UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended June 30, 2026:

  John Hancock 500 Index Trust
  John Hancock American Asset Allocation Trust
  John Hancock American Global Growth Trust
  John Hancock American Growth Trust
  John Hancock American Growth-Income Trust
  John Hancock Blue Chip Growth Trust
  John Hancock Capital Appreciation Value Trust
  John Hancock Disciplined Value International Trust
  John Hancock Disciplined Value Emerging Markets Equity Trust
  John Hancock Equity Income Trust
  John Hancock Financial Industries Trust
  John Hancock Fundamental All Cap Core Trust
  John Hancock Fundamental Large Cap Value Trust
  John Hancock Global Equity Trust
  John Hancock Health Sciences Trust
  John Hancock International Equity Index Trust
  John Hancock International Small Company Trust
  John Hancock Lifestyle Balanced Portfolio
  John Hancock Lifestyle Conservative Portfolio
  John Hancock Lifestyle Growth Portfolio
  John Hancock Lifestyle Moderate Portfolio
  John Hancock Mid Cap Growth Trust
  John Hancock Mid Cap Index Trust
  John Hancock Mid Value Trust
  John Hancock Real Estate Securities Trust
  John Hancock Science & Technology Trust
  John Hancock Small Cap Core Trust
  John Hancock Small Cap Index Trust
  John Hancock Small Cap Opportunities Trust
  John Hancock Small Cap Stock Trust
  John Hancock Small Company Value Trust
  John Hancock Strategic Equity Allocation Trust
  John Hancock Total Stock Market Index Trust
  John Hancock U.S. Growth Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series I/JFIVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$16	0.30%
Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-I

6/26

8/26

500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series II/JAGKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$26	0.50%
Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-II

6/26

8/26

500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series NAV/JAGMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%
Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-NAV

6/26

8/26

500 Index Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series I/JAHZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%
Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-I

6/26

8/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series II/JAIFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%
Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-II

6/26

8/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series III/JAIDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%
Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-III

6/26

8/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series I/JAJQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$36	0.65%
Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-SA-I
6/26
8/26
American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series II/JAHWX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$40	0.72%
Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-SA-II
6/26
8/26
American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series III/JAHVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$17	0.30%
Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-SA-III

6/26

8/26

American Global Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series I/JAHJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$32	0.62%
Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-SA-I

6/26

8/26

American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series II/JAHKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$35	0.68%
Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-SA-II
6/26
8/26
American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series III/JAHGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$14	0.27%
Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-SA-III
6/26
8/26
American Growth Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series I/JAHQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$33	0.63%
Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-I

6/26

8/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series II/JAHRX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.71%
Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-II

6/26

8/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series III/JAHUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$15	0.28%
Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-III

6/26

8/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series I/JADZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$38	0.76%
Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-I

6/26

8/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series II/JADYX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$48	0.96%
Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-II

6/26

8/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series NAV/JAEDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$35	0.71%
Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-NAV

6/26

8/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series I/JAFPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$45	0.88%
Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-SA-I

6/26

8/26

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series II/JAFQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$55	1.08%
Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-SA-II

6/26

8/26

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series NAV/JAFRX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$42	0.83%
Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-SA-NAV
6/26
8/26
Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series I/JAJHX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$42	0.81%
Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-SA-I
6/26
8/26
Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series II/JAJIX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$53	1.01%
Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-SA-II

6/26

8/26

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series NAV/JAJJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$40	0.76%
Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-SA-NAV

6/26

8/26

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series I/JAJBX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$50	0.92%
Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-I

6/26

8/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series II/JEMTX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$61	1.12%
Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-II

6/26

8/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series NAV/JHVTX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$47	0.87%
Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-NAV

6/26

8/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series I/JAEGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$40	0.75%
Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-SA-I

6/26

8/26

Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series II/JAEFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$50	0.95%
Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-SA-II

6/26

8/26

Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series NAV/JAEEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$37	0.70%
Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-SA-NAV
6/26
8/26
Equity Income Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series I/JEFSX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$47	0.93%
Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SA-I
6/26
8/26
Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series II/JEFCX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$57	1.13%
Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SA-II
6/26
8/26
Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series NAV/JAFNX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$44	0.88%
Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SA-NAV
6/26
8/26
Financial Industries Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series I/JEQAX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$37	0.75%
Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SA-I
6/26
8/26
Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series II/JFLGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$47	0.95%
Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SA-II
6/26
8/26
Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series NAV/JADDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$35	0.70%
Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SA-NAV
6/26
8/26
Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series I/JVFLX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$39	0.76%
Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-SA-I
6/26
8/26
Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series II/JADJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$49	0.96%
Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-SA-II

6/26

8/26

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series NAV/JADIX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$36	0.71%
Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-SA-NAV

6/26

8/26

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series I/JEFGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$47	0.92%
Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-I

6/26

8/26

Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series II/JAJFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$57	1.12%
Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-II

6/26

8/26

Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series NAV/JAJGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$44	0.87%
Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-NAV

6/26

8/26

Global Equity Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series I/JEHSX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$49	0.95%
Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-I

6/26

8/26

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series II/JAFKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$59	1.15%
Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-II

6/26

8/26

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series NAV/JAFMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$46	0.90%
Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-NAV

6/26

8/26

Health Sciences Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series I/JIEQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$21	0.40%
Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-SA-I

6/26

8/26

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series II/JAJEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$32	0.60%
Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-SA-II

6/26

8/26

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series NAV/JVANX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$19	0.35%
Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-SA-NAV
6/26
8/26
International Equity Index Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series I/JAJCX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$51	1.01%
Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-SA-I
6/26
8/26
International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series II/JAADX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$62	1.21%
Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-SA-II
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International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series NAV/JAJDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$49	0.96%
Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-SA-NAV

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8/26

International Small Company Trust

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series I/JHBPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$10	0.20%
Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-I

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8/26

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series II/JAILX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$20	0.40%
Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-II

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8/26

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series NAV/JAINX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$8	0.15%
Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-NAV

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8/26

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series I/JHCIX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$12	0.23%
Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-SA-I
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8/26
Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series II/JAIRX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$22	0.43%
Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-SA-II
6/26
8/26
Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series NAV/JAIQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$9	0.18%
Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-SA-NAV

6/26

8/26

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series I/JHGPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$9	0.18%
Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-I

6/26

8/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series II/JAIKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$20	0.38%
Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-II

6/26

8/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series NAV/JAIJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$7	0.13%
Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-NAV

6/26

8/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series I/JHMPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$11	0.21%
Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-I

6/26

8/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series II/JAIPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$21	0.41%
Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-II

6/26

8/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series NAV/JAIOX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$8	0.16%
Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-NAV

6/26

8/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series I/JAETX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$50	0.92%
Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-SA-I

6/26

8/26

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series II/JAEUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$61	1.12%
Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-SA-II

6/26

8/26

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series NAV/JAEVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$47	0.87%
Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-SA-NAV
6/26
8/26
Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series I/JECIX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$24	0.45%
Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-SA-I
6/26
8/26
Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series II/JAEZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$35	0.65%
Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-SA-II

6/26

8/26

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series NAV/JAEYX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$22	0.40%
Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-SA-NAV

6/26

8/26

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series I/JEMUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$49	0.90%
Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-I

6/26

8/26

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series II/JAGYX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$60	1.10%
Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-II

6/26

8/26

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series NAV/JAGWX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$46	0.85%
Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-NAV

6/26

8/26

Mid Value Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series I/JADBX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$43	0.80%
Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-SA-I

6/26

8/26

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series II/JAJLX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$54	1.00%
Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-SA-II
6/26
8/26
Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series NAV/JAJMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$40	0.75%
Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-SA-NAV

6/26

8/26

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series I/JESTX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$58	0.97%
Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-I

6/26

8/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series II/JAFUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$70	1.17%
Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-II

6/26

8/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series NAV/JAFSX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$55	0.92%
Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-NAV

6/26

8/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series I/JESVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$52	0.92%
Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-SA-I

6/26

8/26

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series II/JAGZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$63	1.12%
Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-SA-II

6/26

8/26

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series NAV/JAHBX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$49	0.87%
Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-SA-NAV
6/26
8/26
Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series I/JESIX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$29	0.52%
Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SA-I
6/26
8/26
Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series II/JAJOX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$40	0.72%
Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SA-II
6/26
8/26
Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series NAV/JAEWX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$26	0.47%
Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SA-NAV
6/26
8/26
Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series I/JADLX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$47	0.86%
Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-I

6/26

8/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series II/JADPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$57	1.06%
Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-II

6/26

8/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series NAV/JADMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$44	0.81%
Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-NAV

6/26

8/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series I/JESGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$61	1.12%
Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-SA-I

6/26

8/26

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series II/JAGQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$71	1.32%
Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-SA-II
6/26
8/26
Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series NAV/JAGPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$58	1.07%
Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-SA-NAV
6/26
8/26
Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series I/JAEPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$62	1.12%
Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SA-I
6/26
8/26
Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series II/JAERX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$73	1.32%
Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SA-II
6/26
8/26
Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series NAV/JAEQX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$59	1.07%
Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SA-NAV
6/26
8/26
Small Company Value Trust

John Hancock Variable Insurance Trust
Strategic Equity Allocation Trust
Series NAV/JAFVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.54%
Fund Statistics
Fund net assets	$3,196,816,998
Total number of portfolio holdings	3,332
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	3.9%
Apple, Inc.	3.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.4%
ASML Holding NV	1.2%
Micron Technology, Inc.	1.0%
Meta Platforms, Inc., Class A	1.0%

Sector Composition
Information technology	25.2%
Financials	16.0%
Industrials	13.3%
Health care	9.4%
Consumer discretionary	8.6%
Communication services	6.4%
Consumer staples	4.8%
Materials	3.5%
Energy	3.2%
Utilities	2.7%
Real estate	2.2%
Short-term investments and other	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SEAT-SA-NAV
6/26
8/26
Strategic Equity Allocation Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series I/JETSX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$25	0.48%
Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SA-I
6/26
8/26
Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series II/JAFFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$35	0.68%
Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SA-II
6/26
8/26
Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series NAV/JAFEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$22	0.43%
Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SA-NAV
6/26
8/26
Total Stock Market Index Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series I/JAFHX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$33	0.64%
Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-SA-I

6/26

8/26

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series II/JAFJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$43	0.84%
Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-SA-II

6/26

8/26

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series NAV/JAFGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$30	0.59%
Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-SA-NAV
6/26
8/26
U.S. Growth Trust

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2026 for the following funds:

  John Hancock 500 Index Trust

  John Hancock American Asset Allocation Trust

  John Hancock American Global Growth Trust

  John Hancock American Growth Trust

  John Hancock American Growth-Income Trust

  John Hancock Blue Chip Growth Trust

  John Hancock Capital Appreciation Value Trust

  John Hancock Disciplined Value International Trust

  John Hancock Disciplined Value Emerging Markets Equity Trust

  John Hancock Equity Income Trust

  John Hancock Financial Industries Trust

  John Hancock Fundamental All Cap Core Trust

  John Hancock Fundamental Large Cap Value Trust

  John Hancock Global Equity Trust

  John Hancock Health Sciences Trust

  John Hancock International Equity Index Trust

  John Hancock International Small Company Trust

  John Hancock Lifestyle Balanced Portfolio

  John Hancock Lifestyle Conservative Portfolio

  John Hancock Lifestyle Growth Portfolio

  John Hancock Lifestyle Moderate Portfolio

  John Hancock Mid Cap Growth Trust

  John Hancock Mid Cap Index Trust

  John Hancock Mid Value Trust

  John Hancock Real Estate Securities Trust

  John Hancock Science & Technology Trust

  John Hancock Small Cap Core Trust

  John Hancock Small Cap Index Trust

  John Hancock Small Cap Opportunities Trust

  John Hancock Small Cap Stock Trust

  John Hancock Small Company Value Trust

  John Hancock Strategic Equity Allocation Trust

  John Hancock Total Stock Market Index Trust

  John Hancock U.S. Growth Trust

In addition, the June 30, 2026 semiannual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual Financial Statements & Other N-CSR Items
June 30, 2026

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 9.6%
Diversified telecommunication services – 0.6%
AT&T, Inc.	1,418,419	$29,361,273
Comcast Corp., Class A	727,299	17,855,190
Verizon Communications, Inc.	852,390	36,090,193
		83,306,656
Entertainment – 1.0%
Electronic Arts, Inc.	45,978	9,427,329
Live Nation Entertainment, Inc. (A)	32,304	5,915,185
Netflix, Inc. (A)	859,583	61,374,226
Take-Two Interactive Software, Inc. (A)	35,533	8,882,539
The Walt Disney Company	354,487	34,119,374
TKO Group Holdings, Inc.	12,855	2,587,840
Warner Brothers Discovery, Inc. (A)	505,935	13,488,227
		135,794,720
Interactive media and services – 7.7%
Alphabet, Inc., Class A	1,196,997	427,770,818
Alphabet, Inc., Class C	964,838	340,906,211
Meta Platforms, Inc., Class A	448,296	252,520,654
		1,021,197,683
Media – 0.2%
Charter Communications, Inc., Class A (A)	17,072	2,427,809
EchoStar Corp., Class A (A)	27,820	2,823,730
Fox Corp., Class A	40,722	2,124,060
Fox Corp., Class B	28,384	1,329,507
News Corp., Class A	74,489	1,849,562
News Corp., Class B	24,596	690,164
Omnicom Group, Inc.	58,181	4,237,322
Paramount Skydance Corp., Class B (B)	64,391	634,895
The Trade Desk, Inc., Class A (A)	87,166	1,575,961
		17,693,010
Wireless telecommunication services – 0.1%
T-Mobile US, Inc.	94,995	15,933,511
		1,273,925,580
Consumer discretionary – 9.2%
Automobile components – 0.0%
Aptiv PLC (A)	43,200	2,651,616
Automobiles – 2.0%
Ford Motor Company	798,963	11,105,586
General Motors Company	184,064	14,187,653
Tesla, Inc. (A)	574,710	241,723,026
		267,016,265
Broadline retail – 3.7%
Amazon.com, Inc. (A)	1,998,299	476,274,584
eBay, Inc.	90,637	10,128,685
		486,403,269
Distributors – 0.0%
Genuine Parts Company	28,095	3,314,648
Hotels, restaurants and leisure – 1.6%
Airbnb, Inc., Class A (A)	85,315	12,208,577
Booking Holdings, Inc.	158,182	28,194,360
Carnival Corp., Ltd.	262,612	7,502,825
Chipotle Mexican Grill, Inc. (A)	261,855	8,903,070
Darden Restaurants, Inc.	23,381	4,816,720
Domino's Pizza, Inc.	6,247	1,849,362
DoorDash, Inc., Class A (A)	77,252	14,255,312
Expedia Group, Inc.	23,374	5,980,939
Hilton Worldwide Holdings, Inc.	46,471	15,356,807
Las Vegas Sands Corp.	60,868	2,811,493
Marriott International, Inc., Class A	44,678	16,557,220
McDonald's Corp.	145,041	39,206,033
MGM Resorts International (A)	39,172	1,872,813
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	93,721	$1,978,450
Royal Caribbean Cruises, Ltd.	50,916	16,167,357
Starbucks Corp.	232,656	23,775,117
Wynn Resorts, Ltd.	17,120	1,662,181
Yum! Brands, Inc.	56,264	8,994,363
		212,092,999
Household durables – 0.2%
D.R. Horton, Inc.	53,837	8,768,971
Garmin, Ltd.	33,464	7,949,039
Lennar Corp., Class A	43,940	3,976,131
NVR, Inc. (A)	551	3,754,183
PulteGroup, Inc.	38,885	5,335,411
		29,783,735
Leisure products – 0.0%
Hasbro, Inc.	27,440	2,266,270
Specialty retail – 1.5%
AutoZone, Inc. (A)	3,364	10,751,142
Best Buy Company, Inc.	40,000	3,035,200
Carvana Company (A)	146,221	9,624,266
Lowe's Companies, Inc.	114,330	25,208,622
O'Reilly Automotive, Inc. (A)	169,172	15,579,049
Ross Stores, Inc.	65,763	13,997,655
The Home Depot, Inc.	203,327	71,709,366
The TJX Companies, Inc.	225,738	34,199,307
Tractor Supply Company	107,060	3,384,167
Ulta Beauty, Inc. (A)	8,892	4,010,114
Williams-Sonoma, Inc.	24,036	5,602,792
		197,101,680
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	28,977	2,877,126
Lululemon Athletica, Inc. (A)	21,377	2,440,826
NIKE, Inc., Class B	244,863	10,051,626
Ralph Lauren Corp.	7,891	3,167,526
Tapestry, Inc.	41,245	6,037,443
		24,574,547
		1,225,205,029
Consumer staples – 4.5%
Beverages – 1.0%
Brown-Forman Corp., Class B	34,367	915,881
Constellation Brands, Inc., Class A	28,469	3,959,753
Keurig Dr. Pepper, Inc.	277,742	9,090,496
Molson Coors Beverage Company, Class B	32,750	1,275,940
Monster Beverage Corp. (A)	145,743	14,008,817
PepsiCo, Inc.	279,009	37,777,819
The Coca-Cola Company	790,469	64,241,416
		131,270,122
Consumer staples distribution and retail – 1.7%
Casey's General Stores, Inc.	7,545	5,996,691
Costco Wholesale Corp.	90,566	84,721,776
Dollar General Corp.	44,956	5,174,885
Dollar Tree, Inc. (A)	36,968	4,471,280
Sysco Corp.	97,615	8,158,662
Target Corp.	92,715	12,109,506
The Kroger Company	115,794	6,430,041
Walmart, Inc.	894,950	101,362,037
		228,424,878
Food products – 0.4%
Archer-Daniels-Midland Company	98,386	7,516,690
Bunge Global SA	27,725	2,959,089
General Mills, Inc.	108,944	3,791,251
Hormel Foods Corp.	59,537	1,477,708
McCormick & Company, Inc.	51,849	2,614,227

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mondelez International, Inc., Class A	262,041	$15,156,451
The Hershey Company	30,259	5,308,942
The J.M. Smucker Company	21,771	2,449,238
The Kraft Heinz Company	174,285	4,116,612
Tyson Foods, Inc., Class A	57,591	3,297,085
		48,687,293
Household products – 0.7%
Church & Dwight Company, Inc.	48,369	4,685,989
Colgate-Palmolive Company	163,348	14,975,745
Kimberly-Clark Corp.	67,762	7,438,235
The Clorox Company	24,684	2,355,841
The Procter & Gamble Company	475,355	69,706,057
		99,161,867
Personal care products – 0.1%
Kenvue, Inc.	391,947	7,490,107
The Estee Lauder Companies, Inc., Class A	50,481	3,985,475
		11,475,582
Tobacco – 0.6%
Altria Group, Inc.	340,889	24,526,964
Philip Morris International, Inc.	318,161	57,558,507
		82,085,471
		601,105,213
Energy – 3.0%
Energy equipment and services – 0.3%
Baker Hughes Company	202,519	11,239,805
Halliburton Company	170,536	5,789,697
SLB, Ltd.	305,196	14,188,562
		31,218,064
Oil, gas and consumable fuels – 2.7%
APA Corp.	72,156	2,350,121
Chevron Corp.	382,167	63,348,002
ConocoPhillips	248,700	25,854,852
Devon Energy Corp.	235,361	9,725,117
Diamondback Energy, Inc.	39,625	6,965,283
EOG Resources, Inc.	108,730	14,105,543
EQT Corp.	127,683	6,788,905
Expand Energy Corp.	48,836	4,453,355
Exxon Mobil Corp.	846,141	115,684,398
Kinder Morgan, Inc.	399,671	12,777,482
Marathon Petroleum Corp.	59,595	15,236,654
Occidental Petroleum Corp.	148,220	7,199,045
ONEOK, Inc.	128,614	11,181,701
Phillips 66	81,846	13,836,066
Targa Resources Corp.	43,817	11,749,090
Texas Pacific Land Corp.	11,827	5,175,968
The Williams Companies, Inc.	249,660	18,559,724
Valero Energy Corp.	60,615	15,786,571
		360,777,877
		391,995,941
Financials – 11.7%
Banks – 3.4%
Bank of America Corp.	1,332,788	75,942,260
Citigroup, Inc.	348,173	48,730,293
Citizens Financial Group, Inc.	86,327	6,048,933
Fifth Third Bancorp	185,013	10,429,183
Huntington Bancshares, Inc.	413,816	7,336,958
JPMorgan Chase & Co.	546,990	179,046,237
KeyCorp	188,130	4,336,397
M&T Bank Corp.	29,895	7,115,309
Regions Financial Corp.	174,211	5,261,172
The PNC Financial Services Group, Inc.	81,974	20,183,638
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Truist Financial Corp.	254,331	$12,670,770
U.S. Bancorp	316,884	19,139,794
Wells Fargo & Company	624,700	51,625,208
		447,866,152
Capital markets – 2.9%
Ameriprise Financial, Inc.	18,351	8,418,705
Ares Management Corp., Class A (B)	43,058	4,792,786
BlackRock, Inc.	29,471	28,338,135
Cboe Global Markets, Inc.	21,364	5,184,402
CME Group, Inc.	73,971	16,335,016
Coinbase Global, Inc., Class A (A)	45,406	6,637,903
FactSet Research Systems, Inc.	7,437	1,711,105
Franklin Resources, Inc.	62,586	2,082,236
Interactive Brokers Group, Inc., Class A	90,940	7,915,418
Intercontinental Exchange, Inc.	115,442	14,212,065
Invesco, Ltd.	90,492	2,388,084
KKR & Company, Inc.	141,133	12,953,187
Moody's Corp.	30,670	13,891,056
Morgan Stanley	244,708	51,153,760
MSCI, Inc.	14,861	8,322,754
Nasdaq, Inc.	91,205	7,188,778
Northern Trust Corp.	37,775	6,566,806
Raymond James Financial, Inc.	35,407	5,382,926
Robinhood Markets, Inc., Class A (A)	161,511	16,196,323
S&P Global, Inc.	61,895	25,207,358
State Street Corp.	56,499	9,582,230
T. Rowe Price Group, Inc.	43,740	4,972,801
The Bank of New York Mellon Corp.	140,116	20,262,175
The Blackstone Group, Inc.	151,650	17,844,656
The Charles Schwab Corp.	333,723	30,792,621
The Goldman Sachs Group, Inc.	60,222	60,906,724
TPG, Inc. (A)(C)	45,668	457
		389,240,467
Consumer finance – 0.5%
American Express Company	108,645	36,749,171
Capital One Financial Corp.	127,034	25,485,561
Synchrony Financial	68,666	5,222,049
		67,456,781
Financial services – 3.3%
Apollo Global Management, Inc.	94,151	11,139,005
Berkshire Hathaway, Inc., Class B (A)	374,251	187,271,458
Block, Inc. (A)	109,254	8,303,304
Corpay, Inc. (A)	13,343	4,446,822
Fidelity National Information Services, Inc.	105,515	4,102,423
Fiserv, Inc. (A)	108,858	5,339,485
Global Payments, Inc.	47,464	3,443,988
Jack Henry & Associates, Inc.	14,504	1,997,781
Mastercard, Inc., Class A	164,713	84,596,597
PayPal Holdings, Inc.	180,071	7,775,466
Visa, Inc., Class A	338,810	116,242,323
		434,658,652
Insurance – 1.6%
Aflac, Inc.	93,512	10,964,282
American International Group, Inc.	108,235	8,066,755
Aon PLC, Class A	43,599	14,461,352
Arch Capital Group, Ltd. (A)	71,035	6,894,657
Arthur J. Gallagher & Company	52,443	12,039,340
Assurant, Inc.	10,115	2,716,181
Brown & Brown, Inc.	59,506	3,817,310
Chubb, Ltd.	73,634	25,090,049
Cincinnati Financial Corp.	31,578	5,846,351
Erie Indemnity Company, Class A (B)	5,186	1,243,344
Everest Group, Ltd.	8,078	2,885,704
Globe Life, Inc.	15,850	2,832,078

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	34,443	$3,899,292
Marsh & McLennan Companies, Inc.	98,353	16,392,495
MetLife, Inc.	110,335	9,335,444
Principal Financial Group, Inc.	40,127	4,324,888
Prudential Financial, Inc.	70,836	7,645,329
The Allstate Corp.	52,549	12,503,509
The Hartford Insurance Group, Inc.	55,960	7,415,819
The Progressive Corp.	119,285	26,057,808
The Travelers Companies, Inc.	43,409	14,330,179
W.R. Berkley Corp.	60,038	4,234,480
Willis Towers Watson PLC	19,280	5,039,214
		208,035,860
		1,547,257,912
Health care – 8.8%
Biotechnology – 1.6%
AbbVie, Inc.	360,669	90,758,747
Amgen, Inc.	110,175	39,896,571
Biogen, Inc. (A)	30,138	6,511,616
Gilead Sciences, Inc.	253,451	32,020,999
Incyte Corp. (A)	34,258	3,883,487
Moderna, Inc. (A)	72,089	5,048,393
Regeneron Pharmaceuticals, Inc.	20,398	12,718,969
Vertex Pharmaceuticals, Inc. (A)	51,811	25,736,078
		216,574,860
Health care equipment and supplies – 1.4%
Abbott Laboratories	355,570	32,264,422
Align Technology, Inc. (A)	13,597	2,293,270
Baxter International, Inc.	105,476	2,248,748
Becton, Dickinson and Company	56,248	8,512,010
Boston Scientific Corp. (A)	303,422	12,950,051
DexCom, Inc. (A)	78,771	5,305,227
Edwards Lifesciences Corp. (A)	117,543	10,632,940
GE HealthCare Technologies, Inc.	92,860	5,943,969
IDEXX Laboratories, Inc. (A)	16,103	8,477,263
Insulet Corp. (A)	14,139	2,152,663
Intuitive Surgical, Inc. (A)	72,298	28,751,469
Medtronic PLC	262,090	20,503,301
ResMed, Inc.	29,611	5,770,592
Solventum Corp. (A)	30,049	2,318,280
STERIS PLC	20,021	4,215,822
Stryker Corp.	70,433	22,175,126
The Cooper Companies, Inc. (A)	39,830	2,856,209
Zimmer Biomet Holdings, Inc.	39,493	3,399,952
		180,771,314
Health care providers and services – 1.7%
Cardinal Health, Inc.	47,810	11,357,744
Cencora, Inc.	39,717	11,239,117
Centene Corp. (A)	95,763	6,147,027
CVS Health Corp.	260,472	26,945,828
DaVita, Inc. (A)	6,553	1,457,911
Elevance Health, Inc.	44,331	17,144,128
HCA Healthcare, Inc.	31,700	12,359,513
Henry Schein, Inc. (A)	19,766	1,650,856
Humana, Inc.	24,509	9,735,465
Labcorp Holdings, Inc.	16,739	4,686,920
McKesson Corp.	24,538	18,540,913
Quest Diagnostics, Inc.	22,597	4,789,434
The Cigna Group	54,001	14,886,996
UnitedHealth Group, Inc.	185,387	77,052,399
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	10,878	$1,617,450
		219,611,701
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	30,650	5,439,456
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	57,690	7,662,963
Bio-Techne Corp.	31,971	2,258,751
Charles River Laboratories International, Inc. (A)	9,833	2,230,026
Danaher Corp.	128,590	24,493,823
IQVIA Holdings, Inc. (A)	34,071	6,583,199
Mettler-Toledo International, Inc. (A)	4,125	5,269,729
Revvity, Inc.	22,774	2,533,835
Thermo Fisher Scientific, Inc.	75,862	38,034,172
Waters Corp. (A)	20,043	7,516,927
West Pharmaceutical Services, Inc.	14,422	5,177,498
		101,760,923
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	416,864	24,019,704
Eli Lilly & Company	161,486	193,691,153
Johnson & Johnson	491,404	124,801,874
Merck & Company, Inc.	504,185	64,787,773
Pfizer, Inc.	1,163,470	28,016,358
Viatris, Inc.	237,731	3,775,168
Zoetis, Inc.	85,581	6,149,851
		445,241,881
		1,169,400,135
Industrials – 8.8%
Aerospace and defense – 2.2%
Axon Enterprise, Inc. (A)	16,454	9,224,277
General Dynamics Corp.	51,815	18,354,946
General Electric Company	212,984	79,598,510
Honeywell Aerospace, Inc. (A)	64,677	14,298,681
Howmet Aerospace, Inc.	81,677	21,959,678
Huntington Ingalls Industries, Inc.	8,044	2,251,435
L3Harris Technologies, Inc.	38,030	11,051,138
Lockheed Martin Corp.	41,419	21,101,324
Northrop Grumman Corp.	27,255	13,881,244
RTX Corp.	274,909	52,158,485
Textron, Inc.	35,497	3,256,140
The Boeing Company (A)	160,922	34,834,785
TransDigm Group, Inc.	11,418	15,209,233
		297,179,876
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	24,062	4,531,837
Expeditors International of Washington, Inc.	26,699	4,351,403
FedEx Corp.	44,812	14,031,982
United Parcel Service, Inc., Class B	152,406	16,383,645
		39,298,867
Building products – 0.5%
A.O. Smith Corp.	22,856	1,433,528
Allegion PLC	17,543	2,464,616
Builders FirstSource, Inc. (A)	21,957	1,964,712
Carrier Global Corp.	159,380	11,690,523
Johnson Controls International PLC	124,548	18,197,708
Lennox International, Inc.	6,465	3,704,122
Masco Corp.	41,181	3,350,898
Trane Technologies PLC	45,126	22,164,086
		64,970,193
Commercial services and supplies – 0.4%
Cintas Corp.	69,422	11,807,294

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Copart, Inc. (A)	180,916	$5,100,022
Republic Services, Inc.	40,824	8,698,778
Rollins, Inc.	59,954	2,502,480
Veralto Corp.	50,136	4,446,060
Waste Management, Inc.	75,419	16,809,387
		49,364,021
Construction and engineering – 0.3%
Comfort Systems USA, Inc.	7,174	14,218,509
EMCOR Group, Inc.	9,072	7,528,671
Quanta Services, Inc.	30,633	22,056,985
		43,804,165
Electrical equipment – 1.3%
AMETEK, Inc.	46,789	11,320,131
Eaton Corp. PLC	79,267	33,777,254
Emerson Electric Company	114,338	16,367,485
GE Vernova, Inc.	54,856	64,448,120
Generac Holdings, Inc. (A)	12,017	3,518,698
Hubbell, Inc.	10,787	5,643,758
Rockwell Automation, Inc.	22,715	11,245,742
Vertiv Holdings Company, Class A	78,411	26,253,571
		172,574,759
Ground transportation – 0.8%
CSX Corp.	379,317	18,028,937
FedEx Freight Holding Company, Inc. (A)	22,190	3,350,690
JB Hunt Transport Services, Inc.	15,207	4,401,362
Norfolk Southern Corp.	45,848	14,423,322
Old Dominion Freight Line, Inc.	37,360	8,092,176
Uber Technologies, Inc. (A)	415,543	29,985,583
Union Pacific Corp.	121,199	32,966,128
		111,248,198
Industrial conglomerates – 0.2%
3M Company	106,471	17,238,720
Honeywell International, Inc.	64,677	14,481,068
		31,719,788
Machinery – 2.0%
Caterpillar, Inc.	94,024	100,126,158
Cummins, Inc.	28,169	20,090,412
Deere & Company	51,279	32,527,808
Dover Corp.	27,489	6,165,233
Fortive Corp.	62,234	3,801,875
IDEX Corp.	15,109	3,428,988
Illinois Tool Works, Inc.	53,445	14,455,269
Ingersoll Rand, Inc.	72,697	5,960,427
Nordson Corp.	10,818	3,263,682
Otis Worldwide Corp.	78,331	5,608,500
PACCAR, Inc.	107,435	12,905,092
Parker-Hannifin Corp.	25,739	25,175,831
Pentair PLC	32,990	2,529,013
Snap-on, Inc.	10,575	4,255,380
Stanley Black & Decker, Inc.	31,734	2,986,804
Wabtec Corp.	34,637	9,338,135
Xylem, Inc.	48,522	5,735,786
		258,354,393
Passenger airlines – 0.2%
Delta Air Lines, Inc.	133,392	12,493,495
Southwest Airlines Company	99,777	5,130,533
United Airlines Holdings, Inc. (A)	66,257	9,010,289
		26,634,317
Professional services – 0.3%
Automatic Data Processing, Inc.	81,601	18,274,544
Broadridge Financial Solutions, Inc.	23,610	3,233,390
Equifax, Inc.	24,307	3,858,007
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Jacobs Solutions, Inc.	24,105	$3,037,230
Leidos Holdings, Inc.	25,677	2,643,961
Paychex, Inc.	65,827	6,472,769
Verisk Analytics, Inc.	26,746	4,801,709
		42,321,610
Trading companies and distributors – 0.3%
Fastenal Company	234,358	11,256,215
United Rentals, Inc.	12,789	14,488,530
W.W. Grainger, Inc.	8,867	12,062,667
		37,807,412
		1,175,277,599
Information technology – 37.7%
Communications equipment – 1.3%
Arista Networks, Inc. (A)	210,782	35,807,646
Ciena Corp. (A)	28,865	14,160,014
Cisco Systems, Inc.	806,322	94,710,582
F5, Inc. (A)	11,517	4,790,611
Lumentum Holdings, Inc. (A)	15,882	13,627,709
Motorola Solutions, Inc.	33,886	14,072,517
		177,169,079
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	251,137	44,280,476
CDW Corp.	26,079	3,667,751
Coherent Corp. (A)	39,937	15,753,948
Corning, Inc.	159,877	40,837,382
Flex, Ltd. (A)	75,056	12,164,326
Jabil, Inc.	21,537	8,302,083
Keysight Technologies, Inc. (A)	35,010	12,255,951
TE Connectivity PLC	59,587	12,013,335
Teledyne Technologies, Inc. (A)	9,458	6,307,540
Zebra Technologies Corp., Class A (A)	9,724	2,559,940
		158,142,732
IT services – 0.7%
Accenture PLC, Class A	125,328	15,595,816
Akamai Technologies, Inc. (A)	29,679	3,508,355
Cognizant Technology Solutions Corp., Class A	96,735	3,746,547
Gartner, Inc. (A)	13,667	1,771,517
GoDaddy, Inc., Class A (A)	27,029	2,294,222
IBM Corp.	191,866	53,954,638
VeriSign, Inc.	16,719	4,205,832
		85,076,927
Semiconductors and semiconductor equipment – 19.0%
Advanced Micro Devices, Inc. (A)	332,867	193,365,769
Analog Devices, Inc.	99,661	39,582,359
Applied Materials, Inc.	162,006	117,130,338
Broadcom, Inc.	966,525	365,104,819
First Solar, Inc. (A)	21,935	5,175,783
Intel Corp. (A)	964,437	134,664,338
KLA Corp.	266,661	80,454,290
Lam Research Corp.	255,289	110,624,382
Marvell Technology, Inc.	178,733	53,242,773
Microchip Technology, Inc.	110,466	10,074,499
Micron Technology, Inc.	230,213	265,732,564
Monolithic Power Systems, Inc.	10,029	13,863,688
NVIDIA Corp.	4,944,325	989,309,974
NXP Semiconductors NV	51,539	14,484,005
ON Semiconductor Corp. (A)	80,002	7,563,389
Qnity Electronics, Inc.	42,734	6,978,890
Qualcomm, Inc.	215,161	39,759,601
Skyworks Solutions, Inc.	30,704	2,081,731
Teradyne, Inc.	31,956	15,461,591

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	185,784	$55,376,637
		2,520,031,420
Software – 7.4%
Adobe, Inc. (A)	82,513	16,916,815
AppLovin Corp., Class A (A)	54,922	28,297,462
Autodesk, Inc. (A)	43,103	8,380,085
Cadence Design Systems, Inc. (A)	56,305	21,132,393
Crowdstrike Holdings, Inc., Class A (A)	51,961	39,653,518
Datadog, Inc., Class A (A)	67,534	17,583,152
Fair Isaac Corp. (A)	4,734	5,656,089
Fortinet, Inc. (A)	127,127	19,529,250
Gen Digital, Inc.	112,511	2,800,399
Intuit, Inc.	56,454	14,734,494
Microsoft Corp.	1,516,425	565,656,854
Oracle Corp.	346,395	50,764,187
Palantir Technologies, Inc., Class A (A)	468,715	54,684,979
Palo Alto Networks, Inc. (A)	165,556	56,457,907
PTC, Inc. (A)	23,579	2,678,810
Roper Technologies, Inc.	20,601	6,971,172
Salesforce, Inc.	166,996	26,161,593
ServiceNow, Inc. (A)	210,529	20,901,319
Synopsys, Inc. (A)	39,105	17,443,567
Trimble, Inc. (A)	47,587	2,435,503
Tyler Technologies, Inc. (A)	8,608	2,517,496
Workday, Inc., Class A (A)	41,585	5,090,836
		986,447,880
Technology hardware, storage and peripherals – 8.1%
Apple, Inc.	2,998,245	867,572,173
Dell Technologies, Inc., Class C	59,053	25,479,007
Hewlett Packard Enterprise Company	270,861	12,218,540
HP, Inc.	186,694	4,096,066
NetApp, Inc.	40,282	6,234,042
Sandisk Corp. (A)	30,231	68,737,132
Seagate Technology Holdings PLC	45,774	44,171,910
Super Micro Computer, Inc. (A)	103,128	3,024,744
Western Digital Corp.	70,363	44,942,255
		1,076,475,869
		5,003,343,907
Materials – 1.8%
Chemicals – 1.0%
Air Products & Chemicals, Inc.	45,458	13,327,376
Albemarle Corp.	24,075	3,250,847
CF Industries Holdings, Inc.	31,361	3,395,142
Corteva, Inc.	136,531	11,562,810
Dow, Inc.	147,130	4,025,477
DuPont de Nemours, Inc.	27,893	3,783,407
Ecolab, Inc.	51,707	14,406,087
International Flavors & Fragrances, Inc.	52,117	4,128,709
Linde PLC	94,383	48,979,114
LyondellBasell Industries NV, Class A	52,713	2,775,339
PPG Industries, Inc.	45,502	5,518,938
The Mosaic Company	64,885	1,374,913
The Sherwin-Williams Company	46,823	16,122,095
		132,650,254
Construction materials – 0.2%
CRH PLC	136,405	14,595,335
Martin Marietta Materials, Inc.	12,258	7,069,189
Vulcan Materials Company	26,488	7,814,225
		29,478,749
Containers and packaging – 0.2%
Amcor PLC	94,383	4,091,503
Avery Dennison Corp.	15,614	2,534,933
Ball Corp.	54,351	3,391,502
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	108,095	$4,118,420
Packaging Corp. of America	18,075	4,306,911
Smurfit WestRock PLC	107,064	4,952,781
		23,396,050
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	293,460	18,455,699
Newmont Corp.	217,928	20,354,475
Nucor Corp.	46,491	10,355,870
Steel Dynamics, Inc.	27,673	6,349,847
		55,515,891
		241,040,944
Real estate – 1.8%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	32,018	1,692,151
Healthpeak Properties, Inc.	140,737	3,011,772
Ventas, Inc.	99,246	8,813,045
Welltower, Inc.	144,104	32,707,285
		46,224,253
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	130,023	3,082,845
Industrial REITs – 0.2%
Prologis, Inc.	190,326	25,783,463
Office REITs – 0.0%
BXP, Inc.	30,276	2,007,602
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	59,775	8,051,095
CoStar Group, Inc. (A)	83,361	2,360,784
		10,411,879
Residential REITs – 0.2%
AvalonBay Communities, Inc.	28,360	5,351,248
Camden Property Trust	20,520	2,349,335
Equity Residential	69,602	4,728,064
Essex Property Trust, Inc.	13,119	3,825,369
Invitation Homes, Inc.	111,565	3,370,379
Mid-America Apartment Communities, Inc.	23,758	3,300,937
UDR, Inc.	60,357	2,409,451
		25,334,783
Retail REITs – 0.3%
Federal Realty Investment Trust	16,048	1,980,965
Kimco Realty Corp.	137,666	3,489,833
Realty Income Corp.	190,357	11,794,520
Regency Centers Corp.	33,640	2,682,454
Simon Property Group, Inc.	66,198	14,805,183
		34,752,955
Specialized REITs – 0.7%
American Tower Corp.	95,106	15,556,488
Crown Castle, Inc.	89,096	6,747,240
Digital Realty Trust, Inc.	67,431	12,109,259
Equinix, Inc.	20,133	20,986,438
Extra Space Storage, Inc.	43,127	6,266,353
Iron Mountain, Inc.	60,736	7,671,564
Public Storage	32,252	10,266,134
SBA Communications Corp.	21,651	3,820,535
VICI Properties, Inc.	223,087	5,922,960
Weyerhaeuser Company	147,191	3,523,753
		92,870,724
		240,468,504
Utilities – 2.2%
Electric utilities – 1.4%
Alliant Energy Corp.	52,723	4,022,238
American Electric Power Company, Inc.	111,072	15,195,760

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Constellation Energy Corp.	65,259	$16,208,378
Duke Energy Corp.	159,145	20,144,574
Edison International	78,552	5,848,196
Entergy Corp.	93,470	10,735,964
Evergy, Inc.	47,056	4,067,050
Eversource Energy	76,772	5,548,312
Exelon Corp.	208,876	9,737,799
FirstEnergy Corp.	106,271	5,052,123
NextEra Energy, Inc.	425,697	37,363,426
NRG Energy, Inc.	43,070	6,290,804
PG&E Corp.	449,557	7,561,549
Pinnacle West Capital Corp.	24,740	2,647,180
PPL Corp.	153,585	5,582,815
The Southern Company	230,125	22,025,264
Xcel Energy, Inc.	127,439	10,233,352
		188,264,784
Gas utilities – 0.1%
Atmos Energy Corp.	34,075	5,870,100
Independent power and renewable electricity producers – 0.1%
The AES Corp.	145,583	2,134,247
Vistra Corp.	64,701	10,263,520
		12,397,767
Multi-utilities – 0.6%
Ameren Corp.	56,497	6,386,421
CenterPoint Energy, Inc.	133,544	5,881,278
CMS Energy Corp.	63,061	4,824,167
Consolidated Edison, Inc.	75,231	8,322,806
Dominion Energy, Inc.	179,532	12,260,240
DTE Energy Company	42,466	6,470,544
NiSource, Inc.	97,871	4,653,766
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	101,725	$8,256,001
Sempra	133,443	12,371,501
WEC Energy Group, Inc.	66,493	7,764,388
		77,191,112
Water utilities – 0.0%
American Water Works Company, Inc.	39,864	5,245,305
		288,969,068
TOTAL COMMON STOCKS (Cost $3,664,328,048)		$13,157,989,832
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 3.6026% (D)(E)	15,712,330	157,113,873
TOTAL SHORT-TERM INVESTMENTS (Cost $157,144,096)		$157,113,873
Total Investments (500 Index Trust) (Cost $3,821,472,144) – 100.3%		$13,315,103,705
Other assets and liabilities, net – (0.3%)		(34,752,021)
TOTAL NET ASSETS – 100.0%		$13,280,351,684
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,252,794.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	334	Long	Sep 2026	$124,648,976	$126,055,775	$1,406,799
						$1,406,799

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	46,617,534	$1,240,958,766
TOTAL INVESTMENT COMPANIES (Cost $1,108,143,984)		$1,240,958,766
Total Investments (American Asset Allocation Trust) (Cost $1,108,143,984) - 100.0%		$1,240,958,766
Other assets and liabilities, net - (0.0%)		(64,717)
TOTAL NET ASSETS - 100.0%		$1,240,894,049
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,668,635	$237,459,117
TOTAL INVESTMENT COMPANIES (Cost $195,003,902)		$237,459,117
Total Investments (American Global Growth Trust) (Cost $195,003,902) - 100.0%		$237,459,117
Other assets and liabilities, net - (0.0%)		(23,946)
TOTAL NET ASSETS - 100.0%		$237,435,171

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	7,962,851	$1,100,864,101
TOTAL INVESTMENT COMPANIES (Cost $788,687,925)		$1,100,864,101
Total Investments (American Growth Trust) (Cost $788,687,925) - 100.0%		$1,100,864,101
Other assets and liabilities, net - (0.0%)		(45,756)
TOTAL NET ASSETS - 100.0%		$1,100,818,345
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,795,254	$1,033,004,644
TOTAL INVESTMENT COMPANIES (Cost $804,567,275)		$1,033,004,644
Total Investments (American Growth-Income Trust) (Cost $804,567,275) - 100.0%		$1,033,004,644
Other assets and liabilities, net - (0.0%)		(58,289)
TOTAL NET ASSETS - 100.0%		$1,032,946,355
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 18.1%
Diversified telecommunication services – 0.3%
Space Exploration Technologies Corp. (A)	49,850	$8,517,371
Entertainment – 1.5%
Netflix, Inc. (A)	534,499	38,163,229
Interactive media and services – 15.7%
Alphabet, Inc., Class A	423,520	151,353,342
Alphabet, Inc., Class C	457,887	161,785,214
Meta Platforms, Inc., Class A	160,897	90,631,671
		403,770,227
Wireless telecommunication services – 0.6%
T-Mobile US, Inc.	87,228	14,630,752
		465,081,579
Consumer discretionary – 11.7%
Automobiles – 2.6%
Tesla, Inc. (A)	160,123	67,347,734
Broadline retail – 3.7%
Amazon.com, Inc. (A)	354,634	84,523,468
Sea, Ltd., ADR (A)	101,038	9,682,472
		94,205,940
Hotels, restaurants and leisure – 1.2%
Booking Holdings, Inc.	131,075	23,362,808
DoorDash, Inc., Class A (A)	46,302	8,544,108
		31,906,916
Specialty retail – 4.2%
Carvana Company (A)	1,255,760	82,654,123
Ross Stores, Inc.	59,932	12,756,526
The TJX Companies, Inc.	77,482	11,738,523
		107,149,172
		300,609,762
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 6.8%
Capital markets – 1.3%
Moody's Corp.	7,284	$3,299,069
Morgan Stanley	64,409	13,464,057
The Charles Schwab Corp.	75,551	6,971,091
The Goldman Sachs Group, Inc.	9,417	9,524,071
		33,258,288
Financial services – 4.2%
Mastercard, Inc., Class A	88,517	45,462,331
Visa, Inc., Class A	185,486	63,638,392
		109,100,723
Insurance – 1.3%
Chubb, Ltd.	73,436	25,022,583
Marsh & McLennan Companies, Inc.	53,133	8,855,677
		33,878,260
		176,237,271
Health care – 5.9%
Health care equipment and supplies – 1.2%
Intuitive Surgical, Inc. (A)	59,461	23,646,450
Medline, Inc., Class A (A)(B)	53,793	2,121,596
Stryker Corp.	17,396	5,476,957
		31,245,003
Health care providers and services – 0.6%
UnitedHealth Group, Inc.	34,002	14,132,251
Life sciences tools and services – 0.9%
Danaher Corp.	59,109	11,259,082
Thermo Fisher Scientific, Inc.	24,268	12,167,004
		23,426,086
Pharmaceuticals – 3.2%
Eli Lilly & Company	69,053	82,824,240
		151,627,580
Industrials – 4.9%
Aerospace and defense – 2.5%
General Electric Company	136,370	50,965,560
HEICO Corp.	17,200	6,126,468
TransDigm Group, Inc.	5,590	7,446,104
		64,538,132
Commercial services and supplies – 0.2%
Cintas Corp.	28,724	4,885,378
Electrical equipment – 1.1%
GE Vernova, Inc.	24,374	28,636,038
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	30,761	6,662,833
Machinery – 0.8%
Caterpillar, Inc.	20,383	21,705,857
		126,428,238
Information technology – 51.4%
Electronic equipment, instruments and components – 0.4%
TE Connectivity PLC	52,963	10,677,870
IT services – 0.7%
Shopify, Inc., Class A (A)	148,672	16,975,369
Semiconductors and semiconductor equipment – 38.7%
Advanced Micro Devices, Inc. (A)	158,079	91,829,672
Applied Materials, Inc.	102,650	74,215,950
ASML Holding NV, NYRS	20,976	41,730,493
Broadcom, Inc.	397,650	150,212,288
Cerebras Systems, Inc., Class A (A)	4,347	960,687
Lam Research Corp.	172,969	74,952,657
Marvell Technology, Inc.	88,111	26,247,386
Micron Technology, Inc.	57,487	66,356,669

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	13,828	$19,115,274
NVIDIA Corp.	2,027,735	405,729,497
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	53,437	25,519,908
Texas Instruments, Inc.	69,390	20,683,077
		997,553,558
Software – 7.2%
Crowdstrike Holdings, Inc., Class A (A)	20,749	15,834,392
Datadog, Inc., Class A (A)	26,515	6,903,445
Microsoft Corp.	298,858	111,480,011
Oracle Corp.	135,086	19,796,853
Palantir Technologies, Inc., Class A (A)	43,955	5,128,230
Roper Technologies, Inc.	19,948	6,750,204
ServiceNow, Inc. (A)	128,385	12,746,063
Synopsys, Inc. (A)	14,417	6,430,991
		185,070,189
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	396,976	114,868,975
		1,325,145,961
Materials – 0.3%
Chemicals – 0.3%
Linde PLC	16,917	8,778,908
Utilities – 0.4%
Electric utilities – 0.4%
Constellation Energy Corp.	38,557	9,576,402
TOTAL COMMON STOCKS (Cost $1,725,311,349)		$2,563,485,701
CORPORATE BONDS - 0.1%
Consumer discretionary - 0.1%
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (C)	$1,366,094	1,412,302
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (C)	1,867,446	2,060,924
		3,473,226
TOTAL CORPORATE BONDS (Cost $3,553,398)		$3,473,226
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
T. Rowe Price Government Reserve Fund, 3.6526% (D)	11,968,184	11,968,184
TOTAL SHORT-TERM INVESTMENTS (Cost $11,968,184)		$11,968,184
Total Investments (Blue Chip Growth Trust) (Cost $1,740,832,931) – 100.1%		$2,578,927,111
Other assets and liabilities, net – (0.1%)		(2,646,981)
TOTAL NET ASSETS – 100.0%		$2,576,280,130
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 62.8%
Communication services – 6.7%
Entertainment – 0.1%
Madison Square Garden Sports Corp. (A)	1,427	$573,426
Interactive media and services – 6.6%
Alphabet, Inc., Class A	36,150	12,918,926
Alphabet, Inc., Class C	22,989	8,122,703
Meta Platforms, Inc., Class A (B)	20,566	11,584,622
		32,626,251
		33,199,677
Consumer discretionary – 5.8%
Broadline retail – 3.5%
Amazon.com, Inc. (A)	72,481	17,275,116
Hotels, restaurants and leisure – 2.3%
DoorDash, Inc., Class A (A)	23,923	4,414,511
Starbucks Corp.	32,793	3,351,117
Yum! Brands, Inc. (B)	23,451	3,748,877
		11,514,505
		28,789,621
Consumer staples – 1.7%
Beverages – 1.7%
Keurig Dr. Pepper, Inc.	258,975	8,476,252
Energy – 1.1%
Energy equipment and services – 0.1%
SLB, Ltd.	4,852	225,569
Oil, gas and consumable fuels – 1.0%
Canadian Natural Resources, Ltd.	92,451	3,651,815
ConocoPhillips	13,500	1,403,460
		5,055,275
		5,280,844
Financials – 5.3%
Banks – 0.4%
JPMorgan Chase & Co.	5,500	1,800,315
Capital markets – 1.3%
Ares Management Corp., Class A	12,366	1,376,459
KKR & Company, Inc.	25,000	2,294,500
MSCI, Inc.	4,663	2,611,467
		6,282,426
Financial services – 2.6%
Mastercard, Inc., Class A (B)	15,443	7,931,525
Visa, Inc., Class A (B)	14,437	4,953,190
		12,884,715
Insurance – 1.0%
Arthur J. Gallagher & Company	11,542	2,649,697
Ryan Specialty Holdings, Inc. (C)	16,128	608,993
Willis Towers Watson PLC	7,566	1,977,525
		5,236,215
		26,203,671
Health care – 12.0%
Biotechnology – 4.7%
Alnylam Pharmaceuticals, Inc. (A)	15,500	4,665,965
Arcellx, Inc. (A)(D)	11,601	812
Ascendis Pharma A/S (A)	25,082	6,689,871
CG Oncology, Inc. (A)	17,781	1,263,340
Cytokinetics, Inc. (A)	46,663	3,975,221
Denali Therapeutics, Inc. (A)(C)	35,000	900,200
Dyne Therapeutics, Inc. (A)	22,889	508,365
Erasca, Inc. (A)	48,500	888,520
Kymera Therapeutics, Inc. (A)(C)	14,309	1,640,813
MoonLake Immunotherapeutics (A)	11,317	220,342
Stoke Therapeutics, Inc. (A)	3,858	126,234

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vaxcyte, Inc. (A)	29,656	$1,723,903
Xenon Pharmaceuticals, Inc. (A)	9,653	582,655
		23,186,241
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company (B)	17,641	2,669,613
Health care providers and services – 2.5%
Cencora, Inc.	34,274	9,698,857
HCA Healthcare, Inc.	4,462	1,739,689
UnitedHealth Group, Inc.	2,313	961,352
		12,399,898
Life sciences tools and services – 4.3%
Danaher Corp.	30,677	5,843,355
Revvity, Inc.	83,910	9,335,827
Waters Corp. (A)	16,301	6,113,527
		21,292,709
Pharmaceuticals – 0.0%
Maze Therapeutics, Inc. (A)	6,962	207,746
		59,756,207
Industrials – 2.7%
Aerospace and defense – 1.4%
Arxis, Inc., Class A (A)(C)	10,585	488,392
Lockheed Martin Corp.	5,900	3,005,814
Northrop Grumman Corp.	4,929	2,510,389
Woodward, Inc.	2,181	927,885
		6,932,480
Commercial services and supplies – 0.5%
Veralto Corp.	28,600	2,536,248
Machinery – 0.8%
Ingersoll Rand, Inc.	43,580	3,573,124
Professional services – 0.0%
TransUnion	1,251	90,247
		13,132,099
Information technology – 21.3%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	23,689	4,024,287
Ciena Corp. (A)	1,104	541,578
Lumentum Holdings, Inc. (A)	1,000	858,060
		5,423,925
Electronic equipment, instruments and components – 0.3%
TE Connectivity PLC	6,857	1,382,440
IT services – 0.1%
IBM Corp.	1,294	363,886
Quantinuum, Inc., Class A (A)	352	28,772
		392,658
Semiconductors and semiconductor equipment – 11.2%
Advanced Micro Devices, Inc. (A)	19,081	11,084,344
ASML Holding NV, NYRS	1,481	2,946,361
Broadcom, Inc.	35,709	13,489,075
Cerebras Systems, Inc., Class A (A)(C)	658	145,418
Micron Technology, Inc.	4,534	5,233,551
NVIDIA Corp. (B)	73,864	14,779,448
Taiwan Semiconductor Manufacturing Company, Ltd.	98,000	7,731,245
Texas Instruments, Inc.	1,194	355,896
		55,765,338
Software – 6.8%
Aurora Innovation, Inc. (A)(C)	1,199,130	8,178,067
Bentley Systems, Inc., Class B (C)	31,460	940,339
Cadence Design Systems, Inc. (A)	5,100	1,914,132
Microsoft Corp. (B)	46,231	17,245,088
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	32,114	$3,648,472
Synopsys, Inc. (A)	4,319	1,926,576
		33,852,674
Technology hardware, storage and peripherals – 1.8%
Apple, Inc. (B)	30,824	8,919,233
		105,736,268
Utilities – 6.2%
Electric utilities – 1.0%
PPL Corp.	139,283	5,062,937
Multi-utilities – 5.2%
Ameren Corp.	53,395	6,035,771
CenterPoint Energy, Inc.	306,457	13,496,366
NiSource, Inc.	130,843	6,221,585
		25,753,722
		30,816,659
TOTAL COMMON STOCKS (Cost $284,591,225)		$311,391,298
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.3%
U.S. Government – 15.3%
U.S. Treasury Notes
3.500%, 11/30/2030 to 02/28/2031	$20,631,500	20,036,459
3.625%, 10/31/2030 to 12/31/2030	13,540,000	13,231,165
3.750%, 01/31/2031 to 02/28/2033	14,212,600	13,835,099
3.875%, 03/31/2031 to 12/31/2032	14,115,000	13,856,159
4.000%, 01/31/2033	4,962,000	4,877,297
4.250%, 05/31/2033	10,071,000	10,033,234
		75,869,413
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $76,989,093)		$75,869,413
CORPORATE BONDS - 8.1%
Consumer discretionary - 2.1%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (E)	946,000	865,848
3.750%, 05/01/2029 (E)	762,000	734,887
4.000%, 05/01/2031 (E)	1,019,000	963,062
4.875%, 01/15/2030	698,000	695,696
5.500%, 03/31/2034 (E)	590,000	584,941
5.750%, 09/15/2033 (E)	578,000	580,166
5.875%, 04/01/2029 (E)	355,000	358,955
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	237,000	236,937
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (E)	1,053,000	1,050,073
Life Time, Inc. 6.000%, 11/15/2031 (E)	274,000	278,246
Service Corp. International
3.375%, 08/15/2030	100,000	92,761
4.625%, 12/15/2027	44,000	43,774
5.750%, 10/15/2032	255,000	256,026
Vail Resorts, Inc. 6.500%, 05/15/2032 (E)	245,000	249,531
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	308,071
4.625%, 01/31/2032	902,000	863,121
4.750%, 01/15/2030 (E)	402,000	395,409
5.350%, 11/01/2043	657,000	617,825
5.375%, 04/01/2032	943,000	937,997
6.875%, 11/15/2037	253,000	274,432
		10,387,758

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy - 0.1%
Murphy Oil USA, Inc.
3.750%, 02/15/2031 (E)	$53,000	$49,574
5.875%, 06/01/2034 (E)	200,000	200,631
		250,205
Financials - 2.1%
AmWINS Group, Inc. 6.375%, 02/15/2029 (E)	297,000	298,453
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (E)	1,024,000	999,955
HUB International, Ltd.
5.625%, 12/01/2029 (E)	452,000	450,348
7.250%, 06/15/2030 (E)	4,072,000	4,178,837
7.375%, 01/31/2032 (E)	2,174,000	2,212,871
MSCI, Inc. 5.250%, 09/01/2035	646,000	632,331
Ryan Specialty LLC
4.375%, 02/01/2030 (E)	220,000	211,997
5.875%, 08/01/2032 (E)	483,000	475,203
USI, Inc. 7.500%, 01/15/2032 (E)	901,000	909,491
		10,369,486
Health care - 0.1%
IQVIA, Inc.
5.000%, 05/15/2027 (E)	248,000	247,864
6.500%, 05/15/2030 (E)	200,000	204,143
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (E)	205,000	207,530
		659,537
Industrials - 1.6%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (E)	205,000	200,086
5.950%, 08/04/2033	278,000	279,156
Korn Ferry 4.625%, 12/15/2027 (E)	250,000	248,712
TransDigm, Inc.
4.625%, 01/15/2029	349,000	343,444
6.125%, 07/31/2034 (E)	535,000	534,312
6.250%, 01/31/2034 (E)	84,000	85,713
6.375%, 03/01/2029 (E)	1,348,000	1,368,599
6.375%, 05/31/2033 (E)	1,345,000	1,357,788
6.625%, 03/01/2032 (E)	1,565,000	1,605,097
6.750%, 08/15/2028 (E)	204,000	206,032
6.750%, 01/31/2034 (E)	940,000	964,166
7.125%, 12/01/2031 (E)	828,000	857,362
		8,050,467
Information technology - 0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	22,892
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (E)	205,000	198,164
Fair Isaac Corp. 6.000%, 05/15/2033 (E)	334,000	328,899
PTC, Inc. 4.000%, 02/15/2028 (E)	321,000	314,295
		864,250
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	795,000	760,679
3.875%, 02/15/2027	707,000	702,990
		1,463,669
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.6%
Alliant Energy Corp. 5.750%, (5.750% to 4-1-31, then 5 Year CMT + 2.077%), 04/01/2056	$160,000	$158,188
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	1,022,000	1,016,389
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	987,000	981,448
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	900,000	899,579
DTE Energy Company 6.200%, (6.200% to 7-1-33, then 5 Year CMT + 1.811%), 07/01/2058	923,000	930,746
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	803,000	803,126
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	744,000	745,529
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	1,353,000	1,351,040
The Southern Company 6.000%, (6.000% to 4-1-33, then 5 Year CMT + 1.993%), 04/01/2058	1,166,000	1,168,795
		8,054,840
TOTAL CORPORATE BONDS (Cost $39,736,156)		$40,100,212
TERM LOANS (F) – 8.3%
Consumer discretionary – 0.7%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.398%, 11/08/2030	1,760,129	1,762,628
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 6.482%, 08/26/2031	1,607,883	1,609,314
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.394%, 05/24/2030	266,422	266,449
		3,638,391
Financials – 3.7%
AmWINS Group, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%) 5.732%, 01/30/2032	3,572,897	3,490,542
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%) 6.144%, 06/13/2031	3,600,631	3,469,388
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%) 5.644%, 05/19/2031	1,538,260	1,531,369
EP Wealth Advisors LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.500%) 6.166%, 10/18/2032	145,635	145,514
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 06/20/2030	6,341,441	6,331,042
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%) 5.982%, 12/31/2030	747,950	746,745
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.644%, 09/15/2031	58,407	58,243

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Financials (continued)
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.982%, 09/29/2030		$1,386,193	1,378,915
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.982%, 11/21/2029		1,382,885	1,377,340
			18,529,098
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.644%, 01/21/2030		1,533,777	1,534,866
Industrials – 1.0%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.679%, 10/21/2028	EUR	603,316	691,762
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.500%) 6.144%, 10/21/2028		$1,650,352	1,650,352
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.894%, 03/22/2030		2,342,215	2,342,356
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%) 6.144%, 02/13/2033		212,468	212,434
			4,896,904
Information technology – 2.4%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 5.982%, 02/24/2031		6,893,495	6,764,242
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.232%, 02/23/2032		916,009	901,985
Bending Spoons US, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 5.875%) 9.489%, 03/07/2031		1,296,588	1,273,897
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.875%) 9.489%, 03/07/2031		88,634	86,950
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 10/09/2029		993,851	957,019
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.750%) 6.394%, 05/30/2031		1,052,123	1,003,463
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.894%, 04/16/2031		818,336	727,640
			11,715,196
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.400%, 01/25/2031		998,791	999,421
TOTAL TERM LOANS (Cost $41,817,206)			$41,313,876
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	$326,180	$324,051
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (E)	206,400	198,023
TOTAL ASSET-BACKED SECURITIES (Cost $530,016)		$522,074
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.3%
John Hancock Collateral Trust, 3.6026% (G)(H)	432,122	4,320,963
T. Rowe Price Government Reserve Fund, 3.6526% (G)	21,919,768	21,919,768
		26,240,731
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 6-30-26 at 1.060% to be repurchased at $2,844,084 on 7-1-26, collateralized by $2,886,500 U.S. Treasury Notes, 3.500% due 1-31-28 (valued at $2,901,046)	$2,844,000	2,844,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,084,698)		$29,084,731
Total Investments (Capital Appreciation Value Trust) (Cost $472,748,394) – 100.4%		$498,281,604
Other assets and liabilities, net – (0.4%)		(2,177,087)
TOTAL NET ASSETS – 100.0%		$496,104,517
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-26.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Advanced Micro Devices, Inc.	USD	310.00	Jan 2027	12	1,200	$46,503	$(354,410)
JPM	Advanced Micro Devices, Inc.	USD	320.00	Jan 2027	12	1,200	43,449	(344,679)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	9	900	24,763	(45,824)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	9	900	22,423	(40,915)
JPM	Alphabet, Inc., Class A	USD	360.00	Jan 2027	10	1,000	24,437	(40,469)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	9	900	20,262	(36,426)
JPM	Alphabet, Inc., Class A	USD	370.00	Jan 2027	10	1,000	21,666	(35,932)
JPM	Alphabet, Inc., Class A	USD	380.00	Jan 2027	10	1,000	19,200	(31,817)
JPM	Alphabet, Inc., Class A	USD	400.00	Jan 2027	18	1,800	49,538	(44,566)
JPM	Alphabet, Inc., Class A	USD	415.00	Jan 2027	18	1,800	42,619	(36,723)
JPM	Alphabet, Inc., Class C	USD	430.00	Jun 2027	7	700	30,920	(20,760)
JPM	Alphabet, Inc., Class C	USD	440.00	Jun 2027	7	700	28,690	(19,040)
JPM	Alphabet, Inc., Class C	USD	450.00	Jun 2027	7	700	26,842	(17,461)
JPM	Alphabet, Inc., Class C	USD	460.00	Jun 2027	7	700	24,367	(16,014)
UBS	Amazon.com, Inc.	USD	300.00	Jan 2027	12	1,200	26,510	(11,556)
UBS	Amazon.com, Inc.	USD	305.00	Jan 2027	12	1,200	24,488	(10,540)
UBS	Amazon.com, Inc.	USD	310.00	Jan 2027	12	1,200	22,640	(9,614)
UBS	Amazon.com, Inc.	USD	315.00	Jan 2027	12	1,200	20,852	(8,771)
UBS	Amazon.com, Inc.	USD	320.00	Jan 2027	12	1,200	19,124	(8,005)
UBS	Amazon.com, Inc.	USD	300.00	Jun 2027	11	1,100	35,100	(21,591)
UBS	Amazon.com, Inc.	USD	310.00	Jun 2027	12	1,200	34,227	(20,945)
UBS	Amazon.com, Inc.	USD	320.00	Jun 2027	12	1,200	30,638	(18,643)
UBS	Amazon.com, Inc.	USD	330.00	Jun 2027	12	1,200	27,294	(16,612)
BOA	Apple, Inc.	USD	300.00	Jan 2027	29	2,900	41,514	(60,928)
BOA	Apple, Inc.	USD	340.00	Jun 2027	11	1,100	28,867	(18,249)
BOA	Apple, Inc.	USD	350.00	Jun 2027	11	1,100	24,728	(15,340)
BOA	Apple, Inc.	USD	360.00	Jun 2027	11	1,100	21,142	(12,851)
BOA	Apple, Inc.	USD	370.00	Jun 2027	11	1,100	17,996	(10,737)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	18	1,800	84,399	(97,441)
GSI	Broadcom, Inc.	USD	410.00	Jan 2027	18	1,800	74,116	(83,500)
JPM	Canadian Natural Resources, Ltd.	USD	50.00	Jan 2027	32	3,200	8,829	(3,103)
JPM	Canadian Natural Resources, Ltd.	USD	52.50	Jan 2027	32	3,200	6,325	(2,179)
JPM	Canadian Natural Resources, Ltd.	USD	55.00	Jan 2027	32	3,200	4,454	(1,517)
JPM	Canadian Natural Resources, Ltd.	USD	57.50	Jan 2027	32	3,200	3,382	(1,047)
NOM	DoorDash, Inc., Class A	USD	230.00	Jan 2027	12	1,200	37,464	(19,489)
BOA	DoorDash, Inc., Class A	USD	175.00	Mar 2027	16	1,600	40,918	(66,635)
BOA	DoorDash, Inc., Class A	USD	180.00	Mar 2027	16	1,600	38,061	(62,802)
BOA	DoorDash, Inc., Class A	USD	185.00	Mar 2027	16	1,600	35,376	(59,162)
BOA	DoorDash, Inc., Class A	USD	190.00	Mar 2027	16	1,600	32,839	(55,711)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	11	1,100	8,679	(4,948)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	9	900	6,438	(4,048)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	8	800	5,970	(3,598)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	12	1,200	7,463	(3,939)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	9	900	5,075	(2,954)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	8	800	4,519	(2,626)
GSI	Ingersoll Rand, Inc.	USD	80.00	Mar 2027	21	2,100	11,319	(25,622)
GSI	Ingersoll Rand, Inc.	USD	85.00	Mar 2027	21	2,100	8,415	(20,347)
WFB	JPMorgan Chase & Co.	USD	340.00	Jun 2027	18	1,800	43,416	(55,032)
WFB	JPMorgan Chase & Co.	USD	350.00	Jun 2027	19	1,900	38,798	(49,778)
WFB	JPMorgan Chase & Co.	USD	360.00	Jun 2027	18	1,800	30,906	(40,101)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	4	400	13,931	(8,064)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2027	7	700	21,194	(12,154)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	7	700	17,056	(8,969)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	4	400	9,924	(5,125)
BARC	Mastercard, Inc., Class A	USD	550.00	Jun 2027	6	600	21,494	(27,687)
BARC	Mastercard, Inc., Class A	USD	560.00	Jun 2027	6	600	18,500	(25,273)
BARC	Mastercard, Inc., Class A	USD	580.00	Jun 2027	6	600	15,152	(20,960)
BARC	Mastercard, Inc., Class A	USD	590.00	Jun 2027	6	600	14,075	(19,048)
WFB	Meta Platforms, Inc., Class A	USD	740.00	Jun 2027	7	700	48,600	(29,649)
WFB	Meta Platforms, Inc., Class A	USD	760.00	Jun 2027	7	700	44,459	(26,963)
WFB	Microsoft Corp.	USD	470.00	Jun 2027	8	800	34,278	(21,876)
WFB	Microsoft Corp.	USD	490.00	Jun 2027	8	800	28,888	(18,677)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Microsoft Corp.	USD	500.00	Jun 2027	8	800	$27,412	$(17,291)
JPM	PTC, Inc.	USD	155.00	Jan 2027	4	400	5,519	(1,435)
JPM	PTC, Inc.	USD	160.00	Jan 2027	4	400	4,505	(1,205)
JPM	PTC, Inc.	USD	165.00	Jan 2027	4	400	3,731	(1,015)
JPM	PTC, Inc.	USD	170.00	Jan 2027	4	400	2,997	(858)
WFB	Revvity, Inc.	USD	105.00	Dec 2026	7	700	7,413	(12,979)
WFB	Revvity, Inc.	USD	110.00	Dec 2026	7	700	5,942	(11,045)
WFB	Revvity, Inc.	USD	115.00	Dec 2026	7	700	4,680	(9,318)
WFB	Revvity, Inc.	USD	120.00	Dec 2026	7	700	3,629	(7,796)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	36	3,600	29,942	(29,880)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	10	1,000	7,685	(8,300)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	10	1,000	7,918	(8,300)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	36	3,600	24,072	(22,528)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	10	1,000	6,227	(6,258)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	10	1,000	6,426	(6,258)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	10	1,000	4,657	(4,660)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	10	1,000	4,834	(4,660)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	46	4,600	31,099	(21,437)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jun 2027	6	600	23,880	(34,547)
CITI	UnitedHealth Group, Inc.	USD	440.00	Jun 2027	6	600	19,878	(29,234)
CITI	UnitedHealth Group, Inc.	USD	450.00	Jun 2027	5	500	15,010	(22,354)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jun 2027	6	600	16,530	(24,581)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	6	600	13,128	(16,407)
CITI	Visa, Inc., Class A	USD	360.00	Jan 2027	10	1,000	18,070	(20,069)
CITI	Visa, Inc., Class A	USD	365.00	Jan 2027	6	600	8,904	(10,792)
CITI	Visa, Inc., Class A	USD	375.00	Jan 2027	10	1,000	13,270	(14,321)
GSI	Visa, Inc., Class A	USD	360.00	Jun 2027	8	800	17,456	(25,301)
GSI	Visa, Inc., Class A	USD	370.00	Jun 2027	8	800	14,409	(21,816)
GSI	Visa, Inc., Class A	USD	380.00	Jun 2027	8	800	12,595	(18,710)
GSI	Visa, Inc., Class A	USD	390.00	Jun 2027	8	800	10,261	(15,966)
WFB	Waters Corp.	USD	380.00	Jan 2027	5	500	17,692	(20,614)
WFB	Waters Corp.	USD	390.00	Jan 2027	5	500	14,545	(18,177)
WFB	Waters Corp.	USD	400.00	Jan 2027	5	500	12,449	(15,949)
WFB	Waters Corp.	USD	410.00	Jan 2027	5	500	10,951	(13,929)
UBS	Yum! Brands, Inc.	USD	165.00	Jan 2027	20	2,000	15,933	(18,387)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	2	200	1,295	(790)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	2	200	1,435	(790)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	10	1,000	6,910	(3,948)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	2	200	1,048	(576)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	2	200	1,168	(576)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	10	1,000	5,620	(2,880)
UBS	Yum! Brands, Inc.	USD	165.00	Jun 2027	7	700	6,246	(10,140)
UBS	Yum! Brands, Inc.	USD	170.00	Jun 2027	7	700	5,068	(8,542)
UBS	Yum! Brands, Inc.	USD	175.00	Jun 2027	7	700	4,064	(7,133)
UBS	Yum! Brands, Inc.	USD	180.00	Jun 2027	7	700	3,157	(5,908)
							$2,105,171	$(2,777,102)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
NOM	Nomura Global Financial Products, Inc.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%
Australia - 0.2%
Yancoal Australia, Ltd. (A)	141,400	$531,569
Brazil - 5.8%
AGI, Inc., Class A (B)(C)	60,587	428,956
Ambev SA, ADR (C)	399,848	1,255,523
Banco Bradesco SA, ADR	1,094,873	3,799,209
Itau Unibanco Holding SA, ADR	362,880	2,964,730
Localiza Rent a Car SA	558,900	4,497,357
Rede D'Or Sao Luiz SA (A)	263,900	1,774,397
Smartfit Escola de Ginastica e Danca SA	256,000	976,433
Suzano SA, ADR (C)	43,270	335,775
TIM SA	208,200	882,036
TIM SA, ADR (C)	54,638	1,170,346
		18,084,762
China - 22.5%
Bank of Hangzhou Company, Ltd., Class A	838,300	1,785,792
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	203,275	356,907
BYD Company, Ltd., ADR (C)	226,808	2,102,510
BYD Company, Ltd., H Shares	24,500	227,015
China Dili Group (B)(D)	190,600	6,416
China Huiyuan Juice Group, Ltd. (B)(D)	212,500	0
China Jushi Company, Ltd., Class A	291,917	3,159,485
China Taifeng Beddings Holdings, Ltd. (B)(D)	204,000	0
China Zhongwang Holdings, Ltd. (B)(D)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	105,860	6,153,595
CT Environmental Group, Ltd. (B)(D)	164,000	0
Great Wall Motor Company, Ltd., H Shares	428,500	480,515
H World Group, Ltd., ADR	16,246	677,783
Haier Smart Home Company, Ltd., H Shares	549,400	1,405,315
Hisense Home Appliances Group Company, Ltd., Class A	453,100	1,828,801
Hongda Xingye Company, Ltd., Class A (B)(D)	28,900	0
Hongfa Technology Company, Ltd., Class A	80,400	410,223
J&T Global Express, Ltd. (B)	3,161,600	3,375,987
Jason Furniture Hangzhou Company, Ltd., Class A	143,400	473,714
JD.com, Inc., ADR	247,790	6,313,689
JD.com, Inc., Class A	19,200	244,616
Meihua Holdings Group Company, Ltd., Class A	516,778	560,211
Muyuan Foods Group Company, Ltd., Class A	49,300	254,434
NetEase, Inc., ADR	53,656	6,875,480
New Oriental Education & Technology Group, Inc., ADR	57,730	2,650,384
Pharmaron Beijing Company, Ltd., H Shares (A)	435,900	1,018,004
Qunxing Paper Holdings Company, Ltd. (B)(D)	634,371	0
Rianlon Corp., Class A	249,371	1,933,946
Sany Heavy Industry Company, Ltd., Class A	256,549	655,670
Satellite Chemical Company, Ltd., Class A	118,900	411,723
Silergy Corp.	331,000	6,326,796
StarPower Semiconductor, Ltd., Class A	251,540	5,709,206
Tencent Holdings, Ltd.	10,900	601,490
Tencent Holdings, Ltd., ADR	5,397	298,022
Tenwow International Holdings, Ltd. (B)(D)	121,000	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tongcheng Travel Holdings, Ltd.	495,200	$757,839
Wanhua Chemical Group Company, Ltd., Class A	29,300	296,269
WuXi AppTec Company, Ltd., Class A	186,003	3,422,685
WuXi AppTec Company, Ltd., H Shares (A)	333,100	6,557,246
XCMG Construction Machinery Company, Ltd., Class A	415,460	497,471
Yum China Holdings, Inc.	15,086	616,565
Yutong Bus Company, Ltd., Class A	83,600	330,877
Zhejiang Glass Company, Ltd., H Shares (B)(D)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	546,600	563,191
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	1,021,600	901,883
		70,241,755
Colombia - 0.9%
Grupo Cibest SA, ADR	36,487	2,898,162
Greece - 0.8%
Hellenic Telecommunications Organization SA	113,686	2,524,485
Hong Kong - 7.2%
Alibaba Group Holding, Ltd.	20,800	249,360
Anker Innovations Technology Company, Ltd. (B)	20,262	259,181
Anxin-China Holdings, Ltd. (B)(D)	1,648,000	0
CECEP COSTIN New Materials Group, Ltd. (B)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	150,800	0
China Lumena New Materials Corp. (B)(D)	50,900	0
China Resources Beer Holdings Company, Ltd.	1,089,000	2,966,100
Galaxy Entertainment Group, Ltd.	933,000	3,512,314
Geely Automobile Holdings, Ltd.	1,627,000	3,512,480
Hua Han Health Industry Holdings, Ltd. (B)(D)	880,000	0
Melco Resorts & Entertainment, Ltd., ADR (B)	209,190	1,102,431
Mingyuan Medicare Development Company, Ltd. (B)(D)	1,300,000	0
Techtronic Industries Company, Ltd.	201,000	3,344,953
Time Interconnect Technology, Ltd.	299,000	652,591
WH Group, Ltd. (A)	6,596,500	6,994,366
		22,593,776
Hungary - 0.6%
OTP Bank NYRT	13,259	1,958,434
India - 4.2%
Aurobindo Pharma, Ltd.	50,585	842,236
Bajaj Auto, Ltd.	28,400	2,913,950
Bharti Airtel, Ltd.	88,220	1,730,962
Chennai Super Kings Cricket, Ltd. (B)(D)	207,315	143,037
HDFC Bank, Ltd., ADR	122,070	3,153,068
Hero MotoCorp, Ltd.	64,425	3,273,199
Hyundai Motor India, Ltd.	45,066	909,449
		12,965,901
Indonesia - 0.1%
Bakrie Telecom Tbk PT (B)(D)	17,557,300	0
Bank Mandiri Persero Tbk PT	903,800	194,938

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Sri Rejeki Isman Tbk PT (B)(D)	1,260,900	$0
Suryainti Permata Tbk PT (B)(D)	1,446,000	0
Truba Alam Manunggal Engineering PT (B)(D)	11,991,500	0
Waskita Karya Persero Tbk PT (B)(D)	596,656	2,865
		197,803
Ireland - 0.1%
PDD Holdings, Inc., ADR (B)	3,600	274,608
Japan - 0.9%
Suzuki Motor Corp.	244,600	2,958,615
Luxembourg - 6.7%
Millicom International Cellular SA	195,564	17,749,389
Zabka Group SA (B)	442,852	3,207,172
		20,956,561
Mexico - 6.3%
America Movil SAB de CV, ADR	264,807	6,882,334
America Movil SAB de CV, Series B	7,348,500	9,551,474
Coca-Cola Femsa SAB de CV, ADR	15,837	1,682,681
Fomento Economico Mexicano SAB de CV, ADR	7,369	942,495
Kimberly-Clark de Mexico SAB de CV, Class A	338,600	747,776
		19,806,760
Netherlands - 0.4%
NXP Semiconductors NV	4,824	1,355,689
Peru - 2.1%
Credicorp, Ltd.	17,201	6,701,166
Philippines - 1.0%
International Container Terminal Services, Inc.	205,690	2,993,034
Philtown Properties, Inc. (B)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (B)(D)	22,200	943
PNB Holdings Corp. (B)(D)	10,246	53
		2,994,030
Russia - 0.0%
Gazprom PJSC, ADR (B)(D)	196,506	0
LUKOIL PJSC, ADR (B)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (B)(D)	1,686	0
RusHydro PJSC, ADR (B)(D)	52,278	0
VTB Bank PJSC, GDR (B)(D)	86,297	0
		0
Saudi Arabia - 2.2%
Al Rajhi Bank	173,180	3,037,928
The Saudi National Bank	365,920	3,766,890
		6,804,818
Singapore - 2.4%
Oversea-Chinese Banking Corp., Ltd.	388,100	7,447,906
South Africa - 3.6%
Absa Group, Ltd.	137,969	1,922,254
Discovery, Ltd.	131,980	2,131,149
FirstRand, Ltd.	774,409	4,603,004
MTN Group, Ltd.	96,764	1,347,654
The Bidvest Group, Ltd.	83,115	1,216,053
		11,220,114
South Korea - 7.0%
Dahaam E-Tec Company, Ltd. (B)(D)	2,630	59,244
Hana Financial Group, Inc.	46,786	3,494,630
Hyundai Mobis Company, Ltd.	2,797	921,142
Jeil Savings Bank (B)(D)	1,820	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc., ADR (C)	3,459	$363,057
Kia Corp.	11,551	1,043,259
KT Corp., ADR	65,476	1,131,425
Samsung Electronics Company, Ltd.	25,184	5,588,257
Samsung Electronics Company, Ltd., GDR	1,712	9,298,752
		21,899,766
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA, ADR	157,025	3,935,047
Switzerland - 1.2%
STMicroelectronics NV, NYRS	48,059	3,599,139
Taiwan - 14.6%
E Ink Holdings, Inc.	309,000	2,110,163
Globalwafers Company, Ltd.	30,000	968,274
Hon Hai Precision Industry Company, Ltd.	181,000	1,444,324
Prodisc Technology, Inc. (B)(D)	762,000	0
Quanta Computer, Inc. (B)	67,000	781,119
Sinbon Electronics Company, Ltd.	470,000	4,903,297
Taiwan Kolin Company, Ltd. (B)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	334,000	26,349,350
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,552	2,651,469
Tripod Technology Corp.	166,000	2,734,112
United Microelectronics Corp., ADR (C)	75,694	2,059,634
Vanguard International Semiconductor Corp.	227,000	1,567,376
Wintek Corp. (B)(D)	543,000	0
		45,569,118
Thailand - 3.6%
Com7 PCL, NVDR	2,303,400	1,934,411
CP ALL PCL, NVDR	2,219,500	3,138,995
Kasikornbank PCL	496,100	3,262,438
Krung Thai Bank PCL	857,000	983,715
Krung Thai Bank PCL, Foreign Shares	1,696,800	1,947,686
		11,267,245
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,846	0
Uzel Makina Sanayii AS (B)(D)	22,930	0
		0
United Kingdom - 0.9%
Pepco Group NV	304,118	2,944,458
United States - 0.6%
AngloGold Ashanti PLC	3,035	245,501
EPAM Systems, Inc. (B)	4,236	336,127
The Mosaic Company	40,097	849,655
Weatherford International PLC	4,456	363,164
		1,794,447
Uruguay - 0.8%
Arcos Dorados Holdings, Inc., Class A	322,079	2,595,957
TOTAL COMMON STOCKS (Cost $261,824,257)		$306,122,091
PREFERRED SECURITIES - 1.1%
Brazil - 0.0%
Localiza Rent a Car SA	7,646	59,230
Colombia - 0.2%
Grupo Cibest SA	29,105	575,591
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	2,650

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.9%
Samsung Electronics Company, Ltd.	19,684	$2,775,884
TOTAL PREFERRED SECURITIES (Cost $1,101,406)		$3,413,355
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
Fidelity Government Portfolio, Institutional Class, 3.5671% (E)	5,294,337	5,294,337
John Hancock Collateral Trust, 3.6026% (E)(F)	581,966	5,819,309
TOTAL SHORT-TERM INVESTMENTS (Cost $11,113,618)		$11,113,646
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $274,039,281) - 102.7%		$320,649,092
Other assets and liabilities, net - (2.7%)		(8,484,803)
TOTAL NET ASSETS - 100.0%		$312,164,289
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%
Australia - 1.0%
Sonic Healthcare, Ltd.	544,119	$7,830,249
Austria - 0.6%
ANDRITZ AG	53,457	4,620,617
Belgium - 1.5%
Anheuser-Busch InBev SA/NV	138,889	11,476,328
Bermuda - 2.6%
Everest Group, Ltd.	16,992	6,070,052
Hiscox, Ltd.	592,266	14,512,338
		20,582,390
Brazil - 0.7%
TIM SA	1,217,200	5,156,648
Canada - 6.8%
Allied Gold Corp. (A)	252,498	5,999,776
Equinox Gold Corp.	651,565	6,349,112
Kinross Gold Corp.	225,509	5,339,392
Methanex Corp.	204,650	9,444,598
Nutrien, Ltd. (B)	203,712	12,833,892
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd., Class B	211,582	$12,601,679
		52,568,449
China - 0.2%
Tongcheng Travel Holdings, Ltd.	1,255,600	1,921,532
Denmark - 4.3%
Danske Bank A/S	367,904	19,720,603
Demant A/S (A)	68,651	2,819,804
Novo Nordisk A/S, Class B	220,403	10,585,277
		33,125,684
Finland - 0.6%
Nordea Bank ABP (Stockholm Stock Exchange)	234,726	4,448,774
France - 8.6%
Bureau Veritas SA	246,092	7,537,472
Capgemini SE	56,025	5,624,472
Cie Generale des Etablissements Michelin SCA	425,352	16,431,406
Ipsen SA	29,667	5,717,377
Sanofi SA	166,827	14,264,254
SPIE SA	86,057	4,954,452
Vallourec SACA	540,655	12,631,463
		67,160,896
Germany - 2.7%
Heidelberg Materials AG	26,773	5,107,465
Siemens AG	18,370	5,906,063
Zalando SE (A)(C)	354,463	10,270,902
		21,284,430
Hong Kong - 1.8%
Alibaba Group Holding, Ltd.	491,800	5,895,920
CK Hutchison Holdings, Ltd.	453,000	3,839,462
Prudential PLC	345,382	4,587,379
		14,322,761
India - 1.6%
HDFC Bank, Ltd., ADR	483,965	12,500,816
Ireland - 2.7%
AIB Group PLC	1,151,731	13,535,652
ICON PLC (A)	43,341	7,528,765
		21,064,417
Israel - 0.5%
Check Point Software Technologies, Ltd. (A)	31,521	4,142,805
Italy - 3.0%
Enel SpA	1,078,721	12,373,305
Saipem SpA (B)	2,123,103	10,673,845
		23,047,150
Japan - 18.6%
Asahi Kasei Corp.	493,700	5,490,975
Hitachi Construction Machinery Company, Ltd.	156,200	5,120,795
Hitachi, Ltd.	450,500	12,468,080
Japan Post Insurance Company, Ltd.	415,700	3,929,361
KDDI Corp.	449,100	7,543,849
MINEBEA MITSUMI, Inc.	208,000	6,169,873
Mitsubishi Chemical Group Corp.	488,500	3,427,775
Mitsubishi Electric Corp.	193,800	7,107,516
Murata Manufacturing Company, Ltd.	67,000	4,809,578
Renesas Electronics Corp.	298,800	9,223,608
Resona Holdings, Inc.	802,400	10,461,716
SMC Corp.	19,200	8,584,055
Sony Group Corp.	303,500	6,107,654
Sugi Holdings Company, Ltd.	283,900	5,517,529

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	231,300	$9,066,737
Suzuken Company, Ltd.	77,800	2,370,820
Suzuki Motor Corp.	1,062,500	12,851,712
TOTO, Ltd.	278,300	14,903,007
Toyo Suisan Kaisha, Ltd.	151,000	9,671,273
		144,825,913
Mexico - 2.8%
America Movil SAB de CV, ADR	412,783	10,728,230
Coca-Cola Femsa SAB de CV, ADR	68,131	7,238,919
Grupo Financiero Banorte SAB de CV, Series O	366,200	3,878,212
		21,845,361
Netherlands - 8.4%
ABN AMRO Bank NV	505,083	21,482,027
Euronext NV (C)	112,390	17,976,852
Heineken NV	149,581	12,559,161
Prosus NV (A)	154,901	6,730,983
QIAGEN NV	171,240	6,624,248
		65,373,271
Portugal - 2.4%
Galp Energia SGPS SA	872,888	18,499,848
South Korea - 6.2%
DB Insurance Company, Ltd.	68,201	5,942,464
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	20,936	4,777,971
KT Corp.	82,551	2,824,079
KT Corp., ADR	395,427	6,832,979
NongShim Company, Ltd.	13,390	2,907,576
Samsung Electronics Company, Ltd.	86,917	19,286,631
Samsung Fire & Marine Insurance Company, Ltd.	13,618	5,495,284
		48,066,984
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	265,752	6,690,762
Naturgy Energy Group SA	298,407	9,353,296
		16,044,058
Switzerland - 4.1%
Novartis AG	46,822	7,317,918
Roche Holding AG	40,774	16,761,631
Sandoz Group AG	88,416	7,988,736
		32,068,285
United Kingdom - 15.3%
Admiral Group PLC	221,330	10,453,156
AstraZeneca PLC	88,831	16,585,165
Babcock International Group PLC	401,708	5,077,160
BAE Systems PLC	218,139	5,345,865
Endeavour Mining PLC	187,213	9,386,721
Hikma Pharmaceuticals PLC	535,851	10,796,088
IMI PLC	93,164	3,670,132
Informa PLC	580,273	6,961,880
NatWest Group PLC	1,284,220	11,331,922
Nomad Foods, Ltd.	314,906	3,448,221
Shell PLC	376,883	14,643,820
Smiths Group PLC	214,241	7,277,725
The Weir Group PLC	447,452	14,272,404
		119,250,259
TOTAL COMMON STOCKS (Cost $738,218,049)		$771,227,925
PREFERRED SECURITIES - 0.8%
Brazil - 0.8%
Banco Bradesco SA	1,660,600	5,822,378
TOTAL PREFERRED SECURITIES (Cost $6,137,435)		$5,822,378
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
Fidelity Government Portfolio, Institutional Class, 3.5671% (D)	3,410,670	$3,410,670
John Hancock Collateral Trust, 3.6026% (D)(E)	1,296,425	12,963,469
TOTAL SHORT-TERM INVESTMENTS (Cost $16,374,260)		$16,374,139
Total Investments (Disciplined Value International Trust) (Cost $760,729,744) - 102.0%		$793,424,442
Other assets and liabilities, net - (2.0%)		(15,489,187)
TOTAL NET ASSETS - 100.0%		$777,935,255
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 2.6%
Entertainment – 0.7%
The Walt Disney Company	67,824	$6,528,060
Interactive media and services – 0.6%
Alphabet, Inc., Class C	3,938	1,391,414
Meta Platforms, Inc., Class A	6,820	3,841,638
		5,233,052
Media – 0.6%
News Corp., Class A	248,159	6,161,788
Wireless telecommunication services – 0.7%
T-Mobile US, Inc.	36,828	6,177,160
		24,100,060
Consumer discretionary – 7.4%
Broadline retail – 5.4%
Amazon.com, Inc. (A)	212,033	50,535,946
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	161,454	7,457,560
McDonald's Corp.	8,900	2,405,759
		9,863,319
Leisure products – 0.1%
Mattel, Inc. (A)	60,972	846,291
Specialty retail – 0.9%
The Home Depot, Inc.	23,138	8,160,310
		69,405,866
Consumer staples – 6.6%
Consumer staples distribution and retail – 0.5%
Walmart, Inc.	40,777	4,618,403
Food products – 0.2%
Tyson Foods, Inc., Class A	33,824	1,936,424
Household products – 3.4%
Colgate-Palmolive Company	160,891	14,750,487

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Kimberly-Clark Corp. (B)	56,514	$6,203,542
The Procter & Gamble Company	78,088	11,450,824
		32,404,853
Personal care products – 1.3%
Kenvue, Inc.	324,173	6,194,946
Unilever PLC, ADR	103,220	6,205,586
		12,400,532
Tobacco – 1.2%
Philip Morris International, Inc.	60,791	10,997,700
		62,357,912
Energy – 8.3%
Energy equipment and services – 0.6%
SLB, Ltd.	110,352	5,130,264
Oil, gas and consumable fuels – 7.7%
Chevron Corp.	45,003	7,459,697
ConocoPhillips	119,052	12,376,646
EOG Resources, Inc.	45,223	5,866,780
EQT Corp.	47,221	2,510,741
Expand Energy Corp.	54,791	4,996,391
Exxon Mobil Corp.	80,644	11,025,648
Kinder Morgan, Inc.	76,309	2,439,599
Phillips 66	4,477	756,837
South Bow Corp. (B)	66,780	2,352,426
TC Energy Corp. (B)	57,163	3,789,335
The Williams Companies, Inc.	49,345	3,668,307
TotalEnergies SE	43,320	3,349,739
TotalEnergies SE (B)	151,510	11,781,418
		72,373,564
		77,503,828
Financials – 19.8%
Banks – 9.0%
Bank of America Corp.	178,045	10,145,004
Citigroup, Inc.	120,714	16,895,131
Fifth Third Bancorp	162,990	9,187,746
Huntington Bancshares, Inc.	610,518	10,824,484
JPMorgan Chase & Co.	49,030	16,048,990
U.S. Bancorp	220,681	13,329,132
Wells Fargo & Company	93,893	7,759,318
		84,189,805
Capital markets – 2.3%
Morgan Stanley	8,919	1,864,428
State Street Corp.	30,348	5,147,021
The Charles Schwab Corp.	161,278	14,881,121
		21,892,570
Consumer finance – 0.3%
Capital One Financial Corp.	11,997	2,406,838
Financial services – 1.8%
Apollo Global Management, Inc.	13,920	1,646,875
Equitable Holdings, Inc.	276,688	12,141,069
Fiserv, Inc. (A)	48,339	2,371,028
Global Payments, Inc.	8,610	624,742
		16,783,714
Insurance – 6.4%
American International Group, Inc.	120,169	8,956,196
Chubb, Ltd.	40,312	13,735,911
Loews Corp.	100,784	11,409,757
MetLife, Inc.	225,283	19,061,195
The Allstate Corp.	28,725	6,834,827
		59,997,886
		185,270,813
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 13.0%
Biotechnology – 0.3%
Biogen, Inc. (A)	11,351	$2,452,497
Health care equipment and supplies – 2.5%
Becton, Dickinson and Company	67,755	10,253,364
Medtronic PLC	74,648	5,839,713
Zimmer Biomet Holdings, Inc.	91,009	7,834,965
		23,928,042
Health care providers and services – 4.6%
CVS Health Corp.	136,907	14,163,029
Elevance Health, Inc.	35,482	13,721,954
The Cigna Group	23,559	6,494,745
UnitedHealth Group, Inc.	21,536	8,951,008
		43,330,736
Life sciences tools and services – 1.0%
Thermo Fisher Scientific, Inc.	9,018	4,521,264
Waters Corp. (A)	12,295	4,611,117
		9,132,381
Pharmaceuticals – 4.6%
AstraZeneca PLC	32,491	6,160,943
Bristol-Myers Squibb Company	117,397	6,764,415
Johnson & Johnson	26,384	6,700,744
Merck & Company, Inc.	79,628	10,232,198
Novo Nordisk A/S, ADR	92,215	4,420,787
Viatris, Inc.	580,928	9,225,137
		43,504,224
		122,347,880
Industrials – 13.4%
Aerospace and defense – 3.4%
Airbus SE	2,301	511,953
General Electric Company	23,927	8,942,238
L3Harris Technologies, Inc.	31,757	9,228,267
StandardAero, Inc. (A)(B)	125,683	3,759,179
The Boeing Company (A)	43,194	9,350,205
		31,791,842
Air freight and logistics – 0.8%
United Parcel Service, Inc., Class B	67,952	7,304,840
Electrical equipment – 0.6%
Rockwell Automation, Inc.	11,487	5,686,984
Ground transportation – 2.1%
CSX Corp.	258,370	12,280,326
Norfolk Southern Corp.	5,769	1,814,870
Union Pacific Corp.	21,189	5,763,408
		19,858,604
Industrial conglomerates – 1.5%
3M Company	13,378	2,166,032
Siemens AG	38,354	12,331,079
		14,497,111
Machinery – 3.5%
AGCO Corp. (B)	49,797	5,960,701
Fortive Corp.	190,413	11,632,330
Stanley Black & Decker, Inc.	148,375	13,965,055
The Middleby Corp. (A)	7,275	1,251,373
		32,809,459
Passenger airlines – 1.1%
Southwest Airlines Company	202,120	10,393,010
Professional services – 0.4%
Booz Allen Hamilton Holding Corp.	58,851	3,570,490
		125,912,340

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 16.4%
Communications equipment – 1.0%
Cisco Systems, Inc.	84,793	$9,959,786
Electronic equipment, instruments and components – 0.5%
Ralliant Corp.	39,628	2,917,810
TE Connectivity PLC	8,211	1,655,420
		4,573,230
IT services – 0.1%
Accenture PLC, Class A	7,456	927,825
Semiconductors and semiconductor equipment – 6.1%
Advanced Micro Devices, Inc. (A)	4,686	2,722,144
Applied Materials, Inc.	19,901	14,388,423
Intel Corp. (A)	135,897	18,975,298
Qualcomm, Inc.	89,330	16,507,291
Skyworks Solutions, Inc. (B)	14,400	976,320
Texas Instruments, Inc.	12,090	3,603,666
		57,173,142
Software – 4.9%
Microsoft Corp.	108,732	40,559,211
Salesforce, Inc.	33,237	5,206,908
		45,766,119
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	122,966	35,581,442
		153,981,544
Materials – 3.0%
Chemicals – 1.1%
CF Industries Holdings, Inc.	96,465	10,443,301
Containers and packaging – 1.4%
Avery Dennison Corp.	16,717	2,714,005
International Paper Company	261,557	9,965,322
		12,679,327
Paper and forest products – 0.5%
West Fraser Timber Company, Ltd. (B)	72,275	4,892,295
		28,014,923
Real estate – 3.0%
Industrial REITs – 0.6%
Rexford Industrial Realty, Inc.	153,037	5,126,740
Residential REITs – 1.2%
Equity Residential	149,638	10,164,909
Sun Communities, Inc.	12,371	1,483,407
		11,648,316
Specialized REITs – 1.2%
Public Storage	5,049	1,607,147
Rayonier, Inc.	343,917	7,318,554
Weyerhaeuser Company	91,282	2,185,291
		11,110,992
		27,886,048
Utilities – 5.4%
Electric utilities – 3.8%
Alliant Energy Corp.	112,029	8,546,692
NextEra Energy, Inc.	73,250	6,429,153
The Southern Company	189,588	18,145,467
Xcel Energy, Inc.	30,020	2,410,606
		35,531,918
Multi-utilities – 1.6%
Ameren Corp.	69,104	7,811,516
Sempra	83,655	7,755,655
		15,567,171
		51,099,089
TOTAL COMMON STOCKS (Cost $732,831,657)		$927,880,303
Equity Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.7%
Industrials – 0.4%
Aerospace and defense – 0.4%
The Boeing Company, 6.000%	59,174	$3,982,410
Utilities – 0.3%
Electric utilities – 0.3%
The Southern Company, 7.125% (B)	43,483	2,162,844
TOTAL PREFERRED SECURITIES (Cost $5,132,850)		$6,145,254
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 3.6026% (C)(D)	1,274,501	12,744,249
T. Rowe Price Government Reserve Fund, 3.6526% (C)	591,662	591,662
TOTAL SHORT-TERM INVESTMENTS (Cost $13,336,081)		$13,335,911
Total Investments (Equity Income Trust) (Cost $751,300,588) – 101.0%		$947,361,468
Other assets and liabilities, net – (1.0%)		(9,220,500)
TOTAL NET ASSETS – 100.0%		$938,140,968
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Financials – 95.5%
Banks – 58.0%
American Business Bank	29,712	$2,168,976
Bank of America Corp.	67,207	3,829,455
Bank of Ireland Group PLC	181,683	3,619,664
CaixaBank SA	306,409	4,341,253
Citigroup, Inc.	40,521	5,671,319
Citizens Financial Group, Inc.	85,830	6,014,108
Coastal Financial Corp. (A)	13,245	1,026,620
Columbia Banking System, Inc.	155,379	4,979,897
Eastern Bankshares, Inc.	102,544	2,280,579
Fifth Third Bancorp	98,233	5,537,394
Japan Post Bank Company, Ltd.	194,900	3,709,404
JPMorgan Chase & Co.	9,996	3,271,991
NBT Bancorp, Inc.	43,981	2,171,342
Old National Bancorp	127,873	3,311,911
Pinnacle Financial Partners, Inc.	26,909	2,714,580
Popular, Inc.	27,433	4,503,950
SouthState Bank Corp.	16,354	1,633,765
SpareBank 1 Sor-Norge ASA	63,760	1,246,323
Sumitomo Mitsui Trust Group, Inc.	120,100	4,484,527
U.S. Bancorp	63,305	3,823,622
Zions Bancorp NA	49,908	3,453,135
		73,793,815
Capital markets – 14.3%
AllianceBernstein Holding LP	8,935	314,691
ICG PLC	35,262	790,333
Marex Group PLC	45,518	2,774,322

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Miami International Holdings, Inc. (A)(B)	42,628	$1,584,056
Morgan Stanley	29,872	6,244,440
Nasdaq, Inc.	16,690	1,315,506
The Carlyle Group, Inc.	58,441	2,460,951
The Charles Schwab Corp.	29,298	2,703,326
		18,187,625
Consumer finance – 2.1%
American Express Company	3,194	1,080,371
Capital One Financial Corp.	8,146	1,634,251
		2,714,622
Financial services – 6.0%
Corebridge Financial, Inc.	107,987	3,091,668
Fiserv, Inc. (A)	18,261	895,702
Visa, Inc., Class A	10,628	3,646,361
		7,633,731
Insurance – 15.1%
American Integrity Insurance Group, Inc.	14,436	271,830
Aon PLC, Class A	9,780	3,243,928
Ethos Technologies, Inc., Class A (A)	36,786	667,298
NN Group NV	51,522	4,516,876
Palomar Holdings, Inc. (A)	7,364	930,736
The Hartford Insurance Group, Inc.	27,933	3,701,681
The Travelers Companies, Inc.	7,738	2,554,469
Unum Group	38,176	3,412,934
		19,299,752
		121,629,545
Real estate – 3.7%
Industrial REITs – 2.3%
Prologis, Inc.	21,110	2,859,772
Specialized REITs – 1.4%
Digital Realty Trust, Inc.	10,127	1,818,607
		4,678,379
TOTAL COMMON STOCKS (Cost $103,784,695)		$126,307,924
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 3.6026% (C)(D)	172,321	1,723,105
TOTAL SHORT-TERM INVESTMENTS (Cost $1,723,113)		$1,723,105
Total Investments (Financial Industries Trust) (Cost $105,507,808) – 100.6%		$128,031,029
Other assets and liabilities, net – (0.6%)		(748,141)
TOTAL NET ASSETS – 100.0%		$127,282,888
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 15.6%
Entertainment – 4.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	745,723	$70,948,086
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Spotify Technology SA (A)	77,401	$35,537,121
		106,485,207
Interactive media and services – 11.2%
Alphabet, Inc., Class A	453,847	162,191,302
CarGurus, Inc. (A)	1,118,194	38,119,233
Meta Platforms, Inc., Class A	129,521	72,957,884
		273,268,419
		379,753,626
Consumer discretionary – 17.8%
Automobile components – 1.0%
Fox Factory Holding Corp. (A)	377,488	6,396,534
Mobileye Global, Inc., Class A (A)	1,959,302	18,966,043
		25,362,577
Automobiles – 1.4%
Ferrari NV	94,191	35,066,367
Broadline retail – 7.9%
Amazon.com, Inc. (A)	801,061	190,924,883
Hotels, restaurants and leisure – 1.6%
Vail Resorts, Inc.	284,602	38,748,562
Household durables – 3.0%
Lennar Corp., Class A	792,711	71,732,418
Specialty retail – 2.7%
CarMax, Inc. (A)	823,412	43,550,261
Group 1 Automotive, Inc.	75,417	21,959,168
		65,509,429
Textiles, apparel and luxury goods – 0.2%
Canada Goose Holdings, Inc. (A)	581,397	5,529,085
		432,873,321
Consumer staples – 1.3%
Food products – 1.3%
Post Holdings, Inc. (A)	353,089	31,163,635
Energy – 2.4%
Oil, gas and consumable fuels – 2.4%
Cheniere Energy, Inc.	249,053	59,526,158
Financials – 7.7%
Banks – 0.9%
First Hawaiian, Inc.	751,458	22,017,719
Capital markets – 5.4%
KKR & Company, Inc.	903,169	82,892,851
S&P Global, Inc.	119,276	48,576,344
		131,469,195
Insurance – 1.4%
Arthur J. Gallagher & Company	143,715	32,992,653
		186,479,567
Health care – 13.2%
Biotechnology – 1.6%
Alnylam Pharmaceuticals, Inc. (A)	128,322	38,628,772
Health care equipment and supplies – 2.3%
GE HealthCare Technologies, Inc.	331,626	21,227,380
Zimmer Biomet Holdings, Inc.	393,723	33,895,613
		55,122,993
Health care providers and services – 4.9%
Elevance Health, Inc.	130,352	50,411,029
McKesson Corp.	65,718	49,656,521

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	49,475	$20,563,294
		120,630,844
Life sciences tools and services – 2.2%
Thermo Fisher Scientific, Inc.	107,817	54,055,131
Pharmaceuticals – 2.2%
Elanco Animal Health, Inc. (A)	2,178,764	53,619,382
		322,057,122
Industrials – 7.1%
Aerospace and defense – 2.5%
TransDigm Group, Inc.	46,443	61,863,934
Electrical equipment – 1.1%
Regal Rexnord Corp.	109,243	26,020,590
Machinery – 0.8%
Fortive Corp.	316,604	19,341,338
Trading companies and distributors – 2.7%
United Rentals, Inc.	57,351	64,972,374
		172,198,236
Information technology – 28.3%
IT services – 0.4%
Accenture PLC, Class A	76,185	9,480,461
Semiconductors and semiconductor equipment – 13.2%
Broadcom, Inc.	203,530	76,883,458
NVIDIA Corp.	520,516	104,150,046
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	249,005	118,917,318
Texas Instruments, Inc.	76,518	22,807,720
		322,758,542
Software – 13.3%
Adobe, Inc. (A)	60,540	12,411,911
HubSpot, Inc. (A)	95,399	17,411,271
Microsoft Corp.	424,623	158,392,871
Roper Technologies, Inc.	201,283	68,112,154
Salesforce, Inc.	248,562	38,939,723
Workday, Inc., Class A (A)	229,610	28,108,856
		323,376,786
Technology hardware, storage and peripherals – 1.4%
Apple, Inc.	117,586	34,024,685
		689,640,474
Materials – 1.9%
Construction materials – 1.9%
Vulcan Materials Company	158,542	46,771,475
Real estate – 3.1%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,663,291	8,765,544
Specialized REITs – 2.7%
American Tower Corp.	120,418	19,696,772
Crown Castle, Inc.	255,396	19,341,139
Millrose Properties, Inc., Class A	877,298	26,362,805
		65,400,716
		74,166,260
TOTAL COMMON STOCKS (Cost $1,963,242,484)		$2,394,629,874
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 3.6026% (B)(C)	3,839,739	$38,395,087
TOTAL SHORT-TERM INVESTMENTS (Cost $38,398,611)		$38,395,087
Total Investments (Fundamental All Cap Core Trust) (Cost $2,001,641,095) – 100.0%		$2,433,024,961
Other assets and liabilities, net – 0.0%		338,087
TOTAL NET ASSETS – 100.0%		$2,433,363,048
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.2%
Communication services – 8.6%
Diversified telecommunication services – 2.1%
Comcast Corp., Class A	696,066	$17,088,420
Interactive media and services – 6.2%
Alphabet, Inc., Class A	101,876	36,407,426
Meta Platforms, Inc., Class A	26,165	14,738,483
		51,145,909
Media – 0.3%
Charter Communications, Inc., Class A (A)	17,813	2,533,187
		70,767,516
Consumer discretionary – 10.3%
Automobile components – 0.6%
Mobileye Global, Inc., Class A (A)	476,255	4,610,148
Broadline retail – 2.2%
Amazon.com, Inc. (A)	77,126	18,382,211
Hotels, restaurants and leisure – 2.5%
Sodexo SA	130,582	7,552,959
Vail Resorts, Inc.	96,436	13,129,761
		20,682,720
Household durables – 2.8%
Lennar Corp., Class A	251,938	22,797,870
Specialty retail – 1.2%
CarMax, Inc. (A)	193,943	10,257,645
Textiles, apparel and luxury goods – 1.0%
LVMH Moet Hennessy Louis Vuitton SE, ADR	75,005	8,295,553
		85,026,147
Consumer staples – 6.6%
Beverages – 2.7%
Anheuser-Busch InBev SA/NV, ADR	106,686	8,790,926
Heineken Holding NV	106,929	8,142,646
PepsiCo, Inc.	38,326	5,189,340
		22,122,912
Consumer staples distribution and retail – 1.8%
Walmart, Inc.	127,737	14,467,493
Food products – 2.1%
Danone SA	99,956	8,170,234

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	105,112	$9,277,185
		17,447,419
		54,037,824
Energy – 7.4%
Oil, gas and consumable fuels – 7.4%
Cheniere Energy, Inc.	161,649	38,635,730
Chevron Corp.	63,950	10,600,352
Suncor Energy, Inc.	224,724	12,063,184
		61,299,266
Financials – 15.4%
Banks – 5.6%
Bank of America Corp.	248,807	14,177,023
Citigroup, Inc.	98,677	13,810,833
JPMorgan Chase & Co.	25,992	8,507,961
Wells Fargo & Company	118,128	9,762,098
		46,257,915
Capital markets – 7.3%
KKR & Company, Inc.	242,546	22,260,872
Morgan Stanley	60,685	12,685,592
Nasdaq, Inc.	318,813	25,128,841
		60,075,305
Consumer finance – 0.6%
American Express Company	16,060	5,432,295
Insurance – 1.9%
Arthur J. Gallagher & Company	67,378	15,467,967
		127,233,482
Health care – 18.0%
Biotechnology – 1.4%
Gilead Sciences, Inc.	67,636	8,545,132
Moderna, Inc. (A)	46,363	3,246,801
		11,791,933
Health care equipment and supplies – 1.3%
Zimmer Biomet Holdings, Inc.	125,079	10,768,051
Health care providers and services – 4.0%
Elevance Health, Inc.	85,652	33,124,198
Life sciences tools and services – 2.6%
Danaher Corp.	62,447	11,894,905
IQVIA Holdings, Inc. (A)	48,859	9,440,536
		21,335,441
Pharmaceuticals – 8.7%
Elanco Animal Health, Inc. (A)	1,251,429	30,797,668
GSK PLC, ADR	432,069	22,649,057
Haleon PLC, ADR	800,500	7,468,665
Merck & Company, Inc.	36,770	4,724,945
Novartis AG, ADR	37,139	5,820,424
		71,460,759
		148,480,382
Industrials – 12.4%
Aerospace and defense – 3.4%
Airbus SE	35,318	7,857,960
L3Harris Technologies, Inc.	55,663	16,175,111
RTX Corp.	22,614	4,290,554
		28,323,625
Air freight and logistics – 0.8%
FedEx Corp.	22,045	6,902,951
Ground transportation – 0.2%
FedEx Freight Holding Company, Inc. (A)	11,022	1,664,322
Machinery – 4.6%
Fortive Corp.	330,364	20,181,937
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	18,000	$17,606,160
		37,788,097
Trading companies and distributors – 3.4%
United Rentals, Inc.	24,734	28,020,901
		102,699,896
Information technology – 13.4%
Electronic equipment, instruments and components – 0.9%
Vontier Corp.	264,131	7,659,799
IT services – 0.4%
Cognizant Technology Solutions Corp., Class A	86,733	3,359,169
Semiconductors and semiconductor equipment – 3.7%
Analog Devices, Inc.	19,091	7,582,372
Broadcom, Inc.	19,976	7,545,934
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	31,497	15,042,022
		30,170,328
Software – 5.9%
Adobe, Inc. (A)	30,608	6,275,252
Microsoft Corp.	67,283	25,097,905
Oracle Corp.	45,010	6,596,216
Salesforce, Inc.	70,530	11,049,230
		49,018,603
Technology hardware, storage and peripherals – 2.5%
Samsung Electronics Company, Ltd.	91,218	20,241,011
		110,448,910
Materials – 0.6%
Chemicals – 0.6%
LyondellBasell Industries NV, Class A	89,256	4,699,328
Real estate – 2.5%
Specialized REITs – 2.5%
Crown Castle, Inc.	274,387	20,779,328
TOTAL COMMON STOCKS (Cost $569,173,696)		$785,472,079
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 3.6026% (C)(D)	3,823,428	38,231,987
TOTAL SHORT-TERM INVESTMENTS (Cost $38,240,660)		$38,231,987
Total Investments (Fundamental Large Cap Value Trust) (Cost $607,414,359) – 99.9%		$823,704,066
Other assets and liabilities, net – 0.1%		1,130,129
TOTAL NET ASSETS – 100.0%		$824,834,195
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Belgium - 2.0%
Anheuser-Busch InBev SA/NV	74,505	$6,156,311
Denmark - 1.6%
DSV A/S	20,480	4,873,283
France - 4.8%
Air Liquide SA	15,610	3,091,190
Publicis Groupe SA	29,755	2,940,465
Schneider Electric SE	14,068	4,603,395
TotalEnergies SE	48,547	3,753,907
		14,388,957
Germany - 2.5%
Deutsche Bank AG	97,710	3,309,132
Deutsche Telekom AG	159,007	4,335,196
		7,644,328
Hong Kong - 1.0%
Prudential PLC	226,944	3,014,280
Ireland - 7.5%
Bank of Ireland Group PLC	238,820	4,757,986
CRH PLC	54,317	5,811,919
Medtronic PLC	59,674	4,668,297
Ryanair Holdings PLC, ADR	65,951	4,270,327
Smurfit WestRock PLC	72,044	3,332,755
		22,841,284
Japan - 6.9%
Mitsubishi Estate Company, Ltd.	123,900	3,159,596
Seven & i Holdings Company, Ltd.	230,200	2,760,644
Sony Group Corp.	201,500	4,054,999
Sumitomo Mitsui Financial Group, Inc.	77,200	3,026,165
Sumitomo Mitsui Trust Group, Inc.	92,600	3,457,679
Suzuki Motor Corp.	360,700	4,362,929
		20,822,012
Netherlands - 5.8%
Airbus SE	14,251	3,170,718
ASML Holding NV	1,810	3,584,105
Euronext NV (A)	27,436	4,388,406
ING Groep NV	100,392	3,167,688
NN Group NV	36,254	3,178,337
		17,489,254
Switzerland - 4.1%
Chubb, Ltd.	11,767	4,009,488
Roche Holding AG	12,723	5,230,250
SGS SA	27,217	3,156,164
		12,395,902
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	99,000	7,810,135
United Kingdom - 8.4%
Anglo American PLC	91,077	4,467,561
AstraZeneca PLC	23,669	4,419,113
British American Tobacco PLC	75,540	4,674,652
Haleon PLC	675,538	3,112,986
Imperial Brands PLC	80,250	2,965,955
National Grid PLC	352,970	5,821,805
		25,462,072
United States - 49.8%
Allison Transmission Holdings, Inc.	26,189	2,952,548
Alphabet, Inc., Class A	15,766	5,634,295
American Electric Power Company, Inc.	46,976	6,426,787
Analog Devices, Inc.	16,207	6,436,934
Arthur J. Gallagher & Company	13,450	3,087,717
AutoZone, Inc. (B)	964	3,080,886
Bank of America Corp.	78,732	4,486,149
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Broadcom, Inc.	10,577	$3,995,462
Carrier Global Corp.	68,016	4,988,974
Cheniere Energy, Inc.	12,396	2,962,768
Chevron Corp.	15,536	2,575,247
Cisco Systems, Inc.	41,239	4,843,933
Citigroup, Inc.	42,700	5,976,292
Citizens Financial Group, Inc.	78,448	5,496,851
ConocoPhillips	33,415	3,473,823
Darden Restaurants, Inc.	14,633	3,014,544
DuPont de Nemours, Inc.	26,080	3,537,491
Emerson Electric Company	26,240	3,756,256
EQT Corp.	79,473	4,225,579
Intercontinental Exchange, Inc.	28,437	3,500,879
International Flavors & Fragrances, Inc.	75,267	5,962,652
Johnson & Johnson	12,734	3,234,054
L3Harris Technologies, Inc.	9,554	2,776,297
Lowe's Companies, Inc.	20,476	4,514,753
McKesson Corp.	6,844	5,171,326
Meta Platforms, Inc., Class A	7,125	4,013,441
Micron Technology, Inc.	3,101	3,579,453
Microsoft Corp.	25,418	9,481,423
PepsiCo, Inc.	31,411	4,253,049
The Walt Disney Company	52,045	5,009,331
TransUnion	42,506	3,066,383
U.S. Foods Holding Corp. (B)	56,307	5,757,391
United Rentals, Inc.	4,185	4,741,145
Wells Fargo & Company	53,967	4,459,833
		150,473,946
TOTAL COMMON STOCKS (Cost $259,194,812)		$293,371,764
PREFERRED SECURITIES - 1.0%
South Korea - 1.0%
Samsung Electronics Company, Ltd.	22,184	3,128,440
TOTAL PREFERRED SECURITIES (Cost $722,065)		$3,128,440
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (B)(C)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
Federated Government Obligations Fund, Institutional Class, 3.4929% (D)	865,085	865,085
TOTAL SHORT-TERM INVESTMENTS (Cost $865,085)		$865,085
Total Investments (Global Equity Trust) (Cost $260,781,962) - 98.3%		$297,365,289
Other assets and liabilities, net - 1.7%		5,051,039
TOTAL NET ASSETS - 100.0%		$302,416,328
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Health care – 99.0%
Biotechnology – 36.2%
AbbVie, Inc.	52,771	$13,279,294
Abivax SA, ADR (A)	2,816	375,260
Agios Pharmaceuticals, Inc. (A)	3,970	147,327
Aktis Oncology, Inc. (A)	6,809	219,454
Alkermes PLC (A)	11,200	586,824
Allogene Therapeutics, Inc. (A)	70,293	146,209
Alnylam Pharmaceuticals, Inc. (A)	6,050	1,821,232
Amgen, Inc.	13,193	4,777,449
Apogee Therapeutics, Inc. (A)	2,744	364,211
Argenx SE, ADR (A)	1,694	1,571,642
Arrowhead Pharmaceuticals, Inc. (A)	3,693	301,016
Ascendis Pharma A/S (A)	3,830	1,021,538
Atrium Therapeutics, Inc. (A)	14,900	200,405
Aura Biosciences, Inc. (A)	5,147	36,544
Avalo Therapeutics, Inc. (A)	10,308	190,492
Beam Therapeutics, Inc. (A)	18,748	643,431
BeOne Medicines, Ltd., H Shares (A)	42,798	932,818
Bicara Therapeutics, Inc. (A)	11,952	354,855
Bicycle Therapeutics PLC, ADR (A)	25,602	108,552
Biohaven, Ltd. (A)	18,515	275,503
BioMarin Pharmaceutical, Inc. (A)	1,300	74,386
BioNTech SE, ADR (A)	2,800	260,540
BridgeBio Oncology Therapeutics, Inc. (A)	7,262	55,336
BridgeBio Pharma, Inc. (A)	8,695	647,604
Cabaletta Bio, Inc. (A)	37,200	115,692
Caris Life Sciences, Inc. (A)	2,964	52,818
Celcuity, Inc. (A)	1,265	132,344
Celldex Therapeutics, Inc. (A)	12,093	449,981
CG Oncology, Inc. (A)	10,805	767,695
Climb Bio, Inc. (A)	36,100	470,744
Cogent Biosciences, Inc. (A)	8,684	336,071
Corvus Pharmaceuticals, Inc. (A)	12,231	182,731
Crescent Biopharma, Inc. (A)	5,959	107,262
Cullinan Therapeutics, Inc. (A)	15,200	276,792
Cytokinetics, Inc. (A)	8,740	744,561
Denali Therapeutics, Inc. (A)	9,512	244,649
Dianthus Therapeutics, Inc. (A)	9,421	918,359
Disc Medicine, Inc. (A)	3,047	222,858
Dyne Therapeutics, Inc. (A)	2,500	55,525
Eikon Therapeutics, Inc. (A)	7,211	94,104
Entrada Therapeutics, Inc. (A)	11,642	85,685
Erasca, Inc. (A)	57,241	1,048,655
Evommune, Inc. (A)	8,201	108,991
Generate Biomedicines, Inc. (A)	19,277	325,203
Generation Bio Company (A)(B)	3,769	3,953
Gilead Sciences, Inc.	58,630	7,407,314
Hemab Therapeutics Holdings, Inc. (A)	4,285	157,388
Ideaya Biosciences, Inc. (A)	16,018	596,991
Immatics NV (A)	11,700	118,521
Immix Biopharma, Inc. (A)	27,992	288,598
Immuneering Corp., Class A (A)	11,995	59,855
Immunocore Holdings PLC, ADR (A)	13,301	422,307
Immunome, Inc. (A)	24,087	510,404
Incyte Corp. (A)	2,663	301,878
Insmed, Inc. (A)	12,082	1,288,183
Ionis Pharmaceuticals, Inc. (A)	9,649	765,069
Iovance Biotherapeutics, Inc. (A)	25,566	106,355
Kailera Therapeutics, Inc. (A)	33,069	728,510
Kodiak Sciences, Inc. (A)	22,414	873,249
Krystal Biotech, Inc. (A)	3,044	1,131,363
Kymera Therapeutics, Inc. (A)	20,464	2,346,607
Kyverna Therapeutics, Inc. (A)	17,518	156,085
Madrigal Pharmaceuticals, Inc. (A)	1,250	671,188
MapLight Therapeutics, Inc. (A)	929	33,295
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mirum Pharmaceuticals, Inc. (A)	11,071	$1,296,082
Moderna, Inc. (A)	31,300	2,191,939
Monte Rosa Therapeutics, Inc. (A)	39,866	964,757
MoonLake Immunotherapeutics (A)	17,234	335,546
Nanobiotix SA (A)	5,496	202,381
Natera, Inc. (A)	13,829	3,753,882
Newamsterdam Pharma Company NV (A)	20,200	684,578
Nurix Therapeutics, Inc. (A)	26,683	647,330
Odyssey Therapeutics, Inc. (A)	7,899	147,790
Olema Pharmaceuticals, Inc. (A)	11,411	142,752
ORIC Pharmaceuticals, Inc. (A)	38,512	417,085
Oruka Therapeutics, Inc. (A)	9,920	944,086
Palvella Therapeutics, Inc. (A)	3,173	484,898
Parabilis Medicines, Inc. (A)	10,131	277,285
Praxis Precision Medicines, Inc. (A)	3,079	1,030,818
Protagonist Therapeutics, Inc. (A)	18,396	2,254,982
Regeneron Pharmaceuticals, Inc.	1,214	756,978
Relay Therapeutics, Inc. (A)	37,964	710,306
REVOLUTION Medicines, Inc. (A)	10,986	2,057,458
Rhythm Pharmaceuticals, Inc. (A)	5,825	646,750
Roivant Sciences, Ltd. (A)	53,184	1,882,182
Scholar Rock Holding Corp. (A)	17,260	949,300
Sensorion SA (A)	269,446	72,810
Shattuck Labs, Inc. (A)	39,749	275,858
Sionna Therapeutics, Inc. (A)	6,272	275,905
Spyre Therapeutics, Inc. (A)	16,062	1,425,984
Stoke Therapeutics, Inc. (A)	9,300	304,296
Summit Therapeutics, Inc. (A)	56,004	815,978
Tango Therapeutics, Inc. (A)	31,026	969,873
Tectonic Therapeutic, Inc. (A)	756	25,988
Tenax Therapeutics, Inc. (A)	9,723	141,470
Twist Bioscience Corp. (A)	12,300	1,265,424
Tyra Biosciences, Inc. (A)	7,500	239,550
United Therapeutics Corp. (A)	2,145	1,162,225
Vaxcyte, Inc. (A)	9,298	540,493
Vera Therapeutics, Inc. (A)	18,078	775,727
Vertex Pharmaceuticals, Inc. (A)	12,026	5,973,675
Viridian Therapeutics, Inc. (A)	32,067	589,071
Xencor, Inc. (A)	13,179	212,182
Xenon Pharmaceuticals, Inc. (A)	1,300	78,468
		91,023,897
Health care equipment and supplies – 7.7%
Abbott Laboratories	55,400	5,026,996
Boston Scientific Corp. (A)	27,993	1,194,741
Edwards Lifesciences Corp. (A)	17,285	1,563,601
GE HealthCare Technologies, Inc.	1,000	64,010
Inspire Medical Systems, Inc. (A)	2,800	124,908
Intuitive Surgical, Inc. (A)	12,535	4,984,919
Medtronic PLC	14,700	1,149,981
PROCEPT BioRobotics Corp. (A)	7,988	180,369
Sonova Holding AG	1,684	399,685
Stryker Corp.	14,947	4,705,913
		19,395,123
Health care providers and services – 14.9%
Alignment Healthcare, Inc. (A)	24,194	576,059
Billiontoone, Inc., Class A (A)	8,503	1,020,190
BrightSpring Health Services, Inc. (A)	31,700	2,210,758
Cardinal Health, Inc.	11,552	2,744,293
Cencora, Inc.	1,504	425,602
Centene Corp. (A)	23,851	1,530,996
CVS Health Corp.	23,810	2,463,145
Elevance Health, Inc.	10,582	4,092,377
Encompass Health Corp.	3,941	398,356
Guardant Health, Inc. (A)	21,513	3,227,595
Humana, Inc.	2,360	937,439

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	1,100	$233,145
Tenet Healthcare Corp. (A)	13,342	2,496,021
UnitedHealth Group, Inc.	35,965	14,948,133
		37,304,109
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	2,000	354,940
Life sciences tools and services – 6.4%
Adaptive Biotechnologies Corp. (A)	9,047	194,058
Agilent Technologies, Inc.	5,500	730,565
Charles River Laboratories International, Inc. (A)	7,267	1,648,083
Danaher Corp.	19,883	3,787,314
ICON PLC (A)	2,700	469,017
IQVIA Holdings, Inc. (A)	891	172,159
Medpace Holdings, Inc. (A)	1,861	985,567
Thermo Fisher Scientific, Inc.	13,365	6,700,676
Waters Corp. (A)	1,800	675,072
West Pharmaceutical Services, Inc.	1,800	646,200
		16,008,711
Pharmaceuticals – 33.7%
Alto Neuroscience, Inc. (A)	5,900	155,701
Alumis, Inc. (A)	13,208	371,673
AstraZeneca PLC	6,448	1,222,670
Avalyn Pharma, Inc. (A)	8,201	269,977
Axsome Therapeutics, Inc. (A)	3,166	774,942
Belite Bio, Inc., ADR (A)	1,800	277,173
Bristol-Myers Squibb Company	96,837	5,579,748
Chugai Pharmaceutical Company, Ltd.	27,500	1,270,312
Crinetics Pharmaceuticals, Inc. (A)	17,929	670,903
Definium Therapeutics, Inc. (A)	28,472	1,339,323
Eli Lilly & Company	29,965	35,940,923
Enliven Therapeutics, Inc. (A)	14,241	722,731
Johnson & Johnson	62,593	15,896,744
Liquidia Corp. (A)	8,111	646,690
MBX Biosciences, Inc. (A)	12,943	714,454
Merck & Company, Inc.	82,388	10,586,858
Novo Nordisk A/S, ADR	16,597	795,660
Ocular Therapeutix, Inc. (A)	31,700	311,294
Pharvaris NV (A)	6,668	230,579
Rapport Therapeutics, Inc. (A)	11,835	493,164
Royalty Pharma PLC, Class A	45,659	2,560,100
Seaport Therapeutics, Inc. (A)	21,025	456,663
SpyGlass Pharma, Inc. (A)	5,992	133,382
Structure Therapeutics, Inc., ADR (A)	9,141	490,597
Tarsus Pharmaceuticals, Inc. (A)	3,689	232,186
Teva Pharmaceutical Industries, Ltd., ADR (A)	17,600	596,288
Viatris, Inc.	108,200	1,718,216
WaVe Life Sciences, Ltd. (A)	29,983	174,201
		84,633,152
		248,719,932
TOTAL COMMON STOCKS (Cost $210,882,236)		$248,719,932
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	253,455
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$253,455
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	14
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	$42,319
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	0
TOTAL WARRANTS (Cost $29,139)		$42,333
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (C)	482,174	482,174
T. Rowe Price Government Reserve Fund, 3.6526% (C)	1,757,300	1,757,300
TOTAL SHORT-TERM INVESTMENTS (Cost $2,239,474)		$2,239,474
Total Investments (Health Sciences Trust) (Cost $213,427,849) – 100.0%		$251,255,194
Other assets and liabilities, net – (0.0%)		(1,833)
TOTAL NET ASSETS – 100.0%		$251,253,361
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Australia - 3.7%
ANZ Group Holdings, Ltd.	108,511	$2,648,137
APA Group	49,337	345,680
Aristocrat Leisure, Ltd.	19,880	842,462
ASX, Ltd.	6,805	251,125
BHP Group, Ltd.	185,625	7,735,517
Brambles, Ltd.	49,445	667,609
carsales.com, Ltd.	13,729	245,077
Cochlear, Ltd.	2,361	198,313
Coles Group, Ltd.	47,179	794,656
Commonwealth Bank of Australia	61,132	6,966,839
Computershare, Ltd.	18,728	495,971
CSL, Ltd.	17,266	1,377,560
Evolution Mining, Ltd.	72,464	599,185
Fortescue, Ltd.	59,389	790,482
Goodman Group	72,960	1,574,197
Insurance Australia Group, Ltd.	85,315	477,161
Lynas Rare Earths, Ltd. (A)	30,888	387,577
Macquarie Group, Ltd.	12,911	2,244,494
Medibank Private, Ltd.	99,625	342,287
MMG, Ltd. (A)	151,200	135,616
National Australia Bank, Ltd.	112,060	2,942,550
Northern Star Resources, Ltd.	48,146	637,436
Origin Energy, Ltd.	60,705	461,422
PLS Group, Ltd. (A)	114,758	402,139
Pro Medicus, Ltd.	2,023	285,998
Qantas Airways, Ltd.	25,744	189,148
QBE Insurance Group, Ltd.	53,844	936,621
REA Group, Ltd.	1,952	188,043
Rio Tinto, Ltd.	13,237	1,592,669
Santos, Ltd.	113,901	565,048

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Scentre Group	187,762	$500,496
SGH, Ltd.	6,916	223,392
Sigma Healthcare, Ltd.	185,351	352,919
Sonic Healthcare, Ltd.	16,282	234,309
South32, Ltd.	112,851	306,435
South32, Ltd. (London Stock Exchange)	48,980	132,431
Stockland	93,163	262,719
Suncorp Group, Ltd.	38,142	508,856
Telstra Group, Ltd.	142,830	500,885
The Lottery Corp., Ltd.	82,609	328,396
Transurban Group	110,606	1,099,746
Vicinity, Ltd.	155,479	277,037
Washington H. Soul Pattinson & Company, Ltd.	11,620	371,429
Wesfarmers, Ltd.	40,464	2,532,362
Westpac Banking Corp.	122,065	2,974,185
WiseTech Global, Ltd.	7,058	161,922
Woodside Energy Group, Ltd.	67,706	1,309,365
Woolworths Group, Ltd.	43,560	1,203,554
		50,601,457
Austria - 0.2%
BAWAG Group AG (B)	2,747	550,727
Erste Group Bank AG	10,998	1,471,944
OMV AG	5,543	348,329
Raiffeisen Bank International AG	4,348	277,953
Verbund AG	2,442	154,757
		2,803,710
Belgium - 0.5%
Ageas SA/NV	5,462	437,017
Anheuser-Busch InBev SA/NV	32,826	2,712,396
D'ieteren Group	850	165,928
Elia Group SA/NV	1,750	278,667
Financiere de Tubize SA	659	174,099
Groupe Bruxelles Lambert NV	2,961	269,982
KBC Group NV	8,189	1,118,463
Lotus Bakeries NV	14	185,685
Sofina SA	575	146,447
Syensqo SA	2,508	185,433
UCB SA	4,511	1,350,458
		7,024,575
Brazil - 0.9%
Ambev SA	165,730	522,973
Axia Energia SA	50,987	537,100
Axia Energia SA, ADR	1,571	16,590
B3 SA - Brasil Bolsa Balcao	196,921	554,261
Banco Bradesco SA	56,324	172,061
Banco BTG Pactual SA	42,804	448,496
Banco do Brasil SA	60,326	232,666
BB Seguridade Participacoes SA	24,400	185,140
Caixa Seguridade Participacoes SA	20,700	79,034
Cia de Saneamento Basico do Estado de Sao Paulo	85,958	493,539
Companhia Paranaense de Energia	69,200	201,341
CPFL Energia SA	7,900	68,528
Embraer SA	24,600	390,041
Energisa SA	9,735	90,518
Eneva SA (A)	34,600	179,089
Engie Brasil Energia SA	10,185	68,718
Equatorial SA	43,634	329,138
Itau Unibanco Holding SA	18,500	158,649
Klabin SA	26,664	86,464
Localiza Rent a Car SA	32,451	261,127
MBRF Global Foods Company SA	23,038	80,463
Motiva Infraestrutura de Mobilidade SA	40,100	113,566
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
NU Holdings, Ltd., Class A (A)	133,200	$1,779,552
Petroleo Brasileiro SA	132,729	1,074,215
Porto Seguro SA	6,900	70,734
PRIO SA (A)	30,400	307,103
Raia Drogasil SA	44,916	146,260
Rede D'Or Sao Luiz SA (B)	27,900	187,593
Rumo SA	45,451	118,243
StoneCo, Ltd., Class A	7,200	78,048
Suzano SA	24,163	186,056
Telefonica Brasil SA	19,280	126,795
Telefonica Brasil SA, ADR (C)	6,017	79,184
TIM SA	28,000	118,622
Ultrapar Participacoes SA	25,400	128,223
Vale SA	129,250	1,949,904
Vibra Energia SA	38,024	220,161
WEG SA	58,916	535,372
XP, Inc., Class A	14,300	232,518
		12,608,085
Canada - 7.7%
Agnico Eagle Mines, Ltd.	18,094	2,811,348
Alamos Gold, Inc., Class A	15,024	455,513
Alimentation Couche-Tard, Inc.	25,200	1,606,261
AltaGas, Ltd.	11,100	410,033
ARC Resources, Ltd.	20,700	434,944
AtkinsRealis Group, Inc.	5,900	366,418
Bank of Montreal	25,177	4,449,934
Barrick Mining Corp.	59,934	2,203,813
BCE, Inc.	11,317	243,775
Bombardier, Inc., Class B (A)	3,100	713,749
Brookfield Corp.	73,558	3,138,371
CAE, Inc. (A)	10,900	272,913
Cameco Corp.	15,600	1,590,084
Canadian Imperial Bank of Commerce	33,157	3,818,228
Canadian National Railway Company	18,700	2,231,606
Canadian Natural Resources, Ltd.	76,220	3,016,017
Canadian Pacific Kansas City, Ltd.	31,900	2,765,679
Canadian Tire Corp., Ltd., Class A	1,800	247,932
Canadian Utilities, Ltd., Class A	4,600	170,994
CCL Industries, Inc., Class B	5,400	352,080
Celestica, Inc. (A)	4,100	1,495,282
Cenovus Energy, Inc.	50,402	1,250,588
CGI, Inc.	7,200	465,379
China Gold International Resources Corp., Ltd.	8,500	134,392
Constellation Software, Inc.	700	1,317,821
Dollarama, Inc.	9,900	1,309,669
Element Fleet Management Corp.	14,700	303,380
Emera, Inc.	10,600	562,269
Empire Company, Ltd., Class A	4,900	171,608
Enbridge, Inc.	79,700	4,322,036
Equinox Gold Corp.	27,400	266,997
Fairfax Financial Holdings, Ltd.	719	1,182,612
First Quantum Minerals, Ltd. (A)	25,254	689,822
FirstService Corp.	1,500	213,295
Fortis, Inc.	18,471	1,058,184
Franco-Nevada Corp.	6,870	1,433,484
George Weston, Ltd.	6,297	451,990
GFL Environmental, Inc.	8,800	323,582
Gildan Activewear, Inc.	6,200	319,650
Great-West Lifeco, Inc.	9,900	630,822
Hydro One, Ltd. (B)	11,900	490,851
iA Financial Corp., Inc.	3,300	455,659
IGM Financial, Inc.	3,000	167,488
Imperial Oil, Ltd.	5,330	598,523
Intact Financial Corp.	6,400	1,320,884

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Ivanhoe Mines, Ltd., Class A (A)	26,900	$210,724
Keyera Corp.	10,300	413,743
Kinross Gold Corp.	43,929	1,040,110
Loblaw Companies, Ltd.	21,360	969,013
Lundin Gold, Inc.	3,900	210,392
Lundin Mining Corp.	24,400	594,581
Magna International, Inc.	9,500	624,692
Manulife Financial Corp. (D)	59,700	2,421,254
Metro, Inc.	7,557	483,179
National Bank of Canada	14,000	2,210,287
Nutrien, Ltd.	17,390	1,095,573
Pan American Silver Corp.	15,100	676,931
Pembina Pipeline Corp.	20,398	943,781
Power Corp. of Canada	20,012	1,247,637
Rogers Communications, Inc., Class B	13,326	433,535
Royal Bank of Canada	50,037	10,361,266
Saputo, Inc.	9,100	263,584
Shopify, Inc., Class A (A)	44,800	5,125,505
Stantec, Inc.	4,000	275,889
Sun Life Financial, Inc.	20,400	1,601,650
Suncor Energy, Inc.	42,835	2,304,467
TC Energy Corp.	37,046	2,453,277
Teck Resources, Ltd., Class B	16,961	1,010,186
TELUS Corp.	19,660	207,932
TFI International, Inc.	2,800	403,046
The Bank of Nova Scotia	44,292	3,849,727
The Descartes Systems Group, Inc. (A)	3,100	214,710
The Toronto-Dominion Bank	60,284	7,329,718
Thomson Reuters Corp.	5,607	457,969
TMX Group, Ltd.	10,000	327,375
Toromont Industries, Ltd.	2,800	460,438
Tourmaline Oil Corp.	13,100	547,738
Wheaton Precious Metals Corp.	16,218	1,824,375
Whitecap Resources, Inc.	43,600	452,831
WSP Global, Inc.	4,800	595,156
		105,878,230
Chile - 0.2%
Antofagasta PLC	14,071	714,149
Banco de Chile	1,620,933	317,342
Banco de Credito e Inversiones SA	3,323	218,306
Banco Santander Chile, ADR	5,508	181,378
Cencosud SA	42,702	98,654
Empresas COPEC SA	13,196	82,314
Enel Chile SA, ADR	18,222	81,999
Falabella SA	20,482	127,873
Latam Airlines Group SA	11,167,859	324,752
Plaza SA	27,350	112,727
Sociedad Quimica y Minera de Chile SA, ADR	4,430	327,997
		2,587,491
China - 5.2%
360 Security Technology, Inc., Class A	14,500	18,636
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	13,148
3SBio, Inc. (A)(B)	63,700	137,952
AAC Technologies Holdings, Inc.	27,342	149,834
Accelink Technologies Company, Ltd., Class A (A)	1,700	65,248
Advanced Micro-Fabrication Equipment, Inc., Class A	1,866	129,863
AECC Aviation Power Company, Ltd., Class A	5,500	31,199
Agricultural Bank of China, Ltd., Class A	182,100	162,796
Agricultural Bank of China, Ltd., H Shares	989,000	674,596
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Aier Eye Hospital Group Company, Ltd., Class A	19,585	$23,891
Air China, Ltd., Class A (A)	23,600	21,091
Akeso, Inc. (A)(B)	23,000	258,974
Aluminum Corp. of China, Ltd., A Shares	29,100	35,583
Aluminum Corp. of China, Ltd., H Shares	131,220	126,026
Angel Yeast Company, Ltd., Class A	1,800	9,622
Anhui Conch Cement Company, Ltd., Class A	8,900	22,280
Anhui Conch Cement Company, Ltd., H Shares	44,290	94,890
Anhui Gujing Distillery Company, Ltd., Class A	900	10,603
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	4,500	17,197
Anker Innovations Technology Company, Ltd., Class A	1,040	16,076
ANTA Sports Products, Ltd.	44,200	402,206
Avary Holding Shenzhen Company, Ltd., Class A	4,000	62,660
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	8,342
Baidu, Inc., Class A (A)	80,300	1,146,366
Baiyin Nonferrous Group Company, Ltd., Class A	15,900	11,997
Bank of Beijing Company, Ltd., Class A	47,000	33,954
Bank of Changsha Company, Ltd., Class A	8,400	10,789
Bank of Chengdu Company, Ltd., Class A	7,700	20,089
Bank of China, Ltd., Class A	78,100	65,827
Bank of China, Ltd., H Shares	2,534,563	1,616,349
Bank of Communications Company, Ltd., Class A	114,200	108,227
Bank of Communications Company, Ltd., H Shares	308,527	265,498
Bank of Hangzhou Company, Ltd., Class A	11,400	24,285
Bank of Jiangsu Company, Ltd., Class A	33,410	53,087
Bank of Nanjing Company, Ltd., Class A	21,500	31,349
Bank of Ningbo Company, Ltd., Class A	13,750	60,183
Bank of Shanghai Company, Ltd., Class A	31,610	40,436
Baoshan Iron & Steel Company, Ltd., Class A	41,300	33,111
Beijing Compass Technology Development Company, Ltd., Class A	1,300	17,636
Beijing Enlight Media Company, Ltd., Class A	6,300	10,318
Beijing Kingsoft Office Software, Inc., Class A	935	29,556
Beijing New Building Materials PLC, Class A	3,500	9,349
Beijing Tong Ren Tang Company, Ltd., Class A	2,800	9,545
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,800	7,163
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	67,285
Bilibili, Inc., Class Z (A)	8,960	152,476
Biwin Storage Technology Company, Ltd., Class A	1,000	74,130
Bluefocus Intelligent Communications Group Company, Ltd., Class A	7,700	15,762
BOC International China Company, Ltd., Class A	5,800	10,852
BOE Technology Group Company, Ltd., Class A	75,300	96,843
BYD Company, Ltd., Class A	12,000	141,281

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Company, Ltd., H Shares	130,815	$1,212,121
BYD Electronic International Company, Ltd.	26,500	71,218
Caitong Securities Company, Ltd., Class A	9,600	12,273
Cambricon Technologies Corp., Ltd., Class A	1,257	297,633
CCOOP Group Company, Ltd., Class A (A)	64,600	12,702
CGN Power Company, Ltd., H Shares (B)	364,000	124,462
Changchun High-Tech Industry Group Company, Ltd., Class A	800	7,871
Changjiang Securities Company, Ltd., Class A	11,500	16,584
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	8,042
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	97,478
Chifeng Jilong Gold Mining Group, Ltd., Class A	6,200	24,390
China CITIC Bank Corp., Ltd., Class A	26,200	26,770
China CITIC Bank Corp., Ltd., H Shares	310,800	263,838
China Coal Energy Company, Ltd., H Shares	70,000	87,919
China Construction Bank Corp., Class A	45,400	64,414
China Construction Bank Corp., H Shares	3,073,914	3,170,594
China CSSC Holdings, Ltd., Class A (A)	16,100	80,372
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	20,018
China Energy Engineering Corp., Ltd., Class A	65,700	25,917
China Everbright Bank Company, Ltd., Class A	88,600	37,772
China Feihe, Ltd. (B)	119,000	42,589
China Galaxy Securities Company, Ltd., Class A	19,900	36,970
China Galaxy Securities Company, Ltd., H Shares	129,500	122,087
China Great Wall Securities Company, Ltd., Class A	8,400	10,354
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	18,397
China Hongqiao Group, Ltd.	100,000	257,874
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	21,362
China International Capital Corp., Ltd., H Shares (B)	64,400	173,295
China Jushi Company, Ltd., Class A	8,100	87,668
China Life Insurance Company, Ltd., Class A	4,500	23,500
China Life Insurance Company, Ltd., H Shares	267,624	916,000
China Longyuan Power Group Corp., Ltd., H Shares	114,000	72,796
China Mengniu Dairy Company, Ltd.	108,004	221,869
China Merchants Bank Company, Ltd., Class A	45,900	240,322
China Merchants Bank Company, Ltd., H Shares	139,323	799,960
China Merchants Energy Shipping Company, Ltd., Class A	16,500	42,904
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	8,782
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Securities Company, Ltd., Class A	16,510	$51,480
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	16,724
China Minsheng Banking Corp., Ltd., Class A	78,880	37,461
China Minsheng Banking Corp., Ltd., H Shares	230,496	92,387
China National Building Material Company, Ltd., H Shares	150,187	102,744
China National Chemical Engineering Company, Ltd., Class A	12,700	13,777
China National Nuclear Power Company, Ltd., Class A	38,300	51,003
China National Software & Service Company, Ltd., Class A (A)	1,800	7,479
China Nonferrous Mining Corp., Ltd.	42,000	61,014
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	51,987
China Oilfield Services, Ltd., H Shares	56,000	44,517
China Pacific Insurance Group Company, Ltd., Class A	14,000	59,040
China Pacific Insurance Group Company, Ltd., H Shares	94,100	323,618
China Petroleum & Chemical Corp., Class A	56,700	37,192
China Petroleum & Chemical Corp., H Shares	785,361	401,154
China Railway Group, Ltd., Class A	42,700	26,310
China Railway Group, Ltd., H Shares	144,000	60,975
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	2,200	18,061
China Resources Microelectronics, Ltd., Class A	2,675	38,731
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	109,732
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,380	11,217
China Shenhua Energy Company, Ltd., Class A	13,400	77,031
China Shenhua Energy Company, Ltd., H Shares	120,500	617,239
China Southern Airlines Company, Ltd., Class A (A)	23,300	17,831
China State Construction Engineering Corp., Ltd., Class A	93,340	59,767
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	32,112
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	34,079
China Tower Corp., Ltd., H Shares (B)	158,100	177,915
China Tungsten and Hightech Materials Company, Ltd., Class A	4,900	69,534
China United Network Communications, Ltd., Class A	64,400	38,066
China Vanke Company, Ltd., Class A (A)	21,600	9,449
China XD Electric Company, Ltd., Class A	10,600	23,408
China Yangtze Power Company, Ltd., Class A	54,300	211,964
China Zheshang Bank Company, Ltd., Class A	43,700	16,949
Chongqing Changan Automobile Company, Ltd., Class A	16,800	17,781
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	16,566

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	81,000	$59,742
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	4,650	8,032
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	13,237
CITIC Securities Company, Ltd., Class A	25,185	106,929
CITIC Securities Company, Ltd., H Shares	52,825	184,409
CITIC, Ltd.	141,967	192,664
CMOC Group, Ltd., Class A	37,400	97,628
CMOC Group, Ltd., H Shares	129,000	251,991
CNGR Advanced Material Company, Ltd., Class A	1,960	12,699
CNPC Capital Company, Ltd., Class A	17,300	16,834
Contemporary Amperex Technology Company, Ltd., Class A	9,320	541,767
Contemporary Amperex Technology Company, Ltd., H Shares	6,400	576,507
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	19,104
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	77,700
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	50,891
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	168,810
CRRC Corp., Ltd., Class A	49,300	37,849
CRRC Corp., Ltd., H Shares	145,000	83,165
CSC Financial Company, Ltd., Class A	9,000	38,629
CSPC Innovation Pharmaceutical Company, Ltd., Class A (A)	2,880	11,600
CSPC Pharmaceutical Group, Ltd.	303,120	270,763
Daqin Railway Company, Ltd., Class A	30,700	20,865
Datang International Power Generation Company, Ltd., Class A	48,800	51,237
Dongfang Electric Corp., Ltd., Class A	5,800	24,749
Dosilicon Company, Ltd., Class A (A)	947	28,724
East Money Information Company, Ltd., Class A	30,896	93,141
Eastroc Beverage Group Company, Ltd., Class A	1,755	32,006
Ecovacs Robotics Company, Ltd., Class A (A)	2,300	17,255
Empyrean Technology Company, Ltd., Class A	800	14,126
ENN Energy Holdings, Ltd.	27,900	144,154
ENN Natural Gas Company, Ltd., Class A	5,400	12,554
Eoptolink Technology, Inc., Ltd., Class A	2,940	266,714
Eve Energy Company, Ltd., Class A	4,181	40,271
Everbright Securities Company, Ltd., Class A	8,700	18,538
Fiberhome Telecommunication Technologies Company, Ltd., Class A (A)	2,900	31,827
Focus Media Information Technology Company, Ltd., Class A	32,700	23,375
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	50,421
Founder Securities Company, Ltd., Class A	16,700	17,764
Foxconn Industrial Internet Company, Ltd., Class A	27,100	291,876
Full Truck Alliance Company, Ltd., ADR	25,500	207,060
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	33,546
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	$136,017
Ganfeng Lithium Group Company, Ltd., Class A	3,360	32,552
Ganfeng Lithium Group Company, Ltd., H Shares (B)	17,200	111,011
GD Power Development Company, Ltd., Class A	36,100	24,861
GDS Holdings, Ltd., Class A (A)	37,300	138,723
GEM Company, Ltd., Class A	10,700	10,475
Genscript Biotech Corp. (A)	40,000	62,498
GF Securities Company, Ltd., Class A	13,200	45,664
GF Securities Company, Ltd., H Shares	37,600	81,829
Giant Biogene Holding Company, Ltd. (B)	10,200	34,557
Giant Network Group Company, Ltd., Class A	4,100	16,706
GigaDevice Semiconductor, Inc., Class A	1,372	167,023
GoerTek, Inc., Class A	5,200	17,342
Goldwind Science & Technology Company, Ltd., Class A	7,700	27,299
Gotion High-tech Company, Ltd., Class A	3,700	15,061
Great Wall Motor Company, Ltd., H Shares	81,500	91,393
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	31,533
Guangdong Haid Group Company, Ltd., Class A	3,500	23,043
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	6,400	31,873
Guangzhou Automobile Group Company, Ltd., Class A (A)	10,000	7,504
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	29,680
Guosen Securities Company, Ltd., Class A	13,300	19,639
Guotai Haitong Securities Company, Ltd.	27,860	74,951
Guotai Haitong Securities Company, Ltd., H Shares (B)	70,184	133,261
Guoyuan Securities Company, Ltd., Class A	9,100	10,071
H World Group, Ltd., ADR	7,100	296,212
Haidilao International Holding, Ltd. (B)	56,000	76,075
Haier Smart Home Company, Ltd., Class A	13,600	41,016
Haier Smart Home Company, Ltd., H Shares	83,800	214,353
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	17,475
Hainan Airport Infrastructure Company, Ltd., Class A	23,700	9,593
Haisco Pharmaceutical Group Company, Ltd., Class A	2,000	19,593
Haitian International Holdings, Ltd.	21,000	50,383
Hangzhou Chang Chuan Technology Company, Ltd., Class A	1,400	71,040
Hangzhou First Applied Material Company, Ltd., Class A	7,683	19,094
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	21,098
Hangzhou Tigermed Consulting Company, Ltd., A Shares (A)	1,700	12,068
Hansoh Pharmaceutical Group Company, Ltd. (B)	54,000	204,635
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	14,788

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	$23,778
Hengan International Group Company, Ltd.	25,000	69,414
Hengli Petrochemical Company, Ltd., Class A	14,600	38,253
Hengtong Optic-Electric Company, Ltd., Class A	5,100	83,328
Hesai Group (A)	4,180	74,702
Hgtech Company, Ltd., Class A	2,100	57,729
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,260	44,978
Horizon Robotics (A)	178,800	93,721
Hoshine Silicon Industry Company, Ltd., Class A	1,600	11,428
Hua Hong Semiconductor, Ltd., H Shares (A)(B)	25,000	694,488
Huadian Power International Corp., Ltd., Class A	17,700	11,626
Huadong Medicine Company, Ltd., Class A	2,800	11,618
Huafon Chemical Company, Ltd., Class A	10,300	14,442
Huaneng Power International, Inc., Class A	18,600	20,846
Huaneng Power International, Inc., H Shares	149,436	104,520
Huaqin Company, Ltd., Class A	3,500	38,625
Huatai Securities Company, Ltd., Class A	16,400	50,002
Huatai Securities Company, Ltd., H Shares (B)	48,800	104,315
Huaxia Bank Company, Ltd., Class A	28,500	26,849
Huayu Automotive Systems Company, Ltd., Class A	5,100	11,689
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	13,297
Hunan Valin Steel Company, Ltd., Class A	14,300	7,328
Hundsun Technologies, Inc., Class A	3,075	9,651
Hwatsing Technology Company, Ltd., Class A	1,023	48,892
Hygon Information Technology Company, Ltd., Class A	5,383	295,791
IEIT Systems Company, Ltd., Class A	3,248	33,774
Iflytek Company, Ltd., Class A	4,700	28,421
Imeik Technology Development Company, Ltd., Class A	560	7,209
Industrial & Commercial Bank of China, Ltd., Class A	143,500	149,496
Industrial & Commercial Bank of China, Ltd., H Shares	2,322,735	1,908,094
Industrial Bank Company, Ltd., Class A	46,200	112,822
Industrial Securities Company, Ltd., Class A	14,900	13,295
Ingenic Semiconductor Company, Ltd., Class A	2,800	103,696
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	31,091
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	16,085
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A (A)	17,500	11,524
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	3,800	18,805
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	48,007
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	95,992
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Innovent Biologics, Inc. (A)(B)	52,000	$529,693
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	12,593
J&T Global Express, Ltd. (A)	82,400	87,988
JA Solar Technology Company, Ltd., Class A (A)	6,272	7,513
JCET Group Company, Ltd., Class A	3,600	55,515
JD Health International, Inc. (A)(B)	38,200	160,870
JD Logistics, Inc. (A)(B)	67,000	100,839
JD.com, Inc., Class A	86,723	1,104,886
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	13,400	22,666
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	47,078
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	109,226
Jiangsu Yanghe Distillery Company, Ltd., Class A	3,400	19,158
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	64,207
Jiangxi Copper Company, Ltd., Class A	4,300	27,753
Jiangxi Copper Company, Ltd., H Shares	39,075	155,973
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	27,930
Jinko Solar Company, Ltd., Class A (A)	13,511	9,509
Kanzhun, Ltd., ADR	13,200	169,884
KE Holdings, Inc., ADR	24,700	358,891
Kingdee International Software Group Company, Ltd. (A)	113,000	86,152
Kingsoft Corp., Ltd.	32,800	93,422
Kuaishou Technology (B)	91,300	489,358
Kuang-Chi Technologies Company, Ltd., Class A	4,500	20,191
Kunlun Tech Company, Ltd., Class A (A)	2,500	14,992
Kweichow Moutai Company, Ltd., Class A	2,700	472,104
Laopu Gold Company, Ltd., H Shares	1,000	44,429
LB Group Company, Ltd., Class A	5,000	12,178
Lenovo Group, Ltd.	287,436	852,910
Lens Technology Company, Ltd., Class A	7,300	58,233
Leo Group Company, Ltd., Class A	14,500	10,243
Li Auto, Inc., Class A (A)	44,600	263,466
Li Ning Company, Ltd.	80,500	151,756
Lingyi iTech Guangdong Company, Class A	12,700	32,707
Longfor Group Holdings, Ltd. (B)	66,471	50,885
LONGi Green Energy Technology Company, Ltd., Class A (A)	15,064	29,213
Loongson Technology Corp., Ltd., Class A (A)	1,251	28,672
Luxshare Precision Industry Company, Ltd., Class A	15,495	161,817
Luzhou Laojiao Company, Ltd., Class A	3,300	37,805
Mango Excellent Media Company, Ltd., Class A	3,300	7,141
Maxscend Microelectronics Company, Ltd., Class A (A)	1,440	23,378
Meituan, Class B (A)(B)	177,500	1,566,851
Metallurgical Corp. of China, Ltd., Class A	28,700	10,348
Midea Group Company, Ltd., Class A	7,300	81,386
Midea Group Company, Ltd., H Shares	15,100	159,559
MINISO Group Holding, Ltd.	2,600	7,843
MINISO Group Holding, Ltd., ADR (C)	3,276	39,509
Montage Technology Company, Ltd., Class A	2,305	106,471

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Muyuan Foods Group Company, Ltd., Class A	11,382	$58,742
NARI Technology Company, Ltd., Class A	17,798	60,084
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	32,712
NAURA Technology Group Company, Ltd., Class A	1,485	194,760
NetEase, Inc.	62,100	1,594,837
New China Life Insurance Company, Ltd., Class A	4,600	40,574
New China Life Insurance Company, Ltd., H Shares	35,500	209,222
New Hope Liuhe Company, Ltd., Class A	6,800	6,288
New Oriental Education & Technology Group, Inc.	52,500	241,170
Nexchip Semiconductor Corp., Class A (A)	7,599	66,692
Ningbo Deye Technology Corp., Class A	2,469	38,733
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	6,407
Ningbo Tuopu Group Company, Ltd., Class A	3,190	26,783
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	44,608
NIO, Inc., Class A (A)	66,100	336,332
Nongfu Spring Company, Ltd., H Shares (B)	71,000	360,363
OmniVision Integrated Circuits Group, Inc.	2,185	30,696
Orient Securities Company, Ltd., Class A	12,288	17,140
PetroChina Company, Ltd., Class A	44,800	57,067
PetroChina Company, Ltd., H Shares	742,261	801,093
Pharmaron Beijing Company, Ltd., Class A	3,000	12,835
PICC Property & Casualty Company, Ltd., H Shares	248,363	455,751
Ping An Bank Company, Ltd., Class A	38,200	56,623
Ping An Insurance Group Company of China, Ltd., Class A	24,100	170,050
Ping An Insurance Group Company of China, Ltd., H Shares	238,790	1,561,396
Piotech, Inc., Class A	568	72,461
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	18,131
Pony AI, Inc., Class A (A)	6,900	48,724
Pop Mart International Group, Ltd. (B)(C)	19,200	380,228
Postal Savings Bank of China Company, Ltd., Class A	58,900	42,814
Postal Savings Bank of China Company, Ltd., H Shares (B)	330,000	192,694
Power Construction Corp. of China, Ltd., Class A	35,800	24,854
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	49,249
QuantumCTek Company, Ltd., Class A	220	16,527
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	37,178
Remegen Company, Ltd., H Shares (A)(B)	5,500	52,412
RoboTechnik Intelligent Technology Company, Ltd., Class A	400	36,892
Rockchip Electronics Company, Ltd., Class A	1,300	36,297
Rongsheng Petrochemical Company, Ltd., Class A	21,050	33,401
SAIC Motor Corp., Ltd., Class A	17,300	24,924
Sailun Group Company, Ltd., Class A	6,500	11,077
Sanan Optoelectronics Company, Ltd., Class A	10,100	31,720
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sany Heavy Industry Company, Ltd., Class A	18,600	$47,537
Satellite Chemical Company, Ltd., Class A	6,800	23,547
SDIC Capital Company, Ltd., Class A	13,300	12,864
SDIC Power Holdings Company, Ltd., Class A	15,100	29,627
SenseTime Group, Inc., Class B (A)(B)	997,000	171,620
Seres Group Company, Ltd., Class A	3,100	28,074
SF Holding Company, Ltd., Class A	10,100	46,602
SG Micro Corp., Class A	1,300	27,690
Shaanxi Coal Industry Company, Ltd., Class A	19,600	58,762
Shandong Gold Mining Company, Ltd., Class A	5,880	20,270
Shandong Gold Mining Company, Ltd., H Shares (B)	30,500	65,657
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	4,205	28,960
Shandong Hongqiao Aluminum Industry Holding Company, Ltd., Class A	6,500	14,244
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	15,159
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	14,398
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	10,702
Shanghai Baosight Software Company, Ltd., Class A	4,320	10,628
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	833	13,150
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	26,492
Shanghai Electric Power Company, Ltd., Class A	6,000	13,352
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	10,623
Shanghai International Airport Company, Ltd., Class A	1,600	5,457
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	12,723
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	82,928
Shanghai Putailai New Energy Technology Group Company, Ltd.	4,100	17,552
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	8,839
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	21,522
Shanghai Stonehill Technology Company, Ltd., Class A	12,100	11,747
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	25,274
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	17,666
Shanjin International Gold Company, Ltd., Class A	5,800	14,610
Shannon Semiconductor Technology Company, Ltd., Class A	1,000	45,052
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	9,914
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	12,829
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	39,720

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sharetronic Data Technology Company, Ltd., Class A	980	$49,597
Shenergy Company, Ltd., Class A	10,200	13,137
Shengyi Electronics Company, Ltd., Class A	1,484	29,188
Shengyi Technology Company, Ltd., Class A	5,100	131,592
Shennan Circuits Company, Ltd., Class A	1,456	99,049
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	23,525
Shenzhen Envicool Technology Company, Ltd., Class A	2,730	32,233
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	22,064
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,100	22,559
Shenzhen Longsys Electronics Company, Ltd., Class A	700	73,708
Shenzhen Megmeet Electrical Company, Ltd., Class A	1,200	29,853
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	50,149
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	9,918
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	10,820
Shenzhen Sunway Communication Company, Ltd., Class A	2,100	37,192
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	19,915
Shenzhou International Group Holdings, Ltd.	28,300	142,775
Sichuan Changhong Electric Company, Ltd., Class A	16,600	17,139
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	20,473
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	17,604
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	1,700	94,853
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	16,966
Sinoma Science & Technology Company, Ltd., Class A	3,600	48,084
Sinomine Resource Group Company, Ltd., Class A	1,500	13,112
Sinopharm Group Company, Ltd., H Shares	46,400	94,406
Sinotruk Hong Kong, Ltd.	23,500	116,137
Skyverse Technology Company, Ltd., Class A (A)	750	47,765
Smoore International Holdings, Ltd. (B)	62,000	55,652
SooChow Securities Company, Ltd., Class A	10,400	12,167
Spring Airlines Company, Ltd., Class A	2,000	13,469
Sungrow Power Supply Company, Ltd., Class A	4,200	98,543
Sunny Optical Technology Group Company, Ltd.	24,400	191,067
SUPCON Technology Company, Ltd., Class A	1,640	28,531
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A (A)	6,200	242,686
Suzhou Maxwell Technologies Company, Ltd., Class A	600	25,165
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou TFC Optical Communication Company, Ltd., Class A	2,195	$99,933
TAL Education Group, ADR (A)	14,900	142,593
TBEA Company, Ltd., Class A	10,200	34,018
TCL Technology Group Corp., Class A	38,980	33,594
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	8,250	14,698
Tencent Holdings, Ltd.	225,000	12,416,072
Tencent Music Entertainment Group, ADR	20,500	171,175
The People's Insurance Company Group of China, Ltd., Class A	19,200	19,182
The People's Insurance Company Group of China, Ltd., H Shares	302,000	181,269
Tianqi Lithium Corp., Class A (A)	3,000	27,231
Tianshan Aluminum Group Company, Ltd., Class A	9,900	15,773
Tingyi Cayman Islands Holding Corp.	76,000	94,765
Tongcheng Travel Holdings, Ltd.	41,600	63,663
TongFu Microelectronics Company, Ltd., Class A	3,100	34,976
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	24,894
Tongwei Company, Ltd., Class A (A)	9,300	16,666
Trina Solar Company, Ltd., Class A (A)	4,405	9,201
Tsingtao Brewery Company, Ltd., Class A (A)	1,400	10,792
Tsingtao Brewery Company, Ltd., H Shares	22,000	121,081
UBTech Robotics Corp., Ltd., H Shares (A)	7,700	101,694
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	22,095
Unisplendour Corp., Ltd., Class A	5,320	22,769
United Nova Technology Company, Ltd., Class A (A)	17,946	28,240
Universal Scientific Industrial Shanghai Company, Ltd., Class A	4,100	19,810
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,072	59,432
Victory Giant Technology Huizhou Company, Ltd., Class A	1,500	77,389
Vipshop Holdings, Ltd., ADR	10,400	137,904
Wanhua Chemical Group Company, Ltd., Class A	7,000	70,781
Wanxiang Qianchao Company, Ltd., Class A	7,100	13,628
Weichai Power Company, Ltd., Class A	14,100	57,171
Weichai Power Company, Ltd., H Shares	69,720	305,832
Wens Foodstuff Group Company, Ltd., Class A	14,160	25,754
Western Mining Company, Ltd., Class A	4,900	19,745
Wintime Energy Group Company, Ltd., Class A (A)	46,100	10,965
Wolong Electric Group Company, Ltd., Class A	3,300	16,152
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,900	17,482
Wuliangye Yibin Company, Ltd., Class A	8,600	93,926
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	95,001
WuXi AppTec Company, Ltd., Class A	5,544	102,016
WuXi AppTec Company, Ltd., H Shares (B)	13,706	269,810
WuXi Biologics Cayman, Inc. (A)(B)	124,500	553,721
WuXi XDC Cayman, Inc. (A)	13,400	98,064

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
XCMG Construction Machinery Company, Ltd., Class A	23,900	$28,618
Xiamen Tungsten Company, Ltd., Class A	3,400	42,970
Xiaomi Corp., Class B (A)(B)	614,800	1,707,614
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	3,610	9,311
Xinyi Solar Holdings, Ltd.	175,154	46,170
XPeng, Inc., A Shares (A)	43,400	286,350
XtalPi Holdings, Ltd. (A)	53,000	52,055
Yadea Group Holdings, Ltd. (B)	43,978	50,023
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	14,500	483,740
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	240,609
Yankuang Energy Group Company, Ltd., Class A	10,140	26,524
Yankuang Energy Group Company, Ltd., H Shares	124,680	175,662
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	47,529
Yealink Network Technology Corp., Ltd., Class A	2,600	13,001
Yonghui Superstores Company, Ltd., Class A (A)	33,000	13,822
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	7,071
YTO Express Group Company, Ltd., Class A	7,000	16,286
Yum China Holdings, Inc.	13,400	547,658
Yunnan Aluminium Company, Ltd., Class A	7,200	23,670
Yunnan Baiyao Group Company, Ltd., Class A	3,920	27,383
Yunnan Energy New Material Group Company, Ltd., Class A (A)	2,100	20,808
Yunnan Tin Company, Ltd., Class A	3,500	22,221
Yunnan Yuntianhua Company, Ltd., Class A	3,800	17,070
Yutong Bus Company, Ltd., Class A	4,600	18,206
Zangge Mining Company, Ltd., Class A	3,300	33,968
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	16,111
Zhaojin Mining Industry Company, Ltd., H Shares	65,000	137,465
Zhejiang Century Huatong Group Company, Ltd., Class A	15,800	32,977
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	17,120
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	17,786
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	11,708
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	23,620
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	23,290
Zhejiang Juhua Company, Ltd., Class A	5,600	43,931
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	17,300	76,352
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	12,185
Zhejiang NHU Company, Ltd., Class A	6,912	28,998
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	23,379
Zhejiang Weiming Environment Protection Company, Ltd., Class A	4,200	9,541
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	$17,793
Zheshang Securities Company, Ltd., Class A	8,100	11,363
Zhongji Innolight Company, Ltd., Class A	2,240	426,522
Zhongjin Gold Corp., Ltd., Class A	9,800	26,472
Zhongtai Securities Company, Ltd., Class A	14,100	11,076
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	18,333
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	92,237
Zijin Mining Group Company, Ltd., Class A	41,700	156,602
Zijin Mining Group Company, Ltd., H Shares	213,469	754,825
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	14,734
ZTE Corp., Class A (A)	7,600	40,787
ZTE Corp., H Shares	25,887	75,993
ZTO Express Cayman, Inc.	15,400	340,786
		70,388,528
Colombia - 0.0%
Grupo Cibest SA, ADR	3,847	305,567
Czech Republic - 0.0%
CEZ AS	4,576	267,618
CSG NV (A)	7,136	104,145
Komercni banka AS	2,506	114,917
Moneta Money Bank AS (B)	9,000	78,920
		565,600
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series A	99	228,728
A.P. Moller - Maersk A/S, Series B	134	318,325
Carlsberg A/S, Class B	3,454	451,988
Coloplast A/S, B Shares	4,442	252,991
Danske Bank A/S	24,190	1,296,646
Demant A/S (A)	3,300	135,546
DSV A/S	7,227	1,719,688
Genmab A/S (A)	2,266	621,229
Novo Nordisk A/S, Class B	117,650	5,650,367
Novonesis A/S, B Shares	12,367	780,998
Orsted A/S (A)(B)	18,546	416,907
Pandora A/S	2,888	331,792
ROCKWOOL A/S, B Shares	3,520	112,900
Tryg A/S	11,535	262,571
Vestas Wind Systems A/S	35,571	1,007,135
		13,587,811
Egypt - 0.0%
Commercial International Bank Egypt SAE	87,744	228,015
Eastern Company SAE	49,043	37,437
Talaat Moustafa Group	32,709	63,074
		328,526
Finland - 0.7%
Elisa OYJ	4,868	204,295
Fortum OYJ	16,798	388,612
Kesko OYJ, B Shares	9,739	217,737
Kone OYJ, B Shares	12,120	689,444
Metso OYJ	23,663	411,475
Neste OYJ	14,709	480,247
Nokia OYJ	187,311	2,498,012
Nordea Bank ABP	3,099	58,809
Nordea Bank ABP (Stockholm Stock Exchange)	108,931	2,064,575

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class B	3,780	$310,516
Sampo OYJ, A Shares	86,409	907,459
Stora Enso OYJ, R Shares	20,482	218,496
UPM-Kymmene OYJ	18,718	496,164
Wartsila OYJ ABP	17,716	676,610
		9,622,451
France - 5.1%
Abivax SA (A)	1,955	257,844
Accor SA	6,830	396,172
Aeroports de Paris SA	1,190	155,169
Air Liquide SA	23,278	4,609,655
Alstom SA (A)	12,620	220,477
Amundi SA (B)	2,060	197,747
AXA SA	57,278	2,870,157
Ayvens SA (B)	12,586	165,787
BioMerieux	1,432	112,414
BNP Paribas SA	35,863	4,188,538
Bollore SE	24,915	115,516
Bouygues SA	6,976	389,565
Bureau Veritas SA	12,146	372,016
Capgemini SE	5,384	540,512
Carrefour SA	21,018	390,197
Cie de Saint-Gobain SA	16,016	1,452,364
Cie Generale des Etablissements Michelin SCA	23,832	920,633
Covivio SA	1,990	121,852
Credit Agricole SA	38,090	766,104
Danone SA	22,899	1,871,719
Dassault Aviation SA	697	228,952
Dassault Systemes SE	23,899	487,472
Eiffage SA	2,589	381,889
Engie SA	65,128	2,049,866
EssilorLuxottica SA	10,745	2,017,598
Gecina SA	1,546	129,898
Getlink SE	10,201	216,837
Hermes International SCA	945	1,728,110
Ipsen SA	1,268	244,367
Kering SA	2,611	738,563
Klepierre SA	8,046	336,270
Legrand SA	9,260	1,569,049
L'Oreal SA	8,775	3,846,567
LVMH Moet Hennessy Louis Vuitton SE	9,090	5,027,300
Orange SA	66,397	1,252,162
Pernod Ricard SA	7,172	521,315
Publicis Groupe SA	8,062	796,707
Renault SA	6,965	200,086
Rexel SA	7,770	340,406
Safran SA	12,840	5,059,979
Sanofi SA	39,001	3,334,713
Sartorius Stedim Biotech	1,029	213,365
Schneider Electric SE	19,405	6,349,792
Schneider Electric SE (Euronext London Exchange)	623	204,599
Societe Generale SA	23,342	2,065,996
Sodexo SA	3,211	185,726
Thales SA	3,332	856,325
TotalEnergies SE	71,949	5,563,471
Unibail-Rodamco-Westfield (A)	4,347	508,715
Veolia Environnement SA	22,469	936,308
Vinci SA	17,653	2,578,178
		70,085,019
Germany - 4.9%
adidas AG	6,053	1,242,249
Allianz SE	13,897	6,578,094
BASF SE	31,826	1,701,192
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bayer AG	35,031	$1,937,494
Bayerische Motoren Werke AG	10,011	657,207
Beiersdorf AG	3,535	304,446
Brenntag SE	4,572	278,010
Commerzbank AG	23,683	1,008,765
Continental AG	4,004	331,310
CTS Eventim AG & Company KGaA	2,198	128,382
Daimler Truck Holding AG	17,301	834,408
Delivery Hero SE (A)(B)(C)	6,759	276,596
Deutsche Bank AG	65,997	2,235,112
Deutsche Boerse AG	6,714	1,831,235
Deutsche Lufthansa AG	20,091	230,219
Deutsche Telekom AG	125,432	3,419,801
DHL Group	33,971	2,065,309
E.ON SE	80,057	1,646,278
Evonik Industries AG	9,028	163,817
Fresenius Medical Care AG	7,738	350,304
Fresenius SE & Company KGaA	15,063	688,172
GEA Group AG	5,625	386,244
Hannover Rueck SE	2,124	588,210
Heidelberg Materials AG	4,810	917,600
Henkel AG & Company KGaA	3,543	280,386
Hensoldt AG	2,267	176,088
HOCHTIEF AG	555	321,704
Infineon Technologies AG	47,706	4,493,980
Knorr-Bremse AG	2,587	301,021
Mercedes-Benz Group AG	25,751	1,295,236
Merck KGaA	4,533	759,931
MTU Aero Engines AG	1,919	799,651
Muenchener Rueckversicherungs-Gesellschaft AG	4,662	2,603,533
Nemetschek SE	2,010	122,371
Rational AG	172	126,004
Rheinmetall AG	1,701	1,935,360
RWE AG	22,545	1,457,980
SAP SE	38,146	5,880,115
Scout24 SE (B)	2,729	225,836
Siemens AG	27,118	8,718,597
Siemens Energy AG	28,311	5,397,232
Siemens Healthineers AG (B)	11,899	464,090
Symrise AG	4,743	475,768
Talanx AG	2,354	297,744
Vonovia SE	27,239	671,969
Zalando SE (A)(B)	7,664	222,072
		66,827,122
Greece - 0.2%
Alpha Bank SA	59,204	267,978
Eurobank SA	91,237	435,141
FF Group (A)(E)	1,869	0
GEK TERNA SA	2,172	109,345
Hellenic Telecommunications Organization SA	5,794	128,660
JUMBO SA	3,913	100,398
National Bank of Greece SA	31,216	539,303
Piraeus Bank SA (A)	39,690	413,126
Public Power Corp. SA	8,631	227,066
		2,221,017
Hong Kong - 1.9%
AIA Group, Ltd.	383,800	3,513,778
Alibaba Group Holding, Ltd.	613,300	7,352,517
Alibaba Health Information Technology, Ltd. (A)	194,000	76,577
Beijing Enterprises Holdings, Ltd.	19,786	67,902
BOC Hong Kong Holdings, Ltd.	132,328	718,083
Bosideng International Holdings, Ltd.	182,000	99,596

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
C&D International Investment Group, Ltd.	27,256	$46,986
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	0
China Gas Holdings, Ltd.	106,663	70,526
China Merchants Port Holdings Company, Ltd.	52,898	83,394
China Overseas Land & Investment, Ltd.	131,382	202,774
China Power International Development, Ltd.	185,000	64,735
China Resources Beer Holdings Company, Ltd.	55,979	152,470
China Resources Gas Group, Ltd.	30,000	56,091
China Resources Land, Ltd.	110,964	426,302
China Resources Power Holdings Company, Ltd.	76,244	164,799
China Ruyi Holdings, Ltd. (A)	420,000	79,941
China Taiping Insurance Holdings Company, Ltd.	60,500	139,828
Chow Tai Fook Jewellery Group, Ltd.	80,800	112,755
CK Asset Holdings, Ltd.	68,546	387,247
CK Hutchison Holdings, Ltd.	94,163	798,091
CK Infrastructure Holdings, Ltd.	21,272	162,182
CLP Holdings, Ltd.	58,900	550,527
Far East Horizon, Ltd.	86,000	58,818
Futu Holdings, Ltd., ADR	2,200	206,228
Galaxy Entertainment Group, Ltd.	68,000	255,989
GCL Technology Holdings, Ltd. (A)	759,000	67,119
Geely Automobile Holdings, Ltd.	233,000	503,017
Guangdong Investment, Ltd.	99,220	98,310
Henderson Land Development Company, Ltd.	55,324	175,473
HKT Trust & HKT, Ltd.	145,233	216,070
Hong Kong & China Gas Company, Ltd.	404,091	335,588
Hong Kong Exchanges & Clearing, Ltd.	42,714	1,987,352
Hongkong Land Holdings, Ltd.	37,200	265,016
Jardine Matheson Holdings, Ltd.	5,900	363,839
Kingboard Laminates Holdings, Ltd.	37,000	473,749
Kunlun Energy Company, Ltd.	134,000	109,882
Link REIT	90,646	422,985
MTR Corp., Ltd.	59,022	230,189
Orient Overseas International, Ltd.	4,500	70,135
Power Assets Holdings, Ltd.	49,582	361,294
Prudential PLC	92,854	1,233,291
Sino Biopharmaceutical, Ltd.	346,500	195,803
Sino Land Company, Ltd.	138,789	182,291
SITC International Holdings Company, Ltd.	52,000	208,601
Sun Hung Kai Properties, Ltd.	51,130	735,930
Swire Pacific, Ltd., Class A	14,663	153,162
Techtronic Industries Company, Ltd.	51,500	857,040
Want Want China Holdings, Ltd.	163,000	70,393
WH Group, Ltd. (B)	297,343	315,277
Wharf Real Estate Investment Company, Ltd.	62,876	171,714
Zijin Gold International Company, Ltd.	12,700	145,134
		25,796,790
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	15,526	184,422
OTP Bank NYRT	8,008	1,182,830
Richter Gedeon NYRT	4,794	185,835
		1,553,087
India - 3.7%
ABB India, Ltd.	1,809	134,557
Adani Enterprises, Ltd.	6,453	207,651
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Ports & Special Economic Zone, Ltd.	19,257	$368,865
Adani Power, Ltd. (A)	101,525	240,801
Aditya Birla Capital, Ltd. (A)	28,017	116,443
Alkem Laboratories, Ltd.	1,469	86,908
Ambuja Cements, Ltd.	21,958	98,237
APL Apollo Tubes, Ltd.	6,432	121,932
Apollo Hospitals Enterprise, Ltd.	3,848	352,651
Ashok Leyland, Ltd.	99,152	165,793
Asian Paints, Ltd.	13,278	370,570
Astral, Ltd.	4,648	65,444
AU Small Finance Bank, Ltd. (B)	19,729	216,184
Aurobindo Pharma, Ltd.	9,153	152,397
Avenue Supermarts, Ltd. (A)(B)	5,630	259,685
Axis Bank, Ltd.	81,732	1,168,236
Bajaj Auto, Ltd.	2,390	245,223
Bajaj Finance, Ltd.	99,470	1,060,290
Bajaj Finserv, Ltd.	13,664	255,814
Bajaj Holdings & Investment, Ltd.	912	102,524
Balkrishna Industries, Ltd.	2,611	60,203
Bank of Baroda	35,251	101,917
Bharat Electronics, Ltd.	130,326	569,109
Bharat Forge, Ltd.	8,648	196,729
Bharat Heavy Electricals, Ltd.	35,988	159,307
Bharat Petroleum Corp., Ltd.	51,282	165,352
Bharti Airtel, Ltd.	100,163	1,965,295
Bosch, Ltd.	260	110,061
Britannia Industries, Ltd.	3,751	204,582
BSE, Ltd.	6,984	286,279
Canara Bank	63,900	85,158
CG Power & Industrial Solutions, Ltd.	25,283	254,648
Cholamandalam Investment and Finance Company, Ltd.	14,529	276,399
Cipla, Ltd.	19,879	308,660
Coal India, Ltd.	64,781	301,517
Colgate-Palmolive India, Ltd.	4,685	99,099
Coromandel International, Ltd.	4,202	89,541
Cummins India, Ltd.	4,680	282,025
Dabur India, Ltd.	21,327	95,192
Divi's Laboratories, Ltd.	4,260	297,283
Dixon Technologies India, Ltd.	1,289	162,482
DLF, Ltd.	25,583	167,884
Dr. Reddy's Laboratories, Ltd.	1,570	22,686
Dr. Reddy's Laboratories, Ltd., ADR (C)	18,540	268,645
Eicher Motors, Ltd.	4,712	354,223
Eternal, Ltd. (A)	86,090	241,836
Federal Bank, Ltd.	66,618	231,887
Fortis Healthcare, Ltd.	16,292	164,866
FSN E-Commerce Ventures, Ltd. (A)	40,782	134,735
GAIL India, Ltd.	3,491	6,370
GAIL India, Ltd., GDR	12,953	151,075
GE Vernova T&D India, Ltd.	4,196	221,393
GMR Airports, Ltd. (A)	83,177	99,003
Godrej Consumer Products, Ltd.	14,095	151,506
Godrej Properties, Ltd. (A)	5,627	111,272
Grasim Industries, Ltd.	9,706	318,589
Havells India, Ltd.	8,636	105,862
HCL Technologies, Ltd.	33,867	384,750
HDFC Asset Management Company, Ltd. (B)	6,620	185,972
HDFC Bank, Ltd.	416,120	3,522,829
HDFC Life Insurance Company, Ltd. (B)	33,493	203,685
Hero MotoCorp, Ltd.	4,132	209,932
Hindalco Industries, Ltd.	48,079	489,561
Hindustan Aeronautics, Ltd.	7,067	327,315

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Hindustan Petroleum Corp., Ltd.	34,143	$142,680
Hindustan Unilever, Ltd.	28,966	650,252
Hitachi Energy India, Ltd.	477	177,023
ICICI Bank, Ltd.	103,117	1,510,367
ICICI Bank, Ltd., ADR	42,418	1,231,395
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	149,077
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	62,029
IDFC First Bank, Ltd.	119,836	100,543
Indian Bank	9,841	85,089
Indian Oil Corp., Ltd.	97,345	143,656
Indus Towers, Ltd. (A)	47,036	195,259
IndusInd Bank, Ltd.	20,069	195,851
Info Edge India, Ltd.	12,707	131,928
Infosys, Ltd.	4,209	44,874
Infosys, Ltd., ADR (C)	100,682	1,056,154
InterGlobe Aviation, Ltd. (B)	6,756	381,890
ITC, Ltd.	107,095	325,205
Jindal Stainless, Ltd.	11,602	85,350
Jindal Steel, Ltd.	15,135	169,708
Jio Financial Services, Ltd.	102,813	257,752
JSW Energy, Ltd.	15,581	95,865
JSW Steel, Ltd.	21,158	275,074
Kotak Mahindra Bank, Ltd.	192,560	806,461
L&T Finance, Ltd.	31,258	102,581
Larsen & Toubro, Ltd.	24,028	1,053,663
Lodha Developers, Ltd. (B)	10,508	106,460
LTM, Ltd. (B)	2,498	93,732
Lupin, Ltd.	8,964	229,189
Mahindra & Mahindra, Ltd.	3,736	121,806
Mahindra & Mahindra, Ltd., GDR	29,450	942,356
Mankind Pharma, Ltd.	4,645	125,522
Marico, Ltd.	17,795	157,690
Maruti Suzuki India, Ltd.	4,407	660,596
Max Healthcare Institute, Ltd.	26,906	321,249
Mphasis, Ltd.	3,967	91,194
MRF, Ltd.	80	107,586
Multi Commodity Exchange of India, Ltd.	4,564	137,384
Muthoot Finance, Ltd.	4,018	127,664
National Aluminium Company, Ltd.	30,192	108,957
Nestle India, Ltd.	23,356	348,896
NHPC, Ltd.	106,146	91,377
NMDC, Ltd.	106,008	95,574
NTPC, Ltd.	153,697	581,249
Oberoi Realty, Ltd.	4,466	83,504
Oil & Natural Gas Corp., Ltd.	110,780	275,099
Oil India, Ltd.	17,099	75,411
One 97 Communications, Ltd. (A)	12,810	155,830
Oracle Financial Services Software, Ltd.	760	86,330
Page Industries, Ltd.	212	92,978
PB Fintech, Ltd. (A)	12,509	217,028
Persistent Systems, Ltd.	3,957	181,386
Petronet LNG, Ltd.	25,955	77,141
PI Industries, Ltd.	2,778	75,218
Pidilite Industries, Ltd.	10,508	177,012
Polycab India, Ltd.	1,852	195,479
Power Finance Corp., Ltd.	51,161	230,052
Power Grid Corp. of India, Ltd.	163,799	495,610
Prestige Estates Projects, Ltd.	6,144	100,928
Punjab National Bank	75,867	85,677
REC, Ltd.	45,358	174,250
Reliance Industries, Ltd.	47,488	650,821
Reliance Industries, Ltd., GDR (B)	42,453	2,355,742
Samvardhana Motherson International, Ltd.	174,754	274,731
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
SBI Cards & Payment Services, Ltd.	9,870	$62,179
SBI Life Insurance Company, Ltd. (B)	16,080	302,056
Shree Cement, Ltd.	305	81,710
Shriram Finance, Ltd.	50,288	556,893
Siemens Energy India, Ltd.	2,842	111,629
Siemens, Ltd. (A)	3,067	116,854
Solar Industries India, Ltd.	956	188,974
SRF, Ltd.	4,927	142,999
State Bank of India	6,732	73,351
State Bank of India, GDR (C)	5,914	641,306
Sun Pharmaceutical Industries, Ltd.	34,222	675,653
Sundaram Finance, Ltd.	2,348	113,516
Supreme Industries, Ltd.	2,145	71,619
Suzlon Energy, Ltd. (A)	335,422	209,230
Swiggy, Ltd. (A)	49,245	125,043
Tata Communications, Ltd.	3,897	81,134
Tata Consultancy Services, Ltd.	32,254	693,762
Tata Consumer Products, Ltd.	20,545	233,255
Tata Motors Passenger Vehicles, Ltd.	72,198	268,759
Tata Motors, Ltd.	72,198	324,729
Tata Steel, Ltd.	26,136	52,204
Tata Steel, Ltd., GDR	23,852	488,679
Tech Mahindra, Ltd.	18,580	276,712
The Indian Hotels Company, Ltd.	30,454	230,890
The Phoenix Mills, Ltd.	6,924	143,923
The Tata Power Company, Ltd.	57,820	236,518
Titan Company, Ltd.	12,663	592,353
Torrent Pharmaceuticals, Ltd.	4,375	214,904
Torrent Power, Ltd.	5,925	88,043
Trent, Ltd.	9,697	335,840
Tube Investments of India, Ltd.	3,625	115,960
TVS Motor Company, Ltd.	8,184	300,624
UltraTech Cement, Ltd.	3,177	379,181
UltraTech Cement, Ltd., GDR	1,026	121,971
Union Bank of India, Ltd.	51,073	93,244
United Spirits, Ltd.	10,125	145,323
UPL, Ltd.	17,111	103,489
Varun Beverages, Ltd.	47,086	254,516
Vedanta Aluminium Metal, Ltd. (A)	47,644	226,697
Vedanta, Ltd.	47,644	142,045
Vishal Mega Mart, Ltd. (A)	74,851	93,782
Vodafone Idea, Ltd. (A)	832,452	127,252
Voltas, Ltd.	7,546	102,236
WAAREE Energies, Ltd.	3,075	96,328
Wipro, Ltd.	2,274	4,104
Wipro, Ltd., ADR (C)	88,126	198,284
Yes Bank, Ltd. (A)	506,651	129,880
Zydus Lifesciences, Ltd.	8,814	103,690
		50,348,676
Indonesia - 0.2%
Astra International Tbk PT	721,800	182,492
Bank Central Asia Tbk PT	1,978,100	616,387
Bank Mandiri Persero Tbk PT	1,309,248	282,388
Bank Negara Indonesia Persero Tbk PT	553,000	98,153
Bank Rakyat Indonesia Persero Tbk PT	2,431,948	372,365
Barito Pacific Tbk PT (A)	733,695	53,305
Bumi Resources Minerals Tbk PT (A)	1,800,700	48,254
Charoen Pokphand Indonesia Tbk PT	276,000	52,465
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	88,845
Telkom Indonesia Persero Tbk PT	1,699,700	225,773
Telkom Indonesia Persero Tbk PT, ADR	358	4,808
United Tractors Tbk PT	55,279	71,139
		2,096,374
Ireland - 0.5%
AerCap Holdings NV	6,200	903,836

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
AIB Group PLC	74,725	$878,201
Bank of Ireland Group PLC	36,548	728,142
Experian PLC	32,652	1,100,493
Kerry Group PLC, Class A	544	49,901
Kerry Group PLC, Class A (London Stock Exchange)	5,260	480,076
Kingspan Group PLC	226	20,668
Kingspan Group PLC (London Stock Exchange) (A)	5,232	481,628
PDD Holdings, Inc., ADR (A)	20,700	1,578,996
Ryanair Holdings PLC	15,254	476,819
		6,698,760
Israel - 0.7%
Azrieli Group, Ltd.	1,424	193,063
Bank Hapoalim BM	47,856	1,103,820
Bank Leumi Le-Israel BM	52,174	1,167,581
Check Point Software Technologies, Ltd. (A)	3,116	409,536
CyberArk Software, Ltd. (A)	1,700	76,500
Elbit Systems, Ltd.	994	755,812
Enlight Renewable Energy, Ltd. (A)	5,085	449,045
Harel Insurance Investments & Financial Services, Ltd.	4,322	227,679
ICL Group, Ltd.	27,153	136,198
Israel Discount Bank, Ltd., Class A	44,642	442,016
Mizrahi Tefahot Bank, Ltd.	5,543	367,123
Nova, Ltd. (A)	1,046	556,297
OPC Energy, Ltd. (A)	6,228	192,899
Teva Pharmaceutical Industries, Ltd. (A)	30,507	1,028,914
Teva Pharmaceutical Industries, Ltd., ADR (A)	10,400	352,352
The Phoenix Holdings, Ltd.	8,063	445,794
Tower Semiconductor, Ltd. (A)	4,015	1,039,552
		8,944,181
Italy - 1.8%
Banca Mediolanum SpA	7,974	198,722
Banca Monte dei Paschi di Siena SpA	68,785	854,817
Banco BPM SpA	39,464	682,423
BPER Banca SpA	52,183	819,849
Buzzi SpA	2,536	129,900
Davide Campari-Milano NV	21,368	133,111
Enel SpA	278,544	3,194,997
Eni SpA	66,368	1,557,097
Ferrari NV	4,495	1,670,764
FinecoBank SpA	22,046	554,322
Generali	30,416	1,482,863
Intesa Sanpaolo SpA	508,240	3,493,268
Italgas SpA	21,744	251,851
Leonardo SpA	14,406	773,460
Moncler SpA	8,302	483,152
Poste Italiane SpA	16,613	543,798
Prysmian SpA	10,020	1,686,792
Recordati Industria Chimica e Farmaceutica SpA	4,175	244,733
Snam SpA	70,720	510,534
Telecom Italia SpA (A)	60,281	548,871
Terna - Rete Elettrica Nazionale	49,344	576,191
UniCredit SpA	49,989	4,479,936
Unipol Assicurazioni SpA	13,849	387,085
		25,258,536
Japan - 13.8%
Advantest Corp.	27,300	5,616,383
Aeon Company, Ltd.	79,500	657,476
AGC, Inc.	7,300	315,428
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aisin Corp.	19,100	$259,315
Ajinomoto Company, Inc.	33,000	1,203,152
ANA Holdings, Inc.	5,300	97,028
Asahi Group Holdings, Ltd.	54,300	516,212
Asahi Kasei Corp.	46,300	514,953
Asics Corp.	24,900	677,248
Astellas Pharma, Inc.	64,600	864,132
Bandai Namco Holdings, Inc.	20,997	486,733
Bridgestone Corp.	40,200	847,641
Canon, Inc.	30,900	791,361
Capcom Company, Ltd.	12,000	220,744
Central Japan Railway Company	27,200	580,584
Chubu Electric Power Company, Inc.	24,300	459,133
Chugai Pharmaceutical Company, Ltd.	23,800	1,099,398
Dai Nippon Printing Company, Ltd.	14,000	256,879
Daifuku Company, Ltd.	11,700	518,310
Daiichi Life Group, Inc.	128,700	1,405,242
Daiichi Sankyo Company, Ltd.	64,200	1,032,353
Daikin Industries, Ltd.	9,400	1,433,864
Daito Trust Construction Company, Ltd.	10,000	191,032
Daiwa House Industry Company, Ltd.	20,800	563,612
Daiwa Securities Group, Inc.	47,000	466,134
Denso Corp.	62,300	717,322
Disco Corp.	3,300	1,716,770
East Japan Railway Company	34,400	718,892
Ebara Corp.	16,500	646,181
Eisai Company, Ltd.	9,600	241,999
ENEOS Holdings, Inc.	98,411	728,474
FANUC Corp.	33,400	1,537,940
Fast Retailing Company, Ltd.	7,000	3,586,410
Fuji Electric Company, Ltd.	5,100	431,994
FUJIFILM Holdings Corp.	39,900	853,599
Fujikura, Ltd.	54,000	2,140,661
Fujitsu, Ltd.	62,600	1,243,862
Furukawa Electric Company, Ltd.	24,000	721,852
Hankyu Hanshin Holdings, Inc.	8,400	221,014
Hikari Tsushin, Inc.	600	131,841
Hitachi, Ltd.	163,500	4,525,041
Honda Motor Company, Ltd.	131,900	1,188,124
Hoya Corp.	12,300	1,984,006
Hulic Company, Ltd.	15,600	163,350
Ibiden Company, Ltd.	8,500	1,283,340
Idemitsu Kosan Company, Ltd.	30,730	227,012
IHI Corp.	36,400	614,549
Inpex Corp.	30,900	623,507
Isuzu Motors, Ltd.	19,800	263,661
ITOCHU Corp.	202,600	2,312,199
Japan Exchange Group, Inc.	35,900	454,348
Japan Post Bank Company, Ltd.	64,300	1,223,780
Japan Post Holdings Company, Ltd.	63,600	854,858
Japan Post Insurance Company, Ltd.	19,200	181,486
Japan Tobacco, Inc.	42,500	1,568,227
JFE Holdings, Inc.	19,800	191,159
JX Advanced Metals Corp.	19,900	549,226
Kajima Corp.	15,100	550,440
Kao Corp.	33,200	657,980
Kawasaki Heavy Industries, Ltd.	27,000	488,621
Kawasaki Kisen Kaisha, Ltd.	14,100	216,118
KDDI Corp.	104,600	1,757,040
Keyence Corp.	6,896	3,485,838
Kikkoman Corp.	23,100	236,968
Kioxia Holdings Corp. (A)	11,500	6,684,142
Kirin Holdings Company, Ltd.	27,200	469,096
Komatsu, Ltd.	31,400	1,226,090
Konami Group Corp.	3,600	394,369

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kubota Corp.	35,000	$585,637
Kyocera Corp.	45,000	998,011
Kyowa Kirin Company, Ltd.	9,473	150,770
Lasertec Corp.	2,800	889,387
LY Corp.	99,300	264,293
Makita Corp.	8,700	312,863
Marubeni Corp.	50,200	1,463,509
MINEBEA MITSUMI, Inc.	12,500	370,786
Mitsubishi Chemical Group Corp.	46,900	329,094
Mitsubishi Corp.	110,400	2,953,440
Mitsubishi Electric Corp.	69,500	2,548,877
Mitsubishi Estate Company, Ltd.	37,900	966,495
Mitsubishi HC Capital, Inc.	32,100	260,750
Mitsubishi Heavy Industries, Ltd.	114,300	2,597,203
Mitsubishi UFJ Financial Group, Inc.	390,200	7,773,926
Mitsui & Company, Ltd.	88,100	2,460,014
Mitsui Fudosan Company, Ltd.	94,100	872,158
Mitsui Kinzoku Company, Ltd.	2,000	535,180
Mitsui OSK Lines, Ltd.	12,000	384,413
Mizuho Financial Group, Inc.	86,410	4,150,168
MS&AD Insurance Group Holdings, Inc.	45,900	1,189,726
Murata Manufacturing Company, Ltd.	59,500	4,271,193
NEC Corp.	46,200	1,115,374
Nexon Company, Ltd.	13,200	175,429
Nidec Corp. (A)	29,200	479,952
Nintendo Company, Ltd.	39,400	1,656,376
Nippon Building Fund, Inc.	280	217,190
Nippon Paint Holdings Company, Ltd.	33,800	220,463
Nippon Sanso Holdings Corp.	6,500	241,111
Nippon Steel Corp.	173,000	573,172
Nippon Yusen KK	15,400	498,103
Nissan Motor Company, Ltd. (A)	75,800	140,339
Nitori Holdings Company, Ltd.	14,000	207,457
Nitto Denko Corp.	25,000	491,844
Nomura Holdings, Inc.	105,900	929,795
Nomura Research Institute, Ltd.	13,346	374,408
NTT, Inc.	1,065,500	947,792
Obayashi Corp.	22,500	454,692
Obic Company, Ltd.	11,700	274,772
Olympus Corp.	40,500	424,083
Oriental Land Company, Ltd.	38,300	583,230
ORIX Corp.	41,100	1,565,561
Osaka Gas Company, Ltd.	13,200	444,753
Otsuka Corp.	7,600	130,115
Otsuka Holdings Company, Ltd.	15,600	1,038,323
Pan Pacific International Holdings Corp.	67,000	339,592
Panasonic Holdings Corp.	82,100	2,309,751
Rakuten Group, Inc. (A)	52,800	246,453
Recruit Holdings Company, Ltd.	48,400	3,367,620
Renesas Electronics Corp.	63,400	1,957,084
Resona Holdings, Inc.	73,400	956,991
Resonac Holdings Corp.	6,400	711,925
Ryohin Keikaku Company, Ltd.	18,000	393,444
Sanrio Company, Ltd.	32,000	216,635
SBI Holdings, Inc.	20,026	328,402
SCREEN Holdings Company, Ltd.	5,600	628,190
Secom Company, Ltd.	14,800	587,948
Seibu Holdings, Inc.	7,100	139,088
Sekisui House, Ltd.	21,400	444,898
Seven & i Holdings Company, Ltd.	74,300	891,033
Shimano, Inc.	2,700	287,983
Shimizu Corp.	17,900	283,465
Shin-Etsu Chemical Company, Ltd.	60,200	2,624,086
Shionogi & Company, Ltd.	26,400	451,084
Shiseido Company, Ltd.	14,000	225,974
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	2,100	$938,881
SoftBank Corp.	1,020,800	1,303,489
SoftBank Group Corp.	136,400	5,059,523
Sompo Holdings, Inc.	31,600	1,200,493
Sony Group Corp.	213,400	4,294,475
Subaru Corp.	20,800	304,310
Sumitomo Corp.	155,600	1,495,576
Sumitomo Electric Industries, Ltd.	103,200	1,915,095
Sumitomo Metal Mining Company, Ltd.	9,200	426,702
Sumitomo Mitsui Financial Group, Inc.	130,800	5,127,234
Sumitomo Mitsui Trust Group, Inc.	23,100	862,553
Sumitomo Realty & Development Company, Ltd.	22,000	510,779
Suntory Beverage & Food, Ltd.	5,000	139,331
Suzuki Motor Corp.	55,100	666,475
T&D Holdings, Inc.	16,900	504,090
Taisei Corp.	5,200	460,316
Takeda Pharmaceutical Company, Ltd.	56,776	1,809,714
TDK Corp.	69,300	1,554,698
Terumo Corp.	47,000	641,904
The Chiba Bank, Ltd.	21,600	330,891
The Kansai Electric Power Company, Inc.	32,900	464,938
Toho Company, Ltd.	20,335	162,803
Tokio Marine Holdings, Inc.	65,500	2,879,957
Tokyo Electron, Ltd.	16,400	7,951,602
Tokyo Gas Company, Ltd.	10,900	412,737
TOPPAN Holdings, Inc.	8,300	263,175
Toray Industries, Inc.	50,800	355,835
Toyota Motor Corp.	346,200	5,799,714
Toyota Tsusho Corp.	24,600	915,665
Unicharm Corp.	40,500	234,695
West Japan Railway Company	16,200	271,330
Yamaha Motor Company, Ltd.	31,500	239,186
Yokogawa Electric Corp.	7,886	277,139
Yokohama Financial Group, Inc.	39,100	421,086
Zensho Holdings Company, Ltd.	3,400	169,271
		188,357,268
Luxembourg - 0.2%
ArcelorMittal SA	16,521	996,097
CVC Capital Partners PLC (B)	7,461	108,540
Eurofins Scientific SE	4,023	314,817
Millicom International Cellular SA	3,400	308,584
Reinet Investments SCA	5,229	144,809
Tenaris SA	13,387	370,582
Zabka Group SA (A)	14,315	103,670
		2,347,099
Macau - 0.0%
Sands China, Ltd.	82,400	137,486
Malaysia - 0.3%
AMMB Holdings BHD	80,487	125,893
CELCOMDIGI BHD	124,000	81,278
CIMB Group Holdings BHD	288,828	525,825
Gamuda BHD	168,617	181,159
Hong Leong Bank BHD	23,269	122,283
IHH Healthcare BHD	75,900	156,606
IOI Corp. BHD	81,966	85,004
Kuala Lumpur Kepong BHD	18,132	94,180
Malayan Banking BHD	215,514	570,546
Maxis BHD	82,800	68,703
MISC BHD	45,780	87,644
Petronas Chemicals Group BHD	99,800	98,743
Petronas Gas BHD	27,300	117,151
Press Metal Aluminium Holdings BHD	130,600	246,507
Public Bank BHD	510,590	601,917

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
RHB Bank BHD	62,165	$126,376
SD Guthrie BHD	70,286	103,041
Sunway BHD	97,100	122,867
Telekom Malaysia BHD	43,415	79,357
Tenaga Nasional BHD	101,250	355,500
YTL Power International BHD	108,500	111,557
		4,062,137
Mexico - 0.6%
America Movil SAB de CV, Series B	549,532	714,274
Arca Continental SAB de CV	17,800	212,857
Cemex SAB de CV, Series CPO	540,349	648,882
Coca-Cola Femsa SAB de CV	18,112	192,508
Fibra Uno Administracion SA de CV	101,500	174,415
Fomento Economico Mexicano SAB de CV	61,420	784,982
Fresnillo PLC	7,889	287,297
Gruma SAB de CV, Class B	6,020	97,095
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	138,514
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	358,827
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	201,112
Grupo Bimbo SAB de CV, Series A	44,984	146,881
Grupo Carso SAB de CV, Series A1	19,322	144,201
Grupo Financiero Banorte SAB de CV, Series O	91,362	967,562
Grupo Financiero Inbursa SAB de CV, Series O	63,138	150,484
Grupo Mexico SAB de CV, Series B	109,666	1,239,296
Industrias Penoles SAB de CV	6,883	300,427
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	115,673
Prologis Property Mexico SA de CV	40,568	175,147
Promotora y Operadora de Infraestructura SAB de CV	5,800	92,127
Sigma Foods SAB de CV	113,043	103,751
Wal-Mart de Mexico SAB de CV	186,588	546,934
		7,793,246
Netherlands - 4.2%
ABN AMRO Bank NV	20,808	884,999
Adyen NV (A)(B)	980	919,352
Aegon, Ltd.	46,032	391,749
Airbus SE	21,707	4,829,610
Akzo Nobel NV	6,168	419,459
Argenx SE (A)	2,208	2,046,508
ASM International NV	1,671	1,921,612
ASML Holding NV	14,179	28,076,810
ASR Nederland NV	5,748	434,092
BE Semiconductor Industries NV	2,606	860,634
Euronext NV (B)	2,829	452,500
EXOR NV	3,503	268,371
Ferrovial NV	18,368	1,258,948
Heineken Holding NV	4,565	347,624
Heineken NV	10,270	862,293
ING Groep NV	107,820	3,402,065
JBS NV, BDR	13,686	161,322
Koninklijke Ahold Delhaize NV	31,479	1,267,511
Koninklijke KPN NV	139,041	686,690
Koninklijke Philips NV	27,488	747,524
Nebius Group NV (A)	7,600	2,098,892
NEPI Rockcastle NV (A)	22,555	201,877
NN Group NV	9,653	846,265
Prosus NV (A)	46,689	2,028,798
QIAGEN NV	7,320	283,167
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV (A)	37,873	$216,342
Stellantis NV (Euronext Paris Exchange) (A)	34,423	196,677
The Magnum Ice Cream Company NV (A)	17,322	300,932
Universal Music Group NV	39,232	821,889
Wolters Kluwer NV	8,505	549,928
		57,784,440
New Zealand - 0.1%
Auckland International Airport, Ltd.	60,318	286,328
Contact Energy, Ltd.	29,156	154,401
Fisher & Paykel Healthcare Corp., Ltd.	20,719	460,261
Infratil, Ltd.	32,864	288,290
Meridian Energy, Ltd.	48,360	159,973
Xero, Ltd. (A)	5,874	295,299
		1,644,552
Norway - 0.3%
Aker BP ASA	10,753	328,070
DNB Bank ASA	31,611	941,131
Equinor ASA	27,369	863,037
Gjensidige Forsikring ASA	6,934	187,694
Kongsberg Gruppen ASA	15,685	472,606
Mowi ASA	16,933	312,806
Norsk Hydro ASA	48,185	436,015
Orkla ASA	24,150	253,905
Salmar ASA	2,325	108,814
Telenor ASA	21,695	310,902
Var Energi ASA	34,198	141,695
Yara International ASA	5,667	249,222
		4,605,897
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	168,828
Credicorp, Ltd.	2,434	948,238
		1,117,066
Philippines - 0.1%
Ayala Corp.	8,920	60,935
Ayala Land, Inc.	253,800	61,320
Bank of the Philippine Islands	77,991	122,337
BDO Unibank, Inc.	85,293	165,587
International Container Terminal Services, Inc.	35,820	521,224
Manila Electric Company	9,930	92,204
Metropolitan Bank & Trust Company	65,642	69,705
PLDT, Inc.	2,420	44,531
SM Investments Corp.	8,302	80,031
SM Prime Holdings, Inc.	348,244	102,824
		1,320,698
Poland - 0.3%
Allegro.eu SA (A)(B)	28,284	284,674
Asseco Poland SA	1,925	85,707
Bank Millennium SA (A)	21,629	112,453
Bank Polska Kasa Opieki SA	6,330	385,661
Budimex SA	455	89,339
CD Projekt SA (A)	2,349	140,249
Dino Polska SA (A)(B)	17,190	129,872
Erste Bank Polska SA	1,488	255,243
InPost SA (A)	8,484	149,514
KGHM Polska Miedz SA	4,931	435,780
LPP SA	42	204,342
mBank SA (A)	508	184,341
ORLEN SA	21,026	706,968
PGE Polska Grupa Energetyczna SA (A)	36,175	90,953
Powszechna Kasa Oszczednosci Bank Polski SA	31,391	861,905

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	21,961	$383,759
		4,500,760
Portugal - 0.1%
Banco Comercial Portugues SA, R Shares	296,627	350,965
EDP SA	110,532	577,408
Galp Energia SGPS SA	16,011	339,335
Jeronimo Martins SGPS SA	9,675	185,296
		1,453,004
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	0
LUKOIL PJSC, ADR (A)(E)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	0
Novatek PJSC, GDR (A)(E)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	0
Sberbank of Russia PJSC, ADR (A)(E)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	0
Severstal PAO, GDR (A)(E)	4,250	0
Surgutneftegas PJSC, ADR (A)(E)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	0
Tatneft PJSC, ADR (A)(E)	7,986	0
VTB Bank PJSC, GDR (A)(E)	50,760	0
		0
Saudi Arabia - 0.8%
ACWA Power Company (A)	8,400	433,929
Ades Holding Company	11,669	57,815
Al Rajhi Bank	104,835	1,839,018
Alinma Bank	52,047	338,654
Almarai Company JSC	17,058	206,489
Arab National Bank	31,564	174,260
Arabian Internet & Communications Services Company	812	44,167
Bank AlBilad	26,130	169,678
Bank Al-Jazira	22,318	68,983
Banque Saudi Fransi	42,947	221,822
Bupa Arabia for Cooperative Insurance Company	2,820	131,344
Dar Al Arkan Real Estate Development Company (A)	18,814	90,217
Dr Sulaiman Al Habib Medical Services Group Company	2,961	167,112
Elm Company	856	156,589
Etihad Etisalat Company	13,413	215,824
Jabal Omar Development Company (A)	20,618	83,007
Jarir Marketing Company	20,900	93,226
Makkah Construction & Development Company	3,494	77,149
Mouwasat Medical Services Company	3,348	56,816
Riyad Bank	70,880	375,726
SABIC Agri-Nutrients Company	7,973	262,654
SAL Saudi Logistics Services	1,284	61,553
Saudi Arabian Mining Company (A)	48,564	768,008
Saudi Arabian Oil Company (B)	215,731	1,499,043
Saudi Awwal Bank	35,311	304,171
Saudi Basic Industries Corp.	31,563	432,969
Saudi Energy Company	29,505	139,782
Saudi Tadawul Group Holding Company	1,623	57,148
Saudi Telecom Company	71,316	820,750
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Company for Cooperative Insurance	2,532	$99,189
The Saudi Investment Bank	20,926	74,756
The Saudi National Bank	104,835	1,079,203
Yanbu National Petrochemical Company	9,666	75,643
		10,676,694
Singapore - 1.0%
BOC Aviation, Ltd. (B)	7,400	76,942
CapitaLand Ascendas REIT	143,819	276,979
CapitaLand Integrated Commercial Trust	212,140	389,275
CapitaLand Investment, Ltd.	78,802	151,877
DBS Group Holdings, Ltd.	75,989	3,847,687
Grab Holdings, Ltd., Class A (A)	82,400	310,648
Keppel, Ltd.	51,969	440,800
Oversea-Chinese Banking Corp., Ltd.	120,702	2,316,355
Sea, Ltd., ADR (A)	14,100	1,351,203
Sembcorp Industries, Ltd.	30,200	148,536
Singapore Airlines, Ltd.	56,350	335,105
Singapore Exchange, Ltd.	30,900	576,515
Singapore Technologies Engineering, Ltd.	56,800	457,487
Singapore Telecommunications, Ltd.	265,040	904,851
Trip.com Group, Ltd. (A)	22,150	880,689
United Overseas Bank, Ltd.	45,008	1,386,013
Wilmar International, Ltd.	72,000	200,944
		14,051,906
South Africa - 0.8%
Absa Group, Ltd.	29,798	415,161
Bid Corp., Ltd.	11,763	320,912
Capitec Bank Holdings, Ltd.	3,067	890,395
Clicks Group, Ltd.	8,355	116,094
Discovery, Ltd.	20,699	334,237
FirstRand, Ltd.	180,021	1,070,025
Gold Fields, Ltd.	32,013	1,074,529
Harmony Gold Mining Company, Ltd.	20,728	317,157
Impala Platinum Holdings, Ltd.	31,717	333,211
MTN Group, Ltd.	62,156	865,661
Naspers, Ltd., N Shares	27,870	1,399,458
Nedbank Group, Ltd.	16,333	269,389
Northam Platinum Holdings, Ltd.	12,848	185,601
OUTsurance Group, Ltd.	28,715	137,754
Pepkor Holdings, Ltd. (B)	125,200	169,269
Remgro, Ltd.	17,781	214,134
Sanlam, Ltd.	65,358	352,145
Sasol, Ltd. (A)	19,396	191,597
Shoprite Holdings, Ltd.	17,628	317,702
Sibanye Stillwater, Ltd.	101,005	214,607
Standard Bank Group, Ltd.	46,185	911,700
The Bidvest Group, Ltd.	11,986	175,367
Valterra Platinum, Ltd.	4,745	318,897
Valterra Platinum, Ltd. (London Stock Exchange)	4,636	312,355
Vodacom Group, Ltd.	21,952	203,840
		11,111,197
South Korea - 7.7%
Alteogen, Inc. (A)	1,400	327,710
Amorepacific Corp.	975	67,034
APR Corp.	784	196,712
Celltrion, Inc. (A)	5,625	633,552
DB Insurance Company, Ltd.	1,585	138,104
Doosan Company, Ltd.	265	259,637
Doosan Enerbility Company, Ltd. (A)	15,989	910,949
Ecopro BM Company, Ltd.	1,656	154,325
Ecopro Company, Ltd. (A)	3,633	253,589
Hana Financial Group, Inc.	10,253	765,837

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire & Technology Company, Ltd.	2,561	$103,309
Hanmi Semiconductor Company, Ltd.	1,497	253,746
Hanwha Aerospace Company, Ltd.	1,221	790,208
Hanwha Ocean Company, Ltd. (A)	4,920	323,022
Hanwha Systems Company, Ltd.	2,695	128,091
HD Hyundai Company, Ltd.	1,555	202,511
HD Hyundai Electric Company, Ltd.	867	556,164
HD Hyundai Heavy Industries Company, Ltd.	1,299	500,860
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	333,883
HLB, Inc. (A)	4,042	136,030
HMM Company, Ltd.	9,425	113,945
HYBE Company, Ltd. (A)	858	107,431
Hyosung Heavy Industries Corp.	200	454,519
Hyundai Engineering & Construction Company, Ltd.	2,781	208,334
Hyundai Glovis Company, Ltd.	1,298	155,593
Hyundai Mobis Company, Ltd.	2,188	720,579
Hyundai Motor Company	4,858	1,583,534
Hyundai Rotem Company, Ltd.	2,681	302,137
Industrial Bank of Korea	9,540	123,288
Kakao Corp.	10,776	242,993
KakaoBank Corp.	5,704	77,597
KB Financial Group, Inc.	12,930	1,337,831
Kia Corp.	8,406	759,210
Korea Aerospace Industries, Ltd.	2,519	239,307
Korea Electric Power Corp.	7,018	169,100
Korea Electric Power Corp., ADR	4,277	51,752
Korea Investment Holdings Company, Ltd.	1,446	209,461
Korean Air Lines Company, Ltd.	6,728	120,584
Krafton, Inc. (A)	992	152,114
KT&G Corp.	3,672	404,123
LG Chem, Ltd.	1,733	317,676
LG Corp.	3,251	206,033
LG Display Company, Ltd. (A)	9,494	71,534
LG Display Company, Ltd., ADR (A)	2,454	9,546
LG Electronics, Inc.	3,973	529,667
LG Energy Solution, Ltd. (A)	1,620	383,268
LG Uplus Corp.	9,062	81,817
LIG Defense & Aerospace Company, Ltd.	471	219,608
LS Electric Company, Ltd.	2,630	412,550
Meritz Financial Group, Inc. (A)	2,640	181,334
Mirae Asset Securities Company, Ltd.	7,135	200,300
NAVER Corp.	5,085	659,797
NH Investment & Securities Company, Ltd.	5,165	99,303
POSCO Future M Company, Ltd.	1,184	136,011
POSCO Holdings, Inc.	2,599	536,948
POSCO International Corp.	1,782	56,668
Samsung Biologics Company, Ltd. (A)(B)	412	372,468
Samsung C&T Corp.	3,239	1,002,874
Samsung Electro-Mechanics Company, Ltd.	1,973	2,857,375
Samsung Electronics Company, Ltd.	170,853	37,911,788
Samsung Episholdings Company, Ltd. (A)	266	74,426
Samsung Fire & Marine Insurance Company, Ltd.	1,085	437,831
Samsung Heavy Industries Company, Ltd. (A)	25,103	381,793
Samsung Life Insurance Company, Ltd.	2,756	725,717
Samsung SDI Company, Ltd. (A)	2,173	692,601
Samsung SDS Company, Ltd.	1,499	188,297
Samyang Foods Company, Ltd.	148	107,736
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group Company, Ltd.	15,241	$955,605
Shinhan Financial Group Company, Ltd., ADR	350	22,138
SK Hynix, Inc.	20,177	35,603,975
SK Innovation Company, Ltd. (A)	2,538	156,531
SK Square Company, Ltd. (A)	3,395	3,839,271
SK Telecom Company, Ltd.	3,722	212,135
SK, Inc.	1,269	695,873
S-Oil Corp.	1,876	128,769
Woori Financial Group, Inc.	22,973	433,877
Yuhan Corp.	1,941	88,396
		105,560,241
Spain - 2.2%
Acciona SA	843	267,084
ACS Actividades de Construccion y Servicios SA	6,332	931,160
Aena SME SA (B)	26,740	814,835
Amadeus IT Group SA (C)	16,064	939,760
Banco Bilbao Vizcaya Argentaria SA	205,508	5,174,016
Banco de Sabadell SA	191,623	679,002
Banco Santander SA	503,056	6,982,315
Banco Santander SA (Mexican Stock Exchange)	22,856	297,210
Bankinter SA	24,039	402,552
CaixaBank SA	128,304	1,817,826
Cellnex Telecom SA (A)(B)	18,445	551,424
EDP Renewables SA	11,162	180,315
Endesa SA	11,538	524,241
Iberdrola SA	222,179	5,529,922
Indra Sistemas SA	2,836	155,553
Industria de Diseno Textil SA	38,897	2,451,760
Mapfre SA	30,242	149,731
Naturgy Energy Group SA	8,572	268,682
Redeia Corp. SA	14,812	251,661
Repsol SA	40,430	1,010,124
Telefonica SA	127,823	513,697
		29,892,870
Sweden - 2.0%
AddTech AB, B Shares	9,107	321,838
Alfa Laval AB	10,147	605,326
Assa Abloy AB, B Shares	35,740	1,262,724
Atlas Copco AB, A Shares	95,780	1,941,364
Atlas Copco AB, B Shares	55,658	986,707
Beijer Ref AB	14,592	213,875
Boliden AB	10,135	572,663
Epiroc AB, A Shares	23,702	650,305
Epiroc AB, B Shares	13,906	322,752
EQT AB	17,151	485,194
Essity AB, B Shares	21,462	607,670
Evolution AB (A)(B)	4,530	310,961
Fastighets AB Balder, B Shares (A)	24,258	129,389
Hennes & Mauritz AB, B Shares	16,856	289,954
Hexagon AB, B Shares	74,033	612,501
Industrivarden AB, A Shares	4,345	243,772
Industrivarden AB, C Shares	5,545	304,523
Indutrade AB	9,332	193,108
Investment AB Latour, B Shares	5,009	99,539
Investor AB, B Shares	65,009	2,701,197
L.E. Lundbergforetagen AB, B Shares	2,535	146,136
Lifco AB, B Shares	8,478	277,856
Nibe Industrier AB, B Shares	51,776	192,466
Saab AB, B Shares	11,464	597,668
Sagax AB, B Shares	7,738	123,068
Sandvik AB	38,020	1,570,042
Securitas AB, B Shares	17,323	284,490

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	54,018	$1,075,553
Skanska AB, B Shares	12,135	324,634
SKF AB, B Shares	12,164	312,454
Spotify Technology SA (A)	5,340	2,451,754
Svenska Cellulosa AB SCA, B Shares	20,883	213,572
Svenska Handelsbanken AB, A Shares	52,019	765,475
Swedbank AB, A Shares	30,274	1,130,911
Swedish Orphan Biovitrum AB (A)	6,982	332,813
Tele2 AB, B Shares	18,899	328,880
Telefonaktiebolaget LM Ericsson, B Shares	98,813	1,108,157
Telia Company AB	85,858	418,200
Trelleborg AB, B Shares	7,583	315,937
Volvo AB, B Shares	56,642	1,926,719
		26,752,147
Switzerland - 5.9%
ABB, Ltd.	57,254	6,228,046
Alcon, Inc.	17,818	1,201,466
Allwyn AG	7,073	112,680
Avolta AG (A)	3,335	222,801
Banque Cantonale Vaudoise	1,029	150,648
Barry Callebaut AG	136	188,061
Belimo Holding AG	351	394,656
BKW AG	721	121,233
Chocoladefabriken Lindt & Spruengli AG	4	475,174
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	394,970
Cie Financiere Richemont SA, A Shares	19,638	4,533,008
Coca-Cola HBC AG (A)	7,861	512,427
DSM-Firmenich AG	5,973	566,939
EMS-Chemie Holding AG	241	206,585
Galderma Group AG (A)	6,735	1,531,859
Geberit AG	1,194	796,776
Givaudan SA	329	1,391,590
Glencore PLC (A)	353,484	2,410,209
Helvetia Baloise Holding AG	2,927	754,867
Holcim, Ltd. (A)	18,204	1,641,321
Julius Baer Group, Ltd.	7,301	630,805
Kuehne + Nagel International AG	1,701	412,733
Logitech International SA	5,338	500,750
Lonza Group AG	2,506	1,690,558
Nestle SA	94,121	9,653,533
Novartis AG	66,899	10,455,799
Partners Group Holding AG	809	662,639
Roche Holding AG	25,665	10,550,529
Roche Holding AG, Bearer Shares	1,158	485,155
Sandoz Group AG	14,915	1,347,629
Schindler Holding AG	806	256,217
Schindler Holding AG, Participation Certificates	1,428	473,377
SGS SA	6,139	711,897
Sika AG	5,436	1,120,990
Sonova Holding AG	1,821	432,201
STMicroelectronics NV	23,723	1,754,808
Straumann Holding AG	3,915	514,618
Swiss Life Holding AG	1,024	1,125,652
Swiss Prime Site AG	2,861	466,847
Swiss Re AG	10,755	1,709,506
Swisscom AG	908	700,364
The Swatch Group AG, Bearer Shares	986	240,967
UBS Group AG	115,965	5,747,354
VAT Group AG (B)	947	830,444
Zurich Insurance Group AG	5,403	3,996,235
		80,306,923
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 9.3%
Accton Technology Corp.	18,000	$1,435,719
Advantech Company, Ltd.	16,623	259,335
Airtac International Group	5,185	219,784
Alchip Technologies, Ltd.	3,000	401,791
ASE Technology Holding Company, Ltd.	118,338	2,640,896
Asia Vital Components Company, Ltd.	12,000	970,682
ASPEED Technology, Inc.	1,000	527,658
Asustek Computer, Inc.	24,952	553,750
Bizlink Holding, Inc.	6,000	367,681
Caliway Biopharmaceuticals Company, Ltd. (A)	35,000	110,899
Cathay Financial Holding Company, Ltd.	334,373	1,036,955
Chailease Holding Company, Ltd.	56,065	207,351
Chang Hwa Commercial Bank, Ltd.	245,543	185,681
China Steel Corp.	408,388	242,095
Chroma ATE, Inc.	14,000	972,909
Chunghwa Telecom Company, Ltd.	135,148	599,877
CTBC Financial Holding Company, Ltd.	595,465	1,334,740
Delta Electronics, Inc.	70,866	4,450,651
E Ink Holdings, Inc.	31,000	211,699
E.Sun Financial Holding Company, Ltd.	518,135	562,266
Elite Material Company, Ltd.	11,000	1,901,685
eMemory Technology, Inc.	2,000	188,382
Eva Airways Corp.	93,000	131,884
Evergreen Marine Corp. Taiwan, Ltd.	39,826	231,221
Far EasTone Telecommunications Company, Ltd.	61,159	201,699
First Financial Holding Company, Ltd.	398,590	411,091
Formosa Chemicals & Fibre Corp.	121,212	208,653
Formosa Plastics Corp.	154,086	264,301
Fortune Electric Company, Ltd.	5,840	144,177
Fubon Financial Holding Company, Ltd.	295,857	1,208,622
Gigabyte Technology Company, Ltd.	20,000	218,520
Global Unichip Corp.	3,000	465,214
Globalwafers Company, Ltd.	9,000	290,482
Gold Circuit Electronics, Ltd.	12,000	460,843
Hon Hai Precision Industry Company, Ltd.	448,368	3,577,838
Hon Precision, Inc.	3,000	616,360
Hotai Motor Company, Ltd.	11,200	164,629
Hua Nan Financial Holdings Company, Ltd.	313,400	375,879
Innolux Corp.	261,495	578,739
International Games System Company, Ltd.	9,000	224,164
Inventec Corp.	89,899	190,590
Jentech Precision Industrial Company, Ltd.	3,000	329,491
KGI Financial Holding Company, Ltd.	558,664	507,588
King Slide Works Company, Ltd.	1,600	374,928
King Yuan Electronics Company, Ltd.	39,000	422,069
Largan Precision Company, Ltd.	3,143	425,767
Lite-On Technology Corp.	67,626	478,607
Lotes Company, Ltd.	3,000	202,337
MediaTek, Inc.	52,340	7,132,093
Mega Financial Holding Company, Ltd.	422,973	614,759
MPI Corp.	3,000	586,716
Nan Ya Plastics Corp.	190,992	1,016,656
Novatek Microelectronics Corp.	20,361	344,340
Pegatron Corp.	69,989	185,153
PharmaEssentia Corp.	10,987	464,030
President Chain Store Corp.	19,496	136,731
Quanta Computer, Inc. (A)	96,771	1,128,204
Realtek Semiconductor Corp.	16,999	433,891
SinoPac Financial Holdings Company, Ltd.	439,657	554,491
Taiwan Business Bank	249,314	139,439

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	377,658	$295,511
Taiwan Mobile Company, Ltd.	63,257	231,343
Taiwan Semiconductor Manufacturing Company, Ltd.	900,227	71,019,126
TCC Group Holdings Company, Ltd.	232,594	176,421
The Shanghai Commercial & Savings Bank, Ltd.	133,142	179,117
TS Financial Holding Company, Ltd.	775,662	814,364
Unimicron Technology Corp.	48,060	1,655,568
Uni-President Enterprises Corp.	172,487	404,455
United Microelectronics Corp.	397,313	2,131,108
Vanguard International Semiconductor Corp.	39,837	275,064
Wan Hai Lines, Ltd.	22,770	56,726
Wistron Corp.	108,000	544,796
Wiwynn Corp.	4,000	590,878
Yageo Corp.	57,420	2,094,628
Yang Ming Marine Transport Corp.	60,000	98,098
Yuanta Financial Holding Company, Ltd. (A)	369,390	768,274
Zhen Ding Technology Holding, Ltd.	27,000	543,854
		126,704,013
Thailand - 0.3%
Advanced Info Service PCL	33,000	365,581
Advanced Info Service PCL, NVDR	2,700	29,911
Airports of Thailand PCL	144,700	281,806
Airports of Thailand PCL, NVDR	6,300	12,269
Bangkok Dusit Medical Services PCL, NVDR	387,300	225,597
Bumrungrad Hospital PCL, NVDR	20,500	116,601
Central Pattana PCL, NVDR	71,100	144,072
Charoen Pokphand Foods PCL	136,200	80,485
CP ALL PCL	184,600	261,076
CP ALL PCL, NVDR	20,200	28,568
Delta Electronics Thailand PCL, NVDR	113,300	1,129,686
Gulf Development PCL, NVDR	159,767	296,834
Kasikornbank PCL, NVDR	20,000	131,523
Krung Thai Bank PCL, Foreign Shares	113,775	130,598
Minor International PCL, NVDR	131,483	98,296
PTT Exploration & Production PCL	47,147	189,481
PTT PCL	329,000	351,959
PTT PCL, NVDR	23,100	24,712
SCB X PCL	23,348	104,299
SCB X PCL, NVDR	6,200	27,696
The Siam Cement PCL	12,000	88,525
The Siam Cement PCL, NVDR	14,300	105,492
TMBThanachart Bank PCL, NVDR	829,800	61,610
True Corp. PCL	269,362	104,861
True Corp. PCL, NVDR	90,400	35,192
		4,426,730
Turkey - 0.1%
Akbank TAS	109,420	181,125
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	345,799
BIM Birlesik Magazalar AS	32,856	257,704
Eregli Demir ve Celik Fabrikalari TAS	139,344	121,276
Haci Omer Sabanci Holding AS	41,192	86,315
KOC Holding AS	26,797	111,565
Turk Hava Yollari AO	18,859	132,227
Turkcell Iletisim Hizmetleri AS	42,620	98,384
Turkiye Is Bankasi AS, Class C	336,501	107,062
Turkiye Petrol Rafinerileri AS	34,986	170,032
Yapi ve Kredi Bankasi AS (A)	118,497	102,297
		1,713,786
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	$0
United Kingdom - 7.8%
3i Group PLC	35,443	1,165,506
Admiral Group PLC	9,412	444,518
Airtel Africa PLC (B)	32,541	141,465
Anglo American PLC	39,906	1,957,492
Associated British Foods PLC	11,883	312,388
AstraZeneca PLC	55,338	10,331,864
Aviva PLC	109,085	940,510
BAE Systems PLC	107,416	2,632,411
Barclays PLC	492,216	3,298,348
BP PLC	573,557	3,535,266
British American Tobacco PLC	73,357	4,539,561
BT Group PLC	213,392	538,342
Bunzl PLC	11,855	413,726
Centrica PLC	176,008	398,643
Coca-Cola Europacific Partners PLC	1,500	150,105
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	5,887	588,759
Compass Group PLC	60,527	1,955,587
Diageo PLC	79,349	1,598,100
Endeavour Mining PLC	6,892	337,578
GSK PLC	145,415	3,817,572
Haleon PLC	321,801	1,482,910
Halma PLC	13,659	713,936
HSBC Holdings PLC	627,720	11,869,770
Imperial Brands PLC	26,818	991,165
Informa PLC	47,912	574,829
InterContinental Hotels Group PLC	5,035	865,429
International Consolidated Airlines Group SA	44,318	281,336
Intertek Group PLC	5,855	450,707
J Sainsbury PLC	64,488	273,662
Kingfisher PLC	65,606	246,329
Land Securities Group PLC	25,882	222,978
Legal & General Group PLC	209,707	795,078
Lloyds Banking Group PLC	2,101,105	3,075,034
London Stock Exchange Group PLC	16,440	1,777,424
M&G PLC	84,096	375,183
Marks & Spencer Group PLC	71,983	355,333
Melrose Industries PLC	45,639	287,784
Mondi PLC	1	9
National Grid PLC	181,681	2,996,604
NatWest Group PLC	288,047	2,541,719
Next PLC	4,249	819,816
Pearson PLC	21,043	334,402
Reckitt Benckiser Group PLC	23,289	1,516,899
RELX PLC	43,644	1,379,364
RELX PLC (Euronext Amsterdam Exchange)	21,327	674,156
Rentokil Initial PLC	88,467	503,110
Rio Tinto PLC	38,967	3,686,474
Rolls-Royce Holdings PLC	306,814	5,881,529
Schroders PLC	29,188	227,508
Segro PLC	46,436	538,687
Severn Trent PLC	9,413	368,512
Shell PLC	204,768	7,956,277
Smith & Nephew PLC	30,660	443,105
Smiths Group PLC	12,075	410,185
Spirax Group PLC	2,735	248,130
SSE PLC	43,875	1,415,522
Standard Chartered PLC	68,353	1,848,444
Standard Life PLC	25,040	276,806
Tesco PLC	228,136	1,390,743
The Sage Group PLC	35,769	388,061

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	79,817	$4,794,426
United Utilities Group PLC	24,018	416,762
Verisure PLC (A)	9,223	102,822
Vodafone Group PLC	668,699	885,067
Wise Group PLC, Class A (A)	23,957	287,185
		106,068,952
United States - 0.5%
AngloGold Ashanti PLC	17,954	1,447,241
Aura Minerals, Inc.	1,200	75,540
BeOne Medicines, Ltd., H Shares (A)	30,500	664,773
Brookfield Asset Management, Ltd., Class A	11,968	536,862
Brookfield Renewable Corp.	5,150	191,439
Legend Biotech Corp., ADR (A)	2,500	72,200
Octave Intelligence PLC, SDR (A)	7,403	119,409
RB Global, Inc.	6,600	768,360
Restaurant Brands International, Inc.	11,746	851,973
Southern Copper Corp.	3,203	558,155
Sunbelt Rentals Holdings, Inc.	15,404	1,123,699
		6,409,651
TOTAL COMMON STOCKS (Cost $684,357,742)		$1,334,930,356
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%
Axia Energia SA	12	121
Axia Energia SA, Class C (A)	375	3,956
Axia Energia, Class C (A)	13,194	135,485
Banco Bradesco SA	186,281	653,136
Banco BTG Pactual SA	4	14
Cia Energetica de Minas Gerais	61,322	129,123
Gerdau SA	46,536	187,323
Itau Unibanco Holding SA	195,789	1,599,748
Itausa SA	212,766	551,461
Petroleo Brasileiro SA	165,051	1,208,556
		4,468,923
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	36,379
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	137,610
Dr. Ing. h.c. F. Porsche AG	3,890	194,203
Henkel AG & Company KGaA	5,936	499,214
Porsche Automobil Holding SE	5,695	175,904
Sartorius AG	903	236,900
Volkswagen AG	7,263	582,645
		1,826,476
South Korea - 0.3%
Hyundai Motor Company	793	112,659
Hyundai Motor Company, 2nd Preferred Shares	1,197	168,856
Samsung Electronics Company, Ltd.	29,115	4,105,866
		4,387,381
TOTAL PREFERRED SECURITIES (Cost $7,452,460)		$10,719,159
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-16-26) (A)(F)	6,332	$13,291
TOTAL RIGHTS (Cost $13,499)		$13,291
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	22,780	3,017
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	16,860	7,153
TOTAL WARRANTS (Cost $0)		$10,170
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 3.6026% (G)(H)	367,819	3,677,969
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5800% (G)	13,980,028	13,980,028
TOTAL SHORT-TERM INVESTMENTS (Cost $17,658,033)		$17,657,997
Total Investments (International Equity Index Trust) (Cost $709,481,734) - 99.8%		$1,363,330,973
Other assets and liabilities, net - 0.2%		2,613,060
TOTAL NET ASSETS - 100.0%		$1,365,944,033
Currency Abbreviations
MYR	Malaysian Ringgit
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-26.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	57	Long	Sep 2026	$8,940,438	$8,964,105	$23,667
Mini MSCI Emerging Markets Index Futures	66	Long	Sep 2026	5,816,154	5,799,090	(17,064)
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Kuwait Index Futures	126	Long	Sep 2026	$2,480,654	$2,401,391	$(79,263)
MSCI Qatar Index Futures	129	Long	Sep 2026	2,372,968	2,283,314	(89,654)
MSCI UAE Index Futures	95	Long	Sep 2026	5,293,543	5,313,459	19,916
S&P/TSX 60 Index Futures	5	Long	Sep 2026	1,448,515	1,449,462	947
						$(141,451)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Australia - 5.6%
Accent Group, Ltd.	6,857	$3,379
Adairs, Ltd.	8,505	8,605
AGL Energy, Ltd.	7,900	45,711
Alcidion Group, Ltd. (A)	43,339	3,158
Alkane Resources, Ltd. (A)	25,036	24,116
AMA Group, Ltd. (A)	15,019	4,729
Amotiv, Ltd.	4,059	17,736
AMP, Ltd.	110,740	123,052
Amplitude Energy, Ltd. (A)	17,777	15,740
Ansell, Ltd.	5,194	114,043
Appen, Ltd. (A)	7,064	4,634
ARB Corp., Ltd.	3,470	45,506
ARN Media, Ltd.	20,357	3,463
Articore Group, Ltd. (A)	13,929	2,598
AUB Group, Ltd.	5,696	112,494
Audinate Group, Ltd. (A)	1,223	2,067
Aurelia Metals, Ltd. (A)	115,998	22,433
Ausgold, Ltd. (A)	16,090	8,867
Aussie Broadband, Ltd.	9,321	31,834
Austal, Ltd. (A)	18,211	51,118
Australian Agricultural Company, Ltd. (A)	28,065	25,826
Australian Clinical Labs, Ltd.	5,715	8,868
Australian Ethical Investment, Ltd.	4,074	11,847
Australian Finance Group, Ltd.	15,010	16,526
Australian Strategic Materials, Ltd. (A)	2,805	2,377
AVZ Minerals, Ltd. (A)(B)	98,026	7,941
Baby Bunting Group, Ltd. (A)	5,551	5,413
Bank of Queensland, Ltd.	24,693	107,860
Bapcor, Ltd.	30,953	9,337
Beach Energy, Ltd. (C)	64,298	37,869
Beacon Lighting Group, Ltd. (C)	6,950	8,377
Bega Cheese, Ltd.	10,885	44,420
Bell Financial Group, Ltd.	10,635	10,230
Bellavista Resources, Ltd. (A)	772	182
Bellevue Gold, Ltd. (A)	67,009	57,002
Bendigo & Adelaide Bank, Ltd.	5,227	38,197
BetMakers Technology Group, Ltd. (A)	14,102	1,466
Black Cat Syndicate, Ltd. (A)	22,887	14,178
Boss Energy, Ltd. (A)	15,075	10,701
Bravura Solutions, Ltd.	19,369	27,214
Breville Group, Ltd.	3,664	81,904
Bubs Australia, Ltd. (A)	33,097	1,772
Capricorn Metals, Ltd.	9,548	84,464
Carnarvon Energy, Ltd. (A)	51,813	3,782
Cash Converters International, Ltd.	16,962	3,513
Catalyst Metals, Ltd. (A)	7,241	25,532
Catapult Sports, Ltd. (A)(C)	6,067	12,998
Cedar Woods Properties, Ltd.	3,225	15,446
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cettire, Ltd. (A)	7,920	$1,082
Challenger, Ltd.	9,327	64,633
Champion Iron, Ltd.	13,415	36,641
Chrysos Corp., Ltd. (A)	1,788	7,217
Cleanaway Waste Management, Ltd.	32,843	53,470
Clinuvel Pharmaceuticals, Ltd.	2,335	16,646
Clover Corp., Ltd.	8,155	4,784
Coast Entertainment Holdings, Ltd. (A)	39,016	12,167
Codan, Ltd.	1,292	39,673
Collins Foods, Ltd.	5,736	32,427
Corporate Travel Management, Ltd. (A)(B)	4,156	27,709
Credit Corp. Group, Ltd.	3,047	27,241
Dalrymple Bay Infrastructure, Ltd.	16,016	63,711
Data#3, Ltd.	5,537	37,901
Deep Yellow, Ltd. (A)	31,653	31,056
Deterra Royalties, Ltd.	5,858	19,143
Develop Global, Ltd. (A)	2,843	12,749
Dicker Data, Ltd.	2,940	25,655
Domino's Pizza Enterprises, Ltd.	2,627	28,424
Downer EDI, Ltd.	26,043	145,144
DroneShield, Ltd. (A)	22,874	38,474
Dyno Nobel, Ltd.	51,369	139,377
Eagers Automotive, Ltd.	1,976	29,040
Elders, Ltd.	9,272	32,940
Emeco Holdings, Ltd. (A)	22,924	15,515
Emerald Resources NL (A)	21,418	82,195
EML Payments, Ltd. (A)	16,327	3,453
Enero Group, Ltd.	2,552	563
EQT Holdings, Ltd.	1,030	11,633
EVT, Ltd.	4,108	36,589
Finbar Group, Ltd.	8,370	4,031
FireFly Metals, Ltd. (A)	9,899	12,173
FleetPartners Group, Ltd.	3,145	6,252
Fleetwood, Ltd.	8,058	10,177
Flight Centre Travel Group, Ltd. (C)	6,231	51,661
Frontier Digital Ventures, Ltd. (A)	11,391	2,452
G8 Education, Ltd.	23,703	2,307
Galan Lithium, Ltd. (A)	26,111	6,657
Galan Lithium, Ltd., Additional Offering (A)	1,236	13
Generation Development Group, Ltd.	9,919	24,619
GenusPlus Group, Ltd.	5,044	38,433
GR Engineering Services, Ltd.	5,802	21,351
GrainCorp, Ltd., Class A	9,793	33,391
Grange Resources, Ltd. (A)	21,083	2,036
GWA Group, Ltd.	12,453	19,844
Hansen Technologies, Ltd.	6,495	19,959
Healius, Ltd. (A)	30,121	8,149
Helia Group, Ltd.	14,393	55,189

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Humm Group, Ltd.	30,985	$10,112
IDP Education, Ltd.	7,627	12,027
IGO, Ltd. (A)	4,371	22,496
Iluka Resources, Ltd.	12,868	63,355
Imdex, Ltd.	25,654	73,103
Immutep, Ltd. (A)	32,224	1,187
Inghams Group, Ltd.	13,624	19,420
Ioneer, Ltd. (A)	79,363	8,297
IPH, Ltd.	11,409	30,537
IRESS, Ltd.	4,820	20,646
IVE Group, Ltd.	11,452	22,535
Judo Capital Holdings, Ltd. (A)	10,800	7,047
Jumbo Interactive, Ltd.	2,253	10,171
Jupiter Mines, Ltd.	72,822	13,626
Karoon Energy, Ltd.	26,749	26,730
Kelsian Group, Ltd.	8,384	26,019
Kingsgate Consolidated, Ltd.	7,950	27,704
Kogan.com, Ltd.	2,069	6,351
Lendlease Corp., Ltd.	20,814	46,576
Lifestyle Communities, Ltd. (A)	4,954	18,017
Lindian Resources, Ltd. (A)	38,557	25,109
Lindsay Australia, Ltd.	23,930	9,360
Lovisa Holdings, Ltd.	3,010	49,272
Lycopodium, Ltd.	1,317	16,457
MA Financial Group, Ltd.	4,146	17,109
Maas Group Holdings, Ltd.	5,875	21,680
Macmahon Holdings, Ltd.	75,912	50,365
Macquarie Technology Group, Ltd. (A)	470	22,859
Magellan Financial Group, Ltd.	6,284	42,252
Mayne Pharma Group, Ltd. (A)	4,957	9,616
McMillan Shakespeare, Ltd.	2,468	33,371
Megaport, Ltd. (A)	8,797	132,646
Mesoblast, Ltd. (A)	37,977	51,472
Metals X, Ltd. (A)	48,765	45,087
Metcash, Ltd.	41,758	85,375
MGX Resources, Ltd. (A)	19,096	4,636
Michael Hill International, Ltd. (A)	16,629	3,745
Monadelphous Group, Ltd.	4,455	95,654
Monash IVF Group, Ltd.	21,798	10,949
Myer Holdings, Ltd.	56,935	12,077
MyState, Ltd.	7,349	23,334
Nanosonics, Ltd. (A)	6,856	15,829
Navigator Global Investments, Ltd.	13,121	22,781
Netwealth Group, Ltd.	3,969	56,636
Neuren Pharmaceuticals, Ltd. (A)	2,646	32,624
New Hope Corp., Ltd.	23,547	87,028
nib holdings, Ltd.	20,171	98,396
Nick Scali, Ltd.	2,772	31,399
Nickel Industries, Ltd. (A)	57,059	37,810
Nine Entertainment Company Holdings, Ltd.	57,796	35,421
NRW Holdings, Ltd.	19,940	103,329
Nufarm, Ltd. (A)	14,586	27,402
Nuix, Ltd. (A)	10,473	8,859
Objective Corp., Ltd.	921	6,592
OFX Group, Ltd. (A)	14,134	5,441
Omni Bridgeway, Ltd. (A)	15,737	18,021
oOh!media, Ltd.	31,712	31,851
Ora Banda Mining, Ltd. (A)	35,710	26,575
Orora, Ltd.	56,536	54,219
Paladin Energy, Ltd. (A)	9,722	63,411
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)(C)	2,098	13,950
Pantoro Gold, Ltd. (A)	16,901	27,475
Peet, Ltd.	13,800	16,946
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
PeopleIN, Ltd. (A)	5,305	$2,561
Perenti, Ltd.	35,432	55,608
Perpetual, Ltd.	3,944	42,401
PEXA Group, Ltd. (A)	4,479	31,940
Praemium, Ltd.	28,131	13,194
Predictive Discovery, Ltd. (A)	40,908	19,409
Premier Investments, Ltd.	2,387	24,664
Propel Funeral Partners, Ltd.	3,234	7,008
PWR Holdings, Ltd.	3,396	18,769
ReadyTech Holdings, Ltd. (A)	4,809	5,543
Regis Healthcare, Ltd.	5,443	24,501
Regis Resources, Ltd.	29,870	126,590
Resolute Mining, Ltd. (A)	88,090	58,665
Ridley Corp., Ltd.	14,265	26,119
SEEK, Ltd.	1,088	10,144
Select Harvests, Ltd.	8,313	21,287
Servcorp, Ltd.	3,171	14,422
Service Stream, Ltd.	27,275	50,171
Silver Mines, Ltd. (A)	104,917	8,866
Silver Mines, Ltd., Additional Offering (A)	3,879	1
Sims, Ltd.	6,095	116,809
SiteMinder, Ltd. (A)	2,389	6,783
SmartGroup Corp., Ltd.	4,810	42,594
Solvar, Ltd.	10,468	10,739
Southern Cross Electrical Engineering, Ltd.	14,135	47,761
Southern Cross Media Group, Ltd.	30,488	10,786
SRG Global, Ltd.	13,828	38,163
St. Barbara, Ltd. (A)	43,956	14,192
Stanmore Resources, Ltd.	9,875	15,982
Steadfast Group, Ltd.	4,313	15,172
Strike Energy, Ltd. (A)	118,299	8,200
Super Retail Group, Ltd.	5,206	47,557
Superloop, Ltd. (A)	16,944	38,757
Supply Network, Ltd.	459	10,182
Syrah Resources, Ltd. (A)(C)	136,648	9,981
Tabcorp Holdings, Ltd.	93,926	54,315
Temple & Webster Group, Ltd. (A)	489	2,103
Ten Sixty Four, Ltd. (A)(B)	8,127	481
Tuas, Ltd. (A)	9,893	15,540
Tyro Payments, Ltd. (A)	10,423	5,621
Vault Minerals, Ltd.	22,925	67,204
Ventia Services Group Pty, Ltd.	27,017	115,896
Viva Energy Group, Ltd. (D)	28,770	41,051
Vulcan Energy Resources, Ltd. (A)	9,499	20,172
WA1 Resources, Ltd. (A)	2,515	20,017
Wagners Holding Company, Ltd.	6,138	20,330
Washington H. Soul Pattinson & Company, Ltd.	2,435	77,834
WEB Travel Group, Ltd. (A)	16,369	33,573
Webjet Group, Ltd.	16,369	4,649
West African Resources, Ltd. (A)	52,899	99,397
Westgold Resources, Ltd.	25,995	86,239
Westgold Resources, Ltd. (Toronto Stock Exchange)	6,415	20,988
Worley, Ltd.	1,780	13,675
Zip Company, Ltd. (A)	49,768	112,571
		6,574,024
Austria - 1.9%
Addiko Bank AG (A)	668	20,988
Agrana Beteiligungs AG	724	9,777
ams-OSRAM AG (A)	2,043	44,308
ANDRITZ AG	2,533	218,943
AT&S Austria Technologie & Systemtechnik AG (A)	1,188	287,111
BAWAG Group AG (D)	2,906	582,626

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
CA Immobilien Anlagen AG	1,426	$37,178
CPI Europe AG (A)(C)	945	16,619
DO & Company AG	278	68,971
Eurotelesites AG (A)	1,109	5,596
EVN AG	1,321	43,151
Fabasoft AG (C)	599	9,513
FACC AG	1,116	23,050
Kapsch TrafficCom AG (A)	191	1,130
Kontron AG (A)(C)	1,320	35,111
Lenzing AG (A)	566	15,700
Mayr Melnhof Karton AG	302	26,272
Oesterreichische Post AG (C)	1,378	48,801
Palfinger AG	876	31,899
POLYTEC Holding AG	995	5,211
Porr AG	876	44,325
RHI Magnesita NV	552	20,044
SBO AG	445	14,633
Strabag SE, Bearer Shares	245	24,942
Telekom Austria AG	4,306	47,742
UBM Development AG (A)	411	8,001
UNIQA Insurance Group AG	4,491	90,599
Vienna Insurance Group AG	1,446	106,532
voestalpine AG	4,248	198,424
Wienerberger AG	4,106	106,093
Zumtobel Group AG	2,545	11,635
		2,204,925
Belgium - 1.7%
Ackermans & van Haaren NV	875	286,038
Ageas SA/NV	582	46,566
AGFA-Gevaert NV (A)	6,780	3,317
Atenor (A)	1,218	2,295
Azelis Group NV	2,791	29,720
Barco NV	2,300	22,109
Bekaert SA	1,389	62,077
Biocartis Group NV (A)(B)(D)	4,063	0
bpost SA (A)	4,236	7,509
Cie d'Entreprises CFE	416	6,275
CMB Tech NV	1,918	27,149
CMB Tech NV (Euronext Oslo Exchange)	2,614	36,884
Colruyt Group N.V	1,453	59,713
Deceuninck NV	2,515	6,284
Deme Group NV	303	60,691
D'ieteren Group	471	91,944
Econocom Group SA/NV	6,435	11,050
EVS	404	12,653
Fagron	2,712	74,733
Gimv NV	1,162	61,536
Immobel SA (A)	209	5,601
Ion Beam Applications	1,305	25,211
Kinepolis Group NV	585	23,729
Lakefront Biotherapeutics NV (A)	1,566	46,863
Lotus Bakeries NV	13	172,422
Melexis NV	863	77,272
Nyxoah SA (A)	774	1,308
Ontex Group NV (A)(C)	2,807	7,752
Orange Belgium SA (A)	417	10,246
Proximus SADP	6,084	40,695
Recticel SA	2,296	28,800
Sipef NV	420	44,104
Solvay SA	2,586	77,706
Syensqo SA	1,270	93,899
Tessenderlo Group SA	1,111	24,598
Umicore SA	5,996	139,104
Van de Velde NV	377	13,015
VGP NV	618	59,576
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Viohalco SA	7,173	$156,633
X-Fab Silicon Foundries SE (A)(D)	3,484	31,646
		1,988,723
Bermuda - 0.3%
FLEX LNG, Ltd. (A)	784	21,999
Himalaya Shipping, Ltd. (A)	1,731	23,126
Hiscox, Ltd.	13,525	331,404
		376,529
Cambodia - 0.0%
NagaCorp, Ltd.	52,981	23,939
Canada - 12.1%
5N Plus, Inc. (A)	4,215	130,113
Acadian Timber Corp.	800	9,984
ADENTRA, Inc.	449	12,236
Advantage Energy, Ltd. (A)	9,000	65,426
Aecon Group, Inc.	3,200	102,707
Ag Growth International, Inc.	269	3,833
AGF Management, Ltd., Class B	4,298	61,095
Agnico Eagle Mines, Ltd.	65	10,099
Aimia, Inc. (A)(C)	7,777	14,751
Air Canada (A)	6,092	106,269
AirBoss of America Corp.	1,500	7,298
Algoma Central Corp.	700	10,947
Algoma Steel Group, Inc. (A)	1,095	4,463
Algonquin Power & Utilities Corp.	20,386	119,880
Allied Gold Corp. (A)	999	23,738
AltaGas, Ltd.	1,647	60,840
Altius Minerals Corp.	1,700	76,139
Altus Group, Ltd.	2,018	64,115
Americas Gold & Silver Corp. (A)	10,011	47,364
Amerigo Resources, Ltd.	13,502	58,454
Andrew Peller, Ltd., Class A	2,300	12,876
ARC Resources, Ltd.	4,407	92,599
Aritzia, Inc. (A)	232	25,583
Atco, Ltd., Class I	3,218	168,132
Athabasca Oil Corp. (A)	22,874	164,832
ATS Corp. (A)	3,447	99,357
AutoCanada, Inc. (A)(C)	1,085	17,511
Avino Silver & Gold Mines, Ltd. (A)	6,300	39,934
B2Gold Corp.	49,963	187,416
B2Gold Corp. (NYSE American Exchange)	5,393	20,170
Badger Infrastructure Solutions, Ltd.	1,832	120,157
Ballard Power Systems, Inc. (A)	9,718	37,892
Bausch Health Companies, Inc. (A)	8,857	43,653
Baytex Energy Corp.	16,664	66,856
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	11,933	52,082
Bird Construction, Inc.	2,754	125,695
Black Diamond Group, Ltd.	2,750	35,814
BlackBerry, Ltd. (A)	13,922	175,810
BMTC Group, Inc.	500	4,558
BRP, Inc.	1,596	97,487
CAE, Inc. (A)	7,953	199,126
Calian Group, Ltd.	605	36,050
Canaccord Genuity Group, Inc.	5,281	54,365
Canacol Energy, Ltd. (A)(B)	1,513	0
Canada Goose Holdings, Inc. (A)	2,213	20,956
Canada Packers, Inc.	854	11,531
Canadian Tire Corp., Ltd., Class A	1,672	230,302
Canadian Utilities, Ltd., Class A	2,000	74,345
Canfor Corp. (A)(C)	2,404	22,849
Capital Power Corp.	4,727	246,341
Capstone Copper Corp. (A)	22,835	209,794
Cardinal Energy, Ltd.	5,530	42,462

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cascades, Inc.	4,523	$37,154
Centerra Gold, Inc.	9,077	143,939
CES Energy Solutions Corp.	10,313	120,491
China Gold International Resources Corp., Ltd. (C)	13,446	213,126
Cineplex, Inc. (A)	1,227	9,941
Cogeco Communications, Inc.	563	25,152
Colliers International Group, Inc.	1,200	112,609
Computer Modelling Group, Ltd.	4,420	11,157
Corby Spirit and Wine, Ltd.	700	7,808
Cronos Group, Inc. (A)	5,470	15,119
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	20,183
Definity Financial Corp.	2,578	136,766
Dexterra Group, Inc.	1,621	15,807
Docebo, Inc. (A)	320	5,724
Doman Building Materials Group, Ltd.	3,600	28,962
DPM Metals, Inc.	8,487	275,629
DREAM Unlimited Corp., Class A	1,350	18,752
Dye & Durham, Ltd. (A)	2,990	2,909
E-L Financial Corp., Ltd.	8,900	106,367
Eldorado Gold Corp. (C)	7,309	227,477
Element Fleet Management Corp.	6,462	133,363
Empire Company, Ltd., Class A	2,993	104,821
Endeavour Silver Corp. (A)	3,300	27,387
Enerflex, Ltd.	5,377	132,051
Enghouse Systems, Ltd.	1,800	20,383
Ensign Energy Services, Inc. (A)	9,800	22,941
EQB, Inc.	958	89,839
ERO Copper Corp. (A)	3,400	90,787
Evertz Technologies, Ltd.	1,900	25,588
Exchange Income Corp.	733	68,382
Exco Technologies, Ltd.	1,500	8,123
Extendicare, Inc.	3,780	93,471
Fiera Capital Corp.	5,935	22,054
Finning International, Inc.	3,416	241,294
Firm Capital Mortgage Investment Corp.	1,100	9,408
First Majestic Silver Corp.	11,958	203,031
First Mining Gold Corp. (A)	39,000	17,049
FirstService Corp.	918	130,536
Fortuna Mining Corp. (A)	10,700	90,459
Freehold Royalties, Ltd. (C)	5,429	61,745
Frontera Energy Corp.	1,792	10,753
Galiano Gold, Inc. (A)	6,600	12,332
Gibson Energy, Inc. (C)	5,806	117,614
goeasy, Ltd.	372	11,410
GoGold Resources, Inc. (A)	5,300	11,884
Groupe Dynamite, Inc.	389	14,685
Hammond Power Solutions, Inc.	400	97,926
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc. (C)	9,290	77,490
High Liner Foods, Inc.	1,773	18,439
HLS Therapeutics, Inc. (A)	700	2,177
Hudbay Minerals, Inc.	9,320	220,079
iA Financial Corp., Inc.	353	48,742
IAMGOLD Corp. (A)	4,778	75,835
Imperial Metals Corp. (A)	5,060	22,085
Information Services Corp.	800	28,768
Interfor Corp. (A)	2,920	26,868
International Petroleum Corp. (A)	337	7,323
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	2,219	48,089
Jamieson Wellness, Inc. (D)	2,200	64,654
K92 Mining, Inc. (A)	10,011	157,127
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	18,301
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kelt Exploration, Ltd. (A)	10,445	$64,441
Keyera Corp.	3,086	123,962
Kinaxis, Inc. (A)	179	19,218
Knight Therapeutics, Inc. (A)	5,400	37,504
Labrador Iron Ore Royalty Corp.	3,518	69,207
Largo, Inc. (A)(C)	780	484
Lassonde Industries, Inc., Class A	200	30,318
Laurentian Bank of Canada	810	22,936
Leon's Furniture, Ltd.	1,283	21,548
Lightspeed Commerce, Inc. (A)	5,593	58,562
Linamar Corp.	1,866	132,321
Lithium Americas Corp. (A)	4,900	18,864
Lithium Americas Corp. (New York Stock Exchange) (A)	4,732	18,218
Lucara Diamond Corp. (A)(C)	25,184	2,664
Magellan Aerospace Corp.	900	21,677
Mainstreet Equity Corp.	300	35,968
Major Drilling Group International, Inc. (A)	4,513	47,954
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,300	92,503
Martinrea International, Inc.	4,603	32,455
Mattr Corp. (A)	1,373	12,459
MDA Space, Ltd. (A)	4,887	201,924
Medical Facilities Corp.	2,104	26,555
Melcor Developments, Ltd.	1,000	13,115
Meren Energy, Inc.	6,525	8,879
Methanex Corp.	2,774	128,133
Morguard Corp.	400	35,094
MTY Food Group, Inc.	742	19,666
Mullen Group, Ltd.	3,682	56,440
Neo Performance Materials, Inc.	900	23,594
NexGen Energy, Ltd. (A)	3,886	36,497
NFI Group, Inc. (A)	4,660	78,266
North American Construction Group, Ltd.	1,300	17,288
Northland Power, Inc. (C)	9,669	152,304
OceanaGold Corp.	11,200	280,740
Onex Corp.	2,390	178,730
Open Text Corp.	5,836	129,168
OR Royalties, Inc.	6,895	218,336
Orezone Gold Corp. (A)	15,000	23,903
Organigram Global, Inc. (A)	2,232	2,274
Orla Mining, Ltd.	1,700	16,625
Paramount Resources, Ltd., Class A	2,973	56,892
Parex Resources, Inc.	3,328	50,193
Pason Systems, Inc.	3,936	34,219
Pet Valu Holdings, Ltd.	1,755	22,744
Peyto Exploration & Development Corp. (C)	6,197	103,382
PHX Energy Services Corp.	2,600	19,506
Pine Cliff Energy, Ltd.	11,000	4,421
Pizza Pizza Royalty Corp.	1,729	15,739
Polaris Renewable Energy, Inc.	1,500	16,182
Pollard Banknote, Ltd.	1,000	12,424
PrairieSky Royalty, Ltd. (C)	9,927	222,163
Precision Drilling Corp. (A)	382	29,337
Premium Brands Holdings Corp.	1,800	106,737
Quarterhill, Inc. (A)	9,800	16,584
Quebecor, Inc., Class B	3,569	170,341
Questerre Energy Corp., Class A (A)	19,444	3,290
Real Matters, Inc. (A)	300	1,100
Richelieu Hardware, Ltd.	2,000	57,479
Rogers Sugar, Inc.	6,474	31,177
Russel Metals, Inc.	1,946	82,533
Savaria Corp.	2,300	48,068

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Seabridge Gold, Inc. (A)	3,862	$99,665
Secure Waste Infrastructure Corp.	10,077	157,452
Sienna Senior Living, Inc. (C)	3,606	55,657
South Bow Corp.	6,918	243,697
Spartan Delta Corp. (A)	1,796	14,500
Spin Master Corp. (D)	1,400	20,118
Sprott, Inc.	929	104,674
Stantec, Inc.	1,523	105,045
Stella-Jones, Inc.	2,269	125,397
StorageVault Canada, Inc.	7,781	25,566
Strathcona Resources, Ltd.	383	10,173
Superior Plus Corp.	7,557	41,615
Surge Energy, Inc.	2,103	13,686
Tamarack Valley Energy, Ltd.	18,228	158,985
TELUS Corp.	1,467	15,516
TerraVest Industries, Inc.	600	49,113
TFI International, Inc.	1,003	144,377
The Boyd Group, Inc.	860	81,431
The Descartes Systems Group, Inc. (A)	1,502	104,031
The North West Company, Inc.	2,333	81,229
Tidewater Midstream and Infrastructure, Ltd. (A)	332	3,963
Tilray Brands, Inc. (A)	11	49
Timbercreek Financial Corp. (C)	6,000	27,668
TLC Vision Corp. (A)(B)	3,400	0
TMX Group, Ltd.	1,921	62,889
Topaz Energy Corp.	2,600	54,594
Torex Gold Resources, Inc.	3,673	146,195
Total Energy Services, Inc.	3,132	48,760
TransAlta Corp.	10,982	151,924
Transcontinental, Inc., Class A	3,383	13,573
Trekor Metals, Ltd. (A)	3,200	22,067
Trevali Mining Corp. (A)(B)	3,713	0
Trican Well Service, Ltd.	7,825	37,077
Triple Flag Precious Metals Corp.	3,063	91,766
Trisura Group, Ltd. (A)	2,100	65,699
Valor Gold Corp. (A)	1,973	5,147
Vecima Networks, Inc.	479	4,421
Vermilion Energy, Inc.	4,600	43,040
Vizsla Silver Corp. (A)	5,900	19,386
Wajax Corp.	1,300	28,296
Well Health Technologies Corp. (A)	6,500	18,974
Wesdome Gold Mines, Ltd. (A)	6,200	106,448
West Fraser Timber Company, Ltd.	500	33,848
Western Copper & Gold Corp. (A)	5,400	12,108
Western Forest Products, Inc. (A)	861	10,733
Westshore Terminals Investment Corp.	1,489	39,329
Winpak, Ltd.	1,677	51,342
Yellow Pages, Ltd.	119	1,081
Zenith Capital Corp. (A)	1,700	85
		14,314,346
Denmark - 2.0%
AL Sydbank	1,243	109,693
ALK-Abello A/S	2,204	82,437
Alm Brand A/S	33,083	81,971
Ambu A/S, Class B	7,931	74,083
Bang & Olufsen A/S (A)	7,788	10,804
Bavarian Nordic A/S (A)	2,530	70,775
CBrain A/S	389	2,889
Chemometec A/S	801	44,486
Columbus A/S	6,187	9,406
D/S Norden A/S	890	37,437
Demant A/S (A)(C)	1,673	68,718
Dfds A/S (A)	1,767	30,326
FLSmidth & Company A/S	1,567	114,836
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
GN Store Nord A/S (A)	3,264	$43,655
H Lundbeck A/S	12,897	83,875
H+H International A/S, Class B (A)(C)	1,146	16,961
INVISIO AB	540	11,425
ISS A/S	3,924	160,637
Jeudan A/S	380	11,973
Jyske Bank A/S	863	124,874
Laan & Spar Bank A/S	198	38,785
Matas A/S	1,442	19,370
Netcompany Group A/S (A)(C)(D)	1,467	67,127
NKT A/S (A)	1,615	241,674
NNIT A/S (A)(D)	479	2,871
NTG Nordic Transport Group A/S (A)	635	18,725
Per Aarsleff Holding A/S	584	66,000
Ringkjoebing Landbobank A/S	938	222,623
ROCKWOOL A/S, A Shares	1,300	43,091
ROCKWOOL A/S, B Shares	1,808	57,990
Royal Unibrew A/S	1,886	124,329
Scandinavian Tobacco Group A/S (D)	2,440	24,830
Schouw & Company A/S	398	35,475
SJF Bank A/S	759	42,925
Solar A/S, B Shares (A)	410	11,827
SP Group A/S	368	22,654
TCM Group A/S	507	5,348
Tivoli A/S	102	9,795
UIE PLC	755	40,702
Zealand Pharma A/S (A)	1,535	68,139
		2,355,541
Finland - 2.4%
Aktia Bank OYJ	2,136	27,551
Alma Media OYJ	1,962	29,375
Bittium OYJ (C)	2,708	97,256
Easor OYJ (A)	637	415
Elisa OYJ	3,609	151,459
Enento Group OYJ (D)	860	13,996
EQ OYJ	483	5,466
Finnair OYJ (A)	6,510	39,406
Fiskars OYJ ABP	2,196	33,121
Harvia OYJ (C)	668	31,756
Hiab OYJ	1,532	97,106
HKFoods OYJ	316	582
Huhtamaki OYJ	3,346	100,551
Kalmar OYJ, B Shares	1,532	67,313
Kamux Corp.	1,688	2,916
Kemira OYJ	4,412	82,790
Kesko OYJ, A Shares	2,102	46,890
Kesko OYJ, B Shares	6,750	150,911
Konecranes OYJ	8,112	249,372
Lassila & Tikanoja OYJ (A)	1,929	15,011
Lindex Group OYJ (A)	3,912	9,324
Lumo Kodit OYJ	4,092	34,727
Luotea PLC	1,929	3,899
Mandatum OYJ	13,010	81,662
Marimekko OYJ	1,923	23,161
Metsa Board OYJ, B Shares (A)(C)	6,636	20,658
Metso OYJ	1,893	32,917
Nokian Renkaat OYJ (C)	4,287	58,729
Olvi OYJ, A Shares	721	26,376
Oma Saastopankki OYJ	490	6,450
Oriola OYJ, B Shares	9,290	9,575
Orion OYJ, Class A	1,010	82,769
Orion OYJ, Class B	4,839	397,510
Outokumpu OYJ	15,565	89,639
Pihlajalinna OYJ	1,193	14,327
Ponsse OYJ	543	14,152

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Puuilo OYJ	3,674	$75,430
QT Group OYJ (A)	770	20,420
Raisio OYJ, V Shares	8,267	24,135
Revenio Group OYJ (A)	802	11,184
Sampo OYJ, A Shares	9,122	95,326
Sanoma OYJ	2,692	26,038
Stora Enso OYJ, R Shares	11,015	117,505
Taaleri OYJ	956	7,812
Talenom OYJ	637	830
Terveystalo OYJ (D)	4,887	42,782
Tieto OYJ	3,237	67,735
Tokmanni Group Corp.	1,481	11,986
Vaisala OYJ, A Shares	952	62,296
Valmet OYJ	5,558	134,259
Verkkokauppa.com OYJ (C)	1,047	3,782
YIT OYJ (A)	8,449	25,404
		2,876,042
France - 5.6%
Accor SA	4,143	240,314
Aeroports de Paris SA	428	55,809
AKWEL SADIR	725	5,641
Alstom SA (A)(C)	8,542	149,233
Altamir	752	19,589
Alten SA	815	49,446
Arkema SA	1,679	105,911
Aubay	198	12,445
Ayvens SA (D)	8,680	114,336
Bastide le Confort Medical (A)	256	6,905
Beneteau SACA	2,130	15,754
BioMerieux	819	64,292
Boiron SA	274	8,684
Bonduelle SCA	1,027	8,926
Bureau Veritas SA	2,790	85,454
Canal+ SA	15,084	49,001
Carrefour SA	9,469	175,791
Cie des Alpes	998	25,167
Claranova SE (A)	1,250	907
Clariane SE (A)	9,440	44,330
Coface SA	5,060	87,119
Derichebourg SA	3,889	42,339
Edenred SE	5,158	132,592
Eiffage SA	362	53,397
Ekinops SAS (A)	1,302	4,075
Electricite de Strasbourg SA	31	7,197
Elior Group SA (D)	2,910	6,502
Elis SA	7,848	243,107
Emeis SA (A)	2,133	34,272
Eramet SA (A)(C)	530	27,226
Etablissements Maurel et Prom SA	4,375	38,586
Eurazeo SE	1,843	84,299
Eutelsat Communications SACA (A)(C)	10,680	29,477
Exel Industries SA, A Shares	89	2,278
Exosens SAS	1,159	75,701
FDJ UNITED (C)	2,857	69,834
Fnac Darty SA	286	11,272
Forvia SE (A)	4,253	42,581
Gaztransport Et Technigaz SA	1,530	324,242
Getlink SE	2,692	57,222
GL Events SACA	366	14,046
Groupe Crit SA	163	9,645
Guerbet (A)	326	3,373
Haulotte Group SA	962	2,408
ID Logistics Group SACA (A)	162	63,348
Imerys SA	1,475	35,569
Infotel SA	348	15,216
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Interparfums SA	672	$19,488
Ipsen SA	506	97,516
IPSOS SA	1,725	68,709
Jacquet Metals SACA	1,024	23,932
JCDecaux SE	1,836	40,405
Kaufman & Broad SA	593	16,300
Laurent-Perrier	110	10,632
LISI SA	1,207	90,681
LNA Sante SA	166	6,580
Maisons du Monde SA (A)(D)	1,425	367
Manitou BF SA	530	11,452
Mersen SA	1,063	50,768
Metropole Television SA	1,324	18,220
Nexans SA	1,314	218,705
Nexity SA (A)(C)	1,974	17,706
North Atlantic Energies	96	4,808
NRJ Group	782	6,043
Opmobility	2,278	35,563
OVH Groupe SA (A)	37	609
Pierre Et Vacances SA (A)	10,785	22,453
Planisware SA	481	10,006
Pluxee NV	2,176	28,591
Quadient SA	1,652	22,332
Remy Cointreau SA (C)	652	32,065
Renault SA	5,383	154,639
Rexel SA	9,813	429,911
Robertet SA	23	21,200
Rubis SCA	3,578	125,570
Samse SACA	48	6,610
Savencia SA	372	28,322
SCOR SE	6,971	252,838
SEB SA	1,048	55,233
Seche Environnement SACA	126	11,465
SMCP SA (A)(D)	1,921	10,806
Societe BIC SA	1,106	72,073
Societe LDC SADIR	308	42,532
Sodexo SA	2,067	119,556
SOITEC (A)	623	83,830
Sopra Steria Group	690	110,266
SPIE SA	5,882	338,637
Stef SA	202	27,243
Synergie SE	557	17,563
Technip Energies NV	5,361	202,652
Teleperformance SE (C)	1,915	100,691
Television Francaise 1 SA	1,491	11,346
Thermador Groupe	453	40,703
Tikehau Capital SCA (C)	1,543	29,208
Trigano SA	395	63,444
Ubisoft Entertainment SA (A)	3,448	21,180
Valeo SE	8,798	129,284
Vallourec SACA	9,259	216,320
Vetoquinol SA	105	8,507
Vicat SACA	942	68,352
VIEL & Cie SA	670	13,813
Virbac SACA	130	49,379
Viridien (A)	424	40,364
Vivendi SE	21,868	54,013
Voltalia SA (A)(C)	1,403	11,760
Vusion (C)	168	24,281
Wavestone	134	5,984
Worldline SA (A)(C)(D)	950	11,149
		6,619,513
Georgia - 0.2%
Georgia Capital PLC (A)	1,145	63,520

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Georgia (continued)
TBC Bank Group PLC	1,983	$116,507
		180,027
Germany - 5.9%
1&1 AG	881	19,073
7C Solarparken AG (A)	2,406	4,634
Adesso SE	207	11,966
AIXTRON SE	1,190	71,904
All for One Group SE	130	4,570
Allgeier SE	498	9,125
AlzChem Group AG	439	87,139
Amadeus Fire AG (A)	264	5,915
Atoss Software SE	436	33,440
Aumovio SE (A)	1,343	55,440
Aurubis AG	1,338	277,330
Auto1 Group SE (A)	1,911	50,679
Basler AG	486	15,731
Bechtle AG	3,835	136,205
Bertrandt AG (A)	394	4,009
Bijou Brigitte AG	340	17,989
Bilfinger SE	1,375	126,394
Borussia Dortmund GmbH & Company KGaA	4,276	14,650
BRANICKS Group AG (A)	3,005	3,525
Brenntag SE	2,818	171,354
CANCOM SE	997	26,557
Carl Zeiss Meditec AG, Bearer Shares	629	19,125
Ceconomy AG (A)	8,144	38,521
CENIT AG (A)	446	4,319
Cewe Stiftung & Company KGAA	268	27,900
CTS Eventim AG & Company KGaA	1,378	80,487
Delivery Hero SE (A)(D)	174	7,121
Dermapharm Holding SE	319	17,169
Deutsche Beteiligungs AG (C)	631	15,869
Deutsche EuroShop AG	514	10,314
Deutsche Pfandbriefbank AG (A)(C)(D)	6,014	21,992
Deutsche Wohnen SE	952	20,387
Deutz AG (C)	3,432	34,365
Draegerwerk AG & Company KGaA	82	6,696
Duerr AG	2,044	41,449
DWS Group GmbH & Company KGaA (D)	753	56,569
Eckert & Ziegler SE	2,424	42,339
Elmos Semiconductor SE	536	111,042
ElringKlinger AG	2,576	14,378
Energiekontor AG (C)	454	20,267
Evonik Industries AG	6,159	111,758
Evotec SE (A)	5,066	28,915
Fielmann Group AG	1,241	60,729
flatexDEGIRO SE	4,062	174,406
Fraport AG Frankfurt Airport Services Worldwide	1,682	140,382
Freenet AG	5,085	131,071
Fresenius Medical Care AG	4,448	201,364
Friedrich Vorwerk Group SE	501	38,628
FUCHS SE	1,198	44,516
GEA Group AG	4,017	275,830
Gerresheimer AG (A)(C)	1,589	50,538
GFT Technologies SE	961	22,649
GRENKE AG	983	13,511
Heidelberger Druckmaschinen AG (A)	18,003	28,485
HelloFresh SE (A)	6,865	31,011
Hensoldt AG	2,642	205,216
Hoenle AG (A)	420	4,102
Hornbach Holding AG & Company KGaA	497	44,604
HUGO BOSS AG	1,924	82,657
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Indus Holding AG	776	$22,952
Init Innovation in Traffic Systems SE	364	19,309
Instone Real Estate Group SE (D)	2,299	19,559
IONOS Group SE (A)	1,650	51,475
IVU Traffic Technologies AG	665	15,425
Jenoptik AG	2,248	121,208
JOST Werke SE (D)	568	33,824
K+S AG	7,752	116,939
KION Group AG	2,944	130,687
Knaus Tabbert AG (A)	203	2,537
Koenig & Bauer AG (A)	912	9,442
Krones AG	639	82,065
KWS Saat SE & Company KGaA	556	42,774
LANXESS AG	3,724	64,587
LEG Immobilien SE (C)	3,351	211,652
Leifheit AG	437	7,270
Medios AG (A)	61	842
MLP SE	4,791	40,049
Mutares SE & Company KGaA	795	24,737
Nagarro SE	394	33,750
Nemetschek SE	971	59,115
Nordex SE (A)	4,624	243,964
Norma Group SE	1,300	26,071
PATRIZIA SE	2,719	24,004
ProSiebenSat.1 Media SE	4,435	17,051
Puma SE (A)	3,370	102,432
Rational AG	208	152,377
RENK Group AG	2,847	137,429
SAF-Holland SE	1,157	26,845
Salzgitter AG	1,163	60,227
Schaeffler AG	3,892	37,883
Schott Pharma AG & Company KGaA	420	8,310
Scout24 SE (D)	1,290	106,753
Secunet Security Networks AG	98	18,939
SGL Carbon SE (A)	3,072	15,625
Siltronic AG (A)	299	27,936
Sixt SE	470	34,253
Stabilus SE	794	13,758
STRATEC SE	258	4,955
Stroeer SE & Company KGaA	1,436	56,029
Suedzucker AG (C)	2,959	35,503
SUSS MicroTec SE	237	25,317
Symrise AG	1,212	121,575
TAG Immobilien AG	7,477	120,745
Takkt AG (A)	1,848	4,837
TeamViewer SE (A)(D)	6,009	33,798
Technotrans SE	530	19,555
thyssenkrupp AG	27,701	329,898
TUI AG	16,120	133,331
United Internet AG	3,058	80,405
Verbio SE (A)	1,012	34,394
Vossloh AG	474	34,061
Wacker Chemie AG (A)	591	61,404
Wacker Neuson SE	1,493	31,938
Washtec AG	611	27,027
Westwing Group SE (A)	132	2,505
Wuestenrot & Wuerttembergische AG	1,566	26,133
Zalando SE (A)(D)	6,959	201,644
Zeal Network SE	298	14,381
		6,991,800
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	0
Okeanis Eco Tankers Corp. (D)	733	36,228

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (A)(B)	12,594	$0
		36,228
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	0
Hong Kong - 1.5%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
APAC Resources, Ltd.	20,467	3,598
Asia Financial Holdings, Ltd.	14,000	8,267
Associated International Hotels, Ltd.	28,000	18,635
Bright Smart Securities & Commodities Group, Ltd. (A)(C)	18,000	15,975
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	0
Burwill Holdings, Ltd. (A)(B)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	11,850
Chen Hsong Holdings	10,000	1,943
Cheuk Nang Holdings, Ltd.	3,708	620
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd.	22,000	2,948
Chow Sang Sang Holdings International, Ltd.	22,000	27,316
Chuang's Consortium International, Ltd. (A)	22,948	761
CITIC Telecom International Holdings, Ltd.	59,000	18,582
C-Mer Medical Holdings, Ltd.	18,000	2,162
Cowell e Holdings, Inc.	8,000	24,022
Crystal International Group, Ltd. (D)	19,000	13,750
CSC Holdings, Ltd. (A)	885,000	2,379
CSI Properties, Ltd. (A)	343,092	8,148
CTF Services, Ltd.	60,863	59,888
Dah Sing Banking Group, Ltd.	18,000	26,605
Dah Sing Financial Holdings, Ltd.	6,520	31,414
Deep Source Holdings, Ltd. (A)	130,000	8,461
DFI Retail Group Holdings, Ltd.	7,100	26,925
EC Healthcare (A)	11,000	569
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Esprit Holdings, Ltd. (A)	7,685	430
Fairwood Holdings, Ltd.	3,500	2,016
Far East Consortium International, Ltd. (A)	98,508	8,441
First Pacific Company, Ltd.	76,000	46,623
Giordano International, Ltd.	82,000	14,238
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
Great Eagle Holdings, Ltd.	10,516	19,706
G-Resources Group, Ltd.	13,580	13,536
Guotai Junan International Holdings, Ltd.	83,000	20,856
Hang Lung Group, Ltd.	31,000	49,828
Hang Lung Properties, Ltd.	35,000	30,833
Harbour Centre Development, Ltd. (A)	38,000	21,132
HK AI Capital, Ltd. (A)	32,000	462
HKR International, Ltd. (A)	51,920	6,525
Hong Kong Ferry Holdings Company, Ltd.	29,000	17,632
Hong Kong Technology Venture Company, Ltd. (A)	28,000	3,855
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	0
Hutchison Port Holdings Trust	161,400	27,592
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,234
Hysan Development Company, Ltd.	25,000	52,745
Johnson Electric Holdings, Ltd.	10,193	25,394
K Wah International Holdings, Ltd.	80,000	19,740
Kerry Properties, Ltd.	23,500	54,271
KLN Logistics Group, Ltd.	16,500	11,571
Kowloon Development Company, Ltd.	24,422	14,684
Lai Sun Development Company, Ltd. (A)	22,980	2,111
Langham Hospitality Investments, Ltd.	23,902	1,407
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Liu Chong Hing Investment, Ltd.	16,000	$8,738
Luk Fook Holdings International, Ltd.	15,000	42,410
Man Wah Holdings, Ltd.	61,600	23,541
Melco International Development, Ltd. (A)	33,000	13,241
MH Development, Ltd. (A)(B)	16,000	0
Midland Holdings, Ltd.	34,734	10,225
Miramar Hotel & Investment	15,000	18,993
Modern Dental Group, Ltd.	20,000	15,216
New World Development Company, Ltd. (A)	38,000	30,795
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	0
Nissin Foods Company, Ltd.	22,000	18,504
Oriental Watch Holdings	18,000	7,534
Oshidori International Holdings, Ltd. (A)	204,000	58,325
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	47,590
Pacific Textiles Holdings, Ltd.	42,000	4,613
PAX Global Technology, Ltd.	32,000	13,725
PCCW, Ltd.	67,590	45,975
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	4,410
Pico Far East Holdings, Ltd.	60,000	16,625
Plover Bay Technologies, Ltd.	15,000	15,259
Public Financial Holdings, Ltd.	24,000	4,232
Regina Miracle International Holdings, Ltd. (D)	17,000	3,842
Shangri-La Asia, Ltd.	46,000	23,565
Shun Tak Holdings, Ltd. (A)	80,250	5,241
Singamas Container Holdings, Ltd.	114,000	6,475
SJM Holdings, Ltd. (A)(C)	118,750	22,128
SmarTone Telecommunications Holdings, Ltd.	31,500	18,660
Solomon Systech International, Ltd. (A)	72,000	2,995
Stella International Holdings, Ltd. (C)	20,000	31,594
Sun Hung Kai & Company, Ltd.	45,000	23,106
SUNeVision Holdings, Ltd. (C)	31,000	17,289
Television Broadcasts, Ltd. (A)	19,100	5,441
Texhong International Group, Ltd. (A)	11,000	8,384
Texwinca Holdings, Ltd.	60,000	8,507
The Bank of East Asia, Ltd.	35,959	57,570
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	21,413
Town Health International Medical Group, Ltd.	261,361	7,214
Tradelink Electronic Commerce, Ltd.	50,000	6,948
Transport International Holdings, Ltd.	13,024	15,906
United Laboratories International Holdings, Ltd.	34,000	36,624
Upbest Group, Ltd.	164,000	13,594
Value Partners Group, Ltd.	40,000	10,510
Vitasoy International Holdings, Ltd.	34,000	28,164
Vobile Group, Ltd. (A)(C)	73,000	21,533
VSTECS Holdings, Ltd.	17,200	19,563
VTech Holdings, Ltd.	6,900	45,362
Wing On Company International, Ltd.	4,000	6,629
Wing Tai Properties, Ltd.	70,000	17,893
Xinyi Glass Holdings, Ltd.	48,469	52,825
Yue Yuen Industrial Holdings, Ltd.	30,000	46,943
Yunfeng Financial Group, Ltd. (A)	26,000	5,361
		1,782,910
Ireland - 0.9%
C&C Group PLC (C)	17,690	22,075
Cairn Homes PLC	30,473	86,020
DCC PLC	2,298	190,196

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
FBD Holdings PLC	1,936	$37,823
Glanbia PLC	7,691	215,082
Glenveagh Properties PLC (A)(D)	24,326	69,673
Grafton Group PLC, CHESS Depositary Interest	7,751	92,603
Greencore Group PLC	27,357	72,244
Irish Continental Group PLC	5,309	37,741
Kerry Group PLC, Class A	2,356	216,117
Permanent TSB Group Holdings PLC	5,786	19,818
		1,059,392
Isle of Man - 0.0%
Playtech PLC (A)	11,001	46,489
Strix Group PLC (A)	3,909	2,003
		48,492
Israel - 1.5%
Ackerstein Group, Ltd.	3,895	10,899
Adgar Investment and Development, Ltd.	4,535	5,923
AFI Properties, Ltd. (A)	1	39
Africa Israel Residences, Ltd.	355	25,879
Airport City, Ltd. (A)	541	9,704
Alrov Properties and Lodgings, Ltd.	399	35,871
Analyst IMS Investment Management Services, Ltd.	275	13,832
Arad, Ltd.	787	15,359
Ashdod Refinery, Ltd. (A)	345	11,676
AudioCodes, Ltd.	1,269	12,284
Aura Investments, Ltd.	3,628	22,446
Automatic Bank Services, Ltd.	1,109	8,663
Ayalon Holdings, Ltd.	523	21,838
Azorim-Investment Development & Construction Company, Ltd.	3,848	21,530
Bet Shemesh Engines Holdings 1997, Ltd. (A)	108	30,784
Blue Square Real Estate, Ltd.	215	23,444
Carasso Motors, Ltd.	2,020	22,672
Cellcom Israel, Ltd.	2,530	26,152
Danel Adir Yeoshua, Ltd.	198	30,351
Danya Cebus, Ltd.	232	9,514
Delek Automotive Systems, Ltd. (A)	633	3,421
Delta Galil, Ltd.	495	27,148
Direct Finance of Direct Group 2006, Ltd.	53	10,741
Dor Alon Energy in Israel 1988, Ltd.	420	25,409
Duniec Brothers, Ltd. (A)	217	18,026
El Al Israel Airlines	3,923	19,553
Electra Consumer Products 1970, Ltd.	445	11,309
Equital, Ltd. (A)	996	34,719
Formula Systems 1985, Ltd.	281	29,269
Fox Wizel, Ltd.	228	21,635
Gilat Satellite Networks, Ltd. (A)	1,452	19,371
Hamat Group, Ltd. (A)	1,230	6,587
Hilan, Ltd.	220	14,195
IDI Insurance Company, Ltd.	440	34,010
IES Holdings, Ltd. (A)	211	49,871
Ilex Medical, Ltd.	211	3,480
Inrom Construction Industries, Ltd.	4,264	34,435
Isracard, Ltd.	6,691	25,311
Israel Discount Bank, Ltd., Class A	1	8
Isras Investment Company, Ltd.	75	21,130
Issta, Ltd.	219	6,820
Kamada, Ltd.	1,616	11,895
Kerur Holdings, Ltd.	418	11,933
Kvutzat Acro, Ltd. (A)	1,118	16,345
Lahav L.R. Real Estate, Ltd.	7,577	28,285
Land Development Nimrodi Group, Ltd.	789	9,231
Lapidoth Capital, Ltd.	571	14,491
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
M Yochananof & Sons, Ltd.	155	$17,696
Malam - Team, Ltd. (A)	476	11,423
Matrix IT, Ltd.	882	22,419
Max Stock, Ltd.	5,582	67,652
Maytronics, Ltd. (A)	960	794
Mediterranean Towers, Ltd.	4,044	21,534
Meshek Energy Renewable Energies, Ltd. (A)	6,642	27,570
Meshulam Levinstein Contracting & Engineering, Ltd.	56	8,419
Mivtach Shamir Holdings, Ltd.	243	34,337
Nawi Group, Ltd.	1,396	23,462
Neto Malinda Trading, Ltd.	451	20,764
Nexxen International, Ltd. (A)	1,412	12,750
Novolog, Ltd.	20,186	5,146
Oil Refineries, Ltd.	66,180	34,990
One Software Technologies, Ltd.	1,133	21,654
OPC Energy, Ltd. (A)	1	29
OY Nofar Energy, Ltd. (A)	219	15,284
Palram Industries 1990, Ltd.	600	8,625
Partner Communications Company, Ltd.	890	10,871
Perion Network, Ltd. (A)	689	6,607
Plasson Industries, Ltd.	241	12,700
Plus500, Ltd.	3,252	206,530
Prashkovsky Investments and Construction, Ltd.	318	16,202
Qualitau, Ltd.	171	26,871
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	323	39,608
Rapac Communication & Infrastructure, Ltd. (A)	520	16,034
Retailors, Ltd. (A)	748	6,144
Sano-Brunos Enterprises, Ltd.	145	18,006
Scope Metals Group, Ltd.	377	35,780
Shikun & Binui Soltec Renewable Energy (A)	8,379	11,398
Shikun & Binui, Ltd. (A)	1	6
Summit Real Estate Holdings, Ltd.	1,022	16,280
Tadiran Group, Ltd. (A)	86	6,281
Tamar Petroleum, Ltd. (D)	1,923	15,481
TAT Technologies, Ltd. (A)	379	18,372
Telsys, Ltd.	84	10,141
Tiv Taam Holdings 1, Ltd.	3,848	14,934
Wesure Global Tech, Ltd.	2,922	13,129
YD More Investments, Ltd.	1,699	25,143
		1,748,554
Italy - 3.5%
A2A SpA	61,455	158,502
ACEA SpA	1,344	33,335
Amplifon SpA	3,025	32,777
Aquafil SpA (A)	969	1,517
Arnoldo Mondadori Editore SpA	7,965	18,353
Ascopiave SpA	4,243	14,261
Avio SpA	1,551	55,833
Azimut Holding SpA	4,425	179,736
Banca Generali SpA	2,463	183,879
Banca IFIS SpA	633	9,203
Banca Profilo SpA	24,032	4,459
Banco di Desio e della Brianza SpA	2,610	39,639
BasicNet SpA	1,571	12,626
BFF Bank SpA (A)(D)	6,472	22,755
Brembo NV	5,497	64,483
Brunello Cucinelli SpA	1,628	154,004
Buzzi SpA	2,278	116,684
Cairo Communication SpA	4,712	13,333

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Cembre SpA	370	$38,037
Cementir Holding NV	2,219	36,917
CIR SpA-Compagnie Industriali (A)	42,681	33,891
Credito Emiliano SpA	3,091	60,124
Danieli & C Officine Meccaniche SpA (C)	197	15,176
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	111,830
Davide Campari-Milano NV	12,720	79,239
De'Longhi SpA	1,297	55,093
Enav SpA (D)	10,341	61,430
ERG SpA	1,359	37,148
Esprinet SpA	2,412	18,591
Fila SpA	2,245	23,614
Fincantieri SpA (A)	3,166	36,041
FinecoBank SpA	827	20,794
Garofalo Health Care SpA	1,776	10,796
Geox SpA (A)	11,885	3,749
Hera SpA	33,574	140,039
IMMSI SpA (A)	6,756	3,747
Infrastrutture Wireless Italiane SpA (C)(D)	1,291	9,094
Intercos SpA	1,065	15,772
Interpump Group SpA	728	28,183
Iren SpA	30,720	86,999
Italgas SpA	23,782	275,456
Italmobiliare SpA	405	12,943
Lottomatica Group SpA	7,659	212,496
Maire SpA	7,306	119,531
MARR SpA (C)	998	7,484
MFE-MediaForEurope NV, Class A	7,138	22,592
MFE-MediaForEurope NV, Class B (C)	3,783	14,701
Moltiply Group SpA	424	16,467
Nexi SpA (C)(D)	13,328	53,957
OVS SpA (D)	5,774	39,922
Pharmanutra SpA	268	26,811
Piaggio & C SpA	4,580	8,417
Pirelli & C. SpA (D)	12,309	93,221
RAI Way SpA (D)	5,678	32,836
Recordati Industria Chimica e Farmaceutica SpA	2,356	138,106
Reply SpA	1,004	105,180
Sabaf SpA	338	4,849
Safilo Group SpA (A)	8,728	17,092
Saipem SpA	62,658	315,011
Salvatore Ferragamo SpA (A)	2,238	27,903
Sanlorenzo SpA	556	22,789
Sesa SpA	103	10,577
Sogefi SpA (A)	3,551	8,376
SOL SpA	1,145	76,148
Tamburi Investment Partners SpA	4,666	46,710
Technogym SpA (D)	4,677	81,302
Telecom Italia SpA (A)	18,910	172,179
TXT e-solutions SpA	353	15,045
Webuild SpA	14,544	37,908
Wiit SpA	839	33,174
		4,090,866
Japan - 22.5%
A&D HOLON Holdings Company, Ltd.	900	16,129
Achilles Corp.	1,000	7,170
ADEKA Corp.	3,600	93,868
Ad-sol Nissin Corp.	1,600	13,855
Advan Group Company, Ltd.	1,000	5,488
Aeon Fantasy Company, Ltd.	400	6,392
AEON Financial Service Company, Ltd.	4,300	38,966
Aeon Hokkaido Corp.	1,800	9,241
Ai Holdings Corp.	1,900	31,438
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aica Kogyo Company, Ltd.	1,800	$41,012
Aichi Corp.	1,800	15,046
Aichi Steel Corp.	800	14,901
Aichi Tokei Denki Company, Ltd.	900	16,553
Aida Engineering, Ltd.	2,700	19,241
Ain Holdings, Inc.	1,100	37,549
Aiphone Company, Ltd.	600	9,939
Airman Corp.	1,200	13,565
Airport Facilities Company, Ltd.	1,200	6,873
Airtrip Corp.	900	4,234
Aisan Industry Company, Ltd.	800	9,401
Akatsuki, Inc.	400	7,137
Akebono Brake Industry Company, Ltd. (A)	9,400	6,172
Albis Company, Ltd.	500	7,609
Alconix Corp.	1,600	24,703
Alfresa Holdings Corp.	5,100	68,410
Alpen Company, Ltd.	1,100	13,884
Alps Alpine Company, Ltd.	7,000	88,834
Altech Corp.	3,300	15,487
Amano Corp.	2,200	49,391
Amuse, Inc.	400	4,450
Amvis Holdings, Inc.	300	617
and ST HD Company, Ltd.	620	13,229
Anest Iwata Corp.	1,800	18,811
Anicom Holdings, Inc.	3,700	27,956
Anycolor, Inc.	1,400	19,388
AOKI Holdings, Inc.	1,700	17,193
Aoyama Trading Company, Ltd.	7,500	31,829
Aoyama Zaisan Networks Company, Ltd.	1,100	8,464
Aozora Bank, Ltd.	700	11,735
Appier Group, Inc.	3,500	17,556
Arakawa Chemical Industries, Ltd.	1,400	18,276
Arata Corp.	1,400	21,558
ARCHION Corp. (A)	10,400	18,485
ARCLANDS Corp.	1,770	20,973
Arcs Company, Ltd.	2,125	44,439
ARE Holdings, Inc.	1,800	32,845
Arealink Company, Ltd.	2,000	10,152
Argo Graphics, Inc.	4,000	29,859
Ariake Japan Company, Ltd.	400	12,386
Arisawa Manufacturing Company, Ltd.	600	9,731
Artience Company, Ltd.	1,100	29,423
As One Corp.	2,000	27,926
Asahi Company, Ltd.	800	6,359
Asahi Diamond Industrial Company, Ltd.	3,900	29,407
ASKA Pharmaceutical Holdings Company, Ltd.	800	11,384
ASKUL Corp.	200	1,469
Atsugi Company, Ltd. (A)	1,200	7,738
Aucnet, Inc.	4,400	37,225
Autobacs Seven Company, Ltd.	3,400	30,569
Avant Group Corp.	900	6,050
Avex, Inc.	2,800	20,712
Axial Retailing, Inc.	3,200	21,984
AZ-COM MARUWA Holdings, Inc.	3,100	15,301
Bando Chemical Industries, Ltd.	1,600	21,840
Bank of the Ryukyus, Ltd.	800	12,960
Belc Company, Ltd.	500	20,015
Bell System24 Holdings, Inc.	1,300	10,840
Belluna Company, Ltd.	3,300	19,296
Bic Camera, Inc.	3,800	38,718
BIPROGY, Inc.	2,000	52,665
Blue Zones Holdings Company, Ltd.	1,500	16,192
BML, Inc.	1,000	22,196

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bourbon Corp.	500	$9,605
Buffalo, Inc.	1,000	15,099
Bunka Shutter Company, Ltd.	1,600	18,976
Business Brain Showa-Ota, Inc.	2,100	12,893
C Uyemura & Company, Ltd.	500	85,195
CAC Holdings Corp.	900	9,678
Calbee, Inc.	1,300	23,597
Carlit Company, Ltd.	2,100	28,337
Cawachi, Ltd.	900	19,330
CCI Group, Inc.	9,000	56,952
Celsys, Inc.	1,100	12,797
Central Automotive Products, Ltd.	1,500	18,734
Central Glass Company, Ltd.	800	21,910
Central Security Patrols Company, Ltd.	700	11,105
Central Sports Company, Ltd.	600	8,730
Ceres, Inc.	600	7,771
Change Holdings, Inc. (C)	1,700	9,480
Charm Care Corp. KK	1,000	8,211
Chino Corp.	800	8,041
Chiyoda Company, Ltd.	800	4,824
Chiyoda Integre Company, Ltd.	800	15,761
Chori Company, Ltd.	800	19,015
Chudenko Corp.	1,300	43,593
Chuetsu Pulp & Paper Company, Ltd.	500	6,209
Chugai Ro Company, Ltd.	500	12,516
Chugin Financial Group, Inc.	4,500	85,967
Chugoku Marine Paints, Ltd.	1,400	28,803
Citizen Watch Company, Ltd.	2,300	34,556
CKD Corp.	2,400	112,868
Cleanup Corp.	2,100	11,809
CMK Corp.	3,700	15,099
COLOPL, Inc.	3,200	7,258
Colowide Company, Ltd.	3,200	36,262
Comture Corp.	1,000	7,920
Corona Corp.	300	1,784
Cosel Company, Ltd.	1,200	11,191
Cosmos Pharmaceutical Corp.	900	34,175
Cota Company, Ltd.	675	4,849
Create Restaurants Holdings, Inc. (C)	11,600	52,585
Create SD Holdings Company, Ltd.	1,100	22,026
Creek & River Company, Ltd.	800	6,516
Cresco, Ltd.	1,600	14,278
CTS Company, Ltd.	1,900	9,765
Curves Holdings Company, Ltd.	2,000	11,334
Cybozu, Inc.	900	12,578
Dai Nippon Toryo Company, Ltd.	1,200	9,897
Daicel Corp.	2,100	17,839
Dai-Dan Company, Ltd.	3,600	64,385
Daido Metal Company, Ltd.	1,900	19,818
Daido Steel Company, Ltd.	4,600	78,985
Daiei Kankyo Company, Ltd.	700	16,365
Daiichi Jitsugyo Company, Ltd.	1,200	22,676
Daiichi Kensetsu Corp.	1,300	26,831
Daiichikosho Company, Ltd.	2,800	29,526
Daiken Medical Company, Ltd.	400	1,019
Daiki Aluminium Industry Company, Ltd.	1,500	13,818
Daikoku Denki Company, Ltd.	800	11,022
Daikokutenbussan Company, Ltd.	300	7,855
Daikyonishikawa Corp.	1,900	11,747
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,200	7,795
Daio Paper Corp.	4,200	23,814
Daiseki Company, Ltd.	1,360	33,005
Daishi Hokuetsu Financial Group, Inc.	2,500	32,984
Daishinku Corp.	1,600	8,774
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daito Pharmaceutical Company, Ltd.	1,540	$11,701
Daitron Company, Ltd.	1,200	27,443
Daiwa Industries, Ltd.	2,000	20,255
Daiwabo Holdings Company, Ltd.	2,900	61,793
DCM Holdings Company, Ltd.	5,100	47,956
DeNA Company, Ltd.	1,100	16,632
Denka Company, Ltd.	3,400	91,682
Dentsu Soken, Inc.	1,700	22,497
Denyo Company, Ltd.	900	20,106
Dexerials Corp.	2,700	71,864
DIC Corp.	2,700	80,513
Digital Garage, Inc.	1,700	19,958
Digital Hearts Holdings Company, Ltd.	900	4,071
Dip Corp.	1,400	16,080
DKK Company, Ltd.	1,000	18,794
DKS Company, Ltd.	400	30,770
DMG Mori Company, Ltd.	3,100	67,283
Doshisha Company, Ltd.	1,000	17,537
Doutor Nichires Holdings Company, Ltd.	1,000	16,714
Dowa Holdings Company, Ltd.	400	21,607
DTS Corp.	5,200	32,118
Duskin Company, Ltd.	1,600	42,946
DyDo Group Holdings, Inc.	600	9,858
Eagle Industry Company, Ltd.	1,300	23,001
Earth Corp.	400	11,554
Ebara Jitsugyo Company, Ltd.	1,600	24,247
Ebase Company, Ltd.	1,200	2,959
EDION Corp.	2,700	37,501
eGuarantee, Inc.	2,000	21,268
Eizo Corp.	1,600	24,576
Elan Corp.	700	3,219
Elecom Company, Ltd.	1,600	17,645
EM Systems Company, Ltd.	1,400	4,229
en-japan, Inc.	800	5,619
eRex Company, Ltd.	1,900	8,728
ES-Con Japan, Ltd.	1,500	9,968
ESPEC Corp.	800	21,034
Exedy Corp.	700	25,089
EXEO Group, Inc.	5,200	88,925
Ezaki Glico Company, Ltd.	2,000	65,710
FCC Company, Ltd.	1,100	23,104
FDK Corp. (A)	300	915
Feed One Company, Ltd.	1,600	12,111
Ferrotec Corp.	2,000	119,589
Financial Partners Group Company, Ltd.	1,100	10,489
Fixstars Corp. (C)	2,300	33,648
FP Corp.	1,100	17,575
France Bed Holdings Company, Ltd.	2,200	16,675
Fudo Tetra Corp.	1,080	18,228
Fuji Company, Ltd.	800	9,788
Fuji Corp., Ltd.	1,300	6,102
Fuji Kyuko Company, Ltd.	800	12,581
Fuji Oil Company, Ltd. (Osaka)	1,400	34,149
Fuji Pharma Company, Ltd.	1,400	17,254
Fuji Seal International, Inc.	2,100	36,770
Fujibo Holdings, Inc.	2,100	55,515
Fujicco Company, Ltd.	1,500	13,806
Fujikura Kasei Company, Ltd.	2,000	12,849
Fujimi, Inc.	2,400	68,512
Fujisash Company, Ltd.	490	2,141
Fujita Kanko, Inc.	1,000	11,779
Fujiya Company, Ltd.	500	7,241
Fukuda Corp.	400	9,128
Fukuda Denshi Company, Ltd.	700	48,675
Fukui Computer Holdings, Inc.	300	5,708

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuyama Transporting Company, Ltd.	1,000	$34,176
FULLCAST Holdings Company, Ltd.	1,000	9,308
Funai Soken Holdings, Inc.	3,600	23,677
Furuno Electric Company, Ltd.	800	28,323
Furuya Metal Company, Ltd.	900	45,698
Furyu Corp.	1,300	10,953
Fuso Chemical Company, Ltd.	3,000	84,363
Fuso Pharmaceutical Industries, Ltd.	500	6,470
Futaba Corp.	1,600	5,489
Futaba Industrial Company, Ltd.	3,400	19,772
Future Corp.	2,400	22,656
Fuyo General Lease Company, Ltd.	1,200	31,268
G-7 Holdings, Inc.	2,000	16,889
GA Technologies Company, Ltd. (A)	2,000	16,639
Gakken Holdings Company, Ltd.	1,600	9,835
Galilei Company, Ltd.	1,000	20,398
Gecoss Corp.	400	3,809
Genky DrugStores Company, Ltd.	900	18,760
Geo Holdings Corp.	1,900	23,675
Gift Holdings, Inc.	700	18,082
GLOBERIDE, Inc.	1,200	17,296
Glory, Ltd.	2,100	50,817
GMO Financial Gate, Inc.	400	16,901
GMO Financial Holdings, Inc.	1,600	9,732
GMO GlobalSign Holdings KK	500	6,088
GMO internet group, Inc.	1,900	39,282
GMO Payment Gateway, Inc.	500	28,591
GMS Group Company, Ltd.	3,200	7,085
Goldcrest Company, Ltd.	990	19,898
Goldwin, Inc.	1,200	16,122
Grems, Inc.	800	11,976
GS Yuasa Corp.	3,000	120,956
G-Tekt Corp.	1,200	15,330
Gun-Ei Chemical Industry Company, Ltd.	400	11,282
GungHo Online Entertainment, Inc.	800	10,792
Gunze, Ltd.	1,600	38,173
H.U. Group Holdings, Inc.	1,600	32,507
H2O Retailing Corp.	2,600	45,926
Hagihara Industries, Inc.	800	8,485
Hakudo Company, Ltd.	600	12,555
Hakuhodo DY Holdings, Inc.	5,800	41,085
Halows Company, Ltd.	600	13,752
Hamakyorex Company, Ltd.	2,800	31,401
Hanwa Company, Ltd.	7,500	78,726
Hazama Ando Corp.	5,490	60,899
Heiwado Company, Ltd.	500	7,784
Hennge KK	1,000	7,044
Hiday Hidaka Corp.	600	9,413
HI-LEX Corp.	600	7,466
Hioki EE Corp.	500	37,879
Hirano Tecseed Company, Ltd.	1,100	12,509
Hirogin Holdings, Inc.	4,400	57,299
Hiroshima Gas Company, Ltd.	4,900	11,776
HIS Company, Ltd.	2,500	15,053
Hisaka Works, Ltd.	2,000	21,310
Hochiki Corp.	1,800	21,634
Hokkaido Electric Power Company, Inc. (C)	5,900	33,823
Hokkaido Gas Company, Ltd.	3,000	14,000
Hokkan Holdings, Ltd.	1,000	14,374
Hokko Chemical Industry Company, Ltd.	700	9,272
Hokuetsu Corp.	4,900	26,554
Hokuriku Electric Power Company	7,400	39,766
Hokuto Corp.	1,600	17,991
H-One Company, Ltd.	1,000	9,438
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Honeys Holdings Company, Ltd.	1,350	$11,573
Hoosiers Holdings Company, Ltd.	2,100	15,430
Hosiden Corp.	1,700	28,492
Hosokawa Micron Corp.	600	18,229
House Foods Group, Inc.	1,000	23,046
HS Holdings Company, Ltd.	1,000	7,118
IBJ, Inc.	1,800	8,640
Ichibanya Company, Ltd.	3,900	21,035
Ichigo, Inc.	4,100	11,114
Ichikoh Industries, Ltd.	2,300	7,133
Ichiyoshi Securities Company, Ltd.	1,200	10,463
Icom, Inc.	500	9,438
IDEC Corp.	1,600	32,346
IDOM, Inc.	1,300	10,924
Iino Kaiun Kaisha, Ltd.	2,900	24,965
Imasen Electric Industrial	500	2,823
Imuraya Group Company, Ltd.	300	4,369
Inaba Denki Sangyo Company, Ltd.	4,200	70,703
Inaba Seisakusho Company, Ltd.	200	2,184
Inabata & Company, Ltd.	2,000	47,968
Ines Corp.	900	11,852
INFRONEER Holdings, Inc.	1,700	28,173
Insource Company, Ltd.	300	1,132
Intage Holdings, Inc.	468	4,983
Internet Initiative Japan, Inc.	2,400	47,366
Inui Global Logistics Company, Ltd.	1,600	14,183
IR Japan Holdings, Ltd.	400	1,747
Iriso Electronics Company, Ltd.	1,000	18,061
Iseki & Company, Ltd.	1,200	12,922
Ishihara Sangyo Kaisha, Ltd.	2,100	37,117
ITFOR, Inc.	1,000	9,867
ITmedia, Inc.	900	6,397
Ito En, Ltd.	1,900	34,306
Itochu Enex Company, Ltd.	2,700	33,267
Itoham Yonekyu Holdings, Inc.	1,100	31,798
Itoki Corp.	2,100	34,449
IwaiCosmo Holdings, Inc.	900	22,249
Iwatani Corp.	5,000	58,813
Izumi Company, Ltd.	4,200	24,875
J Front Retailing Company, Ltd.	800	17,922
J Trust Company, Ltd.	6,286	31,748
Jaccs Company, Ltd.	900	19,594
Jade Group, Inc.	400	3,797
JAFCO Group Company, Ltd.	1,200	17,555
JANOME Corp.	1,200	9,552
Japan Airport Terminal Company, Ltd.	1,200	37,438
Japan Aviation Electronics Industry, Ltd.	2,300	33,013
Japan Cash Machine Company, Ltd.	700	4,276
Japan Communications, Inc. (A)	15,200	10,129
Japan Elevator Service Holdings Company, Ltd.	4,000	42,963
Japan Investment Adviser Company, Ltd.	2,000	25,172
Japan Lifeline Company, Ltd.	3,000	23,965
Japan Material Company, Ltd.	2,900	46,711
Japan Medical Dynamic Marketing, Inc.	900	4,891
Japan Petroleum Exploration Company, Ltd.	4,200	41,163
Japan Property Management Center Company, Ltd.	800	6,320
Japan Pulp & Paper Company, Ltd.	6,000	39,634
Japan Securities Finance Company, Ltd.	3,300	47,713
Japan Transcity Corp.	3,100	21,552
Japan Wool Textile Company, Ltd.	1,500	15,833
JBCC Holdings, Inc.	2,400	18,429
JCU Corp.	800	38,142

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Jeol, Ltd.	1,500	$69,574
JGC Holdings Corp.	2,800	43,602
JINS Holdings, Inc.	300	14,879
JINUSHI Company, Ltd.	1,200	21,309
JM Holdings Company, Ltd.	1,200	9,040
JMS Company, Ltd.	500	1,371
J-Oil Mills, Inc.	1,200	15,090
Joshin Corp.	1,100	26,663
Joyful Honda Company, Ltd.	1,900	26,499
JSB Company, Ltd.	800	44,292
JSP Corp.	800	12,338
JTEKT Corp.	4,000	49,612
Juki Corp.	1,400	4,498
Juroku Financial Group, Inc.	6,500	94,095
Justsystems Corp.	800	18,088
JVCKenwood Corp.	6,770	47,320
JX Advanced Metals Corp.	910	25,115
K&O Energy Group, Inc.	1,600	18,809
Kaga Electronics Company, Ltd.	1,200	31,323
Kagome Company, Ltd.	2,300	37,289
Kakaku.com, Inc.	2,500	52,247
Kaken Pharmaceutical Company, Ltd.	1,200	28,402
Kamakura Shinsho, Ltd.	1,200	3,529
Kameda Seika Company, Ltd.	2,100	15,771
Kamei Corp.	1,300	27,405
Kanaden Corp.	1,100	17,130
Kanadevia Corp.	5,500	43,422
Kanagawa Chuo Kotsu Company, Ltd.	700	15,308
Kanamic Network Company, Ltd.	600	1,794
Kanamoto Company, Ltd.	600	19,726
Kaneka Corp.	1,400	49,364
Kanematsu Corp.	7,000	89,466
Kansai Paint Company, Ltd.	2,900	47,447
Kanto Denka Kogyo Company, Ltd.	2,000	44,480
Kasumigaseki Capital Company, Ltd.	300	12,500
Katitas Company, Ltd.	1,800	36,845
Kato Sangyo Company, Ltd.	1,100	40,407
Kato Works Company, Ltd.	400	3,069
Kawada Technologies, Inc.	1,800	14,554
KeePer Technical Laboratory Company, Ltd. (C)	500	8,385
Keihan Holdings Company, Ltd.	2,200	43,104
Keihanshin Building Company, Ltd.	4,000	26,780
Keikyu Corp.	3,000	27,232
Keio Corp.	8,800	40,555
Keisei Electric Railway Company, Ltd.	9,800	70,134
Kenko Mayonnaise Company, Ltd.	900	11,050
KH Neochem Company, Ltd.	1,500	27,565
Kimoto Company, Ltd.	3,000	4,268
King Jim Company, Ltd. (C)	1,400	6,561
Kissei Pharmaceutical Company, Ltd.	1,100	27,764
Ki-Star Real Estate Company, Ltd.	1,200	27,454
Kitz Corp.	1,500	23,621
Koa Corp.	1,700	30,857
Koatsu Gas Kogyo Company, Ltd.	3,000	20,273
Kobe Electric Railway Company, Ltd.	300	4,443
Kohnan Shoji Company, Ltd.	1,200	31,109
Kokuyo Company, Ltd.	2,900	14,256
Komatsu Matere Company, Ltd.	1,700	7,431
KOMEDA Holdings Company, Ltd.	2,000	34,191
Komeri Company, Ltd.	1,500	32,871
Komori Corp.	2,300	21,331
Kondotec, Inc.	1,300	12,143
Konica Minolta, Inc.	14,200	48,496
Konishi Company, Ltd.	3,100	28,328
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Konoike Transport Company, Ltd.	1,700	$28,458
Kose Holdings Corp. (C)	1,200	37,206
Koshidaka Holdings Company, Ltd.	1,500	8,878
Kotobuki Spirits Company, Ltd.	2,500	38,376
KRS Corp.	1,100	22,486
K's Holdings Corp.	5,700	66,887
Kumagai Gumi Company, Ltd.	4,200	37,178
Kumiai Chemical Industry Company, Ltd.	3,400	15,051
Kura Sushi, Inc. (C)	2,200	21,777
Kurabo Industries, Ltd.	300	18,568
Kuraray Company, Ltd.	7,100	73,292
Kureha Corp.	1,500	35,797
Kurimoto, Ltd.	1,000	8,529
Kusuri no Aoki Holdings Company, Ltd.	2,100	46,678
KYB Corp.	2,000	47,772
Kyodo Printing Company, Ltd.	2,000	19,486
Kyoei Steel, Ltd.	300	3,232
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	11,802
Kyokuyo Company, Ltd.	700	18,871
Kyorin Pharmaceutical Company, Ltd.	1,900	13,528
Kyoritsu Maintenance Company, Ltd.	2,800	52,457
Kyosan Electric Manufacturing Company, Ltd.	2,000	11,608
Kyushu Financial Group, Inc.	3,600	32,131
Kyushu Railway Company	2,400	51,699
LA Holdings Company, Ltd.	600	10,318
LEC, Inc.	1,600	9,153
Leopalace21 Corp.	6,400	25,755
Life Corp.	1,600	26,033
Lifedrink Company, Inc.	1,600	16,125
Lifenet Insurance Company (A)	2,300	22,122
LIFULL Company, Ltd.	3,800	4,608
Link And Motivation, Inc.	2,300	7,788
Lintec Corp.	1,900	83,813
Lion Corp.	5,300	55,921
Litalico, Inc.	1,300	12,678
Lixil Corp.	4,800	53,437
M&A Capital Partners Company, Ltd.	1,000	21,147
Mabuchi Motor Company, Ltd.	6,400	62,249
Maeda Kosen Company, Ltd.	2,200	23,920
Maezawa Holdings Company, Ltd.	1,221	10,573
Maezawa Kyuso Industries Company, Ltd.	1,800	16,641
Makino Milling Machine Company, Ltd. (A)	800	75,042
Management Solutions Company, Ltd.	1,300	10,431
Mani, Inc.	3,500	37,305
MarkLines Company, Ltd.	400	3,031
Mars Group Holdings Corp.	700	12,723
Marubun Corp.	200	2,052
Marudai Food Company, Ltd.	1,600	22,030
Marui Group Company, Ltd.	4,100	72,358
Maruichi Steel Tube, Ltd.	8,100	94,022
Marusan Securities Company, Ltd.	3,500	23,229
Marvelous, Inc.	1,400	3,651
Matsuda Sangyo Company, Ltd.	500	17,736
Matsui Securities Company, Ltd.	4,900	29,092
Matsuyafoods Holdings Company, Ltd.	200	5,878
Max Company, Ltd.	2,800	29,517
Maxell, Ltd.	2,200	29,049
Maxvalu Tokai Company, Ltd.	1,100	21,496
MEC Company, Ltd.	700	47,704
Media Do Company, Ltd.	600	4,843
Medikit Company, Ltd.	500	8,523
Medley, Inc. (A)	800	9,986
Megachips Corp.	400	26,295

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Megmilk Snow Brand Company, Ltd.	1,400	$31,263
Meidensha Corp.	800	49,013
MEITEC Group Holdings, Inc.	2,000	38,334
Meito Company, Ltd.	900	17,904
Menicon Company, Ltd.	2,500	25,578
METAWATER Company, Ltd.	1,600	33,023
Micronics Japan Company, Ltd.	800	84,930
Midac Holdings Company, Ltd.	500	6,278
Mie Kotsu Group Holdings, Inc.	3,700	12,014
Milbon Company, Ltd.	912	14,950
Miraini Holdings Company, Ltd.	1,000	13,789
MIRAIT ONE Corp.	4,240	101,326
Mirarth Holdings, Inc.	6,300	15,573
Miroku Jyoho Service Company, Ltd.	700	7,486
Mitani Corp.	2,000	31,154
Mitani Sekisan Company, Ltd.	1,600	15,162
Mitsuba Corp.	2,300	16,681
Mitsubishi Logistics Corp.	2,800	26,686
Mitsubishi Motors Corp. (C)	19,200	37,168
Mitsubishi Paper Mills, Ltd.	2,600	16,286
Mitsubishi Pencil Company, Ltd.	1,500	25,038
Mitsubishi Research Institute, Inc.	500	13,702
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	13,335
Mitsui DM Sugar Company, Ltd.	1,000	19,789
Mitsui High-Tec, Inc.	2,500	14,799
Mitsui Matsushima Holdings Company, Ltd.	1,500	13,891
Mitsui-Soko Holdings Company, Ltd.	2,700	56,392
Mitsuuroko Group Holdings Company, Ltd.	1,900	23,000
Miura Company, Ltd.	1,800	35,086
Mixi, Inc.	1,800	30,028
Mizuho Leasing Company, Ltd.	4,000	31,086
Mizuno Corp.	800	16,595
Mochida Pharmaceutical Company, Ltd.	900	17,728
Monex Group, Inc.	4,900	18,934
Morinaga & Company, Ltd.	3,000	47,934
Morinaga Milk Industry Company, Ltd.	12,000	93,686
Morita Holdings Corp.	2,200	33,001
MOS Food Services, Inc.	1,000	22,448
MrMax Holdings, Ltd.	1,700	8,029
Muninova Holdings, Inc.	8,600	23,339
m-up Holdings, Inc.	4,000	17,670
Musashi Seimitsu Industry Company, Ltd.	1,600	39,189
Nachi-Fujikoshi Corp.	600	22,170
Nafco Company, Ltd.	1,100	14,504
Nagano Keiki Company, Ltd.	800	22,471
Nagase & Company, Ltd.	12,000	86,811
Nagoya Railroad Company, Ltd.	6,500	73,893
Nakamuraya Company, Ltd.	300	5,834
Nakanishi, Inc.	2,600	47,948
Nakayama Steel Works, Ltd.	1,100	4,087
Namura Shipbuilding Company, Ltd.	1,152	25,495
NANKAI Company, Ltd.	3,000	52,582
Natori Company, Ltd.	700	8,323
NEC Capital Solutions, Ltd.	800	19,680
Neturen Company, Ltd.	2,300	18,232
Nextage Company, Ltd.	1,900	48,032
NH Foods, Ltd.	500	18,254
Nice Corp.	600	6,902
Nichias Corp.	2,900	71,172
Nichiban Company, Ltd.	700	8,074
Nichicon Corp.	400	10,403
Nichiden Corp.	600	9,522
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichiha Corp.	1,200	$22,622
Nichirei Corp.	4,600	61,588
Nichireki Group Company, Ltd.	1,200	15,513
Nichirin Company, Ltd.	1,040	25,965
Nifco, Inc.	1,400	41,932
Nihon Dempa Kogyo Company, Ltd.	2,500	53,655
Nihon Flush Company, Ltd.	1,000	4,459
Nihon House Holdings Company, Ltd.	1,000	1,857
Nihon Kagaku Sangyo Company, Ltd.	1,000	12,803
Nihon Kohden Corp.	3,600	31,768
Nihon M&A Center Holdings, Inc.	9,700	38,174
Nihon Parkerizing Company, Ltd.	3,900	40,886
Nihon Tokushu Toryo Company, Ltd.	1,000	14,501
Nikkiso Company, Ltd.	2,100	52,925
Nikkon Holdings Company, Ltd.	2,500	91,054
Nippn Corp.	1,600	27,596
Nippon Air Conditioning Services Company, Ltd.	1,600	15,697
Nippon Beet Sugar Manufacturing Company, Ltd.	900	26,464
Nippon Carbon Company, Ltd.	500	14,299
Nippon Chemical Industrial Company, Ltd.	700	20,328
Nippon Chemi-Con Corp.	1,100	37,801
Nippon Coke & Engineering Company, Ltd. (A)(C)	18,000	10,571
Nippon Concrete Industries Company, Ltd.	2,600	5,209
Nippon Denko Company, Ltd.	6,530	17,586
Nippon Densetsu Kogyo Company, Ltd.	2,100	57,076
Nippon Electric Glass Company, Ltd.	1,100	44,890
Nippon Gas Company, Ltd.	4,300	76,129
Nippon Hume Corp. (C)	2,600	17,011
Nippon Kayaku Company, Ltd.	5,300	65,307
Nippon Kodoshi Corp.	800	48,764
Nippon Light Metal Holdings Company, Ltd.	2,820	47,699
Nippon Paper Industries Company, Ltd.	4,600	36,240
Nippon Parking Development Company, Ltd.	8,400	13,005
Nippon Rietec Company, Ltd.	300	5,025
Nippon Seiki Company, Ltd.	1,300	19,840
Nippon Sharyo, Ltd.	600	11,721
Nippon Sheet Glass Company, Ltd. (A)	4,100	12,196
Nippon Shinyaku Company, Ltd.	1,800	44,572
Nippon Shokubai Company, Ltd.	3,200	41,243
Nippon Signal Company, Ltd.	3,000	29,176
Nippon Soda Company, Ltd.	1,200	26,255
Nippon Thompson Company, Ltd.	4,700	63,569
Nippon Yakin Kogyo Company, Ltd.	300	8,676
Nipro Corp.	6,700	65,029
Nishikawa Rubber Company, Ltd.	700	13,009
Nishimatsu Construction Company, Ltd.	1,500	49,217
Nishi-Nippon Financial Holdings, Inc.	2,200	56,567
Nishi-Nippon Railroad Company, Ltd.	2,400	43,183
Nishio Holdings Company, Ltd.	800	19,394
Nissan Shatai Company, Ltd.	3,400	19,911
Nissei ASB Machine Company, Ltd.	500	28,113
Nissha Company, Ltd.	2,300	19,492
Nisshin Seifun Group, Inc.	1,700	20,767
Nisshinbo Holdings, Inc.	4,768	73,550
Nisso Holdings Company, Ltd.	2,400	8,607
Nissui Corp.	9,200	72,811
Nitta Corp.	800	29,233
Nittetsu Mining Company, Ltd.	3,000	43,054
Nitto Kogyo Corp.	600	17,740
Nitto Kohki Company, Ltd.	1,000	10,428

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nitto Seiko Company, Ltd.	1,700	$8,053
Noevir Holdings Company, Ltd.	800	21,625
Nojima Corp.	9,600	78,510
NOK Corp.	900	16,142
Noritake Company, Ltd.	1,000	25,323
Noritsu Koki Company, Ltd.	3,000	37,455
Noritz Corp.	2,100	29,604
North Pacific Bank, Ltd.	12,900	89,174
NPR-RIKEN Corp.	1,200	28,789
NS Tool Company, Ltd.	800	4,567
NS United Kaiun Kaisha, Ltd.	100	3,981
NSD Company, Ltd.	2,200	33,427
NSK, Ltd.	4,200	29,677
NTN Corp.	18,400	45,473
Nxera Pharma Company, Ltd. (A)	800	4,896
Obara Group, Inc.	600	22,583
Odakyu Electric Railway Company, Ltd.	1,700	17,462
Ohsho Food Service Corp.	600	10,528
Oiles Corp.	1,380	23,589
Okabe Company, Ltd.	2,600	14,314
Okamoto Industries, Inc.	600	19,527
Okamura Corp.	2,000	28,253
Okasan Securities Group, Inc.	7,000	41,693
Oki Electric Industry Company, Ltd.	3,000	65,506
Okinawa Cellular Telephone Company	1,600	36,200
Okinawa Financial Group, Inc.	1,140	44,941
OKUMA Corp.	2,200	63,456
Okumura Corp.	1,200	41,764
Okuwa Company, Ltd.	1,000	4,702
Onoken Company, Ltd.	1,500	12,350
Onward Holdings Company, Ltd.	2,400	10,746
Open Up Group, Inc.	1,200	14,203
Optex Group Company, Ltd.	1,900	49,467
Optim Corp. (A)	700	1,709
Orient Corp.	3,180	16,687
Oriental Shiraishi Corp.	7,600	15,823
Oro Company, Ltd.	700	8,452
Osaka Organic Chemical Industry, Ltd.	800	29,727
Osaka Steel Company, Ltd. (A)	700	9,863
Osaki Electric Company, Ltd.	3,000	27,755
OSG Corp.	3,900	87,932
Oyo Corp.	1,300	22,306
Pacific Metals Company, Ltd.	1,100	14,806
PAL GROUP Holdings Company, Ltd.	2,800	25,327
PALTAC Corp.	1,200	49,182
Park24 Company, Ltd.	4,200	52,256
Pasona Group, Inc.	1,300	12,034
Penta-Ocean Construction Company, Ltd.	8,100	85,762
Persol Holdings Company, Ltd.	49,000	74,674
PIA Corp.	500	7,719
Pickles Holdings Company, Ltd.	800	5,458
Pigeon Corp.	5,500	70,177
PILLAR Corp.	500	33,703
Pilot Corp.	3,600	37,553
Piolax, Inc.	1,200	11,577
PKSHA Technology, Inc. (A)	500	8,284
Pole To Win Holdings, Inc.	2,000	3,982
Premium Group Company, Ltd.	900	11,577
Premium Water Holdings, Inc.	400	9,103
Press Kogyo Company, Ltd.	2,500	12,069
Prestige International, Inc.	5,000	19,927
Prima Meat Packers, Ltd.	1,500	21,770
Procrea Holdings, Inc.	2,344	53,987
Pronexus, Inc.	600	4,044
PS Construction Company, Ltd.	800	10,947
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Punch Industry Company, Ltd.	1,300	$4,012
QB Net Holdings Company, Ltd.	1,800	13,878
Qol Holdings Company, Ltd.	1,400	16,094
Quick Company, Ltd.	2,400	10,660
Raccoon Holdings, Inc.	800	2,857
Raito Kogyo Company, Ltd.	1,300	32,729
Raiznext Corp.	2,000	27,890
Rakus Company, Ltd.	6,700	39,244
Rasa Industries, Ltd.	3,000	38,273
Relo Group, Inc.	2,800	34,430
Rengo Company, Ltd.	8,600	75,247
RENOVA, Inc. (A)	1,400	8,541
Resorttrust, Inc.	4,800	51,494
Retail Partners Company, Ltd.	300	2,492
Rheon Automatic Machinery Company, Ltd.	1,500	13,610
Ricoh Leasing Company, Ltd.	800	30,209
Riken Keiki Company, Ltd.	700	16,094
Riken Vitamin Company, Ltd.	1,400	26,428
Rinnai Corp.	1,900	41,787
Rion Company, Ltd.	500	12,031
Riso Kyoiku Group Corp.	3,400	4,192
Rock Field Company, Ltd.	1,000	8,098
Rohto Pharmaceutical Company, Ltd.	1,600	23,478
Rokko Butter Company, Ltd.	600	3,946
Roland Corp.	700	17,859
Rorze Corp.	1,600	48,866
Round One Corp.	5,500	39,551
Royal Holdings Company, Ltd. (C)	1,200	9,025
Ryobi, Ltd.	1,400	22,507
Ryoden Corp.	800	19,738
Ryoyo Ryosan Holdings, Inc.	500	8,318
S Foods, Inc.	900	14,642
S&B Foods, Inc.	700	22,620
Sac's Bar Holdings, Inc.	600	2,770
Saibu Gas Holdings Company, Ltd.	1,500	20,822
Saizeriya Company, Ltd.	800	26,717
Sakai Chemical Industry Company, Ltd.	100	2,890
Sakai Moving Service Company, Ltd.	1,000	17,932
Sakata INX Corp.	1,200	17,601
Sakata Seed Corp.	500	12,875
Sala Corp.	3,000	19,876
San-A Company, Ltd.	1,400	27,708
San-Ai Obbli Company, Ltd.	2,700	34,795
Sangetsu Corp.	2,100	38,417
Sanken Electric Company, Ltd. (A)	900	64,197
Sanki Engineering Company, Ltd. (C)	3,600	66,328
Sankyo Company, Ltd.	3,400	33,169
Sankyo Frontier Company, Ltd.	600	8,355
Sankyo Seiko Company, Ltd.	3,200	15,164
Sankyo Tateyama, Inc.	2,500	9,682
Sankyu, Inc.	1,000	53,295
Sanoh Industrial Company, Ltd.	1,900	11,186
Sansan, Inc.	2,600	25,020
Sanshin Electronics Company, Ltd.	700	11,845
Santen Pharmaceutical Company, Ltd.	3,200	41,979
Sanyo Chemical Industries, Ltd.	600	18,139
Sanyo Denki Company, Ltd.	200	8,136
Sanyo Electric Railway Company, Ltd.	1,600	19,068
Sanyo Shokai, Ltd.	700	17,870
Sanyo Trading Company, Ltd.	2,400	11,572
Sato Corp.	1,700	24,917
Sawai Group Holdings Company, Ltd.	4,500	46,781
SBI ARUHI Corp.	500	2,418
SBS Holdings, Inc.	900	24,010

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Scroll Corp.	2,300	$23,117
Sega Sammy Holdings, Inc.	2,900	39,481
Seika Corp.	1,500	25,486
Seikagaku Corp.	1,700	7,524
Seikitokyu Kogyo Company, Ltd.	1,600	14,316
Seiko Group Corp.	2,800	140,752
Seino Holdings Company, Ltd.	1,400	22,684
Seiren Company, Ltd.	1,900	38,539
Sekisui Jushi Corp.	1,600	25,490
Sekisui Kasei Company, Ltd.	2,500	8,202
Senko Group Holdings Company, Ltd.	4,700	56,829
Senshu Electric Company, Ltd.	600	26,128
Senshu Ikeda Holdings, Inc.	8,000	48,589
Seria Company, Ltd.	2,100	47,029
Seven Bank, Ltd.	20,300	35,236
Sharp Corp. (A)	7,200	28,960
Shibaura Machine Company, Ltd.	600	16,757
Shibaura Mechatronics Corp.	1,500	43,844
Shibuya Corp.	800	21,984
SHIFT, Inc. (A)	4,500	18,779
Shikibo, Ltd.	1,100	6,931
Shikoku Electric Power Company, Inc.	5,200	47,212
Shikoku Kasei Holdings Corp.	3,400	74,736
Shima Seiki Manufacturing, Ltd.	1,200	6,399
Shimadaya Corp.	500	5,041
Shinagawa Refra Company, Ltd.	2,100	25,009
Shinanen Holdings Company, Ltd.	500	20,887
Shindengen Electric Manufacturing Company, Ltd.	500	11,746
Shin-Etsu Polymer Company, Ltd.	1,900	28,359
Shinko Shoji Company, Ltd.	1,900	18,622
Shinmaywa Industries, Ltd.	2,400	29,951
Shinnihon Corp.	600	7,663
Shinwa Company, Ltd.	700	13,846
Ship Healthcare Holdings, Inc.	2,600	34,726
Shizuoka Gas Company, Ltd.	2,500	19,311
SHO-BOND Holdings Company, Ltd.	4,000	30,839
Shochiku Company, Ltd.	200	12,971
Shoei Company, Ltd.	1,600	17,529
Showa Sangyo Company, Ltd.	1,000	20,881
SIGMAXYZ Holdings, Inc.	3,600	11,954
Siix Corp.	1,600	12,930
Simplex Holdings, Inc.	2,800	16,208
Sinfonia Technology Company, Ltd.	700	69,927
Sinko Industries, Ltd.	1,900	14,718
Sintokogio, Ltd.	1,900	14,099
Smaregi, Inc.	400	6,670
SMK Corp.	300	5,832
SMS Company, Ltd.	1,600	22,074
Socionext, Inc.	4,600	73,435
Sodick Company, Ltd.	2,400	28,888
Softcreate Holdings Corp.	1,400	14,970
Software Service, Inc.	200	13,182
Soken Chemical & Engineering Company, Ltd.	1,600	33,795
Sotetsu Holdings, Inc.	3,500	53,613
Sparx Group Company, Ltd.	1,480	20,136
S-Pool, Inc.	5,000	7,937
SRA Holdings	600	16,417
SRE Holdings Corp.	400	5,841
ST Corp.	700	6,426
St. Marc Holdings Company, Ltd.	800	12,387
Stanley Electric Company, Ltd.	2,600	56,413
Star Mica Holdings Company, Ltd.	2,200	21,885
Starts Corp., Inc.	1,300	36,375
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Starzen Company, Ltd.	1,800	$13,316
Strike Group Company, Ltd.	2,100	16,287
Studio Alice Company, Ltd.	900	10,285
Sugi Holdings Company, Ltd.	2,900	56,361
Sugimoto & Company, Ltd.	1,400	10,254
SUMCO Corp.	1,200	30,430
Sumida Corp.	1,600	13,614
Suminoe Company, Ltd. (C)	1,000	6,646
Sumitomo Osaka Cement Company, Ltd.	1,500	56,493
Sumitomo Rubber Industries, Ltd.	4,400	56,965
Sumitomo Seika Chemicals Company, Ltd.	2,500	19,677
Sun Frontier Fudousan Company, Ltd.	1,500	22,484
Sundrug Company, Ltd.	1,700	39,812
Suruga Bank, Ltd.	3,600	54,305
Suzuken Company, Ltd.	900	27,426
SWCC Corp.	1,200	101,926
Systena Corp.	12,200	29,844
Syuppin Company, Ltd.	1,200	8,048
T Hasegawa Company, Ltd.	600	11,818
Tachibana Eletech Company, Ltd.	1,360	27,196
Tachi-S Company, Ltd.	600	7,873
Tadano, Ltd.	5,000	39,383
Taihei Dengyo Kaisha, Ltd.	1,800	28,531
Taiheiyo Cement Corp.	2,500	61,618
Taiho Kogyo Company, Ltd.	1,200	7,947
Taikisha, Ltd.	1,800	55,447
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	500	7,452
Taiyo Holdings Company, Ltd.	4,000	122,780
Takamatsu Construction Group Company, Ltd.	1,000	22,232
Takaoka Toko Company, Ltd.	700	32,874
Takara Holdings, Inc.	1,300	18,004
Takara Standard Company, Ltd.	2,200	42,176
Takasago International Corp.	2,000	13,864
Takashimaya Company, Ltd.	3,900	60,258
Takeuchi Manufacturing Company, Ltd.	1,000	43,933
Tama Home Company, Ltd.	200	3,733
Tamron Company, Ltd.	4,800	34,279
Tamura Corp.	600	3,519
Tanseisha Company, Ltd.	1,100	9,264
Tayca Corp.	1,500	21,961
TDC Soft, Inc.	2,400	13,376
TechMatrix Corp.	2,000	21,116
Teijin, Ltd.	5,400	54,389
Teikoku Corp.	800	15,425
Teikoku Sen-I Company, Ltd.	1,200	25,262
Tekken Corp.	800	21,566
Tess Holdings Company, Ltd. (C)	2,400	13,972
The Akita Bank, Ltd.	1,100	46,697
The Awa Bank, Ltd.	900	40,426
The Bank of Iwate, Ltd.	4,400	55,972
The Bank of Nagoya, Ltd.	1,500	55,477
The Bank of Saga, Ltd.	1,000	32,670
The Chiba Kogyo Bank, Ltd.	1,500	22,176
The Chugoku Electric Power Company, Inc.	7,900	43,305
The Ehime Bank, Ltd.	2,100	27,843
The First Bank of Toyama, Ltd.	2,800	44,149
The Hyakugo Bank, Ltd.	9,600	117,866
The Hyakujushi Bank, Ltd.	3,200	50,768
The Keiyo Bank, Ltd.	4,400	67,704
The Kita-Nippon Bank, Ltd.	700	23,440
The Kiyo Bank, Ltd.	2,300	63,324
The Miyazaki Bank, Ltd.	5,000	65,892

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Monogatari Corp.	1,200	$35,189
The Musashino Bank, Ltd.	2,700	42,088
The Nanto Bank, Ltd.	4,000	43,726
The Nisshin Oillio Group, Ltd.	3,600	40,727
The Ogaki Kyoritsu Bank, Ltd.	1,600	72,244
The Oita Bank, Ltd.	4,500	67,361
The Okinawa Electric Power Company, Inc.	1,990	11,117
The Pack Corp.	2,400	20,015
The San-In Godo Bank, Ltd.	4,300	60,713
The Shiga Bank, Ltd.	8,500	137,304
The Shikoku Bank, Ltd.	2,800	52,161
The Shimizu Bank, Ltd.	500	7,303
The Sumitomo Warehouse Company, Ltd.	1,824	42,042
The Tochigi Bank, Ltd.	8,000	46,227
The Toho Bank, Ltd.	12,000	57,791
The Tohoku Bank, Ltd.	400	3,440
The Tottori Bank, Ltd.	400	3,860
The Towa Bank, Ltd.	2,900	26,209
The Yamagata Bank, Ltd.	2,000	43,803
The Yamanashi Chuo Bank, Ltd.	700	26,940
Tigers Polymer Corp.	1,000	6,057
TKC Corp.	1,300	27,378
Toa Corp. (Hyogo)	1,400	13,565
Toa Corp. (Tokyo)	1,300	16,805
Toagosei Company, Ltd.	4,300	46,318
Tobishima Holdings, Inc.	720	8,804
Tobu Railway Company, Ltd.	3,800	68,489
TOC Company, Ltd.	3,400	20,150
Tocalo Company, Ltd.	1,400	28,343
Toda Corp.	8,400	84,655
Toda Kogyo Corp. (A)	300	3,126
Toei Animation Company, Ltd.	2,200	32,960
Toei Company, Ltd.	500	17,787
Toenec Corp.	3,000	41,841
Toho Company, Ltd.	1,800	15,014
Toho Gas Company, Ltd.	5,200	38,985
Toho Holdings Company, Ltd.	1,300	31,262
Toho Zinc Company, Ltd. (A)	800	3,879
Tohoku Electric Power Company, Inc.	7,400	48,655
Tokai Carbon Company, Ltd.	6,700	71,291
Tokai Corp.	1,200	17,214
TOKAI Holdings Corp.	4,000	28,315
Tokai Rika Company, Ltd.	2,600	47,650
Tokai Tokyo Financial Holdings, Inc.	8,400	39,244
Token Corp.	210	16,420
Tokushu Tokai Paper Company, Ltd.	1,800	20,751
Tokuyama Corp.	1,800	54,693
Tokyo Base Company, Ltd.	900	1,908
Tokyo Electron Device, Ltd.	600	14,527
Tokyo Energy & Systems, Inc.	2,000	25,868
Tokyo Kiraboshi Financial Group, Inc.	9,088	101,697
Tokyo Rope Manufacturing Company, Ltd.	200	2,387
Tokyo Seimitsu Company, Ltd.	200	25,430
Tokyo Steel Manufacturing Company, Ltd.	700	7,281
Tokyo Tekko Company, Ltd.	1,200	13,509
Tokyo Theatres Company, Inc.	900	8,998
Tokyotokeiba Company, Ltd.	600	17,889
Tokyu Construction Company, Ltd.	3,900	28,354
Tomato Bank, Ltd.	1,100	10,149
Tomoku Company, Ltd.	500	11,965
TOMONY Holdings, Inc.	5,200	28,316
Tomy Company, Ltd.	2,900	57,055
Topre Corp.	700	11,479
Topy Industries, Ltd.	700	11,729
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Torex Semiconductor, Ltd.	700	$11,232
Toridoll Holdings Corp. (C)	1,200	28,341
Tosei Corp.	3,200	33,476
Toshiba TEC Corp.	1,100	19,364
Tosho Company, Ltd.	1,300	6,012
Totetsu Kogyo Company, Ltd.	1,000	26,089
Towa Pharmaceutical Company, Ltd.	1,500	35,294
Toyo Denki Seizo KK	600	7,243
Toyo Gosei Company, Ltd.	300	31,091
Toyo Kanetsu KK	800	12,083
Toyo Tanso Company, Ltd.	400	18,419
Toyo Tire Corp.	1,500	34,730
Toyo Wharf & Warehouse Company, Ltd.	600	6,848
Toyobo Company, Ltd.	4,093	40,671
Toyoda Gosei Company, Ltd.	2,300	72,937
Toyota Boshoku Corp.	2,100	27,656
TPR Company, Ltd.	2,800	24,175
Transaction Company, Ltd.	3,400	29,424
Transcosmos, Inc.	800	17,739
Tri Chemical Laboratories, Inc.	500	10,886
Trusco Nakayama Corp.	2,200	30,950
TS Tech Company, Ltd.	3,100	33,235
TSI Holdings Company, Ltd.	1,870	13,338
Tsubaki Nakashima Company, Ltd. (A)	2,300	5,583
Tsubakimoto Chain Company	3,600	57,143
Tsuburaya Fields Holdings, Inc.	2,100	18,019
Tsugami Corp.	1,600	80,519
Tsukishima Holdings Company, Ltd.	2,000	32,351
Tsukuba Bank, Ltd.	5,700	21,657
Tsumura & Company	2,600	59,534
Tsurumi Manufacturing Company, Ltd.	2,000	28,781
TV Asahi Holdings Corp.	500	9,712
UACJ Corp.	4,012	63,820
UBE Corp.	3,000	59,116
Ubicom Holdings, Inc.	500	2,942
Uchida Yoko Company, Ltd.	2,000	24,541
Umios Corp.	4,200	33,819
U-Next Holdings Company, Ltd.	1,500	15,242
Unipres Corp.	200	1,496
UNISOL Holdings Corp.	700	9,292
United Arrows, Ltd.	1,600	23,468
United Super Markets Holdings, Inc.	2,838	13,987
UNITED, Inc.	2,600	8,058
Universal Entertainment Corp. (A)	1,200	4,691
Ushio, Inc.	200	5,590
UT Group Company, Ltd.	22,500	24,080
V Technology Company, Ltd.	400	22,796
Valor Holdings Company, Ltd.	1,700	40,871
Valqua, Ltd.	1,000	44,701
Value HR Company, Ltd. (C)	1,200	10,896
ValueCommerce Company, Ltd.	900	2,523
Vector, Inc.	800	8,666
Vertex Corp.	2,200	17,934
Vision, Inc.	3,300	19,756
Visional, Inc. (A)	900	43,191
Vital KSK Holdings, Inc.	2,100	19,630
VT Holdings Company, Ltd.	6,600	18,288
Wacoal Holdings Corp.	800	21,739
Wacom Company, Ltd.	2,700	12,902
Wakachiku Construction Company, Ltd.	900	18,229
Wakita & Company, Ltd.	2,300	24,571
Warabeya Nichiyo Holdings Company, Ltd.	900	14,631
Watahan & Company, Ltd.	600	5,021
WDB Holdings Company, Ltd.	700	7,502

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Weathernews, Inc.	1,200	$14,804
Wellneo Sugar Company, Ltd.	1,100	17,539
West Holdings Corp.	716	10,564
Will Group, Inc.	1,200	7,671
WingArc1st, Inc.	200	2,891
World Company, Ltd.	1,400	13,796
World Holdings Company, Ltd.	600	9,112
Wowow, Inc.	600	3,685
Yahagi Construction Company, Ltd.	2,000	22,517
YAKUODO Holdings Company, Ltd.	700	7,206
YAMABIKO Corp.	800	18,786
YAMADA Consulting Group Company, Ltd.	1,100	11,237
Yamada Holdings Company, Ltd.	6,700	27,165
Yamae Group Holdings Company, Ltd.	1,000	17,640
Yamaguchi Financial Group, Inc.	3,000	53,085
Yamaha Corp.	4,500	31,846
Yamaichi Electronics Company, Ltd.	600	36,010
Yamazen Corp.	1,900	19,726
Yasuda Logistics Corp.	1,400	20,718
Yellow Hat, Ltd.	2,400	26,032
Yodoko, Ltd.	2,500	19,858
Yokogawa Bridge Holdings Corp.	1,000	17,546
Yokorei Company, Ltd.	2,900	37,407
Yokowo Company, Ltd.	100	3,822
Yondoshi Holdings, Inc.	1,300	15,581
Yonex Company, Ltd.	2,100	30,055
Yorozu Corp. (C)	1,800	9,232
Yoshinoya Holdings Company, Ltd.	2,500	48,147
Yuasa Company, Ltd.	700	22,892
Yukiguni Factory Company, Ltd.	1,000	6,940
Yurtec Corp.	2,000	29,950
Yushiro, Inc.	1,100	19,279
Zacros Corp.	3,200	27,350
Zenkoku Hosho Company, Ltd.	2,400	44,999
Zenrin Company, Ltd.	1,950	10,422
Zeon Corp.	3,800	55,545
ZERIA Pharmaceutical Company, Ltd.	1,200	15,100
ZIGExN Company, Ltd.	1,800	4,240
		26,560,806
Jersey, Channel Islands - 0.0%
B&M European Value Retail PLC	7,989	20,681
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	75,526
VP Bank AG, Class A	188	20,882
		96,408
Luxembourg - 0.6%
APERAM SA	1,921	93,431
Aroundtown SA (A)	45,909	122,046
Befesa SA (D)	1,789	60,990
d'Amico International Shipping SA	3,434	25,825
Eurofins Scientific SE	2,479	193,992
RTL Group SA	1,577	56,162
SES SA	18,894	154,930
Sword Group	278	9,113
		716,489
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,582
MGM China Holdings, Ltd.	8,000	10,377
Wynn Macau, Ltd.	29,200	18,837
		30,796
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	35,949
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mauritius - 0.0%
Capital, Ltd.	9,014	$12,491
Mongolia - 0.0%
Mongolian Mining Corp. (A)	12,000	9,564
Netherlands - 2.7%
Aalberts NV	2,473	110,411
Acomo NV	876	22,597
Aegon, Ltd.	5,618	47,811
Aegon, Ltd., NYRS	18,000	151,920
Akzo Nobel NV	4,187	284,739
Alfen N.V. (A)(D)	681	12,286
AMG Critical Materials NV	1,632	61,219
Arcadis NV	2,707	104,046
Argo Properties NV (A)	283	12,701
Basic-Fit NV (A)(D)	2,099	78,256
Brunel International NV (C)	1,169	8,803
Corbion NV	1,806	41,580
CTP NV (D)	2,932	53,509
Flow Traders, Ltd. (A)	1,631	48,087
ForFarmers NV	2,398	17,079
Fugro NV (C)	3,425	37,048
IMCD NV	1,458	131,837
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,244	27,903
Koninklijke BAM Groep NV	13,114	183,967
Koninklijke Heijmans NV	1,599	208,662
Koninklijke Vopak NV	2,696	140,388
Nedap NV	225	24,591
Pharming Group NV (A)	30,666	42,099
PostNL NV	18,017	18,958
PPHE Hotel Group, Ltd.	592	13,510
QIAGEN NV	4,940	191,099
Qiagen NV (New York Stock Exchange) (C)	10,094	394,682
Randstad NV	3,405	98,322
SBM Offshore NV	5,505	190,312
SIF Holding NV (A)	588	3,429
Signify NV (D)	5,215	99,589
Sligro Food Group NV	1,151	14,877
The Magnum Ice Cream Company NV (A)	4,408	76,588
The Magnum Ice Cream Company NV (New York Stock Exchange) (A)(C)	4,044	70,406
TKH Group NV	1,628	81,346
TomTom NV (A)	3,258	17,324
Van Lanschot Kempen NV	1,307	99,363
		3,221,344
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	9,490
Channel Infrastructure NZ, Ltd.	12,936	23,497
Delegat Group, Ltd.	1,200	2,622
Fletcher Building, Ltd. (A)	16,098	31,030
Freightways Group, Ltd.	5,690	45,003
Genesis Energy, Ltd.	9,966	14,680
Gentrack Group, Ltd. (A)	3,060	6,754
Hallenstein Glasson Holdings, Ltd.	3,354	19,038
Heartland Group Holdings, Ltd.	31,010	21,416
Investore Property, Ltd.	15,094	8,910
KMD Brands, Ltd. (A)	2,614	2,752
NZME, Ltd.	13,259	8,009
NZX, Ltd.	18,453	14,786
Oceania Healthcare, Ltd. (A)	41,920	18,099
Pacific Edge, Ltd. (A)	27,936	4,756
PGG Wrightson, Ltd.	819	1,047
Ryman Healthcare, Ltd. (A)	14,665	18,842
Sanford, Ltd.	2,767	11,067
Scales Corp., Ltd.	5,176	19,039

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Serko, Ltd. (A)	2,827	$2,329
Skellerup Holdings, Ltd.	7,637	28,639
SKY Network Television, Ltd.	6,265	11,648
SKYCITY Entertainment Group, Ltd. (A)	29,610	9,249
Summerset Group Holdings, Ltd.	5,636	27,885
The Warehouse Group, Ltd. (A)	9,894	3,223
Tourism Holdings, Ltd.	7,292	12,006
TOWER, Ltd.	10,300	10,940
Turners Automotive Group, Ltd.	2,680	12,633
Vista Group International, Ltd. (A)	7,682	10,245
Vulcan Steel, Ltd.	2,932	10,361
		419,995
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	17,422
Akastor ASA	6,104	8,368
Aker Solutions ASA	7,131	32,011
ArcticZymes Technologies ASA (A)	962	1,956
Atea ASA (A)	2,860	50,032
Austevoll Seafood ASA	1,111	8,693
Axactor ASA (A)(C)	20,373	10,200
B2 Impact ASA	8,867	21,528
BLUENORD ASA (A)	912	45,786
Bonheur ASA	1,411	32,807
Borregaard ASA	1,951	29,371
Bouvet ASA	3,002	13,031
BW Offshore, Ltd.	4,568	20,209
Cloudberry Clean Energy ASA (A)	5,431	6,850
DNO ASA	18,710	30,785
Elkem ASA (A)(D)	7,386	23,899
Elmera Group ASA (D)	5,860	27,533
Elopak ASA	2,737	9,725
Endur ASA	1,392	15,684
Europris ASA (D)	6,315	56,353
Grieg Seafood ASA (A)	2,264	6,266
Hexagon Composites ASA (A)	6,450	5,574
Hexagon Purus ASA (A)	221	268
Kid ASA (D)	1,128	13,610
Kitron ASA	6,826	73,802
Kongsberg Automotive ASA (A)	23,611	4,763
LINK Mobility Group Holding ASA (A)	9,965	25,502
Medistim ASA	352	8,157
MPC Container Ships ASA	15,398	39,475
Multiconsult ASA (D)	554	8,111
Norbit ASA (C)	1,136	19,469
Norske Skog ASA (A)(D)	1,815	7,800
Norwegian Air Shuttle ASA	11,101	16,522
Panoro Energy ASA (A)	3,699	9,590
Paratus Energy Services, Ltd.	4,712	22,003
Pareto Bank ASA	1,457	10,005
Pexip Holding ASA (A)	3,283	26,128
PhotoCure ASA (A)	2,625	15,739
SATS ASA (A)	5,362	22,716
Scatec ASA (A)(D)	4,993	49,048
Selvaag Bolig ASA	1,842	6,216
Solstad Maritime ASA	1,586	3,921
Sparebanken More	1,230	13,453
Zaptec ASA	2,322	11,315
		881,696
Peru - 0.1%
Hochschild Mining PLC	21,070	129,432
Portugal - 0.4%
Altri SGPS SA (C)	2,851	15,478
Corticeira Amorim SGPS SA	2,100	15,338
CTT-Correios de Portugal SA	4,239	28,033
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
Jeronimo Martins SGPS SA	5,716	$109,473
Mota-Engil SGPS SA (C)	5,636	30,027
NOS SGPS SA	4,757	27,426
REN - Redes Energeticas Nacionais SGPS SA	14,895	64,185
Semapa-Sociedade de Investimento e Gestao	429	9,955
Sonae SGPS SA	50,304	115,840
The Navigator Company SA (C)	6,459	23,819
		439,574
Singapore - 1.4%
AEM Holdings, Ltd.	9,191	76,099
ASMPT, Ltd.	1,600	49,323
Banyan Tree Holdings, Ltd.	19,800	8,343
Boustead Singapore, Ltd.	10,879	17,280
Bukit Sembawang Estates, Ltd.	11,000	40,166
Capitaland India Trust	50,467	39,853
China Aviation Oil Singapore Corp., Ltd.	14,400	20,389
City Developments, Ltd.	11,100	66,785
ComfortDelGro Corp., Ltd.	69,000	71,536
COSCO Shipping International Singapore Company, Ltd.	58,900	5,061
CSE Global, Ltd.	38,572	40,155
Delfi, Ltd.	21,900	15,283
Ezion Holdings, Ltd. (A)(B)	131,300	0
Far East Orchard, Ltd.	5,140	4,419
First Resources, Ltd.	19,300	46,410
Food Empire Holdings, Ltd.	10,920	20,077
Fraser and Neave, Ltd.	8,600	9,519
Frasers Property, Ltd.	16,800	13,904
Gallant Venture, Ltd. (A)	71,000	3,080
Geo Energy Resources, Ltd. (C)	37,800	13,592
Golden Agri-Resources, Ltd.	183,600	38,332
GuocoLand, Ltd.	10,400	17,140
Haw Par Corp., Ltd.	4,700	57,698
Ho Bee Land, Ltd.	11,400	17,986
Hong Fok Corp., Ltd.	20,100	14,563
Hong Leong Finance, Ltd.	12,900	24,842
Hyflux, Ltd. (A)(B)	24,000	0
iFAST Corp., Ltd.	3,400	23,253
IGG, Inc.	38,000	15,776
Indofood Agri Resources, Ltd.	25,000	6,847
Keppel Infrastructure Trust	112,549	46,563
Metro Holdings, Ltd.	31,600	11,482
Midas Holdings, Ltd. (A)(B)	86,000	0
Nanofilm Technologies International, Ltd.	6,500	6,116
NetLink NBN Trust	91,100	68,691
Oceanus Group, Ltd. (A)	1,035,500	2,412
Olam Group, Ltd.	28,200	26,467
OM Holdings, Ltd.	10,791	1,719
OUE, Ltd.	11,100	8,591
Oxley Holdings, Ltd. (A)(C)	27,222	1,620
Raffles Medical Group, Ltd.	35,758	25,298
Riverstone Holdings, Ltd.	32,900	21,762
SATS, Ltd.	12,300	43,167
SBS Transit, Ltd.	5,000	14,491
Seatrium, Ltd.	49,600	75,725
Sheng Siong Group, Ltd.	29,900	74,730
SIA Engineering Company, Ltd.	12,800	34,274
Singapore Land Group, Ltd.	7,100	17,597
Singapore Post, Ltd.	66,100	17,383
Stamford Land Corp., Ltd.	69,044	26,189
StarHub, Ltd.	25,600	20,447
Straits Trading Company, Ltd.	1,587	2,001
Swiber Holdings, Ltd. (A)(B)	15,000	0

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
The Hour Glass, Ltd.	10,100	$20,496
Thomson Medical Group, Ltd. (A)	212,000	8,537
UMS Integration, Ltd.	28,500	58,784
UOB-Kay Hian Holdings, Ltd.	19,316	55,054
UOL Group, Ltd.	7,800	57,489
Venture Corp., Ltd.	7,100	94,109
Wing Tai Holdings, Ltd.	21,205	25,245
Yeo Hiap Seng, Ltd.	1,129	506
		1,644,656
South Africa - 0.2%
Investec PLC	2,354	18,734
Pan African Resources PLC	130,880	165,858
		184,592
Spain - 2.3%
Acciona SA	456	144,472
Acerinox SA	7,076	124,051
Almirall SA	2,348	30,226
Amper SA (A)	153,222	36,457
Atalaya Mining Copper SA	5,652	61,366
Atresmedia Corp. de Medios de Comunicacion SA	4,211	22,966
Audax Renovables SA (A)	7,306	10,535
Bankinter SA	5,544	92,839
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
CIE Automotive SA	1,829	55,772
Construcciones y Auxiliar de Ferrocarriles SA	855	62,107
Corp ACCIONA Energias Renovables SA	1,077	28,527
Distribuidora Internacional de Alimentacion SA (A)	392	18,497
Ebro Foods SA	2,006	41,019
eDreams ODIGEO SA (A)	1,615	8,684
Elecnor SA	2,026	92,047
Enagas SA	9,373	181,470
Ence Energia y Celulosa SA (A)(C)	6,294	16,487
Faes Farma SA	11,446	60,041
Fluidra SA	2,959	66,962
Gestamp Automocion SA (D)	7,287	23,805
Global Dominion Access SA (D)	5,439	18,531
Grenergy Renovables SA (A)	760	99,413
Grifols SA (C)	7,462	76,429
Grupo Empresarial San Jose SA	2,194	22,390
Iberpapel Gestion SA	66	1,392
Indra Sistemas SA (C)	3,472	190,437
Laboratorios Farmaceuticos Rovi SA	950	62,778
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	37,811
Logista Integral SA	1,957	75,495
Mapfre SA	7,493	37,098
Melia Hotels International SA	4,842	67,281
Miquel y Costas & Miquel SA	664	10,433
Neinor Homes SA (A)(D)	1,318	24,804
Obrascon Huarte Lain SA (A)	27,496	14,352
Pharma Mar SA (A)	409	35,259
Promotora de Informaciones SA, Class A (A)	11,711	4,097
Prosegur Cash SA (D)	24,667	17,851
Realia Business SA (A)	17,710	20,864
Redeia Corp. SA	4,848	82,369
Sacyr SA	13,588	72,600
Solaria Energia y Medio Ambiente SA (A)	4,279	97,281
Soltec Power Holdings SA (A)(C)	2,101	2,095
Tecnicas Reunidas SA (A)	1,625	53,709
Tubacex SA	6,351	24,322
Unicaja Banco SA (D)	36,432	129,858
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Vidrala SA	914	$87,670
Viscofan SA	1,636	109,174
		2,654,123
Sweden - 2.6%
AcadeMedia AB (D)	3,665	38,099
AddLife AB, B Shares	3,551	59,882
AddNode Group AB	5,860	24,797
AFRY AB	3,857	41,581
Alimak Group AB (D)	3,056	37,459
Alleima AB	7,527	68,924
Alligo AB, Class B	2,270	31,192
Altra Fastigheter AB	6,996	49,839
Ambea AB (D)	3,505	54,091
Annehem Fastigheter AB, B Shares (A)	1,732	2,980
Apotea AB	2,798	21,422
AQ Group AB	2,525	57,317
Arjo AB, B Shares	10,690	27,112
Atrium Ljungberg AB, B Shares	4,450	12,080
Attendo AB (D)	5,286	66,915
Avarda Bank AB	1,395	25,817
Beijer Alma AB	1,857	56,908
Bergman & Beving AB	902	27,137
Betsson AB, B Shares	2,862	25,029
BHG Group AB (A)	2,406	5,410
Bilia AB, A Shares	2,411	36,043
Billerud AB	4,113	26,575
BioGaia AB, B Shares	1,563	18,844
BioInvent International AB (A)	1,035	2,642
Bonava AB, B Shares (A)	9,969	9,449
BoneSupport Holding AB (A)(D)	1,178	25,692
Boozt AB (A)(D)	1,813	27,681
Bravida Holding AB (D)	1,969	25,112
BTS Group AB, B Shares	346	6,174
Bufab AB	4,360	56,959
Bulten AB (A)	717	3,200
Bure Equity AB	1,400	38,530
Byggmax Group AB	3,711	17,920
Catella AB	2,217	4,712
Cellavision AB	999	14,049
Cibus Real Estate AB	1,681	25,592
Cint Group AB (A)	10,913	6,649
Clas Ohlson AB, B Shares	1,031	45,529
Cloetta AB, B Shares	10,640	53,985
Coor Service Management Holding AB (D)	5,027	26,197
Corem Property Group AB, B Shares	14,214	3,445
Corem Property Group AB, D Shares	408	9,641
Dios Fastigheter AB	5,109	33,808
Dometic Group AB (A)(D)	6,601	16,956
Dustin Group AB (A)(D)	59,748	10,037
Dynavox Group AB	2,821	17,083
Elanders AB, B Shares	1,468	6,821
Electrolux Professional AB, B Shares	9,620	42,037
Elekta AB, B Shares	10,578	53,939
Embracer Group AB (A)	3,216	20,939
Enea AB (A)	1,522	11,634
Fabege AB	1,506	11,546
Fagerhult Group AB	2,581	4,580
Fastighets AB Trianon	1,452	2,646
Fastighetsbolaget Emilshus AB, B Shares (A)	210	1,191
FastPartner AB, A Shares	2,697	10,587
G5 Entertainment AB	330	2,241
Granges AB	4,281	75,862
Green Landscaping Group AB (A)(D)	1,593	4,343
Hanza AB	2,698	40,159

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Heba Fastighets AB, Class B	4,570	$11,381
Hemnet Group AB	1,308	9,934
Hexatronic Group AB (A)	6,047	24,628
Hexpol AB	1,621	12,087
HMS Networks AB	323	16,829
Hoist Finance AB (D)	3,383	62,406
Hufvudstaden AB, A Shares	888	10,956
Humana AB	2,641	17,583
Husqvarna AB, B Shares	7,120	27,662
Instalco AB	7,730	30,518
Inwido AB	1,534	22,774
JM AB	2,484	33,874
Karnov Group AB (A)	2,803	19,679
K-fast Holding AB (A)	1,142	1,180
KNOW IT AB	1,459	11,861
Lime Technologies AB	558	11,413
Lindab International AB	2,753	37,018
Medcap AB (A)	576	31,155
MEKO AB	2,150	17,012
Mildef Group AB	1,241	23,640
MIPS AB	434	11,556
Modern Times Group MTG AB, B Shares (A)	2,851	35,992
Momentum Group AB	1,535	17,995
NCAB Group AB	8,358	72,482
NCC AB, B Shares	3,723	73,280
Nederman Holding AB	887	12,008
Net Insight AB, B Shares (A)	16,550	6,823
New Wave Group AB, B Shares	3,382	31,808
Nobia AB (A)	6,008	8,329
Nolato AB, B Shares	6,748	33,875
Note AB (A)	776	12,626
NP3 Fastigheter AB	1,226	33,710
OEM International AB, B Shares	2,670	46,058
Orron Energy AB (A)	7,422	5,745
Ovzon AB (A)	2,541	11,564
Platzer Fastigheter Holding AB, Series B	3,454	24,413
Pricer AB, B Shares (A)	11,102	3,851
Proact IT Group AB	1,428	18,239
Ratos AB, B Shares	8,255	28,322
RaySearch Laboratories AB	2,452	55,669
Rusta AB	2,162	17,925
RVRC Holding AB	2,758	16,040
Salix Group AB (A)	786	5,180
Samhallsbyggnadsbolaget i Norden AB (A)	40,938	14,903
Scandi Standard AB	2,160	32,404
Scandic Hotels Group AB (D)	6,887	64,171
Sdiptech AB, Class B (A)	738	18,525
Sensys Gatso Group AB (A)	293	1,450
SkiStar AB	2,041	33,483
Solid Forsakring AB	623	6,374
Stendorren Fastigheter AB (A)	1,288	23,264
Stillfront Group AB (A)	19,809	8,705
Storskogen Group AB, Class B	39,199	34,540
Svedbergs Group AB	1,818	12,100
Swedish Logistic Property AB, B Shares (A)	2,672	10,362
Synsam AB	3,085	17,189
Systemair AB	3,796	32,160
Truecaller AB, Class B	9,962	14,494
VBG Group AB, B Shares	1,018	33,372
Viaplay Group AB (A)	12,648	1,595
Vimian Group AB (A)	4,229	12,723
Vitec Software Group AB, B Shares	1,147	27,030
Vitrolife AB	979	8,863
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volati AB	786	$1,983
Wallenstam AB	2,883	11,705
Wihlborgs Fastigheter AB	3,907	30,322
XANO Industri AB, Class B (A)	694	3,315
		3,057,132
Switzerland - 7.5%
Accelleron Industries AG	3,791	389,322
Adecco Group AG	6,858	126,548
Allreal Holding AG	643	168,625
ALSO Holding AG	172	41,053
APG SGA SA	84	19,706
Arbonia AG (A)	2,962	13,048
Aryzta AG (A)	949	65,848
Ascom Holding AG	1,310	9,483
Autoneum Holding AG	130	17,380
Avolta AG (A)	2,343	156,529
Banque Cantonale de Geneve, Bearer Shares	1,420	59,729
Banque Cantonale Vaudoise	810	118,586
Barry Callebaut AG	94	129,983
Basilea Pharmaceutica AG (A)	284	18,754
Belimo Holding AG	376	422,766
Bell Food Group AG	138	30,551
Bellevue Group AG	467	3,953
Berner Kantonalbank AG	246	116,694
BKW AG	494	83,064
Bossard Holding AG, Class A	248	59,836
Bucher Industries AG	282	110,980
Burckhardt Compression Holding AG	126	73,731
Burkhalter Holding AG	68	12,953
Bystronic AG	74	13,041
Calida Holding AG	19	459
Carlo Gavazzi Holding AG (A)	38	6,816
Cembra Money Bank AG	1,219	142,689
Cham Swiss Properties AG	199	5,814
Cicor Technologies, Ltd. (A)	89	13,487
Cie Financiere Tradition SA, Bearer Shares	105	39,102
Clariant AG (A)	8,951	78,062
Coltene Holding AG	198	12,543
Daetwyler Holding AG, Bearer Shares	281	53,723
DKSH Holding AG	1,242	95,445
DocMorris AG (A)(C)	2,460	26,667
dormakaba Holding AG	1,280	82,704
EFG International AG (A)	3,750	75,178
Emmi AG	86	93,598
Feintool International Holding AG (A)	426	4,962
Fenix Outdoor International AG	225	9,501
Flughafen Zurich AG	824	254,894
Forbo Holding AG	39	35,904
Fundamenta Real Estate AG (A)	1,786	37,241
Galenica AG (D)	2,006	209,179
Georg Fischer AG	2,947	152,617
Gurit Holding AG, Bearer Shares (A)	220	11,270
Helvetia Baloise Holding AG	120	30,948
Hiag Immobilien Holding AG	237	39,783
Huber + Suhner AG	515	142,858
Hypothekarbank Lenzburg AG	3	15,219
Implenia AG	602	53,060
Inficon Holding AG	674	152,245
International Workplace Group PLC	36,159	88,738
Interroll Holding AG	30	47,293
Intershop Holding AG	270	57,648
Investis Holding SA	160	30,314
Julius Baer Group, Ltd.	2,031	175,478
Jungfraubahn Holding AG	213	68,996

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Kardex Holding AG	232	$64,982
Komax Holding AG (A)	228	12,087
Kudelski SA, Bearer Shares (A)	2,497	3,954
Landis+Gyr Group AG (A)	1,125	60,266
LEM Holding SA (A)	25	14,367
Logitech International SA (C)	1,774	166,827
Luzerner Kantonalbank AG	728	99,273
Medacta Group SA (D)	308	51,833
medmix AG (D)	877	8,570
Metall Zug AG, B Shares (A)	12	10,809
Mobilezone Holding AG	1,298	21,810
Mobimo Holding AG	295	126,822
Montana Aerospace AG (A)(D)	994	26,129
Naturenergie Holding AG	979	37,293
Novavest Real Estate AG (A)	469	22,994
OC Oerlikon Corp. AG	8,368	42,126
Peach Property Group AG (A)	515	2,733
Phoenix Mecano AG	38	19,281
Plazza AG, Class A	68	36,685
PolyPeptide Group AG (A)(D)	188	10,935
PSP Swiss Property AG	1,955	348,430
Rieter Holding AG (A)	4,628	17,000
Romande Energie Holding SA	850	50,950
Schweiter Technologies AG	58	21,164
SFS Group AG	738	121,630
Siegfried Holding AG (A)	1,743	152,522
SIG Group AG (A)	7,187	120,242
Softwareone Holding AG (A)	4,996	48,220
Softwareone Holding AG (Oslo Stock Exchange) (A)	1,633	15,801
Sonova Holding AG	205	48,655
St. Galler Kantonalbank AG	106	84,220
Stadler Rail AG	1,961	56,382
Sulzer AG	758	125,848
Sunrise Communications AG, Class A (A)	1,429	71,089
Swiss Prime Site AG	3,437	560,837
Swissquote Group Holding SA	4,450	208,734
Tecan Group AG	303	60,602
Temenos AG	2,248	183,909
The Swatch Group AG	1,140	55,345
The Swatch Group AG, Bearer Shares	980	239,501
TX Group AG	146	22,511
Valiant Holding AG	616	122,554
VAT Group AG (D)	101	88,569
Vaudoise Assurances Holding SA	19	18,491
Vetropack Holding AG	822	18,343
Vontobel Holding AG	1,192	108,223
VZ Holding AG	568	106,401
V-ZUG Holding AG	120	6,014
Walliser Kantonalbank	203	39,827
Warteck Invest AG	10	24,316
Ypsomed Holding AG	140	63,152
Zehnder Group AG	250	19,291
Zug Estates Holding AG, B Shares	16	41,583
Zuger Kantonalbank, Bearer Shares	9	114,174
		8,830,904
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	28,000	25,819
United Kingdom - 10.5%
4imprint Group PLC	1,359	66,467
A.G. Barr PLC	2,692	22,579
Aberdeen Group PLC	54,216	171,347
Accesso Technology Group PLC (A)	1,618	6,947
Advanced Medical Solutions Group PLC	6,389	23,706
AEP Plantations PLC	12,250	23,812
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AJ Bell PLC	13,681	$111,113
Alfa Financial Software Holdings PLC (D)	4,048	8,299
Allfunds Group PLC	4,365	41,951
AO World PLC (A)	10,559	12,823
Ashmore Group PLC	22,693	60,596
Ashtead Technology Holdings PLC	2,347	12,895
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	2,195
Auction Technology Group PLC (A)	1,706	9,285
Autotrader Group PLC (D)	9,964	65,980
Babcock International Group PLC	11,175	141,240
Balfour Beatty PLC	19,931	229,273
Barratt Redrow PLC	20,083	74,897
Beazley PLC	4,251	72,545
Bellway PLC	5,245	134,800
Bloomsbury Publishing PLC	4,265	35,184
Bodycote PLC	7,984	70,336
BRAEMAR PLC	1,328	4,200
Breedon Group PLC	8,626	33,829
Bridgepoint Group PLC (D)	12,395	43,146
Brooks Macdonald Group PLC	427	7,084
BTG Consulting PLC	1,681	2,576
Burberry Group PLC (A)	11,554	163,227
Bytes Technology Group PLC	9,584	48,104
Capita PLC (A)	2,416	8,811
Capricorn Energy PLC (A)	5,938	23,211
Card Factory PLC	14,688	13,072
Carillion PLC (A)(B)	35,521	0
Central Asia Metals PLC	8,189	14,405
Chemring Group PLC	13,921	94,600
Chesnara PLC	11,766	51,691
City of London Investment Group PLC	2,068	12,284
Clarkson PLC	462	25,521
Close Brothers Group PLC (A)	7,281	39,107
CMC Markets PLC (D)	7,009	42,525
Coats Group PLC	71,598	74,026
Computacenter PLC	2,915	165,060
ConvaTec Group PLC (D)	45,348	129,324
Costain Group PLC	17,043	46,950
Cranswick PLC	2,228	162,367
Crest Nicholson Holdings PLC	13,693	13,137
Croda International PLC	3,061	122,764
Currys PLC	46,489	98,456
CVS Group PLC	2,279	35,431
DFS Furniture PLC	12,509	22,737
DiscoverIE Group PLC	4,507	40,507
Domino's Pizza Group PLC	16,081	38,594
dotdigital Group PLC	12,814	7,175
Dr. Martens PLC	12,054	11,063
Drax Group PLC	14,589	147,193
Dunelm Group PLC	5,320	55,538
easyJet PLC	4,377	32,377
Ecora Royalties PLC	12,147	22,115
EKF Diagnostics Holdings PLC (A)	8,242	2,954
Elementis PLC	27,226	55,530
Energean PLC	5,147	46,676
EnQuest PLC	115,537	33,559
Essentra PLC	14,966	15,864
Everplay Group PLC	3,505	10,852
FDM Group Holdings PLC	4,489	6,168
Fevara PLC	2,599	4,687
Firstgroup PLC	26,489	66,074
Foresight Group Holdings, Ltd.	6,006	34,910
Forterra PLC (D)	10,957	19,667
Foxtons Group PLC	23,551	14,063

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Frasers Group PLC (A)	5,880	$56,142
Frontier Developments PLC (A)	1,107	6,280
Fuller Smith & Turner PLC, Class A	1,525	14,681
Funding Circle Holdings PLC (A)(D)	3,849	7,568
Future PLC	3,711	14,857
Galliford Try Holdings PLC	5,675	39,653
Games Workshop Group PLC	747	214,050
Gamma Communications PLC	3,729	41,568
GB Group PLC	7,074	18,513
Genel Energy PLC (A)	4,784	3,322
Genuit Group PLC	12,035	44,201
Gooch & Housego PLC	1,681	21,128
Goodwin PLC	85	18,444
Grainger PLC	32,286	72,612
Greggs PLC	1,563	33,196
Gulf Keystone Petroleum, Ltd.	11,237	26,161
Halfords Group PLC	4,413	13,488
Harbour Energy PLC	24,863	70,439
Harworth Group PLC	6,530	10,368
Hays PLC	21,782	9,004
Headlam Group PLC (A)	6,602	1,735
Helios Towers PLC (A)	52,850	140,421
Henry Boot PLC	5,301	11,665
Hikma Pharmaceuticals PLC	4,522	91,107
Hill & Smith PLC	3,753	136,645
Hilton Food Group PLC	3,867	26,401
Hollywood Bowl Group PLC	8,153	29,675
Howden Joinery Group PLC	12,134	134,894
Hunting PLC	6,301	37,041
Ibstock PLC (D)	19,043	23,192
ICG PLC	6,867	153,912
IG Group Holdings PLC	15,019	362,218
IMI PLC	2,707	106,640
Impax Asset Management Group PLC	4,165	5,454
Inchcape PLC	15,353	157,014
IntegraFin Holdings PLC	5,980	28,121
International Personal Finance PLC	12,526	41,218
IP Group PLC (A)	38,897	33,763
IQE PLC (A)	39,142	24,696
Ithaca Energy PLC	8,019	22,930
ITV PLC	154,019	164,533
J.D. Wetherspoon PLC	4,402	39,895
James Fisher & Sons PLC (A)	2,814	17,235
James Halstead PLC	11,052	18,616
JD Sports Fashion PLC	102,091	114,747
JET2 PLC	6,865	117,484
Johnson Matthey PLC	6,489	162,953
Johnson Service Group PLC	19,438	42,461
Jupiter Fund Management PLC	22,824	49,529
Kainos Group PLC	4,099	41,609
Keller Group PLC	2,943	103,507
Kier Group PLC	22,531	65,265
Kingfisher PLC	43,226	162,300
Knights Group Holdings PLC	2,269	5,621
Lancashire Holdings, Ltd.	8,617	73,761
Lion Finance Group PLC	1,249	187,818
LSL Property Services PLC	2,514	6,868
Luceco PLC (D)	4,959	17,907
M&C Saatchi PLC (A)	253	446
Macfarlane Group PLC	6,288	5,263
Man Group PLC	57,641	223,462
Marshalls PLC	3,831	7,621
Marston's PLC (A)	37,566	25,418
McBride PLC	14,770	30,586
ME Group International PLC	11,444	15,231
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mears Group PLC	4,066	$22,033
Melrose Industries PLC	18,876	119,026
Metro Bank Holdings PLC (A)	9,741	21,167
Midwich Group PLC	1,327	2,354
Mitchells & Butlers PLC (A)	13,654	44,208
Mitie Group PLC	58,272	115,383
MJ Gleeson PLC	2,770	9,019
Mondi PLC	10,335	93,828
MONY Group PLC	22,189	54,531
Moonpig Group PLC	11,812	37,539
Morgan Advanced Materials PLC	8,676	24,527
Morgan Sindall Group PLC	1,818	118,381
Mortgage Advice Bureau Holdings, Ltd.	1,276	8,718
MP Evans Group PLC	1,384	27,788
NCC Group PLC	17,294	27,731
Next 15 Group PLC	3,756	12,669
Ninety One PLC	15,140	42,334
Norcros PLC	6,666	25,977
Ocado Group PLC (A)	15,572	37,016
Odfjell Technology, Ltd.	828	4,579
On the Beach Group PLC (D)	5,451	12,638
OSB Group PLC	15,883	109,325
Pagegroup PLC	8,870	12,524
Paragon Banking Group PLC	8,507	86,569
PayPoint PLC (C)	2,683	20,415
Pearson PLC	7,798	123,921
Pennon Group PLC	19,735	121,905
Persimmon PLC	8,864	123,587
Pets at Home Group PLC	16,087	37,883
Pharos Energy PLC	16,636	5,457
Phoenix Spree Deutschland, Ltd. (A)	5,484	12,234
Pinewood Technologies Group PLC (A)	5,133	18,150
Polar Capital Holdings PLC	5,727	67,686
Porvair PLC	362	3,873
Premier Foods PLC	23,840	64,800
PZ Cussons PLC	13,141	18,144
QinetiQ Group PLC	20,327	113,951
Quilter PLC (D)	63,959	163,119
Rank Group PLC	7,303	9,192
Rathbones Group PLC	2,285	48,586
Reach PLC	10,533	7,305
Renew Holdings PLC	3,437	40,409
Rightmove PLC	19,504	113,459
Robert Walters PLC (A)	4,693	5,229
Rotork PLC	35,693	139,880
RS GROUP PLC	19,165	147,935
RWS Holdings PLC	1,824	1,729
S&U PLC	513	13,540
Sabre Insurance Group PLC (D)	10,582	24,443
Saga PLC (A)	4,637	39,399
Savannah Energy PLC (A)	53,744	3,928
Savills PLC	5,951	67,429
Schroders PLC	1,538	11,988
Senior PLC	17,000	64,982
Serco Group PLC	46,758	135,858
Serica Energy PLC	16,438	47,068
Severfield PLC (A)	11,941	5,462
SIG PLC (A)	64,105	6,734
SigmaRoc PLC (A)	18,853	31,994
Softcat PLC	5,154	125,516
Speedy Hire PLC	24,369	6,533
Spirax Group PLC	804	72,942
Spire Healthcare Group PLC (D)	13,646	38,904
SSP Group PLC	32,793	81,735
St. James's Place PLC	6,618	106,408

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SThree PLC	6,106	$12,788
STV Group PLC (A)	2,712	3,827
Synthomer PLC (A)	6,230	6,598
Tate & Lyle PLC	16,269	119,513
Tatton Asset Management PLC	1,955	19,298
Taylor Wimpey PLC	96,563	103,334
Team Internet Group PLC (A)	10,289	6,281
Telecom Plus PLC	2,698	26,502
The Berkeley Group Holdings PLC (A)	2,384	110,579
The Gym Group PLC (A)(D)	5,959	16,657
THG PLC (A)(C)	26,758	10,684
Topps Tiles PLC	15,591	7,398
TORM PLC, Class A	2,636	68,036
TP ICAP Group PLC	34,104	153,098
Trainline PLC (A)(D)	8,324	22,501
Travis Perkins PLC	9,597	70,320
Trifast PLC	7,237	6,736
TrustPilot Group PLC (A)(D)	3,193	10,995
Tullow Oil PLC (A)(C)	46,125	7,041
Vanquis Banking Group PLC (A)	13,396	20,712
Vertu Motors PLC	13,548	13,294
Vesuvius PLC	9,782	58,141
Victrex PLC	3,473	26,494
Vistry Group PLC (A)	6,637	22,605
Volex PLC	6,292	47,124
Volution Group PLC	10,705	86,929
Vp PLC	637	4,120
Watches of Switzerland Group PLC (A)(D)	10,654	100,287
Watkin Jones PLC (A)	10,502	2,574
WH Smith PLC	6,265	32,662
Whitbread PLC	3,877	122,747
Wickes Group PLC	13,094	32,596
Wilmington PLC	2,180	8,104
Xaar PLC (A)	5,629	8,589
XPS Pensions Group PLC	6,949	28,341
Young & Co's Brewery PLC	1,750	16,031
Young & Co's Brewery PLC, Class A	1,224	13,646
Zigup PLC	8,827	53,132
Zotefoams PLC	1,549	9,050
		12,418,974
United States - 0.7%
Brookfield Infrastructure Corp., Class A	2,488	95,910
Burford Capital, Ltd.	8,276	33,877
Coeur Mining, Inc.	5,261	85,986
Diversified Energy Company	1,929	26,239
Frontage Holdings Corp. (A)(D)	14,000	1,700
Keel Infrastructure Corp. (A)	5,584	32,052
Novonix, Ltd. (A)	11,595	1,215
PureTech Health PLC (A)	8,318	15,168
Reliance Worldwide Corp., Ltd.	33,532	90,711
Samsonite Group SA (D)	41,100	71,672
Sinch AB (A)(D)	14,762	57,899
SSR Mining, Inc. (A)	8,907	251,839
Sunococorp LLC	972	65,775
Viemed Healthcare, Inc. (A)	2,600	29,640
		859,683
TOTAL COMMON STOCKS (Cost $105,598,227)		$115,522,959
International Small Company Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.4%
Canada - 0.0%
Questerre Energy Corp., Series 2 (A)(B)	19,444	$137
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	53,264
Einhell Germany AG	219	17,333
FUCHS SE	2,954	129,105
Jungheinrich AG	2,336	61,766
Porsche Automobil Holding SE	3,579	110,546
Sixt SE	838	52,249
STO SE & Company KGaA	163	17,014
Villeroy & Boch AG	625	11,115
		452,392
TOTAL PREFERRED SECURITIES (Cost $464,215)		$452,529
WARRANTS - 0.0%
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	944
TOTAL WARRANTS (Cost $0)		$944
RIGHTS - 0.0%
Agnico Eagle Mines, Ltd. (Expiration Date: 6-18-36) (A)(E)	1,642	509
APAC Resources, Ltd. (Expiration Date: 7-6-26; Strike Price: HKD 1.45) (A)	10,233	13
Greencore Group PLC (Expiration Date: 1-16-29) (A)(B)(E)	5,579	148
Intercell AG (A)(B)(E)	3,233	0
TOTAL RIGHTS (Cost $871)		$670
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 3.6026% (F)(G)	286,262	2,862,447
TOTAL SHORT-TERM INVESTMENTS (Cost $2,862,864)		$2,862,447
Total Investments (International Small Company Trust) (Cost $108,926,177) - 100.7%		$118,839,549
Other assets and liabilities, net - (0.7%)		(833,438)
TOTAL NET ASSETS - 100.0%		$118,006,111
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	9	Long	Sep 2026	$1,423,868	$1,415,385	$(8,483)
						$(8,483)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.3%
Equity - 49.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,168,398	$40,882,259
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,984,841	27,281,449
Disciplined Value International Select ETF, JHETF (Boston Partners)	747,266	28,823,469
Disciplined Value Select ETF, JHETF (Boston Partners)	1,319,738	41,756,510
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,639,019	23,470,758
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	749,829	53,830,244
Global Equity, Class NAV, JHF II (MIM US) (B)	1,345,980	18,036,129
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,495,461	30,552,262
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	746,582	10,765,718
Mid Value, Series NAV, JHVIT (T. Rowe Price)	968,652	10,703,607
Multifactor Emerging Markets ETF, JHETF (DFA)	414,286	16,672,277
Multifactor Mid Cap ETF, JHETF (DFA)	222,058	16,645,468
Multifactor Small Cap ETF, JHETF (DFA)	158,338	7,688,893
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	410,986	7,788,179
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	7,390,847	153,877,431
		488,774,653
Fixed income - 41.9%
Bond, Class NAV, JHSB (MIM US) (B)	3,691,463	49,945,490
Core Bond ETF, JHETF (MIM US) (B)	7,412,434	187,204,727
Core Bond, Series NAV, JHVIT (Allspring Investments)	2,743,032	31,133,418
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,870,245	40,082,112
Global Senior Loan ETF, JHETF (CQS) (B)	1,444,938	35,559,924
High Yield, Class NAV, JHBT (MIM US) (B)	11,629,517	35,121,140
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,134,584	19,851,630
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,839,502	18,891,682
		417,790,123
Alternative and specialty - 3.4%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,068,795	14,492,861
Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Alternative and specialty (continued)
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	1,807,776	$18,981,646
		33,474,507
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $890,450,002)		$940,039,283
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%
U.S. Government - 5.7%
U.S. Treasury 1.250%, 04/15/2028	$15,266,892	15,018,707
U.S. Treasury Inflation Protected Securities
1.625%, 04/15/2030	19,064,486	18,831,656
2.125%, 04/15/2029	15,913,014	15,956,274
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	6,519,100	1,567,014
5.036%, 02/15/2054	8,949,500	2,257,467
5.076%, 11/15/2052	7,434,300	1,975,951
5.105%, 08/15/2051	3,680,600	1,034,458
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,971,154)		$56,641,527
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6026% (D)(E)	4,674	46,733
TOTAL SHORT-TERM INVESTMENTS (Cost $46,734)		$46,733
Total Investments (Lifestyle Balanced Portfolio) (Cost $948,467,890) - 100.0%		$996,727,543
Other assets and liabilities, net - (0.0%)		(440,685)
TOTAL NET ASSETS - 100.0%		$996,286,858
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 20.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	55,615	$1,945,966
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	248,209	2,268,632
Disciplined Value International Select ETF, JHETF (Boston Partners)	51,524	1,987,379
Disciplined Value Select ETF, JHETF (Boston Partners)	61,064	1,932,065
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	93,249	1,335,331
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	28,576	2,051,442
Global Equity, Class NAV, JHF II (MIM US) (B)	111,299	1,491,405
International Dynamic Growth, Class NAV, JHIT (Axiom)	102,773	2,099,645
Multifactor Emerging Markets ETF, JHETF (DFA)	15,427	620,835
Multifactor Mid Cap ETF, JHETF (DFA)	26,062	1,953,608
Multifactor Small Cap ETF, JHETF (DFA)	18,417	894,330
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	47,126	893,042
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	418,403	8,711,154
		28,184,834
Fixed income - 67.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,145,778	15,502,380
Core Bond ETF, JHETF (MIM US) (B)	1,507,908	38,082,970
Core Bond, Series NAV, JHVIT (Allspring Investments)	620,641	7,044,278
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,068,868	8,796,781
Global Senior Loan ETF, JHETF (CQS) (B)	336,848	8,289,829
High Yield, Class NAV, JHBT (MIM US) (B)	2,682,654	8,101,615
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	606,436	5,639,851
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	342,730	3,519,834
		94,977,538
Alternative and specialty - 2.5%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	335,527	3,523,032
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $124,528,093)		$126,685,404
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%
U.S. Government - 10.1%
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	$4,363,285	4,292,354
1.625%, 04/15/2030	5,462,893	5,396,175
2.125%, 04/15/2029	4,573,454	4,585,887
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,634,550)		$14,274,416
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6026% (C)(D)	9	94
TOTAL SHORT-TERM INVESTMENTS (Cost $93)		$94
Total Investments (Lifestyle Conservative Portfolio) (Cost $139,162,736) - 100.0%		$140,959,914
Other assets and liabilities, net - 0.0%		26,024
TOTAL NET ASSETS - 100.0%		$140,985,938
Lifestyle Conservative Portfolio (continued)
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 68.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,313,066	$290,874,190
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	15,276,358	139,625,910
Disciplined Value International Select ETF, JHETF (Boston Partners)	6,038,882	232,931,153
Disciplined Value Select ETF, JHETF (Boston Partners)	9,548,784	302,123,526
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,673,425	210,123,442
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,959,817	356,065,265
Global Equity, Class NAV, JHF II (MIM US) (B)	6,963,372	93,309,189
International Dynamic Growth, Class NAV, JHIT (Axiom)	12,131,611	247,848,813
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	8,473,241	122,184,130
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,698,416	118,217,498
Multifactor Emerging Markets ETF, JHETF (DFA)	3,370,564	135,642,955
Multifactor Mid Cap ETF, JHETF (DFA)	1,402,108	105,102,016
Multifactor Small Cap ETF, JHETF (DFA)	1,110,168	53,909,758
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,883,248	54,637,557
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	55,280,214	1,150,934,058
		3,613,529,460
Fixed income - 24.2%
Bond, Class NAV, JHSB (MIM US) (B)	13,842,426	187,288,030
Core Bond ETF, JHETF (MIM US) (B)	21,446,852	541,650,971
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,243,160	133,681,209
Global Senior Loan ETF, JHETF (CQS) (B)	4,433,498	109,108,386
High Yield, Class NAV, JHBT (MIM US) (B)	36,073,471	108,941,883
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,665,940	117,793,242
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,863,201	80,755,075
		1,279,218,796
Alternative and specialty - 3.8%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	8,789,598	119,186,948
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	7,615,500	79,962,745
		199,149,693
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,670,561,070)		$5,091,897,949

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security
1.250%, 04/15/2028	$48,649,558	$47,858,691
1.625%, 04/15/2030	60,546,139	59,806,697
2.125%, 04/15/2029	50,711,517	50,849,379
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	27,523,900	6,615,995
5.036%, 02/15/2054	37,831,700	9,542,858
5.076%, 11/15/2052	31,426,200	8,352,721
5.105%, 08/15/2051	15,590,000	4,381,678
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $191,717,152)		$187,408,019
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6026% (D)(E)	795	7,949
TOTAL SHORT-TERM INVESTMENTS (Cost $7,947)		$7,949
Total Investments (Lifestyle Growth Portfolio) (Cost $4,862,286,169) - 100.0%		$5,279,313,917
Other assets and liabilities, net - 0.0%		105,462
TOTAL NET ASSETS - 100.0%		$5,279,419,379
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 38.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	195,837	$6,852,347
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	799,159	7,304,312
Disciplined Value International Select ETF, JHETF (Boston Partners)	183,955	7,095,494
Disciplined Value Select ETF, JHETF (Boston Partners)	216,346	6,845,187
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	391,416	5,605,075
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	148,105	10,632,451
Global Equity, Class NAV, JHF II (MIM US) (B)	360,213	4,826,852
International Dynamic Growth, Class NAV, JHIT (Axiom)	370,976	7,579,037
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	188,409	2,716,857
Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Value, Series NAV, JHVIT (T. Rowe Price)	244,376	$2,700,358
Multifactor Emerging Markets ETF, JHETF (DFA)	63,872	2,570,426
Multifactor Mid Cap ETF, JHETF (DFA)	26,818	2,010,277
Multifactor Small Cap ETF, JHETF (DFA)	40,145	1,949,441
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	103,816	1,967,317
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,634,998	34,040,656
		104,696,087
Fixed income - 51.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,240,184	16,779,692
Core Bond ETF, JHETF (MIM US) (B)	2,447,587	61,815,033
Core Bond, Series NAV, JHVIT (Allspring Investments)	945,867	10,735,593
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,553,523	12,785,497
Global Senior Loan ETF, JHETF (CQS) (B)	478,165	11,767,641
High Yield, Class NAV, JHBT (MIM US) (B)	3,784,065	11,427,875
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	865,543	8,049,546
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	523,746	5,378,876
		138,739,753
Alternative and specialty - 3.3%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	260,842	3,537,012
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	515,193	5,409,524
		8,946,536
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $241,882,852)		$252,382,376
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security
1.250%, 04/15/2028	$4,816,585	4,738,284
1.625%, 04/15/2030	6,019,599	5,946,083
2.125%, 04/15/2029	5,020,466	5,034,114
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	937,000	225,229
5.036%, 02/15/2054	1,286,200	324,438
5.076%, 11/15/2052	1,067,700	283,782
5.105%, 08/15/2051	527,500	148,258
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,107,052)		$16,700,188
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6026% (D)(E)	7	67
TOTAL SHORT-TERM INVESTMENTS (Cost $66)		$67
Total Investments (Lifestyle Moderate Portfolio) (Cost $258,989,970) - 100.0%		$269,082,631
Other assets and liabilities, net - (0.0%)		(11,956)
TOTAL NET ASSETS - 100.0%		$269,070,675
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.1%
Communication services – 8.0%
Entertainment – 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	104,977	$9,987,512
Live Nation Entertainment, Inc. (A)	50,692	9,282,212
Roblox Corp., Class A (A)	65,478	3,560,694
Spotify Technology SA (A)	15,990	7,341,489
TKO Group Holdings, Inc.	10,717	2,157,439
		32,329,346
Interactive media and services – 2.3%
Reddit, Inc., Class A (A)	118,321	20,538,159
Media – 2.0%
EchoStar Corp., Class A (A)(B)	170,523	17,308,085
		70,175,590
Consumer discretionary – 16.0%
Hotels, restaurants and leisure – 9.7%
Airbnb, Inc., Class A (A)	102,855	14,718,551
Cava Group, Inc. (A)	93,251	7,318,338
DraftKings, Inc., Class A (A)	436,227	11,019,094
Life Time Group Holdings, Inc. (A)	367,946	15,026,915
Marriott International, Inc., Class A	36,759	13,622,518
Royal Caribbean Cruises, Ltd.	30,919	9,817,710
Viking Holdings, Ltd. (A)	121,945	12,763,983
		84,287,109
Specialty retail – 3.2%
Aritzia, Inc. (A)	136,114	15,009,250
Burlington Stores, Inc. (A)	13,337	4,225,162
Five Below, Inc. (A)	49,382	8,878,390
		28,112,802
Textiles, apparel and luxury goods – 3.1%
Amer Sports, Inc. (A)	319,302	10,805,180
On Holding AG, Class A (A)	354,525	12,557,276
Tapestry, Inc.	27,210	3,983,000
		27,345,456
		139,745,367
Consumer staples – 0.5%
Beverages – 0.5%
Monster Beverage Corp. (A)	47,480	4,563,778
Energy – 2.5%
Oil, gas and consumable fuels – 2.5%
Cameco Corp.	74,875	7,626,768
Targa Resources Corp.	53,987	14,476,074
		22,102,842
Financials – 4.9%
Capital markets – 4.9%
Evercore, Inc., Class A	37,803	12,907,456
Interactive Brokers Group, Inc., Class A	100,950	8,786,688
KKR & Company, Inc.	80,267	7,366,905
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Robinhood Markets, Inc., Class A (A)	59,784	$5,995,140
Tradeweb Markets, Inc., Class A	72,898	7,265,015
		42,321,204
Health care – 10.7%
Biotechnology – 7.9%
Argenx SE, ADR (A)	10,587	9,822,301
Ionis Pharmaceuticals, Inc. (A)	59,041	4,681,361
Natera, Inc. (A)	134,683	36,559,700
REVOLUTION Medicines, Inc. (A)	56,430	10,568,210
United Therapeutics Corp. (A)	12,886	6,982,021
		68,613,593
Health care providers and services – 0.7%
The Ensign Group, Inc.	40,835	6,545,851
Life sciences tools and services – 1.6%
Illumina, Inc. (A)	78,975	13,886,174
Pharmaceuticals – 0.5%
Structure Therapeutics, Inc., ADR (A)	82,492	4,427,346
		93,472,964
Industrials – 17.8%
Aerospace and defense – 12.3%
Axon Enterprise, Inc. (A)	43,842	24,578,264
Carpenter Technology Corp.	45,462	28,042,780
FTAI Aviation, Ltd.	69,767	18,874,067
Howmet Aerospace, Inc.	54,790	14,730,839
Kratos Defense & Security Solutions, Inc. (A)	114,765	5,722,183
Rocket Lab Corp. (A)	149,172	15,163,334
		107,111,467
Commercial services and supplies – 1.0%
Clean Harbors, Inc. (A)	29,406	8,785,043
Construction and engineering – 2.6%
Comfort Systems USA, Inc.	11,536	22,863,775
Electrical equipment – 1.7%
AMETEK, Inc.	24,934	6,032,532
Vertiv Holdings Company, Class A	25,928	8,681,213
		14,713,745
Trading companies and distributors – 0.2%
EquipmentShare.com, Inc., Class A (A)(B)	80,383	1,580,330
		155,054,360
Information technology – 31.0%
Electronic equipment, instruments and components – 13.4%
Celestica, Inc. (A)	54,664	19,941,427
Cognex Corp.	127,901	9,262,590
Coherent Corp. (A)	31,706	12,507,066
Corning, Inc.	137,132	35,027,627
Flex, Ltd. (A)	174,190	28,230,973
Keysight Technologies, Inc. (A)	35,061	12,273,804
		117,243,487
IT services – 4.3%
Cloudflare, Inc., Class A (A)	152,390	37,378,215
Semiconductors and semiconductor equipment – 3.9%
Cerebras Systems, Inc., Class A (A)(B)	48,001	10,608,221
MKS, Inc.	37,031	16,471,389
Monolithic Power Systems, Inc.	4,933	6,819,182
		33,898,792
Software – 6.8%
Datadog, Inc., Class A (A)	137,223	35,727,380
Samsara, Inc., Class A (A)	393,744	12,769,118

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Trimble, Inc. (A)	209,157	$10,704,655
		59,201,153
Technology hardware, storage and peripherals – 2.6%
Sandisk Corp. (A)	9,793	22,266,638
		269,988,285
Materials – 0.9%
Chemicals – 0.9%
The Sherwin-Williams Company	23,080	7,946,906
Utilities – 1.8%
Electric utilities – 1.8%
NRG Energy, Inc.	108,327	15,822,242
TOTAL COMMON STOCKS (Cost $631,545,955)		$821,193,538
PREFERRED SECURITIES – 0.3%
Information technology – 0.3%
Software – 0.3%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	1,463,605
Lookout, Inc., Series F (A)(C)(D)	211,003	869,332
		2,332,937
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$2,332,937
EXCHANGE-TRADED FUNDS – 4.6%
iShares Russell Mid-Cap Growth ETF (B)	136,838	20,034,452
Vanguard Mid-Cap Growth ETF (B)	65,163	19,959,427
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,886,866)		$39,993,879
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 1.4%
John Hancock Collateral Trust, 3.6026% (E)(F)	1,225,123	12,250,495
Repurchase agreement – 1.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-26 at 3.650% to be repurchased at $16,201,643 on 7-1-26, collateralized by $5,110,550 Federal Home Loan Mortgage Corp., 6.500% due 5-1-54 to 6-1-54 (valued at $5,387,883) and $10,860,485 Federal National Mortgage Association, 3.000% - 6.500% due 12-1-32 to 9-1-55 (valued at $11,136,118)	$16,200,000	16,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,451,257)		$28,450,495
Total Investments (Mid Cap Growth Trust) (Cost $703,954,363) – 102.3%		$891,970,849
Other assets and liabilities, net – (2.3%)		(19,749,153)
TOTAL NET ASSETS – 100.0%		$872,221,696
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 1.4%
Entertainment – 0.6%
Roku, Inc. (A)	45,431	$6,275,838
Warner Music Group Corp., Class A	50,640	1,370,825
		7,646,663
Interactive media and services – 0.2%
Pinterest, Inc., Class A (A)(B)	166,826	3,508,351
Media – 0.6%
Nexstar Media Group, Inc.	9,941	1,775,363
Sirius XM Holdings, Inc.	65,278	1,928,312
The New York Times Company, Class A	55,781	3,903,554
		7,607,229
		18,762,243
Consumer discretionary – 10.0%
Automobile components – 1.0%
Autoliv, Inc.	23,851	2,770,771
BorgWarner, Inc.	71,030	4,716,392
Gentex Corp.	73,744	1,863,511
Lear Corp.	17,348	2,325,673
The Goodyear Tire & Rubber Company (A)	99,538	656,951
Visteon Corp.	9,244	917,097
		13,250,395
Automobiles – 0.2%
Harley-Davidson, Inc.	36,453	891,640
Thor Industries, Inc.	18,214	1,368,964
		2,260,604
Broadline retail – 0.3%
Macy's, Inc.	91,331	2,150,845
Ollie's Bargain Outlet Holdings, Inc. (A)	21,006	1,614,941
		3,765,786
Diversified consumer services – 0.7%
Duolingo, Inc. (A)	13,934	1,602,689
Graham Holdings Company, Class B	1,158	1,321,764
Grand Canyon Education, Inc. (A)	9,080	1,299,439
H&R Block, Inc.	43,896	1,671,560
Service Corp. International	47,778	3,629,217
		9,524,669
Hotels, restaurants and leisure – 2.5%
Aramark	91,059	5,181,257
Boyd Gaming Corp.	19,048	1,682,510
Cava Group, Inc. (A)	34,669	2,720,823
Choice Hotels International, Inc. (B)	7,029	775,088
Churchill Downs, Inc.	22,929	2,055,356
Dutch Bros, Inc., Class A (A)	44,183	3,172,781
Hilton Grand Vacations, Inc. (A)	20,795	1,089,034
Hyatt Hotels Corp., Class A (B)	14,208	2,754,079
Planet Fitness, Inc., Class A (A)	27,401	1,429,510
Texas Roadhouse, Inc.	22,762	4,398,301
Travel + Leisure Company	21,616	1,652,111
Vail Resorts, Inc.	12,339	1,679,955
Wingstop, Inc.	9,431	1,635,430
Wyndham Hotels & Resorts, Inc.	25,923	2,182,976
		32,409,211
Household durables – 1.5%
KB Home	21,695	1,357,890
SharkNinja, Inc. (A)	24,504	3,731,224
Somnigroup International, Inc.	72,839	5,710,578
Taylor Morrison Home Corp. (A)	32,354	2,321,076
Toll Brothers, Inc.	32,796	5,403,141

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Whirlpool Corp.	22,448	$884,900
		19,408,809
Leisure products – 0.4%
Brunswick Corp.	22,500	1,895,400
Mattel, Inc. (A)	100,633	1,396,786
Polaris, Inc.	18,714	1,280,786
YETI Holdings, Inc. (A)	26,234	1,300,157
		5,873,129
Specialty retail – 2.9%
Abercrombie & Fitch Company, Class A (A)	15,493	1,394,525
AutoNation, Inc. (A)	8,691	1,614,701
Bath & Body Works, Inc.	69,737	1,613,017
Burlington Stores, Inc. (A)	21,758	6,892,934
Chewy, Inc., Class A (A)	83,179	1,634,467
Dick's Sporting Goods, Inc.	22,813	5,174,217
Five Below, Inc. (A)	19,148	3,442,619
Floor & Decor Holdings, Inc., Class A (A)	37,432	2,221,964
GameStop Corp., Class A (A)	142,848	3,154,084
Lithia Motors, Inc.	7,898	2,294,290
Murphy USA, Inc.	5,821	3,136,762
Penske Automotive Group, Inc.	6,375	1,140,806
RH (A)	5,367	884,106
The Gap, Inc.	77,174	1,441,610
Valvoline, Inc. (A)	44,165	1,746,284
		37,786,386
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	41,265	766,291
Columbia Sportswear Company	8,324	514,590
Crocs, Inc. (A)	17,207	2,075,852
PVH Corp.	15,955	1,184,818
VF Corp.	113,813	1,898,401
		6,439,952
		130,718,941
Consumer staples – 3.1%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	54,886	1,607,062
Coca-Cola Consolidated, Inc.	19,571	3,736,495
The Boston Beer Company, Inc., Class A (A)	2,589	458,331
		5,801,888
Consumer staples distribution and retail – 1.9%
Albertsons Companies, Inc., Class A	123,303	1,668,290
BJ's Wholesale Club Holdings, Inc. (A)	44,219	3,856,781
Maplebear, Inc. (A)	56,972	2,697,624
Performance Food Group Company (A)	54,399	6,081,264
Sprouts Farmers Market, Inc. (A)	32,567	2,754,517
U.S. Foods Holding Corp. (A)	76,261	7,797,687
		24,856,163
Food products – 0.6%
Darling Ingredients, Inc. (A)	55,035	3,006,012
Ingredion, Inc.	21,837	2,068,182
Pilgrim's Pride Corp.	14,831	416,899
Post Holdings, Inc. (A)	13,812	1,219,047
The Marzetti Company	7,027	802,202
		7,512,342
Personal care products – 0.1%
e.l.f. Beauty, Inc. (A)	20,449	1,513,226
		39,683,619
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 4.2%
Energy equipment and services – 1.2%
NOV, Inc.	124,280	$2,305,394
TechnipFMC PLC	138,067	9,153,842
Valaris, Ltd. (A)	22,303	1,619,198
Weatherford International PLC	24,907	2,029,921
		15,108,355
Oil, gas and consumable fuels – 3.0%
Antero Midstream Corp.	115,138	2,619,390
Antero Resources Corp. (A)	101,929	3,581,785
Chord Energy Corp.	19,496	2,228,393
CNX Resources Corp. (A)	48,993	1,662,332
DT Midstream, Inc.	35,327	5,183,884
HF Sinclair Corp.	53,064	3,695,908
Matador Resources Company	40,422	2,012,207
Murphy Oil Corp.	46,663	1,519,347
Ovintiv, Inc.	95,368	5,021,125
PBF Energy, Inc., Class A	29,088	1,324,086
Permian Resources Corp., Class A	272,549	5,017,627
Range Resources Corp.	81,594	3,034,481
Viper Energy, Inc., Class A	67,255	2,851,612
		39,752,177
		54,860,532
Financials – 14.1%
Banks – 5.7%
Associated Banc-Corp.	56,571	1,740,690
Bank OZK	35,535	1,851,018
Columbia Banking System, Inc.	100,247	3,212,916
Commerce Bancshares, Inc.	46,948	2,711,247
Cullen/Frost Bankers, Inc.	21,746	3,360,192
East West Bancorp, Inc.	47,441	6,124,159
First Financial Bankshares, Inc.	45,152	1,562,259
First Horizon Corp.	164,355	4,214,062
Flagstar Bank NA	103,924	1,552,625
FNB Corp.	123,270	2,351,992
Glacier Bancorp, Inc.	44,617	2,301,345
Hancock Whitney Corp.	28,105	2,100,006
Home BancShares, Inc.	64,866	1,851,924
International Bancshares Corp.	18,734	1,422,847
Old National Bancorp	119,081	3,084,198
Pinnacle Financial Partners, Inc.	52,083	5,254,133
Prosperity Bancshares, Inc.	34,925	2,550,573
SouthState Bank Corp.	33,822	3,378,818
Texas Capital Bancshares, Inc.	15,123	1,561,601
UMB Financial Corp.	24,732	3,530,740
United Bankshares, Inc.	47,608	2,181,875
Valley National Bancorp	165,024	2,417,602
Webster Financial Corp.	56,108	4,287,773
Western Alliance Bancorp	35,459	2,914,730
Wintrust Financial Corp.	23,357	3,753,937
Zions Bancorp NA	50,936	3,524,262
		74,797,524
Capital markets – 2.1%
Affiliated Managers Group, Inc.	9,146	3,095,006
Evercore, Inc., Class A	13,395	4,573,589
Federated Hermes, Inc.	25,079	1,384,862
Hamilton Lane, Inc., Class A	14,151	1,115,523
Houlihan Lokey, Inc.	18,776	2,518,425
Jefferies Financial Group, Inc.	56,635	2,830,617
Morningstar, Inc.	7,638	1,191,681
SEI Investments Company	31,654	2,776,372
Stifel Financial Corp.	53,122	3,706,322

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Carlyle Group, Inc.	89,752	$3,779,457
		26,971,854
Consumer finance – 0.7%
Ally Financial, Inc.	96,593	4,438,448
FirstCash Holdings, Inc.	13,359	2,889,819
SLM Corp.	65,308	1,694,090
		9,022,357
Financial services – 1.7%
Corebridge Financial, Inc.	83,827	2,399,967
Equitable Holdings, Inc.	97,488	4,277,773
Essent Group, Ltd.	31,912	2,051,303
Euronet Worldwide, Inc. (A)	12,262	897,456
MGIC Investment Corp.	73,238	2,065,312
Shift4 Payments, Inc., Class A (A)(B)	20,329	988,803
Toast, Inc., Class A (A)	170,552	4,744,757
Voya Financial, Inc.	31,397	2,842,370
WEX, Inc. (A)(B)	12,005	1,693,785
		21,961,526
Insurance – 3.3%
American Financial Group, Inc.	23,881	3,341,907
Brighthouse Financial, Inc. (A)	19,802	1,253,467
CNO Financial Group, Inc.	32,326	1,647,979
Fidelity National Financial, Inc.	87,615	4,131,923
First American Financial Corp.	35,287	2,420,335
Kinsale Capital Group, Inc.	7,587	2,502,268
Old Republic International Corp.	77,593	3,175,106
Primerica, Inc.	10,799	3,069,076
Reinsurance Group of America, Inc.	22,687	4,824,391
RenaissanceRe Holdings, Ltd.	14,764	4,678,712
RLI Corp.	31,836	1,880,553
Ryan Specialty Holdings, Inc. (B)	39,454	1,489,783
Selective Insurance Group, Inc.	20,732	2,011,211
The Hanover Insurance Group, Inc.	12,116	2,594,278
Unum Group	50,903	4,550,728
		43,571,717
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	253,754	5,673,939
Starwood Property Trust, Inc.	120,685	1,976,820
		7,650,759
		183,975,737
Health care – 8.4%
Biotechnology – 3.0%
Arrowhead Pharmaceuticals, Inc. (A)	48,778	3,975,895
BioMarin Pharmaceutical, Inc. (A)	66,933	3,829,906
Cytokinetics, Inc. (A)	47,016	4,005,293
Exelixis, Inc. (A)	87,042	4,735,955
Halozyme Therapeutics, Inc. (A)	41,075	3,214,940
Neurocrine Biosciences, Inc. (A)	34,820	5,868,389
Roivant Sciences, Ltd. (A)	156,141	5,525,830
United Therapeutics Corp. (A)	14,699	7,964,359
		39,120,567
Health care equipment and supplies – 1.2%
Dentsply Sirona, Inc.	69,371	736,026
Envista Holdings Corp. (A)	56,352	1,484,875
Globus Medical, Inc., Class A (A)	39,240	3,100,352
Haemonetics Corp. (A)	16,093	1,206,975
Lantheus Holdings, Inc. (A)	22,546	2,501,253
LivaNova PLC (A)	19,023	1,564,261
Penumbra, Inc. (A)	13,620	4,300,515
		14,894,257
Health care providers and services – 1.6%
Chemed Corp.	4,597	2,141,007
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Encompass Health Corp.	34,352	$3,472,300
HealthEquity, Inc. (A)	29,254	2,642,221
Hims & Hers Health, Inc. (A)	73,388	2,544,362
Option Care Health, Inc. (A)	54,378	1,140,307
Tenet Healthcare Corp. (A)	29,829	5,580,409
The Ensign Group, Inc.	20,071	3,217,381
		20,737,987
Health care technology – 0.1%
Doximity, Inc., Class A (A)(B)	46,338	961,050
Life sciences tools and services – 1.8%
Avantor, Inc. (A)	236,436	2,340,716
Bio-Rad Laboratories, Inc., Class A (A)	6,237	1,831,246
Bruker Corp.	38,482	2,315,847
Illumina, Inc. (A)	52,394	9,212,437
Medpace Holdings, Inc. (A)	7,813	4,137,687
Repligen Corp. (A)	18,362	2,505,311
Sotera Health Company (A)	91,839	1,630,142
		23,973,386
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	172,956	4,256,447
Jazz Pharmaceuticals PLC (A)	21,727	5,235,555
		9,492,002
		109,179,249
Industrials – 25.4%
Aerospace and defense – 4.5%
AeroVironment, Inc. (A)(B)	11,166	1,843,172
ATI, Inc. (A)	47,259	9,314,749
BWX Technologies, Inc.	31,726	6,175,466
Carpenter Technology Corp.	17,206	10,613,349
Curtiss-Wright Corp.	12,792	9,693,266
Hexcel Corp.	26,120	2,613,567
Kratos Defense & Security Solutions, Inc. (A)	64,937	3,237,759
Moog, Inc., Class A	9,848	4,173,976
StandardAero, Inc. (A)	65,607	1,962,305
Woodward, Inc.	20,633	8,778,104
		58,405,713
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	39,841	2,019,939
Building products – 1.9%
AAON, Inc.	23,543	2,986,665
Advanced Drainage Systems, Inc.	24,817	3,895,276
Carlisle Companies, Inc.	13,980	5,071,245
Fortune Brands Innovations, Inc.	41,310	2,267,919
Owens Corning	27,886	4,432,759
Simpson Manufacturing Company, Inc.	14,246	2,982,400
Trex Company, Inc. (A)	35,979	1,800,389
UFP Industries, Inc.	19,559	1,774,784
		25,211,437
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	17,202	5,139,098
MSA Safety, Inc.	12,566	2,193,772
RB Global, Inc.	64,514	7,512,655
Tetra Tech, Inc.	89,871	2,596,373
The Brink's Company	14,261	1,347,522
		18,789,420
Construction and engineering – 3.1%
AECOM	44,506	3,106,519
API Group Corp. (A)	133,521	5,654,614
Dycom Industries, Inc. (A)	10,395	5,255,608
Fluor Corp. (A)	48,367	2,533,947
IES Holdings, Inc. (A)	3,108	2,283,323

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	21,337	$8,877,472
Sterling Infrastructure, Inc. (A)	10,626	8,919,039
Valmont Industries, Inc.	6,723	3,883,205
		40,513,727
Electrical equipment – 2.6%
Acuity, Inc.	10,429	3,928,187
EnerSys	12,761	2,983,777
Nextpower, Inc., Class A (A)	51,416	6,125,702
nVent Electric PLC	56,002	9,498,499
Regal Rexnord Corp.	23,053	5,490,994
Sensata Technologies Holding PLC	50,362	2,404,282
Vicor Corp. (A)	8,092	3,073,180
		33,504,621
Ground transportation – 1.8%
Avis Budget Group, Inc. (A)(B)	5,872	868,058
Knight-Swift Transportation Holdings, Inc.	56,270	4,381,745
Landstar System, Inc.	11,749	2,429,811
Ryder System, Inc.	13,398	3,533,990
Saia, Inc. (A)	9,236	3,889,834
XPO, Inc. (A)	40,658	8,346,681
		23,450,119
Machinery – 5.5%
AGCO Corp.	20,812	2,491,196
Chart Industries, Inc. (A)	15,567	3,252,569
CNH Industrial NV	304,864	3,423,623
Crane Company	16,997	3,791,521
Donaldson Company, Inc.	40,105	3,600,226
Esab Corp.	19,818	1,954,649
Flowserve Corp.	44,259	3,282,247
Graco, Inc.	57,473	4,345,534
ITT, Inc.	30,958	6,122,254
Lincoln Electric Holdings, Inc.	18,972	5,037,256
Mueller Industries, Inc.	38,290	4,706,990
Oshkosh Corp.	21,592	3,313,940
RBC Bearings, Inc. (A)	10,923	7,035,067
SPX Technologies, Inc. (A)	17,337	4,250,512
Terex Corp.	39,547	2,862,807
The Middleby Corp. (A)	14,405	2,477,804
The Timken Company	21,900	3,182,508
The Toro Company	33,567	3,270,097
Watts Water Technologies, Inc., Class A (B)	9,514	3,724,255
		72,125,055
Marine transportation – 0.2%
Kirby Corp. (A)	18,527	2,519,116
Passenger airlines – 0.5%
Alaska Air Group, Inc. (A)	38,587	2,014,241
American Airlines Group, Inc. (A)	229,032	4,138,608
		6,152,849
Professional services – 2.0%
Booz Allen Hamilton Holding Corp.	41,761	2,533,640
CACI International, Inc., Class A (A)	7,650	3,543,939
ExlService Holdings, Inc. (A)	52,908	1,368,201
Exponent, Inc.	16,799	987,109
FTI Consulting, Inc. (A)	10,240	1,525,862
Genpact, Ltd.	54,590	1,501,225
KBR, Inc.	43,906	1,516,074
Maximus, Inc.	18,194	978,109
Parsons Corp. (A)	18,523	970,420
Paylocity Holding Corp. (A)	15,019	1,569,936
Science Applications International Corp.	14,926	1,647,980
TransUnion	66,765	4,816,427
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
UL Solutions, Inc., Class A	26,944	$2,744,516
		25,703,438
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	12,799	4,327,982
Core & Main, Inc., Class A (A)	65,153	3,143,632
GATX Corp.	12,293	2,178,197
MSC Industrial Direct Company, Inc., Class A	15,855	1,885,952
Watsco, Inc.	12,122	5,051,601
WESCO International, Inc.	16,866	5,826,022
		22,413,386
		330,808,820
Information technology – 15.0%
Communications equipment – 0.3%
Viavi Solutions, Inc. (A)	81,000	3,867,750
Electronic equipment, instruments and components – 4.0%
Advanced Energy Industries, Inc.	13,170	4,910,698
Arrow Electronics, Inc. (A)	17,707	3,778,851
Avnet, Inc.	28,404	2,522,843
Belden, Inc.	13,486	1,617,106
Cognex Corp.	57,630	4,173,565
Crane NXT Company	17,137	876,729
Fabrinet (A)	12,408	6,974,289
IPG Photonics Corp. (A)	8,819	1,034,645
Littelfuse, Inc.	8,757	3,987,325
Novanta, Inc. (A)	12,332	2,000,744
Sanmina Corp. (A)	18,561	4,697,418
TD SYNNEX Corp.	25,890	6,921,433
TTM Technologies, Inc. (A)	35,962	6,725,613
Vontier Corp.	48,758	1,413,982
		51,635,241
IT services – 1.8%
DigitalOcean Holdings, Inc. (A)	28,190	4,426,676
Kyndryl Holdings, Inc. (A)	78,071	882,983
Okta, Inc. (A)	58,059	7,922,151
Twilio, Inc., Class A (A)	52,558	10,844,293
		24,076,103
Semiconductors and semiconductor equipment – 5.6%
Allegro MicroSystems, Inc. (A)	42,990	2,992,964
Amkor Technology, Inc.	39,485	3,404,792
Cirrus Logic, Inc. (A)	17,663	2,623,485
Entegris, Inc.	52,810	9,498,407
Lattice Semiconductor Corp. (A)	47,445	7,257,187
MACOM Technology Solutions Holdings, Inc. (A)	22,722	8,642,767
MKS, Inc.	23,390	10,403,872
Onto Innovation, Inc. (A)	17,226	6,519,180
Rambus, Inc. (A)	37,447	4,970,715
Semtech Corp. (A)	32,245	5,218,853
Silicon Laboratories, Inc. (A)	11,421	2,496,174
SiTime Corp. (A)	7,679	5,725,155
Synaptics, Inc. (A)	13,380	1,662,197
Universal Display Corp.	15,056	1,303,699
		72,719,447
Software – 2.6%
Appfolio, Inc., Class A (A)	8,321	1,334,272
Bentley Systems, Inc., Class B	51,620	1,542,922
BILL Holdings, Inc. (A)(B)	30,696	1,109,967
CommVault Systems, Inc. (A)	14,285	2,024,613
DocuSign, Inc. (A)	67,281	2,988,622
Dolby Laboratories, Inc., Class A	20,897	1,098,764
Dropbox, Inc., Class A (A)	51,864	1,424,704
Dynatrace, Inc. (A)	102,036	4,480,401

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	29,316	$3,607,334
InterDigital, Inc. (B)	8,950	2,534,014
Manhattan Associates, Inc. (A)	20,488	2,852,954
Nutanix, Inc., Class A (A)	91,841	4,680,217
Pegasystems, Inc.	31,250	936,563
Qualys, Inc. (A)	12,195	1,676,691
UiPath, Inc., Class A (A)	147,896	1,607,630
		33,899,668
Technology hardware, storage and peripherals – 0.7%
Everpure, Inc., Class A (A)	109,271	8,609,462
		194,807,671
Materials – 5.6%
Chemicals – 1.6%
Ashland, Inc. (B)	15,856	1,044,752
Avient Corp.	31,758	1,173,776
Axalta Coating Systems, Ltd. (A)	74,113	2,536,147
Cabot Corp.	17,876	1,623,498
NewMarket Corp.	2,644	2,092,039
Olin Corp.	39,442	781,740
RPM International, Inc.	44,196	4,912,385
Solstice Advanced Materials, Inc.	54,993	4,872,380
The Scotts Miracle-Gro Company	15,514	1,056,659
Westlake Corp.	11,536	842,128
		20,935,504
Construction materials – 0.3%
Eagle Materials, Inc.	10,885	2,449,125
Knife River Corp. (A)	19,654	1,644,057
		4,093,182
Containers and packaging – 0.9%
AptarGroup, Inc.	22,100	2,766,920
Crown Holdings, Inc.	38,263	4,278,569
Graphic Packaging Holding Company	102,464	1,083,044
Greif, Inc., Class A	8,580	639,124
Silgan Holdings, Inc.	30,375	1,409,096
Sonoco Products Company	34,238	1,929,311
		12,106,064
Metals and mining – 2.6%
Alcoa Corp.	91,383	4,764,710
Cleveland-Cliffs, Inc. (A)	197,530	1,854,807
Coeur Mining, Inc.	358,243	5,846,526
Commercial Metals Company	38,399	2,409,537
Hecla Mining Company	232,262	3,583,803
MP Materials Corp. (A)(B)	46,852	2,624,181
Reliance, Inc.	17,678	6,604,501
Royal Gold, Inc.	28,213	5,631,597
		33,319,662
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	22,016	1,731,779
		72,186,191
Real estate – 6.4%
Diversified REITs – 0.4%
WP Carey, Inc.	77,133	5,515,010
Health care REITs – 1.2%
American Healthcare REIT, Inc.	66,738	3,480,387
CareTrust REIT, Inc.	81,808	3,300,953
Healthcare Realty Trust, Inc.	119,998	2,420,360
Omega Healthcare Investors, Inc.	103,127	4,917,095
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Sabra Health Care REIT, Inc.	87,332	$1,703,847
		15,822,642
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	69,730	993,653
Industrial REITs – 0.9%
EastGroup Properties, Inc.	18,585	3,764,020
First Industrial Realty Trust, Inc.	45,908	2,814,619
Rexford Industrial Realty, Inc.	77,553	2,598,026
STAG Industrial, Inc.	66,213	2,520,067
		11,696,732
Office REITs – 0.5%
COPT Defense Properties	39,084	1,422,267
Cousins Properties, Inc.	56,979	1,708,230
Kilroy Realty Corp.	37,045	1,388,076
Vornado Realty Trust	54,715	2,150,300
		6,668,873
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	16,066	4,979,657
Residential REITs – 0.7%
American Homes 4 Rent, Class A	109,693	3,676,909
Equity LifeStyle Properties, Inc.	67,159	4,328,398
Independence Realty Trust, Inc.	81,475	1,359,818
		9,365,125
Retail REITs – 0.9%
Agree Realty Corp.	41,526	3,145,179
Brixmor Property Group, Inc.	106,255	3,350,220
Kite Realty Group Trust	70,320	1,995,682
NNN REIT, Inc.	65,881	3,065,443
		11,556,524
Specialized REITs – 1.3%
CubeSmart	78,405	3,118,167
EPR Properties	26,494	1,536,917
Gaming and Leisure Properties, Inc.	98,078	4,367,413
Lamar Advertising Company, Class A	30,146	4,702,173
National Storage Affiliates Trust	24,592	1,093,606
Rayonier, Inc.	95,815	2,038,943
		16,857,219
		83,455,435
Utilities – 3.0%
Electric utilities – 0.8%
IDACORP, Inc.	19,187	2,902,993
OGE Energy Corp.	71,466	3,477,536
Portland General Electric Company	40,076	2,077,139
TXNM Energy, Inc.	34,503	1,959,080
		10,416,748
Gas utilities – 1.0%
National Fuel Gas Company	32,910	2,540,981
New Jersey Resources Corp.	34,949	1,958,542
ONE Gas, Inc.	21,734	1,675,039
Southwest Gas Holdings, Inc.	22,306	1,978,096
Spire, Inc.	20,472	1,598,658
UGI Corp.	74,243	2,564,353
		12,315,669
Independent power and renewable electricity producers – 0.6%
Ormat Technologies, Inc.	21,280	2,317,392
Talen Energy Corp. (A)	15,720	6,040,567
		8,357,959
Multi-utilities – 0.3%
Black Hills Corp.	26,363	1,961,407

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Northwestern Energy Group, Inc.	21,300	$1,525,506
		3,486,913
Water utilities – 0.3%
Essential Utilities, Inc.	98,220	3,762,808
		38,340,097
TOTAL COMMON STOCKS (Cost $866,808,971)		$1,256,778,535
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 3.6026% (C)(D)	6,286,998	62,866,212
TOTAL SHORT-TERM INVESTMENTS (Cost $62,873,041)		$62,866,212
Total Investments (Mid Cap Index Trust) (Cost $929,682,012) – 101.4%		$1,319,644,747
Other assets and liabilities, net – (1.4%)		(18,520,988)
TOTAL NET ASSETS – 100.0%		$1,301,123,759
Mid Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $16,940,103.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	119	Long	Sep 2026	$45,218,689	$46,231,500	$1,012,811
						$1,012,811

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Consumer discretionary – 7.4%
Broadline retail – 1.4%
eBay, Inc.	57,170	$6,388,748
Global-e Online, Ltd. (A)	138,625	4,814,446
		11,203,194
Hotels, restaurants and leisure – 2.1%
Aramark	135,123	7,688,499
Chipotle Mexican Grill, Inc. (A)	118,100	4,015,400
Norwegian Cruise Line Holdings, Ltd. (A)	196,786	4,154,152
		15,858,051
Household durables – 1.0%
Installed Building Products, Inc.	11,742	2,698,781
PulteGroup, Inc.	35,331	4,847,767
		7,546,548
Specialty retail – 2.3%
Advance Auto Parts, Inc. (B)	203,851	12,683,609
Burlington Stores, Inc. (A)	15,241	4,828,349
		17,511,958
Textiles, apparel and luxury goods – 0.6%
Ralph Lauren Corp.	11,799	4,736,237
		56,855,988
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 3.4%
Beverages – 1.0%
Keurig Dr. Pepper, Inc.	232,646	$7,614,504
Food products – 1.3%
Lamb Weston Holdings, Inc. (B)	220,922	9,539,412
Household products – 1.1%
Colgate-Palmolive Company	95,246	8,732,153
		25,886,069
Energy – 7.6%
Energy equipment and services – 2.2%
Baker Hughes Company	139,504	7,742,472
TechnipFMC PLC	74,947	4,968,986
Tidewater, Inc. (A)	57,439	3,827,161
		16,538,619
Oil, gas and consumable fuels – 5.4%
Cenovus Energy, Inc.	257,203	6,381,206
Cheniere Energy, Inc.	19,274	4,606,679
Marathon Petroleum Corp.	14,872	3,802,324
Ovintiv, Inc.	126,381	6,653,960
Permian Resources Corp., Class A	290,614	5,350,204
Phillips 66	53,979	9,125,150
Viper Energy, Inc., Class A	130,158	5,518,699
		41,438,222
		57,976,841

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 17.6%
Banks – 4.1%
Columbia Banking System, Inc.	125,055	$4,008,013
Fifth Third Bancorp	130,569	7,360,175
KeyCorp	285,189	6,573,606
Popular, Inc.	52,891	8,683,644
Western Alliance Bancorp	57,877	4,757,489
		31,382,927
Capital markets – 2.7%
Invesco, Ltd.	144,273	3,807,364
Lazard, Inc.	214,816	9,009,383
Main Street Capital Corp. (B)	76,352	3,961,142
StepStone Group, Inc., Class A	96,361	3,985,491
		20,763,380
Consumer finance – 0.6%
SLM Corp.	166,119	4,309,127
Financial services – 4.3%
Block, Inc. (A)	98,513	7,486,988
Corpay, Inc. (A)	33,762	11,251,862
Marqeta, Inc., Class A (A)	955,885	3,880,893
Voya Financial, Inc.	116,044	10,505,463
		33,125,206
Insurance – 5.4%
American International Group, Inc.	97,259	7,248,713
Assurant, Inc.	22,998	6,175,653
Horace Mann Educators Corp.	65,501	3,383,127
Lincoln National Corp.	106,019	3,747,772
RenaissanceRe Holdings, Ltd.	16,216	5,138,850
The Allstate Corp.	26,495	6,304,220
The Hanover Insurance Group, Inc.	27,557	5,900,505
Willis Towers Watson PLC	14,936	3,903,822
		41,802,662
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	160,202	3,582,117
		134,965,419
Health care – 7.4%
Biotechnology – 0.4%
Alkermes PLC (A)	63,916	3,348,879
Health care equipment and supplies – 1.2%
The Cooper Companies, Inc. (A)	128,766	9,233,810
Health care providers and services – 3.7%
Centene Corp. (A)	104,528	6,709,652
Concentra Group Holdings Parent, Inc.	346,557	10,310,071
Molina Healthcare, Inc. (A)	27,962	6,394,909
RadNet, Inc. (A)	83,241	5,133,472
		28,548,104
Life sciences tools and services – 1.0%
Waters Corp. (A)	19,510	7,317,030
Pharmaceuticals – 1.1%
Perrigo Company PLC	210,231	2,184,300
Viatris, Inc.	368,395	5,850,113
		8,034,413
		56,482,236
Industrials – 19.7%
Aerospace and defense – 4.3%
Hexcel Corp.	110,542	11,060,833
L3Harris Technologies, Inc.	19,233	5,588,917
StandardAero, Inc. (A)	412,627	12,341,674
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	45,265	$4,152,158
		33,143,582
Building products – 0.7%
Owens Corning	33,379	5,305,926
Construction and engineering – 1.1%
API Group Corp. (A)	197,309	8,356,036
Electrical equipment – 1.4%
Innio NV (A)	11,888	470,170
Sensata Technologies Holding PLC	208,728	9,964,675
		10,434,845
Ground transportation – 1.7%
CSX Corp.	113,183	5,379,588
Saia, Inc. (A)	19,012	8,007,094
		13,386,682
Machinery – 5.9%
AGCO Corp. (B)	47,303	5,662,169
Esab Corp.	96,592	9,526,869
Fortive Corp.	181,094	11,063,032
JBT Marel Corp.	43,960	6,374,200
The Middleby Corp. (A)	72,322	12,440,107
		45,066,377
Passenger airlines – 1.0%
Southwest Airlines Company	147,255	7,571,852
Professional services – 2.0%
First Advantage Corp. (A)(B)	371,058	6,697,597
FTI Consulting, Inc. (A)	32,569	4,853,107
SS&C Technologies Holdings, Inc.	66,248	4,110,688
		15,661,392
Trading companies and distributors – 1.6%
EquipmentShare.com, Inc., Class A (A)(B)	178,754	3,514,304
SiteOne Landscape Supply, Inc. (A)	29,357	3,358,734
W.W. Grainger, Inc.	3,712	5,049,805
		11,922,843
		150,849,535
Information technology – 13.7%
Communications equipment – 1.7%
Ciena Corp. (A)	10,525	5,163,144
Viasat, Inc. (A)	85,163	7,648,489
		12,811,633
Electronic equipment, instruments and components – 5.5%
Belden, Inc.	43,262	5,187,546
CDW Corp.	36,140	5,082,730
Corning, Inc.	37,940	9,691,014
Keysight Technologies, Inc. (A)	14,661	5,132,376
Novanta, Inc. (A)(B)	35,795	5,807,381
TD SYNNEX Corp.	21,000	5,614,140
TE Connectivity PLC	27,627	5,569,879
		42,085,066
IT services – 0.4%
GoDaddy, Inc., Class A (A)	37,804	3,208,804
Semiconductors and semiconductor equipment – 4.7%
Ambarella, Inc. (A)	18,500	1,587,300
Entegris, Inc.	39,566	7,116,341
MKS, Inc.	22,261	9,901,693
Onto Innovation, Inc. (A)	11,000	4,162,950
Rambus, Inc. (A)	30,381	4,032,774
Skyworks Solutions, Inc. (B)	93,800	6,359,640

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Wolfspeed, Inc. (A)(B)	65,113	$3,141,702
		36,302,400
Software – 1.4%
CCC Intelligent Solutions Holdings, Inc. (A)(B)	685,897	3,539,229
DocuSign, Inc. (A)	77,948	3,462,450
Procore Technologies, Inc. (A)	90,146	3,661,731
		10,663,410
		105,071,313
Materials – 4.2%
Chemicals – 1.0%
DuPont de Nemours, Inc.	26,716	3,623,758
Westlake Corp.	52,265	3,815,345
		7,439,103
Construction materials – 0.8%
Knife River Corp. (A)(B)	72,948	6,102,100
Containers and packaging – 1.0%
International Paper Company	193,617	7,376,808
Metals and mining – 0.8%
Franco-Nevada Corp.	16,771	3,499,413
OR Royalties, Inc. (B)	91,011	2,881,935
		6,381,348
Paper and forest products – 0.6%
Stora Enso OYJ, R Shares	474,878	5,065,883
		32,365,242
Real estate – 8.0%
Health care REITs – 1.4%
Healthcare Realty Trust, Inc.	252,016	5,083,163
Ventas, Inc.	61,736	5,482,157
		10,565,320
Industrial REITs – 0.6%
Rexford Industrial Realty, Inc.	149,972	5,024,062
Office REITs – 0.7%
Vornado Realty Trust	139,641	5,487,891
Real estate management and development – 1.1%
Colliers International Group, Inc. (B)	37,160	3,485,236
Jones Lang LaSalle, Inc. (A)	15,166	4,700,702
		8,185,938
Residential REITs – 2.1%
Apartment Investment and Management Company, Class A	332,037	986,150
Equity Residential	104,370	7,089,854
Sun Communities, Inc.	67,665	8,113,710
		16,189,714
Retail REITs – 1.0%
Regency Centers Corp.	98,472	7,852,157
Specialized REITs – 1.1%
Digital Realty Trust, Inc.	33,013	5,928,475
VICI Properties, Inc.	87,300	2,317,815
		8,246,290
		61,551,372
Utilities – 6.8%
Electric utilities – 2.0%
FirstEnergy Corp.	176,301	8,381,350
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp.	395,236	$6,647,870
		15,029,220
Gas utilities – 0.5%
National Fuel Gas Company	50,078	3,866,522
Multi-utilities – 4.3%
Ameren Corp.	86,502	9,778,186
CenterPoint Energy, Inc.	150,353	6,621,546
Consolidated Edison, Inc.	72,554	8,026,649
Dominion Energy, Inc.	123,013	8,400,558
		32,826,939
		51,722,681
TOTAL COMMON STOCKS (Cost $623,423,892)		$733,726,696
CONVERTIBLE BONDS - 0.4%
Information technology - 0.4%
Wolfspeed, Inc.
2.500%, 06/15/2031 (C)	$416,000	1,632,540
3.500%, 03/15/2031 (C)	654,000	1,653,966
		3,286,506
TOTAL CONVERTIBLE BONDS (Cost $1,038,204)		$3,286,506
CORPORATE BONDS - 0.1%
Information technology - 0.1%
Wolfspeed, Inc. 7.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	426,195	386,906
TOTAL CORPORATE BONDS (Cost $685,622)		$386,906
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 5.6%
John Hancock Collateral Trust, 3.6026% (D)(E)	1,578,728	15,786,337
T. Rowe Price Government Reserve Fund, 3.6526% (D)	27,128,335	27,128,335
TOTAL SHORT-TERM INVESTMENTS (Cost $42,915,692)		$42,914,672
Total Investments (Mid Value Trust) (Cost $668,063,410) – 101.9%		$780,314,780
Other assets and liabilities, net – (1.9%)		(14,500,538)
TOTAL NET ASSETS – 100.0%		$765,814,242
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 2.1%
Hotels, restaurants and leisure – 2.1%
Hilton Worldwide Holdings, Inc.	10,326	$3,412,330
Marriott International, Inc., Class A	10,742	3,980,877
		7,393,207
Health care – 1.8%
Health care providers and services – 1.8%
Brookdale Senior Living, Inc. (A)	375,022	6,034,104
Information technology – 0.8%
Software – 0.8%
TeraWulf, Inc. (A)(B)	117,768	2,908,870
Real estate – 94.2%
Diversified REITs – 6.1%
Broadstone Net Lease, Inc.	289,056	5,974,788
WP Carey, Inc.	210,496	15,050,464
		21,025,252
Health care REITs – 20.2%
American Healthcare REIT, Inc.	36,153	1,885,379
CareTrust REIT, Inc.	137,935	5,565,677
Ventas, Inc.	133,336	11,840,237
Welltower, Inc.	221,957	50,377,580
		69,668,873
Hotel and resort REITs – 3.2%
Pebblebrook Hotel Trust	276,688	5,370,514
Ryman Hospitality Properties, Inc.	45,010	5,786,036
		11,156,550
Industrial REITs – 13.7%
Americold Realty Trust, Inc.	108,468	1,705,117
EastGroup Properties, Inc.	38,679	7,833,658
LXP Industrial Trust	82,607	4,450,865
Prologis, Inc.	247,414	33,517,175
		47,506,815
Office REITs – 3.0%
COPT Defense Properties	86,553	3,149,664
Hudson Pacific Properties, Inc. (A)	232,358	3,529,518
Vornado Realty Trust	96,019	3,773,547
		10,452,729
Residential REITs – 12.1%
Centerspace	42,853	2,407,910
Essex Property Trust, Inc.	53,210	15,515,504
Invitation Homes, Inc.	385,068	11,632,904
Sun Communities, Inc.	27,763	3,329,061
UDR, Inc.	222,969	8,900,922
		41,786,301
Retail REITs – 14.3%
Acadia Realty Trust	153,166	3,202,701
CBL & Associates Properties, Inc.	16,614	882,037
Curbline Properties Corp.	169,435	5,150,824
InvenTrust Properties Corp.	114,107	4,039,388
NETSTREIT Corp.	300,365	6,346,712
Simon Property Group, Inc.	103,236	23,088,731
The Macerich Company	270,733	6,819,764
		49,530,157
Specialized REITs – 21.6%
American Tower Corp.	27,256	4,458,264
Blackstone Digital Infrastructure Trust, Inc. (A)	42,083	910,255
Digital Realty Trust, Inc.	41,251	7,407,855
Equinix, Inc.	35,592	37,100,745
National Storage Affiliates Trust	77,735	3,456,875
Outfront Media, Inc.	157,456	5,158,259
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Public Storage	50,358	$16,029,455
		74,521,708
		325,648,385
TOTAL COMMON STOCKS (Cost $277,599,539)		$341,984,566
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 3.6026% (C)(D)	305,815	3,057,970
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (C)	3,875,126	3,875,126
TOTAL SHORT-TERM INVESTMENTS (Cost $6,933,249)		$6,933,096
Total Investments (Real Estate Securities Trust) (Cost $284,532,788) – 100.9%		$348,917,662
Other assets and liabilities, net – (0.9%)		(3,074,024)
TOTAL NET ASSETS – 100.0%		$345,843,638
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 1.1%
Interactive media and services – 1.1%
Alphabet, Inc., Class A	2,507	$895,927
Alphabet, Inc., Class C	43,614	15,410,135
		16,306,062
Financials – 0.3%
Capital markets – 0.3%
Robinhood Markets, Inc., Class A (A)	52,000	5,214,560
Industrials – 1.8%
Construction and engineering – 0.4%
Argan, Inc.	3,000	2,395,650
Sterling Infrastructure, Inc. (A)	5,200	4,364,672
		6,760,322
Electrical equipment – 1.4%
Bloom Energy Corp., Class A (A)	26,050	7,885,335
nVent Electric PLC	10,295	1,746,135
Vertiv Holdings Company, Class A	4,400	1,473,208
Vicor Corp. (A)	21,900	8,317,182
X-Energy, Inc. (A)(B)	84,564	1,552,595
		20,974,455
		27,734,777
Information technology – 93.6%
Communications equipment – 0.8%
Accton Technology Corp.	44,000	3,509,535
Arista Networks, Inc. (A)	24,100	4,094,108
Extreme Networks, Inc. (A)	76,080	2,462,710
Harmonic, Inc. (A)	39,684	648,040
Ondas, Inc. (A)(B)	17,800	146,672

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viasat, Inc. (A)	13,500	$1,212,435
		12,073,500
Electronic equipment, instruments and components – 7.8%
Amphenol Corp., Class A	73,900	13,030,048
Coherent Corp. (A)	21,400	8,441,658
Corning, Inc.	50,000	12,771,500
Delta Electronics, Inc.	35,000	2,198,131
Elite Material Company, Ltd.	38,000	6,569,459
Flex, Ltd. (A)	44,200	7,163,494
Ibiden Company, Ltd.	42,000	6,341,210
Keysight Technologies, Inc. (A)	9,600	3,360,672
Littelfuse, Inc.	1,800	819,594
Murata Manufacturing Company, Ltd.	389,200	27,938,625
Nan Ya Printed Circuit Board Corp.	51,000	1,938,198
Plexus Corp. (A)	6,379	1,917,974
Sanmina Corp. (A)	4,360	1,103,429
TD SYNNEX Corp.	7,151	1,911,748
TDK Corp.	247,600	5,554,738
TTM Technologies, Inc. (A)	58,900	11,015,478
Unimicron Technology Corp.	48,000	1,653,501
Victory Giant Technology Huizhou Company, Ltd., H Shares (A)	12,000	534,602
Vishay Intertechnology, Inc.	140,000	7,529,200
		121,793,259
IT services – 1.4%
Applied Digital Corp. (A)	55,581	2,073,171
DigitalOcean Holdings, Inc. (A)	40,800	6,406,824
MongoDB, Inc. (A)	13,500	4,534,650
Okta, Inc. (A)	16,400	2,237,780
Snowflake, Inc. (A)	21,800	5,548,100
Twilio, Inc., Class A (A)	4,300	887,219
Whitefiber, Inc. (A)(B)	22,982	892,851
		22,580,595
Semiconductors and semiconductor equipment – 63.3%
Advanced Micro Devices, Inc. (A)	153,095	88,934,416
Allegro MicroSystems, Inc. (A)	68,900	4,796,818
Amkor Technology, Inc.	51,800	4,466,714
Applied Materials, Inc.	77,798	56,247,954
ARM Holdings PLC, ADR (A)	22,500	7,977,825
ASM International NV	3,894	4,478,026
Astera Labs, Inc. (A)	44,060	21,281,861
Axcelis Technologies, Inc. (A)	7,456	1,412,539
Broadcom, Inc.	221,960	83,845,390
Cerebras Systems, Inc., Class A (A)(B)	10,343	2,285,803
Cohu, Inc. (A)	47,891	3,539,624
Credo Technology Group Holding, Ltd. (A)	74,900	20,369,055
Diodes, Inc. (A)	10,620	1,162,253
Entegris, Inc.	14,100	2,536,026
FormFactor, Inc. (A)	21,304	3,407,149
GlobalFoundries, Inc.	65,700	5,414,337
Intel Corp. (A)	438,664	61,250,654
Kinsus Interconnect Technology Corp.	64,000	1,830,201
Kioxia Holdings Corp. (A)	73,700	42,836,633
KLA Corp.	178,300	53,794,893
Lam Research Corp.	190,196	82,417,633
Lattice Semiconductor Corp. (A)	62,000	9,483,520
MACOM Technology Solutions Holdings, Inc. (A)	15,000	5,705,550
Marvell Technology, Inc.	234,646	69,898,697
MaxLinear, Inc. (A)	38,937	4,985,104
Micron Technology, Inc.	157,928	182,294,708
MKS, Inc.	30,444	13,541,491
Navitas Semiconductor Corp. (A)	192,400	3,447,808
NVIDIA Corp.	341,122	68,255,101
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Onto Innovation, Inc. (A)	4,789	$1,812,397
Power Integrations, Inc.	11,639	974,883
Semtech Corp. (A)	41,682	6,746,232
SG Micro Corp., H Shares (A)	22,900	354,471
SiTime Corp. (A)	5,300	3,951,468
SK Hynix, Inc.	21,980	38,785,517
STMicroelectronics NV, NYRS	123,000	9,211,470
Teradyne, Inc.	20,100	9,725,184
Tower Semiconductor, Ltd. (A)	3,920	1,021,709
Veeco Instruments, Inc. (A)	16,878	1,279,352
		985,760,466
Software – 5.9%
BlackBerry, Ltd. (A)	355,700	4,499,605
CleanSpark, Inc. (A)	68,684	999,352
Core Scientific, Inc. (A)	40,812	1,044,379
Crowdstrike Holdings, Inc., Class A (A)	20,100	15,339,114
Datadog, Inc., Class A (A)	28,900	7,524,404
D-Wave Quantum, Inc. (A)(B)	38,249	917,594
Fortinet, Inc. (A)	55,400	8,510,548
Hut 8 Corp. (A)	76,100	8,785,365
InterDigital, Inc. (B)	2,700	764,451
Knowledge Atlas Technology JSC, Ltd., H Shares (A)(B)	15,700	4,257,320
Nebius Group NV (A)	25,900	7,152,803
Palo Alto Networks, Inc. (A)	83,500	28,475,170
Riot Platforms, Inc. (A)	42,923	1,175,232
ServiceNow, Inc. (A)	2,200	218,416
TeraWulf, Inc. (A)(B)	85,700	2,116,790
		91,780,543
Technology hardware, storage and peripherals – 14.4%
Apple, Inc.	72,429	20,958,055
Dell Technologies, Inc., Class C	35,857	15,470,861
Hewlett Packard Enterprise Company	35,696	1,610,247
NetApp, Inc.	3,338	516,589
Samsung Electronics Company, Ltd.	8,815	1,956,023
Sandisk Corp. (A)	38,900	88,448,097
Seagate Technology Holdings PLC	45,348	43,760,820
Western Digital Corp.	80,500	51,416,960
		224,137,652
		1,458,126,015
TOTAL COMMON STOCKS (Cost $1,128,580,991)		$1,507,381,414
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 3.6026% (C)(D)	1,093,142	10,930,762
T. Rowe Price Government Reserve Fund, 3.6526% (C)	64,682,035	64,682,035
TOTAL SHORT-TERM INVESTMENTS (Cost $75,612,936)		$75,612,797
Total Investments (Science & Technology Trust) (Cost $1,204,193,927) – 101.6%		$1,582,994,211
Other assets and liabilities, net – (1.6%)		(25,222,392)
TOTAL NET ASSETS – 100.0%		$1,557,771,819
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
SG	Societe Generale
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 11.0%
Automobile components – 1.0%
Patrick Industries, Inc.	37,873	$3,400,238
Hotels, restaurants and leisure – 4.2%
First Watch Restaurant Group, Inc. (A)	482,028	6,213,341
Life Time Group Holdings, Inc. (A)	216,378	8,836,878
		15,050,219
Household durables – 0.9%
Green Brick Partners, Inc. (A)	41,757	3,342,230
Specialty retail – 2.7%
Bath & Body Works, Inc.	209,129	4,837,154
Lithia Motors, Inc.	16,366	4,754,159
		9,591,313
Textiles, apparel and luxury goods – 2.2%
Levi Strauss & Company, Class A	206,586	5,129,530
On Holding AG, Class A (A)	75,661	2,679,913
		7,809,443
		39,193,443
Consumer staples – 2.4%
Consumer staples distribution and retail – 0.9%
The Chefs' Warehouse, Inc. (A)	35,950	3,454,795
Household products – 1.5%
Central Garden & Pet Company, Class A (A)	136,168	5,279,233
		8,734,028
Energy – 4.5%
Energy equipment and services – 1.2%
Liberty Energy, Inc.	163,869	4,291,729
Oil, gas and consumable fuels – 3.3%
Magnolia Oil & Gas Corp., Class A	224,055	5,731,327
Range Resources Corp.	163,070	6,064,573
		11,795,900
		16,087,629
Financials – 12.7%
Banks – 8.9%
Atlantic Union Bankshares Corp.	89,450	3,784,630
Banner Corp.	77,466	5,146,841
Cullen/Frost Bankers, Inc.	39,049	6,033,851
Old National Bancorp	218,009	5,646,433
SouthState Bank Corp.	72,035	7,196,297
Univest Financial Corp.	95,257	4,167,494
		31,975,546
Capital markets – 3.8%
Evercore, Inc., Class A	13,346	4,556,858
Hamilton Lane, Inc., Class A	49,289	3,885,452
Moelis & Company, Class A	78,235	5,118,134
		13,560,444
		45,535,990
Health care – 15.0%
Biotechnology – 0.9%
ACADIA Pharmaceuticals, Inc. (A)	63,463	1,605,614
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (A)	44,073	$1,471,597
		3,077,211
Health care equipment and supplies – 5.0%
Globus Medical, Inc., Class A (A)	42,853	3,385,816
ICU Medical, Inc. (A)	24,244	3,554,170
Integer Holdings Corp. (A)	39,964	3,734,636
Merit Medical Systems, Inc. (A)	56,808	3,939,067
Teleflex, Inc.	26,937	3,414,534
		18,028,223
Health care providers and services – 4.6%
BrightSpring Health Services, Inc. (A)	77,364	5,395,365
Concentra Group Holdings Parent, Inc.	142,595	4,242,201
Molina Healthcare, Inc. (A)	18,635	4,261,825
Option Care Health, Inc. (A)	124,644	2,613,785
		16,513,176
Life sciences tools and services – 2.1%
Bio-Rad Laboratories, Inc., Class A (A)	11,450	3,361,835
Revvity, Inc.	38,053	4,233,777
		7,595,612
Pharmaceuticals – 2.4%
Axsome Therapeutics, Inc. (A)	10,293	2,519,418
Jazz Pharmaceuticals PLC (A)	8,935	2,153,067
Prestige Consumer Healthcare, Inc. (A)	81,663	3,860,210
		8,532,695
		53,746,917
Industrials – 20.6%
Aerospace and defense – 1.2%
Hexcel Corp.	43,456	4,348,207
Building products – 3.4%
A.O. Smith Corp.	63,034	3,953,492
Simpson Manufacturing Company, Inc.	22,218	4,651,338
Trex Company, Inc. (A)	71,079	3,556,793
		12,161,623
Construction and engineering – 1.0%
Arcosa, Inc.	23,677	3,440,031
Electrical equipment – 6.6%
Generac Holdings, Inc. (A)	24,141	7,068,726
Regal Rexnord Corp.	30,278	7,211,917
Vicor Corp. (A)	25,132	9,544,631
		23,825,274
Ground transportation – 1.6%
Knight-Swift Transportation Holdings, Inc.	73,615	5,732,400
Machinery – 6.8%
Atmus Filtration Technologies, Inc.	92,089	4,695,618
Crane Company	29,892	6,668,008
The Timken Company	60,501	8,792,005
The Toro Company	41,374	4,030,655
		24,186,286
		73,693,821
Information technology – 24.5%
Electronic equipment, instruments and components – 2.0%
Advanced Energy Industries, Inc.	19,616	7,314,218
Semiconductors and semiconductor equipment – 8.5%
Alpha & Omega Semiconductor, Ltd. (A)	82,450	3,902,359
Ambarella, Inc. (A)	83,204	7,138,903
Kulicke & Soffa Industries, Inc.	51,607	6,902,952
Synaptics, Inc. (A)	41,012	5,094,921

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Veeco Instruments, Inc. (A)	94,875	$7,191,525
		30,230,660
Software – 14.0%
Adeia, Inc.	179,809	5,921,110
Alkami Technology, Inc. (A)	338,413	6,132,044
Braze, Inc., Class A (A)	288,834	6,264,809
CommVault Systems, Inc. (A)	52,200	7,398,306
Progress Software Corp. (A)	158,916	5,336,399
Q2 Holdings, Inc. (A)	123,195	5,925,680
Tenable Holdings, Inc. (A)	260,499	9,607,203
Xperi, Inc. (A)	412,974	3,398,776
		49,984,327
		87,529,205
Materials – 1.5%
Chemicals – 1.5%
Avient Corp.	148,406	5,485,086
Real estate – 3.3%
Industrial REITs – 3.3%
EastGroup Properties, Inc.	29,513	5,977,268
First Industrial Realty Trust, Inc.	91,771	5,626,480
		11,603,748
Utilities – 0.9%
Multi-utilities – 0.9%
Unitil Corp.	62,919	3,315,202
TOTAL COMMON STOCKS (Cost $268,797,213)		$344,925,069
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 3.6026% (B)(C)	760,073	7,600,270
TOTAL SHORT-TERM INVESTMENTS (Cost $7,600,590)		$7,600,270
Total Investments (Small Cap Core Trust) (Cost $276,397,803) – 98.5%		$352,525,339
Other assets and liabilities, net – 1.5%		5,455,347
TOTAL NET ASSETS – 100.0%		$357,980,686
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 2.3%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	2,316	$238,409
ATN International, Inc.	2,157	57,139
Bandwidth, Inc., Class A (A)	5,950	376,635
Cogent Communications Holdings, Inc.	10,146	140,826
IDT Corp., Class B	3,238	188,322
Liberty Capital Corp. (A)(B)	1,982	43,406
Liberty Capital Corp., Class C (A)	5,489	118,343
Liberty Latin America, Ltd., Class A (A)	7,385	57,898
Liberty Latin America, Ltd., Class C (A)	25,670	199,969
Lumen Technologies, Inc. (A)	194,117	1,490,819
Shenandoah Telecommunications Company	10,350	156,078
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Uniti Group, Inc. (A)	34,173	$391,964
		3,459,808
Entertainment – 0.7%
AMC Entertainment Holdings, Inc., Class A (A)	126,301	239,972
Atlanta Braves Holdings, Inc., Series A (A)	2,268	127,711
Atlanta Braves Holdings, Inc., Series C (A)	9,089	471,719
Cinemark Holdings, Inc.	21,208	672,930
IMAX Corp. (A)	9,189	366,274
Lionsgate Studios Corp. (A)(B)	39,883	610,609
Madison Square Garden Entertainment Corp. (A)	8,005	647,524
Playtika Holding Corp.	13,581	50,521
Reservoir Media, Inc. (A)(B)	4,199	41,528
Sphere Entertainment Company (A)	5,527	956,337
Starz Entertainment Corp. (A)	2,562	73,939
StubHub Holdings, Inc., Class A (A)	44,749	575,920
The Marcus Corp.	4,766	111,810
		4,946,794
Interactive media and services – 0.5%
Angi, Inc. (A)	7,038	41,876
Bumble, Inc., Class A (A)	20,998	67,194
CarGurus, Inc. (A)	14,999	511,316
Cars.com, Inc. (A)	9,134	99,926
EverQuote, Inc., Class A (A)	5,687	135,294
FuboTV, Inc., Class A (A)(B)	5,914	54,409
Grindr, Inc. (A)	5,294	76,075
MediaAlpha, Inc., Class A (A)	6,480	81,454
Nextdoor Holdings, Inc. (A)	50,127	113,788
QuinStreet, Inc. (A)	11,165	163,567
RUM Group, Inc. (A)(B)	23,238	147,329
Shutterstock, Inc. (B)	5,673	79,138
Taboola.com, Ltd. (A)	25,776	128,880
TripAdvisor, Inc. (A)	22,810	312,725
Trump Media & Technology Group Corp. (A)(B)	32,965	255,149
Webtoon Entertainment, Inc. (A)(B)	4,827	55,124
Yelp, Inc. (A)	10,562	258,980
Ziff Davis, Inc. (A)	6,981	365,595
ZipRecruiter, Inc., Class A (A)	14,012	52,545
ZoomInfo Technologies, Inc. (A)	49,732	145,715
		3,146,079
Media – 0.5%
Advantage Solutions, Inc. (A)(B)	930	40,213
AMC Global Media, Inc., Class A (A)(B)	6,516	65,030
Boston Omaha Corp., Class A (A)	5,509	75,143
Cable One, Inc. (A)	1,122	59,589
Clear Channel Outdoor Holdings, Inc. (A)	80,938	195,870
DoubleVerify Holdings, Inc. (A)	28,410	307,964
Entravision Communications Corp., Class A	13,328	173,797
Gray Media, Inc.	18,571	73,727
Ibotta, Inc., Class A (A)(B)	2,088	71,326
iHeartMedia, Inc., Class A (A)	25,447	109,168
John Wiley & Sons, Inc., Class A	7,859	381,240
Magnite, Inc. (A)	28,975	549,946
MNTN, Inc., Class A (A)	9,940	91,448
National CineMedia, Inc.	13,080	49,704
Newsmax, Inc. (A)	10,163	84,150
Nexxen International, Ltd. (A)	6,719	60,673
Optimum Communications, Inc., Class A (A)(B)	55,822	80,942
PubMatic, Inc., Class A (A)	8,285	108,699
Scholastic Corp.	2,995	137,770

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sinclair, Inc.	8,866	$126,341
Stagwell, Inc. (A)(B)	21,607	160,540
The EW Scripps Company, Class A (A)	12,592	34,880
USA TODAY Company, Inc. (A)	27,728	237,074
		3,275,234
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	17,466	54,145
Spok Holdings, Inc.	4,159	42,588
Telephone & Data Systems, Inc.	19,894	736,277
Tingo Group, Inc. (A)	23,160	2
		833,012
		15,660,927
Consumer discretionary – 9.1%
Automobile components – 1.1%
Adient PLC (A)	15,873	291,746
Cooper-Standard Holdings, Inc. (A)	3,569	96,541
Dana, Inc.	22,120	601,885
Dauch Corp. (A)	47,566	257,808
Dorman Products, Inc. (A)	5,408	737,922
Fox Factory Holding Corp. (A)	8,750	148,269
Garrett Motion, Inc.	34,775	1,259,898
Gentherm, Inc. (A)	6,333	216,019
Holley, Inc. (A)	17,892	45,625
LCI Industries	4,797	507,906
Motorcar Parts of America, Inc. (A)	2,888	44,244
Patrick Industries, Inc.	6,503	583,839
PHINIA, Inc.	7,389	608,632
Solid Power, Inc. (A)(B)	41,301	106,970
Standard Motor Products, Inc.	4,425	172,442
Strattec Security Corp. (A)	839	68,337
The Goodyear Tire & Rubber Company (A)	56,378	372,095
Versigent PLC (A)	14,335	602,213
Visteon Corp.	5,347	530,476
XPEL, Inc. (A)	5,203	258,069
		7,510,936
Automobiles – 0.1%
Harley-Davidson, Inc.	20,885	510,847
Lucid Group, Inc. (A)	26,445	176,917
Winnebago Industries, Inc.	5,593	174,725
		862,489
Broadline retail – 0.1%
Groupon, Inc. (A)(B)	4,837	116,378
Kohl's Corp.	22,035	390,460
Pattern Group, Inc., Class A (A)	6,666	167,917
Savers Value Village, Inc. (A)	8,039	81,114
		755,869
Distributors – 0.1%
GigaCloud Technology, Inc., Class A (A)	5,135	162,266
Gold.com, Inc.	4,003	166,565
Weyco Group, Inc.	1,107	43,538
		372,369
Diversified consumer services – 1.1%
American Public Education, Inc. (A)	3,559	191,118
Carriage Services, Inc.	2,939	112,681
Coursera, Inc. (A)	44,646	251,803
Covista, Inc. (A)	6,864	855,666
Driven Brands Holdings, Inc. (A)	12,668	176,592
frontdoor, Inc. (A)	14,294	1,109,071
Graham Holdings Company, Class B	632	721,377
Laureate Education, Inc. (A)	24,362	884,828
Lincoln Educational Services Corp. (A)	6,027	300,747
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Matthews International Corp., Class A (B)	6,185	$166,500
McGraw Hill, Inc. (A)	5,536	52,426
OneSpaWorld Holdings, Ltd.	20,260	572,142
Perdoceo Education Corp.	12,576	402,432
Phoenix Education Partners, Inc.	1,196	39,289
Strategic Education, Inc.	4,357	333,833
Stride, Inc. (A)	8,431	727,089
Universal Technical Institute, Inc. (A)	9,585	409,950
		7,307,544
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	11,492	144,914
Biglari Holdings, Inc., Class B (A)(B)	183	77,963
BJ's Restaurants, Inc. (A)	3,847	233,648
Bloomin' Brands, Inc.	17,412	159,146
Brightstar Lottery PLC	19,769	211,924
Brinker International, Inc. (A)	8,666	1,455,888
Cracker Barrel Old Country Store, Inc.	4,553	242,675
Dave & Buster's Entertainment, Inc. (A)	5,772	65,801
Dine Brands Global, Inc. (B)	2,617	93,950
El Pollo Loco Holdings, Inc. (A)	5,924	100,471
First Watch Restaurant Group, Inc. (A)	12,617	162,633
Genius Sports, Ltd. (A)	48,194	292,056
Global Business Travel Group I (A)	26,536	249,173
Hilton Grand Vacations, Inc. (A)	11,312	592,409
Inspired Entertainment, Inc. (A)	4,606	38,000
Jack in the Box, Inc. (A)(B)	3,923	62,023
Krispy Kreme, Inc. (A)	17,067	60,247
Kura Sushi USA, Inc., Class A (A)(B)	1,423	81,908
Life Time Group Holdings, Inc. (A)	29,111	1,188,893
Lindblad Expeditions Holdings, Inc. (A)	10,098	285,168
Marriott Vacations Worldwide Corp.	5,619	572,464
Monarch Casino & Resort, Inc.	2,430	319,812
Nathan's Famous, Inc.	591	60,046
Navan, Inc., Class A (A)	20,968	479,538
Papa John's International, Inc. (B)	6,716	246,947
Penn Entertainment, Inc. (A)	25,855	552,263
Portillo's, Inc., Class A (A)(B)	14,142	67,033
Pursuit Attractions and Hospitality, Inc. (A)	4,174	233,619
RCI Hospitality Holdings, Inc.	1,458	39,833
Red Rock Resorts, Inc., Class A	9,578	623,145
Rush Street Interactive, Inc. (A)	20,247	602,146
Sabre Corp. (A)	69,982	146,262
Serve Robotics, Inc. (A)(B)	14,613	96,154
Shake Shack, Inc., Class A (A)	7,936	444,575
Sharplink, Inc. (A)	37,591	180,437
Six Flags Entertainment Corp. (A)	19,501	415,371
Super Group SGHC, Ltd.	32,863	445,294
Sweetgreen, Inc., Class A (A)(B)	21,488	189,309
Target Hospitality Corp. (A)	8,291	168,805
The Cheesecake Factory, Inc.	9,362	744,653
The Wendy's Company	33,517	277,856
United Parks & Resorts, Inc. (A)	3,950	188,573
Xponential Fitness, Inc., Class A (A)(B)	7,808	54,031
		12,947,056
Household durables – 1.6%
Beazer Homes USA, Inc. (A)	5,162	144,794
Cavco Industries, Inc. (A)	1,567	962,733
Century Communities, Inc.	5,208	373,205
Champion Homes, Inc. (A)	11,151	982,626
Cricut, Inc., Class A (B)	11,656	51,170
Dream Finders Homes, Inc., Class A (A)(B)	6,348	109,566
Ethan Allen Interiors, Inc.	5,075	113,376
Flexsteel Industries, Inc.	763	56,828
Green Brick Partners, Inc. (A)	6,382	510,815

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hamilton Beach Brands Holding Company, Class B	1,197	$27,567
Helen of Troy, Ltd. (A)	4,770	138,664
Hovnanian Enterprises, Inc., Class A (A)	1,001	142,552
Installed Building Products, Inc.	4,789	1,100,704
KB Home	12,114	758,215
La-Z-Boy, Inc.	8,353	335,122
Legacy Housing Corp. (A)	2,203	57,873
Leggett & Platt, Inc.	27,559	322,716
LGI Homes, Inc. (A)	4,237	269,812
M/I Homes, Inc. (A)	5,105	820,833
Meritage Homes Corp.	13,228	1,109,168
Newell Brands, Inc.	86,309	529,937
Sonos, Inc. (A)	24,645	333,447
Taylor Morrison Home Corp. (A)	18,801	1,348,784
The Lovesac Company (A)	3,125	52,156
XMAX, Inc. (A)	12,433	113,016
		10,765,679
Leisure products – 0.5%
Acushnet Holdings Corp.	5,578	661,160
Callaway Golf Company (A)	28,279	531,362
Escalade, Inc.	1,960	36,809
Funko, Inc., Class A (A)(B)	9,032	53,108
JAKKS Pacific, Inc.	1,734	40,368
Johnson Outdoors, Inc., Class A	1,461	67,264
Latham Group, Inc. (A)	11,369	73,557
Malibu Boats, Inc., Class A (A)	4,112	112,792
MasterCraft Boat Holdings, Inc. (A)	3,839	99,123
Peloton Interactive, Inc., Class A (A)	81,938	484,254
Polaris, Inc.	10,949	749,350
Smith & Wesson Brands, Inc.	8,842	132,984
Sturm Ruger & Company, Inc.	2,760	104,466
		3,146,597
Specialty retail – 1.9%
Abercrombie & Fitch Company, Class A (A)	8,919	802,799
Academy Sports & Outdoors, Inc.	13,013	613,303
Advance Auto Parts, Inc. (B)	12,309	765,866
American Eagle Outfitters, Inc.	31,790	546,788
Arhaus, Inc.	11,169	94,043
Arko Corp.	15,574	125,059
ARKO Petroleum Corp.	2,910	54,854
Asbury Automotive Group, Inc. (A)	3,904	785,016
Barnes & Noble Education, Inc. (A)	3,782	47,502
Bed Bath & Beyond, Inc. (A)(B)	15,446	89,432
Bob's Discount Furniture, Inc. (A)	4,255	67,314
Boot Barn Holdings, Inc. (A)	6,219	1,021,595
Build-A-Bear Workshop, Inc. (B)	2,458	75,239
Caleres, Inc.	6,882	85,130
Camping World Holdings, Inc., Class A	12,884	98,305
Citi Trends, Inc. (A)	1,109	64,145
Designer Brands, Inc., Class A (B)	7,500	43,725
Envela Corp. (A)	1,579	45,602
EVgo, Inc. (A)(B)	29,700	56,727
Genesco, Inc. (A)	1,991	67,236
Group 1 Automotive, Inc.	2,341	681,629
Haverty Furniture Companies, Inc.	3,298	84,198
MarineMax, Inc. (A)	4,070	149,043
Monro, Inc.	5,179	88,613
National Vision Holdings, Inc. (A)	16,125	306,536
Petco Health & Wellness Company, Inc. (A)	19,942	54,242
Revolve Group, Inc. (A)	8,666	198,365
RH (A)	3,160	520,547
Sally Beauty Holdings, Inc. (A)	19,627	277,526
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Station Group, Inc.	3,994	$59,231
Signet Jewelers, Ltd.	7,925	683,135
Sleep Number Corp. (A)(B)	4,605	108
Sonic Automotive, Inc., Class A	2,488	210,958
Stitch Fix, Inc., Class A (A)	24,629	101,225
The Buckle, Inc.	6,646	280,461
The RealReal, Inc. (A)	22,658	267,138
ThredUp, Inc., Class A (A)	21,316	146,015
Upbound Group, Inc.	11,256	238,852
Urban Outfitters, Inc. (A)	11,575	820,205
Victoria's Secret & Company (A)	14,119	1,178,654
Warby Parker, Inc., Class A (A)	20,799	631,042
Winmark Corp.	621	262,733
Zumiez, Inc. (A)	3,077	54,771
		12,844,907
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	23,913	444,064
Carter's, Inc.	7,169	295,076
Ermenegildo Zegna NV	9,741	126,828
Figs, Inc., Class A (A)	19,134	195,741
Fossil Group, Inc. (A)	11,695	48,417
G-III Apparel Group, Ltd.	7,155	241,195
Kontoor Brands, Inc.	11,078	923,241
Movado Group, Inc.	3,027	118,991
Oxford Industries, Inc. (B)	2,879	100,391
Rocky Brands, Inc.	1,591	65,613
Steven Madden, Ltd.	14,596	614,492
Superior Group of Companies, Inc.	2,714	35,608
Under Armour, Inc., Class A (A)	32,112	205,196
Under Armour, Inc., Class C (A)	44,841	278,911
Wolverine World Wide, Inc.	16,638	275,026
		3,968,790
		60,482,236
Consumer staples – 1.9%
Beverages – 0.2%
MGP Ingredients, Inc.	3,142	55,048
National Beverage Corp. (A)	5,167	161,210
The Boston Beer Company, Inc., Class A (A)	1,547	273,865
The Vita Coco Company, Inc. (A)	9,791	647,577
		1,137,700
Consumer staples distribution and retail – 0.5%
Grocery Outlet Holding Corp. (A)	19,024	189,860
Ingles Markets, Inc., Class A	2,955	261,754
Natural Grocers by Vitamin Cottage, Inc.	2,702	83,816
PriceSmart, Inc.	5,246	1,024,754
The Andersons, Inc.	6,688	457,459
The Chefs' Warehouse, Inc. (A)	7,422	713,254
United Natural Foods, Inc. (A)	12,187	556,580
Village Super Market, Inc., Class A	2,156	90,940
Weis Markets, Inc. (B)	2,525	197,733
Yesway, Inc., Class A (A)	3,051	61,935
		3,638,085
Food products – 0.5%
Alico, Inc.	1,098	45,424
B&G Foods, Inc. (B)	15,987	63,628
Cal-Maine Foods, Inc.	8,607	693,380
Dole PLC	15,203	208,585
Flowers Foods, Inc. (B)	37,307	294,725
J&J Snack Foods Corp.	3,030	222,554
John B Sanfilippo & Son, Inc.	1,595	137,154
Lifeway Foods, Inc. (A)(B)	1,242	37,061
Limoneira Company	4,428	58,140

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mama's Creations, Inc. (A)	7,657	$136,677
Mission Produce, Inc. (A)(B)	11,717	138,143
Once Upon a Farm PBC (A)	2,778	56,893
Seneca Foods Corp., Class A (A)	895	155,676
The Marzetti Company	3,967	452,873
The Simply Good Foods Company (A)	16,898	224,405
Utz Brands, Inc.	14,469	111,411
Vital Farms, Inc. (A)	7,359	85,585
Westrock Coffee Company (A)	7,972	64,653
		3,186,967
Household products – 0.3%
Central Garden & Pet Company (A)	1,929	85,532
Central Garden & Pet Company, Class A (A)	9,775	378,977
Energizer Holdings, Inc.	12,322	264,184
Oil-Dri Corp. of America	2,034	207,895
Spectrum Brands Holdings, Inc.	4,460	382,445
WD-40 Company	2,710	660,264
		1,979,297
Personal care products – 0.3%
BellRing Brands, Inc. (A)	23,802	307,998
Coty, Inc., Class A (A)	74,576	161,084
Edgewell Personal Care Company	9,391	252,242
Herbalife, Ltd. (A)	20,458	269,023
Interparfums, Inc.	3,661	409,519
Nature's Sunshine Products, Inc. (A)	3,054	66,577
Niagen Bioscience, Inc. (A)(B)	12,422	39,626
Nu Skin Enterprises, Inc., Class A	9,744	51,448
Oddity Tech, Ltd., Class A (A)	8,200	124,066
Olaplex Holdings, Inc. (A)(B)	31,994	65,588
The Honest Company, Inc. (A)	19,575	71,645
USANA Health Sciences, Inc. (A)	2,142	45,732
		1,864,548
Tobacco – 0.1%
Turning Point Brands, Inc.	3,794	321,769
Universal Corp.	4,849	252,972
		574,741
		12,381,338
Energy – 5.5%
Energy equipment and services – 2.3%
Archrock, Inc.	34,738	1,414,184
Atlas Energy Solutions, Inc. (B)	16,603	275,776
Borr Drilling, Ltd. (A)(B)	47,933	197,963
Bristow Group, Inc.	5,301	219,037
Cactus, Inc., Class A	14,082	721,421
Core Laboratories, Inc.	10,185	118,655
Energy Services of America Corp.	2,973	57,498
Expro Group Holdings NV (A)	17,201	254,059
Flowco Holdings, Inc., Class A	7,455	159,090
Forum Energy Technologies, Inc. (A)	2,173	109,150
Helix Energy Solutions Group, Inc. (A)	28,141	245,952
Helmerich & Payne, Inc.	19,697	644,880
HMH Holding, Inc., Class A (A)	1,785	33,451
Innovex International, Inc. (A)	9,442	234,162
Kodiak Gas Services, Inc.	20,091	1,509,437
Liberty Energy, Inc.	32,221	843,868
Nabors Industries, Ltd. (A)	2,870	241,109
National Energy Services Reunited Corp. (A)	12,349	369,606
Natural Gas Services Group, Inc.	2,394	103,277
Noble Corp. PLC	25,535	952,456
Oceaneering International, Inc. (A)	20,132	815,749
Oil States International, Inc. (A)	11,891	95,247
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Patterson-UTI Energy, Inc.	70,143	$643,913
ProFrac Holding Corp., Class A (A)(B)	6,406	37,219
ProPetro Holding Corp. (A)	20,130	288,664
Ranger Energy Services, Inc., Class A	4,419	70,748
RPC, Inc.	22,175	129,280
Seadrill, Ltd. (A)	12,724	481,222
Select Water Solutions, Inc.	22,962	458,781
Solaris Energy Infrastructure, Inc.	10,660	857,704
TETRA Technologies, Inc. (A)	26,176	296,574
Tidewater, Inc. (A)	9,986	665,367
Transocean, Ltd. (A)	195,613	956,548
Valaris, Ltd. (A)	11,448	831,125
		15,333,172
Oil, gas and consumable fuels – 3.2%
American Resources Corp. (A)	18,510	39,797
Amplify Energy Corp. (A)	8,389	33,388
Ardmore Shipping Corp.	7,082	99,219
BKV Corp. (A)	6,730	184,133
California Resources Corp.	14,796	782,265
Calumet, Inc. (A)	13,902	500,750
Centrus Energy Corp., Class A (A)	3,724	625,148
Clean Energy Fuels Corp. (A)	36,854	75,551
CNX Resources Corp. (A)	27,423	930,462
Comstock Resources, Inc. (A)	14,426	215,236
Comstock, Inc. (A)	15,186	63,174
Core Natural Resources, Inc.	10,148	812,043
Crescent Energy Company, Class A	51,952	510,169
CVR Energy, Inc.	6,120	168,545
Delek US Holdings, Inc.	12,236	621,711
DHT Holdings, Inc.	29,305	484,412
Diversified Energy Company	14,354	198,946
Dorian LPG, Ltd.	7,487	260,398
Encore Energy Corp. (A)	42,980	56,304
Energy Fuels, Inc. (A)	50,341	729,945
Excelerate Energy, Inc., Class A	4,845	184,062
FLEX LNG, Ltd. (A)(B)	6,322	177,395
Gevo, Inc. (A)(B)	49,705	74,558
Golar LNG, Ltd.	19,546	974,173
Granite Ridge Resources, Inc.	15,034	66,300
Green Plains, Inc. (A)	13,995	215,243
Gulfport Energy Corp. (A)	3,133	531,670
HighPeak Energy, Inc.	5,381	37,613
Infinity Natural Resources, Inc., Class A (A)	4,082	51,841
International Seaways, Inc.	8,413	644,352
Kinetik Holdings, Inc.	10,370	501,286
Kosmos Energy, Ltd. (A)	120,081	253,371
Lightbridge Corp. (A)(B)	6,959	61,170
Magnolia Oil & Gas Corp., Class A	36,798	941,293
Murphy Oil Corp.	27,763	903,963
NACCO Industries, Inc., Class A	772	38,639
Navigator Holdings, Ltd.	7,527	140,228
New Era Energy & Digital, Inc. (A)	16,125	102,878
NextDecade Corp. (A)(B)	34,214	257,974
Nordic American Tankers, Ltd.	41,267	228,619
Northern Oil and Gas, Inc.	21,212	384,998
Par Pacific Holdings, Inc. (A)	9,807	549,977
PBF Energy, Inc., Class A	19,729	898,064
Peabody Energy Corp.	24,745	572,104
REX American Resources Corp. (A)	5,966	269,365
Riley Exploration Permian, Inc.	3,243	106,889
Ring Energy, Inc. (A)	45,310	48,935
Sable Offshore Corp. (A)(B)	26,889	82,818
SandRidge Energy, Inc.	6,584	90,201
Scorpio Tankers, Inc.	9,248	640,516

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SFL Corp., Ltd.	25,134	$256,367
SM Energy Company	48,625	1,269,113
Summit Midstream Corp. (A)	1,659	47,248
Talos Energy, Inc. (A)	26,400	340,824
Teekay Corp., Ltd.	11,446	114,460
Teekay Tankers, Ltd., Class A	4,870	315,917
Uranium Energy Corp. (A)	98,936	1,054,658
Ur-Energy, Inc. (A)	79,244	107,772
VAALCO Energy, Inc.	22,669	115,159
Vitesse Energy, Inc.	6,665	105,107
W&T Offshore, Inc.	20,925	65,914
World Kinect Corp.	10,097	332,595
		21,547,225
		36,880,397
Financials – 17.8%
Banks – 10.0%
1st Source Corp.	3,554	289,935
ACNB Corp.	2,170	128,855
Amalgamated Financial Corp.	3,729	171,161
Amerant Bancorp, Inc.	7,165	182,851
Ameris Bancorp	12,835	1,158,487
Ames National Corp.	2,160	63,958
Arrow Financial Corp.	3,668	150,351
Associated Banc-Corp.	26,999	830,759
Atlantic Union Bankshares Corp.	28,373	1,200,462
Avidbank Holdings, Inc. (A)	2,000	66,060
Avidia Bancorp, Inc.	4,095	85,954
Axos Financial, Inc. (A)	11,008	1,072,069
Banc of California, Inc.	29,298	598,558
BancFirst Corp.	4,443	493,751
Bank First Corp.	2,030	301,151
Bank of Hawaii Corp.	7,721	629,184
Bank of Marin Bancorp	3,541	98,086
Bank7 Corp.	910	44,545
BankUnited, Inc.	14,533	704,124
Bankwell Financial Group, Inc.	1,306	76,728
Banner Corp.	6,598	438,371
Bar Harbor Bankshares	3,634	137,220
BayCom Corp.	2,572	84,619
BCB Bancorp, Inc.	4,742	50,834
Beacon Financial Corp.	16,644	506,810
Blue Ridge Bankshares, Inc.	18,448	65,121
Bridgewater Bancshares, Inc. (A)	4,992	105,032
Burke & Herbert Financial Services Corp.	3,060	219,892
Business First Bancshares, Inc.	6,639	204,016
BV Financial, Inc. (A)	1,550	32,829
Byline Bancorp, Inc.	6,323	238,124
C&F Financial Corp.	604	48,320
California BanCorp	5,032	104,867
Camden National Corp.	3,548	192,373
Capital Bancorp, Inc.	2,613	91,769
Capital City Bank Group, Inc.	3,125	154,438
Capitol Federal Financial, Inc.	25,976	221,056
Carter Bankshares, Inc.	4,401	149,678
Cathay General Bancorp	12,830	795,332
CB Financial Services, Inc.	963	36,498
Central Pacific Financial Corp.	5,357	204,637
CF Bankshares, Inc.	1,172	38,406
Chemung Financial Corp.	985	73,461
ChoiceOne Financial Services, Inc.	2,808	95,472
Citizens & Northern Corp.	4,911	114,475
Citizens Community Bancorp, Inc.	2,297	53,727
Citizens Financial Services, Inc.	877	63,530
City Holding Company	2,699	357,995
Civista Bancshares, Inc.	4,356	122,926
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CNB Financial Corp.	6,189	$208,631
Coastal Financial Corp. (A)	2,672	207,107
CoastalSouth Bancshares, Inc.	1,784	47,900
Colony Bankcorp, Inc.	4,585	92,113
Columbia Financial, Inc. (A)	5,979	126,874
Commercial Bancgroup, Inc.	1,948	62,901
Community Bancorp, Inc.	1,208	47,233
Community Financial System, Inc.	10,775	723,218
Community Trust Bancorp, Inc.	3,447	249,425
Community West Bancshares	5,201	139,699
ConnectOne Bancorp, Inc.	9,681	323,733
Customers Bancorp, Inc. (A)	6,067	479,900
CVB Financial Corp.	33,906	764,580
Dime Commercial Bancshares, Inc.	8,121	330,119
Eagle Bancorp Montana, Inc.	1,719	41,136
Eagle Bancorp, Inc.	5,749	163,214
Eagle Financial Services, Inc.	1,205	49,959
Eastern Bankshares, Inc.	43,332	963,704
Enterprise Financial Services Corp.	7,237	476,774
Equity Bancshares, Inc., Class A	3,607	176,707
Esquire Financial Holdings, Inc.	1,448	172,471
Farmers & Merchants Bancorp, Inc.	3,204	97,978
Farmers National Banc Corp.	12,218	178,383
FB Bancorp, Inc. (A)	3,195	48,117
FB Financial Corp.	8,810	487,634
Fidelity D&D Bancorp, Inc.	905	46,535
Financial Institutions, Inc.	3,721	145,007
First Bancorp (North Carolina)	8,194	523,842
First Bancorp (Puerto Rico)	30,976	807,544
First Bank	5,397	95,689
First Busey Corp.	16,083	474,449
First Business Financial Services, Inc.	1,723	108,842
First Capital, Inc.	634	40,982
First Commonwealth Financial Corp.	20,046	407,535
First Community Bankshares, Inc.	3,704	164,532
First Community Corp.	1,792	58,563
First Financial Bancorp	20,523	694,293
First Financial Bankshares, Inc.	27,170	940,082
First Financial Corp.	2,223	172,149
First Internet Bancorp	2,061	57,296
First Interstate BancSystem, Inc., Class A	17,443	672,602
First Merchants Corp.	12,507	546,431
First Mid Bancshares, Inc.	5,277	253,771
First National Corp.	1,865	55,987
First Northern Community Bancorp (A)	3,301	59,220
First United Corp.	1,194	52,667
First Western Financial, Inc. (A)	1,991	63,931
Firstsun Capital Bancorp (A)	5,125	198,748
Five Star Bancorp	3,494	170,123
Flagstar Bank NA	61,494	918,720
Franklin Financial Services Corp.	918	57,467
FS Bancorp, Inc.	1,367	59,328
Fulton Financial Corp.	37,321	902,795
FVCBankcorp, Inc.	4,013	70,228
GBank Financial Holdings, Inc. (A)(B)	2,085	63,196
German American Bancorp, Inc.	8,104	384,616
Glacier Bancorp, Inc.	26,272	1,355,110
Great Southern Bancorp, Inc.	1,536	120,438
Greene County Bancorp, Inc.	1,531	51,426
Hancock Whitney Corp.	15,828	1,182,668
Hanmi Financial Corp.	5,931	192,164
Hawthorn Bancshares, Inc.	1,137	44,684
HBT Financial, Inc.	4,170	133,398
Heritage Financial Corp.	8,455	250,437
Hilltop Holdings, Inc.	8,082	313,420

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home Bancorp, Inc.	1,348	$92,365
Home BancShares, Inc.	36,287	1,035,994
HomeTrust Bancshares, Inc.	3,304	164,837
Hope Bancorp, Inc.	26,604	363,943
Horizon Bancorp, Inc.	10,771	215,205
Independent Bank Corp. (Massachusetts)	9,573	801,452
Independent Bank Corp. (Michigan)	4,063	146,552
International Bancshares Corp.	11,067	840,539
Investar Holding Corp.	2,468	73,941
Isabella Bank Corp.	1,556	61,462
John Marshall Bancorp, Inc.	3,552	77,434
Kearny Financial Corp.	12,492	118,174
Lakeland Financial Corp.	5,018	309,711
LCNB Corp.	2,841	49,973
Live Oak Bancshares, Inc.	7,498	306,218
MainStreet Bancshares, Inc.	1,547	38,195
Mechanics Bancorp, Class A	8,427	133,989
Mercantile Bank Corp.	3,391	194,711
Meridian Corp.	2,061	41,282
Metrocity Bankshares, Inc.	5,399	193,770
Metropolitan Bank Holding Corp.	2,171	214,408
Mid Penn Bancorp, Inc.	4,263	148,523
Midland States Bancorp, Inc.	4,044	125,930
MVB Financial Corp.	2,996	86,914
National Bank Holdings Corp., Class A	8,309	369,169
National Bankshares, Inc.	1,657	60,199
NB Bancorp, Inc.	8,507	179,753
NBT Bancorp, Inc.	10,448	515,818
Nicolet Bankshares, Inc.	3,971	656,764
Northeast Bank	1,482	196,409
Northeast Community Bancorp, Inc.	3,118	86,493
Northfield Bancorp, Inc.	8,349	122,981
Northpointe Bancshares, Inc.	4,201	80,575
Northrim BanCorp, Inc.	4,551	126,245
Northwest Bancshares, Inc.	28,236	428,058
Norwood Financial Corp.	2,536	81,532
Oak Valley Bancorp	1,739	58,683
OceanFirst Financial Corp.	17,110	334,158
OFG Bancorp	8,465	415,378
Ohio Valley Banc Corp.	898	39,000
Old National Bancorp	67,692	1,753,223
Old Second Bancorp, Inc.	10,413	242,831
OP Bancorp	2,574	38,584
Orange County Bancorp, Inc.	2,795	102,800
Origin Bancorp, Inc.	6,086	311,299
Orrstown Financial Services, Inc.	3,595	146,784
Park National Corp.	3,430	627,656
Parke Bancorp, Inc.	2,335	77,429
Pathward Financial, Inc.	4,240	369,134
PCB Bancorp	2,407	68,287
Peapack-Gladstone Financial Corp.	3,168	149,941
Peoples Bancorp of North Carolina, Inc.	1,167	50,286
Peoples Bancorp, Inc.	7,240	278,088
Peoples Financial Services Corp.	2,039	135,328
Plumas Bancorp	1,491	87,134
Ponce Financial Group, Inc. (A)	4,830	96,310
Preferred Bank	2,196	233,347
Primis Financial Corp.	5,232	85,648
Princeton Bancorp, Inc.	1,032	39,164
Provident Financial Services, Inc.	26,085	616,649
QCR Holdings, Inc.	3,240	315,414
RBB Bancorp	3,608	98,913
Red River Bancshares, Inc.	1,092	99,678
Renasant Corp.	18,422	783,672
Republic Bancorp, Inc., Class A	1,848	167,115
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
S&T Bancorp, Inc.	7,337	$360,100
Seacoast Banking Corp. of Florida	19,405	645,216
ServisFirst Bancshares, Inc.	10,534	913,825
Shore Bancshares, Inc.	6,822	156,565
Sierra Bancorp	2,778	113,231
Simmons First National Corp., Class A	29,949	678,345
SmartFinancial, Inc.	3,501	164,267
South Plains Financial, Inc.	3,462	149,160
Southern First Bancshares, Inc. (A)	1,918	117,190
Southern Missouri Bancorp, Inc.	1,883	143,503
Southside Bancshares, Inc.	6,690	235,421
Stock Yards Bancorp, Inc.	5,399	412,862
Texas Capital Bancshares, Inc.	8,555	883,389
The Bancorp, Inc. (A)	8,025	502,686
The Bank of NT Butterfield & Son, Ltd.	8,090	481,355
The First Bancorp, Inc.	2,321	80,817
The Hingham Institution for Savings	316	97,059
Third Coast Bancshares, Inc. (A)	3,170	128,068
Timberland Bancorp, Inc.	1,937	86,797
Tompkins Financial Corp.	2,910	275,053
Towne Bank	17,740	642,898
TriCo Bancshares	6,414	345,394
Triumph Financial, Inc. (A)	4,650	354,842
Trustmark Corp.	10,963	504,408
UMB Financial Corp.	14,465	2,065,023
United Bankshares, Inc.	26,949	1,235,073
United Community Banks, Inc.	24,332	853,810
Unity Bancorp, Inc.	1,627	95,489
Univest Financial Corp.	5,779	252,831
USCB Financial Holdings, Inc.	3,084	63,099
Valley National Bancorp	94,729	1,387,780
Virginia National Bankshares Corp.	1,003	44,513
WaFd, Inc.	14,625	561,161
Washington Trust Bancorp, Inc.	3,980	145,190
WesBanco, Inc.	19,071	744,341
West BanCorp, Inc.	4,189	111,134
Westamerica BanCorp	4,694	275,397
Western New England Bancorp, Inc.	3,747	53,582
WSFS Financial Corp.	10,322	792,007
		66,633,614
Capital markets – 1.8%
Acadian Asset Management, Inc.	5,663	405,018
Artisan Partners Asset Management, Inc., Class A	12,678	437,771
Bakkt, Inc. (A)(B)	6,043	47,196
BGC Group, Inc., Class A	75,228	804,187
BRC Group Holdings, Inc. (A)(B)	4,719	37,941
Chaince Digital Holdings, Inc. (A)(B)	13,601	59,436
Cohen & Steers, Inc.	5,721	435,597
DigitalBridge Group, Inc.	35,799	564,908
Donnelley Financial Solutions, Inc. (A)	5,034	211,176
GCM Grosvenor, Inc., Class A	12,342	151,807
Gemini Space Station, Inc., Class A (A)	8,941	38,089
Innventure, Inc. (A)	11,717	59,405
Marex Group PLC	12,408	756,268
Miami International Holdings, Inc. (A)	15,303	568,659
Moelis & Company, Class A	15,011	982,020
Open Lending Corp. (A)	22,626	70,367
Patria Investments, Ltd., Class A (B)	14,244	156,399
Perella Weinberg Partners	14,278	227,877
Piper Sandler Companies	14,017	1,013,990
PJT Partners, Inc., Class A	4,860	733,568
Ridgepost Capital, Inc., Class A	12,921	101,688
StepStone Group, Inc., Class A	15,769	652,206
StoneX Group, Inc. (A)	14,518	1,720,383

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Victory Capital Holdings, Inc., Class A	8,522	$716,359
Virtus Investment Partners, Inc.	1,245	178,658
Wealthfront Corp. (A)	7,766	69,428
Webull Corp. (A)	67,252	438,483
WisdomTree, Inc. (B)	27,034	457,956
		12,096,840
Consumer finance – 1.2%
Atlanticus Holdings Corp. (A)	1,056	107,976
Bread Financial Holdings, Inc.	8,087	876,226
Dave, Inc. (A)	2,047	762,692
Encore Capital Group, Inc. (A)	4,174	389,392
Enova International, Inc. (A)	4,845	1,166,337
FirstCash Holdings, Inc.	8,221	1,778,367
Green Dot Corp., Class A (A)	11,226	151,663
Happen, Inc. (A)	22,842	473,743
Jefferson Capital, Inc.	4,961	96,591
LendingTree, Inc. (A)	2,287	101,291
Medallion Financial Corp.	3,453	35,255
Navient Corp.	14,172	120,604
Nelnet, Inc., Class A	3,002	400,257
NerdWallet, Inc., Class A (A)	6,837	63,242
Oportun Financial Corp. (A)	8,905	50,848
OppFi, Inc. (A)	5,043	50,077
PRA Group, Inc. (A)	7,746	147,097
PROG Holdings, Inc.	7,917	369,011
Regional Management Corp.	1,860	76,632
Upstart Holdings, Inc. (A)(B)	17,092	605,570
World Acceptance Corp. (A)	497	111,244
		7,934,115
Financial services – 2.1%
Acacia Research Corp. (A)	9,285	43,268
Alerus Financial Corp.	4,962	154,318
Better Home & Finance Holding Company (A)(B)	1,692	46,530
Bladex, Inc.	5,945	365,439
Burford Capital, Ltd.	43,700	179,170
Cannae Holdings, Inc.	8,547	123,077
Cass Information Systems, Inc.	2,478	127,171
Compass Diversified Holdings (A)	13,933	148,526
Dlocal, Ltd.	18,556	241,135
Enact Holdings, Inc.	5,617	256,753
Essent Group, Ltd.	17,972	1,155,240
EVERTEC, Inc.	12,815	356,001
Federal Agricultural Mortgage Corp., Class C	1,859	370,443
Flywire Corp. (A)	24,127	423,911
HA Sustainable Infrastructure Capital, Inc.	25,678	1,002,726
International Money Express, Inc. (A)	5,898	85,226
Jackson Financial, Inc., Class A	13,102	1,341,514
Marqeta, Inc., Class A (A)	72,005	292,340
Merchants Bancorp	5,182	259,100
NCR Atleos Corp. (A)	14,722	639,082
NewtekOne, Inc.	5,255	77,827
NMI Holdings, Inc. (A)	15,248	626,540
Onity Group, Inc. (A)	1,554	61,772
PagSeguro Digital, Ltd., Class A	32,996	298,614
Paymentus Holdings, Inc., Class A (A)	12,124	292,916
Payoneer Global, Inc. (A)	53,834	383,298
Paysafe, Ltd. (A)(B)	5,830	43,550
Paysign, Inc. (A)	9,203	75,373
PennyMac Financial Services, Inc.	5,968	519,813
Priority Technology Holdings, Inc. (A)	7,303	48,711
Radian Group, Inc.	26,916	1,013,926
Remitly Global, Inc. (A)	37,901	849,361
Repay Holdings Corp. (A)	15,603	65,533
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Sezzle, Inc. (A)(B)	3,277	$562,432
StoneCo, Ltd., Class A	46,215	500,971
TrustCo Bank Corp. NY	3,488	191,526
Velocity Financial, Inc. (A)	3,016	55,675
Walker & Dunlop, Inc.	6,819	372,999
Waterstone Financial, Inc.	4,030	83,542
		13,735,349
Insurance – 2.0%
Abacus Global Management, Inc. (B)	5,915	63,350
Accelerant Holdings, Class A (A)	12,559	147,191
American Coastal Insurance Corp.	5,783	64,191
American Integrity Insurance Group, Inc.	2,632	49,561
AMERISAFE, Inc.	3,855	130,415
Ategrity Specialty Holdings LLC (A)	2,140	51,446
Bowhead Specialty Holdings, Inc. (A)	3,813	114,123
Citizens, Inc. (A)(B)	8,587	49,289
CNO Financial Group, Inc.	18,520	944,150
Crawford & Company, Class A	3,546	39,963
Donegal Group, Inc., Class A	4,278	80,683
Employers Holdings, Inc.	3,706	187,079
F&G Annuities & Life, Inc.	7,276	193,469
Genworth Financial, Inc. (A)	75,790	717,731
Goosehead Insurance, Inc., Class A (A)	4,793	232,461
Greenlight Capital Re, Ltd., Class A (A)	5,438	87,987
Hamilton Insurance Group, Ltd., Class B	9,141	310,246
HCI Group, Inc.	2,216	388,354
Heritage Insurance Holdings, Inc. (A)	4,914	128,157
Hippo Holdings, Inc. (A)	4,049	114,425
Horace Mann Educators Corp.	8,082	417,435
Investors Title Company	272	74,441
James River Group Holdings, Inc.	9,575	42,130
Kemper Corp.	11,952	322,226
Kingstone Companies, Inc.	2,342	44,568
Kingsway Corp. (A)	4,195	43,712
Lemonade, Inc. (A)	14,373	934,964
MBIA, Inc. (A)	10,621	69,249
Mercury General Corp.	5,431	579,053
Neptune Insurance Holdings, Inc., Class A (A)	7,759	244,409
Octave Specialty Group, Inc. (A)	9,293	57,988
Oscar Health, Inc., Class A (A)	48,087	1,371,441
Palomar Holdings, Inc. (A)	5,296	669,361
Pelagos Insurance Capital, Ltd.	8,674	211,212
Root, Inc., Class A (A)	2,575	143,994
Safety Insurance Group, Inc.	2,826	211,554
Selective Insurance Group, Inc.	11,994	1,163,538
SiriusPoint, Ltd. (A)	21,151	507,624
Skyward Specialty Insurance Group, Inc. (A)	8,285	483,430
Slide Insurance Holdings, Inc. (A)	13,219	256,052
Stewart Information Services Corp.	6,081	401,468
The Baldwin Insurance Group, Inc. (A)(B)	19,683	523,174
Tiptree, Inc.	5,108	91,535
Trupanion, Inc. (A)	6,985	173,018
United Fire Group, Inc.	4,376	229,477
Universal Insurance Holdings, Inc.	5,044	208,620
		13,569,944
Mortgage real estate investment trusts – 0.7%
Adamas Trust, Inc.	17,006	159,516
Angel Oak Mortgage REIT, Inc.	4,538	41,205
Apollo Commercial Real Estate Finance, Inc.	28,234	301,539
Arbor Realty Trust, Inc.	38,355	207,884
Ares Commercial Real Estate Corp.	12,056	54,252
ARMOUR Residential REIT, Inc.	24,501	427,542

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Blackstone Mortgage Trust, Inc., Class A	31,557	$534,891
BrightSpire Capital, Inc.	24,284	132,348
Chicago Atlantic Real Estate Finance, Inc.	5,269	56,484
Chimera Investment Corp.	16,508	220,217
Claros Mortgage Trust, Inc. (A)	22,099	51,933
Dynex Capital, Inc.	42,467	556,742
Ellington Financial, Inc.	24,108	328,110
Franklin BSP Realty Trust, Inc.	15,727	128,018
Invesco Mortgage Capital, Inc.	16,555	130,785
KKR Real Estate Finance Trust, Inc.	11,179	76,464
Ladder Capital Corp.	21,804	216,950
MFA Financial, Inc.	19,725	191,135
Nexpoint Real Estate Finance, Inc.	2,091	32,411
Orchid Island Capital, Inc.	39,589	275,935
PennyMac Mortgage Investment Trust	17,299	195,133
Ready Capital Corp.	34,096	59,668
Redwood Trust, Inc.	25,715	121,889
Seven Hills Realty Trust	6,580	55,469
TPG Mortgage Investment Trust, Inc.	6,142	48,645
TPG RE Finance Trust, Inc.	13,302	111,338
Two Harbors Investment Corp.	21,427	265,909
		4,982,412
		118,952,274
Health care – 19.2%
Biotechnology – 10.2%
4D Molecular Therapeutics, Inc. (A)	9,505	126,417
89Bio, Inc. (A)(B)(C)	24,104	8,195
Abeona Therapeutics, Inc. (A)	9,363	57,863
Absci Corp. (A)	27,825	322,492
ACADIA Pharmaceuticals, Inc. (A)	25,663	649,274
Achieve Life Sciences, Inc. (A)	16,088	105,055
ADMA Biologics, Inc. (A)	46,103	385,882
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Agios Pharmaceuticals, Inc. (A)	11,956	443,687
Akebia Therapeutics, Inc. (A)	56,153	64,014
Akero Therapeutics, Inc. (A)(C)	13,077	8,500
Aktis Oncology, Inc. (A)	4,392	141,554
Albireo Pharma, Inc. (A)(C)	3,774	23,210
Alector, Inc. (A)	17,125	34,421
Alkermes PLC (A)	33,424	1,751,250
Allogene Therapeutics, Inc. (A)	54,998	114,396
Altimmune, Inc. (A)	40,851	124,187
ALX Oncology Holdings, Inc. (A)	23,441	48,523
AnaptysBio, Inc. (A)	3,969	267,908
Anavex Life Sciences Corp. (A)	20,441	52,942
Anika Therapeutics, Inc. (A)	2,483	36,326
Annexon, Inc. (A)	31,878	182,023
Apogee Therapeutics, Inc. (A)	8,993	1,193,641
Arbutus Biopharma Corp. (A)	33,400	160,320
Arcturus Therapeutics Holdings, Inc. (A)(B)	5,960	40,051
Arcus Biosciences, Inc. (A)	18,062	556,851
Arcutis Biotherapeutics, Inc. (A)	22,901	600,464
Ardelyx, Inc. (A)	49,039	250,099
ArriVent Biopharma, Inc. (A)	7,870	273,404
ARS Pharmaceuticals, Inc. (A)(B)	12,845	102,888
Assembly Biosciences, Inc. (A)	2,237	61,473
Atrium Therapeutics, Inc. (A)	2,891	38,884
Aura Biosciences, Inc. (A)	10,494	74,507
Aurinia Pharmaceuticals, Inc. (A)	23,889	405,396
Avalo Therapeutics, Inc. (A)	8,494	156,969
Beam Therapeutics, Inc. (A)	19,888	682,556
Benitec Biopharma, Inc. (A)	3,666	49,051
Bicara Therapeutics, Inc. (A)	8,959	265,993
BioCryst Pharmaceuticals, Inc. (A)	46,785	467,850
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biohaven, Ltd. (A)	26,956	$401,105
Blueprint Medicines Corp. (A)(C)	12,182	5,604
Bright Minds Biosciences, Inc. (A)	1,516	106,423
C4 Therapeutics, Inc. (A)	21,093	98,504
Cabaletta Bio, Inc. (A)	23,375	72,696
Candel Therapeutics, Inc. (A)	12,931	133,189
Capricor Therapeutics, Inc. (A)	10,763	259,173
CareDx, Inc. (A)	10,319	294,092
Caribou Biosciences, Inc. (A)	21,367	37,606
Catalyst Pharmaceuticals, Inc. (A)	23,237	730,339
Celcuity, Inc. (A)	7,700	805,574
Celldex Therapeutics, Inc. (A)	15,759	586,392
Century Therapeutics, Inc. (A)	25,848	63,328
CG Oncology, Inc. (A)	14,789	1,050,758
Chinook Therapeutics, Inc. (A)(C)	12,035	16,862
Climb Bio, Inc. (A)	7,226	94,227
Cogent Biosciences, Inc. (A)	33,339	1,290,219
Coherus Oncology, Inc. (A)(B)	29,001	40,601
Compass Therapeutics, Inc. (A)	28,641	62,724
Corbus Pharmaceuticals Holdings, Inc. (A)	3,964	37,182
Corvus Pharmaceuticals, Inc. (A)	13,722	205,007
Crescent Biopharma, Inc. (A)	4,483	80,694
CRISPR Therapeutics AG (A)	18,652	1,017,280
Cullinan Therapeutics, Inc. (A)	12,361	225,094
Cytokinetics, Inc. (A)	26,375	2,246,886
CytomX Therapeutics, Inc. (A)	36,326	136,223
Damora Therapeutics, Inc. (A)	10,752	279,660
Denali Therapeutics, Inc. (A)	29,633	762,161
Design Therapeutics, Inc. (A)	6,551	94,793
DiaMedica Therapeutics, Inc. (A)(B)	6,416	45,169
Dianthus Therapeutics, Inc. (A)	9,461	922,258
Disc Medicine, Inc. (A)	5,713	417,849
Dyne Therapeutics, Inc. (A)	27,333	607,066
Editas Medicine, Inc. (A)	21,319	69,074
Eikon Therapeutics, Inc. (A)	4,733	61,766
Eledon Pharmaceuticals, Inc. (A)	16,769	66,070
Emergent BioSolutions, Inc. (A)	10,618	88,979
Enanta Pharmaceuticals, Inc. (A)	6,111	89,098
Entrada Therapeutics, Inc. (A)	7,510	55,274
Erasca, Inc. (A)	40,098	734,595
Evommune, Inc. (A)	2,665	35,418
Fennec Pharmaceuticals, Inc. (A)	6,493	69,800
First Tracks Biotherapeutics, Inc. (A)	4,878	98,145
Forte Biosciences, Inc. (A)	4,014	85,298
Generate Biomedicines, Inc. (A)	5,214	87,960
Geron Corp. (A)	113,611	145,422
GRAIL, Inc. (A)	8,270	564,593
Hyperliquid Strategies, Inc. (A)	25,252	198,733
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	16,928	630,907
Immix Biopharma, Inc. (A)	8,523	87,872
Immuneering Corp., Class A (A)	11,180	55,788
ImmunityBio, Inc. (A)(B)	77,305	676,805
Immunome, Inc. (A)	21,268	450,669
Immunovant, Inc. (A)	17,221	663,525
Inhibikase Therapeutics, Inc. (A)(B)	20,052	40,706
Inhibrx Biosciences, Inc. (A)	1,926	182,489
Inhibrx, Inc. (A)(C)	6,820	4,297
Intellia Therapeutics, Inc. (A)(B)	27,130	459,040
Invivyd, Inc. (A)	44,634	38,939
Iovance Biotherapeutics, Inc. (A)(B)	79,955	332,613
Ironwood Pharmaceuticals, Inc. (A)	33,058	139,174
Jade Biosciences, Inc. (A)	6,683	148,496
Janux Therapeutics, Inc. (A)	8,965	137,702
Kailera Therapeutics, Inc. (A)	9,467	208,558

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Karyopharm Therapeutics, Inc. (A)	4,315	$42,158
Keros Therapeutics, Inc. (A)	4,169	44,608
Kiniksa Pharmaceuticals International PLC (A)	8,458	540,889
Kodiak Sciences, Inc. (A)	7,937	309,226
Krystal Biotech, Inc. (A)	5,206	1,934,914
Kura Oncology, Inc. (A)	17,700	194,169
Kymera Therapeutics, Inc. (A)	12,514	1,434,980
Kyverna Therapeutics, Inc. (A)	8,933	79,593
Larimar Therapeutics, Inc. (A)	14,486	44,182
Lexeo Therapeutics, Inc. (A)	14,877	69,252
MacroGenics, Inc. (A)	13,411	61,959
MannKind Corp. (A)	62,627	266,791
MapLight Therapeutics, Inc. (A)	2,215	79,386
MeiraGTx Holdings PLC (A)	12,781	172,671
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
MiMedx Group, Inc. (A)	26,094	100,462
Mineralys Therapeutics, Inc. (A)	11,571	312,186
Mirum Pharmaceuticals, Inc. (A)	9,478	1,109,589
Monopar Therapeutics, Inc. (A)	922	85,368
Monte Rosa Therapeutics, Inc. (A)	14,961	362,056
Myriad Genetics, Inc. (A)	19,458	111,105
Neurogene, Inc. (A)	2,356	74,096
Novavax, Inc. (A)(B)	30,725	289,430
Nurix Therapeutics, Inc. (A)	19,426	471,275
Nuvalent, Inc., Class A (A)	10,730	1,325,155
Nuvectis Pharma, Inc. (A)	3,515	64,641
Ocugen, Inc. (A)	71,474	109,355
Olema Pharmaceuticals, Inc. (A)	15,902	198,934
Opus Genetics, Inc. (A)	11,996	49,304
Organogenesis Holdings, Inc. (A)(B)	15,576	37,850
ORIC Pharmaceuticals, Inc. (A)	15,407	166,858
Oruka Therapeutics, Inc. (A)	10,084	959,694
Ovid therapeutics, Inc. (A)	31,671	85,195
Palisade Bio, Inc. (A)	30,635	64,027
Palvella Therapeutics, Inc. (A)	2,204	336,815
PDL BioPharma, Inc. (A)(C)	28,581	2,286
Perspective Therapeutics, Inc. (A)	21,601	73,659
Praxis Precision Medicines, Inc. (A)	5,020	1,680,646
Precigen, Inc. (A)	38,954	222,038
Precision BioSciences, Inc. (A)	5,660	44,488
Prime Medicine, Inc. (A)	19,942	73,586
Protagonist Therapeutics, Inc. (A)	12,284	1,505,773
Protara Therapeutics, Inc. (A)	11,635	44,446
Prothena Corp. PLC (A)	9,409	92,114
PTC Therapeutics, Inc. (A)	16,537	1,348,923
Puma Biotechnology, Inc. (A)	9,265	75,139
Recursion Pharmaceuticals, Inc., Class A (A)(B)	103,158	378,590
REGENXBIO, Inc. (A)	10,100	120,998
Regulus Therapeutics, Inc. (A)(C)	12,077	14,009
Relay Therapeutics, Inc. (A)	32,507	608,206
Replimune Group, Inc. (A)	15,940	176,456
Rezolute, Inc. (A)	16,363	85,088
Rhythm Pharmaceuticals, Inc. (A)	11,023	1,223,884
Rigel Pharmaceuticals, Inc. (A)	3,659	143,140
Rocket Pharmaceuticals, Inc. (A)	19,603	67,042
SAB Biotherapeutics, Inc. (A)	9,754	38,041
Sage Therapeutics, Inc. (A)(C)	11,117	2,001
Sagimet Biosciences, Inc., Class A (A)	12,099	93,525
Sana Biotechnology, Inc. (A)(B)	38,054	132,808
Sarepta Therapeutics, Inc. (A)	20,787	373,542
Savara, Inc. (A)	31,828	196,060
Scholar Rock Holding Corp. (A)	22,331	1,228,205
SELLAS Life Sciences Group, Inc. (A)(B)	37,798	557,898
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Shattuck Labs, Inc. (A)	12,673	$87,951
Sionna Therapeutics, Inc. (A)	3,798	167,074
Solid Biosciences, Inc. (A)	16,069	160,529
Spruce Biosciences, Inc. (A)	623	33,642
Spyre Therapeutics, Inc. (A)	14,901	1,322,911
Stoke Therapeutics, Inc. (A)	11,077	362,439
Surrozen, Inc. (A)	1,669	43,311
Sutro Biopharma, Inc. (A)	3,289	109,195
Syndax Pharmaceuticals, Inc. (A)	17,898	391,250
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	28,149	879,938
Taysha Gene Therapies, Inc. (A)	48,463	330,033
Tectonic Therapeutic, Inc. (A)	2,161	74,284
Tenax Therapeutics, Inc. (A)	5,427	78,963
TG Therapeutics, Inc. (A)	29,043	1,595,622
Tonix Pharmaceuticals Holding Corp. (A)	3,016	38,484
Travere Therapeutics, Inc. (A)	17,845	1,013,774
Twist Bioscience Corp. (A)	12,401	1,275,815
Tyra Biosciences, Inc. (A)	7,531	240,540
Ultragenyx Pharmaceutical, Inc. (A)	19,550	652,775
Unicycive Therapeutics, Inc. (A)	5,398	25,317
Upstream Bio, Inc. (A)	7,520	52,038
UroGen Pharma, Ltd. (A)	8,547	314,530
Vanda Pharmaceuticals, Inc. (A)	11,687	71,524
Vaxcyte, Inc. (A)	26,347	1,531,551
Vera Therapeutics, Inc. (A)	12,847	551,265
Veracyte, Inc. (A)	16,196	951,191
Verastem, Inc. (A)	16,774	64,077
Vericel Corp. (A)	10,371	461,406
Verve Therapeutics, Inc. (A)(C)	13,147	8,283
Vir Biotechnology, Inc. (A)	25,224	257,033
Viridian Therapeutics, Inc. (A)	18,344	336,979
Vor BioPharma, Inc. (A)	8,216	151,257
Voyager Therapeutics, Inc. (A)	12,955	45,343
X4 Pharmaceuticals, Inc. (A)	16,839	78,638
Xencor, Inc. (A)	14,439	232,468
Xenon Pharmaceuticals, Inc. (A)	19,674	1,187,523
XOMA Royalty Corp. (A)	2,007	85,298
Z Squared, Inc. (A)	9,018	95,410
Zenas Biopharma, Inc. (A)(B)	5,816	147,610
Zentalis Pharmaceuticals, Inc. (A)	10,695	51,871
Zura Bio, Ltd. (A)	12,595	74,311
Zymeworks, Inc. (A)	9,645	252,120
		68,347,188
Health care equipment and supplies – 2.6%
Alphatec Holdings, Inc. (A)	25,238	218,309
AngioDynamics, Inc. (A)	7,824	101,790
Anteris Technologies Global Corp. (A)	16,562	163,136
Artivion, Inc. (A)	9,579	215,240
AtriCure, Inc. (A)	10,229	286,207
Avanos Medical, Inc. (A)	9,173	228,224
Axogen, Inc. (A)	10,535	486,612
Beta Bionics, Inc. (A)(B)	8,312	130,249
Bioventus, Inc., Class A (A)	10,260	96,854
Butterfly Network, Inc. (A)	42,367	356,730
CapsoVision, Inc. (A)	5,109	38,726
Ceribell, Inc. (A)	5,906	114,872
Cerus Corp. (A)	42,145	123,063
ClearPoint Neuro, Inc. (A)(B)	5,806	103,579
CONMED Corp.	6,232	203,973
Delcath Systems, Inc. (A)	6,127	77,139
Dentsply Sirona, Inc.	41,169	436,803
Electromed, Inc. (A)	1,475	62,393
Embecta Corp.	14,504	47,283
Enovis Corp. (A)	11,775	243,743

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Establishment Labs Holdings, Inc. (A)	5,432	$466,120
Glaukos Corp. (A)	11,518	1,609,756
Haemonetics Corp. (A)	9,417	706,275
ICU Medical, Inc. (A)	4,934	723,324
Inogen, Inc. (A)	6,801	43,866
Inspire Medical Systems, Inc. (A)	5,842	260,612
Integer Holdings Corp. (A)	6,851	640,226
Integra LifeSciences Holdings Corp. (A)	13,863	248,979
iRadimed Corp.	1,794	171,435
iRhythm Technologies, Inc. (A)	6,627	788,282
Kestra Medical Technologies, Ltd. (A)	5,608	142,668
Lantheus Holdings, Inc. (A)	13,017	1,444,106
LeMaitre Vascular, Inc.	4,414	423,567
LivaNova PLC (A)	11,210	921,798
Merit Medical Systems, Inc. (A)	11,885	824,106
MiniMed Group, Inc. (A)	6,391	95,545
Neogen Corp. (A)	44,566	400,648
NeuroPace, Inc. (A)	5,684	90,319
Novocure, Ltd. (A)	21,615	327,467
Omnicell, Inc. (A)	9,177	381,029
OraSure Technologies, Inc. (A)	15,247	68,002
Orthofix Medical, Inc. (A)	9,509	86,912
OrthoPediatrics Corp. (A)	4,116	78,739
Paragon 28, Inc. (A)(B)(C)	9,242	832
PROCEPT BioRobotics Corp. (A)	11,431	258,112
Pulse Biosciences, Inc. (A)	3,865	107,176
QuidelOrtho Corp. (A)	14,036	245,841
RxSight, Inc. (A)	9,019	43,472
Senseonics Holdings, Inc. (A)	8,725	49,558
SI-BONE, Inc. (A)	9,089	148,332
Sight Sciences, Inc. (A)	8,072	43,750
STAAR Surgical Company (A)	6,855	196,670
Strive, Inc., Class A (A)(B)	12,714	138,710
Tactile Systems Technology, Inc. (A)	4,705	140,115
Tandem Diabetes Care, Inc. (A)	14,143	213,418
TransMedics Group, Inc. (A)(B)	6,864	455,907
UFP Technologies, Inc. (A)	1,519	402,732
Utah Medical Products, Inc.	597	41,181
Varex Imaging Corp. (A)	9,119	95,111
		17,259,623
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	18,583	548,756
Accendra Health, Inc. (A)	15,415	52,719
AdaptHealth Corp. (A)	20,709	215,788
Addus HomeCare Corp. (A)	3,654	367,117
agilon health, Inc. (A)	2,497	267,628
Alignment Healthcare, Inc. (A)	40,807	971,615
AMN Healthcare Services, Inc. (A)	7,863	254,525
Ardent Health, Inc. (A)	5,029	49,485
Astrana Health, Inc. (A)	9,151	424,698
Aveanna Healthcare Holdings, Inc. (A)	15,927	136,494
BrightSpring Health Services, Inc. (A)	32,435	2,262,017
Brookdale Senior Living, Inc. (A)	47,809	769,247
Castle Biosciences, Inc. (A)	6,076	144,913
Clover Health Investments Corp. (A)	84,279	441,622
Community Health Systems, Inc. (A)	27,140	90,648
Concentra Group Holdings Parent, Inc.	23,451	697,667
CorVel Corp. (A)	6,023	376,558
Cross Country Healthcare, Inc. (A)	6,402	84,570
Fulgent Genetics, Inc. (A)	4,036	82,819
GeneDx Holdings Corp. (A)	4,013	275,492
Guardian Pharmacy Services, Inc., Class A (A)	3,675	153,872
HealthEquity, Inc. (A)	16,909	1,527,221
Hims & Hers Health, Inc. (A)(B)	43,106	1,494,485
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Hinge Health, Inc., Class A (A)	8,332	$691,556
Innovage Holding Corp. (A)	4,863	57,627
LifeStance Health Group, Inc. (A)	38,753	415,045
Lumexa Imaging Holdings, Inc. (A)	4,072	45,932
National HealthCare Corp.	2,604	550,381
NeoGenomics, Inc. (A)	26,448	385,876
NRC Health	2,549	54,982
Nutex Health, Inc. (A)(B)	1,004	171,574
Omada Health, Inc. (A)	7,252	159,181
OPKO Health, Inc. (A)	86,193	129,290
Option Care Health, Inc. (A)	31,813	667,119
PACS Group, Inc. (A)	9,368	399,452
Pediatrix Medical Group, Inc. (A)	16,572	419,769
Privia Health Group, Inc. (A)	24,241	623,721
Progyny, Inc. (A)	13,643	393,328
RadNet, Inc. (A)	14,276	880,401
Sonida Senior Living, Inc. (A)	5,851	238,721
Strata Critical Medical, Inc. (A)(B)	14,290	75,308
Surgery Partners, Inc. (A)	16,050	269,640
Talkspace, Inc. (A)	29,529	153,551
The Oncology Institute, Inc. (A)	15,486	84,089
The Pennant Group, Inc. (A)	6,937	256,322
US Physical Therapy, Inc.	3,071	210,916
Viemed Healthcare, Inc. (A)	7,749	88,339
		19,112,076
Health care technology – 0.3%
Certara, Inc. (A)	24,055	157,560
Claritev Corp. (A)	2,025	69,073
Evolent Health, Inc., Class A (A)	23,443	127,061
HealthStream, Inc.	5,044	137,449
HeartFlow, Inc. (A)	16,176	474,604
LifeMD, Inc. (A)(B)	8,850	36,551
Phreesia, Inc. (A)	10,410	107,119
Schrodinger, Inc. (A)	11,959	194,334
Simulations Plus, Inc. (A)	3,644	66,722
Teladoc Health, Inc. (A)	36,804	312,098
TruBridge, Inc. (A)	2,274	59,602
Waystar Holding Corp. (A)	22,552	462,993
		2,205,166
Life sciences tools and services – 0.5%
10X Genomics, Inc., Class A (A)	23,854	914,562
Adaptive Biotechnologies Corp. (A)	30,933	663,513
Alamar Biosciences, Inc. (A)	2,835	76,800
Azenta, Inc. (A)	8,569	218,681
BioLife Solutions, Inc. (A)	8,697	245,603
Codexis, Inc. (A)(B)	19,664	44,441
CryoPort, Inc. (A)	10,055	157,864
Cytek Biosciences, Inc. (A)	25,753	114,086
Fortrea Holdings, Inc. (A)	19,376	337,142
Ginkgo Bioworks Holdings, Inc. (A)	9,801	97,128
Maravai LifeSciences Holdings, Inc., Class A (A)	23,327	145,560
Mesa Laboratories, Inc.	1,099	109,405
OmniAb, Inc. (A)	20,239	49,788
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	2,692
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	2,654
Pacific Biosciences of California, Inc. (A)(B)	58,525	98,322
Personalis, Inc. (A)	13,721	183,861
Quanterix Corp. (A)	10,099	43,628
		3,505,730
Pharmaceuticals – 2.7%
Aclaris Therapeutics, Inc. (A)	24,822	131,308
Alto Neuroscience, Inc. (A)	5,337	140,843

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Alumis, Inc. (A)	15,859	$446,272
Amneal Pharmaceuticals, Inc. (A)	34,447	596,278
Amphastar Pharmaceuticals, Inc. (A)	6,579	132,764
Amylyx Pharmaceuticals, Inc. (A)	18,602	334,092
ANI Pharmaceuticals, Inc. (A)	4,057	335,838
Aquestive Therapeutics, Inc. (A)(B)	22,291	92,731
Arvinas, Inc. (A)	12,598	104,689
AtaiBeckley, Inc. (A)	64,608	340,484
Atea Pharmaceuticals, Inc. (A)	13,029	60,585
Avalyn Pharma, Inc. (A)	3,582	117,919
BioAge Labs, Inc. (A)	7,210	176,717
Collegium Pharmaceutical, Inc. (A)	6,543	236,857
Contineum Therapeutics, Inc., Class A (A)	5,759	94,390
CorMedix, Inc. (A)	14,886	116,855
Crinetics Pharmaceuticals, Inc. (A)	20,871	780,993
Definium Therapeutics, Inc. (A)	21,910	1,030,646
Edgewise Therapeutics, Inc. (A)	14,358	583,366
Enliven Therapeutics, Inc. (A)	8,607	436,805
Esperion Therapeutics, Inc. (A)	51,241	161,922
Eton Pharmaceuticals, Inc. (A)	5,379	194,720
Evolus, Inc. (A)	12,388	85,973
EyePoint, Inc. (A)	15,759	225,354
Fulcrum Therapeutics, Inc. (A)	12,985	47,525
Harmony Biosciences Holdings, Inc. (A)	9,057	329,765
Harrow, Inc. (A)(B)	6,512	276,565
Indivior Pharmaceuticals, Inc. (A)	23,899	980,576
Innoviva, Inc. (A)	14,811	336,358
LB Pharmaceuticals, Inc. (A)	4,719	153,155
Lexicon Pharmaceuticals, Inc. (A)	51,284	123,082
Ligand Pharmaceuticals, Inc. (A)	4,004	1,265,624
Liquidia Corp. (A)	14,084	1,122,917
Maze Therapeutics, Inc. (A)	7,234	215,863
MBX Biosciences, Inc. (A)	6,242	344,558
Nektar Therapeutics (A)	6,894	481,270
Neumora Therapeutics, Inc. (A)	22,866	38,872
Nuvation Bio, Inc. (A)(B)	50,819	288,652
Ocular Therapeutix, Inc. (A)	41,567	408,188
Omeros Corp. (A)(B)	14,609	138,932
Pacira BioSciences, Inc. (A)	7,930	201,184
Perrigo Company PLC	28,058	291,523
Phathom Pharmaceuticals, Inc. (A)	10,120	109,802
Phibro Animal Health Corp., Class A	4,287	134,612
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	9,494	448,781
Rapport Therapeutics, Inc. (A)	6,253	260,563
Relmada Therapeutics, Inc. (A)	19,146	132,490
Septerna, Inc. (A)	4,555	152,547
SIGA Technologies, Inc.	10,320	37,565
Supernus Pharmaceuticals, Inc. (A)	11,193	520,586
Tarsus Pharmaceuticals, Inc. (A)	8,391	528,130
Theravance Biopharma, Inc. (A)(B)	8,295	141,015
Third Harmonic Bio, Inc. (A)(C)	5,239	0
Trevi Therapeutics, Inc. (A)	21,500	400,975
VeraDermics, Inc. (A)	4,377	538,108
WaVe Life Sciences, Ltd. (A)	28,288	164,353
Xeris Biopharma Holdings, Inc. (A)	34,623	274,214
Zevra Therapeutics, Inc. (A)	11,827	169,599
		18,023,233
		128,453,016
Industrials – 14.4%
Aerospace and defense – 1.8%
AAR Corp. (A)	7,962	1,138,009
AerSale Corp. (A)	7,808	49,347
Aevex Corp., Class A (A)	3,682	76,917
AIRO Group Holdings, Inc. (A)(B)	4,868	35,975
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Archer Aviation, Inc., Class A (A)	134,464	$636,015
Astronics Corp. (A)	6,429	522,421
Astronics Corp., Class B (A)	1,128	85,728
Beta Technologies, Inc., Class A (A)	7,119	119,243
Cadre Holdings, Inc.	6,435	183,462
Ducommun, Inc. (A)	2,788	516,365
Eve Holding, Inc. (A)	22,270	55,898
Firefly Aerospace, Inc. (A)	15,996	470,282
Innovative Solutions and Support, Inc. (A)	3,016	54,288
Intuitive Machines, Inc. (A)(B)	25,580	547,156
Mercury Systems, Inc. (A)	11,261	1,377,558
Moog, Inc., Class A	5,699	2,415,464
National Presto Industries, Inc.	1,089	136,114
Park Aerospace Corp.	3,831	146,191
Red Cat Holdings, Inc. (A)(B)	22,293	237,420
Redwire Corp. (A)	39,156	478,878
Satellogic, Inc., Class A (A)	19,206	109,858
Sidus Space, Inc., Class A (A)	16,814	47,247
TAT Technologies, Ltd. (A)(B)	2,452	118,260
V2X, Inc. (A)	5,852	436,325
Virgin Galactic Holdings, Inc. (A)	20,155	58,248
Voyager Technologies, Inc., Class A (A)(B)	10,446	336,884
VSE Corp.	5,643	1,289,426
York Space Systems, Inc. (A)	3,928	96,707
		11,775,686
Air freight and logistics – 0.1%
Forward Air Corp. (A)(B)	4,920	66,469
Hub Group, Inc., Class A	12,170	532,924
Radiant Logistics, Inc. (A)	7,387	69,881
		669,274
Building products – 1.1%
Apogee Enterprises, Inc.	4,271	195,356
AZZ, Inc.	5,981	927,354
CSW Industrials, Inc.	3,241	901,970
Gibraltar Industries, Inc. (A)	6,134	276,643
Griffon Corp.	7,733	754,199
Insteel Industries, Inc.	3,927	118,595
Janus International Group, Inc. (A)	27,279	151,398
Masterbrand, Inc. (A)	40,850	420,347
Quanex Building Products Corp.	9,420	175,400
Resideo Technologies, Inc. (A)	27,566	857,303
Tecnoglass, Inc.	5,149	241,025
UFP Industries, Inc.	11,354	1,030,262
Zurn Elkay Water Solutions Corp.	30,089	1,520,397
		7,570,249
Commercial services and supplies – 1.5%
ABM Industries, Inc.	11,591	512,786
ACCO Brands Corp.	18,527	77,072
ACV Auctions, Inc., Class A (A)	34,738	249,766
BrightView Holdings, Inc. (A)	14,594	206,797
Casella Waste Systems, Inc., Class A (A)	12,746	1,235,980
Cimpress PLC (A)	3,460	351,882
Civeo Corp. (A)	2,275	79,625
CoreCivic, Inc. (A)	19,621	596,086
Deluxe Corp.	9,038	215,827
Ennis, Inc.	5,358	113,858
Enviri Corp. (A)	5,408	118,706
Healthcare Services Group, Inc. (A)	13,988	343,545
HNI Corp.	14,410	582,308
Interface, Inc.	11,674	418,396
Liquidity Services, Inc. (A)	4,815	188,363
MillerKnoll, Inc.	13,906	284,517
Onterris, Inc. (A)	6,959	140,641
OPENLANE, Inc. (A)	21,243	876,061

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Perma-Fix Environmental Services, Inc. (A)	3,995	$57,089
Pitney Bowes, Inc.	29,018	508,395
Quad/Graphics, Inc.	5,357	45,160
The Brink's Company	8,289	783,228
The GEO Group, Inc. (A)	25,522	754,175
UniFirst Corp.	2,932	775,397
Vestis Corp. (A)	18,740	272,105
		9,787,765
Construction and engineering – 1.9%
Ameresco, Inc., Class A (A)	6,670	184,092
Arcosa, Inc.	9,888	1,436,628
Argan, Inc.	2,743	2,190,423
Bowman Consulting Group, Ltd. (A)	3,054	89,177
Cardinal Infrastructure Group, Inc., Class A (A)	2,735	257,637
Centuri Holdings, Inc. (A)	17,785	537,818
Concrete Pumping Holdings, Inc. (A)	4,696	56,587
Construction Partners, Inc., Class A (A)	9,675	1,149,100
Fluor Corp. (A)	28,644	1,500,659
Granite Construction, Inc.	8,839	1,397,269
Legence Corp., Class A (A)	11,741	1,000,685
Limbach Holdings, Inc. (A)	2,284	175,868
Matrix Service Company (A)	6,018	82,447
MYR Group, Inc. (A)	3,122	1,562,249
NWPX Infrastructure, Inc. (A)	1,925	288,635
Orion Group Holdings, Inc. (A)	8,068	135,704
Tutor Perini Corp.	9,170	760,835
		12,805,813
Electrical equipment – 1.3%
Allient, Inc.	3,011	309,922
American Superconductor Corp. (A)	9,483	393,639
Amprius Technologies, Inc. (A)	27,547	381,801
Array Technologies, Inc. (A)(B)	31,222	231,355
Atkore, Inc.	6,879	523,079
Babcock & Wilcox Enterprises, Inc. (A)	26,862	378,754
ChargePoint Holdings, Inc. (A)(B)	6,075	35,903
Energy Vault Holdings, Inc. (A)	28,415	133,835
EnerSys	7,439	1,739,387
Enovix Corp. (A)(B)	40,497	245,817
Eos Energy Enterprises, Inc. (A)(B)	69,169	406,714
Fluence Energy, Inc. (A)	17,573	349,351
FuelCell Energy, Inc. (A)	10,907	392,761
Hyliion Holdings Corp. (A)	26,211	136,559
LSI Industries, Inc.	7,015	186,459
NANO Nuclear Energy, Inc. (A)	8,768	185,356
NuScale Power Corp. (A)	65,240	654,357
Plug Power, Inc. (A)(B)	274,174	743,012
Power Solutions International, Inc. (A)	1,766	68,680
Preformed Line Products Company	510	209,386
SES AI Corp. (A)	52,782	50,681
Shoals Technologies Group, Inc., Class A (A)	34,339	339,956
Sunrun, Inc. (A)	46,723	625,154
		8,721,918
Ground transportation – 0.4%
ArcBest Corp.	4,484	643,633
Covenant Logistics Group, Inc.	3,287	145,220
FTAI Infrastructure, Inc. (B)	23,277	108,005
Heartland Express, Inc.	8,545	130,055
Hertz Global Holdings, Inc. (A)(B)	26,634	60,326
Marten Transport, Ltd.	12,310	213,579
Proficient Auto Logistics, Inc. (A)	5,525	37,625
RXO, Inc. (A)	33,606	927,190
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Werner Enterprises, Inc.	12,130	$528,989
		2,794,622
Industrial conglomerates – 0.1%
Brookfield Business Corp., Class A	14,169	422,945
Machinery – 3.3%
3D Systems Corp. (A)	29,852	90,153
Aebi Schmidt Holding AG	8,233	103,324
AirJoule Technologies Corp. (A)(B)	7,541	41,777
Alamo Group, Inc.	2,116	348,061
Albany International Corp., Class A	5,817	433,367
Alliance Laundry Holdings, Inc. (A)	9,100	241,332
Astec Industries, Inc.	4,803	293,896
Atmus Filtration Technologies, Inc.	16,691	851,074
Blue Bird Corp. (A)	6,369	502,896
CECO Environmental Corp. (A)	10,545	956,853
Columbus McKinnon Corp.	6,217	94,063
Commercial Vehicle Group, Inc. (A)	6,862	31,702
Douglas Dynamics, Inc.	4,806	259,284
Energy Recovery, Inc. (A)	11,180	100,844
Enerpac Tool Group Corp.	10,530	377,606
Enpro, Inc.	4,279	1,612,883
ESCO Technologies, Inc.	5,266	1,843,311
Federal Signal Corp.	12,200	1,567,578
Franklin Electric Company, Inc.	7,621	816,895
Gencor Industries, Inc. (A)	2,243	33,466
Graham Corp. (A)	2,161	267,510
Helios Technologies, Inc.	6,682	596,369
Hillman Solutions Corp. (A)	41,001	346,048
Hyster-Yale, Inc.	2,548	89,333
JBT Marel Corp.	10,569	1,532,505
Kadant, Inc.	2,392	751,638
Kennametal, Inc.	15,542	544,747
LB Foster Company, Class A (A)	2,095	94,631
Lindsay Corp.	2,100	259,980
Luxfer Holdings PLC	5,975	107,789
Mayville Engineering Company, Inc. (A)	3,033	113,616
Microvast Holdings, Inc. (A)(B)	44,100	51,597
Miller Industries, Inc.	2,295	117,389
Mueller Water Products, Inc., Class A	31,341	809,538
Palladyne AI Corp. (A)(B)	7,507	45,643
Park-Ohio Holdings Corp.	2,237	86,013
Perma-Pipe International Holdings, Inc. (A)	1,569	42,724
Proto Labs, Inc. (A)	4,858	395,976
Richtech Robotics, Inc., Class B (A)(B)	37,799	79,756
Standex International Corp.	2,416	864,131
Tennant Company	3,577	313,131
Terex Corp.	22,984	1,663,812
The Elmet Group Company (A)	2,063	40,724
The Gorman-Rupp Company	4,408	404,390
The Greenbrier Companies, Inc.	6,168	302,294
The Manitowoc Company, Inc. (A)	7,746	107,592
Titan International, Inc. (A)	11,449	88,272
Trinity Industries, Inc.	16,208	560,473
Velo3D, Inc. (A)	3,346	58,722
Wabash National Corp.	8,393	113,306
Worthington Enterprises, Inc.	6,384	343,204
		21,793,218
Marine transportation – 0.2%
Costamare, Inc.	9,150	128,283
Genco Shipping & Trading, Ltd.	6,623	164,118
Himalaya Shipping, Ltd. (A)	6,208	82,939
Matson, Inc.	6,069	1,166,644
Pangaea Logistics Solutions, Ltd.	7,797	50,681

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine transportation (continued)
Safe Bulkers, Inc.	11,677	$73,682
		1,666,347
Passenger airlines – 0.5%
Allegiant Travel Company (A)	4,883	574,241
Frontier Group Holdings, Inc. (A)	12,520	99,033
JetBlue Airways Corp. (A)(B)	68,087	390,139
Joby Aviation, Inc. (A)(B)	135,346	1,207,286
Republic Airways Holdings, Inc. (A)	2,966	62,316
SkyWest, Inc. (A)	7,924	787,091
		3,120,106
Professional services – 1.1%
Asure Software, Inc. (A)(B)	4,722	37,493
Barrett Business Services, Inc.	4,827	171,455
BlackSky Technology, Inc. (A)	6,738	188,125
CBIZ, Inc. (A)	9,850	315,988
Clarivate PLC (A)	73,272	158,268
Concentrix Corp.	8,715	195,260
Conduent, Inc. (A)	35,373	51,645
CRA International, Inc.	1,261	179,440
Exponent, Inc.	9,856	579,139
Falcon's Beyond Global, Inc., Class A (A)(B)	2,726	48,850
First Advantage Corp. (A)(B)	16,397	295,966
Franklin Covey Company (A)(B)	2,132	52,298
Huron Consulting Group, Inc. (A)	3,332	300,413
IBEX Holdings, Ltd. (A)	2,089	63,443
ICF International, Inc.	3,626	264,190
Innodata, Inc. (A)	6,363	480,916
Insperity, Inc.	7,455	307,966
Kelly Services, Inc., Class A	6,335	77,794
Kforce, Inc.	3,467	162,672
Korn Ferry	10,333	687,971
Legalzoom.com, Inc. (A)	24,795	151,993
ManpowerGroup, Inc.	9,356	315,952
Maximus, Inc.	10,894	585,661
Mistras Group, Inc. (A)	3,815	66,648
Resolute Holdings Management, Inc. (A)(B)	821	118,659
Spire Global, Inc. (A)(B)	6,194	115,208
TIC Solutions, Inc. (A)(B)	36,341	293,999
TriNet Group, Inc.	5,696	281,895
TrueBlue, Inc. (A)	6,789	47,319
Upwork, Inc. (A)	24,122	201,660
Verra Mobility Corp. (A)	32,935	139,974
Willdan Group, Inc. (A)	2,929	231,684
		7,169,944
Trading companies and distributors – 1.1%
BlueLinx Holdings, Inc. (A)	1,594	98,637
Boise Cascade Company	7,221	560,566
Custom Truck One Source, Inc. (A)	12,944	152,869
Distribution Solutions Group, Inc. (A)	2,418	66,132
DNOW, Inc. (A)	37,538	486,868
DXP Enterprises, Inc. (A)	2,609	440,243
GATX Corp.	7,138	1,264,782
Global Industrial, Inc.	3,427	114,667
Herc Holdings, Inc.	6,698	960,091
Hudson Technologies, Inc. (A)	8,343	47,889
Karat Packaging, Inc.	2,024	67,723
McGrath RentCorp	5,003	605,513
NPK International, Inc. (A)	16,836	267,861
Rush Enterprises, Inc., Class A	12,222	892,023
Rush Enterprises, Inc., Class B	2,057	157,361
Titan Machinery, Inc. (A)	4,470	94,406
Transcat, Inc. (A)	1,874	173,851
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp.	765	$175,032
Xometry, Inc., Class A (A)(B)	9,251	892,907
		7,519,421
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)	4,175	41,082
		95,858,390
Information technology – 13.8%
Communications equipment – 1.1%
ADTRAN Holdings, Inc. (A)	15,716	218,452
Aviat Networks, Inc. (A)	2,757	61,205
BK Technologies Corp. (A)	631	54,253
Calix, Inc. (A)	11,931	445,265
Clearfield, Inc. (A)	2,402	95,576
Digi International, Inc. (A)	7,565	566,997
Extreme Networks, Inc. (A)	26,041	842,947
Harmonic, Inc. (A)	22,477	367,049
Lantronix, Inc. (A)	8,126	47,781
NETGEAR, Inc. (A)	5,448	127,211
NetScout Systems, Inc. (A)	14,258	620,936
Ondas, Inc. (A)(B)	97,454	803,021
Ribbon Communications, Inc. (A)	18,472	43,224
Viasat, Inc. (A)	25,372	2,278,659
Vistance Networks, Inc. (A)	44,325	566,474
		7,139,050
Electronic equipment, instruments and components – 2.7%
908 Devices, Inc. (A)(B)	5,197	45,214
Aeva Technologies, Inc. (A)	5,669	162,814
Arlo Technologies, Inc. (A)	21,795	293,797
Badger Meter, Inc.	5,954	883,455
Bel Fuse, Inc., Class A	374	108,920
Bel Fuse, Inc., Class B	2,407	801,627
Belden, Inc.	7,874	944,171
Benchmark Electronics, Inc.	7,180	708,451
Climb Global Solutions, Inc.	3,531	81,955
Crane NXT Company	10,044	513,851
CTS Corp.	5,733	373,734
Daktronics, Inc. (A)	8,022	156,910
ePlus, Inc.	5,318	442,617
Evolv Technologies Holdings, Inc. (A)	33,105	192,009
Forward Industries, Inc. (A)(B)	13,019	54,940
Frequency Electronics, Inc. (A)	1,384	91,828
Insight Enterprises, Inc. (A)	5,735	698,523
Itron, Inc. (A)	8,877	768,127
Kimball Electronics, Inc. (A)	5,059	129,510
Knowles Corp. (A)	17,204	713,622
LightPath Technologies, Inc., Class A (A)	11,186	182,891
Lightwave Logic, Inc. (A)(B)	32,295	305,511
Methode Electronics, Inc.	7,227	137,096
Mirion Technologies, Inc. (A)	48,379	867,435
M-Tron Industries, Inc. (A)	849	84,178
Napco Security Technologies, Inc.	7,033	267,113
nLight, Inc. (A)	11,193	779,257
Novanta, Inc. (A)	7,256	1,177,213
OSI Systems, Inc. (A)	3,199	699,621
Ouster, Inc. (A)	12,539	783,938
PC Connection, Inc.	2,305	168,242
Plexus Corp. (A)	5,392	1,621,213
Powerfleet, Inc. (A)	26,009	99,614
RF Industries, Ltd. (A)	1,816	38,517
Rogers Corp. (A)	3,622	593,030
ScanSource, Inc. (A)	4,235	220,601
Unusual Machines, Inc. (A)	9,147	203,978
Vishay Intertechnology, Inc.	24,629	1,324,548
Vishay Precision Group, Inc. (A)	2,453	367,729

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vuzix Corp. (A)	14,889	$43,178
		18,130,978
IT services – 0.4%
Backblaze, Inc., Class A (A)	11,930	189,210
BigBear.ai Holdings, Inc. (A)	97,734	358,684
Commerce.com, Inc. (A)	13,045	38,613
Crexendo, Inc. (A)	4,558	34,048
DXC Technology Company (A)	34,733	307,387
Everforth, Inc. (A)	8,444	150,894
Fastly, Inc., Class A (A)	30,678	563,248
Globant SA (A)	8,596	248,768
Grid Dynamics Holdings, Inc. (A)	13,849	78,662
Rackspace Technology, Inc. (A)(B)	18,572	121,275
SharonAI Holdings, Inc. (A)	879	74,416
The Hackett Group, Inc.	6,041	65,062
TSS, Inc. (A)(B)	4,961	61,020
Unisys Corp. (A)	14,514	53,121
Whitefiber, Inc. (A)	2,296	89,200
		2,433,608
Semiconductors and semiconductor equipment – 3.5%
ACM Research, Inc., Class A (A)	10,758	1,365,083
Aehr Test Systems (A)	6,109	586,831
Aeluma, Inc. (A)	2,622	57,894
Alpha & Omega Semiconductor, Ltd. (A)	5,017	237,455
Ambarella, Inc. (A)	8,531	731,960
Ambiq Micro, Inc. (A)	3,737	329,977
Amtech Systems, Inc. (A)	2,461	56,800
Atomera, Inc. (A)	7,801	67,947
Axcelis Technologies, Inc. (A)	6,248	1,183,684
AXT, Inc. (A)	12,469	898,766
Canadian Solar, Inc. (A)(B)	9,839	157,621
CEVA, Inc. (A)	5,601	264,143
Cohu, Inc. (A)	9,300	687,363
Diodes, Inc. (A)	9,210	1,007,942
Everspin Technologies, Inc. (A)	3,962	95,801
GSI Technology, Inc. (A)	6,614	51,126
Ichor Holdings, Ltd. (A)	7,015	787,644
Impinj, Inc. (A)	5,846	837,323
Indie Semiconductor, Inc., Class A (A)(B)	43,530	195,450
inTEST Corp. (A)	2,593	47,115
Kopin Corp. (A)(B)	35,406	158,619
Kulicke & Soffa Industries, Inc.	10,335	1,382,410
MaxLinear, Inc. (A)	17,302	2,215,175
Navitas Semiconductor Corp. (A)	36,695	657,574
NVE Corp.	999	104,445
PDF Solutions, Inc. (A)	6,635	469,692
Penguin Solutions, Inc. (A)	10,051	763,977
Photronics, Inc. (A)	11,637	378,552
Power Integrations, Inc.	11,206	938,615
QuickLogic Corp. (A)	3,510	70,095
Rigetti Computing, Inc. (A)(B)	66,894	1,292,392
Silicon Laboratories, Inc. (A)	6,594	1,441,185
SkyWater Technology, Inc. (A)	7,457	259,653
Synaptics, Inc. (A)	7,769	965,143
T1 Energy, Inc. (A)(B)	35,956	340,863
Ultra Clean Holdings, Inc. (A)	8,994	1,282,454
Veeco Instruments, Inc. (A)	12,000	909,600
Wolfspeed, Inc. (A)	5,777	278,740
		23,557,109
Software – 5.8%
8x8, Inc. (A)	25,519	43,637
A10 Networks, Inc.	14,490	541,346
ACI Worldwide, Inc. (A)	20,607	1,036,326
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Adeia, Inc.	22,391	$737,336
Agilysys, Inc. (A)	5,302	554,059
Alarm.com Holdings, Inc. (A)	9,604	448,699
Alkami Technology, Inc. (A)(B)	13,877	251,451
Amplitude, Inc., Class A (A)	20,744	158,692
Appian Corp., Class A (A)	8,271	189,406
Arteris, Inc. (A)	7,049	342,511
Asana, Inc., Class A (A)	20,248	141,736
AvePoint, Inc. (A)	35,052	392,933
Bit Digital, Inc. (A)	66,795	120,231
Bitdeer Technologies Group, Class A (A)(B)	26,009	412,763
Blackbaud, Inc. (A)	7,514	222,565
Blackline, Inc. (A)	10,199	286,286
Blend Labs, Inc., Class A (A)	40,540	69,323
Box, Inc., Class A (A)	27,313	724,887
Braze, Inc., Class A (A)	19,311	418,856
C3.ai, Inc., Class A (A)(B)	28,003	254,547
Cerence, Inc. (A)	9,137	103,431
Cipher Digital, Inc. (A)	67,779	1,660,586
CleanSpark, Inc. (A)	50,567	735,750
Clear Secure, Inc., Class A	19,047	1,061,489
CommVault Systems, Inc. (A)	8,940	1,267,066
Consensus Cloud Solutions, Inc. (A)	3,687	140,659
Core Scientific, Inc. (A)	62,664	1,603,572
Daily Journal Corp. (A)(B)	269	161,720
Digital Turbine, Inc. (A)	22,676	292,520
Duos Technologies Group, Inc. (A)	5,550	66,600
D-Wave Quantum, Inc. (A)(B)	73,710	1,768,303
Five9, Inc. (A)	15,401	328,349
Freshworks, Inc., Class A (A)	43,244	437,629
Hut 8 Corp. (A)	20,617	2,380,130
i3 Verticals, Inc., Class A (A)	4,555	97,295
Intapp, Inc. (A)	11,472	289,209
InterDigital, Inc.	5,215	1,476,523
JFrog, Ltd. (A)	21,809	1,981,976
Keel Infrastructure Corp. (A)	117,994	677,286
Life360, Inc. (A)	3,827	211,863
LiveRamp Holdings, Inc. (A)	12,530	471,629
MARA Holdings, Inc. (A)(B)	77,452	1,075,808
Mitek Systems, Inc. (A)	9,097	183,123
N-able, Inc. (A)	17,254	63,322
NCino, Inc. (A)	21,661	354,157
NCR Voyix Corp. (A)(B)	28,798	235,280
NextNav, Inc. (A)(B)	20,513	365,747
OneSpan, Inc.	7,594	108,974
Ooma, Inc. (A)	5,524	106,171
PagerDuty, Inc. (A)	16,694	161,097
PAR Technology Corp. (A)	8,570	149,289
Porch Group, Inc. (A)	19,574	294,393
Progress Software Corp. (A)	8,479	284,725
Q2 Holdings, Inc. (A)	12,845	617,845
Qualys, Inc. (A)	7,274	1,000,102
Rapid7, Inc. (A)	14,342	116,170
REalloys, Inc. (A)	11,480	165,886
Red Violet, Inc. (A)	2,370	151,016
Rimini Street, Inc. (A)	9,285	39,554
Riot Platforms, Inc. (A)	71,251	1,950,852
Sapiens International Corp. NV (A)	5,896	256,476
ServiceTitan, Inc., Class A (A)	12,329	871,784
Silvaco Group, Inc. (A)	2,736	37,729
Soluna Holdings, Inc. (A)	21,905	29,572
SoundHound AI, Inc., Class A (A)(B)	79,949	517,270
Sprinklr, Inc., Class A (A)	23,036	118,866
Sprout Social, Inc., Class A (A)	12,224	92,291

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SPS Commerce, Inc. (A)	7,486	$427,975
Telos Corp. (A)	12,361	56,861
Tenable Holdings, Inc. (A)	23,087	851,449
Teradata Corp. (A)	19,106	662,023
Varonis Systems, Inc. (A)	22,914	961,471
Vertex, Inc., Class A (A)	15,179	174,255
Via Transportation, Inc., Class A (A)	10,958	198,778
Weave Communications, Inc. (A)	14,129	84,633
Workiva, Inc. (A)	10,519	510,277
Xperi, Inc. (A)	8,571	70,539
Yext, Inc. (A)	19,400	90,598
Zeta Global Holdings Corp., Class A (A)	45,341	892,311
		38,889,844
Technology hardware, storage and peripherals – 0.3%
Corsair Gaming, Inc. (A)	9,925	95,975
Diebold Nixdorf, Inc. (A)	4,528	384,971
Eastman Kodak Company (A)	13,148	121,619
GPGI, Inc.	36,314	575,577
Immersion Corp.	5,948	40,268
Infleqtion, Inc. (A)(B)	23,676	315,364
One Stop Systems, Inc. (A)	4,563	82,955
Quantum Computing, Inc. (A)(B)	41,213	399,766
Turtle Beach Corp. (A)(B)	3,327	41,421
Xerox Holdings Corp.	25,194	78,857
		2,136,773
		92,287,362
Materials – 4.1%
Chemicals – 1.8%
AdvanSix, Inc.	5,543	110,195
Alto Ingredients, Inc. (A)	15,220	86,754
Ashland, Inc.	9,234	608,428
ASP Isotopes, Inc. (A)(B)	23,492	146,120
Aspen Aerogels, Inc. (A)	14,171	89,844
Avient Corp.	18,626	688,417
Balchem Corp.	6,510	1,099,865
Cabot Corp.	10,377	942,439
Ecovyst, Inc. (A)	22,052	274,547
Flotek Industries, Inc. (A)(B)	2,996	70,466
FMC Corp. (B)	25,738	295,987
Hawkins, Inc.	3,932	558,737
HB Fuller Company	11,084	646,086
Huntsman Corp.	33,609	356,928
Ingevity Corp. (A)	7,158	534,488
Innospec, Inc.	4,911	399,706
Intrepid Potash, Inc. (A)	2,308	75,656
Koppers Holdings, Inc.	3,626	162,807
Kronos Worldwide, Inc.	6,280	39,752
LSB Industries, Inc. (A)	12,357	133,579
Mativ Holdings, Inc.	11,378	86,131
Minerals Technologies, Inc.	6,283	464,754
Orion SA	12,215	80,985
Perimeter Solutions, Inc. (A)	30,411	1,084,152
PureCycle Technologies, Inc. (A)(B)	29,422	238,612
Quaker Chemical Corp.	2,781	441,817
Rayonier Advanced Materials, Inc. (A)	12,808	100,671
Sensient Technologies Corp.	8,599	1,060,171
Stepan Company	4,503	250,907
The Chemours Company	30,864	633,329
Tronox Holdings PLC	24,264	152,863
		11,915,193
Construction materials – 0.2%
Knife River Corp. (A)	11,607	970,926
Titan America SA (A)	5,700	106,362
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
United States Lime & Minerals, Inc.	2,264	$236,973
		1,314,261
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	30,119	142,764
Greif, Inc., Class A	4,511	336,024
Greif, Inc., Class B (B)	1,089	101,865
Myers Industries, Inc.	7,601	268,391
O-I Glass, Inc. (A)	31,006	298,588
Ranpak Holdings Corp. (A)(B)	10,155	74,233
TriMas Corp.	5,332	240,100
		1,461,965
Metals and mining – 1.8%
1911 Gold Corp. (A)(B)	5,045	2,272
Alpha Metallurgical Resources, Inc. (A)	2,142	353,301
American Battery Technology Company (A)(B)	26,262	74,321
Caledonia Mining Corp. PLC	3,340	63,794
Century Aluminum Company (A)	14,019	645,014
Commercial Metals Company	22,335	1,401,521
Compass Minerals International, Inc. (A)	6,372	198,360
Constellium SE (A)	26,990	860,171
Contango Silver & Gold, Inc. (A)	5,328	84,129
Critical Metals Corp. (A)(B)	13,577	139,164
Dakota Gold Corp. (A)	24,193	103,062
Elemental Royalty Corp. (B)	7,295	127,371
Ferroglobe PLC	24,772	78,775
Friedman Industries, Inc.	1,527	49,139
Gold Resource Corp. (A)	33,815	42,607
Hycroft Mining Holding Corp., Class A (A)	10,948	256,183
Idaho Strategic Resources, Inc. (A)	3,061	100,248
Ivanhoe Electric, Inc. (A)	24,631	236,704
Kaiser Aluminum Corp.	3,296	644,796
Lifezone Metals, Ltd. (A)(B)	8,960	34,765
Materion Corp.	4,172	1,240,711
McEwen, Inc. (A)	10,280	186,376
Metallus, Inc. (A)	7,417	138,624
NioCorp Developments, Ltd. (A)(B)	28,690	138,286
Novagold Resources, Inc. (A)	70,043	418,157
Pan American Silver Corp. (A)	88,114	48,551
Perpetua Resources Corp. (A)	17,155	356,138
Ramaco Resources, Inc., Class A (A)	9,246	122,325
Ryerson Holding Corp.	9,200	226,412
SSR Mining, Inc. (A)	43,935	1,242,482
SunCoke Energy, Inc.	17,383	139,933
Tredegar Corp. (A)	5,120	40,755
United States Antimony Corp. (A)(B)	26,708	193,900
US Gold Corp. (A)(B)	3,023	46,343
USA Rare Earth, Inc. (A)	38,738	835,966
Vista Gold Corp. (A)	30,187	57,657
Vox Royalty Corp. (B)	13,080	61,868
Warrior Met Coal, Inc.	10,610	861,108
Worthington Steel, Inc.	6,854	230,157
		12,081,446
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,435	53,861
Magnera Corp. (A)	6,919	81,298
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,736	254,621
		402,898
		27,175,763

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 5.5%
Diversified REITs – 0.5%
AH Realty Trust, Inc.	15,307	$108,374
Alpine Income Property Trust, Inc.	3,150	65,394
American Assets Trust, Inc.	10,267	253,492
Broadstone Net Lease, Inc.	38,111	787,754
CTO Realty Growth, Inc.	6,256	134,567
Essential Properties Realty Trust, Inc.	43,169	1,288,595
Gladstone Commercial Corp.	9,465	116,420
Global Net Lease, Inc.	38,611	345,182
Modiv Industrial, Inc.	2,488	43,291
NexPoint Diversified Real Estate Trust	7,324	38,012
		3,181,081
Health care REITs – 0.7%
CareTrust REIT, Inc.	45,069	1,818,534
Chiron Real Estate, Inc.	2,649	99,390
Community Healthcare Trust, Inc.	5,828	106,536
Diversified Healthcare Trust	45,323	421,504
LTC Properties, Inc.	9,696	372,811
National Health Investors, Inc.	9,702	739,875
National Healthcare Properties, Inc. (A)	9,323	136,582
Sabra Health Care REIT, Inc.	50,367	982,660
Universal Health Realty Income Trust	2,904	127,369
		4,805,261
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	42,440	713,416
Braemar Hotels & Resorts, Inc.	17,146	37,035
Chatham Lodging Trust	9,502	125,711
DiamondRock Hospitality Company	41,090	500,476
Park Hotels & Resorts, Inc.	37,108	528,789
Pebblebrook Hotel Trust	22,616	438,977
RLJ Lodging Trust	24,960	295,776
Ryman Hospitality Properties, Inc.	12,422	1,596,848
Service Properties Trust	121,466	205,278
Summit Hotel Properties, Inc.	22,119	155,054
Sunstone Hotel Investors, Inc.	36,340	416,093
Xenia Hotels & Resorts, Inc.	19,025	387,349
		5,400,802
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	11,880	105,376
Innovative Industrial Properties, Inc.	5,722	354,650
LXP Industrial Trust	11,585	624,200
One Liberty Properties, Inc.	4,696	114,676
Terreno Realty Corp.	21,262	1,377,140
		2,576,042
Office REITs – 0.6%
Brandywine Realty Trust	34,806	110,335
COPT Defense Properties	22,811	830,092
Douglas Emmett, Inc.	33,078	390,320
Easterly Government Properties, Inc.	8,371	208,689
Empire State Realty Trust, Inc., Class A	29,511	159,655
Highwoods Properties, Inc.	21,939	661,680
Hudson Pacific Properties, Inc. (A)	10,893	165,465
JBG SMITH Properties	12,331	180,896
NET Lease Office Properties	3,399	37,831
Piedmont Realty Trust, Inc. (A)	26,023	238,110
Postal Realty Trust, Inc., Class A	5,193	127,956
SL Green Realty Corp.	14,504	750,872
		3,861,901
Real estate management and development – 0.7%
Compass, Inc., Class A (A)	143,598	1,770,563
Cushman & Wakefield, Ltd. (A)	47,780	639,774
eXp World Holdings, Inc. (B)	21,130	114,313
Forestar Group, Inc. (A)	4,129	130,683
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
FRP Holdings, Inc. (A)	3,022	$75,520
Marcus & Millichap, Inc.	5,164	160,962
Newmark Group, Inc., Class A	31,560	476,872
Opendoor Technologies, Inc. (A)	188,195	869,461
RE/MAX Holdings, Inc., Class A (A)	4,099	40,416
Seaport Entertainment Group, Inc. (A)(B)	1,915	50,939
Tejon Ranch Company (A)	5,628	105,244
The Real Brokerage, Inc. (A)	36,773	66,927
The RMR Group, Inc., Class A	3,422	70,254
The St. Joe Company	7,910	495,403
		5,067,331
Residential REITs – 0.2%
BRT Apartments Corp.	3,053	46,925
Centerspace	3,483	195,710
Independence Realty Trust, Inc.	47,037	785,048
NexPoint Residential Trust, Inc.	4,909	137,059
UMH Properties, Inc.	17,261	261,332
		1,426,074
Retail REITs – 1.3%
Acadia Realty Trust	27,597	577,053
Alexander's, Inc.	454	125,104
CBL & Associates Properties, Inc.	3,685	195,637
Curbline Properties Corp.	19,917	605,477
FrontView REIT, Inc.	4,750	96,093
Getty Realty Corp.	11,377	379,537
InvenTrust Properties Corp.	15,794	559,108
Kite Realty Group Trust	40,998	1,163,523
NETSTREIT Corp.	19,509	412,225
Phillips Edison & Company, Inc.	25,440	1,058,813
Saul Centers, Inc.	3,404	127,276
SITE Centers Corp.	10,450	41,487
Tanger, Inc.	22,667	894,666
The Macerich Company	56,952	1,434,621
Urban Edge Properties	26,028	595,521
Whitestone REIT	9,773	185,296
		8,451,437
Specialized REITs – 0.3%
Farmland Partners, Inc.	8,430	81,602
Four Corners Property Trust, Inc.	22,577	554,265
Gladstone Land Corp.	8,761	74,731
Outfront Media, Inc.	32,116	1,052,120
Safehold, Inc.	11,658	183,031
Smartstop Self Storage REIT, Inc.	11,126	361,595
		2,307,344
		37,077,273
Utilities – 2.6%
Electric utilities – 0.6%
Genie Energy, Ltd., B Shares	5,081	73,420
Hawaiian Electric Industries, Inc. (A)	33,180	448,925
MGE Energy, Inc.	7,635	622,558
Otter Tail Corp.	7,796	701,484
Portland General Electric Company	23,270	1,206,084
TXNM Energy, Inc.	20,439	1,160,526
		4,212,997
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	25,443	979,556
Chesapeake Utilities Corp.	4,880	597,702
New Jersey Resources Corp.	20,552	1,151,734
Northwest Natural Holding Company	8,620	422,897
ONE Gas, Inc.	12,389	954,820
RGC Resources, Inc.	1,772	42,351
Southwest Gas Holdings, Inc.	14,621	1,296,590

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Spire, Inc.	11,596	$905,532
		6,351,182
Independent power and renewable electricity producers – 0.2%
Hallador Energy Company (A)	7,123	123,869
Ormat Technologies, Inc.	12,527	1,364,190
		1,488,059
Multi-utilities – 0.4%
Avista Corp.	16,288	666,342
Black Hills Corp.	15,241	1,133,930
Northwestern Energy Group, Inc.	12,429	890,165
Unitil Corp.	3,669	193,320
		2,883,757
Water utilities – 0.4%
American States Water Company	7,884	651,455
Cadiz, Inc. (A)(B)	13,687	57,212
California Water Service Group	12,130	590,125
Consolidated Water Company, Ltd.	3,360	99,120
Global Water Resources, Inc.	6,520	47,205
H2O America (B)	6,958	422,838
Middlesex Water Company	3,797	213,240
Pure Cycle Corp. (A)	5,493	58,830
The York Water Company	3,368	103,229
		2,243,254
		17,179,249
TOTAL COMMON STOCKS (Cost $463,901,157)		$642,388,225
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Liberty Latin America, Ltd., 9.000%	3,058	66,328
TOTAL PREFERRED SECURITIES (Cost $122,790)		$66,328
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	1,637	$2,112
TOTAL RIGHTS (Cost $6,384)		$2,112
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	1,084	455
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	11,169	3,076
TOTAL WARRANTS (Cost $0)		$3,531
SHORT-TERM INVESTMENTS – 5.1%
Short-term funds – 5.1%
John Hancock Collateral Trust, 3.6026% (E)(F)	3,421,309	34,211,039
TOTAL SHORT-TERM INVESTMENTS (Cost $34,215,730)		$34,211,039
Total Investments (Small Cap Index Trust) (Cost $498,246,061) – 101.3%		$676,671,235
Other assets and liabilities, net – (1.3%)		(8,862,484)
TOTAL NET ASSETS – 100.0%		$667,808,751
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $10,697,429.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	165	Long	Sep 2026	$24,328,469	$25,126,200	$797,731
						$797,731

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 2.0%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	1,010	$103,969
ATN International, Inc.	1,281	33,934
Bandwidth, Inc., Class A (A)	2,152	136,222
Liberty Capital Corp. (A)	453	9,921
Liberty Capital Corp., Class C (A)	3,093	66,685
Liberty Global, Ltd., Class A (A)	13,320	151,448
Liberty Global, Ltd., Class C (A)	11,560	127,160
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Liberty Latin America, Ltd., Class A (A)	4,204	$32,959
Liberty Latin America, Ltd., Class C (A)	13,964	108,780
Shenandoah Telecommunications Company	4,470	67,408
		838,486
Entertainment – 0.1%
Lionsgate Studios Corp. (A)	3,261	49,926
Starz Entertainment Corp. (A)	217	6,263
The Marcus Corp.	3,239	75,987

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivid Seats, Inc., Class A (A)(B)	203	$1,324
		133,500
Interactive media and services – 0.3%
Angi, Inc. (A)	4,966	29,548
Bumble, Inc., Class A (A)(B)	13,782	44,102
Cars.com, Inc. (A)(B)	5,933	64,907
DHI Group, Inc. (A)	5,212	19,337
EverQuote, Inc., Class A (A)	1,745	41,514
TripAdvisor, Inc. (A)(B)	5,848	80,176
Yelp, Inc. (A)	4,327	106,098
Ziff Davis, Inc. (A)	3,608	188,951
ZoomInfo Technologies, Inc. (A)	21,157	61,990
		636,623
Media – 1.0%
Advantage Solutions, Inc. (A)(B)	369	15,956
Boston Omaha Corp., Class A (A)	2,031	27,703
Cable One, Inc. (A)	361	19,173
DoubleVerify Holdings, Inc. (A)	6,704	72,671
Gray Media, Inc.	6,546	25,988
John Wiley & Sons, Inc., Class A	3,198	155,135
Magnite, Inc. (A)	1,010	19,170
National CineMedia, Inc.	5,768	21,918
News Corp., Class A	6,910	171,575
News Corp., Class B	3,997	112,156
Nexstar Media Group, Inc.	2,524	450,761
Paramount Skydance Corp., Class B (B)	3,570	35,200
PubMatic, Inc., Class A (A)	1,567	20,559
Scholastic Corp.	3,690	169,740
Sinclair, Inc.	3,075	43,819
Sirius XM Holdings, Inc. (B)	12,259	362,131
Stagwell, Inc. (A)	6,869	51,037
The EW Scripps Company, Class A (A)	5,843	16,185
Urban One, Inc. (A)	310	1,429
Versant Media Group, Inc.	6,510	234,425
		2,026,731
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc.	4,082	148,013
Spok Holdings, Inc.	2,056	21,053
Telephone & Data Systems, Inc.	9,503	351,706
		520,772
		4,156,112
Consumer discretionary – 14.2%
Automobile components – 2.5%
Adient PLC (A)	7,735	142,169
Autoliv, Inc.	3,689	428,551
BorgWarner, Inc.	20,277	1,346,393
Cooper-Standard Holdings, Inc. (A)	667	18,042
Dana, Inc.	13,642	371,199
Dauch Corp. (A)	12,966	70,276
Dorman Products, Inc. (A)	1,962	267,715
Fox Factory Holding Corp. (A)	3,760	63,713
Gentex Corp.	12,931	326,766
Gentherm, Inc. (A)	1,109	37,828
Holley, Inc. (A)	3,597	9,172
LCI Industries	2,008	212,607
Lear Corp.	4,812	645,097
Motorcar Parts of America, Inc. (A)	1,585	24,282
Patrick Industries, Inc.	3,037	272,662
PHINIA, Inc.	4,248	349,908
Standard Motor Products, Inc.	2,401	93,567
Stoneridge, Inc. (A)	1,672	12,239
Strattec Security Corp. (A)	486	39,585
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
The Goodyear Tire & Rubber Company (A)	28,079	$185,321
Visteon Corp. (B)	1,810	179,570
		5,096,662
Automobiles – 0.4%
Harley-Davidson, Inc.	10,913	266,932
Thor Industries, Inc. (B)	4,767	358,288
Winnebago Industries, Inc.	3,280	102,467
		727,687
Broadline retail – 0.5%
Kohl's Corp.	13,005	230,449
Macy's, Inc.	28,501	671,199
Ollie's Bargain Outlet Holdings, Inc. (A)	1,590	122,239
Savers Value Village, Inc. (A)(B)	5,833	58,855
		1,082,742
Distributors – 0.8%
Genuine Parts Company	7,853	926,497
GigaCloud Technology, Inc., Class A (A)	1,905	60,198
Gold.com, Inc.	1,782	74,149
LKQ Corp.	16,533	435,314
Weyco Group, Inc.	1,316	51,758
		1,547,916
Diversified consumer services – 0.9%
ADT, Inc.	55,669	361,849
American Public Education, Inc. (A)	1,919	103,050
Bright Horizons Family Solutions, Inc. (A)	2,938	208,245
Carriage Services, Inc.	1,127	43,209
Covista, Inc. (A)	2,196	273,753
Graham Holdings Company, Class B	187	213,446
Liberty Live Holdings, Inc., Class A (A)	94	9,518
Liberty Live Holdings, Inc., Class C (A)	89	9,402
Matthews International Corp., Class A	3,440	92,605
Perdoceo Education Corp.	6,614	211,648
Strategic Education, Inc.	2,056	157,531
Stride, Inc. (A)(B)	2,956	254,925
		1,939,181
Hotels, restaurants and leisure – 1.5%
Aramark	9,822	558,872
Biglari Holdings, Inc., Class A (A)	17	35,780
Biglari Holdings, Inc., Class B (A)(B)	145	61,774
BJ's Restaurants, Inc. (A)	2,850	173,095
Bloomin' Brands, Inc.	7,321	66,914
Caesars Entertainment, Inc. (A)	9,191	277,384
Cracker Barrel Old Country Store, Inc. (B)	1,259	67,105
El Pollo Loco Holdings, Inc. (A)	2,613	44,316
First Watch Restaurant Group, Inc. (A)	5,499	70,882
Global Business Travel Group I (A)	3,299	30,978
Hilton Grand Vacations, Inc. (A)	5,843	305,998
Krispy Kreme, Inc. (A)(B)	7,902	27,894
Life Time Group Holdings, Inc. (A)	13,705	559,712
Marriott Vacations Worldwide Corp.	2,562	261,017
MGM Resorts International (A)	1,116	53,356
Monarch Casino & Resort, Inc.	315	41,457
Norwegian Cruise Line Holdings, Ltd. (A)	8,018	169,260
Penn Entertainment, Inc. (A)	2,512	53,656
Portillo's, Inc., Class A (A)(B)	5,244	24,857
Pursuit Attractions and Hospitality, Inc. (A)	922	51,604
RCI Hospitality Holdings, Inc.	396	10,819
Target Hospitality Corp. (A)	2,321	47,256
		2,993,986
Household durables – 2.7%
Bassett Furniture Industries, Inc.	1,234	21,866
Beazer Homes USA, Inc. (A)	2,059	57,755

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Century Communities, Inc.	3,460	$247,944
Champion Homes, Inc. (A)	2,765	243,652
Cricut, Inc., Class A	2,477	10,874
Dream Finders Homes, Inc., Class A (A)	2,739	47,275
Ethan Allen Interiors, Inc.	3,592	80,245
Flexsteel Industries, Inc.	817	60,850
Green Brick Partners, Inc. (A)	2,414	193,217
Helen of Troy, Ltd. (A)	1,240	36,047
Hovnanian Enterprises, Inc., Class A (A)	292	41,584
KB Home	4,725	295,738
La-Z-Boy, Inc.	4,577	183,629
Legacy Housing Corp. (A)	1,610	42,295
LGI Homes, Inc. (A)	644	41,010
Lifetime Brands, Inc. (B)	2,931	25,001
M/I Homes, Inc. (A)	1,752	281,704
Meritage Homes Corp.	4,502	377,493
Mohawk Industries, Inc. (A)	5,688	690,125
Newell Brands, Inc.	29,314	179,988
Taylor Morrison Home Corp. (A)	10,517	754,490
The Lovesac Company (A)	1,272	21,230
Toll Brothers, Inc.	8,328	1,372,038
Traeger, Inc. (A)	63	4,966
Universal Electronics, Inc. (A)	745	3,554
Whirlpool Corp.	2,459	96,934
		5,411,504
Leisure products – 0.7%
American Outdoor Brands, Inc. (A)	1,873	21,989
Brunswick Corp.	4,113	346,479
Callaway Golf Company (A)	16,634	312,553
Escalade, Inc. (B)	2,119	39,795
Funko, Inc., Class A (A)	2,763	16,246
JAKKS Pacific, Inc.	482	11,221
Latham Group, Inc. (A)(B)	3,937	25,472
Malibu Boats, Inc., Class A (A)	1,546	42,407
MasterCraft Boat Holdings, Inc. (A)	617	15,931
Mattel, Inc. (A)	20,739	287,857
Polaris, Inc.	2,358	161,382
Smith & Wesson Brands, Inc.	5,955	89,563
Sturm Ruger & Company, Inc.	555	21,007
		1,391,902
Specialty retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)	3,196	11,122
Abercrombie & Fitch Company, Class A (A)	2,445	220,074
Academy Sports & Outdoors, Inc. (B)	7,767	366,059
Advance Auto Parts, Inc. (B)	2,598	161,648
American Eagle Outfitters, Inc.	21,469	369,267
Arhaus, Inc.	1,552	13,068
Arko Corp.	7,149	57,406
Asbury Automotive Group, Inc. (A)	1,739	349,678
AutoNation, Inc. (A)	2,601	483,240
Build-A-Bear Workshop, Inc. (B)	872	26,692
Caleres, Inc.	3,065	37,914
CarMax, Inc. (A)	8,067	426,664
Citi Trends, Inc. (A)	367	21,227
Designer Brands, Inc., Class A (B)	2,923	17,041
Destination XL Group, Inc. (A)	2,038	1,365
Floor & Decor Holdings, Inc., Class A (A)	5,941	352,658
Genesco, Inc. (A)	1,311	44,272
Group 1 Automotive, Inc.	841	244,874
GrowGeneration Corp. (A)	2,529	3,743
Haverty Furniture Companies, Inc.	1,613	41,180
Lands' End, Inc. (A)	2,175	22,794
Lithia Motors, Inc. (B)	2,347	681,780
Monro, Inc.	2,235	38,241
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
National Vision Holdings, Inc. (A)	8,220	$156,262
OneWater Marine, Inc., Class A (A)	531	5,984
Penske Automotive Group, Inc.	3,084	551,882
Petco Health & Wellness Company, Inc. (A)(B)	16,756	45,576
Sally Beauty Holdings, Inc. (A)	8,532	120,642
Shoe Station Group, Inc.	3,686	54,663
Signet Jewelers, Ltd.	4,587	395,399
Sonic Automotive, Inc., Class A	2,092	177,381
Sportsman's Warehouse Holdings, Inc. (A)	3,273	4,353
The Cato Corp., Class A (A)	295	956
The Gap, Inc.	29,845	557,505
Upbound Group, Inc.	4,529	96,105
Urban Outfitters, Inc. (A)	5,554	393,556
Zumiez, Inc. (A)	1,822	32,432
		6,584,703
Textiles, apparel and luxury goods – 1.0%
Birkenstock Holding PLC (A)(B)	8,232	354,223
Capri Holdings, Ltd. (A)	1,569	29,136
Carter's, Inc.	3,145	129,448
Columbia Sportswear Company	3,185	196,897
Crocs, Inc. (A)	1,586	191,335
G-III Apparel Group, Ltd.	4,615	155,572
Lakeland Industries, Inc. (B)	1,110	11,866
Lululemon Athletica, Inc. (A)	190	21,694
Movado Group, Inc.	1,758	69,107
Oxford Industries, Inc. (B)	1,341	46,761
Peace Mark Holdings, Ltd. (A)(C)	464,000	0
PVH Corp.	5,292	392,984
Rocky Brands, Inc.	802	33,074
Steven Madden, Ltd.	3,578	150,634
Superior Group of Companies, Inc.	663	8,699
Under Armour, Inc., Class A (A)(B)	17,132	109,473
Under Armour, Inc., Class C (A)(B)	17,114	106,449
Vera Bradley, Inc. (A)	609	2,369
		2,009,721
		28,786,004
Consumer staples – 6.8%
Beverages – 1.0%
Brown-Forman Corp., Class A (B)	6,070	166,075
Brown-Forman Corp., Class B	21,849	582,276
MGP Ingredients, Inc.	571	10,004
Molson Coors Beverage Company, Class B	17,257	672,333
Primo Brands Corp.	22,605	552,466
The Boston Beer Company, Inc., Class A (A)	549	97,189
		2,080,343
Consumer staples distribution and retail – 1.7%
Albertsons Companies, Inc., Class A (B)	38,771	524,572
Grocery Outlet Holding Corp. (A)	10,381	103,602
Ingles Markets, Inc., Class A	1,684	149,169
Maplebear, Inc. (A)	5,875	278,181
Natural Grocers by Vitamin Cottage, Inc.	1,055	32,726
Performance Food Group Company (A)	12,883	1,440,182
PriceSmart, Inc.	1,061	207,256
The Andersons, Inc.	3,836	262,382
United Natural Foods, Inc. (A)	5,100	232,917
Village Super Market, Inc., Class A	1,189	50,152
Weis Markets, Inc.	2,494	195,305
		3,476,444
Food products – 3.3%
Alico, Inc.	490	20,271
B&G Foods, Inc. (B)	5,220	20,776

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Cal-Maine Foods, Inc.	4,689	$377,746
Conagra Brands, Inc.	18,283	246,089
Darling Ingredients, Inc. (A)	12,570	686,573
Del Monte Corp.	5,560	155,180
Dole PLC	8,043	110,350
Flowers Foods, Inc.	11,300	89,270
Freshpet, Inc. (A)	1,126	66,569
Hormel Foods Corp.	15,195	377,140
Ingredion, Inc.	6,014	569,586
J&J Snack Foods Corp.	740	54,353
John B Sanfilippo & Son, Inc.	673	57,871
Lamb Weston Holdings, Inc. (B)	7,313	315,775
Limoneira Company	726	9,532
McCormick & Company, Inc.	7,234	364,738
Mission Produce, Inc. (A)	8,449	99,614
Pilgrim's Pride Corp.	10,899	306,371
Post Holdings, Inc. (A)	4,628	408,467
Seaboard Corp.	77	343,753
Seneca Foods Corp., Class A (A)	675	117,410
Smithfield Foods, Inc.	4,953	120,160
The Campbell's Company (B)	24,542	546,550
The Hain Celestial Group, Inc. (A)	4,728	2,649
The J.M. Smucker Company	8,753	984,713
The Marzetti Company	905	103,315
The Simply Good Foods Company (A)	8,295	110,158
Tootsie Roll Industries, Inc.	783	30,968
TreeHouse Foods, Inc. (A)(C)	4,177	8,062
Vital Farms, Inc. (A)(B)	1,534	17,840
		6,721,849
Household products – 0.5%
Central Garden & Pet Company (A)(B)	1,347	59,726
Central Garden & Pet Company, Class A (A)	4,521	175,279
Oil-Dri Corp. of America	1,062	108,547
Reynolds Consumer Products, Inc.	17,282	464,022
Spectrum Brands Holdings, Inc.	2,271	194,738
		1,002,312
Personal care products – 0.2%
Coty, Inc., Class A (A)	1,388	2,998
e.l.f. Beauty, Inc. (A)(B)	876	64,824
Edgewell Personal Care Company	4,909	131,856
Interparfums, Inc. (B)	580	64,879
Nature's Sunshine Products, Inc. (A)	1,118	24,372
Nu Skin Enterprises, Inc., Class A	2,988	15,777
The Honest Company, Inc. (A)	3,767	13,787
USANA Health Sciences, Inc. (A)	1,639	34,993
		353,486
Tobacco – 0.1%
Universal Corp.	2,089	108,983
		13,743,417
Energy – 9.5%
Energy equipment and services – 2.6%
Archrock, Inc.	570	23,205
Atlas Energy Solutions, Inc. (B)	4,723	78,449
Borr Drilling, Ltd. (A)(B)	7,383	30,492
Bristow Group, Inc.	2,707	111,853
Cactus, Inc., Class A	2,265	116,036
Core Laboratories, Inc.	3,240	37,746
DMC Global, Inc. (A)	1,495	8,686
Expro Group Holdings NV (A)	7,270	107,378
Forum Energy Technologies, Inc. (A)	377	18,937
Geospace Technologies Corp. (A)	516	3,493
Helix Energy Solutions Group, Inc. (A)	15,979	139,656
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Helmerich & Payne, Inc.	10,203	$334,046
Innovex International, Inc. (A)	4,094	101,531
Kodiak Gas Services, Inc.	2,008	150,861
Liberty Energy, Inc.	17,241	451,542
Nabors Industries, Ltd. (A)	957	80,398
National Energy Services Reunited Corp. (A)	4,502	134,745
Natural Gas Services Group, Inc.	1,588	68,506
Noble Corp. PLC (B)	11,638	434,097
NOV, Inc.	29,216	541,957
Oceaneering International, Inc. (A)	5,767	233,679
Oil States International, Inc. (A)	4,041	32,368
Patterson-UTI Energy, Inc.	44,990	413,008
ProPetro Holding Corp. (A)	12,321	176,683
Ranger Energy Services, Inc., Class A	2,166	34,678
RPC, Inc. (B)	18,302	106,701
SEACOR Marine Holdings, Inc. (A)	2,432	18,605
Seadrill, Ltd. (A)	5,319	201,165
Select Water Solutions, Inc.	9,501	189,830
Tidewater, Inc. (A)	2,985	198,891
Transocean, Ltd. (A)(B)	59,579	291,341
Valaris, Ltd. (A)	5,872	426,307
		5,296,870
Oil, gas and consumable fuels – 6.9%
Antero Resources Corp. (A)	24,486	860,438
APA Corp.	34,160	1,112,591
Ardmore Shipping Corp.	3,297	46,191
BKV Corp. (A)	838	22,928
California Resources Corp.	6,185	327,001
Chord Energy Corp.	3,960	452,628
Clean Energy Fuels Corp. (A)	3,066	6,285
CNX Resources Corp. (A)	16,223	550,446
Comstock Resources, Inc. (A)(B)	18,501	276,035
Core Natural Resources, Inc.	2,002	160,200
Crescent Energy Company, Class A	23,094	226,783
CVR Energy, Inc.	1,439	39,630
DHT Holdings, Inc.	14,515	239,933
Dorian LPG, Ltd.	4,873	169,483
DT Midstream, Inc.	4,039	592,683
Evolution Petroleum Corp. (B)	1,700	6,256
FutureFuel Corp.	4,276	19,328
Granite Ridge Resources, Inc.	9,757	43,028
Gulfport Energy Corp. (A)	922	156,463
HF Sinclair Corp.	15,173	1,056,799
International Seaways, Inc.	5,151	394,515
Kosmos Energy, Ltd. (A)	16,832	35,516
Magnolia Oil & Gas Corp., Class A	15,649	400,301
Matador Resources Company	12,265	610,552
Murphy Oil Corp.	16,753	545,478
NACCO Industries, Inc., Class A	700	35,035
Nordic American Tankers, Ltd.	20,225	112,047
Northern Oil and Gas, Inc.	9,425	171,064
Ovintiv, Inc.	22,193	1,168,461
Par Pacific Holdings, Inc. (A)	657	36,845
PBF Energy, Inc., Class A	776	35,324
Peabody Energy Corp.	8,486	196,196
Permian Resources Corp., Class A	66,982	1,233,139
PrimeEnergy Resources Corp. (A)(B)	140	23,365
Range Resources Corp.	17,006	632,453
REX American Resources Corp. (A)	3,776	170,486
Riley Exploration Permian, Inc.	1,980	65,261
SandRidge Energy, Inc.	3,343	45,799
Scorpio Tankers, Inc.	5,265	364,654
SFL Corp., Ltd.	12,426	126,745
SM Energy Company	23,867	622,929

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Sunococorp LLC	557	$37,692
Talos Energy, Inc. (A)	16,487	212,847
Teekay Corp., Ltd.	7,202	72,020
Teekay Tankers, Ltd., Class A	3,513	227,888
VAALCO Energy, Inc.	6,882	34,961
Vitesse Energy, Inc. (B)	1,343	21,179
World Kinect Corp. (B)	2,632	86,698
		14,084,579
		19,381,449
Financials – 29.0%
Banks – 16.9%
1st Source Corp.	2,221	181,189
ACNB Corp.	648	38,478
Amalgamated Financial Corp.	2,746	126,041
Amerant Bancorp, Inc.	1,521	38,816
Ameris Bancorp	5,877	530,458
Ames National Corp.	500	14,805
Arrow Financial Corp.	1,150	47,139
Associated Banc-Corp.	14,699	452,288
Atlantic Union Bankshares Corp.	11,353	480,345
Axos Financial, Inc. (A)	5,130	499,611
Banc of California, Inc.	7,844	160,253
Bank First Corp.	187	27,741
Bank of Hawaii Corp.	722	58,836
Bank of Marin Bancorp	1,535	42,520
Bank OZK	11,075	576,897
Bank7 Corp.	293	14,342
BankUnited, Inc.	6,939	336,195
Bankwell Financial Group, Inc.	400	23,500
Banner Corp.	3,299	219,186
Bar Harbor Bankshares	2,090	78,918
BayCom Corp.	1,125	37,013
BCB Bancorp, Inc.	1,477	15,833
Beacon Financial Corp.	8,580	261,261
Blue Ridge Bankshares, Inc.	3,675	12,973
BOK Financial Corp.	4,828	670,513
Bridgewater Bancshares, Inc. (A)	1,759	37,009
Business First Bancshares, Inc.	2,110	64,840
Byline Bancorp, Inc.	4,069	153,239
C&F Financial Corp.	312	24,960
California BanCorp	2,293	47,786
Camden National Corp. (B)	1,655	89,734
Capital Bancorp, Inc.	1,039	36,490
Capital City Bank Group, Inc.	2,242	110,800
Capitol Federal Financial, Inc.	13,578	115,549
Carter Bankshares, Inc.	1,494	50,811
Cathay General Bancorp	6,640	411,614
Central Pacific Financial Corp.	2,460	93,972
Chemung Financial Corp.	723	53,921
ChoiceOne Financial Services, Inc.	696	23,664
Citizens & Northern Corp.	960	22,378
City Holding Company	270	35,813
Civista Bancshares, Inc.	1,114	31,437
CNB Financial Corp.	2,328	78,477
Colony Bankcorp, Inc.	959	19,266
Columbia Banking System, Inc.	25,267	809,807
Columbia Financial, Inc. (A)(B)	600	12,732
Commerce Bancshares, Inc.	7,744	447,216
Community Financial System, Inc.	3,533	237,135
Community Trust Bancorp, Inc.	1,985	143,635
Community West Bancshares	1,200	32,232
ConnectOne Bancorp, Inc.	4,667	156,064
Cullen/Frost Bankers, Inc.	3,186	492,301
Customers Bancorp, Inc. (A)	2,981	235,797
CVB Financial Corp.	16,023	361,319
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Dime Commercial Bancshares, Inc.	3,984	$161,950
East West Bancorp, Inc.	2,442	315,238
Enterprise Financial Services Corp.	3,431	226,034
Equity Bancshares, Inc., Class A	1,442	70,644
Farmers & Merchants Bancorp, Inc.	323	9,877
Farmers National Banc Corp.	2,674	39,040
FB Financial Corp.	4,580	253,503
Financial Institutions, Inc.	1,894	73,809
First Bancorp (North Carolina)	3,610	230,787
First Bancorp (Puerto Rico)	16,954	441,991
First Bank	1,600	28,368
First Busey Corp.	7,814	230,513
First Business Financial Services, Inc.	1,274	80,479
First Commonwealth Financial Corp.	10,059	204,499
First Community Bankshares, Inc.	1,904	84,576
First Community Corp.	434	14,183
First Financial Bancorp	10,125	342,529
First Financial Bankshares, Inc.	725	25,085
First Financial Corp.	1,325	102,608
First Hawaiian, Inc.	11,154	326,812
First Horizon Corp.	40,043	1,026,703
First Internet Bancorp	777	21,601
First Interstate BancSystem, Inc., Class A (B)	8,824	340,253
First Merchants Corp.	4,867	212,639
First Mid Bancshares, Inc. (B)	2,091	100,556
First Northwest Bancorp (A)	800	8,648
First Western Financial, Inc. (A)	421	13,518
Firstsun Capital Bancorp (A)	435	16,869
Five Star Bancorp	926	45,087
FNB Corp.	31,117	593,712
FS Bancorp, Inc.	400	17,360
Fulton Financial Corp. (B)	18,051	436,654
German American Bancorp, Inc.	1,684	79,923
Glacier Bancorp, Inc.	693	35,745
Great Southern Bancorp, Inc. (B)	1,117	87,584
Hancock Whitney Corp.	7,556	564,584
Hanmi Financial Corp.	3,548	114,955
HBT Financial, Inc.	1,200	38,388
Heritage Financial Corp.	3,545	105,003
Hilltop Holdings, Inc.	3,960	153,569
Home Bancorp, Inc.	926	63,450
Home BancShares, Inc.	7,879	224,945
HomeTrust Bancshares, Inc.	1,161	57,922
Hope Bancorp, Inc.	11,447	156,595
Horizon Bancorp, Inc.	1,613	32,228
Independent Bank Corp. (Massachusetts)	3,736	312,778
Independent Bank Corp. (Michigan)	2,250	81,158
International Bancshares Corp.	5,105	387,725
Investar Holding Corp.	500	14,980
Kearny Financial Corp.	6,920	65,463
Lakeland Financial Corp.	367	22,651
LCNB Corp.	600	10,554
Live Oak Bancshares, Inc.	2,128	86,908
Mechanics Bancorp, Class A	1,802	28,652
Mercantile Bank Corp.	1,666	95,662
Metrocity Bankshares, Inc. (B)	1,534	55,055
Metropolitan Bank Holding Corp.	854	84,341
Mid Penn Bancorp, Inc.	1,196	41,669
Midland States Bancorp, Inc.	480	14,947
MVB Financial Corp.	777	22,541
National Bank Holdings Corp., Class A	3,153	140,088
National Bankshares, Inc.	622	22,597
NBT Bancorp, Inc.	4,510	222,659
Nicolet Bankshares, Inc. (B)	1,711	282,982

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Bank	770	$102,048
Northeast Community Bancorp, Inc.	435	12,067
Northfield Bancorp, Inc.	5,738	84,521
Northrim BanCorp, Inc.	2,608	72,346
Northwest Bancshares, Inc.	13,082	198,323
Norwood Financial Corp.	1,188	38,194
OceanFirst Financial Corp.	6,369	124,387
OFG Bancorp	4,703	230,776
Old National Bancorp	24,670	638,953
Old Second Bancorp, Inc.	4,574	106,666
OP Bancorp	1,000	14,990
Orange County Bancorp, Inc.	468	17,213
Origin Bancorp, Inc.	2,367	121,072
Orrstown Financial Services, Inc.	1,191	48,629
Park National Corp.	846	154,810
Pathward Financial, Inc.	1,629	141,821
PCB Bancorp	836	23,717
Peapack-Gladstone Financial Corp.	1,625	76,911
Peoples Bancorp, Inc. (B)	3,396	130,440
Peoples Financial Services Corp.	673	44,667
Pinnacle Financial Partners, Inc.	8,209	828,124
Ponce Financial Group, Inc. (A)	798	15,912
Popular, Inc.	5,032	826,154
Preferred Bank	1,142	121,349
Primis Financial Corp.	3,054	49,994
Prosperity Bancshares, Inc.	8,511	621,558
Provident Financial Holdings, Inc.	1,778	30,582
Provident Financial Services, Inc.	11,642	275,217
QCR Holdings, Inc.	1,449	141,060
RBB Bancorp	1,075	29,471
Red River Bancshares, Inc.	365	33,317
Renasant Corp.	8,041	342,064
Republic Bancorp, Inc., Class A	1,139	103,000
Riverview Bancorp, Inc.	3,925	21,313
S&T Bancorp, Inc.	3,678	180,516
Seacoast Banking Corp. of Florida	4,717	156,840
ServisFirst Bancshares, Inc.	265	22,989
Shore Bancshares, Inc.	3,724	85,466
Sierra Bancorp	1,759	71,697
SmartFinancial, Inc.	1,186	55,647
South Plains Financial, Inc.	954	41,103
Southern First Bancshares, Inc. (A)	537	32,811
Southern Missouri Bancorp, Inc.	1,012	77,125
Southside Bancshares, Inc.	2,314	81,430
SouthState Bank Corp.	7,682	767,432
Stellar Bancorp, Inc.	3,617	142,220
Stock Yards Bancorp, Inc.	725	55,441
Texas Capital Bancshares, Inc.	4,127	426,154
TFS Financial Corp.	1,758	31,152
The Bank of NT Butterfield & Son, Ltd.	2,175	129,413
The First Bancorp, Inc.	1,316	45,823
The Hingham Institution for Savings	69	21,193
Third Coast Bancshares, Inc. (A)	881	35,592
Tompkins Financial Corp.	1,266	119,662
Towne Bank	6,599	239,148
TriCo Bancshares	1,995	107,431
Triumph Financial, Inc. (A)	875	66,771
Trustmark Corp.	6,793	312,546
UMB Financial Corp.	4,166	594,738
United Bankshares, Inc.	12,184	558,393
United Community Banks, Inc.	10,335	362,655
Unity Bancorp, Inc.	906	53,173
Univest Financial Corp.	3,139	137,331
Valley National Bancorp	47,593	697,237
WaFd, Inc.	7,756	297,598
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	624	$22,764
Webster Financial Corp.	9,440	721,405
WesBanco, Inc.	7,994	312,006
Westamerica BanCorp	1,332	78,148
Western Alliance Bancorp	4,595	377,709
Western New England Bancorp, Inc.	3,609	51,609
Wintrust Financial Corp.	3,477	558,823
WSFS Financial Corp.	4,815	369,455
Zions Bancorp NA	12,612	872,624
		34,372,511
Capital markets – 1.5%
Affiliated Managers Group, Inc.	548	185,443
DigitalBridge Group, Inc.	6,789	107,130
Franklin Resources, Inc.	30,829	1,025,681
Invesco, Ltd.	37,611	992,554
Janus Henderson Group PLC	854	44,365
Oppenheimer Holdings, Inc., Class A	817	86,226
Stifel Financial Corp.	2,520	175,820
StoneX Group, Inc. (A)	364	43,134
Victory Capital Holdings, Inc., Class A	2,487	209,057
Virtus Investment Partners, Inc.	556	79,786
		2,949,196
Consumer finance – 2.1%
Ally Financial, Inc.	24,039	1,104,592
Atlanticus Holdings Corp. (A)	1,012	103,477
Bread Financial Holdings, Inc.	5,224	566,020
Consumer Portfolio Services, Inc. (A)	1,066	10,228
Encore Capital Group, Inc. (A)	835	77,897
Enova International, Inc. (A)	831	200,047
EZCORP, Inc., Class A (A)	6,064	209,632
Green Dot Corp., Class A (A)	5,713	77,183
Happen, Inc. (A)	9,687	200,908
Navient Corp.	7,626	64,897
Nelnet, Inc., Class A	2,752	366,924
NerdWallet, Inc., Class A (A)	2,380	22,015
OneMain Holdings, Inc.	10,668	650,428
Oportun Financial Corp. (A)	1,259	7,189
PRA Group, Inc. (A)	2,546	48,349
PROG Holdings, Inc.	1,807	84,224
Regional Management Corp.	573	23,608
SLM Corp.	11,835	307,000
World Acceptance Corp. (A)	247	55,286
		4,179,904
Financial services – 2.8%
Acacia Research Corp. (A)	5,453	25,411
Alerus Financial Corp.	1,790	55,669
Cass Information Systems, Inc.	338	17,346
Corebridge Financial, Inc.	39,647	1,135,094
Enact Holdings, Inc.	5,826	266,306
Essent Group, Ltd.	8,696	558,979
Euronet Worldwide, Inc. (A)	2,371	173,533
EVERTEC, Inc.	2,226	61,838
Federal Agricultural Mortgage Corp., Class C	898	178,944
Flywire Corp. (A)	1,868	32,821
Jackson Financial, Inc., Class A	7,265	743,863
Merchants Bancorp	2,523	126,150
MGIC Investment Corp.	21,346	601,957
NMI Holdings, Inc. (A)	7,442	305,792
Onity Group, Inc. (A)	315	12,521
Payoneer Global, Inc. (A)	14,781	105,241
Paysafe, Ltd. (A)	4,562	34,078
PennyMac Financial Services, Inc.	3,750	326,625
Radian Group, Inc.	9,022	339,859

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Repay Holdings Corp. (A)	3,834	$16,103
TrustCo Bank Corp. NY (B)	2,163	118,770
Velocity Financial, Inc. (A)	2,333	43,067
Voya Financial, Inc.	2,868	259,640
Walker & Dunlop, Inc.	1,642	89,817
Waterstone Financial, Inc.	2,624	54,396
		5,683,820
Insurance – 5.7%
American Coastal Insurance Corp.	2,809	31,180
American Financial Group, Inc.	2,707	378,818
Assurant, Inc.	2,162	580,562
Assured Guaranty, Ltd.	3,539	283,686
Axis Capital Holdings, Ltd.	6,963	748,105
Brighthouse Financial, Inc. (A)	5,735	363,026
CNO Financial Group, Inc.	9,400	479,212
Donegal Group, Inc., Class A	3,869	72,969
Employers Holdings, Inc.	2,428	122,565
Everest Group, Ltd.	311	111,099
F&G Annuities & Life, Inc.	2,346	62,380
Fidelity National Financial, Inc.	11,745	553,894
First American Financial Corp.	8,688	595,910
Genworth Financial, Inc. (A)	37,420	354,367
Globe Life, Inc.	5,465	976,486
Greenlight Capital Re, Ltd., Class A (A)	1,519	24,577
Hamilton Insurance Group, Ltd., Class B	2,452	83,221
HCI Group, Inc.	144	25,236
Heritage Insurance Holdings, Inc. (A)	2,137	55,733
Horace Mann Educators Corp.	4,103	211,920
Investors Title Company	203	55,557
James River Group Holdings, Inc.	2,157	9,491
Kemper Corp.	4,883	131,646
Lincoln National Corp.	14,025	495,784
Mercury General Corp.	3,856	411,127
Octave Specialty Group, Inc. (A)	522	3,257
Old Republic International Corp.	11,271	461,209
Reinsurance Group of America, Inc.	2,695	573,092
RenaissanceRe Holdings, Ltd.	3,027	959,256
Safety Insurance Group, Inc.	1,112	83,244
Selective Insurance Group, Inc.	281	27,260
SelectQuote, Inc. (A)	9,833	8,271
SiriusPoint, Ltd. (A)(B)	12,227	293,448
Stewart Information Services Corp.	2,456	162,145
The Hanover Insurance Group, Inc.	1,499	320,966
Tiptree, Inc.	4,589	82,235
United Fire Group, Inc.	2,109	110,596
Universal Insurance Holdings, Inc.	3,446	142,527
Unum Group	9,284	829,990
White Mountains Insurance Group, Ltd.	185	383,577
		11,659,624
		58,845,055
Health care – 7.0%
Biotechnology – 0.4%
Alkermes PLC (A)	3,720	194,909
Anika Therapeutics, Inc. (A)	1,585	23,189
BioMarin Pharmaceutical, Inc. (A)	1,385	79,250
Catalyst Pharmaceuticals, Inc. (A)	3,842	120,754
Emergent BioSolutions, Inc. (A)	2,676	22,425
MiMedx Group, Inc. (A)	11,339	43,655
Monte Rosa Therapeutics, Inc. (A)	1,139	27,564
Myriad Genetics, Inc. (A)	781	4,460
Organogenesis Holdings, Inc. (A)(B)	6,172	14,998
PDL BioPharma, Inc. (A)(C)	5,434	435
Puma Biotechnology, Inc. (A)	3,751	30,421
Sage Therapeutics, Inc. (A)(C)	2,478	446
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	3,489	$204,909
		767,415
Health care equipment and supplies – 1.6%
Acme United Corp.	733	34,979
Align Technology, Inc. (A)	2,867	483,548
Avanos Medical, Inc. (A)	924	22,989
CONMED Corp.	1,313	42,974
Enovis Corp. (A)	6,058	125,401
Envista Holdings Corp. (A)	15,329	403,919
Globus Medical, Inc., Class A (A)	2,186	172,716
Haemonetics Corp. (A)	2,390	179,250
ICU Medical, Inc. (A)	1,076	157,742
Inogen, Inc. (A)	1,678	10,823
Integer Holdings Corp. (A)	1,801	168,303
Integra LifeSciences Holdings Corp. (A)	5,794	104,060
Kewaunee Scientific Corp. (A)	83	2,948
LivaNova PLC (A)	2,219	182,468
Neogen Corp. (A)	16,520	148,515
Omnicell, Inc. (A)	2,855	118,540
OraSure Technologies, Inc. (A)	4,040	18,018
OrthoPediatrics Corp. (A)	827	15,821
QuidelOrtho Corp. (A)	5,901	103,356
Solventum Corp. (A)	4,148	320,018
Tactile Systems Technology, Inc. (A)	1,515	45,117
The Cooper Companies, Inc. (A)	4,500	322,695
Utah Medical Products, Inc.	289	19,935
		3,204,135
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	8,305	245,247
AdaptHealth Corp. (A)	10,001	104,210
Addus HomeCare Corp. (A)	1,511	151,810
Astrana Health, Inc. (A)	1,776	82,424
Castle Biosciences, Inc. (A)	1,079	25,734
Cross Country Healthcare, Inc. (A)	2,134	28,190
HealthEquity, Inc. (A)	1,293	116,784
Henry Schein, Inc. (A)	2,756	230,181
LifeStance Health Group, Inc. (A)	7,345	78,665
Molina Healthcare, Inc. (A)	3,616	826,979
National HealthCare Corp. (B)	1,373	290,197
OPKO Health, Inc. (A)	8,398	12,597
Option Care Health, Inc. (A)	6,999	146,769
Pediatrix Medical Group, Inc. (A)	7,834	198,435
Select Medical Holdings Corp.	8,695	143,554
Surgery Partners, Inc. (A)(B)	5,297	88,990
Tenet Healthcare Corp. (A)	987	184,648
The Pennant Group, Inc. (A)	2,201	81,327
Universal Health Services, Inc., Class B	5,409	804,264
US Physical Therapy, Inc.	1,139	78,227
		3,919,232
Health care technology – 0.1%
Certara, Inc. (A)	9,929	65,035
Evolent Health, Inc., Class A (A)	1,381	7,485
GoodRx Holdings, Inc., Class A (A)	3,210	9,245
Health Catalyst, Inc. (A)	2,468	4,911
HealthStream, Inc. (B)	2,711	73,875
Simulations Plus, Inc. (A)	940	17,211
Teladoc Health, Inc. (A)	5,001	42,408
TruBridge, Inc. (A)	1,067	27,966
		248,136
Life sciences tools and services – 1.4%
Avantor, Inc. (A)	28,030	277,497
Bio-Rad Laboratories, Inc., Class A (A)	664	194,957
Charles River Laboratories International, Inc. (A)	2,842	644,537

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
ICON PLC (A)	4,952	$860,212
Mesa Laboratories, Inc.	375	37,331
OmniAb, Inc. (A)	6,457	15,884
OmniAb, Inc., $12.50 Earnout Shares (A)	240	549
OmniAb, Inc., $15.00 Earnout Shares (A)	240	542
Revvity, Inc.	7,835	871,722
		2,903,231
Pharmaceuticals – 1.6%
Amphastar Pharmaceuticals, Inc. (A)	3,557	71,780
ANI Pharmaceuticals, Inc. (A)	772	63,906
Cumberland Pharmaceuticals, Inc. (A)	956	6,195
Elanco Animal Health, Inc. (A)	38,843	955,926
Harmony Biosciences Holdings, Inc. (A)	3,797	138,249
Innoviva, Inc. (A)	7,085	160,900
Jazz Pharmaceuticals PLC (A)	1,088	262,175
Organon & Company	1,289	17,453
Pacira BioSciences, Inc. (A)	3,165	80,296
Perrigo Company PLC	13,161	136,743
Prestige Consumer Healthcare, Inc. (A)	3,587	169,557
SIGA Technologies, Inc.	3,721	13,544
Supernus Pharmaceuticals, Inc. (A)	4,666	217,016
Viatris, Inc.	58,941	935,983
		3,229,723
		14,271,872
Industrials – 17.6%
Aerospace and defense – 0.7%
AAR Corp. (A)	3,420	488,821
AerSale Corp. (A)	2,933	18,537
Huntington Ingalls Industries, Inc.	354	99,081
National Presto Industries, Inc.	744	92,993
StandardAero, Inc. (A)	8,272	247,416
Textron, Inc.	3,322	304,727
V2X, Inc. (A)	2,053	153,072
		1,404,647
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	5,455	276,569
Hub Group, Inc., Class A	5,858	256,522
Radiant Logistics, Inc. (A)	3,764	35,607
		568,698
Building products – 1.9%
Apogee Enterprises, Inc.	2,485	113,664
AZZ, Inc.	1,601	248,235
Builders FirstSource, Inc. (A)	7,090	634,413
Fortune Brands Innovations, Inc.	8,853	486,030
Gibraltar Industries, Inc. (A)	2,835	127,859
Hayward Holdings, Inc. (A)	13,257	229,479
Insteel Industries, Inc.	1,689	51,008
Janus International Group, Inc. (A)	10,319	57,270
JELD-WEN Holding, Inc. (A)	4,097	6,146
Masterbrand, Inc. (A)	22,329	229,765
Owens Corning	5,806	922,922
Quanex Building Products Corp.	2,029	37,780
Resideo Technologies, Inc. (A)	13,667	425,044
Tecnoglass, Inc.	2,537	118,757
UFP Industries, Inc.	2,310	209,609
		3,897,981
Commercial services and supplies – 1.2%
ABM Industries, Inc.	5,820	257,477
ACCO Brands Corp.	8,323	34,624
Brady Corp., Class A	2,309	211,435
BrightView Holdings, Inc. (A)	8,678	122,967
Casella Waste Systems, Inc., Class A (A)(B)	713	69,140
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Civeo Corp. (A)	673	$23,555
Deluxe Corp.	4,579	109,347
Ennis, Inc.	3,253	69,126
Healthcare Services Group, Inc. (A)	4,919	120,811
HNI Corp.	2,826	114,199
Interface, Inc.	5,284	189,379
MillerKnoll, Inc.	5,808	118,832
NLI Holdings, Inc.	3,260	19,397
Onterris, Inc. (A)	393	7,943
OPENLANE, Inc. (A)	10,424	429,886
Quad/Graphics, Inc.	1,426	12,021
UniFirst Corp.	1,266	334,806
Vestis Corp. (A)	8,348	121,213
Virco Manufacturing Corp.	1,200	7,368
		2,373,526
Construction and engineering – 0.5%
Ameresco, Inc., Class A (A)	2,658	73,361
Arcosa, Inc.	2,760	401,000
Bowman Consulting Group, Ltd. (A)	1,047	30,572
Concrete Pumping Holdings, Inc. (A)(B)	3,671	44,236
NWPX Infrastructure, Inc. (A)	1,111	166,583
Orion Group Holdings, Inc. (A)	4,226	71,081
Tutor Perini Corp.	1,321	109,603
WillScot Holdings Corp.	1,837	53,016
		949,452
Electrical equipment – 1.4%
Acuity, Inc.	1,322	497,945
Allient, Inc.	1,380	142,043
EnerSys	681	159,231
LSI Industries, Inc.	3,947	104,911
Preformed Line Products Company (B)	397	162,992
Regal Rexnord Corp.	4,886	1,163,796
Sensata Technologies Holding PLC	12,163	580,662
Shoals Technologies Group, Inc., Class A (A)	4,351	43,075
Ultralife Corp. (A)	1,984	12,539
		2,867,194
Ground transportation – 2.0%
ArcBest Corp.	2,127	305,310
Covenant Logistics Group, Inc.	2,311	102,100
Heartland Express, Inc.	8,010	121,912
Knight-Swift Transportation Holdings, Inc.	14,021	1,091,815
Marten Transport, Ltd.	7,224	125,336
PAMT Corp. (A)(B)	2,085	29,211
Ryder System, Inc.	3,365	887,586
Saia, Inc. (A)	265	111,607
Schneider National, Inc., Class B	8,309	303,528
U-Haul Holding Company (A)(B)	1,626	106,405
U-Haul Holding Company, Series N	9,368	540,534
Universal Logistics Holdings, Inc.	1,998	29,570
Werner Enterprises, Inc.	6,648	289,919
		4,044,833
Machinery – 4.4%
Aebi Schmidt Holding AG	3,018	37,876
AGCO Corp. (B)	5,423	649,133
Alamo Group, Inc.	1,176	193,440
Albany International Corp., Class A	1,243	92,604
Astec Industries, Inc.	2,815	172,250
CECO Environmental Corp. (A)	2,997	271,948
CNH Industrial NV	101,346	1,138,116
Columbus McKinnon Corp.	2,178	32,953
Douglas Dynamics, Inc.	2,021	109,033
Enpro, Inc.	441	166,226
Esab Corp.	2,447	241,348

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Franklin Electric Company, Inc.	1,158	$124,126
Gates Industrial Corp. PLC (A)	10,297	288,007
Gencor Industries, Inc. (A)	1,462	21,813
Helios Technologies, Inc.	2,995	267,304
Hillman Solutions Corp. (A)	17,806	150,283
Hurco Companies, Inc. (A)	510	11,676
Hyster-Yale, Inc.	1,090	38,215
IDEX Corp.	888	201,532
Kennametal, Inc.	8,328	291,896
LB Foster Company, Class A (A)	1,699	76,744
Lindsay Corp.	641	79,356
Luxfer Holdings PLC	1,836	33,121
Mayville Engineering Company, Inc. (A)	1,796	67,278
Miller Industries, Inc.	1,296	66,290
Oshkosh Corp.	3,488	535,338
Park-Ohio Holdings Corp.	749	28,799
Pentair PLC	2,954	226,454
Perma-Pipe International Holdings, Inc. (A)	1,100	29,953
Proto Labs, Inc. (A)	2,322	189,266
Stanley Black & Decker, Inc.	8,593	808,773
Tennant Company	754	66,005
Terex Corp.	5,797	419,645
The Eastern Company	1,145	31,888
The Gorman-Rupp Company	867	79,539
The Greenbrier Companies, Inc.	3,130	153,401
The Manitowoc Company, Inc. (A)	4,590	63,755
The Middleby Corp. (A)	2,129	366,209
The Timken Company	3,668	533,034
Titan International, Inc. (A)	8,125	62,644
Trinity Industries, Inc.	8,335	288,224
Twin Disc, Inc.	1,650	38,280
Wabash National Corp.	3,887	52,475
Worthington Enterprises, Inc.	3,398	182,676
		8,978,926
Marine transportation – 0.6%
Costamare, Inc.	11,608	162,744
Genco Shipping & Trading, Ltd.	4,787	118,622
Kirby Corp. (A)	2,920	397,032
Matson, Inc.	2,873	552,277
Pangaea Logistics Solutions, Ltd.	4,289	27,879
		1,258,554
Passenger airlines – 0.8%
Alaska Air Group, Inc. (A)	11,606	605,833
Allegiant Travel Company (A)	3,142	369,499
Copa Holdings SA, Class A	2,195	341,476
SkyWest, Inc. (A)	3,517	349,344
		1,666,152
Professional services – 1.9%
Alight, Inc., Class A	47,117	26,386
Amentum Holdings, Inc. (A)	18,050	373,094
Asure Software, Inc. (A)	1,391	11,045
Barrett Business Services, Inc.	1,440	51,149
CACI International, Inc., Class A (A)	795	368,292
Clarivate PLC (A)(B)	55,199	119,230
Concentrix Corp. (B)	5,815	130,285
Conduent, Inc. (A)	14,444	21,088
First Advantage Corp. (A)(B)	1,878	33,898
FTI Consulting, Inc. (A)	1,387	206,677
Genpact, Ltd.	10,705	294,388
IBEX Holdings, Ltd. (A)	874	26,543
ICF International, Inc.	1,410	102,733
KBR, Inc.	4,839	167,091
Kelly Services, Inc., Class A	1,711	21,011
Korn Ferry (B)	4,161	277,039
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Leidos Holdings, Inc.	764	$78,669
Maximus, Inc.	3,266	175,580
Mistras Group, Inc. (A)	2,232	38,993
Parsons Corp. (A)	944	49,456
Resources Connection, Inc.	2,834	12,045
Robert Half, Inc.	3,575	109,753
Science Applications International Corp.	2,530	279,337
TIC Solutions, Inc. (A)	3,263	26,398
TransUnion	11,243	811,070
TrueBlue, Inc. (A)	2,004	13,968
TTEC Holdings, Inc. (A)	1,300	2,522
Upwork, Inc. (A)	5,853	48,931
Verra Mobility Corp. (A)	4,141	17,599
		3,894,270
Trading companies and distributors – 1.9%
BlueLinx Holdings, Inc. (A)	1,193	73,823
Boise Cascade Company	3,402	264,097
Custom Truck One Source, Inc. (A)	9,674	114,250
Distribution Solutions Group, Inc. (A)	2,214	60,553
DNOW, Inc. (A)	13,995	181,515
GATX Corp.	1,563	276,948
Global Industrial, Inc.	1,726	57,752
Herc Holdings, Inc.	1,924	275,786
Hudson Technologies, Inc. (A)	2,645	15,182
McGrath RentCorp	1,583	191,590
MSC Industrial Direct Company, Inc., Class A	1,174	139,647
NPK International, Inc. (A)	7,400	117,734
Rush Enterprises, Inc., Class A	5,847	426,743
Rush Enterprises, Inc., Class B	1,275	97,538
SiteOne Landscape Supply, Inc. (A)	380	43,476
Titan Machinery, Inc. (A)	725	15,312
Transcat, Inc. (A)	442	41,004
WESCO International, Inc.	3,752	1,296,053
Willis Lease Finance Corp.	650	148,720
		3,837,723
		35,741,956
Information technology – 6.3%
Communications equipment – 0.9%
Aviat Networks, Inc. (A)	829	18,404
Clearfield, Inc. (A)	468	18,622
Digi International, Inc. (A)	3,255	243,962
Harmonic, Inc. (A)	4,330	70,709
KVH Industries, Inc. (A)	910	9,018
NetScout Systems, Inc. (A)	7,596	330,806
Ribbon Communications, Inc. (A)	8,541	19,986
Viasat, Inc. (A)	11,656	1,046,825
		1,758,332
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	4,682	999,186
Avnet, Inc.	9,370	832,243
Belden, Inc.	1,276	153,005
Benchmark Electronics, Inc.	3,838	378,695
Climb Global Solutions, Inc.	1,116	25,902
Crane NXT Company (B)	2,405	123,040
CTS Corp.	2,507	163,431
Daktronics, Inc. (A)	2,979	58,269
ePlus, Inc.	2,390	198,920
Insight Enterprises, Inc. (A)	1,140	138,852
IPG Photonics Corp. (A)	3,031	355,597
Itron, Inc. (A)	1,866	161,465
Key Tronic Corp. (A)	1,900	7,847
Kimball Electronics, Inc. (A)	3,382	86,579
Knowles Corp. (A)	4,493	186,370

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	78	$35,516
Methode Electronics, Inc. (B)	2,971	56,360
Mirion Technologies, Inc. (A)	1,787	32,041
PC Connection, Inc.	2,791	203,715
Plexus Corp. (A)	653	196,338
Powerfleet, Inc. (A)(B)	9,661	37,002
Ralliant Corp.	520	38,288
RF Industries, Ltd. (A)(B)	120	2,545
Richardson Electronics, Ltd.	1,461	27,774
Sanmina Corp. (A)	911	230,556
ScanSource, Inc. (A)	3,273	170,491
SmartRent, Inc. (A)	4,300	5,117
TD SYNNEX Corp.	585	156,394
TTM Technologies, Inc. (A)	2	374
Vishay Intertechnology, Inc. (B)	10,293	553,558
Vishay Precision Group, Inc. (A)	1,012	151,709
Vontier Corp.	5,544	160,776
Zebra Technologies Corp., Class A (A)	1,673	440,434
		6,368,389
IT services – 0.5%
Akamai Technologies, Inc. (A)	1,324	156,510
Amdocs, Ltd.	8,686	438,990
DXC Technology Company (A)	16,462	145,689
EPAM Systems, Inc. (A)	2,338	185,520
Everforth, Inc. (A)	3,833	68,496
Globant SA (A)	157	4,544
Grid Dynamics Holdings, Inc. (A)	2,685	15,251
Information Services Group, Inc.	4,400	18,084
Kyndryl Holdings, Inc. (A)	2,115	23,921
		1,057,005
Semiconductors and semiconductor equipment – 1.0%
Alpha & Omega Semiconductor, Ltd. (A)	2,265	107,202
Amkor Technology, Inc.	2,574	221,956
Axcelis Technologies, Inc. (A)	415	78,622
Cirrus Logic, Inc. (A)	1,402	208,239
Diodes, Inc. (A)	3,447	377,240
Magnachip Semiconductor Corp. (A)	2,526	11,948
Penguin Solutions, Inc. (A)	4,457	338,777
Photronics, Inc. (A)	6,595	214,535
Qorvo, Inc. (A)	1,095	102,131
Skyworks Solutions, Inc. (B)	3,135	212,553
Synaptics, Inc. (A)	211	26,213
Veeco Instruments, Inc. (A)(B)	2,273	172,293
		2,071,709
Software – 0.7%
ACI Worldwide, Inc. (A)	4,926	247,729
Alarm.com Holdings, Inc. (A)	670	31,302
Cerence, Inc. (A)	4,644	52,570
CleanSpark, Inc. (A)	13,785	200,572
Five9, Inc. (A)	1,174	25,030
LiveRamp Holdings, Inc. (A)	5,657	212,929
Mitek Systems, Inc. (A)	3,339	67,214
N-able, Inc. (A)(B)	9,627	35,331
NCR Voyix Corp. (A)(B)	10,951	89,470
OneSpan, Inc.	2,351	33,737
Progress Software Corp. (A)	1,461	49,060
PTC, Inc. (A)	2,385	270,960
Trimble, Inc. (A)	1,892	96,833
		1,412,737
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	120	3,416
Corsair Gaming, Inc. (A)(B)	1,325	12,813
Diebold Nixdorf, Inc. (A)(B)	1,582	134,502
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Turtle Beach Corp. (A)	1,763	$21,949
Xerox Holdings Corp. (B)	18,434	57,698
		230,378
		12,898,550
Materials – 6.1%
Chemicals – 3.0%
AdvanSix, Inc.	2,915	57,950
American Vanguard Corp. (A)	1,301	3,643
Arq, Inc. (A)	1,736	4,427
Ascent Industries Company (A)	131	1,969
Ashland, Inc. (B)	4,854	319,830
Avient Corp.	8,252	304,994
Axalta Coating Systems, Ltd. (A)	18,577	635,705
Cabot Corp.	3,383	307,244
Celanese Corp.	6,888	316,848
CF Industries Holdings, Inc.	5,410	585,687
Core Molding Technologies, Inc. (A)	1,000	23,600
Eastman Chemical Company	9,612	643,812
Ecovyst, Inc. (A)	11,000	136,950
Element Solutions, Inc.	6,692	319,543
HB Fuller Company	4,160	242,486
Huntsman Corp.	2,772	29,439
Innospec, Inc.	1,905	155,048
Intrepid Potash, Inc. (A)	1,117	36,615
Koppers Holdings, Inc.	2,301	103,315
Kronos Worldwide, Inc.	5,645	35,733
LSB Industries, Inc. (A)	6,523	70,514
Mativ Holdings, Inc.	4,760	36,033
Minerals Technologies, Inc.	2,920	215,992
NewMarket Corp.	61	48,266
Olin Corp.	9,448	187,259
Orion SA	4,191	27,786
Perimeter Solutions, Inc. (A)	926	33,012
Quaker Chemical Corp.	1,077	171,103
Rayonier Advanced Materials, Inc. (A)	4,555	35,802
Sensient Technologies Corp.	824	101,591
Solstice Advanced Materials, Inc.	385	34,111
Stepan Company	1,951	108,710
The Mosaic Company	23,847	505,318
Westlake Corp.	2,455	179,215
		6,019,550
Construction materials – 0.2%
James Hardie Industries PLC (A)	933	24,426
Knife River Corp. (A)(B)	3,901	326,319
		350,745
Containers and packaging – 1.7%
AptarGroup, Inc.	5,213	652,668
Ball Corp.	17,888	1,116,211
Graphic Packaging Holding Company	23,338	246,683
Greif, Inc., Class A	2,525	188,087
Greif, Inc., Class B (B)	1,013	94,756
Myers Industries, Inc. (B)	4,005	141,417
O-I Glass, Inc. (A)	13,723	132,152
Ranpak Holdings Corp. (A)	4,753	34,744
Silgan Holdings, Inc.	7,724	358,316
Sonoco Products Company (B)	7,363	414,905
TriMas Corp.	3,876	174,536
		3,554,475
Metals and mining – 1.0%
Alcoa Corp.	552	28,781
Alpha Metallurgical Resources, Inc. (A)	1,317	217,226
Ampco-Pittsburgh Corp. (A)	1,644	14,221
Caledonia Mining Corp. PLC	1,881	35,927

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Commercial Metals Company	11,107	$696,964
Friedman Industries, Inc.	1,019	32,791
Kaiser Aluminum Corp.	1,199	234,560
Materion Corp.	636	189,140
Metallus, Inc. (A)	3,911	73,097
Nexa Resources SA	3,798	46,488
Ramaco Resources, Inc., Class A (A)	1,111	14,699
Reliance, Inc.	184	68,742
Ryerson Holding Corp.	5,106	125,659
SunCoke Energy, Inc.	7,778	62,613
Tredegar Corp. (A)	1,654	13,166
Warrior Met Coal, Inc.	1,521	123,444
Worthington Steel, Inc.	4,445	149,263
		2,126,781
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	1,597	25,041
Louisiana-Pacific Corp.	2,787	219,225
Mercer International, Inc. (A)	7,458	4,922
Resolute Forest Products, Inc. (A)(C)	7,541	10,708
Sylvamo Corp.	2,542	96,088
		355,984
		12,407,535
Real estate – 0.8%
Real estate management and development – 0.8%
Cushman & Wakefield, Ltd. (A)	22,918	306,872
Forestar Group, Inc. (A)	4,423	139,988
FRP Holdings, Inc. (A)	1,862	46,531
Howard Hughes Holdings, Inc. (A)(B)	3,339	238,705
Jones Lang LaSalle, Inc. (A)	1,868	578,987
Marcus & Millichap, Inc.	1,908	59,472
Newmark Group, Inc., Class A	8,103	122,436
RE/MAX Holdings, Inc., Class A (A)	2,193	21,623
Seaport Entertainment Group, Inc. (A)(B)	841	22,371
Tejon Ranch Company (A)	1,556	29,097
The RMR Group, Inc., Class A (B)	440	9,033
		1,575,115
Utilities – 0.5%
Gas utilities – 0.4%
MDU Resources Group, Inc.	16,237	344,387
New Jersey Resources Corp.	6,797	380,904
		725,291
Independent power and renewable electricity producers – 0.1%
Montauk Renewables, Inc. (A)	2,000	3,120
Ormat Technologies, Inc.	1,772	192,971
		196,091
		921,382
TOTAL COMMON STOCKS (Cost $160,160,475)		$202,728,447
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Liberty Latin America, Ltd., 9.000%	1,534	33,272
TOTAL PREFERRED SECURITIES (Cost $59,743)		$33,272
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 3.6026% (D)(E)	318,976	$3,189,568
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (D)	338,651	338,651
TOTAL SHORT-TERM INVESTMENTS (Cost $3,528,342)		$3,528,219
Total Investments (Small Cap Opportunities Trust) (Cost $163,748,560) – 101.5%		$206,289,938
Other assets and liabilities, net – (1.5%)		(3,090,705)
TOTAL NET ASSETS – 100.0%		$203,199,233
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 0.8%
Interactive media and services – 0.8%
CarGurus, Inc. (A)	73,184	$2,494,843
Consumer discretionary – 6.6%
Automobile components – 0.6%
Visteon Corp. (B)	16,464	1,633,393
Diversified consumer services – 0.7%
Stride, Inc. (A)	24,884	2,145,996
Hotels, restaurants and leisure – 1.6%
Life Time Group Holdings, Inc. (A)	116,316	4,750,345
Household durables – 1.5%
Champion Homes, Inc. (A)	49,089	4,325,723
Specialty retail – 1.7%
Boot Barn Holdings, Inc. (A)	12,418	2,039,905
Five Below, Inc. (A)	17,543	3,154,056
		5,193,961
Textiles, apparel and luxury goods – 0.5%
Figs, Inc., Class A (A)	141,178	1,444,251
		19,493,669
Consumer staples – 1.9%
Beverages – 1.9%
The Vita Coco Company, Inc. (A)	87,488	5,786,456
Energy – 2.5%
Energy equipment and services – 0.7%
Cactus, Inc., Class A	33,676	1,725,221
Innovex International, Inc. (A)	13,843	343,306
		2,068,527
Oil, gas and consumable fuels – 1.8%
Chord Energy Corp.	19,131	2,186,673
Viper Energy, Inc., Class A	76,682	3,251,317
		5,437,990
		7,506,517

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 6.0%
Banks – 1.4%
Seacoast Banking Corp. of Florida	125,969	$4,188,469
Capital markets – 1.1%
PJT Partners, Inc., Class A	20,847	3,146,646
Consumer finance – 0.6%
Dave, Inc. (A)(B)	4,561	1,699,383
Financial services – 1.2%
HA Sustainable Infrastructure Capital, Inc.	93,692	3,658,673
Insurance – 1.7%
SiriusPoint, Ltd. (A)(B)	208,868	5,012,832
		17,706,003
Health care – 30.8%
Biotechnology – 16.6%
Akero Therapeutics, Inc. (A)(C)	25,401	16,511
Alkermes PLC (A)	44,769	2,345,672
Apellis Pharmaceuticals, Inc. (A)(C)	35,572	1,067
Apogee Therapeutics, Inc. (A)	27,841	3,695,336
BridgeBio Pharma, Inc. (A)	18,780	1,398,734
Celcuity, Inc. (A)	12,412	1,298,543
Celldex Therapeutics, Inc. (A)	61,710	2,296,229
CG Oncology, Inc. (A)	21,094	1,498,729
Cogent Biosciences, Inc. (A)	42,102	1,629,347
Corvus Pharmaceuticals, Inc. (A)(B)	60,100	897,894
Cytokinetics, Inc. (A)	24,871	2,118,760
Dianthus Therapeutics, Inc. (A)	27,905	2,720,179
Disc Medicine, Inc. (A)(B)	15,035	1,099,660
Insmed, Inc. (A)	13,853	1,477,007
Ionis Pharmaceuticals, Inc. (A)	19,411	1,539,098
Krystal Biotech, Inc. (A)	3,306	1,228,741
Kymera Therapeutics, Inc. (A)(B)	28,138	3,226,584
Mineralys Therapeutics, Inc. (A)	29,693	801,117
Nuvalent, Inc., Class A (A)	14,151	1,747,649
Praxis Precision Medicines, Inc. (A)	4,076	1,364,604
Protagonist Therapeutics, Inc. (A)	26,944	3,302,796
PTC Therapeutics, Inc. (A)	30,639	2,499,223
REVOLUTION Medicines, Inc. (A)	9,988	1,870,553
Scholar Rock Holding Corp. (A)	29,886	1,643,730
Spyre Therapeutics, Inc. (A)	21,902	1,944,460
Taysha Gene Therapies, Inc. (A)	102,500	698,025
Vaxcyte, Inc. (A)	33,181	1,928,812
Viridian Therapeutics, Inc. (A)	66,180	1,215,727
Xenon Pharmaceuticals, Inc. (A)	32,629	1,969,486
		49,474,273
Health care equipment and supplies – 2.1%
Glaukos Corp. (A)	13,201	1,844,972
Lantheus Holdings, Inc. (A)	22,621	2,509,574
TransMedics Group, Inc. (A)(B)	30,356	2,016,246
		6,370,792
Health care providers and services – 7.6%
Alignment Healthcare, Inc. (A)	238,958	5,689,590
GeneDx Holdings Corp. (A)	23,101	1,585,884
Guardian Pharmacy Services, Inc., Class A (A)	70,341	2,945,178
HealthEquity, Inc. (A)	16,026	1,447,468
Hims & Hers Health, Inc. (A)(B)	26,246	909,949
Hinge Health, Inc., Class A (A)	50,264	4,171,912
PACS Group, Inc. (A)(B)	77,917	3,322,381
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	16,092	$2,579,548
		22,651,910
Life sciences tools and services – 0.5%
Adaptive Biotechnologies Corp. (A)	69,167	1,483,632
Pharmaceuticals – 4.0%
Axsome Therapeutics, Inc. (A)	11,581	2,834,681
Crinetics Pharmaceuticals, Inc. (A)(B)	47,187	1,765,738
Definium Therapeutics, Inc. (A)	19,900	936,096
MBX Biosciences, Inc. (A)	41,876	2,311,555
Oculis Holding AG (A)(B)	28,218	391,384
Pharvaris NV (A)	17,545	606,706
Structure Therapeutics, Inc., ADR (A)	30,081	1,614,447
Trevi Therapeutics, Inc. (A)	71,761	1,338,343
		11,798,950
		91,779,557
Industrials – 24.8%
Aerospace and defense – 5.1%
Applied Aerospace & Defense, Inc. (A)(B)	42,814	975,303
Curtiss-Wright Corp.	7,255	5,497,549
Kratos Defense & Security Solutions, Inc. (A)	27,269	1,359,632
Loar Holdings, Inc. (A)(B)	16,034	1,292,501
Mercury Systems, Inc. (A)	22,011	2,692,606
StandardAero, Inc. (A)	64,575	1,931,438
Voyager Technologies, Inc., Class A (A)(B)	47,388	1,528,263
		15,277,292
Building products – 4.3%
Modine Manufacturing Company (A)	25,510	6,811,680
Zurn Elkay Water Solutions Corp.	121,438	6,136,262
		12,947,942
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)(B)	23,763	2,304,298
Construction and engineering – 3.4%
Ameresco, Inc., Class A (A)	140,778	3,885,472
Cardinal Infrastructure Group, Inc., Class A (A)(B)	19,089	1,798,184
Comfort Systems USA, Inc.	2,187	4,334,525
		10,018,181
Electrical equipment – 3.4%
Acuity, Inc.	8,715	3,282,592
Nextpower, Inc., Class A (A)	57,038	6,795,507
X-Energy, Inc. (A)(B)	6,480	118,973
		10,197,072
Machinery – 0.9%
Kornit Digital, Ltd. (A)	69,560	1,130,350
Mayville Engineering Company, Inc. (A)	39,700	1,487,162
		2,617,512
Professional services – 0.9%
ExlService Holdings, Inc. (A)	34,882	902,049
TriNet Group, Inc.	22,220	1,099,668
Verra Mobility Corp. (A)	124,577	529,452
		2,531,169
Trading companies and distributors – 6.0%
Applied Industrial Technologies, Inc.	15,296	5,172,342
DXP Enterprises, Inc. (A)(B)	18,619	3,141,770
Rush Enterprises, Inc., Class A	31,444	2,294,940
Xometry, Inc., Class A (A)	76,665	7,399,706
		18,008,758
		73,902,224

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 19.7%
Communications equipment – 0.8%
Calix, Inc. (A)	60,508	$2,258,159
Electronic equipment, instruments and components – 2.4%
Fabrinet (A)	6,011	3,378,663
OSI Systems, Inc. (A)(B)	10,508	2,298,100
Vishay Intertechnology, Inc.	29,400	1,581,132
		7,257,895
IT services – 0.5%
DigitalOcean Holdings, Inc. (A)(B)	9,460	1,485,504
Semiconductors and semiconductor equipment – 10.0%
Ambiq Micro, Inc. (A)	20,774	1,834,344
Credo Technology Group Holding, Ltd. (A)	25,388	6,904,267
Enphase Energy, Inc. (A)	21,750	1,070,970
MKS, Inc.	25,379	11,288,579
SiTime Corp. (A)	10,931	8,149,716
Universal Display Corp.	6,960	602,666
		29,850,542
Software – 6.0%
Agilysys, Inc. (A)	19,140	2,000,130
Amplitude, Inc., Class A (A)(B)	274,660	2,101,149
AvePoint, Inc. (A)	154,014	1,726,497
Clear Secure, Inc., Class A	36,468	2,032,362
CommVault Systems, Inc. (A)	14,451	2,048,140
Core Scientific, Inc. (A)	77,488	1,982,918
CyberArk Software, Ltd. (A)	5,918	266,310
Intapp, Inc. (A)	47,954	1,208,920
Rubrik, Inc., Class A (A)	34,740	2,788,927
ServiceTitan, Inc., Class A (A)	9,574	676,978
TeraWulf, Inc. (A)(B)	37,159	917,827
		17,750,158
		58,602,258
Materials – 2.2%
Chemicals – 1.0%
Cabot Corp.	33,317	3,025,850
Construction materials – 1.2%
James Hardie Industries PLC (A)	136,726	3,579,487
		6,605,337
Real estate – 3.6%
Health care REITs – 2.1%
American Healthcare REIT, Inc.	109,275	5,698,691
Janus Living, Inc., Class A1	16,789	482,516
		6,181,207
Retail REITs – 1.5%
Phillips Edison & Company, Inc.	105,997	4,411,595
		10,592,802
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Fervo Energy Company, Class A (A)	13,678	399,808
TOTAL COMMON STOCKS (Cost $205,461,729)		$294,869,474
EXCHANGE-TRADED FUNDS – 0.2%
iShares Russell 2000 Growth ETF (B)	1,450	571,242
TOTAL EXCHANGE-TRADED FUNDS (Cost $563,419)		$571,242
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.1%
John Hancock Collateral Trust, 3.6026% (D)(E)	617,839	6,178,020
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.7%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-26 at 3.640% to be repurchased at $2,300,233 on 7-1-26, collateralized by $2,429,800 U.S. Treasury Bonds, 4.375% due 8-15-43 (valued at $2,346,058)	$2,300,000	$2,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,478,075)		$8,478,020
Total Investments (Small Cap Stock Trust) (Cost $214,503,223) – 102.0%		$303,918,736
Other assets and liabilities, net – (2.0%)		(6,040,844)
TOTAL NET ASSETS – 100.0%		$297,877,892
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 2.4%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	3,163	$325,599
Uniti Group, Inc. (A)	53,901	618,244
		943,843
Entertainment – 1.2%
Madison Square Garden Sports Corp. (A)	2,597	1,043,578
Sphere Entertainment Company (A)	3,793	656,303
		1,699,881
Media – 0.6%
The New York Times Company, Class A	13,057	913,729
		3,557,453
Consumer discretionary – 10.0%
Automobile components – 1.7%
Dorman Products, Inc. (A)	4,923	671,743
Garrett Motion, Inc.	12,857	465,809
Visteon Corp.	14,564	1,444,894
		2,582,446
Broadline retail – 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	4,911	377,558
Diversified consumer services – 1.0%
Liberty Live Holdings, Inc., Class C (A)	9,365	989,319
Strategic Education, Inc.	5,846	447,921
		1,437,240
Hotels, restaurants and leisure – 1.3%
Dutch Bros, Inc., Class A (A)	7,451	535,056
Life Time Group Holdings, Inc. (A)	15,083	615,990
Marriott Vacations Worldwide Corp.	6,563	668,638

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	812	$140,809
		1,960,493
Household durables – 1.8%
Champion Homes, Inc. (A)	5,776	508,981
KB Home	9,686	606,247
M/I Homes, Inc. (A)	3,750	602,963
Meritage Homes Corp.	5,651	473,836
Taylor Morrison Home Corp. (A)	7,558	542,211
		2,734,238
Leisure products – 0.5%
Peloton Interactive, Inc., Class A (A)	126,637	748,425
Specialty retail – 2.4%
Abercrombie & Fitch Company, Class A (A)	7,992	719,360
Advance Auto Parts, Inc. (B)	6,338	394,350
Boot Barn Holdings, Inc. (A)	2,054	337,411
Chewy, Inc., Class A (A)	15,289	300,429
Floor & Decor Holdings, Inc., Class A (A)	7,919	470,072
Urban Outfitters, Inc. (A)	6,081	430,900
Victoria's Secret & Company (A)	11,462	956,848
		3,609,370
Textiles, apparel and luxury goods – 1.1%
Kontoor Brands, Inc.	10,051	837,650
Steven Madden, Ltd.	17,690	744,749
		1,582,399
		15,032,169
Consumer staples – 1.9%
Consumer staples distribution and retail – 0.4%
Grocery Outlet Holding Corp. (A)	67,083	669,488
Food products – 0.7%
Cal-Maine Foods, Inc.	5,964	480,460
Post Holdings, Inc. (A)	4,875	430,268
Suja Life, Inc., Class A (A)(B)	16,516	167,803
		1,078,531
Household products – 0.4%
Reynolds Consumer Products, Inc.	20,477	549,807
Personal care products – 0.1%
Interparfums, Inc.	1,456	162,868
Tobacco – 0.3%
Turning Point Brands, Inc.	5,192	440,334
		2,901,028
Energy – 6.7%
Energy equipment and services – 2.0%
Cactus, Inc., Class A	12,736	652,465
Expro Group Holdings NV (A)	36,970	546,047
HMH Holding, Inc., Class A (A)	12,248	229,528
Liberty Energy, Inc.	18,329	480,037
Noble Corp. PLC	17,082	637,159
TechnipFMC PLC	5,636	373,667
		2,918,903
Oil, gas and consumable fuels – 4.7%
Denison Mines Corp. (A)	122,558	375,027
Golar LNG, Ltd.	12,584	627,187
Magnolia Oil & Gas Corp., Class A	30,090	769,702
Matador Resources Company	27,262	1,357,102
PBF Energy, Inc., Class A	23,725	1,079,962
Permian Resources Corp., Class A	64,811	1,193,171
Range Resources Corp.	26,373	980,812
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Scorpio Tankers, Inc.	10,613	$735,056
		7,118,019
		10,036,922
Financials – 25.8%
Banks – 17.7%
Avidia Bancorp, Inc.	28,103	589,882
Banc of California, Inc.	65,177	1,331,566
BankUnited, Inc.	12,436	602,524
Byline Bancorp, Inc.	11,447	431,094
Cathay General Bancorp	13,643	845,730
Coastal Financial Corp. (A)	9,983	773,782
Columbia Banking System, Inc.	85,796	2,749,762
Commercial Bancgroup, Inc.	9,483	306,206
Dime Commercial Bancshares, Inc.	14,854	603,815
Eagle Bancorp, Inc.	15,196	431,414
Eastern Bankshares, Inc.	61,075	1,358,308
FB Financial Corp.	23,570	1,304,600
Flagstar Bank NA	83,918	1,253,735
Home BancShares, Inc.	48,406	1,381,991
Live Oak Bancshares, Inc.	29,622	1,209,762
National Bank Holdings Corp., Class A	17,132	761,175
Pinnacle Financial Partners, Inc.	34,769	3,507,489
Preferred Bank	8,189	870,163
Southern First Bancshares, Inc. (A)	7,721	471,753
SouthState Bank Corp.	8,497	848,850
Texas Capital Bancshares, Inc.	13,703	1,414,972
Towne Bank	36,709	1,330,334
Western Alliance Bancorp	16,638	1,367,644
WSFS Financial Corp.	10,073	772,901
		26,519,452
Capital markets – 1.3%
Hamilton Lane, Inc., Class A	8,664	682,983
Miami International Holdings, Inc. (A)	15,720	584,155
StoneX Group, Inc. (A)	5,175	613,238
Wealthfront Corp. (A)	17,230	154,036
		2,034,412
Consumer finance – 0.7%
Happen, Inc. (A)	52,893	1,097,001
Financial services – 3.1%
HA Sustainable Infrastructure Capital, Inc.	41,205	1,609,055
PennyMac Financial Services, Inc.	21,200	1,846,520
Sezzle, Inc. (A)	3,491	599,160
Walker & Dunlop, Inc.	11,275	616,743
		4,671,478
Insurance – 3.0%
Ethos Technologies, Inc., Class A (A)(B)	14,315	259,674
Goosehead Insurance, Inc., Class A (A)	2,359	114,412
Neptune Insurance Holdings, Inc., Class A (A)	13,065	411,548
Oscar Health, Inc., Class A (A)	30,004	855,714
Primerica, Inc.	1,603	455,573
RLI Corp.	12,012	709,549
Root, Inc., Class A (A)	5,964	333,507
Ryan Specialty Holdings, Inc. (B)	11,563	436,619
Selective Insurance Group, Inc.	4,442	430,918
The Baldwin Insurance Group, Inc. (A)	17,727	471,184
		4,478,698
		38,801,041
Health care – 10.9%
Biotechnology – 6.2%
Bicara Therapeutics, Inc. (A)	10,375	308,034
Black Diamond Therapeutics, Inc. (A)	40,600	75,110

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cabaletta Bio, Inc. (A)(B)	108,215	$336,549
CG Oncology, Inc. (A)	2,731	194,038
CRISPR Therapeutics AG (A)	7,334	399,996
Cytokinetics, Inc. (A)	19,761	1,683,440
Denali Therapeutics, Inc. (A)	22,387	575,794
Dyne Therapeutics, Inc. (A)	63,370	1,407,448
Erasca, Inc. (A)	31,600	578,912
Immatics NV (A)	64,404	652,413
Immunome, Inc. (A)	25,227	534,560
MapLight Therapeutics, Inc. (A)(B)	8,524	305,500
MoonLake Immunotherapeutics (A)	11,340	220,790
Sarepta Therapeutics, Inc. (A)	16,878	303,298
Shattuck Labs, Inc. (A)	51,066	354,398
Twist Bioscience Corp. (A)	2,125	218,620
Vaxcyte, Inc. (A)	20,934	1,216,893
		9,365,793
Health care equipment and supplies – 0.3%
Haemonetics Corp. (A)	5,896	442,200
Health care providers and services – 2.9%
Alignment Healthcare, Inc. (A)	32,083	763,896
AMN Healthcare Services, Inc. (A)	6,023	194,965
BrightSpring Health Services, Inc. (A)	21,797	1,520,123
Concentra Group Holdings Parent, Inc.	31,419	934,715
Innovage Holding Corp. (A)	53,077	628,962
The Ensign Group, Inc.	1,591	255,037
		4,297,698
Life sciences tools and services – 1.0%
10X Genomics, Inc., Class A (A)	12,131	465,103
Repligen Corp. (A)	2,319	316,404
Sotera Health Company (A)	37,946	673,542
		1,455,049
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	22,971	565,316
Kardigan, Inc. (A)(B)	9,847	234,851
		800,167
		16,360,907
Industrials – 13.2%
Aerospace and defense – 1.2%
Mercury Systems, Inc. (A)	8,694	1,063,537
VSE Corp.	3,410	779,185
		1,842,722
Air freight and logistics – 0.2%
Hub Group, Inc., Class A	6,279	274,957
Building products – 0.9%
Griffon Corp.	4,804	468,534
UFP Industries, Inc.	5,209	472,665
Zurn Elkay Water Solutions Corp.	9,378	473,870
		1,415,069
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	7,753	751,808
MSA Safety, Inc.	2,271	396,471
		1,148,279
Construction and engineering – 2.0%
Arcosa, Inc.	10,484	1,523,220
Valmont Industries, Inc.	1,571	907,410
WillScot Holdings Corp.	18,162	524,155
		2,954,785
Electrical equipment – 1.0%
Atkore, Inc.	3,568	271,311
Dpc Holdings, Ltd. (A)	4,328	212,332
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
EnerSys	4,278	$1,000,282
		1,483,925
Ground transportation – 0.8%
Covenant Logistics Group, Inc.	15,431	681,742
Saia, Inc. (A)	1,213	510,867
		1,192,609
Machinery – 3.5%
Aebi Schmidt Holding AG	30,707	385,373
Alamo Group, Inc.	3,263	536,731
CECO Environmental Corp. (A)	7,799	707,681
Enpro, Inc.	2,276	857,893
ESCO Technologies, Inc.	1,909	668,226
Helios Technologies, Inc.	6,889	614,843
JBT Marel Corp.	5,961	864,345
Standex International Corp.	1,606	574,418
		5,209,510
Marine transportation – 0.5%
Matson, Inc.	3,972	763,538
Passenger airlines – 0.9%
Allegiant Travel Company (A)	11,315	1,330,644
Professional services – 0.8%
FTI Consulting, Inc. (A)	2,609	388,767
Robert Half, Inc.	13,013	399,499
UL Solutions, Inc., Class A	4,691	477,825
		1,266,091
Trading companies and distributors – 0.6%
Rush Enterprises, Inc., Class A	11,819	862,610
		19,744,739
Information technology – 7.1%
Communications equipment – 0.9%
Viavi Solutions, Inc. (A)	28,511	1,361,400
Electronic equipment, instruments and components – 2.0%
Insight Enterprises, Inc. (A)	3,309	403,036
Littelfuse, Inc.	1,606	731,260
Mirion Technologies, Inc. (A)	19,987	358,367
Vishay Intertechnology, Inc.	29,306	1,576,077
		3,068,740
IT services – 0.1%
Endava PLC, ADR (A)	39,601	112,071
Semiconductors and semiconductor equipment – 1.7%
Ambarella, Inc. (A)	1,592	136,594
Ambiq Micro, Inc. (A)	2,573	227,196
FormFactor, Inc. (A)	2,077	332,175
Lattice Semiconductor Corp. (A)	4,420	676,083
MaxLinear, Inc. (A)	2,569	328,909
Penguin Solutions, Inc. (A)	5,070	385,371
Synaptics, Inc. (A)	2,130	264,610
Veeco Instruments, Inc. (A)	1,910	144,778
Wolfspeed, Inc. (A)(B)	2,515	121,349
		2,617,065
Software – 2.4%
Hut 8 Corp. (A)	15,007	1,732,483
Intapp, Inc. (A)	5,264	132,705
Keel Infrastructure Corp. (A)	153,494	881,056
NCino, Inc. (A)	15,430	252,281
PAR Technology Corp. (A)	29,938	521,520
		3,520,045
		10,679,321

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 4.8%
Chemicals – 2.2%
Cabot Corp.	11,571	$1,050,878
Celanese Corp.	4,033	185,518
Element Solutions, Inc.	32,108	1,533,157
The Chemours Company	22,784	467,528
		3,237,081
Metals and mining – 2.4%
Commercial Metals Company	4,760	298,690
Constellium SE (A)	29,082	926,843
IAMGOLD Corp. (A)	21,502	340,592
OR Royalties, Inc. (B)	10,248	324,144
Reliance, Inc.	2,177	813,327
Warrior Met Coal, Inc.	7,654	621,199
Worthington Steel, Inc.	8,423	282,844
		3,607,639
Paper and forest products – 0.2%
West Fraser Timber Company, Ltd. (B)	5,509	372,904
		7,217,624
Real estate – 9.1%
Health care REITs – 1.2%
CareTrust REIT, Inc.	43,822	1,768,218
Hotel and resort REITs – 1.0%
Pebblebrook Hotel Trust	40,259	781,427
Ryman Hospitality Properties, Inc.	5,144	661,261
		1,442,688
Industrial REITs – 1.2%
EastGroup Properties, Inc.	3,717	752,804
Terreno Realty Corp.	15,973	1,034,571
		1,787,375
Office REITs – 1.5%
Highwoods Properties, Inc.	30,722	926,576
Hudson Pacific Properties, Inc. (A)	22,245	337,902
Kilroy Realty Corp.	26,690	1,000,074
		2,264,552
Residential REITs – 0.8%
Independence Realty Trust, Inc.	68,786	1,148,038
Retail REITs – 2.4%
Curbline Properties Corp.	72,488	2,203,635
The Macerich Company	55,246	1,391,647
		3,595,282
Specialized REITs – 1.0%
Rayonier, Inc.	15,051	320,285
Safehold, Inc.	34,291	538,369
Smartstop Self Storage REIT, Inc.	22,185	721,013
		1,579,667
		13,585,820
Utilities – 5.2%
Electric utilities – 1.6%
Hawaiian Electric Industries, Inc. (A)	46,349	627,102
IDACORP, Inc.	6,981	1,056,225
OGE Energy Corp.	15,966	776,906
		2,460,233
Gas utilities – 2.4%
Chesapeake Utilities Corp.	9,420	1,153,762
MDU Resources Group, Inc.	31,865	675,857
ONE Gas, Inc.	13,276	1,023,181
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Southwest Gas Holdings, Inc.	9,499	$842,371
		3,695,171
Independent power and renewable electricity producers – 0.2%
Fervo Energy Company, Class A (A)	8,626	252,138
Water utilities – 1.0%
California Water Service Group	29,970	1,458,041
		7,865,583
TOTAL COMMON STOCKS (Cost $108,229,348)		$145,782,607
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 3.6026% (C)(D)	256,464	2,564,487
T. Rowe Price Government Reserve Fund, 3.6526% (C)	3,210,161	3,210,161
TOTAL SHORT-TERM INVESTMENTS (Cost $5,774,643)		$5,774,648
Total Investments (Small Company Value Trust) (Cost $114,003,991) – 100.9%		$151,557,255
Other assets and liabilities, net – (0.9%)		(1,420,990)
TOTAL NET ASSETS – 100.0%		$150,136,265
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.2%
Communication services – 6.4%
Diversified telecommunication services – 0.8%
Anterix, Inc. (A)	499	$51,367
AT&T, Inc.	176,461	3,652,743
ATN International, Inc.	422	11,179
Bandwidth, Inc., Class A (A)	1,283	81,214
BT Group PLC	277,039	698,907
Cellnex Telecom SA (A)(B)	23,090	690,291
Cogent Communications Holdings, Inc.	2,207	30,633
Comcast Corp., Class A	90,481	2,221,309
Deutsche Telekom AG	165,971	4,525,079
Elisa OYJ	6,875	288,524
HKT Trust & HKT, Ltd.	164,925	245,367
IDT Corp., Class B	702	40,828
Koninklijke KPN NV	185,003	913,688
Liberty Capital Corp. (A)	409	8,957
Liberty Capital Corp., Class C (A)	1,216	26,217
Liberty Latin America, Ltd., Class A (A)	1,750	13,720
Liberty Latin America, Ltd., Class C (A)	5,547	43,211
Lumen Technologies, Inc. (A)	41,840	321,331
NTT, Inc.	1,457,517	1,296,503
Orange SA	90,005	1,697,385
Shenandoah Telecommunications Company	2,252	33,960
Singapore Telecommunications, Ltd.	358,394	1,223,563
Swisscom AG	1,252	965,700
Telecom Italia SpA (A)	82,588	751,983

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telefonica SA	178,150	$715,954
Telenor ASA	29,764	426,535
Telia Company AB	114,036	555,451
Telstra Group, Ltd.	190,115	666,708
Uniti Group, Inc. (A)	7,361	84,431
Verizon Communications, Inc.	106,043	4,489,861
		26,772,599
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., Class A (A)	27,299	51,868
Atlanta Braves Holdings, Inc., Series A (A)	469	26,409
Atlanta Braves Holdings, Inc., Series C (A)	1,979	102,710
Capcom Company, Ltd.	12,882	236,969
Cinemark Holdings, Inc.	4,570	145,006
CTS Eventim AG & Company KGaA	2,784	162,610
Electronic Arts, Inc.	5,720	1,172,829
IMAX Corp. (A)	1,984	79,082
Konami Group Corp.	4,682	512,899
Lionsgate Studios Corp. (A)	8,596	131,605
Live Nation Entertainment, Inc. (A)(C)	4,019	735,919
Madison Square Garden Entertainment Corp. (A)	1,722	139,293
Netflix, Inc. (A)	106,938	7,635,373
Nexon Company, Ltd.	14,369	190,965
Nintendo Company, Ltd.	52,889	2,223,453
Playtika Holding Corp.	3,455	12,853
Reservoir Media, Inc. (A)	860	8,505
Roku, Inc. (A)	8,206	1,133,577
Sphere Entertainment Company (A)	1,193	206,425
Spotify Technology SA (A)	7,090	3,255,232
Starz Entertainment Corp. (A)	487	14,055
StubHub Holdings, Inc., Class A (A)	9,640	124,067
Take-Two Interactive Software, Inc. (A)	4,421	1,105,162
The Marcus Corp.	970	22,756
The Walt Disney Company	44,101	4,244,721
TKO Group Holdings, Inc.	1,599	321,895
Toho Company, Ltd.	25,522	204,331
Universal Music Group NV	48,878	1,023,971
Warner Brothers Discovery, Inc. (A)	62,942	1,678,034
Warner Music Group Corp., Class A	9,147	247,609
		27,150,183
Interactive media and services – 4.1%
Alphabet, Inc., Class A	148,914	53,217,396
Alphabet, Inc., Class C	120,032	42,410,907
Angi, Inc. (A)	1,504	8,949
Bumble, Inc., Class A (A)	4,561	14,595
CarGurus, Inc. (A)	3,223	109,872
Cars.com, Inc. (A)	1,957	21,410
carsales.com, Ltd.	17,397	310,555
EverQuote, Inc., Class A (A)	1,246	29,642
FuboTV, Inc., Class A (A)(C)	1,213	11,160
Grindr, Inc. (A)	1,159	16,655
LY Corp.	124,783	332,117
MediaAlpha, Inc., Class A (A)	1,438	18,076
Meta Platforms, Inc., Class A	55,771	31,415,247
Nextdoor Holdings, Inc. (A)	10,777	24,464
Pinterest, Inc., Class A (A)	30,135	633,739
QuinStreet, Inc. (A)	2,421	35,468
REA Group, Ltd.	2,545	245,169
RUM Group, Inc. (A)(C)	5,019	31,820
Scout24 SE (B)	3,375	279,297
Shutterstock, Inc.	1,339	18,679
Taboola.com, Ltd. (A)	5,505	27,525
Travelzoo (A)	289	3,376
TripAdvisor, Inc. (A)	4,915	67,385
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Trump Media & Technology Group Corp. (A)	7,110	$55,031
Webtoon Entertainment, Inc. (A)(C)	1,139	13,007
Yelp, Inc. (A)	2,252	55,219
Ziff Davis, Inc. (A)	1,512	79,183
ZipRecruiter, Inc., Class A (A)	2,575	9,656
ZoomInfo Technologies, Inc. (A)	10,753	31,506
		129,527,105
Media – 0.2%
Advantage Solutions, Inc. (A)	220	9,513
AMC Global Media, Inc., Class A (A)	1,639	16,357
Boston Omaha Corp., Class A (A)	1,320	18,005
Cable One, Inc. (A)	216	11,472
Charter Communications, Inc., Class A (A)	2,124	302,054
Clear Channel Outdoor Holdings, Inc. (A)	17,459	42,251
DoubleVerify Holdings, Inc. (A)	6,146	66,623
EchoStar Corp., Class A (A)	3,461	351,292
Emerald Holding, Inc.	623	3,140
Entravision Communications Corp., Class A	2,887	37,646
Fox Corp., Class A	5,066	264,243
Fox Corp., Class B	3,531	165,392
Gambling.com Group, Ltd. (A)	881	1,674
Gray Media, Inc.	3,684	14,625
Ibotta, Inc., Class A (A)	468	15,987
iHeartMedia, Inc., Class A (A)	5,564	23,870
Informa PLC	61,487	737,694
John Wiley & Sons, Inc., Class A	1,694	82,176
Magnite, Inc. (A)	6,249	118,606
MNTN, Inc., Class A (A)	2,151	19,789
National CineMedia, Inc.	2,822	10,724
News Corp., Class A	9,267	230,100
News Corp., Class B	3,060	85,864
Newsmax, Inc. (A)(C)	2,010	16,643
Nexstar Media Group, Inc.	1,796	320,748
Nexxen International, Ltd. (A)	1,300	11,739
Omnicom Group, Inc.	7,238	527,144
Optimum Communications, Inc., Class A (A)	11,263	16,331
Paramount Skydance Corp., Class B (C)	8,010	78,979
Publicis Groupe SA	11,063	1,093,277
PubMatic, Inc., Class A (A)	1,816	23,826
Scholastic Corp.	652	29,992
Sinclair, Inc.	1,935	27,574
Sirius XM Holdings, Inc.	11,792	348,336
Stagwell, Inc. (A)	4,773	35,463
The New York Times Company, Class A	10,076	705,118
The Trade Desk, Inc., Class A (A)	10,844	196,060
USA TODAY Company, Inc. (A)	6,047	51,702
		6,112,029
Wireless telecommunication services – 0.5%
Airtel Africa PLC (B)	37,038	161,015
Gogo, Inc. (A)	3,307	10,252
KDDI Corp.	141,699	2,380,218
Millicom International Cellular SA	4,493	407,785
SoftBank Corp.	1,390,889	1,776,066
SoftBank Group Corp.	179,460	6,656,759
Spok Holdings, Inc.	916	9,380
Tele2 AB, B Shares	26,502	461,188
Telephone & Data Systems, Inc.	4,308	159,439
T-Mobile US, Inc.	11,818	1,982,233
Vodafone Group PLC	892,008	1,180,627
		15,184,962
		204,746,878

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 8.5%
Automobile components – 0.3%
Adient PLC (A)	3,458	$63,558
Aisin Corp.	22,014	298,877
Aptiv PLC (A)	5,374	329,856
Autoliv, Inc.	4,308	500,460
BorgWarner, Inc.	12,831	851,978
Bridgestone Corp.	51,587	1,087,743
Cie Generale des Etablissements Michelin SCA	29,913	1,155,547
Continental AG	5,317	439,956
Cooper-Standard Holdings, Inc. (A)	777	21,018
Dana, Inc.	4,775	129,928
Dauch Corp. (A)	10,379	56,254
Denso Corp.	77,390	891,068
Dorman Products, Inc. (A)	1,168	159,374
Fox Factory Holding Corp. (A)	1,915	32,450
Garrett Motion, Inc.	7,496	271,580
Gentex Corp.	13,321	336,622
Gentherm, Inc. (A)	1,379	47,038
LCI Industries	1,037	109,798
Lear Corp.	3,134	420,144
Motorcar Parts of America, Inc. (A)	564	8,640
Patrick Industries, Inc.	1,402	125,872
PHINIA, Inc.	1,598	131,627
Solid Power, Inc. (A)	8,974	23,243
Standard Motor Products, Inc.	973	37,918
Strattec Security Corp. (A)	170	13,847
Sumitomo Electric Industries, Ltd.	138,156	2,563,778
The Goodyear Tire & Rubber Company (A)	30,211	199,393
Versigent PLC (A)	3,097	130,105
Visteon Corp.	2,827	280,467
XPEL, Inc. (A)	1,124	55,750
		10,773,889
Automobiles – 1.6%
Bayerische Motoren Werke AG	13,562	890,328
Faraday Future Intelligent Electric, Inc. (A)(C)	9,175	2,115
Ferrari NV	5,859	2,177,762
Ford Motor Company	99,397	1,381,618
General Motors Company	22,899	1,765,055
Harley-Davidson, Inc.	11,109	271,726
Honda Motor Company, Ltd.	175,288	1,578,952
Isuzu Motors, Ltd.	24,969	332,492
Lucid Group, Inc. (A)(C)	5,744	38,427
Mercedes-Benz Group AG	34,908	1,755,826
Nissan Motor Company, Ltd. (A)	112,203	207,738
Renault SA	8,933	256,622
Stellantis NV (A)	98,039	560,030
Subaru Corp.	25,138	367,776
Suzuki Motor Corp.	75,970	918,913
Tesla, Inc. (A)	71,498	30,072,059
Thor Industries, Inc.	3,290	247,276
Toyota Motor Corp.	458,087	7,674,100
Winnebago Industries, Inc.	1,225	38,269
Yamaha Motor Company, Ltd.	43,062	326,979
		50,864,063
Broadline retail – 2.2%
Amazon.com, Inc. (A)	248,602	59,251,801
eBay, Inc.	11,276	1,260,093
Groupon, Inc. (A)(C)	1,070	25,744
Kohl's Corp.	4,756	84,276
Macy's, Inc.	16,498	388,528
Next PLC	5,551	1,071,025
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Ollie's Bargain Outlet Holdings, Inc. (A)	3,795	$291,760
Pan Pacific International Holdings Corp.	92,148	467,056
Pattern Group, Inc., Class A (A)	1,428	35,971
Prosus NV (A)	63,244	2,748,179
Rakuten Group, Inc. (A)	68,245	318,546
Ryohin Keikaku Company, Ltd.	24,430	533,992
Savers Value Village, Inc. (A)	1,637	16,517
Sea, Ltd., ADR (A)	18,173	1,741,519
Wesfarmers, Ltd.	54,876	3,434,319
		71,669,326
Distributors – 0.0%
D'ieteren Group	1,038	202,628
Genuine Parts Company	3,495	412,340
GigaCloud Technology, Inc., Class A (A)	1,105	34,918
Gold.com, Inc.	864	35,951
Weyco Group, Inc.	241	9,479
		695,316
Diversified consumer services – 0.1%
American Public Education, Inc. (A)	768	41,242
Carriage Services, Inc.	637	24,423
Coursera, Inc. (A)	9,630	54,313
Covista, Inc. (A)	1,478	184,247
Driven Brands Holdings, Inc. (A)	2,718	37,889
Duolingo, Inc. (A)	2,517	289,505
frontdoor, Inc. (A)	3,078	238,822
Graham Holdings Company, Class B	345	393,790
Grand Canyon Education, Inc. (A)	1,640	234,700
H&R Block, Inc.	7,929	301,936
Laureate Education, Inc. (A)	5,234	190,099
Lincoln Educational Services Corp. (A)	1,298	64,770
Matthews International Corp., Class A	1,341	36,100
McGraw Hill, Inc. (A)	1,237	11,714
OneSpaWorld Holdings, Ltd.	4,355	122,985
Pearson PLC	22,836	362,895
Perdoceo Education Corp.	2,707	86,624
Phoenix Education Partners, Inc.	318	10,446
Service Corp. International	8,631	655,611
Strategic Education, Inc.	940	72,023
Stride, Inc. (A)	1,816	156,612
Universal Technical Institute, Inc. (A)	2,065	88,320
		3,659,066
Hotels, restaurants and leisure – 1.4%
Accel Entertainment, Inc. (A)	2,479	31,260
Accor SA	9,076	526,453
Airbnb, Inc., Class A (A)	10,614	1,518,863
Amadeus IT Group SA (C)	21,232	1,242,098
Aramark	16,449	935,948
Aristocrat Leisure, Ltd.	26,236	1,111,816
Biglari Holdings, Inc., Class B (A)	40	17,041
BJ's Restaurants, Inc. (A)	834	50,653
Bloomin' Brands, Inc.	3,787	34,613
Booking Holdings, Inc.	19,679	3,507,585
Boyd Gaming Corp.	3,441	303,944
Brightstar Lottery PLC	4,113	44,091
Brinker International, Inc. (A)	1,868	313,824
Carnival Corp., Ltd.	32,671	933,410
Cava Group, Inc. (A)	6,262	491,442
Chipotle Mexican Grill, Inc. (A)	32,576	1,107,584
Choice Hotels International, Inc. (C)	1,270	140,043
Churchill Downs, Inc.	4,142	371,289
Compass Group PLC	82,194	2,655,633
Cracker Barrel Old Country Store, Inc. (C)	986	52,554
Darden Restaurants, Inc.	2,909	599,283
Dave & Buster's Entertainment, Inc. (A)	1,148	13,087

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Delivery Hero SE (A)(B)(C)	8,076	$330,492
Dine Brands Global, Inc.	582	20,894
Domino's Pizza, Inc.	777	230,023
DoorDash, Inc., Class A (A)	9,611	1,773,518
Dutch Bros, Inc., Class A (A)	7,981	573,116
El Pollo Loco Holdings, Inc. (A)	1,179	19,996
Evolution AB (A)(B)	5,930	407,064
Expedia Group, Inc.	2,908	744,099
First Watch Restaurant Group, Inc. (A)	2,753	35,486
Galaxy Entertainment Group, Ltd.	95,256	358,595
Genius Sports, Ltd. (A)	10,409	63,079
Global Business Travel Group I (A)	5,716	53,673
Hilton Grand Vacations, Inc. (A)	6,203	324,851
Hilton Worldwide Holdings, Inc.	5,781	1,910,389
Hyatt Hotels Corp., Class A	2,567	497,587
Inspired Entertainment, Inc. (A)	944	7,788
InterContinental Hotels Group PLC	6,896	1,185,302
Jack in the Box, Inc. (A)(C)	732	11,573
Krispy Kreme, Inc. (A)	3,264	11,522
Kura Sushi USA, Inc., Class A (A)	285	16,405
Las Vegas Sands Corp.	7,572	349,751
Life Time Group Holdings, Inc. (A)	6,273	256,189
Lindblad Expeditions Holdings, Inc. (A)	2,176	61,450
Marriott International, Inc., Class A	5,558	2,059,739
Marriott Vacations Worldwide Corp.	1,213	123,580
McDonald's Corp.	18,044	4,877,474
MGM Resorts International (A)	4,873	232,978
Monarch Casino & Resort, Inc.	539	70,938
Nathan's Famous, Inc.	123	12,497
Navan, Inc., Class A (A)	4,516	103,281
Norwegian Cruise Line Holdings, Ltd. (A)	11,660	246,143
Oriental Land Company, Ltd.	52,217	795,157
Papa John's International, Inc. (C)	1,449	53,280
Penn Entertainment, Inc. (A)	5,587	119,338
Planet Fitness, Inc., Class A (A)	4,950	258,242
Portillo's, Inc., Class A (A)	2,793	13,239
Pursuit Attractions and Hospitality, Inc. (A)	904	50,597
RCI Hospitality Holdings, Inc.	304	8,305
Red Rock Resorts, Inc., Class A	2,057	133,828
Royal Caribbean Cruises, Ltd.	6,334	2,011,235
Rush Street Interactive, Inc. (A)	4,359	129,637
Sabre Corp. (A)	16,033	33,509
Sands China, Ltd.	117,359	195,815
Serve Robotics, Inc. (A)(C)	3,169	20,852
Shake Shack, Inc., Class A (A)	1,714	96,018
Sharplink, Inc. (A)	8,119	38,971
Six Flags Entertainment Corp. (A)	4,208	89,630
Sodexo SA	3,742	216,440
Starbucks Corp.	28,944	2,957,787
Super Group SGHC, Ltd.	7,064	95,717
Sweetgreen, Inc., Class A (A)	4,654	41,002
Target Hospitality Corp. (A)	1,787	36,383
Texas Roadhouse, Inc.	4,112	794,562
The Cheesecake Factory, Inc. (C)	2,020	160,671
The Lottery Corp., Ltd.	107,590	427,704
The Wendy's Company (C)	7,257	60,161
Travel + Leisure Company	3,905	298,459
United Parks & Resorts, Inc. (A)	852	40,674
Vail Resorts, Inc.	2,229	303,478
Wingstop, Inc.	1,704	295,491
Wyndham Hotels & Resorts, Inc.	4,683	394,355
Wynn Resorts, Ltd.	2,130	206,802
Xponential Fitness, Inc., Class A (A)	1,693	11,716
Yum! Brands, Inc.	7,000	1,119,020
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Zensho Holdings Company, Ltd.	4,467	$222,392
		44,702,453
Household durables – 0.6%
Beazer Homes USA, Inc. (A)	1,063	29,817
Cavco Industries, Inc. (A)	338	207,660
Century Communities, Inc.	1,138	81,549
Champion Homes, Inc. (A)	2,402	211,664
Cricut, Inc., Class A	2,076	9,114
D.R. Horton, Inc.	6,698	1,090,970
Dream Finders Homes, Inc., Class A (A)	1,294	22,334
Ethan Allen Interiors, Inc.	1,053	23,524
Flexsteel Industries, Inc.	165	12,289
Garmin, Ltd.	4,163	988,879
Green Brick Partners, Inc. (A)	1,373	109,895
Hamilton Beach Brands Holding Company, Class B	853	19,645
Helen of Troy, Ltd. (A)	1,039	30,204
Hovnanian Enterprises, Inc., Class A (A)	219	31,188
Installed Building Products, Inc.	1,031	236,965
KB Home	6,553	410,152
La-Z-Boy, Inc.	1,808	72,537
Legacy Housing Corp. (A)	408	10,718
Leggett & Platt, Inc.	5,995	70,201
Lennar Corp., Class A	5,467	494,709
LGI Homes, Inc. (A)	926	58,968
M/I Homes, Inc. (A)	1,101	177,030
Meritage Homes Corp.	2,861	239,895
Newell Brands, Inc.	18,627	114,370
NVR, Inc. (A)	69	470,125
Panasonic Holdings Corp.	112,712	3,170,970
PulteGroup, Inc.	4,838	663,822
Sekisui House, Ltd.	28,847	599,718
SharkNinja, Inc. (A)	4,426	673,947
Somnigroup International, Inc.	13,158	1,031,587
Sonos, Inc. (A)	5,332	72,142
Sony Group Corp.	282,399	5,683,016
Taylor Morrison Home Corp. (A)	9,903	710,441
The Lovesac Company (A)	558	9,313
Toll Brothers, Inc.	5,924	975,979
Whirlpool Corp.	4,055	159,848
XMAX, Inc. (A)	2,685	24,407
		18,999,592
Leisure products – 0.1%
Acushnet Holdings Corp.	1,195	141,643
Bandai Namco Holdings, Inc.	24,350	564,459
Brunswick Corp.	4,064	342,351
Callaway Golf Company (A)	6,101	114,638
Escalade, Inc.	439	8,244
Funko, Inc., Class A (A)	2,311	13,589
Hasbro, Inc.	3,413	281,880
JAKKS Pacific, Inc.	368	8,567
Johnson Outdoors, Inc., Class A	351	16,160
Latham Group, Inc. (A)	2,171	14,046
Malibu Boats, Inc., Class A (A)	898	24,632
MasterCraft Boat Holdings, Inc. (A)	825	21,302
Mattel, Inc. (A)	18,178	252,311
Peloton Interactive, Inc., Class A (A)	17,654	104,335
Polaris, Inc.	5,736	392,572
Shimano, Inc.	3,451	368,085
Smith & Wesson Brands, Inc.	1,940	29,178
Sturm Ruger & Company, Inc.	624	23,618

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	4,739	$234,865
		2,956,475
Specialty retail – 1.4%
1-800-Flowers.com, Inc., Class A (A)	1,915	6,664
Abercrombie & Fitch Company, Class A (A)	4,716	424,487
Academy Sports & Outdoors, Inc.	2,790	131,493
Advance Auto Parts, Inc. (C)	2,654	165,132
American Eagle Outfitters, Inc.	6,829	117,459
America's Car-Mart, Inc. (A)	242	675
Arhaus, Inc.	2,187	18,415
Arko Corp.	3,367	27,037
ARKO Petroleum Corp.	628	11,838
Asbury Automotive Group, Inc. (A)	844	169,712
AutoNation, Inc. (A)	1,570	291,690
AutoZone, Inc. (A)	418	1,335,903
Avolta AG (A)	4,450	297,291
Barnes & Noble Education, Inc. (A)	916	11,505
Bath & Body Works, Inc.	12,597	291,369
Bed Bath & Beyond, Inc. (A)	3,539	20,491
Best Buy Company, Inc.	4,976	377,579
Bob's Discount Furniture, Inc. (A)	916	14,491
Boot Barn Holdings, Inc. (A)	1,336	219,465
Build-A-Bear Workshop, Inc.	519	15,887
Burlington Stores, Inc. (A)	3,930	1,245,024
Caleres, Inc.	1,383	17,108
Camping World Holdings, Inc., Class A	2,817	21,494
Carvana Company (A)	18,191	1,197,332
Chewy, Inc., Class A (A)	15,025	295,241
Citi Trends, Inc. (A)	257	14,865
Designer Brands, Inc., Class A	1,408	8,209
Dick's Sporting Goods, Inc.	4,121	934,684
Envela Corp. (A)	385	11,119
EVgo, Inc. (A)(C)	5,416	10,345
Fast Retailing Company, Ltd.	9,229	4,728,426
Five Below, Inc. (A)	3,459	621,894
Floor & Decor Holdings, Inc., Class A (A)	6,762	401,392
GameStop Corp., Class A (A)	25,804	569,752
Genesco, Inc. (A)	416	14,048
Group 1 Automotive, Inc.	505	147,041
Haverty Furniture Companies, Inc.	723	18,458
Hennes & Mauritz AB, B Shares	20,448	351,743
Industria de Diseno Textil SA	52,727	3,323,505
Kingfisher PLC	81,692	306,726
Lands' End, Inc. (A)	627	6,571
Lithia Motors, Inc.	1,427	414,529
Lowe's Companies, Inc.	14,223	3,136,029
MarineMax, Inc. (A)	879	32,189
Monro, Inc.	1,025	17,538
Murphy USA, Inc.	1,051	566,352
National Vision Holdings, Inc. (A)	3,465	65,870
Nitori Holdings Company, Ltd.	18,670	276,658
O'Reilly Automotive, Inc. (A)	21,046	1,938,126
Penske Automotive Group, Inc.	1,152	206,150
Petco Health & Wellness Company, Inc. (A)	3,694	10,048
Revolve Group, Inc. (A)	1,845	42,232
RH (A)	1,651	271,969
Ross Stores, Inc.	8,181	1,741,326
Sally Beauty Holdings, Inc. (A)	4,241	59,968
Sanrio Company, Ltd.	46,295	313,409
Shoe Station Group, Inc.	755	11,197
Signet Jewelers, Ltd.	1,703	146,799
Sleep Number Corp. (A)	1,078	25
Sonic Automotive, Inc., Class A	536	45,447
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Stitch Fix, Inc., Class A (A)	5,649	$23,217
The Buckle, Inc.	1,388	58,574
The Gap, Inc.	13,940	260,399
The Home Depot, Inc.	25,295	8,921,041
The RealReal, Inc. (A)	4,874	57,464
The TJX Companies, Inc.	28,083	4,254,575
ThredUp, Inc., Class A (A)	4,809	32,942
Tractor Supply Company	13,319	421,014
Ulta Beauty, Inc. (A)	1,106	498,784
Upbound Group, Inc.	2,383	50,567
Urban Outfitters, Inc. (A)	2,480	175,733
Valvoline, Inc. (A)	7,978	315,450
Victoria's Secret & Company (A)	3,039	253,696
Warby Parker, Inc., Class A (A)	4,475	135,772
Williams-Sonoma, Inc.	2,990	696,969
Winmark Corp.	132	55,847
Zalando SE (A)(B)	10,216	296,019
Zumiez, Inc. (A)	769	13,688
		44,011,172
Textiles, apparel and luxury goods – 0.8%
adidas AG	7,831	1,607,152
Asics Corp.	32,840	893,205
Capri Holdings, Ltd. (A)	12,604	234,056
Carter's, Inc.	1,544	63,551
Cie Financiere Richemont SA, A Shares	25,985	5,998,075
Columbia Sportswear Company	1,504	92,977
Crocs, Inc. (A)	3,108	374,949
Deckers Outdoor Corp. (A)	3,605	357,940
Ermenegildo Zegna NV	2,075	27,017
Figs, Inc., Class A (A)	4,115	42,096
Fossil Group, Inc. (A)	2,530	10,474
G-III Apparel Group, Ltd.	1,558	52,520
Hermes International SCA	1,250	2,285,867
Kering SA	3,448	975,324
Kontoor Brands, Inc.	2,383	198,599
Lakeland Industries, Inc. (C)	275	2,940
Lululemon Athletica, Inc. (A)	2,659	303,605
LVMH Moet Hennessy Louis Vuitton SE	12,028	6,652,207
Moncler SpA	10,627	618,462
Movado Group, Inc.	664	26,102
NIKE, Inc., Class B	30,462	1,250,465
Oxford Industries, Inc.	647	22,561
Pandora A/S	3,625	416,464
PVH Corp.	2,882	214,017
Ralph Lauren Corp.	982	394,185
Rocky Brands, Inc.	306	12,619
Steven Madden, Ltd.	3,137	132,068
Tapestry, Inc.	5,131	751,076
The Swatch Group AG, Bearer Shares	1,364	333,346
Under Armour, Inc., Class A (A)	7,021	44,864
Under Armour, Inc., Class C (A)	9,554	59,426
VF Corp.	20,559	342,924
Wolverine World Wide, Inc.	3,577	59,128
		24,850,261
		273,181,613
Consumer staples – 4.8%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	43,436	3,589,107
Asahi Group Holdings, Ltd.	68,007	646,519
Brown-Forman Corp., Class B	4,275	113,929
Carlsberg A/S, Class B	4,544	594,625
Celsius Holdings, Inc. (A)	9,914	290,282
Coca-Cola Consolidated, Inc.	3,535	674,902
Coca-Cola Europacific Partners PLC	9,702	970,879

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola HBC AG (A)	9,690	$631,651
Constellation Brands, Inc., Class A	3,542	492,657
Davide Campari-Milano NV	28,272	176,120
Diageo PLC	107,625	2,167,577
Heineken Holding NV	5,808	442,279
Heineken NV	13,921	1,168,843
Keurig Dr. Pepper, Inc.	34,553	1,130,920
Kirin Holdings Company, Ltd.	37,471	646,232
MGP Ingredients, Inc.	594	10,407
Molson Coors Beverage Company, Class B	4,075	158,762
Monster Beverage Corp. (A)	18,131	1,742,752
National Beverage Corp. (A)	1,110	34,632
PepsiCo, Inc.	34,710	4,699,734
Pernod Ricard SA	9,450	686,899
Suntory Beverage & Food, Ltd.	5,975	166,500
The Boston Beer Company, Inc., Class A (A)	802	141,978
The Coca-Cola Company	98,339	7,992,011
The Vita Coco Company, Inc. (A)	2,109	139,489
		29,509,686
Consumer staples distribution and retail – 1.4%
Aeon Company, Ltd.	104,274	862,361
Albertsons Companies, Inc., Class A	22,273	301,354
BJ's Wholesale Club Holdings, Inc. (A)	7,988	696,713
Carrefour SA	28,473	528,600
Casey's General Stores, Inc.	939	746,308
Coles Group, Ltd.	64,924	1,093,545
Costco Wholesale Corp.	11,267	10,539,940
Dollar General Corp.	5,593	643,810
Dollar Tree, Inc. (A)	4,599	556,249
Grocery Outlet Holding Corp. (A)	4,128	41,197
Ingles Markets, Inc., Class A	639	56,603
J Sainsbury PLC	82,446	349,868
Jeronimo Martins SGPS SA	13,689	262,173
Kesko OYJ, B Shares	13,203	295,184
Koninklijke Ahold Delhaize NV	42,743	1,721,065
Maplebear, Inc. (A)	10,291	487,279
Marks & Spencer Group PLC	99,843	492,859
Natural Grocers by Vitamin Cottage, Inc.	550	17,061
Performance Food Group Company (A)	9,826	1,098,449
PriceSmart, Inc.	1,128	220,344
Seven & i Holdings Company, Ltd.	91,275	1,094,604
Sprouts Farmers Market, Inc. (A)	5,883	497,584
Sysco Corp.	12,144	1,014,996
Target Corp.	11,534	1,506,456
Tesco PLC	308,640	1,881,499
The Andersons, Inc.	1,443	98,701
The Chefs' Warehouse, Inc. (A)	1,598	153,568
The Kroger Company	14,406	799,965
U.S. Foods Holding Corp. (A)	13,776	1,408,596
United Natural Foods, Inc. (A)	2,627	119,975
Village Super Market, Inc., Class A	467	19,698
Walmart, Inc.	111,337	12,610,029
Weis Markets, Inc.	543	42,522
Woolworths Group, Ltd.	59,049	1,631,517
Yesway, Inc., Class A (A)	679	13,784
		43,904,456
Food products – 0.9%
Ajinomoto Company, Inc.	41,353	1,507,696
Alico, Inc.	243	10,053
Archer-Daniels-Midland Company	12,240	935,136
Associated British Foods PLC	13,659	359,075
B&G Foods, Inc. (C)	3,205	12,756
Barry Callebaut AG	172	237,841
Bunge Global SA	3,449	368,112
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Cal-Maine Foods, Inc.	1,851	$149,117
Chocoladefabriken Lindt & Spruengli AG	5	593,967
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	46	534,371
Danone SA	30,466	2,490,239
Darling Ingredients, Inc. (A)	9,941	542,977
Dole PLC	3,303	45,317
Flowers Foods, Inc.	8,061	63,682
General Mills, Inc.	13,554	471,679
Hormel Foods Corp.	7,407	183,842
Ingredion, Inc.	3,945	373,631
J&J Snack Foods Corp.	653	47,963
John B Sanfilippo & Son, Inc.	338	29,065
Kerry Group PLC, Class A	7,720	708,160
Kikkoman Corp.	32,802	336,494
Lifeway Foods, Inc. (A)	314	9,370
Limoneira Company	768	10,084
Lotus Bakeries NV	20	265,266
Mama's Creations, Inc. (A)	1,649	29,435
McCormick & Company, Inc.	6,450	325,209
Mission Produce, Inc. (A)	2,587	30,501
Mondelez International, Inc., Class A	32,600	1,885,584
Mowi ASA	21,028	388,453
Nestle SA	124,541	12,773,565
Once Upon a Farm PBC (A)	595	12,186
Orkla ASA	35,095	368,976
Pilgrim's Pride Corp.	2,679	75,307
Post Holdings, Inc. (A)	2,495	220,209
Salmar ASA	3,277	153,369
Seneca Foods Corp., Class A (A)	197	34,266
The Hain Celestial Group, Inc. (A)	5,183	2,904
The Hershey Company	3,764	660,394
The J.M. Smucker Company	2,708	304,650
The Kraft Heinz Company	21,683	512,152
The Magnum Ice Cream Company NV (A)	23,676	411,367
The Marzetti Company	2,121	242,133
The Simply Good Foods Company (A)	3,718	49,375
Tyson Foods, Inc., Class A	7,165	410,196
Utz Brands, Inc.	3,239	24,940
Vital Farms, Inc. (A)	1,452	16,887
Westrock Coffee Company (A)	1,596	12,944
WH Group, Ltd. (B)	372,099	394,542
Wilmar International, Ltd.	77,381	215,961
		29,841,398
Household products – 0.5%
Central Garden & Pet Company (A)	398	17,647
Central Garden & Pet Company, Class A (A)	2,140	82,968
Church & Dwight Company, Inc.	6,017	582,927
Colgate-Palmolive Company	20,322	1,863,121
Energizer Holdings, Inc.	2,668	57,202
Essity AB, B Shares	27,661	783,187
Henkel AG & Company KGaA	4,395	347,813
Kimberly-Clark Corp.	8,430	925,361
Oil-Dri Corp. of America	441	45,075
Reckitt Benckiser Group PLC	31,039	2,021,680
Spectrum Brands Holdings, Inc.	974	83,521
The Clorox Company	3,071	293,096
The Procter & Gamble Company	59,137	8,671,850
Unicharm Corp.	51,767	299,986
WD-40 Company	586	142,773
		16,218,207
Personal care products – 0.5%
Beiersdorf AG	4,398	378,772
BellRing Brands, Inc. (A)	5,139	66,499

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Coty, Inc., Class A (A)	16,498	$35,636
e.l.f. Beauty, Inc. (A)	3,694	273,356
Edgewell Personal Care Company	2,052	55,117
Herbalife, Ltd. (A)	4,425	58,189
Interparfums, Inc.	793	88,705
Kao Corp.	43,852	869,088
Kenvue, Inc.	48,761	931,823
L'Oreal SA	11,611	5,089,760
Nature's Sunshine Products, Inc. (A)	594	12,949
Nu Skin Enterprises, Inc., Class A	2,010	10,613
Oddity Tech, Ltd., Class A (A)	1,782	26,962
Olaplex Holdings, Inc. (A)	6,037	12,376
Shiseido Company, Ltd.	19,335	312,086
SkinHealth Systems, Inc. (A)(C)	3,455	2,393
The Estee Lauder Companies, Inc., Class A	6,280	495,806
The Honest Company, Inc. (A)	3,983	14,578
Unilever PLC	105,613	6,343,916
USANA Health Sciences, Inc. (A)	484	10,333
		15,088,957
Tobacco – 0.6%
Altria Group, Inc.	42,408	3,051,256
British American Tobacco PLC	97,066	6,006,732
Imperial Brands PLC	35,783	1,322,498
Japan Tobacco, Inc.	53,170	1,961,945
Philip Morris International, Inc.	39,581	7,160,599
Turning Point Brands, Inc.	820	69,544
Universal Corp.	1,056	55,092
		19,627,666
		154,190,370
Energy – 3.2%
Energy equipment and services – 0.3%
Archrock, Inc.	7,484	304,674
Atlas Energy Solutions, Inc. (C)	3,590	59,630
Baker Hughes Company	25,195	1,398,323
Borr Drilling, Ltd. (A)	10,136	41,862
Bristow Group, Inc.	1,137	46,981
Cactus, Inc., Class A	3,038	155,637
Core Laboratories, Inc.	2,236	26,049
Energy Services of America Corp.	682	13,190
Expro Group Holdings NV (A)	3,753	55,432
Flowco Holdings, Inc., Class A	1,608	34,315
Forum Energy Technologies, Inc. (A)	483	24,261
Halliburton Company	21,215	720,249
Helix Energy Solutions Group, Inc. (A)	6,183	54,039
Helmerich & Payne, Inc.	4,252	139,210
HMH Holding, Inc., Class A (A)	429	8,039
Innovex International, Inc. (A)	2,042	50,642
Kodiak Gas Services, Inc.	4,329	325,238
Liberty Energy, Inc.	6,953	182,099
Nabors Industries, Ltd. (A)	623	52,338
National Energy Services Reunited Corp. (A)	2,601	77,848
Natural Gas Services Group, Inc.	530	22,864
Noble Corp. PLC	5,509	205,486
NOV, Inc.	22,450	416,448
Oceaneering International, Inc. (A)	4,341	175,897
Oil States International, Inc. (A)	2,371	18,992
Patterson-UTI Energy, Inc.	15,151	139,086
ProPetro Holding Corp. (A)	4,360	62,522
Ranger Energy Services, Inc., Class A	947	15,161
RPC, Inc.	4,871	28,398
Seadrill, Ltd. (A)	2,774	104,913
Select Water Solutions, Inc.	4,943	98,761
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SLB, Ltd.	37,969	$1,765,179
Solaris Energy Infrastructure, Inc.	2,297	184,817
TechnipFMC PLC	24,940	1,653,522
Tenaris SA	15,546	430,349
TETRA Technologies, Inc. (A)	5,654	64,060
Tidewater, Inc. (A)	2,154	143,521
Transocean, Ltd. (A)	42,433	207,497
Valaris, Ltd. (A)	6,512	472,771
Weatherford International PLC	4,499	366,669
		10,346,969
Oil, gas and consumable fuels – 2.9%
Aker BP ASA	15,275	466,034
Antero Midstream Corp.	20,798	473,155
Antero Resources Corp. (A)	18,412	646,998
APA Corp.	8,977	292,381
Ardmore Shipping Corp.	1,550	21,716
BKV Corp. (A)	1,454	39,781
Bollore SE	29,877	138,522
BP PLC	758,930	4,677,847
California Resources Corp.	3,190	168,655
Calumet, Inc. (A)	2,994	107,844
Centrus Energy Corp., Class A (A)(C)	803	134,800
Chevron Corp.	47,544	7,880,893
Chord Energy Corp.	3,522	402,565
Clean Energy Fuels Corp. (A)	7,415	15,201
CNX Resources Corp. (A)	14,763	500,909
Comstock Resources, Inc. (A)	3,256	48,580
Comstock, Inc. (A)	3,295	13,707
ConocoPhillips	30,940	3,216,522
Core Natural Resources, Inc.	2,189	175,164
Crescent Energy Company, Class A	11,233	110,308
CVR Energy, Inc.	1,361	37,482
Delek US Holdings, Inc.	2,638	134,037
Devon Energy Corp.	29,280	1,209,850
DHT Holdings, Inc.	6,311	104,321
Diamondback Energy, Inc.	4,930	866,595
Diversified Energy Company	3,098	42,938
Dorian LPG, Ltd.	1,616	56,204
DT Midstream, Inc.	6,381	936,348
Encore Energy Corp. (A)	7,841	10,272
ENEOS Holdings, Inc.	124,294	920,069
Energy Fuels, Inc. (A)(C)	10,856	157,412
Eni SpA	87,818	2,060,355
EOG Resources, Inc.	13,527	1,754,858
EQT Corp.	15,885	844,605
Equinor ASA	33,987	1,071,725
Excelerate Energy, Inc., Class A	1,051	39,927
Expand Energy Corp.	6,076	554,070
Exxon Mobil Corp.	105,265	14,391,831
FLEX LNG, Ltd. (A)(C)	1,364	38,274
Galp Energia SGPS SA	19,691	417,329
Gevo, Inc. (A)	9,837	14,756
Golar LNG, Ltd.	4,214	210,026
Granite Ridge Resources, Inc.	3,458	15,250
Green Plains, Inc. (A)	3,027	46,555
Gulfport Energy Corp. (A)	676	114,717
HF Sinclair Corp.	9,585	667,595
Idemitsu Kosan Company, Ltd.	37,376	276,108
Infinity Natural Resources, Inc., Class A (A)	1,027	13,043
Inpex Corp.	42,604	859,673
International Seaways, Inc.	1,813	138,858
Kinder Morgan, Inc.	49,722	1,589,612
Kinetik Holdings, Inc.	2,220	107,315
Kosmos Energy, Ltd. (A)	25,944	54,742

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Lightbridge Corp. (A)	1,685	$14,811
Magnolia Oil & Gas Corp., Class A	7,901	202,108
Marathon Petroleum Corp.	7,414	1,895,537
Matador Resources Company	7,302	363,494
Murphy Oil Corp.	14,414	469,320
NACCO Industries, Inc., Class A	168	8,408
Navigator Holdings, Ltd.	1,638	30,516
Neste OYJ	20,450	667,693
New Era Energy & Digital, Inc. (A)	3,480	22,202
New Fortress Energy, Inc. (A)(C)	6,103	2,216
NextDecade Corp. (A)	7,378	55,630
Nordic American Tankers, Ltd.	8,886	49,228
Northern Oil and Gas, Inc.	4,590	83,309
Occidental Petroleum Corp.	18,440	895,631
OMV AG	7,119	447,369
ONEOK, Inc.	16,001	1,391,127
Ovintiv, Inc.	17,227	907,002
Par Pacific Holdings, Inc. (A)	2,114	118,553
PBF Energy, Inc., Class A	9,508	432,804
Peabody Energy Corp.	5,344	123,553
Permian Resources Corp., Class A	49,233	906,380
Phillips 66	10,182	1,721,267
Prairie Operating Company (A)	2,246	1,620
Range Resources Corp.	14,739	548,143
Repsol SA	53,431	1,334,952
REX American Resources Corp. (A)	1,287	58,108
Riley Exploration Permian, Inc.	697	22,973
Ring Energy, Inc. (A)	10,157	10,970
Sable Offshore Corp. (A)(C)	5,796	17,852
SandRidge Energy, Inc.	1,506	20,632
Santos, Ltd.	156,988	778,799
Scorpio Tankers, Inc.	1,996	138,243
SFL Corp., Ltd.	5,435	55,437
Shell PLC	271,451	10,547,223
SM Energy Company	10,481	273,554
Summit Midstream Corp. (A)	382	10,879
Talos Energy, Inc. (A)	5,735	74,039
Targa Resources Corp.	5,451	1,461,631
Teekay Corp., Ltd.	2,479	24,790
Teekay Tankers, Ltd., Class A	1,052	68,243
Texas Pacific Land Corp.	1,471	643,768
The Williams Companies, Inc.	31,059	2,308,926
TotalEnergies SE	95,202	7,361,539
Uranium Energy Corp. (A)	21,337	227,452
Ur-Energy, Inc. (A)	17,189	23,377
VAALCO Energy, Inc.	4,966	25,227
Valero Energy Corp.	7,541	1,963,978
Var Energi ASA	45,251	187,492
Viper Energy, Inc., Class A	12,149	515,118
Vitesse Energy, Inc.	1,465	23,103
W&T Offshore, Inc.	4,923	15,507
Woodside Energy Group, Ltd.	91,894	1,777,141
World Kinect Corp.	2,204	72,600
XCF Global, Inc., Class A (A)(C)	2,663	1,175
		90,690,983
		101,037,952
Financials – 16.0%
Banks – 7.6%
1st Source Corp.	771	62,898
ABN AMRO Bank NV	29,843	1,269,277
ACNB Corp.	469	27,849
AIB Group PLC	102,484	1,204,441
Amalgamated Financial Corp.	799	36,674
Amerant Bancorp, Inc.	1,597	40,755
Ameris Bancorp	2,756	248,757
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Ames National Corp.	543	$16,078
ANZ Group Holdings, Ltd.	145,696	3,555,621
Arrow Financial Corp.	801	32,833
Associated Banc-Corp.	16,036	493,428
Atlantic Union Bankshares Corp.	6,108	258,429
Avidbank Holdings, Inc. (A)	436	14,401
Avidia Bancorp, Inc.	898	18,849
Axos Financial, Inc. (A)	2,367	230,522
Banc of California, Inc.	6,327	129,261
Banca Monte dei Paschi di Siena SpA	91,792	1,140,738
BancFirst Corp.	940	104,462
Banco Bilbao Vizcaya Argentaria SA	272,330	6,856,398
Banco BPM SpA	54,930	949,869
Banco Comercial Portugues SA	393,585	465,686
Banco de Sabadell SA	230,686	817,421
Banco Santander SA	692,286	9,608,822
Bank First Corp.	436	64,681
Bank Hapoalim BM	63,323	1,460,573
Bank Leumi Le-Israel BM	71,430	1,598,503
Bank of America Corp.	165,808	9,447,740
Bank of Hawaii Corp.	1,656	134,947
Bank of Ireland Group PLC	45,949	915,440
Bank of Marin Bancorp	795	22,022
Bank OZK	6,419	334,366
Bank7 Corp.	194	9,496
Bankinter SA	30,415	509,325
BankUnited, Inc.	3,132	151,745
Bankwell Financial Group, Inc.	297	17,449
Banner Corp.	1,423	94,544
Banque Cantonale Vaudoise	1,456	213,161
Bar Harbor Bankshares	792	29,906
Barclays PLC	661,421	4,432,182
BAWAG Group AG (B)	3,536	708,911
BayCom Corp.	626	20,595
BCB Bancorp, Inc.	1,165	12,489
Beacon Financial Corp.	3,578	108,950
Blue Ridge Bankshares, Inc.	4,154	14,664
BNP Paribas SA	47,923	5,597,078
BOC Hong Kong Holdings, Ltd.	178,867	970,629
BPER Banca SpA	75,630	1,188,230
Bridgewater Bancshares, Inc. (A)	1,084	22,807
Burke & Herbert Financial Services Corp.	655	47,068
Business First Bancshares, Inc.	1,445	44,405
Byline Bancorp, Inc.	1,378	51,895
C&F Financial Corp.	134	10,720
CaixaBank SA	169,772	2,405,358
California BanCorp	1,134	23,633
Camden National Corp.	759	41,153
Capital Bancorp, Inc.	564	19,808
Capital City Bank Group, Inc.	664	32,815
Capitol Federal Financial, Inc.	5,657	48,141
Carter Bankshares, Inc.	958	32,582
Cathay General Bancorp	2,741	169,915
CB Financial Services, Inc.	241	9,134
Central Pacific Financial Corp.	1,141	43,586
CF Bankshares, Inc.	313	10,257
Chemung Financial Corp.	197	14,692
ChoiceOne Financial Services, Inc.	598	20,332
Citigroup, Inc.	43,315	6,062,367
Citizens & Northern Corp.	1,061	24,732
Citizens Community Bancorp, Inc.	576	13,473
Citizens Financial Group, Inc. (C)	10,740	752,552
Citizens Financial Services, Inc.	204	14,778
City Holding Company	577	76,533
Civista Bancshares, Inc.	952	26,865

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CNB Financial Corp.	1,340	$45,171
Coastal Financial Corp. (A)	576	44,646
CoastalSouth Bancshares, Inc.	407	10,928
Colony Bankcorp, Inc.	1,006	20,211
Columbia Banking System, Inc.	18,108	580,361
Columbia Financial, Inc. (A)	1,294	27,459
Commerce Bancshares, Inc.	8,480	489,720
Commercial Bancgroup, Inc.	425	13,723
Commerzbank AG	31,337	1,334,788
Commonwealth Bank of Australia	80,890	9,218,563
Community Bancorp, Inc.	259	10,127
Community Financial System, Inc.	2,306	154,779
Community Trust Bancorp, Inc.	737	53,329
Community West Bancshares	1,120	30,083
ConnectOne Bancorp, Inc.	2,091	69,923
Credit Agricole SA	43,877	882,501
Cullen/Frost Bankers, Inc.	3,928	606,955
Customers Bancorp, Inc. (A)	1,312	103,779
CVB Financial Corp.	7,281	164,187
Danske Bank A/S	30,270	1,622,550
DBS Group Holdings, Ltd.	99,660	5,046,263
Dime Commercial Bancshares, Inc.	1,746	70,975
DNB Bank ASA	39,282	1,169,513
Eagle Bancorp Montana, Inc.	460	11,008
Eagle Bancorp, Inc.	1,258	35,715
Eagle Financial Services, Inc.	301	12,479
East West Bancorp, Inc.	8,570	1,106,301
Eastern Bankshares, Inc.	9,323	207,344
Enterprise Financial Services Corp.	1,548	101,982
Equity Bancshares, Inc., Class A	784	38,408
Erste Group Bank AG	14,882	1,991,776
Esquire Financial Holdings, Inc.	312	37,162
Farmers & Merchants Bancorp, Inc.	699	21,375
Farmers National Banc Corp.	2,636	38,486
FB Bancorp, Inc. (A)	666	10,030
FB Financial Corp.	1,896	104,944
Fidelity D&D Bancorp, Inc.	208	10,695
Fifth Third Bancorp	23,017	1,297,468
Financial Institutions, Inc.	816	31,800
FinecoBank SpA	29,578	743,708
First Bancorp (North Carolina)	1,761	112,581
First Bancorp (Puerto Rico)	6,642	173,157
First Bank	1,174	20,815
First Busey Corp.	3,449	101,746
First Business Financial Services, Inc.	371	23,436
First Capital, Inc.	158	10,213
First Commonwealth Financial Corp.	4,290	87,216
First Community Bankshares, Inc.	799	35,492
First Community Corp.	402	13,137
First Financial Bancorp	4,430	149,867
First Financial Bankshares, Inc.	13,974	483,500
First Financial Corp.	478	37,016
First Horizon Corp.	29,689	761,226
First Internet Bancorp	514	14,289
First Interstate BancSystem, Inc., Class A	3,752	144,677
First Merchants Corp.	2,681	117,133
First Mid Bancshares, Inc.	1,140	54,823
First National Corp.	464	13,929
First Northern Community Bancorp (A)	710	12,737
First United Corp.	259	11,424
First Western Financial, Inc. (A)	467	14,995
Firstsun Capital Bancorp (A)	1,103	42,774
Five Star Bancorp	739	35,982
Flagstar Bank NA	32,052	478,857
FNB Corp.	22,267	424,854
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Franklin Financial Services Corp.	221	$13,835
FS Bancorp, Inc.	321	13,931
Fulton Financial Corp.	8,006	193,665
FVCBankcorp, Inc.	973	17,028
GBank Financial Holdings, Inc. (A)	394	11,942
German American Bancorp, Inc.	1,729	82,058
Glacier Bancorp, Inc.	13,707	707,007
Great Southern Bancorp, Inc.	359	28,149
Greene County Bancorp, Inc.	276	9,271
Hancock Whitney Corp.	8,481	633,700
Hanmi Financial Corp.	1,286	41,666
Hawthorn Bancshares, Inc.	247	9,707
HBT Financial, Inc.	877	28,055
Heritage Financial Corp.	1,838	54,442
Hilltop Holdings, Inc.	1,798	69,726
Home Bancorp, Inc.	304	20,830
Home BancShares, Inc.	19,486	556,325
HomeTrust Bancshares, Inc.	711	35,472
Hope Bancorp, Inc.	5,811	79,494
Horizon Bancorp, Inc.	2,339	46,733
HSBC Holdings PLC	830,597	15,705,998
Huntington Bancshares, Inc.	51,483	912,794
Independent Bank Corp. (Massachusetts)	2,053	171,877
Independent Bank Corp. (Michigan)	879	31,706
ING Groep NV	141,159	4,454,032
International Bancshares Corp.	5,754	437,016
Intesa Sanpaolo SpA	673,363	4,628,218
Investar Holding Corp.	551	16,508
Isabella Bank Corp.	336	13,272
Israel Discount Bank, Ltd., Class A	59,139	585,555
Japan Post Bank Company, Ltd.	86,423	1,644,832
John Marshall Bancorp, Inc.	805	17,549
JPMorgan Chase & Co.	68,049	22,274,479
KBC Group NV	11,104	1,516,603
Kearny Financial Corp.	2,882	27,264
KeyCorp	23,406	539,508
Lakeland Financial Corp.	1,068	65,917
LCNB Corp.	666	11,715
Live Oak Bancshares, Inc.	1,618	66,079
Lloyds Banking Group PLC	2,830,764	4,142,898
M&T Bank Corp.	3,719	885,159
Mechanics Bancorp, Class A	1,863	29,622
Mercantile Bank Corp.	739	42,433
Metrocity Bankshares, Inc.	1,146	41,130
Metropolitan Bank Holding Corp.	468	46,220
Mid Penn Bancorp, Inc.	928	32,332
Midland States Bancorp, Inc.	909	28,306
Mitsubishi UFJ Financial Group, Inc.	516,283	10,285,868
Mizrahi Tefahot Bank, Ltd.	7,542	499,520
Mizuho Financial Group, Inc.	114,334	5,491,324
MVB Financial Corp.	659	19,118
National Australia Bank, Ltd.	148,277	3,893,572
National Bank Holdings Corp., Class A	1,790	79,530
National Bankshares, Inc.	398	14,459
NatWest Group PLC	385,760	3,403,926
NB Bancorp, Inc.	1,840	38,879
NBT Bancorp, Inc.	2,233	110,243
Nicolet Bankshares, Inc.	855	141,408
Nordea Bank ABP	148,420	2,816,553
Northeast Bank	321	42,542
Northeast Community Bancorp, Inc.	725	20,112
Northfield Bancorp, Inc.	1,842	27,133
Northpointe Bancshares, Inc.	864	16,572
Northrim BanCorp, Inc.	974	27,019
Northwest Bancshares, Inc.	6,055	91,794

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Norwood Financial Corp.	588	$18,904
Oak Valley Bancorp	430	14,510
OceanFirst Financial Corp.	3,697	72,202
OFG Bancorp	1,815	89,062
Old National Bancorp	36,066	934,109
Old Second Bancorp, Inc.	2,249	52,447
Orange County Bancorp, Inc.	619	22,767
Origin Bancorp, Inc.	1,310	67,007
Orrstown Financial Services, Inc.	789	32,215
Oversea-Chinese Banking Corp., Ltd.	158,225	3,036,447
Park National Corp.	736	134,681
Parke Bancorp, Inc.	566	18,769
Pathward Financial, Inc.	913	79,486
PCB Bancorp	533	15,121
Peapack-Gladstone Financial Corp.	688	32,563
Peoples Bancorp of North Carolina, Inc.	288	12,410
Peoples Bancorp, Inc.	1,541	59,190
Peoples Financial Services Corp.	436	28,937
Pinnacle Financial Partners, Inc.	9,408	949,079
Pioneer Bancorp, Inc. (A)	558	9,525
Plumas Bancorp	294	17,181
Ponce Financial Group, Inc. (A)	1,047	20,877
Preferred Bank	487	51,749
Primis Financial Corp.	1,153	18,875
Princeton Bancorp, Inc.	240	9,108
Prosperity Bancshares, Inc.	6,309	460,746
Provident Financial Services, Inc.	5,597	132,313
QCR Holdings, Inc.	696	67,756
Raiffeisen Bank International AG	6,360	406,575
RBB Bancorp	874	23,961
Red River Bancshares, Inc.	259	23,642
Regions Financial Corp.	21,672	654,494
Renasant Corp.	3,979	169,267
Republic Bancorp, Inc., Class A	390	35,268
Resona Holdings, Inc.	100,368	1,308,601
S&T Bancorp, Inc.	1,574	77,252
Seacoast Banking Corp. of Florida	4,179	138,952
ServisFirst Bancshares, Inc.	2,261	196,142
Shore Bancshares, Inc.	1,466	33,645
Sierra Bancorp	595	24,252
Simmons First National Corp., Class A	6,487	146,931
Skandinaviska Enskilda Banken AB, A Shares	70,736	1,408,425
SmartFinancial, Inc.	759	35,612
Societe Generale SA	30,886	2,733,723
South Plains Financial, Inc.	744	32,055
Southern First Bancshares, Inc. (A)	418	25,540
Southern Missouri Bancorp, Inc.	426	32,465
Southside Bancshares, Inc.	1,430	50,322
SouthState Bank Corp.	6,109	610,289
Standard Chartered PLC	86,038	2,326,687
Stock Yards Bancorp, Inc.	1,156	88,399
Sumitomo Mitsui Financial Group, Inc.	175,758	6,889,544
Sumitomo Mitsui Trust Group, Inc.	30,400	1,135,134
Svenska Handelsbanken AB, A Shares	65,800	968,267
Swedbank AB, A Shares	39,669	1,481,869
Texas Capital Bancshares, Inc.	4,572	472,105
The Bancorp, Inc. (A)	1,726	108,117
The Bank of NT Butterfield & Son, Ltd.	1,729	102,876
The Chiba Bank, Ltd.	26,241	401,986
The First Bancorp, Inc.	461	16,052
The Hingham Institution for Savings	68	20,886
The PNC Financial Services Group, Inc.	10,198	2,510,952
Third Coast Bancshares, Inc. (A)	692	27,957
Timberland Bancorp, Inc.	444	19,896
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Tompkins Financial Corp.	623	$58,886
Towne Bank	3,832	138,872
TriCo Bancshares	1,377	74,151
Triumph Financial, Inc. (A)	1,003	76,539
Truist Financial Corp.	31,640	1,576,305
Trustmark Corp.	2,339	107,617
U.S. Bancorp	39,422	2,381,089
UMB Financial Corp.	7,578	1,081,835
UniCredit SpA	65,600	5,878,989
United Bankshares, Inc.	14,385	659,265
United Community Banks, Inc.	5,225	183,345
United Overseas Bank, Ltd.	58,363	1,797,278
Unity Bancorp, Inc.	320	18,781
Univest Financial Corp.	1,249	54,644
USCB Financial Holdings, Inc.	743	15,202
Valley National Bancorp	50,179	735,122
Virginia National Bankshares Corp.	200	8,876
WaFd, Inc.	3,156	121,096
Washington Trust Bancorp, Inc.	863	31,482
Webster Financial Corp.	10,135	774,517
Wells Fargo & Company	77,717	6,422,533
WesBanco, Inc.	4,102	160,101
West BanCorp, Inc.	901	23,904
Westamerica BanCorp	1,006	59,022
Western Alliance Bancorp	6,405	526,491
Western New England Bancorp, Inc.	893	12,770
Westpac Banking Corp.	165,326	4,028,276
Wintrust Financial Corp.	4,219	678,078
WSFS Financial Corp.	2,216	170,034
Yokohama Financial Group, Inc.	47,028	506,467
Zions Bancorp NA	9,201	636,617
		244,843,777
Capital markets – 2.7%
3i Group PLC	47,054	1,547,318
Acadian Asset Management, Inc.	1,216	86,968
Affiliated Managers Group, Inc.	1,652	559,037
Ameriprise Financial, Inc.	2,283	1,047,349
Amundi SA (B)	2,993	287,310
Ares Management Corp., Class A (C)	5,357	596,288
Artisan Partners Asset Management, Inc., Class A	2,709	93,542
ASX, Ltd.	9,445	348,550
Bakkt, Inc. (A)(C)	1,307	10,208
BGC Group, Inc., Class A	16,167	172,825
BlackRock, Inc.	3,666	3,525,079
Cboe Global Markets, Inc.	2,658	645,017
Chaince Digital Holdings, Inc. (A)(C)	2,932	12,813
CME Group, Inc.	9,202	2,032,078
Cohen & Steers, Inc.	1,222	93,043
Coinbase Global, Inc., Class A (A)	5,649	825,827
CVC Capital Partners PLC (B)	10,170	147,950
Daiwa Securities Group, Inc.	60,686	601,868
Deutsche Bank AG	87,733	2,971,252
Deutsche Boerse AG	8,780	2,394,743
DigitalBridge Group, Inc.	7,718	121,790
Donnelley Financial Solutions, Inc. (A)	1,110	46,565
EQT AB	20,896	591,138
Euronext NV (B)	3,759	601,257
Evercore, Inc., Class A	2,420	826,285
FactSet Research Systems, Inc.	925	212,824
Federated Hermes, Inc.	4,530	250,147
Franklin Resources, Inc.	7,786	259,040
Futu Holdings, Ltd., ADR	2,374	222,539
GCM Grosvenor, Inc., Class A	2,768	34,046
Gemini Space Station, Inc., Class A (A)	1,947	8,294

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Hamilton Lane, Inc., Class A	2,556	$201,489
Hong Kong Exchanges & Clearing, Ltd.	58,219	2,708,753
Houlihan Lokey, Inc.	3,392	454,969
Innventure, Inc. (A)(C)	2,182	11,063
Interactive Brokers Group, Inc., Class A	11,314	984,771
Intercontinental Exchange, Inc.	14,362	1,768,106
Invesco, Ltd.	11,258	297,099
Japan Exchange Group, Inc.	46,132	583,843
Jefferies Financial Group, Inc.	10,230	511,295
Julius Baer Group, Ltd.	9,957	860,284
KKR & Company, Inc.	17,558	1,611,473
London Stock Exchange Group PLC	21,546	2,329,458
Macquarie Group, Ltd.	17,502	3,042,618
Marex Group PLC	2,670	162,737
MarketWise, Inc.	150	2,676
Miami International Holdings, Inc. (A)	3,293	122,368
Moelis & Company, Class A	3,226	211,045
Moody's Corp.	3,816	1,728,343
Morgan Stanley	30,443	6,363,805
Morningstar, Inc.	1,380	215,308
MSCI, Inc.	1,849	1,035,514
Nasdaq, Inc.	11,346	894,292
Nomura Holdings, Inc.	141,825	1,245,214
Northern Trust Corp.	4,699	816,874
Open Lending Corp. (A)	5,212	16,209
Partners Group Holding AG	1,032	845,295
Patria Investments, Ltd., Class A	3,039	33,368
Perella Weinberg Partners	3,079	49,141
Piper Sandler Companies	3,011	217,816
PJT Partners, Inc., Class A	1,043	157,430
Raymond James Financial, Inc.	4,405	669,692
Ridgepost Capital, Inc., Class A	2,801	22,044
Robinhood Markets, Inc., Class A (A)	20,093	2,014,926
S&P Global, Inc.	7,700	3,135,902
SBI Holdings, Inc.	25,558	419,120
Schroders PLC	38,931	303,450
SEI Investments Company	5,718	501,526
Singapore Exchange, Ltd.	38,852	724,879
State Street Corp.	7,029	1,192,118
StepStone Group, Inc., Class A	3,393	140,334
Stifel Financial Corp.	9,596	669,513
StoneX Group, Inc. (A)	3,126	370,431
T. Rowe Price Group, Inc.	5,441	618,587
The Bank of New York Mellon Corp.	17,431	2,520,697
The Blackstone Group, Inc.	18,866	2,219,962
The Carlyle Group, Inc.	16,213	682,729
The Charles Schwab Corp.	41,517	3,830,774
The Goldman Sachs Group, Inc.	7,492	7,577,184
TPG, Inc. (A)(D)	9,368	94
UBS Group AG	153,445	7,604,905
Victory Capital Holdings, Inc., Class A	1,834	154,166
Virtus Investment Partners, Inc.	276	39,606
Wealthfront Corp. (A)	1,497	13,383
Webull Corp. (A)	14,495	94,507
WisdomTree, Inc.	5,826	98,692
		86,274,867
Consumer finance – 0.3%
Ally Financial, Inc.	17,448	801,736
American Express Company	13,516	4,571,787
Atlanticus Holdings Corp. (A)	234	23,927
Bread Financial Holdings, Inc.	1,736	188,096
Capital One Financial Corp.	15,804	3,170,598
Dave, Inc. (A)	441	164,312
Encore Capital Group, Inc. (A)	900	83,961
Enova International, Inc. (A)	1,043	251,081
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
FirstCash Holdings, Inc.	4,179	$904,001
Green Dot Corp., Class A (A)	2,441	32,978
Happen, Inc. (A)	4,931	102,269
Jefferson Capital, Inc.	1,175	22,877
LendingTree, Inc. (A)	465	20,595
Navient Corp.	3,122	26,568
Nelnet, Inc., Class A	645	85,998
NerdWallet, Inc., Class A (A)	1,678	15,522
Oportun Financial Corp. (A)	1,676	9,570
OppFi, Inc. (A)	986	9,791
PRA Group, Inc. (A)	1,679	31,884
PROG Holdings, Inc.	1,704	79,423
Regional Management Corp.	396	16,315
SLM Corp.	11,797	306,014
Synchrony Financial	8,543	649,695
Upstart Holdings, Inc. (A)	3,687	130,630
World Acceptance Corp. (A)	100	22,383
		11,722,011
Financial services – 2.3%
Acacia Research Corp. (A)	2,346	10,932
Adyen NV (A)(B)	1,296	1,215,800
Alerus Financial Corp.	1,070	33,277
Apollo Global Management, Inc.	11,713	1,385,765
Banca Mediolanum SpA	9,908	246,920
Berkshire Hathaway, Inc., Class B (A)	46,559	23,297,658
Better Home & Finance Holding Company (A)(C)	411	11,303
Bladex, Inc.	1,271	78,128
Block, Inc. (A)	13,592	1,032,992
Burford Capital, Ltd.	9,527	39,061
Cannae Holdings, Inc.	1,895	27,288
Cass Information Systems, Inc.	562	28,842
Compass Diversified Holdings (A)	3,032	32,321
Corebridge Financial, Inc.	15,142	433,515
Corpay, Inc. (A)	1,660	553,228
Dlocal, Ltd.	3,986	51,798
Enact Holdings, Inc.	1,187	54,258
Equitable Holdings, Inc.	17,610	772,727
Essent Group, Ltd.	9,639	619,595
Euronet Worldwide, Inc. (A)	2,215	162,116
EVERTEC, Inc.	2,760	76,673
EXOR NV	4,268	326,980
Federal Agricultural Mortgage Corp., Class C	400	79,708
Fidelity National Information Services, Inc.	13,127	510,378
Fiserv, Inc. (A)	13,543	664,284
Flywire Corp. (A)	5,196	91,294
Global Payments, Inc.	5,905	428,467
Groupe Bruxelles Lambert NV	3,541	322,867
HA Sustainable Infrastructure Capital, Inc.	5,530	215,947
Industrivarden AB, A Shares	5,089	285,513
Industrivarden AB, C Shares	7,757	426,002
Infratil, Ltd.	43,473	381,355
International Money Express, Inc. (A)	1,289	18,626
Investor AB, B Shares	83,663	3,476,291
Jack Henry & Associates, Inc.	1,805	248,621
Jackson Financial, Inc., Class A	2,827	289,457
L.E. Lundbergforetagen AB, B Shares	3,490	201,190
M&G PLC	107,739	480,661
Marqeta, Inc., Class A (A)	15,540	63,092
Mastercard, Inc., Class A	20,491	10,524,178
Merchants Bancorp	1,114	55,700
MGIC Investment Corp.	13,229	373,058
Mitsubishi HC Capital, Inc.	42,543	345,579
NCR Atleos Corp. (A)	3,175	137,827

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
NewtekOne, Inc.	1,137	$16,839
NMI Holdings, Inc. (A)	3,279	134,734
Onity Group, Inc. (A)	302	12,005
ORIX Corp.	52,977	2,017,974
PagSeguro Digital, Ltd., Class A	7,334	66,373
Paymentus Holdings, Inc., Class A (A)	2,607	62,985
Payoneer Global, Inc. (A)	11,709	83,368
PayPal Holdings, Inc.	22,402	967,318
Paysafe, Ltd. (A)	1,357	10,137
Paysign, Inc. (A)	1,976	16,183
PennyMac Financial Services, Inc.	1,288	112,185
Poste Italiane SpA	22,097	723,310
Priority Technology Holdings, Inc. (A)	1,600	10,672
Radian Group, Inc.	5,796	218,335
Remitly Global, Inc. (A)	8,160	182,866
Repay Holdings Corp. (A)	2,878	12,088
Sezzle, Inc. (A)	705	120,999
Shift4 Payments, Inc., Class A (A)(C)	3,672	178,606
Sofina SA	754	192,037
StoneCo, Ltd., Class A	10,154	110,069
Toast, Inc., Class A (A)	30,460	847,473
TrustCo Bank Corp. NY	750	41,183
Velocity Financial, Inc. (A)	732	13,513
Visa, Inc., Class A	42,150	14,461,244
Voya Financial, Inc.	5,671	513,396
Walker & Dunlop, Inc.	1,473	80,573
Washington H. Soul Pattinson & Company, Ltd.	16,528	528,313
Waterstone Financial, Inc.	923	19,134
WEX, Inc. (A)	2,169	306,024
Wise Group PLC, Class A (A)	34,705	416,025
		72,587,233
Insurance – 3.0%
Abacus Global Management, Inc. (C)	1,259	13,484
Accelerant Holdings, Class A (A)	2,709	31,749
Admiral Group PLC	12,585	594,373
Aegon, Ltd.	58,927	501,491
Aflac, Inc.	11,634	1,364,087
Ageas SA/NV	7,212	577,037
AIA Group, Ltd.	507,938	4,650,290
Allianz SE	18,388	8,703,922
American Coastal Insurance Corp.	1,470	16,317
American Financial Group, Inc.	4,314	603,701
American Integrity Insurance Group, Inc.	485	9,133
American International Group, Inc.	13,465	1,003,546
AMERISAFE, Inc.	857	28,992
Aon PLC, Class A	5,424	1,799,087
Arch Capital Group, Ltd. (A)	8,838	857,816
Arthur J. Gallagher & Company	6,524	1,497,715
ASR Nederland NV	7,581	572,523
Assurant, Inc.	1,258	337,811
Ategrity Specialty Holdings LLC (A)	556	13,366
Aviva PLC	146,442	1,262,591
AXA SA	75,790	3,797,793
Bowhead Specialty Holdings, Inc. (A)	834	24,962
Brighthouse Financial, Inc. (A)	3,577	226,424
Brown & Brown, Inc.	7,403	474,902
Chubb, Ltd.	9,161	3,121,519
Cincinnati Financial Corp.	3,928	727,230
Citizens, Inc. (A)	1,851	10,625
CNO Financial Group, Inc.	9,816	500,420
Daiichi Life Group, Inc.	166,317	1,815,972
Donegal Group, Inc., Class A	997	18,803
eHealth, Inc. (A)	1,368	2,038
Employers Holdings, Inc.	782	39,475
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Erie Indemnity Company, Class A (C)	645	$154,639
Everest Group, Ltd.	1,005	359,016
F&G Annuities & Life, Inc.	1,605	42,677
Fidelity National Financial, Inc.	15,827	746,401
First American Financial Corp.	6,374	437,193
Generali	39,328	1,917,353
Genworth Financial, Inc. (A)	16,440	155,687
Gjensidige Forsikring ASA	9,668	261,700
Globe Life, Inc.	1,972	352,357
Goosehead Insurance, Inc., Class A (A)	1,036	50,246
Greenlight Capital Re, Ltd., Class A (A)	1,242	20,096
Hamilton Insurance Group, Ltd., Class B	1,989	67,507
Hannover Rueck SE	2,915	807,269
Harel Insurance Investments & Financial Services, Ltd.	5,719	301,272
HCI Group, Inc.	479	83,945
Helvetia Baloise Holding AG	3,724	960,412
Heritage Insurance Holdings, Inc. (A)	1,078	28,114
Hippo Holdings, Inc. (A)	908	25,660
Horace Mann Educators Corp.	1,750	90,388
Insurance Australia Group, Ltd.	107,923	603,607
Investors Title Company	59	16,147
Japan Post Holdings Company, Ltd.	81,443	1,094,688
Japan Post Insurance Company, Ltd.	25,611	242,085
Kemper Corp.	2,610	70,366
Kingsway Corp. (A)	947	9,868
Kinsale Capital Group, Inc.	1,371	452,170
Legal & General Group PLC	253,166	959,845
Lemonade, Inc. (A)	3,100	201,655
Loews Corp.	4,285	485,105
Mapfre SA	44,663	221,131
Marsh & McLennan Companies, Inc.	12,236	2,039,374
MBIA, Inc. (A)	1,997	13,020
Medibank Private, Ltd.	133,137	457,428
Mercury General Corp.	1,171	124,852
MetLife, Inc.	13,726	1,161,357
MS&AD Insurance Group Holdings, Inc.	57,716	1,495,996
Muenchener Rueckversicherungs-Gesellschaft AG	6,315	3,526,677
Neptune Insurance Holdings, Inc., Class A (A)	1,672	52,668
NN Group NV	12,712	1,114,447
Octave Specialty Group, Inc. (A)	2,096	13,079
Old Republic International Corp.	14,016	573,535
Oscar Health, Inc., Class A (A)	10,360	295,467
Palomar Holdings, Inc. (A)	1,143	144,464
Pelagos Insurance Capital, Ltd.	1,902	46,314
Primerica, Inc.	1,951	554,474
Principal Financial Group, Inc.	4,992	538,038
Prudential Financial, Inc.	8,813	951,187
Prudential PLC	122,004	1,620,458
QBE Insurance Group, Ltd.	72,593	1,262,765
Reinsurance Group of America, Inc.	4,098	871,440
RenaissanceRe Holdings, Ltd.	2,667	845,172
RLI Corp.	5,751	339,712
Root, Inc., Class A (A)	560	31,315
Ryan Specialty Holdings, Inc. (C)	7,127	269,116
Safety Insurance Group, Inc.	631	47,237
Sampo OYJ, A Shares	115,489	1,212,859
Selective Insurance Group, Inc.	6,338	614,849
SiriusPoint, Ltd. (A)	4,568	109,632
Skyward Specialty Insurance Group, Inc. (A)	1,796	104,797
Slide Insurance Holdings, Inc. (A)	2,803	54,294
Sompo Holdings, Inc.	39,513	1,501,110

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Standard Life PLC	34,053	$376,440
Stewart Information Services Corp.	1,321	87,212
Suncorp Group, Ltd.	52,343	698,315
Swiss Life Holding AG	1,345	1,478,517
Swiss Re AG	14,441	2,295,395
T&D Holdings, Inc.	21,230	633,245
Talanx AG	2,871	363,137
The Allstate Corp.	6,538	1,555,652
The Baldwin Insurance Group, Inc. (A)	4,249	112,938
The Hanover Insurance Group, Inc.	2,189	468,709
The Hartford Insurance Group, Inc.	6,962	922,604
The Phoenix Holdings, Ltd.	11,000	608,177
The Progressive Corp.	14,840	3,241,798
The Travelers Companies, Inc.	5,400	1,782,648
Tiptree, Inc.	1,154	20,680
Tokio Marine Holdings, Inc.	86,472	3,802,071
Trupanion, Inc. (A)	1,447	35,842
Tryg A/S	14,776	336,346
Unipol Assicurazioni SpA	17,341	484,689
United Fire Group, Inc.	953	49,975
Universal Insurance Holdings, Inc.	1,097	45,372
Unum Group	9,195	822,033
W.R. Berkley Corp.	7,469	526,789
Willis Towers Watson PLC	2,399	627,027
Zurich Insurance Group AG	7,232	5,349,022
		95,129,559
Mortgage real estate investment trusts – 0.1%
Adamas Trust, Inc.	3,684	34,556
Angel Oak Mortgage REIT, Inc.	995	9,035
Annaly Capital Management, Inc.	45,838	1,024,938
Apollo Commercial Real Estate Finance, Inc.	6,157	65,757
Arbor Realty Trust, Inc.	8,551	46,346
Ares Commercial Real Estate Corp.	2,283	10,274
ARMOUR Residential REIT, Inc.	5,277	92,084
Blackstone Mortgage Trust, Inc., Class A	6,817	115,548
BrightSpire Capital, Inc.	5,031	27,419
Chicago Atlantic Real Estate Finance, Inc.	1,181	12,660
Chimera Investment Corp.	3,592	47,917
Claros Mortgage Trust, Inc. (A)	5,495	12,913
Dynex Capital, Inc.	9,169	120,206
Ellington Financial, Inc.	5,218	71,017
Franklin BSP Realty Trust, Inc.	3,588	29,206
Invesco Mortgage Capital, Inc.	3,591	28,369
KKR Real Estate Finance Trust, Inc.	2,337	15,985
Ladder Capital Corp.	4,544	45,213
MFA Financial, Inc.	4,315	41,812
Orchid Island Capital, Inc.	8,555	59,628
PennyMac Mortgage Investment Trust	3,773	42,559
Ready Capital Corp.	6,542	11,449
Redwood Trust, Inc.	5,679	26,918
Seven Hills Realty Trust	1,602	13,505
Starwood Property Trust, Inc.	21,800	357,084
Sunrise Realty Trust, Inc.	312	2,465
TPG Mortgage Investment Trust, Inc.	1,621	12,838
TPG RE Finance Trust, Inc.	3,084	25,813
Two Harbors Investment Corp.	4,625	57,396
		2,460,910
		513,018,357
Health care – 9.4%
Biotechnology – 1.7%
4D Molecular Therapeutics, Inc. (A)	2,071	27,544
89Bio, Inc. (A)(D)	12,849	4,369
AbbVie, Inc.	44,870	11,291,087
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Abeona Therapeutics, Inc. (A)	1,913	$11,822
Abivax SA (A)	2,587	341,199
Absci Corp. (A)	6,011	69,667
ACADIA Pharmaceuticals, Inc. (A)	5,546	140,314
Achieve Life Sciences, Inc. (A)(C)	3,491	22,796
ADMA Biologics, Inc. (A)	9,946	83,248
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Agios Pharmaceuticals, Inc. (A)	2,585	95,929
Akebia Therapeutics, Inc. (A)	10,802	12,314
Akero Therapeutics, Inc. (A)(D)	7,170	4,661
Aktis Oncology, Inc. (A)	1,010	32,552
Albireo Pharma, Inc. (A)(D)	2,883	17,730
Alkermes PLC (A)	7,207	377,611
Allogene Therapeutics, Inc. (A)	11,976	24,910
Altimmune, Inc. (A)	8,939	27,175
ALX Oncology Holdings, Inc. (A)	5,121	10,600
Amgen, Inc.	13,706	4,963,217
AnaptysBio, Inc. (A)	857	57,848
Anavex Life Sciences Corp. (A)	3,717	9,627
Anika Therapeutics, Inc. (A)	531	7,769
Annexon, Inc. (A)	6,912	39,468
Apogee Therapeutics, Inc. (A)	1,939	257,363
Arbutus Biopharma Corp. (A)	7,316	35,117
Arcus Biosciences, Inc. (A)	3,904	120,360
Arcutis Biotherapeutics, Inc. (A)	4,942	129,579
Ardelyx, Inc. (A)	10,584	53,978
Argenx SE (A)	2,941	2,725,906
Argenx SE, Additional Offering (A)	50	46,343
ArriVent Biopharma, Inc. (A)	1,707	59,301
Arrowhead Pharmaceuticals, Inc. (A)	8,811	718,185
ARS Pharmaceuticals, Inc. (A)(C)	2,790	22,348
Assembly Biosciences, Inc. (A)	490	13,465
Atrium Therapeutics, Inc. (A)	766	10,303
aTyr Pharma, Inc. (A)(C)	5,440	3,247
Aura Biosciences, Inc. (A)	2,314	16,429
Aurinia Pharmaceuticals, Inc. (A)	5,161	87,582
Avalo Therapeutics, Inc. (A)	1,837	33,948
Beam Therapeutics, Inc. (A)	4,296	147,439
Benitec Biopharma, Inc. (A)	821	10,985
Bicara Therapeutics, Inc. (A)	1,938	57,539
BioCryst Pharmaceuticals, Inc. (A)	10,107	101,070
Biogen, Inc. (A)	3,749	810,009
Biohaven, Ltd. (A)	5,822	86,631
BioMarin Pharmaceutical, Inc. (A)	12,091	691,847
Blueprint Medicines Corp. (A)(D)	9,435	4,340
Bright Minds Biosciences, Inc. (A)	329	23,096
C4 Therapeutics, Inc. (A)	4,601	21,487
Cabaletta Bio, Inc. (A)	5,084	15,811
Candel Therapeutics, Inc. (A)	2,810	28,943
Capricor Therapeutics, Inc. (A)	2,322	55,914
Cardiff Oncology, Inc. (A)(C)	1,791	2,328
CareDx, Inc. (A)	2,228	63,498
Cartesian Therapeutics, Inc. (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	5,017	157,684
Celcuity, Inc. (A)	1,660	173,669
Celldex Therapeutics, Inc. (A)	3,411	126,923
Century Therapeutics, Inc. (A)	5,633	13,801
CG Oncology, Inc. (A)	3,190	226,650
Chinook Therapeutics, Inc. (A)(D)	9,357	13,110
Climb Bio, Inc. (A)	1,565	20,408
Cogent Biosciences, Inc. (A)	7,190	278,253
Coherus Oncology, Inc. (A)	6,711	9,395
Compass Therapeutics, Inc. (A)	5,434	11,900
Corvus Pharmaceuticals, Inc. (A)	2,966	44,312
Crescent Biopharma, Inc. (A)	974	17,532

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CRISPR Therapeutics AG (A)	4,029	$219,742
CSL, Ltd.	23,459	1,871,671
Cullinan Therapeutics, Inc. (A)	2,680	48,803
Cytokinetics, Inc. (A)	14,182	1,208,165
CytomX Therapeutics, Inc. (A)	7,879	29,546
Damora Therapeutics, Inc. (A)	2,319	60,317
Denali Therapeutics, Inc. (A)	6,407	164,788
Design Therapeutics, Inc. (A)	1,424	20,605
DiaMedica Therapeutics, Inc. (A)	1,336	9,405
Dianthus Therapeutics, Inc. (A)	2,040	198,859
Disc Medicine, Inc. (A)	1,235	90,328
Dyne Therapeutics, Inc. (A)	5,899	131,017
Editas Medicine, Inc. (A)	4,159	13,475
Eikon Therapeutics, Inc. (A)	1,042	13,598
Eledon Pharmaceuticals, Inc. (A)	3,184	12,545
Emergent BioSolutions, Inc. (A)	2,185	18,310
Enanta Pharmaceuticals, Inc. (A)	1,464	21,345
Entrada Therapeutics, Inc. (A)	1,809	13,314
Erasca, Inc. (A)	8,646	158,395
Evommune, Inc. (A)	611	8,120
Exelixis, Inc. (A)	15,723	855,488
Fennec Pharmaceuticals, Inc. (A)	1,589	17,082
First Tracks Biotherapeutics, Inc. (A)	1,062	21,367
Forte Biosciences, Inc. (A)	869	18,466
Generate Biomedicines, Inc. (A)(C)	1,133	19,114
Genmab A/S (A)	2,950	808,749
Geron Corp. (A)	24,692	31,606
Gilead Sciences, Inc.	31,531	3,983,627
Gossamer Bio, Inc. (A)	10,553	1,737
GRAIL, Inc. (A)	1,785	121,862
Halozyme Therapeutics, Inc. (A)	7,420	580,763
Heron Therapeutics, Inc. (A)(C)	5,641	2,408
Hyperliquid Strategies, Inc. (A)	5,457	42,947
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	3,663	136,520
Immix Biopharma, Inc. (A)	1,848	19,053
Immuneering Corp., Class A (A)(C)	2,440	12,176
ImmunityBio, Inc. (A)(C)	16,666	145,911
Immunome, Inc. (A)	4,595	97,368
Immunovant, Inc. (A)	3,721	143,370
Incyte Corp. (A)	4,262	483,140
Inhibikase Therapeutics, Inc. (A)	4,440	9,013
Inhibrx Biosciences, Inc. (A)	417	39,511
Inhibrx, Inc. (A)(D)	5,368	3,382
Intellia Therapeutics, Inc. (A)	5,861	99,168
Invivyd, Inc. (A)	9,729	8,488
Iovance Biotherapeutics, Inc. (A)	17,257	71,789
Ironwood Pharmaceuticals, Inc. (A)	7,146	30,085
Jade Biosciences, Inc. (A)	1,445	32,108
Janux Therapeutics, Inc. (A)	1,985	30,490
Kailera Therapeutics, Inc. (A)	2,050	45,162
Karyopharm Therapeutics, Inc. (A)	942	9,203
Keros Therapeutics, Inc. (A)	850	9,095
Kiniksa Pharmaceuticals International PLC (A)	1,826	116,773
Kodiak Sciences, Inc. (A)	1,712	66,700
Krystal Biotech, Inc. (A)	1,122	417,014
Kura Oncology, Inc. (A)	3,846	42,191
Kymera Therapeutics, Inc. (A)	2,698	309,380
Kyverna Therapeutics, Inc. (A)	1,950	17,375
Larimar Therapeutics, Inc. (A)	3,171	9,672
Lexeo Therapeutics, Inc. (A)	3,649	16,986
MacroGenics, Inc. (A)	2,915	13,467
MannKind Corp. (A)	13,544	57,697
MapLight Therapeutics, Inc. (A)	481	17,239
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MeiraGTx Holdings PLC (A)	2,787	$37,652
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
MiMedx Group, Inc. (A)	5,718	22,014
Mineralys Therapeutics, Inc. (A)	2,502	67,504
Mirum Pharmaceuticals, Inc. (A)	2,044	239,291
Moderna, Inc. (A)	8,968	628,029
Monopar Therapeutics, Inc. (A)	178	16,481
Monte Rosa Therapeutics, Inc. (A)	3,229	78,142
Myriad Genetics, Inc. (A)	3,912	22,338
Neurocrine Biosciences, Inc. (A)	6,290	1,060,085
Neurogene, Inc. (A)	477	15,002
Novavax, Inc. (A)	6,649	62,634
Nurix Therapeutics, Inc. (A)	4,201	101,916
Nuvalent, Inc., Class A (A)	2,317	286,150
Nuvectis Pharma, Inc. (A)	759	13,958
Ocugen, Inc. (A)(C)	15,523	23,750
Olema Pharmaceuticals, Inc. (A)	3,439	43,022
Opus Genetics, Inc. (A)	2,621	10,772
ORIC Pharmaceuticals, Inc. (A)	3,341	36,183
Oruka Therapeutics, Inc. (A)	2,174	206,900
Ovid therapeutics, Inc. (A)	6,899	18,558
Palisade Bio, Inc. (A)	6,653	13,905
Palvella Therapeutics, Inc. (A)	476	72,742
PDL BioPharma, Inc. (A)(D)	23,030	1,842
Perspective Therapeutics, Inc. (A)	4,720	16,095
Praxis Precision Medicines, Inc. (A)	1,082	362,243
Precigen, Inc. (A)	8,419	47,988
Precision BioSciences, Inc. (A)	1,256	9,872
Prime Medicine, Inc. (A)(C)	4,323	15,952
Protagonist Therapeutics, Inc. (A)	2,650	324,837
Protara Therapeutics, Inc. (A)	2,196	8,389
Prothena Corp. PLC (A)	2,296	22,478
PTC Therapeutics, Inc. (A)	3,566	290,879
Puma Biotechnology, Inc. (A)	1,836	14,890
Recursion Pharmaceuticals, Inc., Class A (A)(C)	22,392	82,179
Regeneron Pharmaceuticals, Inc.	2,538	1,582,545
REGENXBIO, Inc. (A)	2,011	24,092
Regulus Therapeutics, Inc. (A)(D)	9,005	10,446
Relay Therapeutics, Inc. (A)	7,016	131,269
Replimune Group, Inc. (A)	3,443	38,114
Rezolute, Inc. (A)	3,793	19,724
Rhythm Pharmaceuticals, Inc. (A)	2,378	264,029
Rigel Pharmaceuticals, Inc. (A)	793	31,022
Rocket Pharmaceuticals, Inc. (A)	4,859	16,618
Roivant Sciences, Ltd. (A)	28,205	998,175
SAB Biotherapeutics, Inc. (A)	2,160	8,424
Sage Therapeutics, Inc. (A)(D)	8,588	1,546
Sagimet Biosciences, Inc., Class A (A)	2,628	20,314
Sana Biotechnology, Inc. (A)	8,265	28,845
Sarepta Therapeutics, Inc. (A)	4,493	80,739
Savara, Inc. (A)	6,914	42,590
Scholar Rock Holding Corp. (A)	4,817	264,935
SELLAS Life Sciences Group, Inc. (A)(C)	8,155	120,368
Shattuck Labs, Inc. (A)	2,749	19,078
Sionna Therapeutics, Inc. (A)	822	36,160
Solid Biosciences, Inc. (A)	3,488	34,845
Spyre Therapeutics, Inc. (A)	3,214	285,339
Stoke Therapeutics, Inc. (A)	2,394	78,332
Surrozen, Inc. (A)	364	9,446
Sutro Biopharma, Inc. (A)	712	23,638
Swedish Orphan Biovitrum AB (A)	8,638	411,750
Syndax Pharmaceuticals, Inc. (A)	3,872	84,642
Tango Therapeutics, Inc. (A)	6,068	189,686
Taysha Gene Therapies, Inc. (A)	10,464	71,260

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tectonic Therapeutic, Inc. (A)	465	$15,984
Tenax Therapeutics, Inc. (A)	1,180	17,169
TG Therapeutics, Inc. (A)	6,260	343,924
Travere Therapeutics, Inc. (A)	3,847	218,548
TuHURA Biosciences, Inc. (A)(C)	1,208	2,827
Twist Bioscience Corp. (A)	2,674	275,101
Tyra Biosciences, Inc. (A)	1,629	52,030
Ultragenyx Pharmaceutical, Inc. (A)	4,228	141,173
Unicycive Therapeutics, Inc. (A)	1,196	5,609
United Therapeutics Corp. (A)	2,655	1,438,559
Upstream Bio, Inc. (A)	1,384	9,577
UroGen Pharma, Ltd. (A)	1,845	67,896
Vanda Pharmaceuticals, Inc. (A)	2,374	14,529
Vaxcyte, Inc. (A)	5,686	330,527
Vera Therapeutics, Inc. (A)	2,777	119,161
Veracyte, Inc. (A)	3,494	205,203
Verastem, Inc. (A)	3,997	15,269
Vericel Corp. (A)	2,242	99,747
Vertex Pharmaceuticals, Inc. (A)	6,446	3,201,922
Verve Therapeutics, Inc. (A)(D)	10,103	6,365
Vir Biotechnology, Inc. (A)	5,478	55,821
Viridian Therapeutics, Inc. (A)	3,966	72,855
Vor BioPharma, Inc. (A)	1,773	32,641
Voyager Therapeutics, Inc. (A)	3,072	10,752
X4 Pharmaceuticals, Inc. (A)	3,654	17,064
Xencor, Inc. (A)	3,141	50,570
Xenon Pharmaceuticals, Inc. (A)	4,258	257,013
XOMA Royalty Corp. (A)	450	19,125
Z Squared, Inc. (A)	1,951	20,642
Zenas Biopharma, Inc. (A)	1,257	31,903
Zentalis Pharmaceuticals, Inc. (A)	2,329	11,296
Zura Bio, Ltd. (A)	2,748	16,213
Zymeworks, Inc. (A)	2,159	56,436
		55,040,859
Health care equipment and supplies – 1.3%
Abbott Laboratories	44,235	4,013,884
Alcon, Inc.	24,154	1,628,702
Align Technology, Inc. (A)	1,691	285,204
Alphatec Holdings, Inc. (A)	5,415	46,840
AngioDynamics, Inc. (A)	1,587	20,647
Anteris Technologies Global Corp. (A)	3,562	35,086
Artivion, Inc. (A)	2,041	45,861
AtriCure, Inc. (A)	2,187	61,192
Avanos Medical, Inc. (A)	1,964	48,864
Axogen, Inc. (A)	2,264	104,574
Baxter International, Inc.	13,116	279,633
Becton, Dickinson and Company	6,998	1,059,007
Beta Bionics, Inc. (A)	1,896	29,710
BioMerieux	1,860	146,012
Bioventus, Inc., Class A (A)	2,208	20,844
Boston Scientific Corp. (A)	37,747	1,611,042
Butterfly Network, Inc. (A)	9,121	76,799
CapsoVision, Inc. (A)(C)	1,011	7,663
Ceribell, Inc. (A)	1,357	26,394
Cerus Corp. (A)	9,022	26,344
ClearPoint Neuro, Inc. (A)	1,180	21,051
Cochlear, Ltd.	3,161	265,511
Coloplast A/S, B Shares	6,096	347,194
CONMED Corp.	1,348	44,120
CVRx, Inc. (A)	535	2,750
Delcath Systems, Inc. (A)	1,288	16,216
Demant A/S (A)	4,094	168,159
Dentsply Sirona, Inc.	21,370	226,736
DexCom, Inc. (A)	9,800	660,030
Edwards Lifesciences Corp. (A)	14,623	1,322,797
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Electromed, Inc. (A)	357	$15,101
Embecta Corp.	2,499	8,147
Enovis Corp. (A)	2,535	52,475
Envista Holdings Corp. (A)	10,179	268,217
EssilorLuxottica SA	14,556	2,733,203
Establishment Labs Holdings, Inc. (A)	1,168	100,226
Fisher & Paykel Healthcare Corp., Ltd.	28,388	630,624
GE HealthCare Technologies, Inc.	11,553	739,508
Glaukos Corp. (A)	2,479	346,465
Globus Medical, Inc., Class A (A)	7,088	560,023
Haemonetics Corp. (A)	4,930	369,750
Hoya Corp.	16,358	2,638,566
ICU Medical, Inc. (A)	1,059	155,249
IDEXX Laboratories, Inc. (A)	2,003	1,054,459
Inogen, Inc. (A)	1,684	10,862
Inspire Medical Systems, Inc. (A)	1,255	55,986
Insulet Corp. (A)	1,759	267,808
Integer Holdings Corp. (A)	1,462	136,624
Integra LifeSciences Holdings Corp. (A)	2,983	53,575
Intuitive Surgical, Inc. (A)	8,994	3,576,734
iRadimed Corp.	371	35,453
iRhythm Technologies, Inc. (A)	1,424	169,385
Kestra Medical Technologies, Ltd. (A)	1,200	30,528
Koninklijke Philips NV	37,235	1,012,593
Lantheus Holdings, Inc. (A)	6,873	762,491
LeMaitre Vascular, Inc.	938	90,010
LivaNova PLC (A)	5,841	480,305
Medtronic PLC	32,606	2,550,767
Merit Medical Systems, Inc. (A)	2,535	175,777
MiniMed Group, Inc. (A)	1,348	20,153
Neogen Corp. (A)	9,593	86,241
Neuronetics, Inc. (A)(C)	1,556	2,023
NeuroPace, Inc. (A)	1,341	21,308
Novocure, Ltd. (A)	4,651	70,463
Olympus Corp.	51,178	535,894
Omnicell, Inc. (A)	1,972	81,877
OraSure Technologies, Inc. (A)	3,146	14,031
Orthofix Medical, Inc. (A)	2,042	18,664
OrthoPediatrics Corp. (A)	977	18,690
Paragon 28, Inc. (A)(D)	6,945	625
Penumbra, Inc. (A)	2,460	776,745
PROCEPT BioRobotics Corp. (A)	2,454	55,411
Pulse Biosciences, Inc. (A)(C)	830	23,016
QuidelOrtho Corp. (A)	3,030	53,070
ResMed, Inc.	3,684	717,938
RxSight, Inc. (A)	1,702	8,204
SANUWAVE Health, Inc. (A)	271	2,710
Senseonics Holdings, Inc. (A)	1,881	10,684
Shoulder Innovations, Inc. (A)	359	7,281
SI-BONE, Inc. (A)	1,940	31,661
Siemens Healthineers AG (B)	16,357	637,965
Sight Sciences, Inc. (A)	1,839	9,967
Smith & Nephew PLC	37,152	536,928
Solventum Corp. (A)	3,738	288,387
Sonova Holding AG	2,378	564,401
STAAR Surgical Company (A)	1,471	42,203
STERIS PLC	2,491	524,530
Straumann Holding AG	5,395	709,161
Strive, Inc., Class A (A)(C)	2,741	29,904
Stryker Corp.	8,762	2,758,628
Tactile Systems Technology, Inc. (A)	1,002	29,840
Tandem Diabetes Care, Inc. (A)	3,043	45,919
Terumo Corp.	64,409	879,668
The Cooper Companies, Inc. (A)	4,955	355,323
TransMedics Group, Inc. (A)	1,476	98,036

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
UFP Technologies, Inc. (A)	326	$86,432
Utah Medical Products, Inc.	138	9,519
Varex Imaging Corp. (A)	2,173	22,664
Zimmer Biomet Holdings, Inc.	4,913	422,960
		42,338,901
Health care providers and services – 1.2%
Acadia Healthcare Company, Inc. (A)	4,008	118,356
Accendra Health, Inc. (A)	3,176	10,862
AdaptHealth Corp. (A)	4,477	46,650
Addus HomeCare Corp. (A)	784	78,768
agilon health, Inc. (A)	538	57,663
AirSculpt Technologies, Inc. (A)	216	972
Alignment Healthcare, Inc. (A)	8,800	209,528
AMN Healthcare Services, Inc. (A)	1,696	54,900
Ardent Health, Inc. (A)	903	8,886
Astrana Health, Inc. (A)	1,971	91,474
Aveanna Healthcare Holdings, Inc. (A)	3,425	29,352
BrightSpring Health Services, Inc. (A)	6,985	487,134
Brookdale Senior Living, Inc. (A)	10,292	165,598
Cardinal Health, Inc.	5,948	1,413,007
Castle Biosciences, Inc. (A)	1,311	31,267
Cencora, Inc.	4,941	1,398,204
Centene Corp. (A)	11,913	764,695
Chemed Corp.	830	386,564
Clover Health Investments Corp. (A)	18,186	95,295
Community Health Systems, Inc. (A)	5,418	18,096
Concentra Group Holdings Parent, Inc.	5,033	149,732
CorVel Corp. (A)	1,289	80,588
Cross Country Healthcare, Inc. (A)	1,468	19,392
CVS Health Corp.	32,404	3,352,194
DaVita, Inc. (A)	815	181,321
Elevance Health, Inc.	5,515	2,132,816
Encompass Health Corp.	6,205	627,201
Fresenius Medical Care AG	9,219	417,351
Fresenius SE & Company KGaA	20,418	932,826
Fulgent Genetics, Inc. (A)	895	18,365
GeneDx Holdings Corp. (A)	865	59,382
Guardian Pharmacy Services, Inc., Class A (A)	772	32,324
HCA Healthcare, Inc.	3,944	1,537,726
HealthEquity, Inc. (A)	8,930	806,558
Henry Schein, Inc. (A)	2,459	205,376
Hims & Hers Health, Inc. (A)	22,545	781,635
Hinge Health, Inc., Class A (A)	1,794	148,902
Humana, Inc.	3,049	1,211,124
Innovage Holding Corp. (A)	1,155	13,687
Labcorp Holdings, Inc.	2,082	582,960
LifeStance Health Group, Inc. (A)	8,324	89,150
Lumexa Imaging Holdings, Inc. (A)	1,045	11,788
McKesson Corp.	3,053	2,306,847
Nano-X Imaging, Ltd. (A)	2,422	2,810
National HealthCare Corp.	558	117,939
NeoGenomics, Inc. (A)	5,705	83,236
NMC Health PLC (A)(D)	19,536	0
NRC Health	643	13,870
Nutex Health, Inc. (A)	221	37,767
Omada Health, Inc. (A)	1,557	34,176
OPKO Health, Inc. (A)	17,857	26,786
Option Care Health, Inc. (A)	16,668	349,528
PACS Group, Inc. (A)	2,015	85,920
Pediatrix Medical Group, Inc. (A)	3,567	90,352
Privia Health Group, Inc. (A)	5,203	133,873
Progyny, Inc. (A)	2,881	83,059
Quest Diagnostics, Inc.	2,811	595,791
RadNet, Inc. (A)	3,076	189,697
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Sigma Healthcare, Ltd.	251,090	$478,092
Sonic Healthcare, Ltd.	22,098	318,006
Sonida Senior Living, Inc. (A)	1,265	51,612
Strata Critical Medical, Inc. (A)	2,945	15,520
Surgery Partners, Inc. (A)	3,467	58,246
Talkspace, Inc. (A)	6,332	32,926
Tenet Healthcare Corp. (A)	5,388	1,007,987
The Cigna Group	6,718	1,852,018
The Ensign Group, Inc.	3,626	581,248
The Oncology Institute, Inc. (A)	3,344	18,158
The Pennant Group, Inc. (A)	1,487	54,945
UnitedHealth Group, Inc.	23,063	9,585,675
Universal Health Services, Inc., Class B (C)	1,353	201,178
US Physical Therapy, Inc.	660	45,329
Viemed Healthcare, Inc. (A)	1,840	20,976
		37,333,236
Health care technology – 0.0%
Certara, Inc. (A)	5,170	33,864
Claritev Corp. (A)(C)	481	16,407
Doximity, Inc., Class A (A)	8,370	173,594
Evolent Health, Inc., Class A (A)	5,050	27,371
HealthStream, Inc.	1,079	29,403
HeartFlow, Inc. (A)	3,479	102,074
OptimizeRx Corp. (A)	475	2,717
Phreesia, Inc. (A)	2,160	22,226
Pro Medicus, Ltd.	2,777	392,594
Schrodinger, Inc. (A)	2,579	41,909
Simulations Plus, Inc. (A)	874	16,003
Teladoc Health, Inc. (A)	7,928	67,229
TruBridge, Inc. (A)	559	14,651
Veeva Systems, Inc., Class A (A)	3,813	676,693
Waystar Holding Corp. (A)	4,832	99,201
		1,715,936
Life sciences tools and services – 0.7%
10X Genomics, Inc., Class A (A)	5,146	197,298
Adaptive Biotechnologies Corp. (A)	6,674	143,157
Agilent Technologies, Inc.	7,177	953,321
Alamar Biosciences, Inc. (A)	618	16,742
Avantor, Inc. (A)	42,709	422,819
Azenta, Inc. (A)	1,871	47,748
BioLife Solutions, Inc. (A)	1,891	53,402
Bio-Rad Laboratories, Inc., Class A (A)	1,127	330,898
Bio-Techne Corp.	3,976	280,904
Bruker Corp.	6,951	418,311
Charles River Laboratories International, Inc. (A)	1,223	277,364
Codexis, Inc. (A)	3,667	8,287
CryoPort, Inc. (A)	2,184	34,289
Cytek Biosciences, Inc. (A)	5,880	26,048
Danaher Corp.	15,997	3,047,109
Eurofins Scientific SE	5,530	432,748
Fortrea Holdings, Inc. (A)	4,186	72,836
Ginkgo Bioworks Holdings, Inc. (A)	2,220	22,000
Illumina, Inc. (A)	9,464	1,664,055
IQVIA Holdings, Inc. (A)	4,239	819,060
Lonza Group AG	3,395	2,290,281
Maravai LifeSciences Holdings, Inc., Class A (A)	5,077	31,680
Medpace Holdings, Inc. (A)	1,411	747,251
Mesa Laboratories, Inc.	238	23,693
Mettler-Toledo International, Inc. (A)	513	655,363
OmniAb, Inc. (A)	4,546	11,183
OmniAb, Inc., $12.50 Earnout Shares (A)	967	2,214
OmniAb, Inc., $15.00 Earnout Shares (A)	967	2,182

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Pacific Biosciences of California, Inc. (A)	11,595	$19,480
Personalis, Inc. (A)	2,969	39,785
QIAGEN NV	9,961	385,333
Quanterix Corp. (A)	2,555	11,038
Repligen Corp. (A)	3,317	452,571
Revvity, Inc.	2,833	315,200
Sartorius Stedim Biotech	1,411	292,575
Sotera Health Company (A)	16,589	294,455
Thermo Fisher Scientific, Inc.	9,438	4,731,836
Waters Corp. (A)	2,494	935,350
West Pharmaceutical Services, Inc.	1,794	644,046
		21,153,912
Pharmaceuticals – 4.5%
Aclaris Therapeutics, Inc. (A)	5,378	28,450
Alto Neuroscience, Inc. (A)	1,154	30,454
Alumis, Inc. (A)	3,417	96,154
Amneal Pharmaceuticals, Inc. (A)	7,420	128,440
Amphastar Pharmaceuticals, Inc. (A)	1,349	27,223
Amylyx Pharmaceuticals, Inc. (A)	4,015	72,109
ANI Pharmaceuticals, Inc. (A)	875	72,433
Aquestive Therapeutics, Inc. (A)(C)	4,838	20,126
Arvinas, Inc. (A)	2,765	22,977
Astellas Pharma, Inc.	83,100	1,111,601
AstraZeneca PLC	73,095	13,647,143
AtaiBeckley, Inc. (A)	13,951	73,522
Atea Pharmaceuticals, Inc. (A)	2,985	13,880
Avalyn Pharma, Inc. (A)(C)	778	25,612
Bayer AG	47,487	2,626,419
BioAge Labs, Inc. (A)	1,557	38,162
Bristol-Myers Squibb Company	51,860	2,988,173
Chugai Pharmaceutical Company, Ltd.	32,464	1,499,615
Collegium Pharmaceutical, Inc. (A)	1,417	51,295
Contineum Therapeutics, Inc., Class A (A)	1,252	20,520
CorMedix, Inc. (A)(C)	3,296	25,874
Crinetics Pharmaceuticals, Inc. (A)	4,509	168,727
Daiichi Sankyo Company, Ltd.	82,410	1,325,174
Definium Therapeutics, Inc. (A)	4,722	222,123
Edgewise Therapeutics, Inc. (A)	3,097	125,831
Eisai Company, Ltd.	12,335	310,944
Elanco Animal Health, Inc. (A)	31,242	768,866
Eli Lilly & Company	20,090	24,096,549
Enliven Therapeutics, Inc. (A)	1,856	94,192
Esperion Therapeutics, Inc. (A)	11,064	34,962
Eton Pharmaceuticals, Inc. (A)	1,159	41,956
Evolus, Inc. (A)	2,423	16,816
EyePoint, Inc. (A)	3,410	48,763
Financiere de Tubize SA	968	255,734
Fulcrum Therapeutics, Inc. (A)	2,527	9,249
Galderma Group AG (A)	8,912	2,027,011
GSK PLC	196,091	5,147,953
Haleon PLC	430,554	1,984,055
Harmony Biosciences Holdings, Inc. (A)	1,955	71,182
Harrow, Inc. (A)	1,406	59,713
Indivior Pharmaceuticals, Inc. (A)	5,150	211,305
Innoviva, Inc. (A)	3,204	72,763
Ipsen SA	1,621	312,398
Jazz Pharmaceuticals PLC (A)	3,925	945,807
Johnson & Johnson	61,134	15,526,202
Kyowa Kirin Company, Ltd.	11,434	181,981
LB Pharmaceuticals, Inc. (A)	1,024	33,234
Lexicon Pharmaceuticals, Inc. (A)	11,073	26,575
Ligand Pharmaceuticals, Inc. (A)	863	272,786
Liquidia Corp. (A)	3,035	241,981
Maze Therapeutics, Inc. (A)	1,560	46,550
MBX Biosciences, Inc. (A)	1,346	74,299
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	62,724	$8,060,034
Merck KGaA	6,247	1,047,276
Nektar Therapeutics (A)	1,487	103,807
Novartis AG	88,521	13,835,151
Novo Nordisk A/S, Class B	155,675	7,476,591
Nuvation Bio, Inc. (A)	10,972	62,321
Ocular Therapeutix, Inc. (A)	8,976	88,144
Omeros Corp. (A)	3,157	30,023
Orion OYJ, Class B	5,298	435,217
Otsuka Holdings Company, Ltd.	20,341	1,353,880
Pacira BioSciences, Inc. (A)	1,752	44,448
Perrigo Company PLC	6,088	63,254
Pfizer, Inc.	144,745	3,485,460
Phathom Pharmaceuticals, Inc. (A)	2,186	23,718
Phibro Animal Health Corp., Class A	934	29,328
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	2,054	97,093
Rapport Therapeutics, Inc. (A)	1,351	56,296
Recordati Industria Chimica e Farmaceutica SpA	5,055	296,319
Relmada Therapeutics, Inc. (A)	4,132	28,593
Roche Holding AG	33,960	13,960,489
Roche Holding AG, Bearer Shares	1,418	594,084
Sandoz Group AG	20,205	1,825,602
Sanofi SA	52,734	4,508,945
Septerna, Inc. (A)	984	32,954
Shionogi & Company, Ltd.	36,552	624,546
SIGA Technologies, Inc.	2,637	9,599
Supernus Pharmaceuticals, Inc. (A)	2,418	112,461
Takeda Pharmaceutical Company, Ltd.	76,913	2,451,574
Tarsus Pharmaceuticals, Inc. (A)	1,809	113,858
Teva Pharmaceutical Industries, Ltd., ADR (A)	56,283	1,906,868
Theravance Biopharma, Inc. (A)	1,800	30,600
Third Harmonic Bio, Inc. (A)(D)	4,081	0
Trevi Therapeutics, Inc. (A)	4,638	86,499
UCB SA	5,876	1,759,104
VeraDermics, Inc. (A)	943	115,932
Viatris, Inc.	29,575	469,651
WaVe Life Sciences, Ltd. (A)	6,192	35,976
Xeris Biopharma Holdings, Inc. (A)	7,472	59,178
Zevra Therapeutics, Inc. (A)	2,554	36,624
Zoetis, Inc.	10,647	765,093
		143,497,449
		301,080,293
Industrials – 13.3%
Aerospace and defense – 2.6%
AAR Corp. (A)	1,718	245,554
AeroVironment, Inc. (A)(C)	2,017	332,946
AerSale Corp. (A)	1,507	9,524
Aevex Corp., Class A (A)	799	16,691
Airbus SE	28,722	6,390,405
Archer Aviation, Inc., Class A (A)	29,043	137,373
Astronics Corp. (A)(C)	1,386	112,626
Astronics Corp., Class B (A)	253	19,228
ATI, Inc. (A)	8,537	1,682,643
Axon Enterprise, Inc. (A)	2,047	1,147,569
BAE Systems PLC	141,614	3,470,481
Beta Technologies, Inc., Class A (A)	1,542	25,829
BWX Technologies, Inc.	5,731	1,115,539
Byrna Technologies, Inc. (A)(C)	597	4,006
Cadre Holdings, Inc.	1,395	39,771
Carpenter Technology Corp.	3,108	1,917,139
CSG NV (A)	7,250	105,809
Curtiss-Wright Corp.	2,311	1,751,183

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Dassault Aviation SA	826	$271,327
Ducommun, Inc. (A)	605	112,052
Elbit Systems, Ltd.	1,350	1,026,505
Eve Holding, Inc. (A)	4,146	10,406
Firefly Aerospace, Inc. (A)	3,450	101,430
General Dynamics Corp.	6,446	2,283,431
General Electric Company	26,497	9,902,724
Hensoldt AG	2,931	227,664
Hexcel Corp.	4,718	472,083
Honeywell Aerospace, Inc. (A)	8,046	1,778,810
Howmet Aerospace, Inc.	10,161	2,731,886
Huntington Ingalls Industries, Inc.	1,001	280,170
Innovative Solutions and Support, Inc. (A)	657	11,826
Intuitive Machines, Inc. (A)	5,518	118,030
Kongsberg Gruppen ASA	20,196	608,527
Kratos Defense & Security Solutions, Inc. (A)	11,730	584,858
L3Harris Technologies, Inc.	4,731	1,374,781
Leonardo SpA	19,562	1,050,290
Lockheed Martin Corp.	5,153	2,625,247
Melrose Industries PLC	60,343	380,502
Mercury Systems, Inc. (A)	2,429	297,140
Moog, Inc., Class A	3,007	1,274,487
MTU Aero Engines AG	2,606	1,085,928
National Presto Industries, Inc.	239	29,873
Northrop Grumman Corp.	3,391	1,727,070
Park Aerospace Corp.	838	31,978
Red Cat Holdings, Inc. (A)(C)	4,814	51,269
Redwire Corp. (A)	8,446	103,295
Rheinmetall AG	2,250	2,560,009
Rolls-Royce Holdings PLC	405,976	7,782,413
RTX Corp.	34,200	6,488,766
Saab AB, B Shares	15,483	807,196
Safran SA	16,683	6,574,448
Satellogic, Inc., Class A (A)	4,151	23,744
Sidus Space, Inc., Class A (A)	3,645	10,242
Singapore Technologies Engineering, Ltd.	75,466	607,829
StandardAero, Inc. (A)	11,851	354,463
TAT Technologies, Ltd. (A)	532	25,658
Textron, Inc.	4,416	405,080
Thales SA	4,480	1,151,366
The Boeing Company (A)	20,020	4,333,729
TransDigm Group, Inc.	1,420	1,891,497
V2X, Inc. (A)	1,265	94,318
Virgin Galactic Holdings, Inc. (A)(C)	4,409	12,742
Voyager Technologies, Inc., Class A (A)	2,254	72,692
VSE Corp.	1,217	278,085
Woodward, Inc.	3,727	1,585,615
York Space Systems, Inc. (A)(C)	850	20,927
		84,158,724
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	2,994	563,890
DHL Group	44,470	2,703,617
DSV A/S	9,298	2,212,490
Expeditors International of Washington, Inc.	3,322	541,420
FedEx Corp.	5,575	1,745,700
Forward Air Corp. (A)	1,201	16,226
GXO Logistics, Inc. (A)	7,197	364,888
Hub Group, Inc., Class A	2,602	113,942
InPost SA (A)	12,084	212,958
Radiant Logistics, Inc. (A)	1,718	16,252
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	18,960	$2,038,200
		10,529,583
Building products – 0.7%
A.O. Smith Corp.	2,843	178,313
AAON, Inc.	4,253	539,536
Advanced Drainage Systems, Inc.	4,483	703,652
AGC, Inc.	9,197	397,396
Allegion PLC	2,182	306,549
Apogee Enterprises, Inc.	923	42,218
Assa Abloy AB, B Shares	47,173	1,666,661
AZZ, Inc.	1,288	199,704
Belimo Holding AG	476	535,203
Builders FirstSource, Inc. (A)	2,732	244,459
Carlisle Companies, Inc.	2,525	915,944
Carrier Global Corp.	19,828	1,454,384
Cie de Saint-Gobain SA	21,526	1,952,029
CSW Industrials, Inc.	698	194,253
Daikin Industries, Ltd.	12,751	1,945,021
Fortune Brands Innovations, Inc.	7,462	409,664
Geberit AG	1,558	1,039,679
Gibraltar Industries, Inc. (A)	1,333	60,118
Griffon Corp.	1,668	162,680
Insteel Industries, Inc.	856	25,851
Janus International Group, Inc. (A)	5,941	32,973
Johnson Controls International PLC	15,494	2,263,828
Kingspan Group PLC	7,405	677,190
Lennox International, Inc.	804	460,652
Masco Corp.	5,123	416,859
Masterbrand, Inc. (A)	8,842	90,984
Nibe Industrier AB, B Shares	68,946	256,291
Owens Corning	5,037	800,682
Quanex Building Products Corp.	2,051	38,190
Resideo Technologies, Inc. (A)	5,948	184,983
ROCKWOOL A/S, B Shares	4,545	145,776
Simpson Manufacturing Company, Inc.	2,573	538,658
Tecnoglass, Inc.	1,078	50,461
Trane Technologies PLC	5,614	2,757,372
Trex Company, Inc. (A)	6,499	325,210
UFP Industries, Inc.	5,981	542,716
Zurn Elkay Water Solutions Corp.	6,471	326,980
		22,883,119
Commercial services and supplies – 0.5%
ABM Industries, Inc.	2,482	109,804
ACCO Brands Corp.	4,292	17,855
ACV Auctions, Inc., Class A (A)	7,484	53,810
Brambles, Ltd.	65,262	881,173
BrightView Holdings, Inc. (A)	3,147	44,593
Casella Waste Systems, Inc., Class A (A)	2,740	265,698
Cimpress PLC (A)	741	75,360
Cintas Corp.	8,636	1,468,811
Civeo Corp. (A)	492	17,220
Clean Harbors, Inc. (A)	3,107	928,216
Copart, Inc. (A)	22,507	634,472
CoreCivic, Inc. (A)	4,224	128,325
Dai Nippon Printing Company, Ltd.	17,526	321,575
Deluxe Corp.	1,939	46,303
Ennis, Inc.	1,231	26,159
Enviri Corp. (A)	1,169	25,660
Healthcare Services Group, Inc. (A)	3,018	74,122
HNI Corp.	3,100	125,271
Interface, Inc.	2,503	89,708
Liquidity Services, Inc. (A)	1,028	40,215
MillerKnoll, Inc.	2,996	61,298
MSA Safety, Inc.	2,270	396,297
Onterris, Inc. (A)	1,503	30,376

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
OPENLANE, Inc. (A)	4,570	$188,467
Perma-Fix Environmental Services, Inc. (A)	745	10,646
Pitney Bowes, Inc.	6,280	110,026
Quad/Graphics, Inc.	1,101	9,281
RB Global, Inc.	11,654	1,357,108
Rentokil Initial PLC	122,102	694,390
Republic Services, Inc.	5,079	1,082,233
Rollins, Inc.	7,459	311,339
Secom Company, Ltd.	19,171	761,591
Securitas AB, B Shares	23,112	379,561
Tetra Tech, Inc.	16,234	469,000
The Brink's Company	4,355	411,504
The GEO Group, Inc. (A)	5,497	162,436
TOPPAN Holdings, Inc.	10,684	338,766
UniFirst Corp.	630	166,610
Veralto Corp.	6,237	553,097
Verisure PLC (A)	11,245	125,365
Vestis Corp. (A)	4,032	58,545
Waste Management, Inc.	9,383	2,091,283
		15,143,569
Construction and engineering – 0.8%
ACS Actividades de Construccion y Servicios SA	8,535	1,255,129
AECOM	8,040	561,192
Ameresco, Inc., Class A (A)	1,443	39,827
API Group Corp. (A)	24,119	1,021,440
Arcosa, Inc.	2,131	309,613
Argan, Inc.	591	471,943
Bouygues SA	10,710	598,087
Bowman Consulting Group, Ltd. (A)	670	19,564
Cardinal Infrastructure Group, Inc., Class A (A)	589	55,484
Centuri Holdings, Inc. (A)	3,832	115,880
Comfort Systems USA, Inc.	893	1,769,881
Concrete Pumping Holdings, Inc. (A)	1,014	12,219
Construction Partners, Inc., Class A (A)	2,083	247,398
Dycom Industries, Inc. (A)	1,878	949,498
Eiffage SA	3,316	489,127
EMCOR Group, Inc.	1,129	936,935
Ferrovial NV	22,922	1,571,086
Fluor Corp. (A)	14,908	781,030
Granite Construction, Inc.	1,904	300,984
HOCHTIEF AG	714	413,869
IES Holdings, Inc. (A)	555	407,738
Kajima Corp.	19,165	698,621
Legence Corp., Class A (A)	2,529	215,547
Limbach Holdings, Inc. (A)	493	37,961
MasTec, Inc. (A)	3,854	1,603,495
Matrix Service Company (A)	1,203	16,481
MYR Group, Inc. (A)	672	336,269
NWPX Infrastructure, Inc. (A)	416	62,375
Obayashi Corp.	30,096	608,196
Orion Group Holdings, Inc. (A)	1,740	29,267
Quanta Services, Inc.	3,811	2,744,072
Shimizu Corp.	23,383	370,294
Skanska AB, B Shares	15,966	427,120
Sterling Infrastructure, Inc. (A)	1,920	1,611,571
Taisei Corp.	6,902	610,982
Tutor Perini Corp.	1,975	163,866
Valmont Industries, Inc.	1,214	701,206
Vinci SA	22,516	3,288,418
		25,853,665
Electrical equipment – 2.1%
ABB, Ltd.	75,759	8,241,006
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Acuity, Inc.	1,884	$709,627
Allient, Inc.	648	66,699
American Superconductor Corp. (A)	2,042	84,763
AMETEK, Inc.	5,821	1,408,333
Amprius Technologies, Inc. (A)	5,935	82,259
Array Technologies, Inc. (A)	6,730	49,869
Atkore, Inc.	1,480	112,539
Babcock & Wilcox Enterprises, Inc. (A)	5,787	81,597
Eaton Corp. PLC	9,861	4,201,969
Emerson Electric Company	14,224	2,036,166
Energy Vault Holdings, Inc. (A)	6,123	28,839
EnerSys	3,904	912,833
Enovix Corp. (A)	8,747	53,094
Eos Energy Enterprises, Inc. (A)(C)	14,905	87,641
Fluence Energy, Inc. (A)	3,785	75,246
FuelCell Energy, Inc. (A)	2,353	84,732
Fuji Electric Company, Ltd.	6,675	565,404
Fujikura, Ltd.	72,936	2,891,319
Furukawa Electric Company, Ltd.	31,600	950,439
GE Vernova, Inc.	6,824	8,017,245
Generac Holdings, Inc. (A)	1,495	437,751
Hubbell, Inc.	1,342	702,134
Hyliion Holdings Corp. (A)	6,062	31,583
Legrand SA	12,359	2,094,162
LSI Industries, Inc.	1,505	40,003
Mitsubishi Electric Corp.	91,931	3,371,522
NANO Nuclear Energy, Inc. (A)(C)	1,891	39,976
Net Power, Inc. (A)	1,068	1,784
Nextpower, Inc., Class A (A)	9,288	1,106,572
Nidec Corp. (A)	40,352	663,255
NuScale Power Corp. (A)	14,064	141,062
nVent Electric PLC	10,116	1,715,775
Plug Power, Inc. (A)	59,088	160,128
Power Solutions International, Inc. (A)	358	13,923
Preformed Line Products Company	110	45,162
Prysmian SpA	13,611	2,291,317
Regal Rexnord Corp.	4,164	991,823
Rockwell Automation, Inc.	2,826	1,399,096
Schneider Electric SE	26,501	8,671,807
Sensata Technologies Holding PLC	9,097	434,291
SES AI Corp. (A)	11,423	10,968
Shoals Technologies Group, Inc., Class A (A)	7,397	73,230
Siemens Energy AG	37,461	7,141,620
SKYX Platforms Corp. (A)	2,682	2,964
SunPower, Inc. (A)(C)	4,342	2,984
Sunrun, Inc. (A)	10,072	134,763
Vertiv Holdings Company, Class A	9,755	3,266,169
Vestas Wind Systems A/S	46,373	1,312,976
Vicor Corp. (A)	1,462	555,238
		67,595,657
Ground transportation – 0.7%
ArcBest Corp.	966	138,660
Avis Budget Group, Inc. (A)	1,061	156,848
Ayvens SA (B)	16,103	212,114
Central Japan Railway Company	36,295	774,717
Covenant Logistics Group, Inc.	713	31,500
CSX Corp.	47,189	2,242,893
East Japan Railway Company	46,609	974,035
FedEx Freight Holding Company, Inc. (A)	2,761	416,911
FTAI Infrastructure, Inc.	5,044	23,404
Grab Holdings, Ltd., Class A (A)	115,218	434,372
Hankyu Hanshin Holdings, Inc.	10,941	287,871
Heartland Express, Inc.	1,987	30,242
Hertz Global Holdings, Inc. (A)(C)	6,085	13,783

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
JB Hunt Transport Services, Inc.	1,892	$547,602
Knight-Swift Transportation Holdings, Inc.	10,165	791,549
Landstar System, Inc.	2,122	438,851
Marten Transport, Ltd.	2,705	46,932
MTR Corp., Ltd.	75,220	293,362
Norfolk Southern Corp.	5,704	1,794,421
Old Dominion Freight Line, Inc.	4,648	1,006,757
RXO, Inc. (A)	7,244	199,862
Ryder System, Inc.	2,420	638,323
Saia, Inc. (A)	1,668	702,495
Seibu Holdings, Inc.	9,607	188,199
Uber Technologies, Inc. (A)	51,696	3,730,383
Union Pacific Corp.	15,078	4,101,216
Werner Enterprises, Inc.	2,615	114,040
West Japan Railway Company	19,818	331,927
XPO, Inc. (A)	7,344	1,507,650
		22,170,919
Industrial conglomerates – 0.8%
3M Company	13,246	2,144,660
Brookfield Business Corp., Class A	3,067	91,550
CK Hutchison Holdings, Ltd.	129,593	1,098,383
Hikari Tsushin, Inc.	851	186,994
Hitachi, Ltd.	213,754	5,915,876
Honeywell International, Inc.	8,046	1,801,499
Investment AB Latour, B Shares	6,584	130,837
Jardine Matheson Holdings, Ltd.	7,791	480,453
Keppel, Ltd.	68,198	578,454
Lifco AB, B Shares	10,243	335,702
Siemens AG	35,909	11,544,994
Smiths Group PLC	14,711	499,728
Swire Pacific, Ltd., Class A	16,943	176,978
		24,986,108
Machinery – 2.6%
3D Systems Corp. (A)	6,582	19,878
Aebi Schmidt Holding AG	1,791	22,477
AGCO Corp.	3,759	449,952
AirJoule Technologies Corp. (A)	1,641	9,091
Alamo Group, Inc.	459	75,501
Albany International Corp., Class A	1,255	93,498
Alfa Laval AB	13,985	834,284
Alliance Laundry Holdings, Inc. (A)	1,945	51,581
Alstom SA (A)	16,750	292,631
Astec Industries, Inc.	1,039	63,576
Atlas Copco AB, A Shares	121,721	2,467,162
Atlas Copco AB, B Shares	71,676	1,270,675
Atmus Filtration Technologies, Inc.	3,604	183,768
Blue Bird Corp. (A)	1,373	108,412
Caterpillar, Inc.	11,697	12,456,135
CECO Environmental Corp. (A)	2,271	206,071
Chart Industries, Inc. (A)	2,812	587,539
CNH Industrial NV	55,070	618,436
Columbus McKinnon Corp.	1,485	22,468
Crane Company	3,070	684,825
Cummins, Inc.	3,504	2,499,088
Daifuku Company, Ltd.	15,147	671,012
Daimler Truck Holding AG	22,204	1,070,878
Deere & Company	6,379	4,046,391
Donaldson Company, Inc.	7,244	650,294
Douglas Dynamics, Inc.	1,037	55,946
Dover Corp.	3,420	767,038
Ebara Corp.	22,103	865,609
Energy Recovery, Inc. (A)	2,436	21,973
Enerpac Tool Group Corp.	2,273	81,510
Enpro, Inc.	922	347,529
Epiroc AB, A Shares	29,864	819,371
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Epiroc AB, B Shares	18,378	$426,546
Esab Corp.	3,580	353,095
ESCO Technologies, Inc.	1,134	396,945
FANUC Corp.	45,111	2,077,186
Federal Signal Corp.	2,628	337,672
Flowserve Corp.	7,995	592,909
Fortive Corp.	7,742	472,959
Franklin Electric Company, Inc.	1,632	174,934
GEA Group AG	7,083	486,360
Gencor Industries, Inc. (A)	553	8,251
Graco, Inc.	10,382	784,983
Graham Corp. (A)	465	57,562
Helios Technologies, Inc.	1,440	128,520
Hillman Solutions Corp. (A)	8,875	74,905
Hyster-Yale, Inc.	534	18,722
IDEX Corp.	1,880	426,666
IHI Corp.	47,103	795,251
Illinois Tool Works, Inc.	6,649	1,798,355
Indutrade AB	13,208	273,314
Ingersoll Rand, Inc.	9,044	741,518
ITT, Inc.	5,592	1,105,874
JBT Marel Corp.	2,278	330,310
Kadant, Inc.	516	162,143
Kawasaki Heavy Industries, Ltd.	35,511	642,645
Kennametal, Inc.	3,355	117,593
Knorr-Bremse AG	3,117	362,693
Komatsu, Ltd.	41,597	1,624,257
Kone OYJ, B Shares	15,882	903,447
Kubota Corp.	46,786	782,846
LB Foster Company, Class A (A)	473	21,365
Lincoln Electric Holdings, Inc.	3,427	909,903
Lindsay Corp.	455	56,329
Luxfer Holdings PLC	1,292	23,308
Makita Corp.	10,490	377,233
Mayville Engineering Company, Inc. (A)	658	24,649
Metso OYJ	31,054	539,998
Microvast Holdings, Inc. (A)	8,353	9,773
Miller Industries, Inc.	508	25,984
MINEBEA MITSUMI, Inc.	15,999	474,576
Mitsubishi Heavy Industries, Ltd.	154,918	3,520,153
Mueller Industries, Inc.	6,917	850,307
Mueller Water Products, Inc., Class A	6,736	173,991
Nordson Corp.	1,346	406,075
Oshkosh Corp.	3,900	598,572
Otis Worldwide Corp.	9,745	697,742
PACCAR, Inc.	13,366	1,605,524
Palladyne AI Corp. (A)(C)	1,870	11,370
Parker-Hannifin Corp.	3,202	3,131,940
Park-Ohio Holdings Corp.	491	18,879
Pentair PLC	4,104	314,613
Perma-Pipe International Holdings, Inc. (A)	342	9,313
Proto Labs, Inc. (A)	1,048	85,422
Rational AG	247	180,949
RBC Bearings, Inc. (A)	1,973	1,270,730
Richtech Robotics, Inc., Class B (A)(C)	8,311	17,536
Sandvik AB	50,022	2,065,666
Schindler Holding AG	969	308,033
Schindler Holding AG, Participation Certificates	1,934	641,114
SKF AB, B Shares	16,490	423,575
SMC Corp.	2,624	1,173,154
Snap-on, Inc.	1,316	529,558
Spirax Group PLC	3,569	323,793
SPX Technologies, Inc. (A)	3,132	767,872
Standex International Corp.	520	185,988

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	3,948	$371,586
Techtronic Industries Company, Ltd.	66,334	1,103,901
Tennant Company	771	67,493
Terex Corp.	12,102	876,064
The Elmet Group Company (A)	452	8,922
The Gorman-Rupp Company	945	86,694
The Greenbrier Companies, Inc.	1,341	65,722
The Manitowoc Company, Inc. (A)	1,720	23,891
The Middleby Corp. (A)	2,602	447,570
The Timken Company	3,956	574,886
The Toro Company	6,063	590,657
Titan International, Inc. (A)	2,618	20,185
Trelleborg AB, B Shares	9,314	388,058
Trinity Industries, Inc.	3,494	120,823
VAT Group AG (B)	1,305	1,144,381
Velo3D, Inc. (A)(C)	722	12,671
Volvo AB, B Shares	75,023	2,551,963
Wabash National Corp.	1,699	22,937
Wabtec Corp.	4,309	1,161,706
Wartsila OYJ ABP	23,597	901,220
Watts Water Technologies, Inc., Class A	1,719	672,903
Worthington Enterprises, Inc.	1,378	74,081
Xylem, Inc.	6,037	713,634
Yangzijiang Shipbuilding Holdings, Ltd.	124,860	331,229
		82,981,224
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	118	272,625
A.P. Moller - Maersk A/S, Series B	161	382,465
Costamare, Inc.	1,992	27,928
Genco Shipping & Trading, Ltd.	1,410	34,940
Himalaya Shipping, Ltd. (A)(C)	1,324	17,689
Kawasaki Kisen Kaisha, Ltd.	16,992	260,445
Kirby Corp. (A)	3,347	455,092
Kuehne + Nagel International AG	2,335	566,568
Matson, Inc.	1,304	250,668
Mitsui OSK Lines, Ltd.	16,229	519,887
Nippon Yusen KK	18,771	607,136
Pangaea Logistics Solutions, Ltd.	1,724	11,206
Safe Bulkers, Inc.	2,856	18,021
SITC International Holdings Company, Ltd.	65,256	261,778
		3,686,448
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	6,970	363,834
Allegiant Travel Company (A)	1,054	123,950
American Airlines Group, Inc. (A)	41,372	747,592
ANA Holdings, Inc.	7,795	142,704
Delta Air Lines, Inc.	16,595	1,554,288
Deutsche Lufthansa AG	28,986	332,146
FlyExclusive, Inc. (A)	1,084	2,168
Frontier Group Holdings, Inc. (A)	2,466	19,506
International Consolidated Airlines Group SA	55,732	353,794
JetBlue Airways Corp. (A)	14,762	84,586
Joby Aviation, Inc. (A)	29,186	260,339
Qantas Airways, Ltd.	35,840	263,327
Republic Airways Holdings, Inc. (A)	649	13,635
Ryanair Holdings PLC	20,184	630,926
Singapore Airlines, Ltd.	72,477	431,010
SkyWest, Inc. (A)	1,713	170,152
Southwest Airlines Company	12,413	638,276
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
United Airlines Holdings, Inc. (A)	8,243	$1,120,966
		7,253,199
Professional services – 0.8%
Asure Software, Inc. (A)	1,070	8,496
Automatic Data Processing, Inc.	10,152	2,273,540
Barrett Business Services, Inc.	985	34,987
BlackSky Technology, Inc. (A)	1,453	40,568
Booz Allen Hamilton Holding Corp.	7,544	457,694
Broadridge Financial Solutions, Inc.	2,937	402,222
Bureau Veritas SA	15,357	470,366
CACI International, Inc., Class A (A)	1,382	640,225
CBIZ, Inc. (A)	2,122	68,074
Clarivate PLC (A)	15,851	34,238
Computershare, Ltd.	25,161	666,337
Concentrix Corp.	1,884	42,211
Conduent, Inc. (A)	9,257	13,515
CRA International, Inc.	283	40,271
Equifax, Inc.	3,024	479,969
ExlService Holdings, Inc. (A)	9,557	247,144
Experian PLC	43,550	1,467,791
Exponent, Inc.	5,142	302,144
Falcon's Beyond Global, Inc., Class A (A)(C)	734	13,153
First Advantage Corp. (A)	3,520	63,536
Franklin Covey Company (A)	440	10,793
FTI Consulting, Inc. (A)	1,850	275,669
Genpact, Ltd.	9,861	271,178
Huron Consulting Group, Inc. (A)	714	64,374
IBEX Holdings, Ltd. (A)	502	15,246
ICF International, Inc.	800	58,288
Innodata, Inc. (A)	1,370	103,545
Insperity, Inc.	1,602	66,179
Intertek Group PLC	7,441	572,793
Jacobs Solutions, Inc.	2,999	377,874
KBR, Inc.	7,931	273,857
Kelly Services, Inc., Class A	1,465	17,990
Kforce, Inc.	766	35,941
Korn Ferry	2,198	146,343
Legalzoom.com, Inc. (A)	5,600	34,328
Leidos Holdings, Inc.	3,194	328,886
ManpowerGroup, Inc.	2,017	68,114
Maximus, Inc.	5,623	302,292
Mistras Group, Inc. (A)	812	14,186
Parsons Corp. (A)	3,346	175,297
Paychex, Inc.	8,189	805,224
Paylocity Holding Corp. (A)	2,713	283,590
Public Policy Holding Company, Inc.	245	1,815
Recruit Holdings Company, Ltd.	64,059	4,457,157
RELX PLC	86,318	2,728,064
Resolute Holdings Management, Inc. (A)	178	25,726
Science Applications International Corp.	2,696	297,665
SGS SA	8,003	928,052
Spire Global, Inc. (A)(C)	1,344	24,998
TIC Solutions, Inc. (A)	7,922	64,089
TransUnion	12,060	870,008
TriNet Group, Inc.	1,201	59,437
TrueBlue, Inc. (A)	1,805	12,581
TTEC Holdings, Inc. (A)	1,186	2,301
UL Solutions, Inc., Class A	4,867	495,753
Upwork, Inc. (A)	5,401	45,152
Verisk Analytics, Inc.	3,327	597,296
Verra Mobility Corp. (A)	7,247	30,800
Willdan Group, Inc. (A)	630	49,833

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Wolters Kluwer NV	10,958	$708,540
		23,467,735
Trading companies and distributors – 1.0%
AddTech AB, B Shares	12,564	444,007
AerCap Holdings NV	7,789	1,135,480
Applied Industrial Technologies, Inc.	2,312	781,803
Beijer Ref AB	19,768	289,740
BlueLinx Holdings, Inc. (A)	332	20,544
Boise Cascade Company	1,571	121,957
Brenntag SE	5,583	339,487
Bunzl PLC	15,672	546,934
Core & Main, Inc., Class A (A)	11,769	567,854
Custom Truck One Source, Inc. (A)	2,807	33,151
Distribution Solutions Group, Inc. (A)	542	14,824
DNOW, Inc. (A)	8,119	105,303
DXP Enterprises, Inc. (A)	563	95,001
Fastenal Company	29,155	1,400,315
GATX Corp.	3,761	666,412
Global Industrial, Inc.	737	24,660
Herc Holdings, Inc.	1,445	207,126
Hudson Technologies, Inc. (A)	1,633	9,373
ITOCHU Corp.	268,129	3,060,058
Karat Packaging, Inc.	381	12,748
Marubeni Corp.	68,231	1,989,177
McGrath RentCorp	1,079	130,591
Mitsubishi Corp.	146,059	3,907,395
Mitsui & Company, Ltd.	114,237	3,189,836
MSC Industrial Direct Company, Inc., Class A	2,864	340,673
NPK International, Inc. (A)	3,667	58,342
Rexel SA	10,734	470,262
Rush Enterprises, Inc., Class A	2,636	192,388
Rush Enterprises, Inc., Class B	438	33,507
SGH, Ltd.	9,836	317,711
Sumitomo Corp.	196,344	1,887,194
Sunbelt Rentals Holdings, Inc.	19,844	1,447,587
Titan Machinery, Inc. (A)	902	19,050
Toyota Tsusho Corp.	30,805	1,146,628
Transcat, Inc. (A)	405	37,572
United Rentals, Inc.	1,591	1,802,428
W.W. Grainger, Inc.	1,103	1,500,521
Watsco, Inc.	2,190	912,639
WESCO International, Inc.	3,047	1,052,525
Willis Lease Finance Corp.	166	37,981
Xometry, Inc., Class A (A)	1,994	192,461
		30,543,245
Transportation infrastructure – 0.1%
Aena SME SA (B)	36,253	1,104,724
Aeroports de Paris SA	1,555	202,763
Auckland International Airport, Ltd.	82,169	390,054
Getlink SE	11,963	254,291
Sky Harbour Group Corp. (A)	895	8,807
Transurban Group	150,818	1,499,575
		3,460,214
		424,713,409
Information technology – 25.2%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	3,378	46,954
Arista Networks, Inc. (A)	26,223	4,454,763
Aviat Networks, Inc. (A)	690	15,318
BK Technologies Corp. (A)	117	10,060
Calix, Inc. (A)	2,565	95,726
Ciena Corp. (A)	3,591	1,761,601
Cisco Systems, Inc.	100,312	11,782,648
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Clearfield, Inc. (A)	540	$21,487
Digi International, Inc. (A)	1,622	121,569
Extreme Networks, Inc. (A)	5,599	181,240
F5, Inc. (A)	1,433	596,071
Harmonic, Inc. (A)	4,837	78,988
Lantronix, Inc. (A)	1,758	10,337
Lumentum Holdings, Inc. (A)	1,976	1,695,527
Motorola Solutions, Inc.	4,216	1,750,863
NETGEAR, Inc. (A)	1,220	28,487
NetScout Systems, Inc. (A)	3,056	133,089
Nokia OYJ	242,866	3,238,915
Ondas, Inc. (A)(C)	21,000	173,040
Ribbon Communications, Inc. (A)	4,131	9,667
Telefonaktiebolaget LM Ericsson, B Shares	127,761	1,432,800
Viasat, Inc. (A)	5,468	491,081
Viavi Solutions, Inc. (A)	14,632	698,678
Vistance Networks, Inc. (A)	9,554	122,100
		28,951,009
Electronic equipment, instruments and components – 1.6%
908 Devices, Inc. (A)	1,181	10,275
Advanced Energy Industries, Inc.	2,379	887,058
Aeva Technologies, Inc. (A)	1,226	35,211
Amphenol Corp., Class A	31,243	5,508,766
Arlo Technologies, Inc. (A)	4,721	63,639
Arrow Electronics, Inc. (A)	3,199	682,699
Avnet, Inc.	5,131	455,735
Badger Meter, Inc.	1,284	190,520
Bel Fuse, Inc., Class A	85	24,755
Bel Fuse, Inc., Class B	516	171,849
Belden, Inc.	4,137	496,068
Benchmark Electronics, Inc.	1,555	153,432
CDW Corp.	3,244	456,236
Climb Global Solutions, Inc.	849	19,705
Cognex Corp.	10,410	753,892
Coherent Corp. (A)	4,968	1,959,727
Corning, Inc.	19,890	5,080,503
Crane NXT Company	5,269	269,562
CTS Corp.	1,249	81,422
Daktronics, Inc. (A)	1,750	34,230
ePlus, Inc.	1,152	95,881
Evolv Technologies Holdings, Inc. (A)	7,160	41,528
Fabrinet (A)	2,241	1,259,621
Flex, Ltd. (A)	9,338	1,513,410
Forward Industries, Inc. (A)	2,844	12,002
Frequency Electronics, Inc. (A)	280	18,578
Halma PLC	17,892	935,186
Hexagon AB, B Shares	100,356	830,280
Ibiden Company, Ltd.	11,234	1,696,123
Insight Enterprises, Inc. (A)	1,237	150,667
IPG Photonics Corp. (A)	1,593	186,891
Itron, Inc. (A)	1,915	165,705
Jabil, Inc.	2,679	1,032,701
Keyence Corp.	9,111	4,605,492
Keysight Technologies, Inc. (A)	4,355	1,524,555
Kimball Electronics, Inc. (A)	1,126	28,826
Knowles Corp. (A)	3,736	154,969
Kyocera Corp.	56,584	1,254,921
LightPath Technologies, Inc., Class A (A)	2,421	39,583
Lightwave Logic, Inc. (A)	6,967	65,908
Littelfuse, Inc.	1,582	720,332
Methode Electronics, Inc.	1,583	30,030
Mirion Technologies, Inc. (A)	10,426	186,938
M-Tron Industries, Inc. (A)	185	18,343
Murata Manufacturing Company, Ltd.	78,280	5,619,310
Napco Security Technologies, Inc.	1,521	57,768

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
nLight, Inc. (A)	2,413	$167,993
Novanta, Inc. (A)	3,791	615,052
OSI Systems, Inc. (A)	690	150,903
Ouster, Inc. (A)	2,705	169,117
PC Connection, Inc.	506	36,933
Plexus Corp. (A)	1,164	349,980
Powerfleet, Inc. (A)	5,310	20,337
RF Industries, Ltd. (A)	399	8,463
Rogers Corp. (A)	785	128,528
Sanmina Corp. (A)	3,353	848,577
ScanSource, Inc. (A)	939	48,913
TD SYNNEX Corp.	4,677	1,250,349
TDK Corp.	91,611	2,055,230
TE Connectivity PLC	7,413	1,494,535
Teledyne Technologies, Inc. (A)	1,177	784,941
TTM Technologies, Inc. (A)	6,496	1,214,882
Unusual Machines, Inc. (A)	1,974	44,020
Vishay Intertechnology, Inc.	5,311	285,626
Vishay Precision Group, Inc. (A)	531	79,602
Vontier Corp.	8,807	255,403
Yokogawa Electric Corp.	10,567	371,358
Zebra Technologies Corp., Class A (A)	1,210	318,545
		50,280,119
IT services – 0.7%
Accenture PLC, Class A	15,592	1,940,268
Akamai Technologies, Inc. (A)	3,692	436,431
Backblaze, Inc., Class A (A)	2,568	40,728
BigBear.ai Holdings, Inc. (A)(C)	21,079	77,360
Capgemini SE	7,392	742,102
Cognizant Technology Solutions Corp., Class A	12,035	466,116
Commerce.com, Inc. (A)	3,029	8,966
DigitalOcean Holdings, Inc. (A)	5,092	799,597
DXC Technology Company (A)	7,512	66,481
Everforth, Inc. (A)	1,841	32,899
Fastly, Inc., Class A (A)	6,608	121,323
Fujitsu, Ltd.	81,993	1,629,200
Gartner, Inc. (A)	1,700	220,354
Globant SA (A)	1,856	53,713
GoDaddy, Inc., Class A (A)	3,363	285,451
Grid Dynamics Holdings, Inc. (A)	3,272	18,585
IBM Corp.	23,869	6,712,201
Indra Sistemas SA	3,629	199,049
Kyndryl Holdings, Inc. (A)	14,102	159,494
NEC Corp.	59,349	1,432,821
Nomura Research Institute, Ltd.	18,262	512,322
Obic Company, Ltd.	15,647	367,467
Okta, Inc. (A)	10,488	1,431,088
Otsuka Corp.	11,022	188,701
Rackspace Technology, Inc. (A)(C)	3,999	26,113
SharonAI Holdings, Inc. (A)(C)	189	16,001
The Hackett Group, Inc.	1,247	13,430
TSS, Inc. (A)	931	11,451
Twilio, Inc., Class A (A)	9,494	1,958,897
Unisys Corp. (A)	2,786	10,197
VeriSign, Inc.	2,080	523,245
Whitefiber, Inc. (A)(C)	533	20,707
		20,522,758
Semiconductors and semiconductor equipment – 13.0%
ACM Research, Inc., Class A (A)	2,318	294,131
Advanced Micro Devices, Inc. (A)	41,411	24,056,064
Advantest Corp.	35,383	7,279,285
Aehr Test Systems (A)	1,317	126,511
Aeluma, Inc. (A)	550	12,144
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Allegro MicroSystems, Inc. (A)	7,766	$540,669
Alpha & Omega Semiconductor, Ltd. (A)	1,090	51,590
Ambarella, Inc. (A)	1,839	157,786
Ambiq Micro, Inc. (A)	805	71,082
Amkor Technology, Inc.	7,132	614,992
Amtech Systems, Inc. (A)	531	12,255
Analog Devices, Inc.	12,398	4,924,114
Applied Materials, Inc.	20,155	14,572,065
ASM International NV	2,265	2,604,707
ASML Holding NV	18,762	37,152,050
Atomera, Inc. (A)	1,705	14,851
Axcelis Technologies, Inc. (A)	1,346	255,000
AXT, Inc. (A)	2,687	193,679
BE Semiconductor Industries NV	3,432	1,133,425
Broadcom, Inc.	120,242	45,421,416
Canadian Solar, Inc. (A)	2,128	34,091
CEVA, Inc. (A)	1,207	56,922
Cirrus Logic, Inc. (A)	3,191	473,959
Cohu, Inc. (A)	2,006	148,263
Diodes, Inc. (A)	1,984	217,129
Disco Corp.	4,195	2,182,379
Entegris, Inc.	9,539	1,715,685
Everspin Technologies, Inc. (A)	856	20,698
First Solar, Inc. (A)	2,729	643,935
GSI Technology, Inc. (A)	1,436	11,100
Ichor Holdings, Ltd. (A)	1,512	169,767
Impinj, Inc. (A)	1,259	180,327
Indie Semiconductor, Inc., Class A (A)(C)	9,410	42,251
Infineon Technologies AG	63,124	5,946,400
Intel Corp. (A)	119,982	16,753,087
inTEST Corp. (A)	569	10,339
Kioxia Holdings Corp. (A)	15,178	8,821,905
KLA Corp.	33,174	10,008,928
Kopin Corp. (A)	7,734	34,648
Kulicke & Soffa Industries, Inc.	2,225	297,616
Lam Research Corp.	31,760	13,762,561
Lasertec Corp.	3,760	1,194,320
Lattice Semiconductor Corp. (A)	8,570	1,310,867
MACOM Technology Solutions Holdings, Inc. (A)	4,104	1,561,038
Marvell Technology, Inc.	22,236	6,623,882
MaxLinear, Inc. (A)	3,728	477,296
Microchip Technology, Inc.	13,743	1,253,362
Micron Technology, Inc.	28,640	33,058,866
MKS, Inc.	4,225	1,879,280
Monolithic Power Systems, Inc.	1,248	1,725,185
Navitas Semiconductor Corp. (A)	7,915	141,837
Nova, Ltd. (A)	1,475	784,453
NVE Corp.	220	23,001
NVIDIA Corp.	615,107	123,076,760
NXP Semiconductors NV	6,412	1,801,964
ON Semiconductor Corp. (A)	9,953	940,957
Onto Innovation, Inc. (A)	3,112	1,177,736
PDF Solutions, Inc. (A)	1,428	101,088
Penguin Solutions, Inc. (A)	2,167	164,714
Photronics, Inc. (A)	2,509	81,618
Power Integrations, Inc.	2,413	202,113
Qnity Electronics, Inc.	5,316	868,156
Qualcomm, Inc.	26,767	4,946,274
QuickLogic Corp. (A)	758	15,137
Rambus, Inc. (A)	6,764	897,853
Renesas Electronics Corp.	83,638	2,581,808
Rigetti Computing, Inc. (A)	14,416	278,517
SCREEN Holdings Company, Ltd.	7,377	827,528
Semtech Corp. (A)	5,825	942,776

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	3,482	$761,026
SiTime Corp. (A)	1,387	1,034,092
SkyWater Technology, Inc. (A)	1,606	55,921
Skyworks Solutions, Inc. (C)	3,820	258,996
STMicroelectronics NV	30,546	2,259,518
Synaptics, Inc. (A)	4,091	508,225
T1 Energy, Inc. (A)	7,927	75,148
Teradyne, Inc.	3,976	1,923,748
Texas Instruments, Inc.	23,113	6,889,292
Tokyo Electron, Ltd.	21,657	10,500,478
Tower Semiconductor, Ltd. (A)	5,402	1,398,670
Ultra Clean Holdings, Inc. (A)	1,939	276,482
Universal Display Corp.	2,720	235,525
Veeco Instruments, Inc. (A)	2,586	196,019
Wolfspeed, Inc. (A)(C)	1,246	60,120
		416,391,452
Software – 4.7%
8x8, Inc. (A)	5,934	10,147
A10 Networks, Inc.	3,104	115,965
ACI Worldwide, Inc. (A)	4,427	222,634
Adeia, Inc.	4,822	158,788
Adobe, Inc. (A)	10,265	2,104,530
Agilysys, Inc. (A)	1,140	119,130
Alarm.com Holdings, Inc. (A)	2,055	96,010
Alkami Technology, Inc. (A)	2,992	54,215
Amplitude, Inc., Class A (A)	4,459	34,111
Appfolio, Inc., Class A (A)	1,503	241,006
Appian Corp., Class A (A)	1,774	40,625
AppLovin Corp., Class A (A)	6,833	3,520,567
Arteris, Inc. (A)	1,518	73,760
Asana, Inc., Class A (A)	4,350	30,450
Autodesk, Inc. (A)	5,362	1,042,480
AvePoint, Inc. (A)	7,494	84,008
Bentley Systems, Inc., Class B	9,324	278,694
BILL Holdings, Inc. (A)	5,545	200,507
Bit Digital, Inc. (A)	14,493	26,087
Bitdeer Technologies Group, Class A (A)	5,608	88,999
Blackbaud, Inc. (A)	1,671	49,495
Blackline, Inc. (A)	2,191	61,501
Blend Labs, Inc., Class A (A)	8,439	14,431
Box, Inc., Class A (A)	5,823	154,542
Braze, Inc., Class A (A)	4,155	90,122
C3.ai, Inc., Class A (A)	6,076	55,231
Cadence Design Systems, Inc. (A)	7,005	2,629,117
Cerence, Inc. (A)	2,018	22,844
Check Point Software Technologies, Ltd. (A)	3,779	496,674
Cipher Digital, Inc. (A)	14,606	357,847
CleanSpark, Inc. (A)	10,901	158,610
Clear Secure, Inc., Class A	4,100	228,493
CommVault Systems, Inc. (A)	4,504	638,352
Consensus Cloud Solutions, Inc. (A)	817	31,169
Core Scientific, Inc. (A)	13,503	345,542
Crowdstrike Holdings, Inc., Class A (A)	6,464	4,932,937
Daily Journal Corp. (A)	58	34,869
Dassault Systemes SE	32,431	661,503
Datadog, Inc., Class A (A)	8,402	2,187,545
Digital Turbine, Inc. (A)	4,887	63,042
DocuSign, Inc. (A)	12,154	539,881
Dolby Laboratories, Inc., Class A	3,775	198,490
Domo, Inc., Class B (A)	2,912	9,115
Dropbox, Inc., Class A (A)	9,369	257,366
Duos Technologies Group, Inc. (A)	1,202	14,424
D-Wave Quantum, Inc. (A)(C)	15,884	381,057
Dynatrace, Inc. (A)	18,431	809,305
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
eGain Corp. (A)	538	$3,389
Fair Isaac Corp. (A)	589	703,725
Five9, Inc. (A)	3,317	70,718
Fortinet, Inc. (A)	15,815	2,429,500
Freshworks, Inc., Class A (A)	9,274	93,853
Gen Digital, Inc.	13,998	348,410
Guidewire Software, Inc. (A)	5,296	651,673
Hut 8 Corp. (A)	4,443	512,922
i3 Verticals, Inc., Class A (A)	941	20,100
Intapp, Inc. (A)	2,484	62,622
InterDigital, Inc.	2,740	775,776
Intuit, Inc.	7,023	1,833,003
JFrog, Ltd. (A)	4,696	426,772
Keel Infrastructure Corp. (A)	25,435	145,997
Life360, Inc. (A)	806	44,620
LiveRamp Holdings, Inc. (A)	2,687	101,139
Manhattan Associates, Inc. (A)	3,701	515,364
MARA Holdings, Inc. (A)	16,699	231,949
Microsoft Corp.	188,653	70,371,342
Mitek Systems, Inc. (A)	1,962	39,495
N-able, Inc. (A)	3,192	11,715
NCino, Inc. (A)	4,662	76,224
NCR Voyix Corp. (A)	6,234	50,932
Nebius Group NV (A)	9,761	2,695,695
Nemetschek SE	2,792	169,980
NextNav, Inc. (A)	4,418	78,773
Nutanix, Inc., Class A (A)	16,590	845,426
Octave Intelligence PLC, SDR (A)	10,036	161,878
OneSpan, Inc.	1,681	24,122
Ooma, Inc. (A)	1,190	22,872
Oracle Corp.	43,094	6,315,426
PagerDuty, Inc. (A)	3,771	36,390
Palantir Technologies, Inc., Class A (A)	58,311	6,803,144
Palo Alto Networks, Inc. (A)	20,596	7,023,648
PAR Technology Corp. (A)	1,870	32,575
Pegasystems, Inc.	5,645	169,181
Porch Group, Inc. (A)	4,220	63,469
Progress Software Corp. (A)	1,821	61,149
PTC, Inc. (A)	2,933	333,218
Q2 Holdings, Inc. (A)	2,758	132,660
Qualys, Inc. (A)	3,766	517,787
Rapid7, Inc. (A)	3,098	25,094
REalloys, Inc. (A)(C)	2,475	35,764
Red Violet, Inc. (A)	506	32,242
Rimini Street, Inc. (A)	2,237	9,530
Riot Platforms, Inc. (A)	15,355	420,420
Roper Technologies, Inc.	2,563	867,294
Salesforce, Inc.	20,775	3,254,612
SAP SE	50,475	7,780,628
Sapiens International Corp. NV (A)	3,147	136,895
ServiceNow, Inc. (A)	26,191	2,600,242
ServiceTitan, Inc., Class A (A)	2,652	187,523
Silvaco Group, Inc. (A)	588	8,109
SoundHound AI, Inc., Class A (A)(C)	17,234	111,504
Sprinklr, Inc., Class A (A)	5,176	26,708
Sprout Social, Inc., Class A (A)	2,928	22,106
SPS Commerce, Inc. (A)	1,609	91,987
Synopsys, Inc. (A)	4,865	2,170,131
Telos Corp. (A)	3,059	14,071
Tenable Holdings, Inc. (A)	4,957	182,814
Teradata Corp. (A)	4,110	142,412
The Sage Group PLC	44,644	484,345
Trimble, Inc. (A)	5,920	302,986
Tyler Technologies, Inc. (A)	1,071	313,225
UiPath, Inc., Class A (A)	26,715	290,392

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Varonis Systems, Inc. (A)	4,931	$206,905
Vertex, Inc., Class A (A)	3,254	37,356
Via Transportation, Inc., Class A (A)	2,358	42,774
Weave Communications, Inc. (A)	2,882	17,263
WiseTech Global, Ltd.	9,342	214,322
Workday, Inc., Class A (A)	5,173	633,279
Workiva, Inc. (A)	2,259	109,584
Xero, Ltd. (A)	7,833	393,784
Xperi, Inc. (A)	1,654	13,612
Yext, Inc. (A)	4,342	20,277
Zeta Global Holdings Corp., Class A (A)	9,766	192,195
		150,367,235
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	373,002	107,931,803
Canon, Inc. (C)	38,682	990,661
Corsair Gaming, Inc. (A)	2,022	19,553
Dell Technologies, Inc., Class C	7,347	3,169,937
Diebold Nixdorf, Inc. (A)	990	84,170
Eastman Kodak Company (A)	2,856	26,418
Everpure, Inc., Class A (A)	19,738	1,555,157
FUJIFILM Holdings Corp.	54,113	1,157,664
GPGI, Inc. (C)	7,847	124,375
Hewlett Packard Enterprise Company	33,697	1,520,072
HP, Inc.	23,226	509,578
Immersion Corp.	1,650	11,171
Infleqtion, Inc. (A)	5,110	68,065
Logitech International SA	6,995	656,190
NetApp, Inc.	5,011	775,502
One Stop Systems, Inc. (A)	993	18,053
Quantum Computing, Inc. (A)(C)	8,886	86,194
Sandisk Corp. (A)	3,761	8,551,499
Seagate Technology Holdings PLC	5,695	5,495,675
Super Micro Computer, Inc. (A)	12,830	376,304
Western Digital Corp.	8,754	5,591,355
Xerox Holdings Corp. (C)	4,957	15,515
		138,734,911
		805,247,484
Materials – 3.5%
Chemicals – 1.4%
AdvanSix, Inc.	1,231	24,472
Air Liquide SA	30,801	6,099,428
Air Products & Chemicals, Inc.	5,655	1,657,933
Akzo Nobel NV	7,441	506,031
Albemarle Corp.	2,995	404,415
Alto Ingredients, Inc. (A)	3,292	18,764
Arq, Inc. (A)	1,005	2,563
Asahi Kasei Corp.	59,415	660,819
Ashland, Inc.	4,861	320,291
ASP Isotopes, Inc. (A)(C)	5,077	31,579
Aspen Aerogels, Inc. (A)	3,307	20,966
Avient Corp.	9,756	360,582
Axalta Coating Systems, Ltd. (A)	13,388	458,137
Balchem Corp.	1,395	235,685
BASF SE	43,142	2,306,072
Cabot Corp.	5,468	496,604
CF Industries Holdings, Inc.	3,902	422,431
Corteva, Inc.	16,986	1,438,544
Dow, Inc.	18,304	500,797
DSM-Firmenich AG	7,969	756,396
DuPont de Nemours, Inc.	3,470	470,671
Ecolab, Inc.	6,433	1,792,298
Ecovyst, Inc. (A)	4,749	59,125
EMS-Chemie Holding AG	339	290,590
Evonik Industries AG	12,389	224,804
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Flotek Industries, Inc. (A)	580	$13,642
FMC Corp. (C)	5,596	64,354
Givaudan SA	446	1,886,472
Hawkins, Inc.	847	120,359
HB Fuller Company	2,384	138,963
Huntsman Corp.	7,301	77,537
ICL Group, Ltd.	34,313	172,112
Ingevity Corp. (A)	1,541	115,066
Innospec, Inc.	1,053	85,704
International Flavors & Fragrances, Inc.	6,484	513,662
Intrepid Potash, Inc. (A)	518	16,980
Koppers Holdings, Inc.	825	37,043
Linde PLC	11,742	6,093,393
LSB Industries, Inc. (A)	2,700	29,187
LyondellBasell Industries NV, Class A	6,558	345,279
Mativ Holdings, Inc.	2,501	18,933
Minerals Technologies, Inc.	1,359	100,525
Mitsubishi Chemical Group Corp.	57,483	403,355
NewMarket Corp.	478	378,213
Nippon Paint Holdings Company, Ltd.	45,833	298,949
Nippon Sanso Holdings Corp.	8,374	310,625
Nitto Denko Corp.	32,805	645,398
Novonesis A/S, B Shares	17,033	1,075,664
Olin Corp.	7,125	141,218
Orion SA	2,698	17,888
Perimeter Solutions, Inc. (A)	6,547	233,401
PPG Industries, Inc.	5,661	686,623
PureCycle Technologies, Inc. (A)(C)	6,351	51,507
Quaker Chemical Corp.	599	95,163
Rayonier Advanced Materials, Inc. (A)	2,940	23,108
Resonac Holdings Corp.	8,491	944,524
RPM International, Inc.	7,983	887,310
Sensient Technologies Corp.	1,851	228,210
Shin-Etsu Chemical Company, Ltd.	79,158	3,450,455
Sika AG	7,369	1,519,605
Solstice Advanced Materials, Inc.	9,934	880,152
Stepan Company	977	54,438
Syensqo SA	3,391	250,719
Symrise AG	6,418	643,788
The Chemours Company	6,662	136,704
The Mosaic Company	8,072	171,046
The Scotts Miracle-Gro Company	2,802	190,844
The Sherwin-Williams Company	5,825	2,005,664
Toray Industries, Inc.	61,814	432,984
Tronox Holdings PLC	5,355	33,737
Westlake Corp.	2,084	152,132
Yara International ASA	7,696	338,453
		46,071,085
Construction materials – 0.3%
Buzzi SpA	3,725	190,804
CRH PLC	16,970	1,815,790
Eagle Materials, Inc.	1,966	442,350
Heidelberg Materials AG	6,394	1,219,783
Holcim, Ltd. (A)	24,661	2,223,501
Knife River Corp. (A)	6,054	506,417
Martin Marietta Materials, Inc.	1,525	879,468
Titan America SA (A)	1,288	24,034
United States Lime & Minerals, Inc.	488	51,079
Vulcan Materials Company	3,295	972,058
		8,325,284
Containers and packaging – 0.2%
Amcor PLC	11,742	509,016
AptarGroup, Inc.	3,992	499,798
Ardagh Metal Packaging SA	6,461	30,625
Avery Dennison Corp.	1,943	315,446

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Ball Corp.	6,761	$421,886
Crown Holdings, Inc.	6,912	772,900
Graphic Packaging Holding Company	18,509	195,640
Greif, Inc., Class A	2,509	186,895
Greif, Inc., Class B	253	23,666
International Paper Company	13,448	512,369
Myers Industries, Inc.	1,637	57,802
O-I Glass, Inc. (A)	6,757	65,070
Packaging Corp. of America	2,249	535,892
Ranpak Holdings Corp. (A)	1,937	14,159
Silgan Holdings, Inc.	5,487	254,542
Smurfit WestRock PLC	13,320	616,183
Sonoco Products Company	6,185	348,525
TriMas Corp.	1,161	52,280
		5,412,694
Metals and mining – 1.6%
1911 Gold Corp. (A)	3,149	1,418
Alcoa Corp.	16,507	860,675
Alpha Metallurgical Resources, Inc. (A)	451	74,388
American Battery Technology Company (A)	5,207	14,736
Anglo American PLC	51,249	2,513,888
Antofagasta PLC	16,679	846,511
ArcelorMittal SA	20,604	1,242,277
BHP Group, Ltd.	245,618	10,235,623
Boliden AB	13,739	776,302
Caledonia Mining Corp. PLC	699	13,351
Century Aluminum Company (A)	3,020	138,950
Cleveland-Cliffs, Inc. (A)	35,681	335,045
Coeur Mining, Inc.	64,712	1,056,100
Commercial Metals Company	11,751	737,375
Compass Minerals International, Inc. (A)	1,376	42,835
Constellium SE (A)	5,815	185,324
Contango Silver & Gold, Inc. (A)	1,168	18,443
Critical Metals Corp. (A)(C)	2,929	30,022
Dakota Gold Corp. (A)	5,283	22,506
Elemental Royalty Corp.	1,583	27,639
Endeavour Mining PLC	10,311	505,043
Evolution Mining, Ltd.	98,175	811,784
Ferroglobe PLC	5,653	17,977
Fortescue, Ltd.	78,135	1,039,999
Freeport-McMoRan, Inc.	36,508	2,295,988
Fresnillo PLC	8,905	324,296
Friedman Industries, Inc.	333	10,716
Glencore PLC (A)	453,800	3,094,199
Gold Resource Corp. (A)	7,319	9,222
Hecla Mining Company	41,955	647,366
Hycroft Mining Holding Corp., Class A (A)(C)	2,363	55,294
Idaho Strategic Resources, Inc. (A)	690	22,598
Ivanhoe Electric, Inc. (A)	5,341	51,327
JFE Holdings, Inc.	27,817	268,559
JX Advanced Metals Corp.	26,493	731,188
Kaiser Aluminum Corp.	711	139,093
Lifezone Metals, Ltd. (A)	2,253	8,742
Lynas Rare Earths, Ltd. (A)	43,786	549,420
Materion Corp.	899	267,354
McEwen, Inc. (A)	2,239	40,593
Metallus, Inc. (A)	1,623	30,334
Mitsui Kinzoku Company, Ltd.	2,637	705,635
MP Materials Corp. (A)(C)	8,463	474,013
Newmont Corp.	27,112	2,532,261
NioCorp Developments, Ltd. (A)	6,215	29,956
Nippon Steel Corp. (C)	233,767	774,501
Norsk Hydro ASA	62,163	562,499
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Northern Star Resources, Ltd.	65,717	$870,072
Novagold Resources, Inc. (A)	15,113	90,225
Nucor Corp.	5,784	1,288,386
Pan American Silver Corp. (A)	54,671	30,124
Perpetua Resources Corp. (A)	3,706	76,937
PLS Group, Ltd. (A)	151,848	532,112
Ramaco Resources, Inc., Class A (A)	2,001	26,473
Reliance, Inc.	3,193	1,192,905
Rio Tinto PLC	51,562	4,878,011
Rio Tinto, Ltd.	17,973	2,162,508
Royal Gold, Inc.	5,096	1,017,213
Ryerson Holding Corp.	2,001	49,245
South32, Ltd.	216,863	588,871
SSR Mining, Inc. (A)	9,472	267,868
Steel Dynamics, Inc.	3,443	790,031
Sumitomo Metal Mining Company, Ltd.	11,597	537,876
SunCoke Energy, Inc.	3,784	30,461
Tredegar Corp. (A)	1,091	8,684
United States Antimony Corp. (A)(C)	5,763	41,839
US Gold Corp. (A)	545	8,355
USA Rare Earth, Inc. (A)	8,349	180,171
Vista Gold Corp. (A)	6,566	12,541
Vox Royalty Corp.	2,619	12,388
Warrior Met Coal, Inc.	2,287	185,613
Worthington Steel, Inc.	1,480	49,698
		50,101,972
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	639	10,020
Louisiana-Pacific Corp.	3,977	312,831
Magnera Corp. (A)	1,369	16,086
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	26,671	284,520
Svenska Cellulosa AB SCA, B Shares	28,681	293,322
Sylvamo Corp.	1,477	55,831
UPM-Kymmene OYJ	25,509	676,177
		1,659,035
		111,570,070
Real estate – 2.2%
Diversified REITs – 0.1%
AH Realty Trust, Inc.	3,566	25,247
Alpine Income Property Trust, Inc.	753	15,632
American Assets Trust, Inc.	2,243	55,380
Broadstone Net Lease, Inc.	8,176	168,998
CapitaLand Integrated Commercial Trust	294,882	541,106
Covivio SA	2,563	156,939
CTO Realty Growth, Inc.	1,293	27,812
Essential Properties Realty Trust, Inc.	9,267	276,620
Gladstone Commercial Corp.	2,105	25,892
Global Net Lease, Inc.	8,353	74,676
Land Securities Group PLC	36,014	310,266
Modiv Industrial, Inc.	658	11,449
NexPoint Diversified Real Estate Trust	1,704	8,844
Stockland	117,086	330,182
WP Carey, Inc.	13,933	996,210
		3,025,253
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	3,983	210,502
American Healthcare REIT, Inc.	12,055	628,668
CareTrust REIT, Inc.	24,468	987,284
Chiron Real Estate, Inc.	533	19,998
Community Healthcare Trust, Inc.	1,371	25,062
Diversified Healthcare Trust	9,789	91,038
Healthcare Realty Trust, Inc.	21,676	437,205
Healthpeak Properties, Inc.	17,509	374,693

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
LTC Properties, Inc.	2,084	$80,130
National Health Investors, Inc.	2,079	158,545
National Healthcare Properties, Inc. (A)	2,030	29,740
Omega Healthcare Investors, Inc.	18,629	888,231
Sabra Health Care REIT, Inc.	26,591	518,790
Universal Health Realty Income Trust	629	27,588
Ventas, Inc.	12,347	1,096,414
Welltower, Inc.	17,927	4,068,891
		9,642,779
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	9,153	153,862
Braemar Hotels & Resorts, Inc.	4,358	9,413
Chatham Lodging Trust	2,143	28,352
DiamondRock Hospitality Company	8,860	107,915
Host Hotels & Resorts, Inc.	16,176	383,533
Park Hotels & Resorts, Inc.	20,633	294,020
Pebblebrook Hotel Trust	4,914	95,381
RLJ Lodging Trust	5,411	64,120
Ryman Hospitality Properties, Inc.	2,669	343,100
Service Properties Trust	26,273	44,401
Summit Hotel Properties, Inc.	4,825	33,823
Sunstone Hotel Investors, Inc.	7,890	90,341
Xenia Hotels & Resorts, Inc.	4,103	83,537
		1,731,798
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	199,017	383,283
EastGroup Properties, Inc.	3,357	679,893
First Industrial Realty Trust, Inc.	8,293	508,444
Goodman Group	96,369	2,079,279
Industrial Logistics Properties Trust	2,581	22,893
Innovative Industrial Properties, Inc.	1,234	76,483
LXP Industrial Trust	2,503	134,862
One Liberty Properties, Inc.	1,017	24,835
Prologis, Inc.	23,678	3,207,659
Rexford Industrial Realty, Inc.	14,009	469,302
Segro PLC	58,895	683,218
STAG Industrial, Inc.	11,961	455,236
Terreno Realty Corp.	4,574	296,258
		9,021,645
Office REITs – 0.1%
Brandywine Realty Trust	7,777	24,653
BXP, Inc.	3,767	249,790
COPT Defense Properties	11,957	435,115
Cousins Properties, Inc.	10,293	308,584
Douglas Emmett, Inc.	7,170	84,606
Easterly Government Properties, Inc.	1,826	45,522
Empire State Realty Trust, Inc., Class A	6,491	35,116
Gecina SA	2,134	179,303
Highwoods Properties, Inc.	4,735	142,808
Hudson Pacific Properties, Inc. (A)	2,366	35,940
JBG SMITH Properties	2,713	39,800
Kilroy Realty Corp.	6,692	250,749
Nippon Building Fund, Inc.	362	280,795
Piedmont Realty Trust, Inc. (A)	5,726	52,393
Postal Realty Trust, Inc., Class A	1,190	29,322
SL Green Realty Corp.	3,136	162,351
Vornado Realty Trust	9,884	388,441
		2,745,288
Real estate management and development – 0.4%
Azrieli Group, Ltd.	2,106	285,528
CapitaLand Investment, Ltd.	113,176	218,126
CBRE Group, Inc., Class A (A)	7,436	1,001,555
CK Asset Holdings, Ltd.	84,585	477,859
Compass, Inc., Class A (A)	30,958	381,712
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
CoStar Group, Inc. (A)	10,371	$293,707
Cushman & Wakefield, Ltd. (A)	10,321	138,198
Daito Trust Construction Company, Ltd.	13,742	262,517
Daiwa House Industry Company, Ltd.	27,101	734,348
eXp World Holdings, Inc.	4,648	25,146
Fastighets AB Balder, B Shares (A)	33,372	178,002
Forestar Group, Inc. (A)	904	28,612
FRP Holdings, Inc. (A)	606	15,144
Henderson Land Development Company, Ltd.	64,353	204,110
Hongkong Land Holdings, Ltd.	46,778	333,250
Hulic Company, Ltd.	22,270	233,193
Jones Lang LaSalle, Inc. (A)	2,902	899,475
Marcus & Millichap, Inc.	1,133	35,316
Mitsubishi Estate Company, Ltd.	50,012	1,275,365
Mitsui Fudosan Company, Ltd.	119,891	1,111,200
Newmark Group, Inc., Class A	6,814	102,960
Opendoor Technologies, Inc. (A)	40,568	187,424
Sagax AB, Class B	10,635	169,142
Seaport Entertainment Group, Inc. (A)	464	12,342
Sino Land Company, Ltd.	183,382	240,861
Sumitomo Realty & Development Company, Ltd.	28,277	656,513
Sun Hung Kai Properties, Ltd.	63,031	907,225
Swiss Prime Site AG	3,878	632,798
Tejon Ranch Company (A)	1,275	23,843
The Real Brokerage, Inc. (A)(C)	8,568	15,594
The RMR Group, Inc., Class A	680	13,960
The St. Joe Company	1,701	106,534
Vonovia SE	34,858	859,928
Wharf Real Estate Investment Company, Ltd.	73,384	200,411
		12,261,898
Residential REITs – 0.2%
American Homes 4 Rent, Class A	19,815	664,199
AvalonBay Communities, Inc.	3,528	665,698
BRT Apartments Corp.	537	8,254
Camden Property Trust	2,553	292,293
Centerspace	754	42,367
Equity LifeStyle Properties, Inc.	12,131	781,843
Equity Residential	8,659	588,206
Essex Property Trust, Inc.	1,632	475,875
Independence Realty Trust, Inc.	24,869	415,064
Invitation Homes, Inc.	13,879	419,285
Mid-America Apartment Communities, Inc.	2,956	410,707
NexPoint Residential Trust, Inc.	1,065	29,735
UDR, Inc.	7,509	299,759
UMH Properties, Inc.	3,715	56,245
		5,149,530
Retail REITs – 0.3%
Acadia Realty Trust	5,957	124,561
Agree Realty Corp.	7,501	568,126
Alexander's, Inc.	98	27,005
Brixmor Property Group, Inc.	19,194	605,187
CBL & Associates Properties, Inc.	782	41,516
Curbline Properties Corp.	4,282	130,173
Federal Realty Investment Trust	1,997	246,510
FrontView REIT, Inc.	1,114	22,536
Getty Realty Corp.	2,436	81,265
InvenTrust Properties Corp.	3,396	120,218
Kimco Realty Corp.	17,128	434,195
Kite Realty Group Trust	21,488	609,829
Klepierre SA	10,399	434,611
Link REIT	126,462	590,115
NETSTREIT Corp.	4,213	89,021

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
NNN REIT, Inc.	11,901	$553,754
Phillips Edison & Company, Inc.	5,431	226,038
Realty Income Corp.	23,682	1,467,337
Regency Centers Corp.	4,185	333,712
Saul Centers, Inc.	716	26,771
Scentre Group	252,462	672,961
Simon Property Group, Inc.	8,235	1,841,758
SITE Centers Corp.	2,293	9,103
Tanger, Inc.	4,879	192,574
The Macerich Company	12,272	309,132
Unibail-Rodamco-Westfield (A)	5,225	611,466
Urban Edge Properties	5,587	127,831
Vicinity, Ltd.	190,656	339,717
Whitestone REIT	2,114	40,081
		10,877,103
Specialized REITs – 0.5%
American Tower Corp.	11,832	1,935,360
Crown Castle, Inc.	11,084	839,391
CubeSmart	14,163	563,263
Digital Realty Trust, Inc.	8,389	1,506,497
EPR Properties	4,786	277,636
Equinix, Inc.	2,505	2,611,187
Extra Space Storage, Inc.	5,365	779,535
Farmland Partners, Inc.	2,046	19,805
Four Corners Property Trust, Inc.	4,840	118,822
Gaming and Leisure Properties, Inc.	17,717	788,938
Gladstone Land Corp.	1,961	16,727
Iron Mountain, Inc.	7,556	954,398
Lamar Advertising Company, Class A	5,446	849,467
National Storage Affiliates Trust	4,442	197,536
Outfront Media, Inc.	6,913	226,470
Public Storage	4,012	1,277,060
Rayonier, Inc.	17,308	368,314
Safehold, Inc.	2,557	40,145
SBA Communications Corp.	2,694	475,383
Smartstop Self Storage REIT, Inc.	2,398	77,935
VICI Properties, Inc.	27,757	736,948
Weyerhaeuser Company	18,312	438,389
		15,099,206
		69,554,500
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA	1,193	377,974
Alliant Energy Corp.	6,560	500,462
American Electric Power Company, Inc.	13,818	1,890,441
BKW AG	957	160,915
Chubu Electric Power Company, Inc.	32,059	605,734
CK Infrastructure Holdings, Ltd.	29,229	222,848
CLP Holdings, Ltd.	79,379	741,940
Constellation Energy Corp.	8,119	2,016,516
Contact Energy, Ltd.	45,278	239,778
Duke Energy Corp.	19,799	2,506,157
Edison International	9,772	727,525
EDP SA	141,568	739,540
Elia Group SA/NV	2,109	335,835
Endesa SA	15,107	686,404
Enel SpA	368,568	4,227,617
Entergy Corp.	11,629	1,335,707
Evergy, Inc.	5,854	505,961
Eversource Energy	9,551	690,251
Exelon Corp.	25,985	1,211,421
FirstEnergy Corp.	13,221	628,526
Fortum OYJ	21,685	501,671
Genie Energy, Ltd., B Shares	1,259	18,193
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc. (A)	7,166	$96,956
Iberdrola SA	293,987	7,317,211
IDACORP, Inc.	3,466	524,406
MGE Energy, Inc.	1,645	134,133
NextEra Energy, Inc.	52,959	4,648,211
NRG Energy, Inc.	5,358	782,589
OGE Energy Corp.	12,909	628,152
Origin Energy, Ltd.	83,270	632,941
Otter Tail Corp.	1,675	150,717
PG&E Corp.	55,928	940,709
Pinnacle West Capital Corp.	3,078	329,346
Portland General Electric Company	12,228	633,777
Power Assets Holdings, Ltd.	66,957	487,902
PPL Corp.	19,107	694,539
Redeia Corp. SA	19,616	333,283
SSE PLC	58,593	1,890,358
Terna - Rete Elettrica Nazionale	68,011	794,169
The Kansai Electric Power Company, Inc.	45,808	647,352
The Southern Company	28,629	2,740,082
TXNM Energy, Inc.	10,629	603,515
Verbund AG	3,292	208,625
Xcel Energy, Inc.	15,854	1,273,076
		47,363,465
Gas utilities – 0.2%
APA Group	63,986	448,320
Atmos Energy Corp.	4,239	730,253
Brookfield Infrastructure Corp., Class A	5,475	210,788
Chesapeake Utilities Corp.	1,048	128,359
Hong Kong & China Gas Company, Ltd.	541,169	449,428
Italgas SpA	29,476	341,409
National Fuel Gas Company	5,945	459,013
Naturgy Energy Group SA	19,919	624,345
New Jersey Resources Corp.	10,719	600,693
Northwest Natural Holding Company	1,868	91,644
ONE Gas, Inc.	6,591	507,968
Osaka Gas Company, Ltd.	16,348	550,820
RGC Resources, Inc.	372	8,891
Snam SpA	97,474	703,676
Southwest Gas Holdings, Inc.	7,180	636,722
Spire, Inc.	6,197	483,924
Tokyo Gas Company, Ltd.	14,350	543,374
UGI Corp.	13,411	463,216
		7,982,843
Independent power and renewable electricity producers – 0.2%
EDP Renewables SA	15,378	248,422
Enlight Renewable Energy, Ltd. (A)	6,728	594,135
Hallador Energy Company (A)	1,540	26,781
Meridian Energy, Ltd.	64,006	211,730
OPC Energy, Ltd. (A)	8,241	255,248
Ormat Technologies, Inc.	6,540	712,206
Orsted A/S (A)(B)	22,352	502,465
RWE AG	27,865	1,802,030
Talen Energy Corp. (A)	2,840	1,091,298
The AES Corp.	18,111	265,507
Vistra Corp.	8,049	1,276,813
		6,986,635
Multi-utilities – 0.7%
Ameren Corp.	7,028	794,445
Avista Corp.	3,503	143,308
Black Hills Corp.	8,043	598,399
CenterPoint Energy, Inc.	16,612	731,592
Centrica PLC	223,277	505,702
CMS Energy Corp.	7,846	600,219

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	9,359	$1,035,386
Dominion Energy, Inc.	22,334	1,525,189
DTE Energy Company	5,283	804,971
E.ON SE	108,521	2,231,614
Engie SA	86,024	2,707,564
National Grid PLC	240,400	3,965,091
NiSource, Inc.	12,176	578,969
Northwestern Energy Group, Inc.	6,521	467,034
Public Service Enterprise Group, Inc.	12,655	1,027,080
Sembcorp Industries, Ltd.	43,200	212,475
Sempra	16,601	1,539,079
Unitil Corp.	794	41,836
Veolia Environnement SA	28,682	1,195,214
WEC Energy Group, Inc.	8,272	965,921
		21,671,088
Water utilities – 0.1%
American States Water Company	1,690	139,645
American Water Works Company, Inc.	4,959	652,505
Cadiz, Inc. (A)	3,527	14,743
California Water Service Group	2,605	126,733
Consolidated Water Company, Ltd.	787	23,217
Essential Utilities, Inc.	17,742	679,696
Global Water Resources, Inc.	1,409	10,201
H2O America	1,499	91,094
Middlesex Water Company	820	46,051
Pure Cycle Corp. (A)	1,042	11,160
Severn Trent PLC	13,098	512,775
The York Water Company	728	22,313
United Utilities Group PLC	35,908	623,076
		2,953,209
		86,957,240
TOTAL COMMON STOCKS (Cost $1,384,713,358)		$3,045,298,166
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Liberty Latin America, Ltd., 9.000%	700	15,183
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	2,577	169,675
Dr. Ing. h.c. F. Porsche AG	5,284	263,797
Porsche Automobil Holding SE	7,402	228,630
Volkswagen AG	9,967	799,566
		1,461,668
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	7,320	615,609
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	1,222	$320,590
TOTAL PREFERRED SECURITIES (Cost $3,617,955)		$2,413,050
RIGHTS – 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-16-26) (A)(E)	8,535	17,915
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(E)	1,230	1,587
TOTAL RIGHTS (Cost $22,989)		$19,502
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	674	283
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	5,593	1,540
TOTAL WARRANTS (Cost $0)		$1,823
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 3.6026% (F)(G)	12,949,568	129,487,909
TOTAL SHORT-TERM INVESTMENTS (Cost $129,492,002)		$129,487,909
Total Investments (Strategic Equity Allocation Trust) (Cost $1,517,846,304) – 99.4%		$3,177,220,450
Other assets and liabilities, net – 0.6%		19,596,548
TOTAL NET ASSETS – 100.0%		$3,196,816,998
Security Abbreviations and Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,246,754.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	375	Long	Sep 2026	$58,428,950	$58,974,375	$545,425
Russell 2000 E-Mini Index Futures	18	Long	Sep 2026	2,722,149	2,741,040	18,891
S&P 500 E-Mini Index Futures	191	Long	Sep 2026	71,794,348	72,085,788	291,440
S&P Mid 400 E-Mini Index Futures	16	Long	Sep 2026	6,121,260	6,216,000	94,740
						$950,496

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 9.0%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	291	$29,956
AST SpaceMobile, Inc. (A)(B)	4,494	399,337
AT&T, Inc.	107,143	2,217,860
ATN International, Inc.	281	7,444
Bandwidth, Inc., Class A (A)	464	29,371
Cogent Communications Holdings, Inc.	811	11,257
Comcast Corp., Class A	55,053	1,351,551
Globalstar, Inc. (A)	1,976	160,629
IDT Corp., Class B	360	20,938
Iridium Communications, Inc.	1,616	88,638
Liberty Capital Corp. (A)	301	6,592
Liberty Capital Corp., Class C (A)	329	7,093
Liberty Global, Ltd., Class C (A)	205	2,255
Liberty Latin America, Ltd., Class A (A)	1,075	8,428
Liberty Latin America, Ltd., Class C (A)	2,244	17,481
Lumen Technologies, Inc. (A)	15,769	121,106
Shenandoah Telecommunications Company	976	14,718
Uniti Group, Inc. (A)	3,699	42,428
Verizon Communications, Inc.	64,722	2,740,329
		7,277,411
Entertainment – 1.2%
AMC Entertainment Holdings, Inc., Class A (A)	9,337	17,740
Angel Studios, Inc. (A)	1,860	6,826
Atlanta Braves Holdings, Inc., Series A (A)	432	24,326
Atlanta Braves Holdings, Inc., Series C (A)	578	29,998
Cinemark Holdings, Inc.	1,776	56,352
Electronic Arts, Inc.	3,831	785,508
Firy, Inc. (A)	465	4,734
IMAX Corp. (A)	5	199
Liberty Media Corp.-Liberty Formula One, Series A (A)	599	52,436
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,252	309,395
Lionsgate Studios Corp. (A)	104	1,592
Live Nation Entertainment, Inc. (A)	3,556	651,139
Madison Square Garden Entertainment Corp. (A)	638	51,608
Madison Square Garden Sports Corp. (A)	302	121,356
Netflix, Inc. (A)	64,855	4,630,647
Playtika Holding Corp.	6,375	23,715
Reservoir Media, Inc. (A)	1,061	10,493
Roblox Corp., Class A (A)	10,180	553,588
Roku, Inc. (A)	2,001	276,418
Sphere Entertainment Company (A)	442	76,479
Spotify Technology SA (A)	3,162	1,451,769
Starz Entertainment Corp. (A)	316	9,120
StubHub Holdings, Inc., Class A (A)	5,195	66,860
Take-Two Interactive Software, Inc. (A)	2,843	710,693
The Marcus Corp.	499	11,707
The Walt Disney Company	27,203	2,618,289
TKO Group Holdings, Inc.	1,194	240,364
Warner Brothers Discovery, Inc. (A)	38,061	1,014,706
Warner Music Group Corp., Class A	2,313	62,613
		13,870,670
Interactive media and services – 6.8%
Alphabet, Inc., Class A	89,427	31,958,527
Alphabet, Inc., Class C	83,545	29,518,955
Angi, Inc. (A)	805	4,790
Bumble, Inc., Class A (A)	2,210	7,072
CarGurus, Inc. (A)	1,244	42,408
Cars.com, Inc. (A)	940	10,284
EverQuote, Inc., Class A (A)	522	12,418
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
FuboTV, Inc., Class A (A)(B)	479	$4,407
Gamesquare Holdings, Inc. (A)	2,722	1,075
Getty Images Holdings, Inc. (A)(B)	8,066	6,937
Grindr, Inc. (A)	2,885	41,457
Match Group, Inc.	3,547	134,963
MediaAlpha, Inc., Class A (A)	948	11,916
Meta Platforms, Inc., Class A	33,597	18,924,854
Nextdoor Holdings, Inc. (A)	5,231	11,874
People, Inc. (A)	1,099	50,730
Pinterest, Inc., Class A (A)	7,577	159,344
QuinStreet, Inc. (A)	952	13,947
Reddit, Inc., Class A (A)	2,143	371,982
RUM Group, Inc. (A)(B)	3,429	21,740
Shutterstock, Inc.	678	9,458
Snap, Inc., Class A (A)	21,970	97,547
Taboola.com, Ltd. (A)	4,074	20,370
Travelzoo (A)	254	2,967
TripAdvisor, Inc. (A)	1,741	23,869
Trump Media & Technology Group Corp. (A)	4,294	33,236
Webtoon Entertainment, Inc. (A)(B)	2,192	25,033
Yelp, Inc. (A)	882	21,627
Ziff Davis, Inc. (A)	594	31,108
ZipRecruiter, Inc., Class A (A)	1,374	5,153
ZoomInfo Technologies, Inc. (A)	4,556	13,349
		81,593,397
Media – 0.2%
Advantage Solutions, Inc. (A)(B)	221	9,556
AMC Global Media, Inc., Class A (A)	591	5,898
Boston Omaha Corp., Class A (A)	755	10,298
Cable One, Inc. (A)	99	5,258
Charter Communications, Inc., Class A (A)	1,932	274,750
Clear Channel Outdoor Holdings, Inc. (A)	8,524	20,628
DoubleVerify Holdings, Inc. (A)	2,536	27,490
EchoStar Corp., Class A (A)	2,422	245,833
Entravision Communications Corp., Class A	1,637	21,346
Fox Corp., Class A	2,792	145,631
Fox Corp., Class B	3,766	176,399
Gambling.com Group, Ltd. (A)	850	1,615
GD Culture Group, Ltd. (A)	5	10
Gray Media, Inc.	1,626	6,455
Ibotta, Inc., Class A (A)	349	11,922
iHeartMedia, Inc., Class A (A)	2,121	9,099
John Wiley & Sons, Inc., Class A	669	32,453
Liberty Broadband Corp., Series A (A)	537	17,871
Liberty Broadband Corp., Series C (A)	1,708	56,808
Magnite, Inc. (A)	2,262	42,933
MNTN, Inc., Class A (A)	999	9,191
National CineMedia, Inc.	1,936	7,357
News Corp., Class A	5,275	130,978
News Corp., Class B	3,208	90,016
Newsmax, Inc. (A)(B)	1,530	12,668
Nexstar Media Group, Inc.	467	83,402
NIQ Global Intelligence PLC (A)	4,678	43,739
Omnicom Group, Inc.	4,358	317,393
Optimum Communications, Inc., Class A (A)	8,670	12,572
Paramount Skydance Corp., Class B (B)	16,708	164,741
PubMatic, Inc., Class A (A)	763	10,011
Scholastic Corp.	342	15,732
Sinclair, Inc.	863	12,298
Sirius XM Holdings, Inc.	5,145	151,983
Stagwell, Inc. (A)	4,113	30,560
TechTarget, Inc. (A)	1,360	4,896

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A (A)	1,358	$3,762
The New York Times Company, Class A	2,458	172,011
The Trade Desk, Inc., Class A (A)	6,659	120,395
USA TODAY Company, Inc. (A)	2,369	20,255
Versant Media Group, Inc.	2,217	79,834
		2,616,047
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc.	857	31,075
Gogo, Inc. (A)	2,226	6,901
Millicom International Cellular SA	11	998
Spok Holdings, Inc.	546	5,591
Telephone & Data Systems, Inc.	1,628	60,252
T-Mobile US, Inc.	16,936	2,840,675
		2,945,492
		108,303,017
Consumer discretionary – 9.7%
Automobile components – 0.1%
Adient PLC (A)	1,259	23,140
Aptiv PLC (A)	3,267	200,528
BorgWarner, Inc.	3,168	210,355
Cooper-Standard Holdings, Inc. (A)	295	7,980
Dana, Inc.	1,668	45,386
Dauch Corp. (A)	3,693	20,016
Dorman Products, Inc. (A)	468	63,859
Fox Factory Holding Corp. (A)	706	11,963
Garrett Motion, Inc.	2,908	105,357
Gentex Corp.	3,272	82,683
Gentherm, Inc. (A)	555	18,931
Holley, Inc. (A)	2,234	5,697
Kodiak AI, Inc. (A)(B)	2,903	14,747
LCI Industries	374	39,599
Lear Corp.	772	103,494
Patrick Industries, Inc.	525	47,135
PHINIA, Inc.	579	47,692
QuantumScape Corp. (A)	8,885	67,171
Solid Power, Inc. (A)	3,511	9,093
Standard Motor Products, Inc.	411	16,017
Strattec Security Corp. (A)	70	5,702
The Goodyear Tire & Rubber Company (A)	4,438	29,291
Visteon Corp.	407	40,378
XPEL, Inc. (A)	450	22,320
		1,238,534
Automobiles – 2.2%
Empery Digital, Inc. (A)(B)	555	1,976
Faraday Future Intelligent Electric, Inc. (A)(B)	4,448	1,025
Ford Motor Company	60,083	835,154
General Motors Company	13,870	1,069,100
Harley-Davidson, Inc.	1,707	41,753
Lucid Group, Inc. (A)(B)	5,165	34,554
Rivian Automotive, Inc., Class A (A)	19,021	330,014
Tesla, Inc. (A)	57,641	24,243,805
Thor Industries, Inc.	810	60,880
Winnebago Industries, Inc.	466	14,558
		26,632,819
Broadline retail – 3.4%
Amazon.com, Inc. (A)	164,907	39,303,934
Coupang, Inc. (A)	25,681	446,079
Dillard's, Inc., Class A (B)	180	95,116
eBay, Inc.	6,877	768,505
Eightco Holdings, Inc. (A)(B)	3,501	2,435
Etsy, Inc. (A)	1,488	112,091
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Groupon, Inc. (A)(B)	662	$15,928
Kohl's Corp.	1,736	30,762
Macy's, Inc.	4,026	94,812
Ollie's Bargain Outlet Holdings, Inc. (A)	937	72,037
Pattern Group, Inc., Class A (A)	2,474	62,320
Savers Value Village, Inc. (A)	2,584	26,073
		41,030,092
Distributors – 0.1%
Genuine Parts Company	2,114	249,410
GigaCloud Technology, Inc., Class A (A)	459	14,504
Gold.com, Inc.	396	16,478
LKQ Corp.	3,937	103,661
Pool Corp.	564	121,204
		505,257
Diversified consumer services – 0.1%
ADT, Inc.	11,527	74,926
American Public Education, Inc. (A)	292	15,680
Bright Horizons Family Solutions, Inc. (A)	872	61,807
Carriage Services, Inc.	301	11,540
Coursera, Inc. (A)	4,691	26,457
Covista, Inc. (A)	535	66,693
Driven Brands Holdings, Inc. (A)	2,665	37,150
Duolingo, Inc. (A)	623	71,657
frontdoor, Inc. (A)	1,090	84,573
Graham Holdings Company, Class B	53	60,495
Grand Canyon Education, Inc. (A)	421	60,249
H&R Block, Inc.	1,921	73,152
ITT Educational Services, Inc. (A)(C)	608	0
KinderCare Learning Companies, Inc. (A)	2,095	8,904
Laureate Education, Inc. (A)	2,201	79,940
Liberty Live Holdings, Inc., Class A (A)	412	41,719
Liberty Live Holdings, Inc., Class C (A)	983	103,844
Lincoln Educational Services Corp. (A)	504	25,150
Matthews International Corp., Class A	577	15,533
McGraw Hill, Inc. (A)	3,037	28,760
OneSpaWorld Holdings, Ltd.	1,603	45,269
Perdoceo Education Corp.	970	31,040
Phoenix Education Partners, Inc.	599	19,677
Service Corp. International	2,143	162,782
Strategic Education, Inc.	356	27,277
Stride, Inc. (A)	653	56,315
Universal Technical Institute, Inc. (A)	854	36,526
WW International, Inc. (A)	202	3,228
		1,330,343
Hotels, restaurants and leisure – 1.7%
Accel Entertainment, Inc. (A)	1,682	21,210
Airbnb, Inc., Class A (A)	6,494	929,291
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,030	229,307
Aureus Greenway Holdings, Inc. (A)	363	1,448
Biglari Holdings, Inc., Class A (A)	4	8,419
Biglari Holdings, Inc., Class B (A)	33	14,059
BJ's Restaurants, Inc. (A)	333	20,225
Black Rock Coffee Bar, Inc., Class A (A)	314	2,603
Bloomin' Brands, Inc.	1,426	13,034
Booking Holdings, Inc.	12,153	2,166,151
Boyd Gaming Corp.	1,111	98,135
Brightstar Lottery PLC	72	772
Brinker International, Inc. (A)	668	112,224
Caesars Entertainment, Inc. (A)	3,145	94,916
Carnival Corp., Ltd.	18,977	542,173
Cava Group, Inc. (A)	1,789	140,401
Chipotle Mexican Grill, Inc. (A)	19,979	679,286
Choice Hotels International, Inc. (B)	715	78,843

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Churchill Downs, Inc.	1,069	$95,825
Cracker Barrel Old Country Store, Inc. (B)	358	19,081
Darden Restaurants, Inc.	1,754	361,342
Dave & Buster's Entertainment, Inc. (A)	602	6,863
Dine Brands Global, Inc.	234	8,401
Domino's Pizza, Inc.	512	151,572
DoorDash, Inc., Class A (A)	6,300	1,162,539
DraftKings, Inc., Class A (A)	7,570	191,218
Dutch Bros, Inc., Class A (A)	1,949	139,958
El Pollo Loco Holdings, Inc. (A)	553	9,379
Expedia Group, Inc.	1,795	459,305
First Watch Restaurant Group, Inc. (A)	1,012	13,045
Flutter Entertainment PLC (A)	2,693	275,144
Genius Sports, Ltd. (A)	3,922	23,767
Global Business Travel Group I (A)	8,406	78,932
Hilton Grand Vacations, Inc. (A)	1,244	65,148
Hilton Worldwide Holdings, Inc.	3,510	1,159,915
Hyatt Hotels Corp., Class A	634	122,895
Jack in the Box, Inc. (A)(B)	329	5,201
Krispy Kreme, Inc. (A)	2,918	10,301
Kura Sushi USA, Inc., Class A (A)	179	10,303
Las Vegas Sands Corp.	10,322	476,773
Life Time Group Holdings, Inc. (A)	3,403	138,979
Lindblad Expeditions Holdings, Inc. (A)	1,044	29,483
Lucky Strike Entertainment Corp. (B)	1,455	10,883
Marriott International, Inc., Class A	4,069	1,507,931
Marriott Vacations Worldwide Corp.	537	54,710
McDonald's Corp.	10,932	2,955,029
MGM Resorts International (A)	3,906	186,746
Monarch Casino & Resort, Inc.	285	37,509
Nathan's Famous, Inc.	73	7,417
Navan, Inc., Class A (A)	3,667	83,864
Norwegian Cruise Line Holdings, Ltd. (A)	6,920	146,081
Papa John's International, Inc. (B)	520	19,120
Penn Entertainment, Inc. (A)	2,079	44,407
Planet Fitness, Inc., Class A (A)	1,230	64,169
Portillo's, Inc., Class A (A)	1,264	5,991
Pursuit Attractions and Hospitality, Inc. (A)	449	25,131
Red Rock Resorts, Inc., Class A	919	59,790
Restaurant Brands International LP	82	4,284
Restaurant Brands International, Inc.	5,319	385,681
Royal Caribbean Cruises, Ltd.	4,155	1,319,337
Rush Street Interactive, Inc. (A)	1,592	47,346
Sabre Corp. (A)	6,333	13,236
Serve Robotics, Inc. (A)(B)	1,183	7,784
Shake Shack, Inc., Class A (A)	616	34,508
Sharplink, Inc. (A)(B)	3,042	14,602
Six Flags Entertainment Corp. (A)	1,591	33,888
Starbucks Corp.	17,500	1,788,325
Sweetgreen, Inc., Class A (A)	1,742	15,347
Target Hospitality Corp. (A)	1,628	33,146
Texas Roadhouse, Inc.	1,002	193,616
The Cheesecake Factory, Inc. (B)	749	59,575
The Wendy's Company (B)	2,994	24,820
Travel + Leisure Company	995	76,048
United Parks & Resorts, Inc. (A)	749	35,757
Vail Resorts, Inc.	544	74,066
Viking Holdings, Ltd. (A)	4,889	511,732
Wingstop, Inc.	425	73,699
Wyndham Hotels & Resorts, Inc.	1,143	96,252
Wynn Resorts, Ltd.	1,597	155,053
Xponential Fitness, Inc., Class A (A)	689	4,768
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	4,246	$678,766
		21,058,309
Household durables – 0.3%
Beazer Homes USA, Inc. (A)	546	15,315
Cavco Industries, Inc. (A)	119	73,111
Century Communities, Inc.	520	37,263
Champion Homes, Inc. (A)	857	75,519
D.R. Horton, Inc.	4,436	722,536
Dream Finders Homes, Inc., Class A (A)	686	11,840
Ethan Allen Interiors, Inc.	523	11,684
Garmin, Ltd.	9	2,138
GoPro, Inc., Class A (A)	2,569	1,999
Green Brick Partners, Inc. (A)	718	57,469
Hamilton Beach Brands Holding Company, Class B	241	5,550
Helen of Troy, Ltd. (A)	387	11,250
Hovnanian Enterprises, Inc., Class A (A)	97	13,814
Installed Building Products, Inc.	416	95,613
KB Home	942	58,960
La-Z-Boy, Inc.	693	27,803
Legacy Housing Corp. (A)	492	12,925
Leggett & Platt, Inc.	2,190	25,645
Lennar Corp., B Shares (B)	679	60,234
Lennar Corp., Class A	3,167	286,582
LGI Homes, Inc. (A)	393	25,026
M/I Homes, Inc. (A)	408	65,602
Meritage Homes Corp.	1,025	85,946
Mohawk Industries, Inc. (A)	940	114,050
Newell Brands, Inc.	6,701	41,144
NVR, Inc. (A)	43	292,976
PulteGroup, Inc.	2,917	400,242
SharkNinja, Inc. (A)	2,171	330,578
Somnigroup International, Inc.	3,249	254,722
Sonos, Inc. (A)	1,926	26,059
Taylor Morrison Home Corp. (A)	1,470	105,458
The Lovesac Company (A)	287	4,790
Toll Brothers, Inc.	1,419	233,780
TopBuild Corp. (A)	432	153,157
Whirlpool Corp.	876	34,532
XMAX, Inc. (A)(B)	722	6,563
		3,781,875
Leisure products – 0.1%
Acushnet Holdings Corp.	918	108,811
Brunswick Corp.	1,006	84,745
Callaway Golf Company (A)	2,874	54,002
Funko, Inc., Class A (A)	1,064	6,256
Hasbro, Inc.	2,155	177,981
Johnson Outdoors, Inc., Class A	222	10,221
Latham Group, Inc. (A)	2,110	13,652
Malibu Boats, Inc., Class A (A)	371	10,177
MasterCraft Boat Holdings, Inc. (A)	356	9,192
Mattel, Inc. (A)	4,651	64,556
Peloton Interactive, Inc., Class A (A)	6,385	37,735
Polaris, Inc.	887	60,706
Smith & Wesson Brands, Inc.	739	11,115
Sturm Ruger & Company, Inc.	267	10,106
Tron, Inc. (A)	4,059	6,535
YETI Holdings, Inc. (A)	1,145	56,746
		722,536
Specialty retail – 1.5%
1-800-Flowers.com, Inc., Class A (A)	1,138	3,960
Abercrombie & Fitch Company, Class A (A)	691	62,197
Academy Sports & Outdoors, Inc.	996	46,941

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Advance Auto Parts, Inc.	928	$57,740
American Eagle Outfitters, Inc.	2,569	44,187
Arhaus, Inc.	909	7,654
Arko Corp.	2,019	16,213
ARKO Petroleum Corp.	168	3,167
Asbury Automotive Group, Inc. (A)	297	59,721
AutoNation, Inc. (A)	523	97,168
AutoZone, Inc. (A)	253	808,573
Barnes & Noble Education, Inc. (A)	593	7,448
Bath & Body Works, Inc.	3,165	73,206
Bed Bath & Beyond, Inc. (A)	1,173	6,792
Best Buy Company, Inc.	3,204	243,120
Bob's Discount Furniture, Inc. (A)	2,116	33,475
Boot Barn Holdings, Inc. (A)	467	76,714
Build-A-Bear Workshop, Inc.	210	6,428
Burlington Stores, Inc. (A)	963	305,078
Caleres, Inc.	590	7,298
Camping World Holdings, Inc., Class A	1,031	7,867
CarMax, Inc. (A)	2,191	115,882
Carvana Company (A)	10,980	722,704
Chewy, Inc., Class A (A)	3,711	72,921
Citi Trends, Inc. (A)	166	9,601
Designer Brands, Inc., Class A	756	4,407
Dick's Sporting Goods, Inc.	1,005	227,944
EVgo, Inc. (A)(B)	2,401	4,586
Five Below, Inc. (A)	849	152,642
Floor & Decor Holdings, Inc., Class A (A)	1,657	98,360
GameStop Corp., Class A (A)	6,898	152,308
Genesco, Inc. (A)	189	6,383
Group 1 Automotive, Inc.	180	52,411
Haverty Furniture Companies, Inc.	400	10,212
Lands' End, Inc. (A)	608	6,372
Lithia Motors, Inc.	356	103,414
Lowe's Companies, Inc.	8,617	1,899,962
MarineMax, Inc. (A)	403	14,758
Monro, Inc.	501	8,572
Murphy USA, Inc.	285	153,578
National Vision Holdings, Inc. (A)	1,261	23,972
Newegg Commerce, Inc. (A)(B)	308	5,045
O'Reilly Automotive, Inc. (A)	12,865	1,184,738
Penske Automotive Group, Inc.	1,031	184,497
Petco Health & Wellness Company, Inc. (A)	4,083	11,106
Revolve Group, Inc. (A)	673	15,405
RH (A)	290	47,772
Ross Stores, Inc.	4,944	1,052,330
Sally Beauty Holdings, Inc. (A)	1,570	22,200
Shoe Station Group, Inc.	511	7,578
Signet Jewelers, Ltd.	627	54,047
Sleep Number Corp. (A)	483	11
Sonic Automotive, Inc., Class A	346	29,337
Stitch Fix, Inc., Class A (A)	2,100	8,631
The Buckle, Inc.	794	33,507
The Gap, Inc.	5,711	106,681
The Home Depot, Inc.	15,308	5,398,825
The RealReal, Inc. (A)	1,853	21,847
The TJX Companies, Inc.	16,999	2,575,349
ThredUp, Inc., Class A (A)	1,716	11,755
Tractor Supply Company	8,128	256,926
Ulta Beauty, Inc. (A)	673	303,510
Upbound Group, Inc.	983	20,859
Urban Outfitters, Inc. (A)	1,314	93,110
Valvoline, Inc. (A)	1,954	77,261
Victoria's Secret & Company (A)	1,243	103,766
Warby Parker, Inc., Class A (A)	1,662	50,425
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Wayfair, Inc., Class A (A)	1,674	$154,711
Williams-Sonoma, Inc.	1,825	425,408
Winmark Corp.	58	24,539
Zumiez, Inc. (A)	323	5,749
		18,102,861
Textiles, apparel and luxury goods – 0.2%
Amer Sports, Inc. (A)	14	474
Birkenstock Holding PLC (A)(B)	2,836	122,033
Capri Holdings, Ltd. (A)	1,852	34,392
Carter's, Inc.	572	23,544
Columbia Sportswear Company	817	50,507
Crocs, Inc. (A)	769	92,772
Deckers Outdoor Corp. (A)	2,176	216,055
Ermenegildo Zegna NV	4,320	56,246
Figs, Inc., Class A (A)	2,462	25,186
Fossil Group, Inc. (A)	1,109	4,591
G-III Apparel Group, Ltd.	671	22,619
Kontoor Brands, Inc.	861	71,756
Levi Strauss & Company, Class A	1,507	37,419
Lululemon Athletica, Inc. (A)	1,692	193,193
Movado Group, Inc.	328	12,894
NIKE, Inc., Class B	18,437	756,839
Oxford Industries, Inc.	253	8,822
PVH Corp.	702	52,131
Ralph Lauren Corp.	589	236,430
Steven Madden, Ltd.	1,117	47,026
Tapestry, Inc.	3,108	454,949
Under Armour, Inc., Class A (A)	1,402	8,959
Under Armour, Inc., Class C (A)	4,936	30,702
VF Corp.	6,030	100,580
Wolverine World Wide, Inc.	1,290	21,324
		2,681,443
		117,084,069
Consumer staples – 4.7%
Beverages – 1.0%
Brown-Forman Corp., Class A	3,175	86,868
Brown-Forman Corp., Class B	3,978	106,014
Celsius Holdings, Inc. (A)	3,948	115,597
Coca-Cola Consolidated, Inc.	870	166,100
Constellation Brands, Inc., Class A	2,655	369,284
Keurig Dr. Pepper, Inc.	20,816	681,308
MGP Ingredients, Inc.	389	6,815
Molson Coors Beverage Company, Class B	2,802	109,166
Monster Beverage Corp. (A)	15,011	1,442,857
National Beverage Corp. (A)	1,562	48,734
PepsiCo, Inc.	20,990	2,842,046
Primo Brands Corp.	5,589	136,595
The Boston Beer Company, Inc., Class A (A)	130	23,014
The Coca-Cola Company	66,028	5,366,096
The Vita Coco Company, Inc. (A)	880	58,203
		11,558,697
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	7,880	106,616
BJ's Wholesale Club Holdings, Inc. (A)	1,986	173,219
Casey's General Stores, Inc.	567	450,646
Costco Wholesale Corp.	6,817	6,377,099
Dollar General Corp.	3,380	389,072
Dollar Tree, Inc. (A)	3,026	365,995
Grocery Outlet Holding Corp. (A)	1,579	15,758
Ingles Markets, Inc., Class A	243	21,525
Maplebear, Inc. (A)	3,693	174,864
Natural Grocers by Vitamin Cottage, Inc.	406	12,594
Performance Food Group Company (A)	2,405	268,855

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
PriceSmart, Inc.	480	$93,763
Sprouts Farmers Market, Inc. (A)	1,448	122,472
SRX Global, Inc. (A)	8,656	785
Sysco Corp.	7,333	612,892
Target Corp.	6,942	906,695
The Andersons, Inc.	539	36,868
The Chefs' Warehouse, Inc. (A)	627	60,255
The Kroger Company	9,404	522,204
U.S. Foods Holding Corp. (A)	3,371	344,685
United Natural Foods, Inc. (A)	941	42,975
Village Super Market, Inc., Class A	163	6,875
Walmart, Inc.	122,486	13,872,764
Weis Markets, Inc.	408	31,950
		25,011,426
Food products – 0.4%
Adecoagro SA	104	993
Archer-Daniels-Midland Company	7,400	565,360
B&G Foods, Inc. (B)	1,388	5,524
Beyond Meat, Inc. (A)(B)	7,288	5,466
Bunge Global SA	2,970	316,988
Cal-Maine Foods, Inc.	706	56,875
Conagra Brands, Inc.	7,244	97,504
Darling Ingredients, Inc. (A)	2,436	133,054
Del Monte Corp.	782	21,826
Dole PLC	1,539	21,115
Flowers Foods, Inc.	3,333	26,331
Freshpet, Inc. (A)	760	44,931
General Mills, Inc.	8,102	281,950
Hormel Foods Corp.	8,521	211,491
Ingredion, Inc.	935	88,554
J&J Snack Foods Corp.	309	22,696
JBS NV, Class A	63	747
John B Sanfilippo & Son, Inc.	165	14,188
Lamb Weston Holdings, Inc.	2,137	92,276
Lifeway Foods, Inc. (A)	271	8,087
Mama's Creations, Inc. (A)	739	13,191
McCormick & Company, Inc.	4,049	204,151
Mission Produce, Inc. (A)	1,537	18,121
Mondelez International, Inc., Class A	19,676	1,138,060
Once Upon a Farm PBC (A)(B)	683	13,988
Pilgrim's Pride Corp.	3,688	103,670
Post Holdings, Inc. (A)	718	63,371
Seaboard Corp.	15	66,965
Seneca Foods Corp., Class A (A)	90	15,655
Smithfield Foods, Inc.	6,138	148,908
The Campbell's Company (B)	4,530	100,883
The Hershey Company	2,274	398,973
The J.M. Smucker Company	1,636	184,050
The Kraft Heinz Company	18,177	429,341
The Marzetti Company	431	49,203
The Simply Good Foods Company (A)	1,502	19,947
Tootsie Roll Industries, Inc.	761	30,098
Tyson Foods, Inc., Class A	4,320	247,320
Utz Brands, Inc.	1,549	11,927
Village Farms International, Inc. (A)	1,969	3,938
Vital Farms, Inc. (A)	714	8,304
Westrock Coffee Company (A)	1,497	12,141
		5,298,161
Household products – 0.6%
Central Garden & Pet Company, Class A (A)	1,003	38,886
Church & Dwight Company, Inc.	3,615	350,221
Colgate-Palmolive Company	12,283	1,126,105
Energizer Holdings, Inc.	1,062	22,769
Kimberly-Clark Corp.	5,060	555,436
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Oil-Dri Corp. of America	187	$19,113
Reynolds Consumer Products, Inc.	3,380	90,753
Spectrum Brands Holdings, Inc.	362	31,042
The Clorox Company	1,841	175,705
The Procter & Gamble Company	35,699	5,234,901
WD-40 Company	210	51,164
		7,696,095
Personal care products – 0.1%
BellRing Brands, Inc. (A)	1,867	24,159
Coty, Inc., Class A (A)	14,339	30,972
e.l.f. Beauty, Inc. (A)	910	67,340
Edgewell Personal Care Company	823	22,106
Herbalife, Ltd. (A)	1,607	21,132
Interparfums, Inc.	506	56,601
Kenvue, Inc.	29,339	560,668
Niagen Bioscience, Inc. (A)	1,309	4,176
Nu Skin Enterprises, Inc., Class A	860	4,541
Olaplex Holdings, Inc. (A)	11,204	22,968
The Estee Lauder Companies, Inc., Class A	3,802	300,168
The Honest Company, Inc. (A)	1,889	6,914
Upexi, Inc. (A)	1,206	946
USANA Health Sciences, Inc. (A)	380	8,113
		1,130,804
Tobacco – 0.5%
Altria Group, Inc.	25,669	1,846,885
Philip Morris International, Inc.	23,927	4,328,634
Turning Point Brands, Inc.	301	25,528
Universal Corp.	387	20,190
		6,221,237
		56,916,420
Energy – 3.1%
Energy equipment and services – 0.4%
Archrock, Inc.	2,691	109,551
Atlas Energy Solutions, Inc. (B)	1,940	32,223
Baker Hughes Company	15,183	842,657
Borr Drilling, Ltd. (A)	4,741	19,580
Bristow Group, Inc.	501	20,701
Cactus, Inc., Class A	1,071	54,867
Core Laboratories, Inc.	889	10,357
Expro Group Holdings NV (A)	1,928	28,477
Flowco Holdings, Inc., Class A	554	11,822
Forum Energy Technologies, Inc. (A)	211	10,599
Halliburton Company	12,836	435,782
Helix Energy Solutions Group, Inc. (A)	2,487	21,736
Helmerich & Payne, Inc.	1,564	51,205
Innovex International, Inc. (A)	1,155	28,644
Kodiak Gas Services, Inc.	1,320	99,172
Liberty Energy, Inc.	2,509	65,711
Nabors Industries, Ltd. (A)	246	20,666
National Energy Services Reunited Corp. (A)	1,587	47,499
Noble Corp. PLC	2,428	90,564
NOV, Inc.	5,606	103,991
Oceaneering International, Inc. (A)	1,586	64,265
Oil States International, Inc. (A)	1,122	8,987
Patterson-UTI Energy, Inc.	5,892	54,089
ProFrac Holding Corp., Class A (A)	2,915	16,936
ProPetro Holding Corp. (A)	1,943	27,863
RPC, Inc.	3,886	22,655
Seadrill, Ltd. (A)	13	492
Select Water Solutions, Inc.	1,708	34,126
SLB, Ltd.	22,938	1,066,388
Solaris Energy Infrastructure, Inc.	894	71,931

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
TechnipFMC PLC	6,140	$407,082
TETRA Technologies, Inc. (A)	2,142	24,269
Tidewater, Inc. (A)	766	51,039
Transocean, Ltd. (A)	81	396
WaterBridge Infrastructure LLC, Class A (B)	704	24,126
Weatherford International PLC	1,093	89,080
		4,069,528
Oil, gas and consumable fuels – 2.7%
American Resources Corp. (A)(B)	1,838	3,952
Antero Midstream Corp.	7,370	167,668
Antero Resources Corp. (A)	4,712	165,580
APA Corp.	5,426	176,725
Ardmore Shipping Corp.	640	8,966
Battalion Oil Corp. (A)	396	519
Big Sky Industrial, Inc. (A)	1,822	2,004
BKV Corp. (A)	1,736	47,497
California Resources Corp.	1,382	73,066
Calumet, Inc. (A)	1,356	48,843
Centrus Energy Corp., Class A (A)	292	49,018
Cheniere Energy, Inc.	3,227	771,285
Chevron Corp.	30,652	5,080,876
Chord Energy Corp.	878	100,355
Clean Energy Fuels Corp. (A)	3,928	8,052
CNX Resources Corp. (A)	2,161	73,323
Comstock Resources, Inc. (A)	4,570	68,184
ConocoPhillips	18,763	1,950,601
Core Natural Resources, Inc.	789	63,136
Crescent Energy Company, Class A	5,099	50,072
CVR Energy, Inc.	1,581	43,541
Delek US Holdings, Inc.	939	47,711
Devon Energy Corp.	17,636	728,720
DHT Holdings, Inc.	2,466	40,763
Diamondback Energy, Inc.	4,321	759,545
Diversified Energy Company	1,248	17,297
Dorian LPG, Ltd.	655	22,781
DT Midstream, Inc.	1,560	228,914
Encore Energy Corp. (A)	548	718
Energy Fuels, Inc. (A)(B)	3,721	53,955
EOG Resources, Inc.	8,226	1,067,159
EON Resources, Inc. (A)	1,124	496
EQT Corp.	9,566	508,624
Excelerate Energy, Inc., Class A	521	19,793
Expand Energy Corp.	3,676	335,214
Exxon Mobil Corp.	64,025	8,753,498
FLEX LNG, Ltd. (A)(B)	875	24,553
Frontline PLC	3,423	119,086
Gevo, Inc. (A)	4,043	6,065
Granite Ridge Resources, Inc.	2,789	12,299
Green Plains, Inc. (A)	1,119	17,210
Greenland Energy Company (A)	533	1,173
Gulfport Energy Corp. (A)	273	46,328
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Midstream LP, Class A	2,008	75,501
HF Sinclair Corp.	2,772	193,070
HighPeak Energy, Inc. (B)	2,152	15,042
International Seaways, Inc.	763	58,438
Kinder Morgan, Inc.	34,146	1,091,648
Kinetik Holdings, Inc.	1,065	51,482
Kosmos Energy, Ltd. (A)	9,368	19,766
Lightbridge Corp. (A)	539	4,738
Magnolia Oil & Gas Corp., Class A	2,858	73,108
Marathon Petroleum Corp.	4,528	1,157,674
Matador Resources Company	1,925	95,827
Murphy Oil Corp.	2,224	72,413
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Navigator Holdings, Ltd.	1,070	$19,934
New Era Energy & Digital, Inc. (A)	888	5,665
New Fortress Energy, Inc. (A)(B)	5,034	1,828
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	0
NextDecade Corp. (A)	4,207	31,721
Nordic American Tankers, Ltd.	3,354	18,581
Northern Oil and Gas, Inc.	1,668	30,274
Occidental Petroleum Corp.	15,159	736,273
ONEOK, Inc.	9,693	842,709
Ovintiv, Inc.	4,326	227,764
Par Pacific Holdings, Inc. (A)	769	43,126
PBF Energy, Inc., Class A	1,813	82,528
Peabody Energy Corp.	1,889	43,674
Permian Resources Corp., Class A	12,825	236,108
Phillips 66	6,161	1,041,517
Prairie Operating Company (A)	1,613	1,164
PrimeEnergy Resources Corp. (A)	27	4,506
Range Resources Corp.	3,582	133,215
REX American Resources Corp. (A)	559	25,239
Riley Exploration Permian, Inc.	390	12,854
Ring Energy, Inc. (A)	4,451	4,807
Sable Offshore Corp. (A)(B)	2,279	7,019
SandRidge Energy, Inc.	736	10,083
Scorpio Tankers, Inc.	791	54,785
SFL Corp., Ltd.	2,338	23,848
Sky Quarry, Inc. (A)	116	426
SM Energy Company	3,658	95,474
Sunococorp LLC	772	52,241
Talos Energy, Inc. (A)	2,840	36,664
Tamboran Resources Corp. (A)	436	14,174
Targa Resources Corp.	3,306	886,471
Teekay Corp., Ltd.	1,392	13,920
Teekay Tankers, Ltd., Class A	458	29,710
Texas Pacific Land Corp.	1,062	464,774
The Williams Companies, Inc.	18,763	1,394,841
Tsakos Energy Navigation, Ltd.	473	16,730
Uranium Energy Corp. (A)	7,547	80,451
Ur-Energy, Inc. (A)(B)	6,554	8,913
VAALCO Energy, Inc.	2,018	10,251
Valero Energy Corp.	4,597	1,197,243
Venture Global, Inc., Class A	7,933	88,294
Viper Energy, Inc., Class A	2,980	126,352
Vitesse Energy, Inc.	685	10,802
W&T Offshore, Inc.	2,644	8,329
World Kinect Corp.	835	27,505
		32,876,659
		36,946,187
Financials – 11.9%
Banks – 3.6%
1st Source Corp.	412	33,611
ACNB Corp.	264	15,676
Amalgamated Financial Corp.	503	23,088
Amerant Bancorp, Inc.	840	21,437
Ameris Bancorp	1,004	90,621
Ames National Corp.	290	8,587
Arrow Financial Corp.	427	17,503
Associated Banc-Corp.	2,199	67,663
Atlantic Union Bankshares Corp.	2,136	90,374
Avidbank Holdings, Inc. (A)	237	7,828
Axos Financial, Inc. (A)	865	84,242
Banc of California, Inc.	2,095	42,801
BancFirst Corp.	563	62,566
Bank First Corp.	171	25,368
Bank of America Corp.	110,116	6,274,410
Bank of Hawaii Corp.	555	45,227

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Marin Bancorp	470	$13,019
Bank OZK	1,616	84,177
Bank7 Corp.	210	10,280
BankUnited, Inc.	1,064	51,551
Bankwell Financial Group, Inc.	193	11,339
Banner Corp.	516	34,283
Bar Harbor Bankshares	479	18,087
Beacon Financial Corp.	1,260	38,367
Blue Ridge Bankshares, Inc.	2,480	8,754
BOK Financial Corp.	932	129,436
Bridgewater Bancshares, Inc. (A)	678	14,265
Burke & Herbert Financial Services Corp.	321	23,067
Business First Bancshares, Inc.	722	22,187
Byline Bancorp, Inc.	885	33,329
California BanCorp	576	12,004
Camden National Corp.	390	21,146
Capital Bancorp, Inc.	441	15,488
Capital City Bank Group, Inc.	388	19,175
Capitol Federal Financial, Inc.	2,587	22,015
Carter Bankshares, Inc.	407	13,842
Cathay General Bancorp	994	61,618
Central BanCo, Inc.	3,916	118,968
Central Pacific Financial Corp.	492	18,794
ChoiceOne Financial Services, Inc.	266	9,044
Citigroup, Inc.	26,836	3,755,967
Citizens Financial Group, Inc.	6,248	437,797
City Holding Company	208	27,589
Civista Bancshares, Inc.	543	15,323
CNB Financial Corp.	601	20,260
Coastal Financial Corp. (A)	241	18,680
CoastalSouth Bancshares, Inc.	253	6,793
Colony Bankcorp, Inc.	629	12,637
Columbia Banking System, Inc.	4,340	139,097
Columbia Financial, Inc. (A)	1,902	40,360
Commerce Bancshares, Inc.	2,137	123,412
Commercial Bancgroup, Inc.	352	11,366
Community Financial System, Inc.	870	58,394
Community Trust Bancorp, Inc.	395	28,582
Community West Bancshares	550	14,773
ConnectOne Bancorp, Inc.	850	28,424
Cullen/Frost Bankers, Inc.	931	143,858
Customers Bancorp, Inc. (A)	509	40,262
CVB Financial Corp.	2,691	60,682
Dime Commercial Bancshares, Inc.	745	30,284
Eagle Bancorp, Inc.	511	14,507
East West Bancorp, Inc.	2,085	269,153
Eastern Bankshares, Inc.	3,575	79,508
Enterprise Financial Services Corp.	589	38,803
Equity Bancshares, Inc., Class A	406	19,890
Esquire Financial Holdings, Inc.	139	16,556
Farmers & Merchants Bancorp, Inc.	486	14,862
Farmers National Banc Corp.	1,314	19,184
FB Bancorp, Inc. (A)	351	5,286
FB Financial Corp.	817	45,221
Fifth Third Bancorp	13,612	767,308
Financial Institutions, Inc.	321	12,509
First Bancorp (North Carolina)	672	42,961
First Bancorp (Puerto Rico)	2,392	62,359
First Bank	397	7,039
First Busey Corp.	1,412	41,654
First Business Financial Services, Inc.	209	13,203
First Citizens BancShares, Inc., Class A	166	345,411
First Commonwealth Financial Corp.	1,609	32,711
First Community Bankshares, Inc.	458	20,344
First Community Corp.	177	5,784
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	1,571	$53,147
First Financial Bankshares, Inc.	2,360	81,656
First Financial Corp.	233	18,044
First Hawaiian, Inc.	1,731	50,718
First Horizon Corp.	6,927	177,608
First Internet Bancorp	254	7,061
First Interstate BancSystem, Inc., Class A	1,437	55,411
First Merchants Corp.	1,072	46,836
First Mid Bancshares, Inc.	594	28,565
First National Corp.	241	7,235
Firstsun Capital Bancorp (A)	682	26,448
Five Star Bancorp	496	24,150
Flagstar Bank NA	6,347	94,824
FNB Corp.	4,343	82,864
Franklin Financial Services Corp.	83	5,196
Fulton Financial Corp.	2,577	62,338
FVCBankcorp, Inc.	627	10,973
GBank Financial Holdings, Inc. (A)	263	7,972
German American Bancorp, Inc.	777	36,876
Glacier Bancorp, Inc.	1,984	102,335
Great Southern Bancorp, Inc.	217	17,015
Greene County Bancorp, Inc.	368	12,361
Hancock Whitney Corp.	1,138	85,031
Hanmi Financial Corp.	530	17,172
HBT Financial, Inc.	864	27,639
Heritage Financial Corp.	751	22,245
Hilltop Holdings, Inc.	988	38,315
Home Bancorp, Inc.	148	10,141
Home BancShares, Inc.	2,993	85,450
HomeTrust Bancshares, Inc.	435	21,702
Hope Bancorp, Inc.	2,307	31,560
Horizon Bancorp, Inc.	1,133	22,637
Huntington Bancshares, Inc.	30,518	541,084
Independent Bank Corp. (Massachusetts)	735	61,534
Independent Bank Corp. (Michigan)	422	15,222
International Bancshares Corp.	979	74,355
Investar Holding Corp.	296	8,868
Isabella Bank Corp.	162	6,399
JPMorgan Chase & Co.	41,424	13,559,318
Kearny Financial Corp.	1,609	15,221
KeyCorp	15,980	368,339
Lakeland Financial Corp.	425	26,231
Live Oak Bancshares, Inc.	741	30,262
M&T Bank Corp.	2,235	531,952
Mechanics Bancorp, Class A	3,501	55,666
Mercantile Bank Corp.	346	19,867
Meridian Corp.	258	5,168
Metrocity Bankshares, Inc.	723	25,948
Metropolitan Bank Holding Corp.	183	18,073
Mid Penn Bancorp, Inc.	406	14,145
Midland States Bancorp, Inc.	392	12,207
MVB Financial Corp.	367	10,647
National Bank Holdings Corp., Class A	630	27,991
National Bankshares, Inc.	211	7,666
NB Bancorp, Inc.	828	17,496
NBT Bancorp, Inc.	945	46,655
Nicolet Bankshares, Inc.	326	53,917
Northeast Bank	123	16,301
Northeast Community Bancorp, Inc.	351	9,737
Northfield Bancorp, Inc.	1,118	16,468
Northpointe Bancshares, Inc.	630	12,083
Northrim BanCorp, Inc.	385	10,680
Northwest Bancshares, Inc.	2,468	37,415
OceanFirst Financial Corp.	1,571	30,682
OFG Bancorp	670	32,877

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old National Bancorp	5,703	$147,708
Old Second Bancorp, Inc.	921	21,478
Orange County Bancorp, Inc.	313	11,512
Origin Bancorp, Inc.	520	26,598
Orrstown Financial Services, Inc.	301	12,290
Park National Corp.	312	57,093
Parke Bancorp, Inc.	317	10,512
Pathward Financial, Inc.	317	27,598
Peapack-Gladstone Financial Corp.	310	14,672
Peoples Bancorp, Inc.	672	25,812
Peoples Financial Services Corp.	260	17,256
Pinnacle Financial Partners, Inc.	2,268	228,796
Plumas Bancorp	170	9,935
Ponce Financial Group, Inc. (A)	582	11,605
Popular, Inc.	962	157,941
Preferred Bank	181	19,233
Primis Financial Corp.	615	10,068
Prosperity Bancshares, Inc.	1,457	106,405
Provident Financial Services, Inc.	2,204	52,103
QCR Holdings, Inc.	259	25,214
RBB Bancorp	466	12,775
Red River Bancshares, Inc.	140	12,779
Regions Financial Corp.	12,676	382,815
Renasant Corp.	1,435	61,045
Republic Bancorp, Inc., Class A	354	32,012
S&T Bancorp, Inc.	671	32,933
Seacoast Banking Corp. of Florida	1,604	53,333
ServisFirst Bancshares, Inc.	862	74,779
Shore Bancshares, Inc.	822	18,865
Sierra Bancorp	395	16,100
Simmons First National Corp., Class A	2,407	54,519
SmartFinancial, Inc.	472	22,146
South Plains Financial, Inc.	386	16,631
Southern First Bancshares, Inc. (A)	187	11,426
Southern Missouri Bancorp, Inc.	238	18,138
Southside Bancshares, Inc.	664	23,366
SouthState Bank Corp.	1,423	142,158
Stellar Bancorp, Inc.	792	31,141
Sterling Bancorp, Inc. (A)(C)	861	0
Stock Yards Bancorp, Inc.	494	37,776
Texas Capital Bancshares, Inc.	647	66,809
TFS Financial Corp.	4,705	83,373
The Bancorp, Inc. (A)	641	40,152
The Bank of NT Butterfield & Son, Ltd.	638	37,961
The Hingham Institution for Savings	33	10,136
The PNC Financial Services Group, Inc.	6,154	1,515,238
Third Coast Bancshares, Inc. (A)	267	10,787
Tompkins Financial Corp.	307	29,018
Towne Bank	1,524	55,230
TriCo Bancshares	687	36,995
Triumph Financial, Inc. (A)	385	29,379
Truist Financial Corp.	18,998	946,480
Trustmark Corp.	910	41,869
U.S. Bancorp	23,673	1,429,849
UMB Financial Corp.	1,125	160,605
United Bankshares, Inc.	2,078	95,235
United Community Banks, Inc.	1,814	63,653
Unity Bancorp, Inc.	209	12,266
Univest Financial Corp.	563	24,631
Valley National Bancorp	8,061	118,094
Virginia National Bankshares Corp.	154	6,835
WaFd, Inc.	1,189	45,622
Washington Trust Bancorp, Inc.	398	14,519
Webster Financial Corp.	2,337	178,594
Wells Fargo & Company	47,375	3,915,070
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WesBanco, Inc.	1,542	$60,184
West BanCorp, Inc.	283	7,508
Westamerica BanCorp	379	22,236
Western Alliance Bancorp	1,647	135,383
Western New England Bancorp, Inc.	635	9,081
Wintrust Financial Corp.	1,012	162,649
WSFS Financial Corp.	787	60,387
Zions Bancorp NA	2,111	146,060
		43,316,483
Capital markets – 2.9%
Acadian Asset Management, Inc.	557	39,837
Affiliated Managers Group, Inc.	407	137,729
AI Financial Corp. (A)	2,349	1,374
Ameriprise Financial, Inc.	1,424	653,274
Ares Management Corp., Class A	3,395	377,897
Artisan Partners Asset Management, Inc., Class A	1,083	37,396
Bakkt, Inc. (A)(B)	486	3,796
BGC Group, Inc., Class A	5,689	60,815
Bitgo Holdings, Inc., Class A (A)(B)	1,739	9,008
BlackRock, Inc.	2,389	2,297,167
Blue Owl Capital, Inc.	10,190	89,163
BRC Group Holdings, Inc. (A)(B)	570	4,583
Cboe Global Markets, Inc.	1,607	389,971
CGrowth Capital, Inc. (A)	659	1
CME Group, Inc.	5,508	1,216,332
Cohen & Steers, Inc.	816	62,130
Coinbase Global, Inc., Class A (A)	3,424	500,555
DigitalBridge Group, Inc.	2,852	45,005
Donnelley Financial Solutions, Inc. (A)	426	17,871
Ellington Credit Company	267	1,180
Evercore, Inc., Class A	603	205,888
FactSet Research Systems, Inc.	570	131,146
Federated Hermes, Inc.	1,140	62,951
Franklin Resources, Inc.	7,972	265,228
Freedom Holding Corp. (A)	13	1,696
Galaxy Digital, Inc., Class A (A)	2,933	80,188
GCM Grosvenor, Inc., Class A	1,159	14,256
Gemini Space Station, Inc., Class A (A)(B)	792	3,374
Hamilton Lane, Inc., Class A	686	54,077
Houlihan Lokey, Inc.	834	111,864
Innventure, Inc. (A)(B)	1,311	6,647
Interactive Brokers Group, Inc., Class A	6,822	593,787
Intercontinental Exchange, Inc.	8,720	1,073,519
Invesco, Ltd.	6,824	180,085
Janus Henderson Group PLC	2,274	118,134
Jefferies Financial Group, Inc.	3,144	157,137
KKR & Company, Inc.	13,715	1,258,763
Lazard, Inc.	1,451	60,855
LPL Financial Holdings, Inc.	1,229	346,185
MarketAxess Holdings, Inc.	548	62,193
Miami International Holdings, Inc. (A)	1,425	52,953
Moelis & Company, Class A	1,116	73,009
Moody's Corp.	2,725	1,234,207
Morgan Stanley	24,419	5,104,548
Morningstar, Inc.	613	95,640
MSCI, Inc.	1,129	632,285
Nakamoto, Inc. (A)	293	1,157
Nasdaq, Inc.	8,726	687,783
Northern Trust Corp.	2,852	495,792
Oppenheimer Holdings, Inc., Class A	183	19,314
Patria Investments, Ltd., Class A	1,221	13,407
Perella Weinberg Partners	1,086	17,333
Piper Sandler Companies	1,094	79,140

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
PJT Partners, Inc., Class A	366	$55,244
Procap Financial, Inc. (A)	1,827	2,814
Raymond James Financial, Inc.	3,015	458,370
Ridgepost Capital, Inc., Class A	1,575	12,395
Ridgepost Capital, Inc., Class B	665	5,234
Robinhood Markets, Inc., Class A (A)	12,125	1,215,895
S&P Global, Inc.	4,590	1,869,323
SEI Investments Company	1,874	164,369
State Street Corp.	4,273	724,701
StepStone Group, Inc., Class A	1,270	52,527
Stifel Financial Corp.	2,356	164,378
StoneX Group, Inc. (A)	1,211	143,504
T. Rowe Price Group, Inc.	3,317	377,110
The Bank of New York Mellon Corp.	10,535	1,523,466
The Blackstone Group, Inc.	11,403	1,341,791
The Carlyle Group, Inc.	5,566	234,384
The Charles Schwab Corp.	26,908	2,482,801
The Goldman Sachs Group, Inc.	4,553	4,604,768
TPG, Inc.	2,352	95,374
TPG, Inc. (A)(C)	3,384	34
Tradeweb Markets, Inc., Class A	1,787	178,092
Twenty One Capital, Inc., Class A (A)(B)	5,541	27,428
Victory Capital Holdings, Inc., Class A	986	82,883
Virtu Financial, Inc., Class A	1,332	79,347
Virtus Investment Partners, Inc.	110	15,785
Wealthfront Corp. (A)	2,408	21,528
Webull Corp. (A)	6,765	44,108
WisdomTree, Inc.	2,152	36,455
		35,253,733
Consumer finance – 0.6%
Ally Financial, Inc.	4,697	215,827
American Express Company	10,548	3,567,861
Atlanticus Holdings Corp. (A)	249	25,460
Bread Financial Holdings, Inc.	631	68,369
Capital One Financial Corp.	9,543	1,914,517
Credit Acceptance Corp. (A)	163	103,789
Dave, Inc. (A)	188	70,047
DeFi Development Corp. (A)	500	1,470
Encore Capital Group, Inc. (A)	335	31,252
Enova International, Inc. (A)	382	91,959
EZCORP, Inc., Class A (A)	892	30,836
Figure Technology Solutions, Inc., Class A (A)	2,740	84,145
FirstCash Holdings, Inc.	681	147,314
Green Dot Corp., Class A (A)	942	12,726
Happen, Inc. (A)	1,768	36,668
Jefferson Capital, Inc.	948	18,458
LendingTree, Inc. (A)	221	9,788
Navient Corp.	1,945	16,552
Nelnet, Inc., Class A	413	55,065
NerdWallet, Inc., Class A (A)	632	5,846
OneMain Holdings, Inc.	1,795	109,441
Oportun Financial Corp. (A)	878	5,013
OppFi, Inc. (A)	416	4,131
PRA Group, Inc. (A)	637	12,097
PROG Holdings, Inc.	634	29,551
Regional Management Corp.	229	9,435
SLM Corp.	3,028	78,546
SoFi Technologies, Inc. (A)	19,528	350,137
Synchrony Financial	5,285	401,924
Upstart Holdings, Inc. (A)	1,509	53,464
World Acceptance Corp. (A)	83	18,578
		7,580,266
Financial services – 3.2%
Acacia Research Corp. (A)	2,056	9,581
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Affirm Holdings, Inc. (A)	4,494	$366,486
Alerus Financial Corp.	605	18,816
Apollo Global Management, Inc.	8,884	1,051,066
Beeline Holdings, Inc. (A)	622	759
Berkshire Hathaway, Inc., Class A (A)	8	5,990,800
Berkshire Hathaway, Inc., Class B (A)	21,310	10,663,311
Better Home & Finance Holding Company (A)(B)	176	4,840
Bladex, Inc.	478	29,383
Block, Inc. (A)	8,282	629,432
Burford Capital, Ltd.	402	1,648
Cannae Holdings, Inc.	905	13,032
Cass Information Systems, Inc.	269	13,805
Chime Financial, Inc., Class A (A)	5,451	111,636
Compass Diversified Holdings (A)	1,244	13,261
Corebridge Financial, Inc.	7,376	211,175
Corpay, Inc. (A)	1,048	349,267
Enact Holdings, Inc.	2,315	105,819
Equitable Holdings, Inc.	4,282	187,894
Essent Group, Ltd.	1,434	92,178
Euronet Worldwide, Inc. (A)	595	43,548
EVERTEC, Inc.	1,075	29,864
Federal Agricultural Mortgage Corp., Class C	148	29,492
Fidelity National Information Services, Inc.	7,922	308,007
Finance of America Companies, Inc., Class A (A)	163	4,486
Fiserv, Inc. (A)	8,219	403,142
Flywire Corp. (A)	1,852	32,540
Global Payments, Inc.	4,300	312,008
HA Sustainable Infrastructure Capital, Inc.	1,972	77,007
International Money Express, Inc. (A)	475	6,864
Jack Henry & Associates, Inc.	1,101	151,652
Jackson Financial, Inc., Class A	1,071	109,660
LoanDepot, Inc., Class A (A)	4,084	5,105
Marqeta, Inc., Class A (A)	6,506	26,414
Mastercard, Inc., Class A	13,602	6,985,987
Merchants Bancorp	749	37,450
MGIC Investment Corp.	3,280	92,496
NCR Atleos Corp. (A)	1,148	49,835
NewtekOne, Inc.	504	7,464
NMI Holdings, Inc. (A)	1,204	49,472
Onity Group, Inc. (A)	172	6,837
Paymentus Holdings, Inc., Class A (A)	1,010	24,402
Payoneer Global, Inc. (A)	5,557	39,566
PayPal Holdings, Inc.	13,797	595,754
Paysafe, Ltd. (A)	991	7,403
Paysign, Inc. (A)	964	7,895
PennyMac Financial Services, Inc.	808	70,377
Priority Technology Holdings, Inc. (A)	1,388	9,258
Radian Group, Inc.	2,070	77,977
Remitly Global, Inc. (A)	3,243	72,676
Repay Holdings Corp. (A)	1,886	7,921
Rocket Companies, Inc., Class A (A)	14,936	235,242
Sezzle, Inc. (A)	521	89,419
Shift4 Payments, Inc., Class A (A)(B)	1,264	61,481
The Western Union Company	4,625	35,613
Toast, Inc., Class A (A)	8,046	223,840
TrustCo Bank Corp. NY	328	18,010
UWM Holdings Corp.	4,525	10,362
Velocity Financial, Inc. (A)	817	15,082
Visa, Inc., Class A	25,825	8,860,299
Voya Financial, Inc.	1,408	127,466
Walker & Dunlop, Inc.	557	30,468

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
WEX, Inc. (A)	533	$75,201
		39,329,231
Insurance – 1.5%
Abacus Global Management, Inc. (B)	1,571	16,825
Accelerant Holdings, Class A (A)	1,882	22,057
Aflac, Inc.	7,941	931,082
American Coastal Insurance Corp.	1,037	11,511
American Financial Group, Inc.	1,271	177,864
American Integrity Insurance Group, Inc.	342	6,440
American International Group, Inc.	8,213	612,115
AMERISAFE, Inc.	396	13,397
Aon PLC, Class A	3,291	1,091,592
Arthur J. Gallagher & Company	3,951	907,031
Assurant, Inc.	749	201,129
Assured Guaranty, Ltd.	672	53,868
Ategrity Specialty Holdings LLC (A)	828	19,905
Axis Capital Holdings, Ltd.	1,093	117,432
Bowhead Specialty Holdings, Inc. (A)	582	17,419
Brighthouse Financial, Inc. (A)	864	54,691
Brown & Brown, Inc.	5,219	334,799
Cincinnati Financial Corp.	2,402	444,706
CNA Financial Corp.	4,312	209,606
CNO Financial Group, Inc.	1,494	76,164
Donegal Group, Inc., Class A	813	15,333
Employers Holdings, Inc.	377	19,031
Erie Indemnity Company, Class A (B)	726	174,059
Ethos Technologies, Inc., Class A (A)(B)	505	9,161
Everest Group, Ltd.	604	215,767
Exzeo Group, Inc. (A)	1,479	24,951
F&G Annuities & Life, Inc.	2,135	56,770
Fidelity National Financial, Inc.	4,182	197,223
First American Financial Corp.	1,560	107,000
Genworth Financial, Inc. (A)	5,965	56,489
Globe Life, Inc.	1,199	214,237
Goosehead Insurance, Inc., Class A (A)	397	19,255
Greenlight Capital Re, Ltd., Class A (A)	667	10,792
Hagerty, Inc., Class A (A)	1,922	22,910
Hamilton Insurance Group, Ltd., Class B	1,033	35,060
HCI Group, Inc.	197	34,524
Heritage Insurance Holdings, Inc. (A)	475	12,388
Hippo Holdings, Inc. (A)	434	12,265
Horace Mann Educators Corp.	660	34,089
Investors Title Company	31	8,484
James River Group Holdings, Inc.	1,209	5,320
Kemper Corp.	914	24,641
Kingstone Companies, Inc.	237	4,510
Kingsway Corp. (A)	609	6,346
Kinsale Capital Group, Inc.	355	117,083
Lemonade, Inc. (A)	1,176	76,499
Lincoln National Corp.	2,875	101,631
Loews Corp.	3,176	359,555
Markel Group, Inc. (A)	194	378,884
Marsh & McLennan Companies, Inc.	7,440	1,240,025
MBIA, Inc. (A)	1,047	6,826
Mercury General Corp.	869	92,653
MetLife, Inc.	9,990	845,254
Neptune Insurance Holdings, Inc., Class A (A)	1,515	47,723
Octave Specialty Group, Inc. (A)	969	6,047
Old Republic International Corp.	3,786	154,923
Oscar Health, Inc., Class A (A)	4,025	114,793
Palomar Holdings, Inc. (A)	411	51,946
Primerica, Inc.	489	138,974
Principal Financial Group, Inc.	3,313	357,075
Prudential Financial, Inc.	5,333	575,591
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	1,001	$212,863
RenaissanceRe Holdings, Ltd.	655	207,570
RLI Corp.	1,452	85,770
Root, Inc., Class A (A)	214	11,967
Ryan Specialty Holdings, Inc.	2,043	77,144
Safety Insurance Group, Inc.	258	19,314
Selective Insurance Group, Inc.	914	88,667
SelectQuote, Inc. (A)	3,617	3,042
SiriusPoint, Ltd. (A)	1,874	44,976
Skyward Specialty Insurance Group, Inc. (A)	683	39,853
Slide Insurance Holdings, Inc. (A)	1,919	37,171
Stewart Information Services Corp.	482	31,822
The Allstate Corp.	3,955	941,053
The Baldwin Insurance Group, Inc. (A)	1,532	40,721
The Hanover Insurance Group, Inc.	517	110,700
The Hartford Insurance Group, Inc.	4,185	554,596
The Progressive Corp.	8,988	1,963,429
The Travelers Companies, Inc.	3,297	1,088,406
Tiptree, Inc.	723	12,956
Trupanion, Inc. (A)	719	17,810
TWFG, Inc. (A)	315	7,576
United Fire Group, Inc.	450	23,598
Universal Insurance Holdings, Inc.	449	18,571
Unum Group	2,498	223,321
W.R. Berkley Corp.	5,731	404,207
White Mountains Insurance Group, Ltd.	36	74,642
Willis Towers Watson PLC	1,456	380,555
		18,028,020
Mortgage real estate investment trusts – 0.1%
Adamas Trust, Inc.	1,581	14,830
AGNC Investment Corp.	16,730	182,357
Annaly Capital Management, Inc.	10,810	241,712
Apollo Commercial Real Estate Finance, Inc.	2,364	25,248
Arbor Realty Trust, Inc.	3,017	16,352
Ares Commercial Real Estate Corp.	1,295	5,828
ARMOUR Residential REIT, Inc.	1,714	29,909
Blackstone Mortgage Trust, Inc., Class A	2,599	44,053
BrightSpire Capital, Inc.	2,859	15,582
Chicago Atlantic Real Estate Finance, Inc.	424	4,545
Chimera Investment Corp.	1,306	17,422
Claros Mortgage Trust, Inc. (A)	2,779	6,531
Dynex Capital, Inc.	2,917	38,242
Ellington Financial, Inc.	1,838	25,015
Franklin BSP Realty Trust, Inc.	1,379	11,225
Invesco Mortgage Capital, Inc.	1,019	8,050
KKR Real Estate Finance Trust, Inc.	1,350	9,234
Ladder Capital Corp.	2,363	23,512
MFA Financial, Inc.	1,525	14,777
Orchid Island Capital, Inc.	2,693	18,770
PennyMac Mortgage Investment Trust	1,339	15,104
Ready Capital Corp.	3,579	6,263
Redwood Trust, Inc.	2,474	11,727
Rithm Capital Corp.	8,159	76,613
Seven Hills Realty Trust	866	7,300
Starwood Property Trust, Inc.	5,530	90,581
TPG Mortgage Investment Trust, Inc.	684	5,417
TPG RE Finance Trust, Inc.	1,452	12,153
Two Harbors Investment Corp.	1,684	20,898
		999,250
		144,506,983

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.4%
Biotechnology – 2.2%
4D Molecular Therapeutics, Inc. (A)	864	$11,491
89Bio, Inc. (A)(C)	2,404	817
AbbVie, Inc.	27,171	6,837,310
Abeona Therapeutics, Inc. (A)	916	5,661
Absci Corp. (A)	2,417	28,013
ACADIA Pharmaceuticals, Inc. (A)	2,587	65,451
Achieve Life Sciences, Inc. (A)(B)	976	6,373
Acrivon Therapeutics, Inc. (A)	937	1,668
ADMA Biologics, Inc. (A)	3,640	30,467
Aduro Biotech, Inc. (A)(C)	312	437
Adverum Biotechnologies, Inc. (A)(C)	487	390
Agenus, Inc. (A)(B)	710	2,173
Agios Pharmaceuticals, Inc. (A)	933	34,624
Akebia Therapeutics, Inc. (A)	4,672	5,326
Akero Therapeutics, Inc. (A)(C)	1,286	836
Akouos, Inc. (A)(C)	504	408
Aktis Oncology, Inc. (A)	869	28,008
Albireo Pharma, Inc. (A)(C)	301	1,851
Aldeyra Therapeutics, Inc. (A)	1,412	3,008
Alector, Inc. (A)	2,150	4,322
Aligos Therapeutics, Inc. (A)	178	1,027
Alkermes PLC (A)	2,543	133,240
Allogene Therapeutics, Inc. (A)	4,076	8,478
Alnylam Pharmaceuticals, Inc. (A)	2,034	612,295
Altimmune, Inc. (A)	2,126	6,463
Alvotech SA (A)	5,090	18,782
ALX Oncology Holdings, Inc. (A)	2,304	4,769
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,275	2,996,543
AnaptysBio, Inc. (A)	444	29,970
Anavex Life Sciences Corp. (A)	1,635	4,235
Anika Therapeutics, Inc. (A)	333	4,872
Annexon, Inc. (A)	2,581	14,738
Annovis Bio, Inc. (A)	557	1,036
Apellis Pharmaceuticals, Inc. (A)(C)	1,951	59
Apogee Therapeutics, Inc. (A)	861	114,281
Applied Therapeutics, Inc. (A)(C)	4,092	57
Arbutus Biopharma Corp. (A)	3,397	16,306
Arcturus Therapeutics Holdings, Inc. (A)	493	3,313
Arcus Biosciences, Inc. (A)	1,957	60,334
Arcutis Biotherapeutics, Inc. (A)	1,901	49,844
Ardelyx, Inc. (A)	3,773	19,242
ArriVent Biopharma, Inc. (A)	744	25,847
Arrowhead Pharmaceuticals, Inc. (A)	2,150	175,247
ARS Pharmaceuticals, Inc. (A)(B)	1,593	12,760
Artiva Biotherapeutics, Inc. (A)	418	4,055
Assembly Biosciences, Inc. (A)	277	7,612
Atara Biotherapeutics, Inc. (A)	210	2,411
Atrium Therapeutics, Inc. (A)	280	3,766
Aura Biosciences, Inc. (A)	1,268	9,003
Avalo Therapeutics, Inc. (A)	374	6,912
Beam Therapeutics, Inc. (A)	1,575	54,054
Benitec Biopharma, Inc. (A)	633	8,470
Bicara Therapeutics, Inc. (A)	1,036	30,759
BioCryst Pharmaceuticals, Inc. (A)	3,799	37,990
Biogen, Inc. (A)	2,245	485,055
Biohaven, Ltd. (A)	2,387	35,519
BioMarin Pharmaceutical, Inc. (A)	2,904	166,167
Biomea Fusion, Inc. (A)(B)	1,444	2,123
Bioxcel Therapeutics, Inc. (A)	651	918
Black Diamond Therapeutics, Inc. (A)	1,090	2,017
Bluebird Bio, Inc. (A)(C)	206	406
Blueprint Medicines Corp. (A)(C)	1,057	486
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BridgeBio Oncology Therapeutics, Inc. (A)(B)	1,414	$10,775
BridgeBio Pharma, Inc. (A)	2,974	221,504
Bright Minds Biosciences, Inc. (A)	155	10,881
C4 Therapeutics, Inc. (A)	1,721	8,037
Cabaletta Bio, Inc. (A)	1,831	5,694
Candel Therapeutics, Inc. (A)	1,195	12,309
Canton Strategic Holdings, Inc. (A)(B)	961	2,710
Capricor Therapeutics, Inc. (A)	886	21,335
Cardiff Oncology, Inc. (A)(B)	1,435	1,866
CareDx, Inc. (A)	810	23,085
Caribou Biosciences, Inc. (A)	1,984	3,492
Caris Life Sciences, Inc. (A)	4,405	78,497
Cartesian Therapeutics, Inc. (A)(B)	540	5,627
Catalyst Pharmaceuticals, Inc. (A)	1,823	57,297
Celcuity, Inc. (A)	746	78,047
Celldex Therapeutics, Inc. (A)	1,034	38,475
Century Therapeutics, Inc. (A)(B)	2,954	7,237
CG Oncology, Inc. (A)	1,305	92,720
Checkpoint Therapeutics, Inc. (A)(C)	923	148
Chinook Therapeutics, Inc. (A)(C)	965	1,352
Clene, Inc. (A)	266	1,637
Climb Bio, Inc. (A)	777	10,132
Cogent Biosciences, Inc. (A)	2,615	101,201
Coherus Oncology, Inc. (A)	2,752	3,853
Compass Therapeutics, Inc. (A)	3,263	7,146
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	366	3,433
Corvus Pharmaceuticals, Inc. (A)	1,323	19,766
Crescent Biopharma, Inc. (A)(B)	454	8,172
Cue Biopharma, Inc. (A)	59	1,862
Cullinan Therapeutics, Inc. (A)	1,013	18,447
Cypherpunk Technologies, Inc. (A)	1,572	963
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,893	161,265
CytomX Therapeutics, Inc. (A)	3,398	12,743
Damora Therapeutics, Inc. (A)(B)	942	24,501
Denali Therapeutics, Inc. (A)	2,477	63,708
Design Therapeutics, Inc. (A)	1,038	15,020
DiaMedica Therapeutics, Inc. (A)	1,005	7,075
Dianthus Therapeutics, Inc. (A)	796	77,594
Disc Medicine, Inc. (A)	595	43,518
Dyne Therapeutics, Inc. (A)	2,551	56,658
Editas Medicine, Inc. (A)	1,691	5,479
Eikon Therapeutics, Inc. (A)(B)	908	11,849
Eledon Pharmaceuticals, Inc. (A)	1,419	5,591
Elicio Therapeutics, Inc. (A)(B)	374	1,462
Emergent BioSolutions, Inc. (A)	860	7,207
Enanta Pharmaceuticals, Inc. (A)	529	7,713
Entrada Therapeutics, Inc. (A)	691	5,086
Erasca, Inc. (A)	4,820	88,302
Evommune, Inc. (A)	575	7,642
Exelixis, Inc. (A)	3,965	215,736
Faeth Therapeutics, Inc. (A)	41	1,025
Fate Therapeutics, Inc. (A)	2,059	5,559
First Tracks Biotherapeutics, Inc. (A)	508	10,221
Flexion Therapeutics, Inc. (A)(C)	867	303
Forte Biosciences, Inc. (A)	231	4,909
Fortress Biotech, Inc. (A)	728	2,228
Gain Therapeutics, Inc. (A)	966	1,961
Generate Biomedicines, Inc. (A)(B)	2,029	34,229
Geron Corp. (A)	10,035	12,845
Gilead Sciences, Inc.	19,046	2,406,272
Gossamer Bio, Inc. (A)	5,067	834
GRAIL, Inc. (A)	635	43,351

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Greenland Mines, Ltd. (A)	2,405	$625
Greenwich Lifesciences, Inc. (A)(B)	241	5,654
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,460	9,621
Halozyme Therapeutics, Inc. (A)	1,794	140,416
Heron Therapeutics, Inc. (A)(B)	3,307	1,411
Humacyte, Inc. (A)	3,863	3,015
Hyperliquid Strategies, Inc. (A)	1,946	15,315
iBio, Inc. (A)	654	1,145
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,380	51,433
Immatics NV (A)	2,221	22,499
Immix Biopharma, Inc. (A)	872	8,990
Immuneering Corp., Class A (A)(B)	1,063	5,304
Immunic, Inc. (A)(B)	277	4,257
ImmunityBio, Inc. (A)(B)	15,818	138,487
Immunome, Inc. (A)	1,764	37,379
Immunovant, Inc. (A)	3,166	121,986
Incyte Corp. (A)	3,034	343,934
InflaRx NV (A)	1,363	3,053
Inhibikase Therapeutics, Inc. (A)	2,425	4,923
Inhibrx Biosciences, Inc. (A)	229	21,698
Inhibrx, Inc. (A)(C)	735	463
Inovio Pharmaceuticals, Inc. (A)(B)	1,613	1,774
Insight Molecular Diagnostics, Inc. (A)	652	3,847
Insmed, Inc. (A)	3,309	352,806
Intellia Therapeutics, Inc. (A)	1,837	31,082
Invivyd, Inc. (A)	4,590	4,004
Ionis Pharmaceuticals, Inc. (A)	2,524	200,128
Iovance Biotherapeutics, Inc. (A)	6,401	26,628
Ironwood Pharmaceuticals, Inc. (A)	2,570	10,820
Jade Biosciences, Inc. (A)	790	17,554
Janux Therapeutics, Inc. (A)	1,014	15,575
Kala Bio, Inc. (A)	355	614
Karyopharm Therapeutics, Inc. (A)	407	3,976
Keros Therapeutics, Inc. (A)	328	3,510
Kinnate Biopharma, Inc. (A)(C)	772	57
Kodiak Sciences, Inc. (A)	963	37,518
Korro Bio, Inc. (A)	253	3,335
Krystal Biotech, Inc. (A)	444	165,021
Kura Oncology, Inc. (A)	1,487	16,312
Kymera Therapeutics, Inc. (A)	1,261	144,599
Kyverna Therapeutics, Inc. (A)	1,009	8,990
Larimar Therapeutics, Inc. (A)	1,763	5,377
Lexeo Therapeutics, Inc. (A)	1,210	5,633
Lineage Cell Therapeutics, Inc. (A)(B)	4,391	5,752
Lyell Immunopharma, Inc. (A)	399	5,606
MacroGenics, Inc. (A)	1,282	5,923
Madrigal Pharmaceuticals, Inc. (A)	351	188,469
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,924	20,976
MapLight Therapeutics, Inc. (A)	674	24,156
MeiraGTx Holdings PLC (A)	1,383	18,684
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
MiMedx Group, Inc. (A)	2,631	10,129
Mineralys Therapeutics, Inc. (A)	1,284	34,642
Mirati Therapeutics, Inc. (A)(C)	902	4,321
Mirum Pharmaceuticals, Inc. (A)	922	107,939
Moderna, Inc. (A)	6,070	425,082
Monopar Therapeutics, Inc. (A)	108	10,000
Monte Rosa Therapeutics, Inc. (A)	1,254	30,347
MoonLake Immunotherapeutics (A)	1,145	22,293
Myriad Genetics, Inc. (A)	1,691	9,656
Natera, Inc. (A)	2,175	590,404
Neurocrine Biosciences, Inc. (A)	1,531	258,027
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurogene, Inc. (A)	256	$8,051
Nkarta, Inc. (A)	1,387	3,925
Novavax, Inc. (A)	2,500	23,550
Nurix Therapeutics, Inc. (A)	1,638	39,738
Nuvalent, Inc., Class A (A)	1,135	140,173
Ocugen, Inc. (A)	5,455	8,346
Olema Pharmaceuticals, Inc. (A)	1,373	17,176
Opus Genetics, Inc. (A)(B)	1,261	5,183
Organogenesis Holdings, Inc. (A)	2,311	5,616
ORIC Pharmaceuticals, Inc. (A)	1,630	17,653
Oruka Therapeutics, Inc. (A)	770	73,281
Ovid therapeutics, Inc. (A)	2,215	5,958
Palisade Bio, Inc. (A)	2,692	5,626
Palvella Therapeutics, Inc. (A)	223	34,079
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	139
PepGen, Inc. (A)	1,319	2,374
Perspective Therapeutics, Inc. (A)	1,903	6,489
Plus Therapeutics, Inc. (A)	135	590
Praxis Precision Medicines, Inc. (A)	429	143,625
Precigen, Inc. (A)	5,544	31,601
Precision BioSciences, Inc. (A)	516	4,056
Prelude Therapeutics, Inc. (A)	845	4,504
Prime Medicine, Inc. (A)(B)	2,922	10,782
ProKidney Corp. (A)(B)	2,660	5,426
Protagonist Therapeutics, Inc. (A)	974	119,393
Protalix BioTherapeutics, Inc. (A)	1,542	3,593
Protara Therapeutics, Inc. (A)	991	3,786
Prothena Corp. PLC (A)	880	8,615
PTC Therapeutics, Inc. (A)	1,254	102,289
Puma Biotechnology, Inc. (A)	904	7,331
Q32 Bio, Inc. (A)	296	3,771
Recursion Pharmaceuticals, Inc., Class A (A)(B)	8,080	29,654
Regeneron Pharmaceuticals, Inc.	1,594	993,923
REGENXBIO, Inc. (A)	887	10,626
Regulus Therapeutics, Inc. (A)(C)	1,429	1,658
Relay Therapeutics, Inc. (A)	2,811	52,594
Replimune Group, Inc. (A)	1,389	15,376
REVOLUTION Medicines, Inc. (A)	3,046	570,455
Rezolute, Inc. (A)	1,664	8,653
Rhythm Pharmaceuticals, Inc. (A)	1,048	116,359
Rigel Pharmaceuticals, Inc. (A)	277	10,836
Rocket Pharmaceuticals, Inc. (A)	1,893	6,474
SAB Biotherapeutics, Inc. (A)	978	3,814
Sage Therapeutics, Inc. (A)(C)	1,119	201
Sagimet Biosciences, Inc., Class A (A)	550	4,252
Sana Biotechnology, Inc. (A)	4,285	14,955
Sarepta Therapeutics, Inc. (A)	1,613	28,986
Savara, Inc. (A)	3,371	20,765
Scholar Rock Holding Corp. (A)	1,768	97,240
SELLAS Life Sciences Group, Inc. (A)(B)	2,824	41,682
Shattuck Labs, Inc. (A)	1,173	8,141
Sionna Therapeutics, Inc. (A)	712	31,321
Solid Biosciences, Inc. (A)	1,596	15,944
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	0
Spruce Biosciences, Inc. (A)	32	1,728
Spyre Therapeutics, Inc. (A)	1,215	107,868
Stoke Therapeutics, Inc. (A)	918	30,037
Summit Therapeutics, Inc. (A)	11,950	174,112
Surrozen, Inc. (A)	198	5,138
Sutro Biopharma, Inc. (A)	270	8,964
Syndax Pharmaceuticals, Inc. (A)	1,369	29,926
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tango Therapeutics, Inc. (A)	2,204	$68,897
Taysha Gene Therapies, Inc. (A)	4,492	30,591
Tectonic Therapeutic, Inc. (A)	315	10,828
Tectonic Therapeutic, Inc., CVR (A)(C)	32	0
Tenax Therapeutics, Inc. (A)	335	4,874
Tenaya Therapeutics, Inc. (A)	3,852	2,847
TG Therapeutics, Inc. (A)	2,442	134,163
Tonix Pharmaceuticals Holding Corp. (A)(B)	215	2,743
Travere Therapeutics, Inc. (A)	1,414	80,329
TuHURA Biosciences, Inc. (A)(B)	1,079	2,525
Twist Bioscience Corp. (A)	942	96,913
Tyra Biosciences, Inc. (A)	865	27,628
Ultragenyx Pharmaceutical, Inc. (A)	1,516	50,619
Unicycive Therapeutics, Inc. (A)	451	2,115
United Therapeutics Corp. (A)	671	363,568
Upstream Bio, Inc. (A)	891	6,166
UroGen Pharma, Ltd. (A)	762	28,042
Vanda Pharmaceuticals, Inc. (A)	1,067	6,530
Vaxcyte, Inc. (A)	2,218	128,932
Vera Therapeutics, Inc. (A)	1,107	47,501
Veracyte, Inc. (A)	1,232	72,355
Verastem, Inc. (A)	1,404	5,363
Vericel Corp. (A)	791	35,192
Vertex Pharmaceuticals, Inc. (A)	3,897	1,935,757
Verve Therapeutics, Inc. (A)(C)	1,589	1,001
Vigil Neuroscience, Inc. (A)(C)	1,011	51
Viking Therapeutics, Inc. (A)	1,777	69,321
Vir Biotechnology, Inc. (A)	2,556	26,046
Viridian Therapeutics, Inc. (A)	1,611	29,594
Vor BioPharma, Inc. (A)	761	14,010
Voyager Therapeutics, Inc. (A)	1,282	4,487
vTv Therapeutics, Inc., Class A (A)	88	3,313
Walgreens Boots Alliance, Inc. (A)(C)	14,372	7,617
X4 Pharmaceuticals, Inc. (A)	1,505	7,028
Xencor, Inc. (A)	1,236	19,900
XOMA Royalty Corp. (A)	194	8,245
Zenas Biopharma, Inc. (A)	908	23,045
Zentalis Pharmaceuticals, Inc. (A)	1,197	5,805
Zura Bio, Ltd. (A)	1,608	9,487
Zymeworks, Inc. (A)	1,159	30,296
		26,906,115
Health care equipment and supplies – 1.4%
Abbott Laboratories	26,764	2,428,565
ABIOMED, Inc. (A)(C)	788	12,230
Align Technology, Inc. (A)	1,092	184,177
Alphatec Holdings, Inc. (A)	2,446	21,158
AngioDynamics, Inc. (A)	708	9,211
Anteris Technologies Global Corp. (A)	1,583	15,593
Artivion, Inc. (A)	781	17,549
AtriCure, Inc. (A)	827	23,139
Avanos Medical, Inc. (A)	780	19,406
Axogen, Inc. (A)	803	37,091
Baxter International, Inc.	7,936	169,196
Becton, Dickinson and Company	4,357	659,345
Beta Bionics, Inc. (A)	732	11,470
Bioventus, Inc., Class A (A)	1,251	11,809
Boston Scientific Corp. (A)	22,795	972,891
Butterfly Network, Inc. (A)	3,632	30,581
CapsoVision, Inc. (A)(B)	829	6,284
Carlsmed, Inc. (A)	559	5,802
Ceribell, Inc. (A)	652	12,681
Cerus Corp. (A)	3,458	10,097
ClearPoint Neuro, Inc. (A)	511	9,116
CONMED Corp.	480	15,710
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CVRx, Inc. (A)	507	$2,606
Delcath Systems, Inc. (A)	575	7,239
Dentsply Sirona, Inc.	3,180	33,740
DexCom, Inc. (A)	5,909	397,971
Edwards Lifesciences Corp. (A)	8,898	804,913
Embecta Corp.	1,278	4,166
Enovis Corp. (A)	933	19,313
Envista Holdings Corp. (A)	2,516	66,297
Establishment Labs Holdings, Inc. (A)	457	39,215
Fractyl Health, Inc. (A)	3,247	2,579
GE HealthCare Technologies, Inc.	7,005	448,390
Glaukos Corp. (A)	894	124,945
Globus Medical, Inc., Class A (A)	2,068	163,393
Haemonetics Corp. (A)	722	54,150
HeartBeam, Inc. (A)(B)	1,199	899
ICU Medical, Inc. (A)	388	56,881
IDEXX Laboratories, Inc. (A)	1,222	643,310
Inogen, Inc. (A)	706	4,554
Inspire Medical Systems, Inc. (A)	450	20,075
Insulet Corp. (A)	1,083	164,887
Integer Holdings Corp. (A)	533	49,809
Integra LifeSciences Holdings Corp. (A)	1,266	22,737
Intuitive Surgical, Inc. (A)	5,454	2,168,947
iRadimed Corp.	227	21,692
iRhythm Technologies, Inc. (A)	498	59,237
Kestra Medical Technologies, Ltd. (A)	943	23,990
Lantheus Holdings, Inc. (A)	998	110,718
LeMaitre Vascular, Inc.	361	34,642
LivaNova PLC (A)	9	740
Medline, Inc., Class A (A)	12,529	494,144
Medtronic PLC	19,696	1,540,818
Merit Medical Systems, Inc. (A)	907	62,891
Microbot Medical, Inc. (A)(B)	1,280	2,496
MiniMed Group, Inc. (A)	4,409	65,915
Neogen Corp. (A)	3,418	30,728
Neuraxis, Inc. (A)	282	2,061
Neuronetics, Inc. (A)(B)	1,350	1,755
NeuroPace, Inc. (A)	585	9,296
Novocure, Ltd. (A)	1,791	27,134
Omnicell, Inc. (A)	716	29,728
OraSure Technologies, Inc. (A)	2,048	9,134
Orthofix Medical, Inc. (A)	907	8,290
OrthoPediatrics Corp. (A)	516	9,871
Owlet, Inc. (A)	612	3,513
Paragon 28, Inc. (A)(C)	1,430	129
PAVmed, Inc. (A)	226	1,342
Penumbra, Inc. (A)	600	189,450
PROCEPT BioRobotics Corp. (A)	889	20,074
Pulse Biosciences, Inc. (A)(B)	1,090	30,226
QuidelOrtho Corp. (A)	1,152	20,177
ResMed, Inc.	2,231	434,777
RxSight, Inc. (A)	766	3,692
SANUWAVE Health, Inc. (A)	175	1,750
Senseonics Holdings, Inc. (A)	808	4,589
SI-BONE, Inc. (A)	768	12,534
Sight Sciences, Inc. (A)	1,119	6,065
Solventum Corp. (A)	2,667	205,759
STAAR Surgical Company (A)	778	22,321
STERIS PLC	1,504	316,697
Streamex Corp. (A)	1,775	1,509
Strive, Inc., Class A (A)(B)	916	9,994
Stryker Corp.	5,876	1,850,000
Tactile Systems Technology, Inc. (A)	382	11,376
Tandem Diabetes Care, Inc. (A)	1,081	16,312
Teleflex, Inc.	685	86,831

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
The Cooper Companies, Inc. (A)	2,989	$214,341
TransMedics Group, Inc. (A)	530	35,203
Treace Medical Concepts, Inc. (A)	1,498	5,962
UFP Technologies, Inc. (A)	118	31,285
Varex Imaging Corp. (A)	771	8,042
VolitionRx, Ltd. (A)	588	794
Zimmer Biomet Holdings, Inc.	2,997	258,012
		16,332,153
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	1,429	42,198
Accendra Health, Inc. (A)	1,308	4,473
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,186	22,778
Addus HomeCare Corp. (A)	280	28,132
agilon health, Inc. (A)	266	28,510
AirSculpt Technologies, Inc. (A)(B)	1,226	5,517
Alignment Healthcare, Inc. (A)	3,158	75,192
AMN Healthcare Services, Inc. (A)	619	20,037
Ardent Health, Inc. (A)	2,328	22,908
Astrana Health, Inc. (A)	785	36,432
Auna SA, Class A (A)	595	3,052
Aveanna Healthcare Holdings, Inc. (A)	3,461	29,661
Billiontoone, Inc., Class A (A)	646	77,507
Biodesix, Inc. (A)	191	4,307
BrightSpring Health Services, Inc. (A)	2,959	206,361
Brookdale Senior Living, Inc. (A)	3,656	58,825
Cardinal Health, Inc.	3,605	856,404
Castle Biosciences, Inc. (A)	474	11,305
Cencora, Inc.	2,985	844,695
Centene Corp. (A)	7,563	485,469
Chemed Corp.	225	104,792
Clover Health Investments Corp. (A)	6,780	35,527
Community Health Systems, Inc. (A)	2,327	7,772
Concentra Group Holdings Parent, Inc.	2,004	59,619
CorVel Corp. (A)	821	51,329
Cross Country Healthcare, Inc. (A)	614	8,111
CVS Health Corp.	19,542	2,021,620
DaVita, Inc. (A)	1,026	228,264
Elevance Health, Inc.	3,388	1,310,241
Encompass Health Corp.	1,508	152,429
Fulgent Genetics, Inc. (A)	558	11,450
GeneDx Holdings Corp. (A)	459	31,510
Guardant Health, Inc. (A)	2,016	302,460
Guardian Pharmacy Services, Inc., Class A (A)	582	24,368
HCA Healthcare, Inc.	3,530	1,376,312
HealthEquity, Inc. (A)	1,298	117,235
Henry Schein, Inc. (A)	1,741	145,408
Hims & Hers Health, Inc. (A)	3,370	116,838
Hinge Health, Inc., Class A (A)	861	71,463
Humana, Inc.	1,844	732,474
Innovage Holding Corp. (A)	2,235	26,485
Labcorp Holdings, Inc.	1,257	351,960
LifeStance Health Group, Inc. (A)	6,223	66,648
Lumexa Imaging Holdings, Inc. (A)	1,560	17,597
McKesson Corp.	1,880	1,420,528
Molina Healthcare, Inc. (A)	792	181,130
National HealthCare Corp.	248	52,417
NeoGenomics, Inc. (A)	2,059	30,041
NRC Health	403	8,693
Nutex Health, Inc. (A)	108	18,456
Omada Health, Inc. (A)	934	20,501
OPKO Health, Inc. (A)	14,273	21,410
Option Care Health, Inc. (A)	2,431	50,978
PACS Group, Inc. (A)	2,442	104,127
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Pediatrix Medical Group, Inc. (A)	1,334	$33,790
Privia Health Group, Inc. (A)	1,923	49,479
Progyny, Inc. (A)	1,235	35,605
Quest Diagnostics, Inc.	1,672	354,380
RadNet, Inc. (A)	1,198	73,881
Select Medical Holdings Corp.	1,923	31,749
Sonida Senior Living, Inc. (A)	764	31,171
Strata Critical Medical, Inc. (A)	1,599	8,427
Surgery Partners, Inc. (A)	2,027	34,054
Talkspace, Inc. (A)	2,721	14,149
Tenet Healthcare Corp. (A)	1,331	249,003
The Cigna Group	4,040	1,113,747
The Ensign Group, Inc.	891	142,827
The Oncology Institute, Inc. (A)	1,609	8,737
The Pennant Group, Inc. (A)	575	21,246
UnitedHealth Group, Inc.	13,938	5,793,051
Universal Health Services, Inc., Class B	813	120,885
US Physical Therapy, Inc.	242	16,621
Viemed Healthcare, Inc. (A)	832	9,485
		20,286,243
Health care technology – 0.1%
CareCloud, Inc. (A)	849	1,800
Certara, Inc. (A)	2,639	17,285
Claritev Corp. (A)(B)	282	9,619
Doximity, Inc., Class A (A)	2,074	43,015
Evolent Health, Inc., Class A (A)	1,869	10,130
GoodRx Holdings, Inc., Class A (A)	2,084	6,002
HealthStream, Inc.	543	14,797
HeartFlow, Inc. (A)	1,348	39,550
LifeMD, Inc. (A)	829	3,424
OptimizeRx Corp. (A)	373	2,134
Phreesia, Inc. (A)	1,011	10,403
Schrodinger, Inc. (A)	1,082	17,583
Simulations Plus, Inc. (A)	354	6,482
Teladoc Health, Inc. (A)	2,881	24,431
TruBridge, Inc. (A)	254	6,657
Veeva Systems, Inc., Class A (A)	2,511	445,627
Waystar Holding Corp. (A)	2,999	61,569
		720,508
Life sciences tools and services – 0.8%
10X Genomics, Inc., Class A (A)	1,822	69,855
Adaptive Biotechnologies Corp. (A)	2,411	51,716
Agilent Technologies, Inc.	4,325	574,490
Avantor, Inc. (A)	10,503	103,980
Azenta, Inc. (A)	767	19,574
BioLife Solutions, Inc. (A)	798	22,536
Bio-Rad Laboratories, Inc., Class A (A)	337	98,947
Bio-Techne Corp.	2,406	169,984
Bruker Corp.	2,336	140,580
Charles River Laboratories International, Inc. (A)	754	171,000
Codexis, Inc. (A)	1,773	4,007
CryoPort, Inc. (A)	833	13,078
Cytek Biosciences, Inc. (A)	2,207	9,777
Danaher Corp.	10,855	2,067,660
Fortrea Holdings, Inc. (A)	1,462	25,439
Ginkgo Bioworks Holdings, Inc. (A)	818	8,106
ICON PLC (A)	1,174	203,936
Illumina, Inc. (A)	2,346	412,497
IQVIA Holdings, Inc. (A)	2,604	503,145
Lifecore Biomedical, Inc. (A)	860	4,515
Maravai LifeSciences Holdings, Inc., Class A (A)	2,609	16,280
Medpace Holdings, Inc. (A)	438	231,960
Mesa Laboratories, Inc.	90	8,960

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	311	$397,306
OmniAb, Inc., $12.50 Earnout Shares (A)	117	268
OmniAb, Inc., $15.00 Earnout Shares (A)	117	264
Pacific Biosciences of California, Inc. (A)	4,940	8,299
Personalis, Inc. (A)	1,704	22,834
Quanterix Corp. (A)	1,073	4,635
Quantum-Si, Inc. (A)(B)	3,255	2,881
Repligen Corp. (A)	860	117,338
Revvity, Inc.	1,703	189,476
Sotera Health Company (A)	4,461	79,183
Standard BioTools, Inc. (A)	7,423	6,107
Tempus AI, Inc., Class A (A)	2,664	154,326
Thermo Fisher Scientific, Inc.	5,703	2,859,256
Waters Corp. (A)	1,502	563,310
West Pharmaceutical Services, Inc.	1,104	396,336
		9,733,841
Pharmaceuticals – 3.2%
Aclaris Therapeutics, Inc. (A)	2,088	11,046
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alto Neuroscience, Inc. (A)	513	13,538
Alumis, Inc. (A)	1,907	53,663
Amneal Pharmaceuticals, Inc. (A)	5,086	88,039
Amphastar Pharmaceuticals, Inc. (A)	704	14,207
Amylyx Pharmaceuticals, Inc. (A)	1,749	31,412
AN2 Therapeutics, Inc. (A)	669	3,238
ANI Pharmaceuticals, Inc. (A)	336	27,814
Aquestive Therapeutics, Inc. (A)(B)	2,026	8,428
Arvinas, Inc. (A)	1,058	8,792
AtaiBeckley, Inc. (A)	5,735	30,223
Atea Pharmaceuticals, Inc. (A)	1,594	7,412
Axsome Therapeutics, Inc. (A)	782	191,410
BioAge Labs, Inc. (A)	721	17,672
Bristol-Myers Squibb Company	31,227	1,799,300
Cingulate, Inc. (A)	246	1,346
Collegium Pharmaceutical, Inc. (A)	476	17,231
Context Therapeutics, Inc. (A)	1,719	952
Contineum Therapeutics, Inc., Class A (A)	569	9,326
Corcept Therapeutics, Inc. (A)	1,640	142,598
CorMedix, Inc. (A)(B)	1,209	9,491
Crinetics Pharmaceuticals, Inc. (A)	1,623	60,733
Cumberland Pharmaceuticals, Inc. (A)	363	2,352
Dare Bioscience, Inc. (A)	626	1,321
Definium Therapeutics, Inc. (A)	1,567	73,712
Edgewise Therapeutics, Inc. (A)	1,675	68,055
Elanco Animal Health, Inc. (A)	7,645	188,143
Eli Lilly & Company	14,514	17,408,527
Enliven Therapeutics, Inc. (A)	939	47,654
Esperion Therapeutics, Inc. (A)	4,043	12,776
Eton Pharmaceuticals, Inc. (A)	433	15,675
Evolus, Inc. (A)	1,145	7,946
EyePoint, Inc. (A)	1,338	19,133
Fulcrum Therapeutics, Inc. (A)	1,142	4,180
Grace Therapeutics, Inc. (A)	778	1,766
Harmony Biosciences Holdings, Inc. (A)	888	32,332
Harrow, Inc. (A)	579	24,590
Hyperion DeFi, Inc. (A)	212	666
ImageneBio, Inc. (A)	434	2,561
Imara, Inc. (A)(C)	411	0
Impact BioMedical, Inc. (A)	2,274	1,046
Incannex Healthcare, Inc. (A)	243	914
Indivior Pharmaceuticals, Inc. (A)	1,862	76,398
Innoviva, Inc. (A)	1,084	24,618
Jazz Pharmaceuticals PLC (A)	941	226,753
Johnson & Johnson	37,003	9,397,652
LB Pharmaceuticals, Inc. (A)	482	15,643
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
LENZ Therapeutics, Inc. (A)(B)	540	$3,067
Lexicon Pharmaceuticals, Inc. (A)	6,994	16,786
Ligand Pharmaceuticals, Inc. (A)	305	96,407
Liquidia Corp. (A)	1,358	108,273
Maze Therapeutics, Inc. (A)	792	23,633
MBX Biosciences, Inc. (A)	749	41,345
Merck & Company, Inc.	37,972	4,879,402
Nektar Therapeutics (A)	443	30,926
Neumora Therapeutics, Inc. (A)	3,083	5,241
NRX Pharmaceuticals, Inc. (A)	634	2,593
Nuvation Bio, Inc. (A)	5,436	30,876
Ocular Therapeutix, Inc. (A)	3,421	33,594
Omeros Corp. (A)	1,135	10,794
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)(C)	230	138
Organon & Company	4,019	54,417
Pacira BioSciences, Inc. (A)	632	16,034
Perrigo Company PLC	2,150	22,339
Pfizer, Inc.	87,136	2,098,235
Phathom Pharmaceuticals, Inc. (A)	1,254	13,606
Phibro Animal Health Corp., Class A	333	10,456
Polaryx Therapeutics, Inc. (A)	865	2,301
Poseida Therapeutics, Inc. (A)(C)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	725	34,271
Prevail Therapeutics, Inc. (A)(C)	788	0
Q/C Technologies, Inc. (A)	194	757
Rapport Therapeutics, Inc. (A)	765	31,878
Regencell Bioscience Holdings, Ltd. (A)(B)	7,602	46,296
Relmada Therapeutics, Inc. (A)	1,655	11,453
Royalty Pharma PLC, Class A	6,542	366,810
Septerna, Inc. (A)	724	24,247
SIGA Technologies, Inc.	1,333	4,852
SpyGlass Pharma, Inc. (A)	600	13,356
Supernus Pharmaceuticals, Inc. (A)	874	40,650
Tarsus Pharmaceuticals, Inc. (A)	653	41,100
Theravance Biopharma, Inc. (A)	826	14,042
Tilray Brands, Inc. (A)(B)	1,861	8,356
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	2,001	37,319
VeraDermics, Inc. (A)(B)	581	71,428
Viatris, Inc.	17,696	281,012
Xeris Biopharma Holdings, Inc. (A)	2,724	21,574
Zevra Therapeutics, Inc. (A)	929	13,322
Zoetis, Inc.	6,469	464,862
		39,231,254
		113,210,114
Industrials – 10.0%
Aerospace and defense – 2.4%
AAR Corp. (A)	607	86,759
AeroVironment, Inc. (A)(B)	768	126,774
AerSale Corp. (A)	854	5,397
AIRO Group Holdings, Inc. (A)	547	4,042
Archer Aviation, Inc., Class A (A)	11,411	53,974
Astronics Corp. (A)(B)	488	39,655
Astronics Corp., Class B (A)	97	7,372
ATI, Inc. (A)	2,098	413,516
Axon Enterprise, Inc. (A)	1,236	692,914
Beta Technologies, Inc., Class A (A)	3,457	57,905
BWX Technologies, Inc.	1,401	272,705
Byrna Technologies, Inc. (A)(B)	416	2,791
Cadre Holdings, Inc.	684	19,501
Carpenter Technology Corp.	764	471,266
Curtiss-Wright Corp.	566	428,892
Ducommun, Inc. (A)	237	43,895

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Eve Holding, Inc. (A)	5,736	$14,397
Firefly Aerospace, Inc. (A)	2,469	72,589
FTAI Aviation, Ltd.	1,575	426,085
General Dynamics Corp.	4,145	1,468,325
General Electric Company	16,110	6,020,790
HEICO Corp.	824	293,501
HEICO Corp., Class A	1,335	344,310
Hexcel Corp.	1,153	115,369
Honeywell Aerospace, Inc. (A)	4,876	1,077,986
Howmet Aerospace, Inc.	6,156	1,655,102
Huntington Ingalls Industries, Inc.	603	168,774
Innovative Solutions and Support, Inc. (A)	285	5,130
Intuitive Machines, Inc. (A)	2,455	52,512
Karman Holdings, Inc. (A)	2,044	102,036
Kratos Defense & Security Solutions, Inc. (A)	2,884	143,796
L3Harris Technologies, Inc.	2,864	832,250
Leonardo DRS, Inc.	4,123	175,928
Loar Holdings, Inc. (A)	1,439	115,998
Lockheed Martin Corp.	3,532	1,799,413
Mercury Systems, Inc. (A)	931	113,889
Merlin, Inc. (A)(B)	1,360	7,738
Moog, Inc., Class A	440	186,490
National Presto Industries, Inc.	112	13,999
Northrop Grumman Corp.	2,180	1,110,296
Park Aerospace Corp.	353	13,470
Red Cat Holdings, Inc. (A)(B)	1,869	19,905
Redwire Corp. (A)	2,975	36,384
Rocket Lab Corp. (A)	8,841	898,688
RTX Corp.	20,620	3,912,233
Satellogic, Inc., Class A (A)	2,053	11,743
Sidus Space, Inc., Class A (A)(B)	1,074	3,018
StandardAero, Inc. (A)	5,111	152,870
Starfighters Space, Inc. (A)(B)	750	3,990
Textron, Inc.	2,653	243,360
The Boeing Company (A)	12,059	2,610,412
TransDigm Group, Inc.	866	1,153,547
V2X, Inc. (A)	482	35,938
Vertical Aerospace, Ltd. (A)(B)	1,757	3,057
Virgin Galactic Holdings, Inc. (A)(B)	1,475	4,263
Visionwave Holdings, Inc. (A)(B)	391	1,681
Voyager Technologies, Inc., Class A (A)	843	27,187
VSE Corp.	431	98,484
Woodward, Inc.	913	388,427
York Space Systems, Inc. (A)(B)	2,019	49,708
		28,712,426
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	1,828	344,286
Cheetah Net Supply Chain Service, Inc. (A)	161	267
Expeditors International of Washington, Inc.	2,062	336,065
FedEx Corp.	3,671	1,149,500
Forward Air Corp. (A)	541	7,309
GXO Logistics, Inc. (A)	1,807	91,615
Hub Group, Inc., Class A	1,021	44,710
United Parcel Service, Inc., Class B	11,451	1,230,983
		3,204,735
Building products – 0.6%
A.O. Smith Corp.	1,690	105,997
AAON, Inc.	1,257	159,463
Advanced Drainage Systems, Inc.	1,195	187,567
Allegion PLC	1,307	183,620
Apogee Enterprises, Inc.	361	16,512
Armstrong World Industries, Inc.	651	104,433
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AZZ, Inc.	461	$71,478
Builders FirstSource, Inc. (A)	1,695	151,669
Carlisle Companies, Inc.	625	226,719
Carrier Global Corp.	12,840	941,814
CSW Industrials, Inc.	256	71,245
Fortune Brands Innovations, Inc.	1,844	101,236
Gibraltar Industries, Inc. (A)	498	22,460
Griffon Corp.	717	69,929
Hayward Holdings, Inc. (A)	3,358	58,127
Insteel Industries, Inc.	350	10,570
Janus International Group, Inc. (A)	2,316	12,854
JELD-WEN Holding, Inc. (A)	1,955	2,933
Johnson Controls International PLC	9,380	1,370,512
Lennox International, Inc.	531	304,236
Masco Corp.	3,100	252,247
Masterbrand, Inc. (A)	3,532	36,344
Modine Manufacturing Company (A)	810	216,286
Owens Corning	1,229	195,362
Quanex Building Products Corp.	777	14,468
Resideo Technologies, Inc. (A)	2,343	72,867
Simpson Manufacturing Company, Inc.	639	133,775
Tecnoglass, Inc.	704	32,954
Trane Technologies PLC	3,394	1,666,997
Trex Company, Inc. (A)	1,624	81,265
UFP Industries, Inc.	888	80,577
Zurn Elkay Water Solutions Corp.	2,579	130,317
		7,086,833
Commercial services and supplies – 0.5%
ABM Industries, Inc.	909	40,214
ACCO Brands Corp.	1,876	7,804
ACV Auctions, Inc., Class A (A)	2,939	21,131
Brady Corp., Class A	714	65,381
BrightView Holdings, Inc. (A)	1,732	24,542
Casella Waste Systems, Inc., Class A (A)	971	94,158
Cimpress PLC (A)	393	39,968
Cintas Corp.	6,141	1,044,461
Clean Harbors, Inc. (A)	812	242,585
Copart, Inc. (A)	14,778	416,592
CoreCivic, Inc. (A)	1,519	46,147
Deluxe Corp.	767	18,316
Ennis, Inc.	615	13,069
Enviri Corp. (A)	437	9,592
Healthcare Services Group, Inc. (A)	1,129	27,728
HNI Corp.	1,120	45,259
Interface, Inc.	945	33,869
Liquidity Services, Inc. (A)	509	19,912
MillerKnoll, Inc.	1,178	24,102
MSA Safety, Inc.	600	104,748
Odyssey Marine Exploration, Inc. (A)	1,314	1,117
Onterris, Inc. (A)	579	11,702
OPENLANE, Inc. (A)	1,678	69,201
Pitney Bowes, Inc.	2,306	40,401
Republic Services, Inc.	4,755	1,013,195
Rollins, Inc.	7,419	309,669
Tetra Tech, Inc.	4,029	116,398
The Brink's Company	640	60,474
The GEO Group, Inc. (A)	2,046	60,459
UniFirst Corp.	224	59,239
Veralto Corp.	3,805	337,427
Vestis Corp. (A)	2,113	30,681
Waste Management, Inc.	6,202	1,382,302
		5,831,843
Construction and engineering – 0.5%
AECOM	1,985	138,553
Ameresco, Inc., Class A (A)	561	15,484

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
API Group Corp. (A)	6,628	$280,696
Arcosa, Inc.	774	112,454
Argan, Inc.	215	171,688
Bowman Consulting Group, Ltd. (A)	297	8,672
Cardinal Infrastructure Group, Inc., Class A (A)	246	23,173
Centuri Holdings, Inc. (A)	1,569	47,447
Comfort Systems USA, Inc.	541	1,072,235
Concrete Pumping Holdings, Inc. (A)	866	10,435
Construction Partners, Inc., Class A (A)	742	88,127
Dycom Industries, Inc. (A)	460	232,571
EMCOR Group, Inc.	682	565,978
Everus Construction Group, Inc. (A)	789	130,935
Fluor Corp. (A)	2,198	115,153
Granite Construction, Inc.	652	103,068
IES Holdings, Inc. (A)	307	225,541
Legence Corp., Class A (A)	1,037	88,384
Limbach Holdings, Inc. (A)	195	15,015
MasTec, Inc. (A)	1,210	503,433
Matrix Service Company (A)	568	7,782
MYR Group, Inc. (A)	238	119,095
NWPX Infrastructure, Inc. (A)	156	23,391
Orion Group Holdings, Inc. (A)	678	11,404
Primoris Services Corp.	859	85,144
Quanta Services, Inc.	2,298	1,654,652
Solv Energy, Inc., Class A (A)	1,800	61,290
Sterling Infrastructure, Inc. (A)	472	396,178
Terrestrial Energy, Inc. (A)(B)	1,311	9,282
Tutor Perini Corp.	816	67,704
Valmont Industries, Inc.	299	172,702
WillScot Holdings Corp.	2,818	81,327
		6,638,993
Electrical equipment – 1.4%
Acuity, Inc.	472	177,784
Allient, Inc.	283	29,129
American Superconductor Corp. (A)	744	30,883
AMETEK, Inc.	3,522	852,113
Amprius Technologies, Inc. (A)	2,115	29,314
Array Technologies, Inc. (A)	2,422	17,947
Atkore, Inc.	535	40,681
Babcock & Wilcox Enterprises, Inc. (A)	2,102	29,638
Bloom Energy Corp., Class A (A)	4,339	1,313,415
ChargePoint Holdings, Inc. (A)(B)	573	3,386
Eaton Corp. PLC	5,970	2,543,936
Emerson Electric Company	8,638	1,236,530
Energous Corp. (A)	97	2,333
Energy Vault Holdings, Inc. (A)	2,829	13,325
EnerSys	570	133,277
Enovix Corp. (A)	3,458	20,990
Eos Energy Enterprises, Inc. (A)(B)	5,277	31,029
Fluence Energy, Inc. (A)	2,069	41,132
Forgent Power Solutions, Inc. (A)	3,600	201,096
FuelCell Energy, Inc. (A)	851	30,645
GE Vernova, Inc.	4,141	4,865,095
Generac Holdings, Inc. (A)	903	264,407
Hubbell, Inc.	818	427,978
KULR Technology Group, Inc. (A)(B)	779	2,968
LSI Industries, Inc.	598	15,895
NANO Nuclear Energy, Inc. (A)(B)	807	17,060
Nextpower, Inc., Class A (A)	2,285	272,235
NuScale Power Corp. (A)	4,913	49,277
nVent Electric PLC	2,487	421,820
Plug Power, Inc. (A)	21,573	58,463
Powell Industries, Inc.	561	160,648
Power Solutions International, Inc. (A)	357	13,884
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Preformed Line Products Company	78	$32,024
Regal Rexnord Corp.	1,026	244,383
Rockwell Automation, Inc.	1,726	854,508
Sensata Technologies Holding PLC	2,264	108,083
SES AI Corp. (A)(B)	5,367	5,153
Shoals Technologies Group, Inc., Class A (A)	2,639	26,126
Sunrun, Inc. (A)	3,627	48,529
Vertiv Holdings Company, Class A	5,874	1,966,733
Vicor Corp. (A)	519	197,106
		16,830,958
Ground transportation – 0.8%
ArcBest Corp.	349	50,095
Avis Budget Group, Inc. (A)	543	80,272
Covenant Logistics Group, Inc.	412	18,202
CSX Corp.	28,510	1,355,080
FedEx Freight Holding Company, Inc. (A)	1,835	277,085
FTAI Infrastructure, Inc.	2,040	9,466
Heartland Express, Inc.	1,443	21,962
Hertz Global Holdings, Inc. (A)(B)	4,871	11,033
JB Hunt Transport Services, Inc.	1,451	419,963
Knight-Swift Transportation Holdings, Inc.	2,467	192,105
Landstar System, Inc.	524	108,368
Lyft, Inc., Class A (A)	5,931	86,652
Marten Transport, Ltd.	1,400	24,290
Norfolk Southern Corp.	3,443	1,083,133
Old Dominion Freight Line, Inc.	3,200	693,120
RXO, Inc. (A)	2,569	70,879
Ryder System, Inc.	607	160,108
Saia, Inc. (A)	409	172,254
Schneider National, Inc., Class B	1,513	55,270
Uber Technologies, Inc. (A)	31,602	2,280,400
U-Haul Holding Company (A)	230	15,051
U-Haul Holding Company, Series N	2,851	164,503
Union Pacific Corp.	9,103	2,476,016
Universal Logistics Holdings, Inc.	424	6,275
Werner Enterprises, Inc.	949	41,386
XPO, Inc. (A)	1,800	369,522
		10,242,490
Industrial conglomerates – 0.2%
3M Company	8,077	1,307,747
Brookfield Business Corp., Class A	88	2,627
Honeywell International, Inc.	4,876	1,091,736
Hyperscale Data, Inc. (A)	7,811	1,099
		2,403,209
Machinery – 2.1%
3D Systems Corp. (A)	2,485	7,505
Aebi Schmidt Holding AG	177	2,221
AGCO Corp.	1,117	133,705
AgEagle Aerial Systems, Inc. (A)	1,120	998
Alamo Group, Inc.	188	30,924
Albany International Corp., Class A	460	34,270
Alliance Laundry Holdings, Inc. (A)	3,188	84,546
Allison Transmission Holdings, Inc.	1,257	141,714
Astec Industries, Inc.	397	24,292
Atmus Filtration Technologies, Inc.	1,257	64,094
Blue Bird Corp. (A)	483	38,138
Caterpillar, Inc.	7,189	7,655,566
CECO Environmental Corp. (A)	919	83,390
Chart Industries, Inc. (A)	724	151,273
CNH Industrial NV	19,184	215,436
Columbus McKinnon Corp.	548	8,291
Crane Company	890	198,532
Cummins, Inc.	2,118	1,510,579

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Deere & Company	4,153	$2,634,372
Donaldson Company, Inc.	1,805	162,035
Douglas Dynamics, Inc.	391	21,094
Dover Corp.	2,058	461,568
Energy Recovery, Inc. (A)	920	8,298
Enerpac Tool Group Corp.	851	30,517
Enpro, Inc.	326	122,879
Esab Corp.	949	93,600
ESCO Technologies, Inc.	397	138,966
Federal Signal Corp.	939	120,652
Flowserve Corp.	1,959	145,279
Fortive Corp.	4,704	287,367
Franklin Electric Company, Inc.	707	75,783
Gates Industrial Corp. PLC (A)	3,942	110,258
Graco, Inc.	2,545	192,427
Graham Corp. (A)	178	22,035
Helios Technologies, Inc.	536	47,838
Hillman Solutions Corp. (A)	3,467	29,261
Hyster-Yale, Inc.	295	10,343
IDEX Corp.	1,142	259,177
Illinois Tool Works, Inc.	4,443	1,201,698
Ingersoll Rand, Inc.	6,018	493,416
ITT, Inc.	1,317	260,450
JBT Marel Corp.	801	116,145
Kadant, Inc.	182	57,190
Kennametal, Inc.	1,183	41,464
LB Foster Company, Class A (A)	209	9,441
Lincoln Electric Holdings, Inc.	844	224,090
Lindsay Corp.	168	20,798
Mayville Engineering Company, Inc. (A)	407	15,246
Microvast Holdings, Inc. (A)	5,319	6,223
Miller Industries, Inc.	233	11,918
Mueller Industries, Inc.	1,733	213,038
Mueller Water Products, Inc., Class A	2,436	62,922
Nordson Corp.	855	257,945
Oshkosh Corp.	957	146,880
Otis Worldwide Corp.	5,952	426,163
PACCAR, Inc.	8,078	970,329
Palladyne AI Corp. (A)(B)	747	4,542
Parker-Hannifin Corp.	1,962	1,919,071
Pentair PLC	2,471	189,427
Proto Labs, Inc. (A)	391	31,870
RBC Bearings, Inc. (A)	486	313,013
Richtech Robotics, Inc., Class B (A)(B)	2,868	6,051
Snap-on, Inc.	791	318,298
SPX Technologies, Inc. (A)	767	188,045
Standex International Corp.	187	66,884
Stanley Black & Decker, Inc.	2,382	224,194
Stratasys, Ltd. (A)	1,511	12,934
Symbotic, Inc. (A)	1,940	87,203
Tennant Company	293	25,649
Terex Corp.	1,746	126,393
The Gorman-Rupp Company	460	42,200
The Greenbrier Companies, Inc.	496	24,309
The Manitowoc Company, Inc. (A)	660	9,167
The Middleby Corp. (A)	724	124,535
The Timken Company	1,066	154,911
The Toro Company	1,490	145,156
Titan International, Inc. (A)	1,220	9,406
Trinity Industries, Inc.	1,261	43,605
Velo3D, Inc. (A)(B)	419	7,353
Wabash National Corp.	772	10,422
Wabtec Corp.	2,614	704,734
Watts Water Technologies, Inc., Class A	423	165,583
Worthington Enterprises, Inc.	822	44,191
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	3,731	$441,042
		25,334,767
Marine transportation – 0.0%
Costamare, Inc.	1,958	27,451
Euroseas, Ltd.	118	7,832
Genco Shipping & Trading, Ltd.	713	17,668
Global Ship Lease, Inc., Class A	552	20,755
High-Trend International Group (A)	180	758
Kirby Corp. (A)	827	112,447
Matson, Inc.	473	90,925
Pangaea Logistics Solutions, Ltd.	1,269	8,249
Safe Bulkers, Inc.	1,978	12,481
Seanergy Maritime Holdings Corp.	410	5,506
Star Bulk Carriers Corp.	1,734	43,298
Toro Corp.	700	3,409
		350,779
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	1,779	92,864
Allegiant Travel Company (A)	444	52,214
American Airlines Group, Inc. (A)	10,085	182,236
Copa Holdings SA, Class A	472	73,429
Delta Air Lines, Inc.	10,041	940,440
FlyExclusive, Inc. (A)	1,101	2,202
Frontier Group Holdings, Inc. (A)	3,910	30,928
JetBlue Airways Corp. (A)	5,996	34,357
Joby Aviation, Inc. (A)	15,129	134,951
SkyWest, Inc. (A)	642	63,770
Southwest Airlines Company	7,566	389,044
Surf Air Mobility, Inc. (A)(B)	1,465	1,699
United Airlines Holdings, Inc. (A)	4,981	677,366
		2,675,500
Professional services – 0.5%
Alight, Inc., Class A	9,056	5,071
Amentum Holdings, Inc. (A)	3,778	78,091
Andersen Group, Inc., Class A (A)(B)	220	8,298
Automatic Data Processing, Inc.	6,184	1,384,907
Barrett Business Services, Inc.	454	16,126
BlackSky Technology, Inc. (A)	579	16,166
Booz Allen Hamilton Holding Corp.	1,854	112,482
Broadridge Financial Solutions, Inc.	1,795	245,825
CACI International, Inc., Class A (A)	340	157,508
CBIZ, Inc. (A)	881	28,262
Clarivate PLC (A)	10,551	22,790
Concentrix Corp.	990	22,181
CRA International, Inc.	104	14,799
Equifax, Inc.	1,849	293,473
ExlService Holdings, Inc. (A)	2,405	62,193
Exponent, Inc.	790	46,420
First Advantage Corp. (A)	2,906	52,453
FTI Consulting, Inc. (A)	469	69,886
Genpact, Ltd.	13	358
Huron Consulting Group, Inc. (A)	262	23,622
IBEX Holdings, Ltd. (A)	265	8,048
ICF International, Inc.	295	21,494
Innodata, Inc. (A)	504	38,092
Insperity, Inc.	600	24,786
Jacobs Solutions, Inc.	1,809	227,934
KBR, Inc.	1,953	67,437
Kelly Services, Inc., Class A	693	8,510
Kforce, Inc.	334	15,671
Korn Ferry	791	52,665
Legalzoom.com, Inc. (A)	2,855	17,501
Leidos Holdings, Inc.	1,938	199,556
ManpowerGroup, Inc.	742	25,057

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Maximus, Inc.	843	$45,320
Parsons Corp. (A)	1,634	85,605
Paychex, Inc.	5,498	540,618
Paycom Software, Inc.	736	92,500
Paylocity Holding Corp. (A)	842	88,014
Planet Labs PBC (A)	4,968	164,590
Resolute Holdings Management, Inc. (A)	134	19,367
Robert Half, Inc.	1,587	48,721
Science Applications International Corp.	675	74,527
Spire Global, Inc. (A)(B)	544	10,118
SS&C Technologies Holdings, Inc.	3,711	230,268
TaskUS, Inc., Class A	780	3,650
TIC Solutions, Inc. (A)	3,472	28,088
TransUnion	2,965	213,895
TriNet Group, Inc.	761	37,662
UL Solutions, Inc., Class A	1,198	122,028
Upwork, Inc. (A)	2,040	17,054
Verisk Analytics, Inc.	2,125	381,501
Verra Mobility Corp. (A)	2,402	10,209
Willdan Group, Inc. (A)	234	18,509
		5,599,906
Trading companies and distributors – 0.5%
AerCap Holdings NV	2,550	371,739
Applied Industrial Technologies, Inc.	564	190,717
BlueLinx Holdings, Inc. (A)	154	9,530
Boise Cascade Company	562	43,628
Core & Main, Inc., Class A (A)	2,870	138,478
Custom Truck One Source, Inc. (A)	3,661	43,236
Distribution Solutions Group, Inc. (A)	892	24,396
DNOW, Inc. (A)	2,894	37,535
DXP Enterprises, Inc. (A)	242	40,835
EquipmentShare.com, Inc., Class A (A)(B)	3,575	70,285
Fastenal Company	17,596	845,136
Ferguson Enterprises, Inc.	2,982	707,718
GATX Corp.	553	97,986
Global Industrial, Inc.	729	24,392
Herc Holdings, Inc.	517	74,107
Karat Packaging, Inc.	320	10,707
McGrath RentCorp	407	49,259
MSC Industrial Direct Company, Inc., Class A	845	100,513
NPK International, Inc. (A)	1,406	22,369
QXO, Inc. (A)(B)	10,892	188,214
Rush Enterprises, Inc., Class A	916	66,854
Rush Enterprises, Inc., Class B	329	25,169
SiteOne Landscape Supply, Inc. (A)	687	78,600
Sunbelt Rentals Holdings, Inc. (B)	6,377	477,063
Titan Machinery, Inc. (A)	441	9,314
Transcat, Inc. (A)	151	14,008
United Rentals, Inc.	968	1,096,638
W.W. Grainger, Inc.	725	986,290
Watsco, Inc.	533	222,117
WESCO International, Inc.	743	256,654
Willis Lease Finance Corp.	106	24,253
Xometry, Inc., Class A (A)	781	75,382
		6,423,122
Transportation infrastructure – 0.0%
Corp America Airports SA (A)	68	1,712
		121,337,273
Information technology – 33.6%
Communications equipment – 1.2%
ADTRAN Holdings, Inc. (A)	1,300	18,070
Applied Optoelectronics, Inc. (A)	1,156	171,273
Arista Networks, Inc. (A)	19,313	3,280,892
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Aviat Networks, Inc. (A)	301	$6,682
BK Technologies Corp. (A)	63	5,417
Calix, Inc. (A)	1,019	38,029
Ciena Corp. (A)	2,174	1,066,477
Cisco Systems, Inc.	60,721	7,132,289
Clearfield, Inc. (A)	259	10,306
Digi International, Inc. (A)	603	45,195
Extreme Networks, Inc. (A)	2,101	68,009
F5, Inc. (A)	867	360,637
Harmonic, Inc. (A)	1,782	29,100
Lantronix, Inc. (A)	767	4,510
Lumentum Holdings, Inc. (A)	1,097	941,292
Motorola Solutions, Inc.	2,544	1,056,498
NETGEAR, Inc. (A)	459	10,718
NetScout Systems, Inc. (A)	1,152	50,170
Ondas, Inc. (A)(B)	7,406	61,025
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,810	6,575
Ubiquiti, Inc.	930	496,648
Viasat, Inc. (A)	2,092	187,883
Viavi Solutions, Inc. (A)	3,473	165,836
Vistance Networks, Inc. (A)	3,455	44,155
		15,257,686
Electronic equipment, instruments and components – 1.2%
Advanced Energy Industries, Inc.	581	216,637
Aeva Technologies, Inc. (A)	987	28,347
AEye, Inc. (A)	870	1,253
Amphenol Corp., Class A	18,887	3,330,156
Arlo Technologies, Inc. (A)	1,698	22,889
Arrow Electronics, Inc. (A)	782	166,887
Avnet, Inc.	1,249	110,936
Badger Meter, Inc.	457	67,810
Bel Fuse, Inc., Class A	40	11,649
Bel Fuse, Inc., Class B	157	52,287
Belden, Inc.	613	73,505
Benchmark Electronics, Inc.	557	54,959
CDW Corp.	1,992	280,155
Climb Global Solutions, Inc.	343	7,961
Cognex Corp.	2,565	185,757
Coherent Corp. (A)	2,880	1,136,074
Corning, Inc.	13,183	3,367,334
Crane NXT Company	899	45,993
CTS Corp.	483	31,487
Daktronics, Inc. (A)	793	15,511
ePlus, Inc.	420	34,957
Evolv Technologies Holdings, Inc. (A)	2,817	16,339
Fabrinet (A)	551	309,706
Flex, Ltd. (A)	5,654	916,344
Forward Industries, Inc. (A)(B)	1,395	5,887
Frequency Electronics, Inc. (A)	157	10,417
Ingram Micro Holding Corp.	3,663	100,476
Insight Enterprises, Inc. (A)	482	58,708
IPG Photonics Corp. (A)	678	79,543
Itron, Inc. (A)	688	59,533
Jabil, Inc.	1,619	624,092
Keysight Technologies, Inc. (A)	2,638	923,485
Kimball Electronics, Inc. (A)	459	11,750
Knowles Corp. (A)	1,365	56,620
LightPath Technologies, Inc., Class A (A)	948	15,500
Lightwave Logic, Inc. (A)	2,310	21,853
Littelfuse, Inc.	391	178,034
Mirion Technologies, Inc. (A)	3,816	68,421
M-Tron Industries, Inc. (A)	63	6,246
Napco Security Technologies, Inc.	553	21,003
nLight, Inc. (A)	867	60,361

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Novanta, Inc. (A)	558	$90,530
OSI Systems, Inc. (A)	255	55,769
Ouster, Inc. (A)	972	60,769
PC Connection, Inc.	450	32,846
Plexus Corp. (A)	415	124,778
Powerfleet, Inc. (A)	2,302	8,817
Ralliant Corp.	1,751	128,926
Rogers Corp. (A)	285	46,663
Sanmina Corp. (A)	842	213,093
ScanSource, Inc. (A)	350	18,232
Syntec Optics Holdings, Inc. (A)(B)	612	7,619
TD SYNNEX Corp.	1,235	330,165
Teledyne Technologies, Inc. (A)	709	472,832
TTM Technologies, Inc. (A)	1,588	296,988
Unusual Machines, Inc. (A)	742	16,547
Vishay Intertechnology, Inc.	1,918	103,150
Vishay Precision Group, Inc. (A)	210	31,481
Vontier Corp.	2,209	64,061
Zebra Technologies Corp., Class A (A)	757	199,288
		15,089,416
IT services – 1.0%
Accenture PLC, Class A	9,434	1,173,967
Akamai Technologies, Inc. (A)	2,228	263,372
Amdocs, Ltd.	1,636	82,683
Applied Digital Corp. (A)	4,390	163,747
Backblaze, Inc., Class A (A)	1,059	16,796
BigBear.ai Holdings, Inc. (A)(B)	7,343	26,949
Brand Engagement Network, Inc. (A)	95	1,625
Cloudflare, Inc., Class A (A)	4,881	1,197,212
Cognizant Technology Solutions Corp., Class A	7,327	283,775
CoreWeave, Inc., Class A (A)	6,437	640,739
DigitalOcean Holdings, Inc. (A)	1,415	222,197
DXC Technology Company (A)	2,677	23,691
EPAM Systems, Inc. (A)	808	64,115
Everforth, Inc. (A)	744	13,295
Fastly, Inc., Class A (A)	2,346	43,073
Gartner, Inc. (A)	1,083	140,378
Globant SA (A)	686	19,853
GoDaddy, Inc., Class A (A)	2,043	173,410
Grid Dynamics Holdings, Inc. (A)	1,474	8,372
IBM Corp.	14,411	4,052,517
Kyndryl Holdings, Inc. (A)	3,620	40,942
MongoDB, Inc. (A)	1,235	414,837
Okta, Inc. (A)	2,603	355,179
Rackspace Technology, Inc. (A)(B)	4,101	26,780
SharonAI Holdings, Inc. (A)(B)	254	21,504
Snowflake, Inc. (A)	5,314	1,352,413
The Hackett Group, Inc.	847	9,122
TSS, Inc. (A)	436	5,363
Twilio, Inc., Class A (A)	2,331	480,955
VeriSign, Inc.	1,408	354,196
Whitefiber, Inc. (A)(B)	604	23,465
		11,696,522
Semiconductors and semiconductor equipment – 16.3%
ACM Research, Inc., Class A (A)	933	118,388
Advanced Micro Devices, Inc. (A)	25,043	14,547,729
Aehr Test Systems (A)	485	46,589
Aeluma, Inc. (A)	285	6,293
Allegro MicroSystems, Inc. (A)	2,854	198,695
Alpha & Omega Semiconductor, Ltd. (A)	479	22,671
Ambarella, Inc. (A)	678	58,172
Ambiq Micro, Inc. (A)	354	31,258
Amkor Technology, Inc.	3,805	328,105
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	7,503	$2,979,967
Applied Materials, Inc.	12,176	8,803,248
Ascent Solar Technologies, Inc. (A)	200	1,000
Astera Labs, Inc. (A)	2,615	1,263,097
Atomera, Inc. (A)	627	5,461
Axcelis Technologies, Inc. (A)	472	89,420
AXT, Inc. (A)	856	61,700
Blaize Holdings, Inc. (A)(B)	2,145	2,960
Broadcom, Inc.	72,733	27,474,891
CEVA, Inc. (A)	448	21,128
Cirrus Logic, Inc. (A)	783	116,299
Cohu, Inc. (A)	742	54,841
Datavault AI, Inc. (A)(B)	9,757	3,415
Diodes, Inc. (A)	721	78,906
Enphase Energy, Inc. (A)	2,013	99,120
Entegris, Inc.	2,332	419,434
Everspin Technologies, Inc. (A)	403	9,745
First Solar, Inc. (A)	1,645	388,154
FormFactor, Inc. (A)	1,202	192,236
GlobalFoundries, Inc.	8,571	706,336
GSI Technology, Inc. (A)	632	4,885
Ichor Holdings, Ltd. (A)	541	60,743
Impinj, Inc. (A)	466	66,745
Indie Semiconductor, Inc., Class A (A)(B)	3,353	15,055
Intel Corp. (A)	76,731	10,713,950
inTEST Corp. (A)	306	5,560
KLA Corp.	20,130	6,073,422
Kopin Corp. (A)	2,913	13,050
Kulicke & Soffa Industries, Inc.	814	108,881
Lam Research Corp.	19,176	8,309,536
Lattice Semiconductor Corp. (A)	2,102	321,522
MACOM Technology Solutions Holdings, Inc. (A)	1,152	438,186
Marvell Technology, Inc.	13,431	4,000,961
MaxLinear, Inc. (A)	1,379	176,553
Microchip Technology, Inc.	8,308	757,690
Micron Technology, Inc.	17,321	19,993,457
MKS, Inc.	1,033	459,478
Mobix Labs, Inc. (A)	378	794
Monolithic Power Systems, Inc.	754	1,042,299
Navitas Semiconductor Corp. (A)	3,552	63,652
NVE Corp.	83	8,678
NVIDIA Corp.	373,278	74,689,195
ON Semiconductor Corp. (A)	6,048	571,778
Onto Innovation, Inc. (A)	763	288,757
PDF Solutions, Inc. (A)	639	45,235
Penguin Solutions, Inc. (A)	786	59,744
Photronics, Inc. (A)	916	29,797
Power Integrations, Inc.	866	72,536
Qnity Electronics, Inc.	3,225	526,675
Qorvo, Inc. (A)	1,417	132,164
Qualcomm, Inc.	16,400	3,030,556
QuickLogic Corp. (A)	340	6,790
Rambus, Inc. (A)	1,662	220,614
Rigetti Computing, Inc. (A)	5,102	98,571
SEALSQ Corp. (A)(B)	3,459	10,896
Semtech Corp. (A)	1,429	231,284
Silicon Laboratories, Inc. (A)	508	111,028
SiTime Corp. (A)	405	301,952
SkyWater Technology, Inc. (A)	758	26,394
Skyworks Solutions, Inc.	2,302	156,076
SolarEdge Technologies, Inc. (A)	936	54,700
Synaptics, Inc. (A)	602	74,786
T1 Energy, Inc. (A)	4,353	41,266
Teradyne, Inc.	2,404	1,163,151

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	13,985	$4,168,509
Trio-Tech International (A)	213	2,624
Ultra Clean Holdings, Inc. (A)	710	101,239
Universal Display Corp.	727	62,951
Veeco Instruments, Inc. (A)	941	71,328
Wolfspeed, Inc. (A)(B)	699	33,727
		197,148,678
Software – 7.1%
A10 Networks, Inc.	1,131	42,254
ACI Worldwide, Inc. (A)	1,579	79,408
Adeia, Inc.	1,703	56,080
Adobe, Inc. (A)	6,152	1,261,283
Agilysys, Inc. (A)	450	47,025
Alarm.com Holdings, Inc. (A)	799	37,329
Alkami Technology, Inc. (A)	1,688	30,587
American Bitcoin Corp., Class A (A)	5,266	3,587
Amplitude, Inc., Class A (A)	1,897	14,512
Appfolio, Inc., Class A (A)	376	60,292
Appian Corp., Class A (A)	711	16,282
AppLovin Corp., Class A (A)	4,717	2,430,340
Arteris, Inc. (A)	727	35,325
Asana, Inc., Class A (A)	2,702	18,914
Atlassian Corp., Class A (A)	2,613	203,265
Aurora Innovation, Inc. (A)	25,261	172,280
Autodesk, Inc. (A)	3,243	630,504
AvePoint, Inc. (A)	3,562	39,930
Bentley Systems, Inc., Class B	4,538	135,641
BILL Holdings, Inc. (A)	1,551	56,084
Bit Digital, Inc. (A)	5,121	9,218
Bitdeer Technologies Group, Class A (A)	2,949	46,801
BitMine Immersion Technologies, Inc.	6,984	92,957
Blackbaud, Inc. (A)	761	22,541
Blackline, Inc. (A)	963	27,031
Blend Labs, Inc., Class A (A)	4,347	7,433
Box, Inc., Class A (A)	2,117	56,185
Braze, Inc., Class A (A)	1,786	38,738
C3.ai, Inc., Class A (A)	2,297	20,880
Cadence Design Systems, Inc. (A)	4,240	1,591,357
CCC Intelligent Solutions Holdings, Inc. (A)	9,219	47,570
Cerence, Inc. (A)	732	8,286
Cipher Digital, Inc. (A)	6,225	152,513
Circle Internet Group, Inc. (A)	3,510	219,831
CleanSpark, Inc. (A)	3,920	57,036
Clear Secure, Inc., Class A	1,523	84,877
CommVault Systems, Inc. (A)	679	96,235
Consensus Cloud Solutions, Inc. (A)	315	12,017
Core Scientific, Inc. (A)	4,838	123,804
Crowdstrike Holdings, Inc., Class A (A)	3,895	2,972,430
Daily Journal Corp. (A)	20	12,024
Datadog, Inc., Class A (A)	5,045	1,313,516
Digi Power X, Inc. (A)	50	273
Digital Turbine, Inc. (A)	1,932	24,923
DocuSign, Inc. (A)	2,987	132,683
Dolby Laboratories, Inc., Class A	939	49,373
Domo, Inc., Class B (A)	827	2,589
Dropbox, Inc., Class A (A)	2,447	67,219
Duos Technologies Group, Inc. (A)(B)	534	6,408
D-Wave Quantum, Inc. (A)(B)	5,634	135,160
Dynatrace, Inc. (A)	4,582	201,196
Elastic NV (A)	1,605	91,517
EverCommerce, Inc. (A)(B)	2,906	29,234
Fair Isaac Corp. (A)	365	436,095
Figma, Inc., Class A (A)(B)	6,804	123,084
Five9, Inc. (A)	1,191	25,392
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	11,371	$1,746,813
Freshworks, Inc., Class A (A)	3,923	39,701
Gen Digital, Inc.	9,253	230,307
Gitlab, Inc., Class A (A)	2,370	72,356
Guidewire Software, Inc. (A)	1,307	160,826
HubSpot, Inc. (A)	813	148,381
i3 Verticals, Inc., Class A (A)	408	8,715
Intapp, Inc. (A)	1,293	32,597
InterDigital, Inc.	396	112,119
Intuit, Inc.	4,249	1,108,989
JFrog, Ltd. (A)	1,853	168,401
Klaviyo, Inc., Class A (A)	2,328	35,153
Life360, Inc. (A)	1,247	69,034
LiveRamp Holdings, Inc. (A)	1,017	38,280
Manhattan Associates, Inc. (A)	924	128,667
MARA Holdings, Inc. (A)	5,841	81,131
Microsoft Corp.	114,070	42,550,390
Mitek Systems, Inc. (A)	744	14,977
N-able, Inc. (A)	3,701	13,583
NCino, Inc. (A)	1,787	29,217
NCR Voyix Corp. (A)	2,283	18,652
Netskope, Inc., Class A (A)	3,681	40,270
NextNav, Inc. (A)	2,139	38,138
Nutanix, Inc., Class A (A)	4,082	208,019
OneSpan, Inc.	603	8,653
Ooma, Inc. (A)	535	10,283
Oracle Corp.	44,186	6,475,458
Pagaya Technologies, Ltd., Class A (A)(B)	1,105	20,166
PagerDuty, Inc. (A)	1,393	13,442
Palantir Technologies, Inc., Class A (A)	35,194	4,106,084
Palo Alto Networks, Inc. (A)	12,531	4,273,322
PAR Technology Corp. (A)	712	12,403
Pegasystems, Inc.	2,621	78,551
Pivotal Software, Inc. (A)(C)	6,091	0
Porch Group, Inc. (A)	1,664	25,027
Procore Technologies, Inc. (A)	2,328	94,563
Progress Software Corp. (A)	657	22,062
PTC, Inc. (A)	1,823	207,111
Q2 Holdings, Inc. (A)	977	46,994
Qualys, Inc. (A)	557	76,582
Rapid7, Inc. (A)	1,291	10,457
REalloys, Inc. (A)(B)	950	13,728
Red Violet, Inc. (A)	251	15,994
RingCentral, Inc., Class A	1,163	45,334
Riot Platforms, Inc. (A)	5,821	159,379
Roper Technologies, Inc.	1,576	533,303
Rubrik, Inc., Class A (A)	2,426	194,759
SailPoint, Inc. (A)	8,826	129,213
Salesforce, Inc.	14,177	2,220,969
Samsara, Inc., Class A (A)	5,692	184,592
SentinelOne, Inc., Class A (A)	5,177	87,854
ServiceNow, Inc. (A)	16,076	1,596,025
ServiceTitan, Inc., Class A (A)	1,284	90,792
Soluna Holdings, Inc. (A)(B)	1,826	2,465
SoundHound AI, Inc., Class A (A)(B)	5,993	38,775
Sprinklr, Inc., Class A (A)	2,660	13,726
Sprout Social, Inc., Class A (A)	1,009	7,618
SPS Commerce, Inc. (A)	583	33,330
Strategy, Inc. (A)	5,002	434,824
Synopsys, Inc. (A)	2,943	1,312,784
Tenable Holdings, Inc. (A)	1,777	65,536
Teradata Corp. (A)	1,493	51,732
TeraWulf, Inc. (A)(B)	6,509	160,772
Thryv Holdings, Inc. (A)	1,039	4,094
Trimble, Inc. (A)	3,612	184,862

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	665	$194,486
UiPath, Inc., Class A (A)	7,063	76,775
Unity Software, Inc. (A)	6,663	190,429
Varonis Systems, Inc. (A)	1,858	77,962
Veritone, Inc. (A)(B)	1,603	2,196
Vertex, Inc., Class A (A)	1,279	14,683
Via Transportation, Inc., Class A (A)	1,264	22,929
Weave Communications, Inc. (A)	1,396	8,362
Workday, Inc., Class A (A)	3,231	395,539
Workiva, Inc. (A)	839	40,700
Yext, Inc. (A)	2,099	9,802
Zeta Global Holdings Corp., Class A (A)	3,369	66,302
Zoom Video Communications, Inc., Class A (A)	4,088	352,835
Zscaler, Inc. (A)	2,477	349,629
		85,670,311
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	225,528	65,258,758
Corsair Gaming, Inc. (A)	1,863	18,015
Dell Technologies, Inc., Class C	4,897	2,112,860
Diebold Nixdorf, Inc. (A)	552	46,931
Eastman Kodak Company (A)	1,573	14,550
Everpure, Inc., Class A (A)	5,090	401,041
GPGI, Inc. (B)	4,494	71,230
Hewlett Packard Enterprise Company	20,365	918,665
HP, Inc.	14,011	307,401
Infleqtion, Inc. (A)(B)	3,380	45,022
IonQ, Inc. (A)	5,632	299,960
NetApp, Inc.	3,024	467,994
One Stop Systems, Inc. (A)	405	7,363
Quantum Computing, Inc. (A)(B)	3,446	33,426
Quantum Corp. (A)	246	2,706
Sandisk Corp. (A)	2,267	5,154,546
Seagate Technology Holdings PLC	3,350	3,232,750
Super Micro Computer, Inc. (A)	9,195	269,689
Western Digital Corp.	5,207	3,325,815
Xerox Holdings Corp. (B)	2,282	7,143
		81,995,865
		406,858,478
Materials – 2.2%
Chemicals – 1.0%
AdvanSix, Inc.	466	9,264
Air Products & Chemicals, Inc.	3,419	1,002,382
Albemarle Corp.	1,811	244,539
Alto Ingredients, Inc. (A)	1,325	7,553
Ashland, Inc.	726	47,836
ASP Isotopes, Inc. (A)(B)	1,975	12,285
Aspen Aerogels, Inc. (A)	1,493	9,466
Avient Corp.	1,448	53,518
Axalta Coating Systems, Ltd. (A)	3,215	110,017
Balchem Corp.	505	85,320
Cabot Corp.	794	72,111
Celanese Corp.	1,737	79,902
CF Industries Holdings, Inc.	2,356	255,061
Corteva, Inc.	10,303	872,561
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,030	301,781
DuPont de Nemours, Inc.	2,096	284,301
Eastman Chemical Company	1,737	116,344
Ecolab, Inc.	4,325	1,204,988
Ecovyst, Inc. (A)	1,756	21,862
Element Solutions, Inc.	3,732	178,203
Flotek Industries, Inc. (A)	491	11,548
FMC Corp. (B)	1,969	22,644
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Hawkins, Inc.	323	$45,898
HB Fuller Company	856	49,896
Huntsman Corp.	2,705	28,727
Ingevity Corp. (A)	559	41,741
Innospec, Inc.	391	31,823
International Flavors & Fragrances, Inc.	3,945	312,523
Intrepid Potash, Inc. (A)	239	7,834
Koppers Holdings, Inc.	341	15,311
Kronos Worldwide, Inc.	1,874	11,862
Linde PLC	7,111	3,690,182
LSB Industries, Inc. (A)	1,199	12,961
LyondellBasell Industries NV, Class A	4,952	260,723
Mativ Holdings, Inc.	942	7,131
Minerals Technologies, Inc.	510	37,725
NewMarket Corp.	144	113,939
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,768	35,042
Orion SA	1,049	6,955
Perimeter Solutions, Inc. (A)	2,333	83,171
PPG Industries, Inc.	3,413	413,963
PureCycle Technologies, Inc. (A)(B)	2,847	23,089
Quaker Chemical Corp.	276	43,848
Rayonier Advanced Materials, Inc. (A)	1,144	8,992
RPM International, Inc.	1,955	217,298
Sensient Technologies Corp.	663	81,741
Solstice Advanced Materials, Inc.	2,457	217,690
Stepan Company	413	23,012
The Chemours Company	2,334	47,894
The Mosaic Company	4,973	105,378
The Scotts Miracle-Gro Company	884	60,209
The Sherwin-Williams Company	3,798	1,307,727
Tronox Holdings PLC	2,530	15,939
Valhi, Inc.	458	6,719
Westlake Corp.	1,982	144,686
		12,515,310
Construction materials – 0.3%
Amrize, Ltd. (A)	8,524	454,329
CRH PLC	10,250	1,096,750
Eagle Materials, Inc.	482	108,450
James Hardie Industries PLC (A)	8,950	234,311
Knife River Corp. (A)	878	73,445
Martin Marietta Materials, Inc.	923	532,294
Titan America SA (A)	163	3,042
United States Lime & Minerals, Inc.	457	47,834
Vulcan Materials Company	2,003	590,905
		3,141,360
Containers and packaging – 0.2%
Amcor PLC	7,053	305,748
AptarGroup, Inc.	1,000	125,200
Ardagh Metal Packaging SA	10,113	47,936
Avery Dennison Corp.	1,171	190,112
Ball Corp.	4,085	254,904
Crown Holdings, Inc.	1,719	192,219
Graphic Packaging Holding Company	4,522	47,798
Greif, Inc., Class A	730	54,378
International Paper Company	8,175	311,468
Myers Industries, Inc.	690	24,364
O-I Glass, Inc. (A)	2,508	24,152
Packaging Corp. of America	1,363	324,776
Ranpak Holdings Corp. (A)	1,538	11,243
Silgan Holdings, Inc.	1,654	76,729
Smurfit WestRock PLC	8,057	372,717
Sonoco Products Company	1,511	85,145

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
TriMas Corp.	579	$26,072
		2,474,961
Metals and mining – 0.7%
Alcoa Corp.	4,047	211,011
Alpha Metallurgical Resources, Inc. (A)	200	32,988
American Battery Technology Company (A)	2,260	6,396
Aura Minerals, Inc.	1,333	83,912
Caledonia Mining Corp. PLC	181	3,457
Century Aluminum Company (A)	1,524	70,119
Cleveland-Cliffs, Inc. (A)	8,817	82,792
Coeur Mining, Inc.	16,044	261,838
Commercial Metals Company	1,701	106,738
Compass Minerals International, Inc. (A)	748	23,285
Contango Silver & Gold, Inc. (A)	617	9,742
Critical Metals Corp. (A)(B)	1,918	19,660
Dakota Gold Corp. (A)	3,003	12,793
Ferroglobe PLC	1,083	3,444
Freeport-McMoRan, Inc.	22,182	1,395,026
Hecla Mining Company	10,456	161,336
Hycroft Mining Holding Corp., Class A (A)(B)	1,436	33,602
i-80 Gold Corp. (A)	14,741	21,227
Idaho Strategic Resources, Inc. (A)	281	9,203
Ivanhoe Electric, Inc. (A)	2,696	25,909
Kaiser Aluminum Corp.	255	49,886
Materion Corp.	344	102,302
McEwen, Inc. (A)	1,109	20,106
Metallus, Inc. (A)	766	14,317
MP Materials Corp. (A)(B)	2,753	154,196
Newmont Corp.	16,808	1,569,867
NioCorp Developments, Ltd. (A)	2,420	11,664
Nucor Corp.	3,500	779,625
Pan American Silver Corp. (A)	7,232	3,985
Perpetua Resources Corp. (A)	2,003	41,582
Ramaco Resources, Inc., Class A (A)	937	12,397
ReElement Technologies Corp. (A)(C)	354	0
Reliance, Inc.	803	300,001
Royal Gold, Inc.	1,358	271,070
Ryerson Holding Corp.	873	21,485
Southern Copper Corp.	12,757	2,223,035
Steel Dynamics, Inc.	2,237	513,302
SunCoke Energy, Inc.	1,509	12,147
United States Antimony Corp. (A)(B)	2,259	16,400
USA Rare Earth, Inc. (A)	3,373	72,789
Warrior Met Coal, Inc.	812	65,902
Worthington Steel, Inc.	832	27,939
		8,858,475
Paper and forest products – 0.0%
Louisiana-Pacific Corp.	1,094	86,054
Magnera Corp. (A)	641	7,532
Sylvamo Corp.	658	24,872
		118,458
		27,108,564
Real estate – 2.1%
Diversified REITs – 0.0%
AH Realty Trust, Inc.	1,723	12,199
American Assets Trust, Inc.	1,193	29,455
Broadstone Net Lease, Inc.	2,938	60,728
CTO Realty Growth, Inc.	678	14,584
Essential Properties Realty Trust, Inc.	3,172	94,684
Gladstone Commercial Corp.	966	11,882
Global Net Lease, Inc.	3,552	31,755
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
WP Carey, Inc.	3,320	$237,380
		492,667
Health care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	2,677	141,479
American Healthcare REIT, Inc.	2,888	150,609
CareTrust REIT, Inc.	3,407	137,472
Chiron Real Estate, Inc.	258	9,680
Community Healthcare Trust, Inc.	596	10,895
Diversified Healthcare Trust	4,086	38,000
Healthcare Realty Trust, Inc.	5,388	108,676
Healthpeak Properties, Inc.	10,657	228,060
LTC Properties, Inc.	763	29,337
Medical Properties Trust, Inc.	9,380	43,336
National Health Investors, Inc.	779	59,407
Omega Healthcare Investors, Inc.	4,532	216,086
Sabra Health Care REIT, Inc.	3,837	74,860
Sila Realty Trust, Inc.	898	27,263
Universal Health Realty Income Trust	351	15,395
Ventas, Inc.	7,291	647,441
Welltower, Inc.	10,724	2,434,026
		4,372,022
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,273	55,019
DiamondRock Hospitality Company	3,264	39,756
Host Hotels & Resorts, Inc.	10,357	245,564
Park Hotels & Resorts, Inc.	2,952	42,066
Pebblebrook Hotel Trust	1,809	35,113
RLJ Lodging Trust	2,634	31,213
Ryman Hospitality Properties, Inc.	961	123,537
Service Properties Trust	9,931	16,783
Summit Hotel Properties, Inc.	2,072	14,525
Sunstone Hotel Investors, Inc.	3,038	34,785
Xenia Hotels & Resorts, Inc.	1,545	31,456
		669,817
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	4,432	69,671
EastGroup Properties, Inc.	811	164,252
First Industrial Realty Trust, Inc.	2,016	123,601
Innovative Industrial Properties, Inc.	439	27,209
Lineage, Inc.	3,548	153,451
LXP Industrial Trust	921	49,623
One Liberty Properties, Inc.	365	8,913
Prologis, Inc.	14,279	1,934,376
Rexford Industrial Realty, Inc.	3,410	114,235
STAG Industrial, Inc.	2,908	110,678
Terreno Realty Corp.	1,603	103,826
		2,859,835
Office REITs – 0.1%
Brandywine Realty Trust	3,291	10,432
BXP, Inc.	2,417	160,271
COPT Defense Properties	1,790	65,138
Cousins Properties, Inc.	2,635	78,997
Douglas Emmett, Inc.	2,767	32,651
Easterly Government Properties, Inc.	763	19,022
Empire State Realty Trust, Inc., Class A	3,264	17,658
Highwoods Properties, Inc.	1,696	51,151
Hudson Pacific Properties, Inc. (A)	940	14,279
JBG SMITH Properties	1,082	15,873
Kilroy Realty Corp.	1,807	67,708
New York REIT Liquidating LLC (A)(C)	457	834
Piedmont Realty Trust, Inc. (A)	2,382	21,795
Postal Realty Trust, Inc., Class A	517	12,739
SL Green Realty Corp.	1,103	57,102

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Vornado Realty Trust	2,967	$116,603
		742,253
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	4,533	610,550
Compass, Inc., Class A (A)	11,423	140,846
CoStar Group, Inc. (A)	6,467	183,145
Cushman & Wakefield, Ltd. (A)	3,621	48,485
eXp World Holdings, Inc.	2,891	15,640
Forestar Group, Inc. (A)	866	27,409
FRP Holdings, Inc. (A)	319	7,972
Howard Hughes Holdings, Inc. (A)	932	66,629
Jones Lang LaSalle, Inc. (A)	721	223,474
Landbridge Company LLC, Class A (B)	433	34,311
Marcus & Millichap, Inc.	773	24,094
Newmark Group, Inc., Class A	2,519	38,062
Opendoor Technologies, Inc. (A)	14,764	68,210
RE/MAX Holdings, Inc., Class A (A)	387	3,816
Tejon Ranch Company (A)	469	8,770
The Real Brokerage, Inc. (A)(B)	4,082	7,429
The RMR Group, Inc., Class A	407	8,356
The St. Joe Company	933	58,434
Zillow Group, Inc., Class A (A)	927	29,080
Zillow Group, Inc., Class C (A)	2,685	84,631
		1,689,343
Residential REITs – 0.2%
American Homes 4 Rent, Class A	5,597	187,611
Apartment Investment and Management Company, Class A	2,491	7,398
AvalonBay Communities, Inc.	2,139	403,608
Camden Property Trust	1,563	178,948
Centerspace	302	16,969
Elme Communities	876	1,296
Equity LifeStyle Properties, Inc.	2,971	191,481
Equity Residential	5,802	394,130
Essex Property Trust, Inc.	985	287,216
Independence Realty Trust, Inc.	3,604	60,151
Invitation Homes, Inc.	9,147	276,331
Mid-America Apartment Communities, Inc.	1,781	247,452
NexPoint Residential Trust, Inc.	548	15,300
Sun Communities, Inc.	1,893	226,990
UDR, Inc.	5,008	199,919
UMH Properties, Inc.	1,644	24,890
		2,719,690
Retail REITs – 0.3%
Acadia Realty Trust	2,148	44,915
Agree Realty Corp.	1,787	135,347
Alexander's, Inc.	86	23,698
Brixmor Property Group, Inc.	4,640	146,299
CBL & Associates Properties, Inc.	506	26,864
Curbline Properties Corp.	1,668	50,707
Federal Realty Investment Trust	1,298	160,225
FrontView REIT, Inc.	456	9,225
Getty Realty Corp.	974	32,493
InvenTrust Properties Corp.	1,246	44,108
Kimco Realty Corp.	10,265	260,218
Kite Realty Group Trust	3,046	86,445
NETSTREIT Corp.	1,531	32,350
NNN REIT, Inc.	2,839	132,099
Phillips Edison & Company, Inc.	2,071	86,195
Realty Income Corp.	14,252	883,054
Regency Centers Corp.	2,790	222,475
Saul Centers, Inc.	391	14,619
Simon Property Group, Inc.	4,986	1,115,119
SITE Centers Corp.	1,337	5,308
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Tanger, Inc.	1,751	$69,112
The Macerich Company	4,020	101,264
Urban Edge Properties	2,181	49,901
Whitestone REIT	980	18,581
		3,750,621
Specialized REITs – 0.7%
American Tower Corp.	7,163	1,171,652
Crown Castle, Inc.	6,708	507,997
CubeSmart	3,425	136,212
Digital Realty Trust, Inc.	5,277	947,644
EPR Properties	1,155	67,002
Equinix, Inc.	1,509	1,572,967
Extra Space Storage, Inc.	3,244	471,353
Farmland Partners, Inc.	824	7,976
Fermi, Inc. (A)	9,778	89,566
Four Corners Property Trust, Inc.	1,770	43,454
Gaming and Leisure Properties, Inc.	4,274	190,321
Gladstone Land Corp.	861	7,344
Iron Mountain, Inc.	4,552	574,963
Lamar Advertising Company, Class A	1,337	208,545
Millrose Properties, Inc., Class A	2,340	70,317
National Storage Affiliates Trust	1,184	52,652
Outfront Media, Inc.	2,721	89,140
Public Storage	2,694	857,527
Rayonier, Inc.	4,676	99,505
Safehold, Inc.	1,310	20,567
SBA Communications Corp.	1,625	286,748
Smartstop Self Storage REIT, Inc.	862	28,015
VICI Properties, Inc.	16,395	435,287
Weyerhaeuser Company	11,101	265,758
		8,202,512
		25,498,760
Utilities – 2.0%
Electric utilities – 1.2%
Alliant Energy Corp.	3,908	298,141
American Electric Power Company, Inc.	8,343	1,141,406
Constellation Energy Corp.	4,815	1,195,902
Duke Energy Corp.	11,950	1,512,631
Edison International	5,914	440,297
Entergy Corp.	6,969	800,459
Evergy, Inc.	3,500	302,505
Eversource Energy	5,782	417,865
Exelon Corp.	15,735	733,566
FirstEnergy Corp.	8,856	421,014
Genie Energy, Ltd., B Shares	416	6,011
Hawaiian Electric Industries, Inc. (A)	2,686	36,342
IDACORP, Inc.	829	125,428
MGE Energy, Inc.	620	50,555
NextEra Energy, Inc.	32,006	2,809,167
NRG Energy, Inc.	3,296	481,414
OGE Energy Corp.	3,208	156,101
Oklo, Inc. (A)(B)	2,667	139,564
Otter Tail Corp.	668	60,107
PG&E Corp.	33,721	567,187
Pinnacle West Capital Corp.	1,841	196,987
Portland General Electric Company	1,755	90,962
PPL Corp.	11,474	417,080
The Southern Company	16,921	1,619,509
TXNM Energy, Inc.	1,602	90,962
Xcel Energy, Inc.	9,566	768,150
		14,879,312
Gas utilities – 0.1%
Atmos Energy Corp.	2,513	432,915
Chesapeake Utilities Corp.	400	48,992

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
MDU Resources Group, Inc.	3,141	$66,621
National Fuel Gas Company	1,450	111,955
New Jersey Resources Corp.	1,664	93,251
Northwest Natural Holding Company	753	36,942
ONE Gas, Inc.	946	72,908
Southwest Gas Holdings, Inc.	1,125	99,765
Spire, Inc.	929	72,546
UGI Corp.	3,305	114,155
		1,150,050
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp.	2,341	86,898
Clearway Energy, Inc., Class C	1,933	66,070
Hallador Energy Company (A)	760	13,216
Ormat Technologies, Inc.	947	103,128
Talen Energy Corp. (A)	702	269,751
The AES Corp.	10,948	160,498
Vistra Corp.	5,202	825,193
		1,524,754
Multi-utilities – 0.5%
Ameren Corp.	4,261	481,663
Avista Corp.	1,330	54,410
Black Hills Corp.	1,159	86,230
CenterPoint Energy, Inc.	9,995	440,180
CMS Energy Corp.	4,636	354,654
Consolidated Edison, Inc.	5,576	616,873
Dominion Energy, Inc.	13,535	924,305
DTE Energy Company	3,197	487,127
NiSource, Inc.	7,286	346,449
Northwestern Energy Group, Inc.	976	69,901
Public Service Enterprise Group, Inc.	7,700	624,932
Sempra	10,045	931,272
Unitil Corp.	266	14,016
WEC Energy Group, Inc.	4,987	582,332
		6,014,344
Water utilities – 0.1%
American States Water Company	657	54,288
American Water Works Company, Inc.	3,017	396,977
California Water Service Group	1,039	50,547
Essential Utilities, Inc.	4,483	171,744
H2O America	685	41,627
Middlesex Water Company	294	16,511
The York Water Company	250	7,663
		739,357
		24,307,817
TOTAL COMMON STOCKS (Cost $415,039,569)		$1,182,077,682
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Liberty Latin America, Ltd., 9.000%	331	7,179
Consumer discretionary – 0.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	$1,339
Financials – 0.0%
Capital markets – 0.0%
CGrowth Capital, Inc. (A)(C)	110	180
TOTAL PREFERRED SECURITIES (Cost $79,111)		$8,698
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	188	243
TOTAL RIGHTS (Cost $733)		$243
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	99	42
DeFi Development Corp. (Expiration Date: 1-21-28; Strike Price: $22.50) (A)	35	9
GameStop Corp. (Expiration Date: 10-30-26; Strike Price: $32.00) (A)	711	1,984
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $13.00) (A)	390	110
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $17.00) (A)	390	94
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $9.00) (A)	390	193
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	1,107	305
TOTAL WARRANTS (Cost $0)		$2,737
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 3.6026% (E)(F)	3,129,080	31,288,917
TOTAL SHORT-TERM INVESTMENTS (Cost $31,293,699)		$31,288,917
Total Investments (Total Stock Market Index Trust) (Cost $446,413,112) – 100.3%		$1,213,378,277
Other assets and liabilities, net – (0.3%)		(3,620,801)
TOTAL NET ASSETS – 100.0%		$1,209,757,476
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,830,688.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	15	Long	Sep 2026	$2,213,591	$2,284,200	$70,609
S&P 500 E-Mini Index Futures	62	Long	Sep 2026	23,148,700	23,399,575	250,875
The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	5	Long	Sep 2026	$1,900,285	$1,942,500	$42,215
						$363,699

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 11.4%
Interactive media and services – 10.8%
Alphabet, Inc., Class A	188,645	$67,416,064
Meta Platforms, Inc., Class A	23,693	13,346,030
		80,762,094
Media – 0.6%
EchoStar Corp., Class A (A)	41,008	4,162,312
		84,924,406
Consumer discretionary – 10.6%
Automobiles – 3.7%
Tesla, Inc. (A)	64,913	27,302,408
Broadline retail – 2.2%
Amazon.com, Inc. (A)	70,486	16,799,633
Hotels, restaurants and leisure – 4.0%
Booking Holdings, Inc.	54,677	9,745,628
Starbucks Corp.	91,165	9,316,151
Viking Holdings, Ltd. (A)	100,760	10,546,549
		29,608,328
Specialty retail – 0.7%
Five Below, Inc. (A)	29,764	5,351,270
		79,061,639
Consumer staples – 3.2%
Beverages – 1.1%
Monster Beverage Corp. (A)	84,059	8,079,751
Consumer staples distribution and retail – 0.8%
U.S. Foods Holding Corp. (A)	58,345	5,965,776
Tobacco – 1.3%
Philip Morris International, Inc.	53,967	9,763,170
		23,808,697
Energy – 1.9%
Oil, gas and consumable fuels – 1.9%
Cameco Corp.	50,048	5,097,889
Targa Resources Corp.	33,347	8,941,665
		14,039,554
Financials – 3.8%
Capital markets – 1.1%
Interactive Brokers Group, Inc., Class A	92,267	8,030,920
Financial services – 2.7%
Mastercard, Inc., Class A	39,948	20,517,293
		28,548,213
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.1%
Biotechnology – 0.6%
United Therapeutics Corp. (A)	7,856	$4,256,616
Health care providers and services – 1.1%
Elevance Health, Inc.	21,829	8,441,929
Health care technology – 0.7%
Veeva Systems, Inc., Class A (A)	28,012	4,971,290
Life sciences tools and services – 1.5%
Illumina, Inc. (A)	26,157	4,599,185
Waters Corp. (A)	18,618	6,982,495
		11,581,680
Pharmaceuticals – 5.2%
Eli Lilly & Company	24,508	29,395,630
Merck & Company, Inc.	75,291	9,674,894
		39,070,524
		68,322,039
Industrials – 5.9%
Aerospace and defense – 2.8%
Axon Enterprise, Inc. (A)	9,479	5,314,022
FTAI Aviation, Ltd.	27,897	7,546,975
L3Harris Technologies, Inc.	28,065	8,155,408
		21,016,405
Air freight and logistics – 1.0%
C.H. Robinson Worldwide, Inc.	38,291	7,211,727
Machinery – 2.1%
PACCAR, Inc.	52,682	6,328,162
Parker-Hannifin Corp.	9,874	9,657,957
		15,986,119
		44,214,251
Information technology – 50.1%
Communications equipment – 1.5%
Arista Networks, Inc. (A)	65,731	11,166,382
Electronic equipment, instruments and components – 6.8%
Corning, Inc.	61,228	15,639,468
Flex, Ltd. (A)	90,129	14,607,207
Jabil, Inc.	30,215	11,647,278
Keysight Technologies, Inc. (A)	26,199	9,171,484
		51,065,437
Semiconductors and semiconductor equipment – 29.4%
Advanced Micro Devices, Inc. (A)	45,674	26,532,483
Broadcom, Inc.	94,046	35,525,877
KLA Corp.	110,242	33,261,114
Microchip Technology, Inc.	75,077	6,847,022
Micron Technology, Inc.	20,595	23,772,603
NVIDIA Corp.	469,715	93,985,275
		219,924,374
Software – 4.3%
Cadence Design Systems, Inc. (A)	24,868	9,333,458

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	60,979	$22,746,387
		32,079,845
Technology hardware, storage and peripherals – 8.1%
Apple, Inc.	133,724	38,694,377
Dell Technologies, Inc., Class C	14,369	6,199,649
Sandisk Corp. (A)	6,796	15,452,269
		60,346,295
		374,582,333
Materials – 1.0%
Metals and mining – 1.0%
Freeport-McMoRan, Inc.	116,479	7,325,364
Real estate – 2.8%
Health care REITs – 1.3%
Welltower, Inc.	44,274	10,048,870
Retail REITs – 1.5%
Simon Property Group, Inc.	50,285	11,246,240
		21,295,110
TOTAL COMMON STOCKS (Cost $581,180,396)		$746,121,606
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (B)	1,251,341	1,251,341
TOTAL SHORT-TERM INVESTMENTS (Cost $1,251,341)		$1,251,341
Total Investments (U.S. Growth Trust) (Cost $582,431,737) – 100.0%		$747,372,947
Other assets and liabilities, net – (0.0%)		(55,866)
TOTAL NET ASSETS – 100.0%		$747,317,081
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
The accompanying notes are an integral part of the financial statements.	172

John Hancock
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
CQS (US), LLC	(CQS)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets on 6-30-26:
Financial Industries Trust
United States	73.9%
Japan	6.4%
United Kingdom	5.4%
Netherlands	3.6%
Puerto Rico	3.5%
Spain	3.4%
Ireland	2.8%
Norway	1.0%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	83.5%
United Kingdom	3.6%
France	2.9%
South Korea	2.4%
Netherlands	1.9%
Taiwan	1.8%
Canada	1.5%
Belgium	1.1%
Other countries	1.3%
TOTAL	100.0%
Mid Cap Growth Trust
United States	89.0%
Canada	4.9%
Bermuda	1.5%
Switzerland	1.4%
Finland	1.2%
Netherlands	1.1%
Other countries	0.9%
TOTAL	100.0%
Science & Technology Trust
United States	88.3%
Japan	5.3%
South Korea	2.6%
Taiwan	1.1%
Other countries	2.7%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.1%
Japan	7.8%
United Kingdom	4.6%
Switzerland	3.5%
France	2.9%
Germany	2.8%
Netherlands	2.4%
Australia	2.1%
Spain	1.2%
Sweden	1.1%
Other countries	5.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	173

John Hancock
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

The following portfolios had the following sector composition as a percentage of net assets on 6-30-26:
Disciplined Value Emerging Markets Equity Trust
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
TOTAL	100.0%
Disciplined Value International Trust
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
TOTAL	100.0%
Global Equity Trust
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
TOTAL	100.0%
International Equity Index Trust
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
TOTAL	100.0%
International Small Company Trust
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$13,157,989,832	$1,240,958,766	$237,459,117	$1,100,864,101
Affiliated investments, at value	157,113,873	—	—	—
Total investments, at value	13,315,103,705	1,240,958,766	237,459,117	1,100,864,101
Receivable for futures variation margin	1,084,236	—	—	—
Cash	113,912	—	—	—
Collateral held at broker for futures contracts	12,152,000	—	—	—
Dividends and interest receivable	6,383,913	—	—	—
Receivable for fund shares sold	—	1,485	—	36,674
Receivable for investments sold	—	239,847	7,833,849	15,547,524
Receivable for securities lending income	4,614	—	—	—
Receivable from affiliates	126,969	—	—	—
Other assets	272,269	39,231	6,587	29,861
Total assets	13,335,241,618	1,241,239,329	245,299,553	1,116,478,160
Liabilities
Payable for fund shares repurchased	46,701,456	220,562	7,829,923	15,566,076
Payable upon return of securities loaned	6,255,055	—	—	—
Payable to affiliates
Accounting and legal services fees	681,492	65,379	11,991	56,773
Trustees' fees	22,747	3,291	700	2,698
Other liabilities and accrued expenses	1,229,184	56,048	21,768	34,268
Total liabilities	54,889,934	345,280	7,864,382	15,659,815
Net assets	$13,280,351,684	$1,240,894,049	$237,435,171	$1,100,818,345
Net assets consist of
Paid-in capital	$3,344,298,854	$856,884,233	$130,762,264	$521,548,907
Total distributable earnings (loss)	9,936,052,830	384,009,816	106,672,907	579,269,438
Net assets	$13,280,351,684	$1,240,894,049	$237,435,171	$1,100,818,345
Unaffiliated investments, including repurchase agreements, at cost	$3,664,328,048	$1,108,143,984	$195,003,902	$788,687,925
Affiliated investments, at cost	$157,144,096	—	—	—
Securities loaned, at value	$6,119,315	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$8,982,500,846	$442,633,563	$81,978,758	$437,342,680
Shares outstanding	117,251,675	39,611,402	4,223,708	20,086,152
Net asset value, offering price and redemption price per share	$76.61	$11.17	$19.41	$21.77
Series II
Net assets	$94,506,416	$692,974,096	$127,559,960	$573,357,572
Shares outstanding	1,235,625	61,983,909	6,629,476	26,959,371
Net asset value, offering price and redemption price per share	$76.48	$11.18	$19.24	$21.27
Series III
Net assets	—	$105,286,390	$27,896,453	$90,118,093
Shares outstanding	—	9,411,629	1,428,077	4,141,610
Net asset value, offering price and redemption price per share	—	$11.19	$19.53	$21.76
Series NAV
Net assets	$4,203,344,422	—	—	—
Shares outstanding	54,843,051	—	—	—
Net asset value, offering price and redemption price per share	$76.64	—	—	—
The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	American Growth-Income Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust
Unaffiliated investments, at value (including securities loaned)	$1,033,004,644	$2,578,927,111	$491,116,641	$314,829,783
Affiliated investments, at value	—	—	4,320,963	5,819,309
Repurchase agreements, at value	—	—	2,844,000	—
Total investments, at value	1,033,004,644	2,578,927,111	498,281,604	320,649,092
Cash	—	—	365,308	20,381
Foreign currency, at value	—	—	227,896	1,328,531
Dividends and interest receivable	—	402,557	1,557,853	837,177
Receivable for fund shares sold	—	—	51,149	328,533
Receivable for investments sold	17,246,677	5,190,544	6,995,634	467,105
Receivable for securities lending income	—	629	1,053	1,580
Other assets	29,889	60,682	14,799	8,092
Total assets	1,050,281,210	2,584,581,523	507,495,296	323,640,491
Liabilities
Written options, at value	—	—	2,777,102	—
Due to custodian	—	25,876	—	—
Payable for investments purchased	—	7,100,989	3,870,643	4,825,656
Payable for fund shares repurchased	17,230,485	852,502	313,618	714,684
Payable upon return of securities loaned	—	—	4,322,050	5,820,160
Payable to affiliates
Accounting and legal services fees	54,389	129,133	26,166	16,384
Trustees' fees	2,567	4,134	1,475	979
Other liabilities and accrued expenses	47,414	188,759	79,725	98,339
Total liabilities	17,334,855	8,301,393	11,390,779	11,476,202
Net assets	$1,032,946,355	$2,576,280,130	$496,104,517	$312,164,289
Net assets consist of
Paid-in capital	$515,496,900	$1,242,141,304	$379,588,247	$246,899,126
Total distributable earnings (loss)	517,449,455	1,334,138,826	116,516,270	65,265,163
Net assets	$1,032,946,355	$2,576,280,130	$496,104,517	$312,164,289
Unaffiliated investments, including repurchase agreements, at cost	$804,567,275	$1,740,832,931	$468,427,464	$268,220,000
Affiliated investments, at cost	—	—	$4,320,930	$5,819,281
Foreign currency, at cost	—	—	$211,394	$1,311,316
Premiums received on written options	—	—	$2,105,171	—
Securities loaned, at value	—	$1,528,946	$11,134,814	$5,660,667
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$434,717,191	$348,076,488	$8,937,626	$9,013,902
Shares outstanding	20,744,645	10,015,982	708,161	620,926
Net asset value, offering price and redemption price per share	$20.96	$34.75	$12.62	$14.52
Series II
Net assets	$423,449,412	$103,139,309	$216,694,210	$25,132,228
Shares outstanding	20,383,529	3,305,363	17,363,333	1,733,571
Net asset value, offering price and redemption price per share	$20.77	$31.20	$12.48	$14.50
Series III
Net assets	$174,779,752	—	—	—
Shares outstanding	8,354,832	—	—	—
Net asset value, offering price and redemption price per share	$20.92	—	—	—
Series NAV
Net assets	—	$2,125,064,333	$270,472,681	$278,018,159
Shares outstanding	—	60,739,222	21,530,492	19,177,459
Net asset value, offering price and redemption price per share	—	$34.99	$12.56	$14.50
The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust	Fundamental All Cap Core Trust
Unaffiliated investments, at value (including securities loaned)	$780,460,973	$934,617,219	$126,307,924	$2,394,629,874
Affiliated investments, at value	12,963,469	12,744,249	1,723,105	38,395,087
Total investments, at value	793,424,442	947,361,468	128,031,029	2,433,024,961
Cash	43,731	3,415,052	—	—
Foreign currency, at value	909,919	163,046	84	26
Dividends and interest receivable	1,511,551	1,676,456	200,778	1,769,947
Receivable for fund shares sold	78,617	—	3,386	—
Receivable for investments sold	1,437,557	32,194,806	425,500	14,609,478
Receivable for securities lending income	14,779	3,776	16	—
Other assets	24,378	40,878	4,638	71,026
Total assets	797,444,974	984,855,482	128,665,431	2,449,475,438
Liabilities
Payable for investments purchased	2,776,020	32,858,618	831,792	15,052,202
Payable for fund shares repurchased	3,651,746	947,575	506,598	734,955
Payable upon return of securities loaned	12,967,638	12,745,900	—	—
Payable to affiliates
Accounting and legal services fees	42,258	48,907	6,841	129,923
Trustees' fees	1,187	3,044	641	6,734
Other liabilities and accrued expenses	70,870	110,470	36,671	188,576
Total liabilities	19,509,719	46,714,514	1,382,543	16,112,390
Net assets	$777,935,255	$938,140,968	$127,282,888	$2,433,363,048
Net assets consist of
Paid-in capital	$642,504,869	$411,201,116	$77,414,850	$1,301,407,048
Total distributable earnings (loss)	135,430,386	526,939,852	49,868,038	1,131,956,000
Net assets	$777,935,255	$938,140,968	$127,282,888	$2,433,363,048
Unaffiliated investments, including repurchase agreements, at cost	$747,766,154	$738,556,169	$103,784,695	$1,963,242,484
Affiliated investments, at cost	$12,963,590	$12,744,419	$1,723,113	$38,398,611
Foreign currency, at cost	$920,208	$165,636	$84	$27
Securities loaned, at value	$12,865,704	$20,443,489	$1,554,226	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$117,475,926	$226,898,117	$76,463,482	$125,241,051
Shares outstanding	5,913,169	15,100,415	4,994,141	4,151,740
Net asset value, offering price and redemption price per share	$19.87	$15.03	$15.31	$30.17
Series II
Net assets	$236,291,453	$101,097,952	$16,998,279	$37,782,724
Shares outstanding	11,930,528	6,817,762	1,128,083	1,264,008
Net asset value, offering price and redemption price per share	$19.81	$14.83	$15.07	$29.89
Series NAV
Net assets	$424,167,876	$610,144,899	$33,821,127	$2,270,339,273
Shares outstanding	21,579,916	41,051,065	2,219,927	74,417,833
Net asset value, offering price and redemption price per share	$19.66	$14.86	$15.24	$30.51
The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust	International Equity Index Trust
Unaffiliated investments, at value (including securities loaned)	$785,472,079	$297,365,289	$251,255,194	$1,357,231,750
Affiliated investments, at value	38,231,987	—	—	6,099,223
Total investments, at value	823,704,066	297,365,289	251,255,194	1,363,330,973
Receivable for futures variation margin	—	—	—	109,409
Foreign currency, at value	—	45,008	6,750	3,801,143
Collateral held at broker for futures contracts	—	—	—	1,542,402
Dividends and interest receivable	937,726	616,938	176,534	4,847,847
Receivable for fund shares sold	553,110	4,444,981	—	—
Receivable for investments sold	—	—	1,019	—
Receivable for securities lending income	—	—	—	30,737
Receivable from affiliates	—	—	—	9,640
Other assets	24,376	11,203	8,649	33,805
Total assets	825,219,278	302,483,419	251,448,146	1,373,705,956
Liabilities
Due to custodian	—	342	—	70,516
Foreign capital gains tax payable	—	—	—	2,592,966
Payable for investments purchased	—	—	71,421	404
Payable for fund shares repurchased	261,288	—	41,900	1,017,892
Payable upon return of securities loaned	—	—	—	3,677,425
Payable to affiliates
Accounting and legal services fees	44,743	16,295	12,468	71,399
Trustees' fees	2,312	1,234	871	3,392
Other liabilities and accrued expenses	76,740	49,220	68,125	327,929
Total liabilities	385,083	67,091	194,785	7,761,923
Net assets	$824,834,195	$302,416,328	$251,253,361	$1,365,944,033
Net assets consist of
Paid-in capital	$458,427,079	$203,187,149	$165,809,443	$682,334,932
Total distributable earnings (loss)	366,407,116	99,229,179	85,443,918	683,609,101
Net assets	$824,834,195	$302,416,328	$251,253,361	$1,365,944,033
Unaffiliated investments, including repurchase agreements, at cost	$569,173,699	$260,781,962	$213,427,849	$704,656,639
Affiliated investments, at cost	$38,240,660	—	—	$4,825,095
Foreign currency, at cost	—	$45,479	$6,736	$3,841,492
Securities loaned, at value	—	—	—	$3,551,460
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$454,140,341	$217,181,367	$45,028,151	$465,671,977
Shares outstanding	16,082,933	8,525,293	1,814,391	16,548,902
Net asset value, offering price and redemption price per share	$28.24	$25.47	$24.82	$28.14
Series II
Net assets	$141,855,363	$19,845,715	$40,838,053	$18,467,414
Shares outstanding	4,967,025	787,671	2,001,102	656,287
Net asset value, offering price and redemption price per share	$28.56	$25.20	$20.41	$28.14
Series NAV
Net assets	$228,838,491	$65,389,246	$165,387,157	$881,804,642
Shares outstanding	8,093,615	2,568,414	6,433,339	31,338,141
Net asset value, offering price and redemption price per share	$28.27	$25.46	$25.71	$28.14
The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Unaffiliated investments, at value (including securities loaned)	$115,977,102	$56,641,527	$14,274,416	$187,408,019
Affiliated investments, at value	2,862,447	940,086,016	126,685,498	5,091,905,898
Total investments, at value	118,839,549	996,727,543	140,959,914	5,279,313,917
Receivable for futures variation margin	4,860	—	—	—
Cash	1,463,094	—	—	—
Foreign currency, at value	240,061	—	—	506
Collateral held at broker for futures contracts	55,602	—	—	—
Dividends and interest receivable	473,514	894,823	231,782	3,253,548
Receivable for fund shares sold	92,990	178,472	3,696	—
Receivable for investments sold	73,424	606,065	177	2,632,249
Receivable for securities lending income	5,996	—	—	—
Receivable from affiliates	—	—	2,753	—
Other assets	4,009	32,119	5,918	172,109
Total assets	121,253,099	998,439,022	141,204,240	5,285,372,329
Liabilities
Due to custodian	—	—	444	—
Payable for investments purchased	323,244	765,748	182,080	2,710,420
Payable for fund shares repurchased	—	774,291	3,815	2,579,728
Payable upon return of securities loaned	2,861,670	—	—	—
Payable to affiliates
Investment management fees	—	229	—	—
Accounting and legal services fees	6,358	53,546	7,829	280,146
Trustees' fees	571	2,773	690	13,438
Other liabilities and accrued expenses	55,145	555,577	23,444	369,218
Total liabilities	3,246,988	2,152,164	218,302	5,952,950
Net assets	$118,006,111	$996,286,858	$140,985,938	$5,279,419,379
Net assets consist of
Paid-in capital	$94,334,928	$918,045,691	$154,004,587	$4,400,916,887
Total distributable earnings (loss)	23,671,183	78,241,167	(13,018,649)	878,502,492
Net assets	$118,006,111	$996,286,858	$140,985,938	$5,279,419,379
Unaffiliated investments, including repurchase agreements, at cost	$106,063,313	$57,971,154	$14,634,550	$191,717,152
Affiliated investments, at cost	$2,862,864	$890,496,736	$124,528,186	$4,670,569,017
Foreign currency, at cost	$240,820	—	—	$489
Securities loaned, at value	$3,880,288	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$21,148,653	$34,407,885	$12,098,764	$193,830,632
Shares outstanding	1,254,018	2,357,325	983,049	12,282,893
Net asset value, offering price and redemption price per share	$16.86	$14.60	$12.31	$15.78
Series II
Net assets	$18,055,085	$722,319,866	$121,123,729	$4,299,119,560
Shares outstanding	1,074,184	49,313,756	9,819,776	271,853,901
Net asset value, offering price and redemption price per share	$16.81	$14.65	$12.33	$15.81
Series NAV
Net assets	$78,802,373	$239,559,107	$7,763,445	$786,469,187
Shares outstanding	4,667,575	16,439,593	631,646	49,883,963
Net asset value, offering price and redemption price per share	$16.88	$14.57	$12.29	$15.77
The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust	Mid Value Trust
Unaffiliated investments, at value (including securities loaned)	$16,700,188	$863,520,354	$1,256,778,535	$764,528,443
Affiliated investments, at value	252,382,443	12,250,495	62,866,212	15,786,337
Repurchase agreements, at value	—	16,200,000	—	—
Total investments, at value	269,082,631	891,970,849	1,319,644,747	780,314,780
Receivable for futures variation margin	—	—	400,059	—
Cash	—	47,012	—	1,964,683
Foreign currency, at value	—	—	—	33,138
Collateral held at broker for futures contracts	—	—	3,633,100	—
Dividends and interest receivable	294,487	95,065	1,161,371	903,843
Receivable for fund shares sold	12,464	—	—	—
Receivable for investments sold	65,108	—	5,658,254	—
Receivable for securities lending income	—	5,730	2,150	23,584
Receivable from affiliates	4,807	—	—	—
Other assets	9,777	20,501	38,408	18,804
Total assets	269,469,274	892,139,157	1,330,538,089	783,258,832
Liabilities
Due to custodian	255	—	—	—
Payable for investments purchased	238,789	—	7,028,514	615,606
Payable for fund shares repurchased	79,531	7,540,169	5,267,783	926,610
Payable upon return of securities loaned	—	12,258,675	16,940,083	15,789,878
Payable to affiliates
Accounting and legal services fees	14,480	39,936	66,542	37,900
Trustees' fees	975	1,473	3,302	1,552
Other liabilities and accrued expenses	64,569	77,208	108,106	73,044
Total liabilities	398,599	19,917,461	29,414,330	17,444,590
Net assets	$269,070,675	$872,221,696	$1,301,123,759	$765,814,242
Net assets consist of
Paid-in capital	$262,482,712	$634,258,362	$726,397,922	$530,446,715
Total distributable earnings (loss)	6,587,963	237,963,334	574,725,837	235,367,527
Net assets	$269,070,675	$872,221,696	$1,301,123,759	$765,814,242
Unaffiliated investments, including repurchase agreements, at cost	$17,107,052	$691,703,106	$866,808,971	$652,276,053
Affiliated investments, at cost	$241,882,918	$12,251,257	$62,873,041	$15,787,357
Foreign currency, at cost	—	—	—	$34,190
Securities loaned, at value	—	$12,950,983	$16,569,816	$42,388,565
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$11,289,453	$145,465,893	$875,034,805	$239,317,802
Shares outstanding	821,217	10,608,787	35,811,144	21,366,922
Net asset value, offering price and redemption price per share	$13.75	$13.71	$24.43	$11.20
Series II
Net assets	$202,260,552	$61,913,324	$52,316,888	$52,085,470
Shares outstanding	14,662,800	5,807,084	2,164,732	4,647,801
Net asset value, offering price and redemption price per share	$13.79	$10.66	$24.17	$11.21
Series NAV
Net assets	$55,520,670	$664,842,479	$373,772,066	$474,410,970
Shares outstanding	4,041,249	46,105,287	15,292,675	42,943,456
Net asset value, offering price and redemption price per share	$13.74	$14.42	$24.44	$11.05
The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust	Small Cap Index Trust
Unaffiliated investments, at value (including securities loaned)	$345,859,692	$1,572,063,449	$344,925,069	$642,460,196
Affiliated investments, at value	3,057,970	10,930,762	7,600,270	34,211,039
Total investments, at value	348,917,662	1,582,994,211	352,525,339	676,671,235
Receivable for futures variation margin	—	—	—	158,330
Cash	—	502,497	—	8,458
Foreign currency, at value	—	14,577	—	—
Collateral held at broker for futures contracts	—	—	—	2,633,100
Dividends and interest receivable	1,102,377	398,065	233,302	534,662
Receivable for fund shares sold	15,788	27,326	—	—
Receivable for investments sold	965,501	36,521,078	8,808,167	366,889
Receivable for securities lending income	119	10,082	—	32,047
Other assets	10,619	27,823	13,400	17,328
Total assets	351,012,066	1,620,495,659	361,580,208	680,422,049
Liabilities
Payable for investments purchased	1,763,055	44,840,242	3,422,024	—
Payable for fund shares repurchased	280,259	6,751,224	73,712	1,825,405
Payable upon return of securities loaned	3,058,125	10,932,565	—	10,684,005
Payable to affiliates
Accounting and legal services fees	17,737	69,858	17,075	32,613
Trustees' fees	947	2,131	1,312	1,322
Other liabilities and accrued expenses	48,305	127,820	85,399	69,953
Total liabilities	5,168,428	62,723,840	3,599,522	12,613,298
Net assets	$345,843,638	$1,557,771,819	$357,980,686	$667,808,751
Net assets consist of
Paid-in capital	$260,052,107	$666,309,875	$261,473,691	$373,792,775
Total distributable earnings (loss)	85,791,531	891,461,944	96,506,995	294,015,976
Net assets	$345,843,638	$1,557,771,819	$357,980,686	$667,808,751
Unaffiliated investments, including repurchase agreements, at cost	$281,474,665	$1,193,263,026	$268,797,213	$464,030,331
Affiliated investments, at cost	$3,058,123	$10,930,901	$7,600,590	$34,215,730
Foreign currency, at cost	—	$14,688	—	—
Securities loaned, at value	$2,980,070	$10,623,877	—	$23,883,855
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$47,813,131	$1,165,700,720	$125,800,986	$434,427,267
Shares outstanding	2,035,666	32,797,786	7,970,600	24,014,405
Net asset value, offering price and redemption price per share	$23.49	$35.54	$15.78	$18.09
Series II
Net assets	$21,231,945	$88,693,619	$18,371,289	$26,774,880
Shares outstanding	906,218	3,197,897	1,180,866	1,497,319
Net asset value, offering price and redemption price per share	$23.43	$27.73	$15.56	$17.88
Series NAV
Net assets	$276,798,562	$303,377,480	$213,808,411	$206,606,604
Shares outstanding	11,884,108	8,095,442	13,642,437	11,392,815
Net asset value, offering price and redemption price per share	$23.29	$37.48	$15.67	$18.13
The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Unaffiliated investments, at value (including securities loaned)	$203,100,370	$295,440,716	$148,992,768	$3,047,732,541
Affiliated investments, at value	3,189,568	6,178,020	2,564,487	129,487,909
Repurchase agreements, at value	—	2,300,000	—	—
Total investments, at value	206,289,938	303,918,736	151,557,255	3,177,220,450
Receivable for futures variation margin	—	—	—	3,534,191
Cash	—	30,361	500,000	—
Foreign currency, at value	—	9	—	1,625,629
Collateral held at broker for futures contracts	—	—	—	10,910,500
Dividends and interest receivable	138,073	81,267	138,461	14,527,811
Receivable for fund shares sold	8,604	—	—	—
Receivable for investments sold	193,818	1,806,167	1,381,584	1,107,030
Receivable for securities lending income	6,216	3,692	1,883	14,782
Other assets	5,169	8,906	4,512	234,418
Total assets	206,641,818	305,849,138	153,583,695	3,209,174,811
Liabilities
Due to custodian	4,323	—	—	32,326
Payable for investments purchased	130,768	1,470,000	798,274	1,273,507
Payable for fund shares repurchased	37,778	244,999	30,756	2,080,586
Payable upon return of securities loaned	3,191,150	6,181,579	2,564,775	8,235,345
Payable to affiliates
Accounting and legal services fees	10,510	14,468	7,524	239,638
Trustees' fees	615	985	534	26,629
Other liabilities and accrued expenses	67,441	59,215	45,567	469,782
Total liabilities	3,442,585	7,971,246	3,447,430	12,357,813
Net assets	$203,199,233	$297,877,892	$150,136,265	$3,196,816,998
Net assets consist of
Paid-in capital	$127,262,620	$220,518,368	$89,363,014	$(1,846,162,531)
Total distributable earnings (loss)	75,936,613	77,359,524	60,773,251	5,042,979,529
Net assets	$203,199,233	$297,877,892	$150,136,265	$3,196,816,998
Unaffiliated investments, including repurchase agreements, at cost	$160,558,869	$208,325,148	$111,439,509	$1,388,354,302
Affiliated investments, at cost	$3,189,691	$6,178,075	$2,564,482	$129,492,002
Foreign currency, at cost	—	$9	—	$1,625,186
Securities loaned, at value	$10,425,540	$23,131,048	$2,498,060	$7,934,092
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$92,304,346	$40,119,616	$43,900,941	—
Shares outstanding	2,809,688	4,618,959	3,818,484	—
Net asset value, offering price and redemption price per share	$32.85	$8.69	$11.50	—
Series II
Net assets	$28,031,865	$17,627,478	$30,766,634	—
Shares outstanding	887,650	2,401,624	2,894,971	—
Net asset value, offering price and redemption price per share	$31.58	$7.34	$10.63	—
Series NAV
Net assets	$82,863,022	$240,130,798	$75,468,690	$3,196,816,998
Shares outstanding	2,551,941	26,640,853	6,620,525	153,525,471
Net asset value, offering price and redemption price per share	$32.47	$9.01	$11.40	$20.82
The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Total Stock Market Index Trust	U.S. Growth Trust
Unaffiliated investments, at value (including securities loaned)	$1,182,089,360	$747,372,947
Affiliated investments, at value	31,288,917	—
Total investments, at value	1,213,378,277	747,372,947
Receivable for futures variation margin	191,967	—
Cash	9,566	—
Foreign currency, at value	99	—
Collateral held at broker for futures contracts	2,927,800	—
Dividends and interest receivable	629,948	162,300
Receivable for fund shares sold	1,378	48,863
Receivable for investments sold	560	—
Receivable for securities lending income	33,294	—
Other assets	27,411	18,003
Total assets	1,217,200,300	747,602,113
Liabilities
Payable for fund shares repurchased	2,453,427	132,687
Payable upon return of securities loaned	4,830,803	—
Payable to affiliates
Accounting and legal services fees	62,297	38,422
Trustees' fees	2,507	1,808
Other liabilities and accrued expenses	93,790	112,115
Total liabilities	7,442,824	285,032
Net assets	$1,209,757,476	$747,317,081
Net assets consist of
Paid-in capital	$317,285,719	$308,295,817
Total distributable earnings (loss)	892,471,757	439,021,264
Net assets	$1,209,757,476	$747,317,081
Unaffiliated investments, including repurchase agreements, at cost	$415,119,413	$582,431,737
Affiliated investments, at cost	$31,293,699	—
Foreign currency, at cost	$101	—
Securities loaned, at value	$4,667,959	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$605,783,335	$240,227,667
Shares outstanding	16,838,155	33,967,694
Net asset value, offering price and redemption price per share	$35.98	$7.07
Series II
Net assets	$51,069,414	$65,232,223
Shares outstanding	1,432,069	12,824,375
Net asset value, offering price and redemption price per share	$35.66	$5.09
Series NAV
Net assets	$552,904,727	$441,857,191
Shares outstanding	15,362,966	61,310,867
Net asset value, offering price and redemption price per share	$35.99	$7.21
The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$73,958,978	$5,106,086	$1,365,686	$1,073,725
Dividends from affiliated investments	3,217,839	—	—	—
Interest	242,140	—	—	—
Securities lending, net	6,567	—	—	—
Less foreign taxes withheld	(15,694)	—	—	—
Total investment income	77,409,830	5,106,086	1,365,686	1,073,725
Expenses
Investment management fees	28,622,074	—	—	—
Distribution and service fees	2,222,451	3,969,748	695,638	3,445,896
Accounting and legal services fees	976,362	95,239	17,192	82,956
Trustees' fees	155,561	15,904	2,813	14,126
Custodian fees	652,766	6,065	6,236	5,832
Printing and postage	171,973	36,192	15,381	17,987
Professional fees	165,483	26,197	13,548	24,258
Other	527,148	14,805	4,777	12,759
Total expenses	33,493,818	4,164,150	755,585	3,603,814
Less expense reductions	(15,698,720)	(261,770)	(57,864)	(302,297)
Net expenses	17,795,098	3,902,380	697,721	3,301,517
Net investment income (loss)	59,614,732	1,203,706	667,965	(2,227,792)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	78,225,062	19,322,669	5,670,463	40,539,806
Affiliated investments	(44,936)	—	—	—
Capital gain distributions received from unaffiliated investments	—	127,912,929	27,051,785	93,490,903
Futures contracts	12,934,958	—	—	—
	91,115,084	147,235,598	32,722,248	134,030,709
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,067,036,418	(54,801,629)	11,103,930	(61,809,386)
Affiliated investments	(37,755)	—	—	—
Futures contracts	2,314,956	—	—	—
	1,069,313,619	(54,801,629)	11,103,930	(61,809,386)
Net realized and unrealized gain (loss)	1,160,428,703	92,433,969	43,826,178	72,221,323
Increase in net assets from operations	$1,220,043,435	$93,637,675	$44,494,143	$69,993,531
The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	American Growth-Income Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust
Dividends from unaffiliated investments	$3,929,754	$6,006,783	$1,751,551	$4,633,934
Interest	—	145,829	4,065,755	958
Securities lending, net	—	3,421	7,248	39,762
Less foreign taxes withheld	—	(33,127)	(16,670)	(471,631)
Total investment income	3,929,754	6,122,906	5,807,884	4,203,023
Expenses
Investment management fees	—	8,170,864	1,999,605	1,118,670
Distribution and service fees	3,008,932	216,907	271,083	32,806
Accounting and legal services fees	78,452	179,916	37,754	23,286
Trustees' fees	12,992	27,777	6,418	3,932
Custodian fees	6,004	134,241	35,341	97,894
Printing and postage	56,234	54,030	13,853	12,913
Professional fees	23,297	45,691	37,765	30,919
Other	12,418	34,342	13,185	17,747
Total expenses	3,198,329	8,863,768	2,415,004	1,338,167
Less expense reductions	(192,767)	(462,324)	(130,110)	(13,818)
Net expenses	3,005,562	8,401,444	2,284,894	1,324,349
Net investment income (loss)	924,192	(2,278,538)	3,522,990	2,878,674
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	22,896,528	237,419,961	21,062,080	26,598,813
Affiliated investments	—	43	(1,408)	(908)
Capital gain distributions received from unaffiliated investments	70,998,021	—	—	—
Written options	—	—	987,778	—
Swap contracts	—	—	—	(66,482)
	93,894,549	237,420,004	22,048,450	26,531,423
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,830,788	(167,147,364)	(677,563)	19,679,700
Affiliated investments	—	—	97	28
Written options	—	—	(346,998)	—
Swap contracts	—	—	—	13,515
	7,830,788	(167,147,364)	(1,024,464)	19,693,243
Net realized and unrealized gain (loss)	101,725,337	70,272,640	21,023,986	46,224,666
Increase in net assets from operations	$102,649,529	$67,994,102	$24,546,976	$49,103,340
The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust	Fundamental All Cap Core Trust
Dividends from unaffiliated investments	$9,714,540	$10,263,098	$1,798,086	$12,537,151
Interest	33,620	85	—	—
Dividends from affiliated investments	—	—	26,335	490,670
Securities lending, net	108,152	14,260	1,906	—
Less foreign taxes withheld	(1,087,840)	(146,635)	(64,714)	(176,917)
Total investment income	8,768,472	10,130,808	1,761,613	12,850,904
Expenses
Investment management fees	1,732,786	3,078,381	508,849	8,203,078
Distribution and service fees	176,423	177,290	41,308	81,494
Accounting and legal services fees	41,118	70,392	10,179	190,862
Trustees' fees	4,906	11,298	1,912	33,112
Custodian fees	85,995	54,074	13,369	146,842
Printing and postage	60,479	25,559	7,319	33,346
Professional fees	47,776	43,139	22,621	50,771
Other	27,344	21,236	9,334	37,585
Total expenses	2,176,827	3,481,369	614,891	8,777,090
Less expense reductions	(24,484)	(167,731)	(6,321)	(119,902)
Net expenses	2,152,343	3,313,638	608,570	8,657,188
Net investment income	6,616,129	6,817,170	1,153,043	4,193,716
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	60,266,735	88,853,962	3,982,129	173,323,265
Affiliated investments	(4,049)	(1,486)	(919)	(10,496)
Futures contracts	—	100,328	—	—
	60,262,686	88,952,804	3,981,210	173,312,769
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(23,256,800)	23,646,375	(2,619,468)	(204,698,039)
Affiliated investments	(245)	(64)	17	(2,621)
	(23,257,045)	23,646,311	(2,619,451)	(204,700,660)
Net realized and unrealized gain (loss)	37,005,641	112,599,115	1,361,759	(31,387,891)
Increase (decrease) in net assets from operations	$43,621,770	$119,416,285	$2,514,802	$(27,194,175)
The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust	International Equity Index Trust
Dividends from unaffiliated investments	$7,030,291	$3,593,749	$1,095,849	$20,979,265
Dividends from affiliated investments	674,738	—	—	42,167
Interest	—	—	3,633	31,760
Securities lending, net	—	—	—	125,381
Less foreign taxes withheld	(237,956)	(241,077)	(4,738)	(2,240,288)
Total investment income	7,467,073	3,352,672	1,094,744	18,938,285
Expenses
Investment management fees	2,823,457	1,199,710	1,000,748	3,323,338
Distribution and service fees	296,700	79,812	58,887	133,732
Accounting and legal services fees	65,300	23,673	18,178	101,441
Trustees' fees	10,938	4,386	3,232	16,859
Custodian fees	54,186	46,520	19,478	251,973
Printing and postage	23,150	10,325	12,474	16,266
Professional fees	30,771	28,641	47,630	39,812
Other	15,874	11,160	9,229	206,334
Total expenses	3,320,376	1,404,227	1,169,856	4,089,755
Less expense reductions	(59,276)	(14,053)	(66,861)	(1,728,532)
Net expenses	3,261,100	1,390,174	1,102,995	2,361,223
Net investment income (loss)	4,205,973	1,962,498	(8,251)	16,577,062
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,749,281	32,734,889	27,280,878	889,093
Affiliated investments	(10,197)	—	—	(1,259)
Futures contracts	—	—	—	2,482,761
	31,739,084	32,734,889	27,280,878	3,370,595
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,874,955	(18,673,042)	(10,685,211)	154,911,849
Affiliated investments	(8,924)	—	—	253,347
Futures contracts	—	—	—	(196,292)
	3,866,031	(18,673,042)	(10,685,211)	154,968,904
Net realized and unrealized gain (loss)	35,605,115	14,061,847	16,595,667	158,339,499
Increase in net assets from operations	$39,811,088	$16,024,345	$16,587,416	$174,916,561
The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Dividends from unaffiliated investments	$2,356,777	—	—	—
Interest	7,962	$1,487,507	$403,743	$4,828,861
Dividends from affiliated investments	—	5,558,602	1,255,821	18,903,970
Securities lending, net	35,517	—	—	—
Less foreign taxes withheld	(260,756)	—	—	—
Total investment income	2,139,500	7,046,109	1,659,564	23,732,831
Expenses
Investment management fees	468,258	941,132	163,088	4,378,255
Distribution and service fees	27,781	906,210	159,698	5,315,648
Accounting and legal services fees	9,225	77,596	11,401	405,718
Trustees' fees	1,707	12,975	2,057	67,094
Custodian fees	42,164	20,623	10,363	15,351
Printing and postage	7,466	482,191	11,307	349,832
Professional fees	29,532	100,298	19,918	121,337
Other	8,411	14,602	5,354	56,112
Total expenses	594,544	2,555,627	383,186	10,709,347
Less expense reductions	(5,470)	(905,395)	(89,992)	(2,063,569)
Net expenses	589,074	1,650,232	293,194	8,645,778
Net investment income	1,550,426	5,395,877	1,366,370	15,087,053
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,539,891	(8,450)	(1,484)	(31,097)
Affiliated investments	(709)	(11,885,335)	(9,746,674)	16,556,135
Futures contracts	(2,585)	—	—	—
	5,536,597	(11,893,785)	(9,748,158)	16,525,038
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,128,593)	(1,329,627)	(360,134)	(4,309,115)
Affiliated investments	(451)	68,200,788	13,186,112	404,337,436
Futures contracts	(14,621)	—	—	—
	(1,143,665)	66,871,161	12,825,978	400,028,321
Net realized and unrealized gain (loss)	4,392,932	54,977,376	3,077,820	416,553,359
Increase in net assets from operations	$5,943,358	$60,373,253	$4,444,190	$431,640,412
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust	Mid Value Trust
Dividends from affiliated investments	$1,799,916	—	$576,991	—
Interest	453,915	$268,650	48,313	$236
Dividends from unaffiliated investments	—	918,099	8,187,561	5,834,570
Securities lending, net	—	20,057	28,115	73,643
Less foreign taxes withheld	—	—	(6,076)	(36,600)
Total investment income	2,253,831	1,206,806	8,834,904	5,871,849
Expenses
Investment management fees	270,211	2,948,689	2,870,749	2,868,227
Distribution and service fees	256,214	103,425	270,039	119,034
Accounting and legal services fees	20,989	55,265	96,450	52,662
Trustees' fees	3,608	8,323	15,587	7,815
Custodian fees	12,773	44,383	69,741	41,361
Printing and postage	41,482	12,930	20,952	13,170
Professional fees	36,370	33,637	32,714	30,671
Other	6,554	14,925	22,793	13,957
Total expenses	648,201	3,221,577	3,399,025	3,146,897
Less expense reductions	(176,508)	(33,094)	(674,404)	(193,209)
Net expenses	471,693	3,188,483	2,724,621	2,953,688
Net investment income (loss)	1,782,138	(1,981,677)	6,110,283	2,918,161
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,865)	49,568,831	84,318,643	81,469,747
Affiliated investments	(10,223,051)	(6,877)	(10,586)	(3,368)
Futures contracts	—	—	2,657,749	—
	(10,224,916)	49,561,954	86,965,806	81,466,379
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(406,864)	101,437,118	99,991,902	42,655,158
Affiliated investments	22,395,266	(762)	(8,639)	(835)
Futures contracts	—	—	1,869,136	—
	21,988,402	101,436,356	101,852,399	42,654,323
Net realized and unrealized gain (loss)	11,763,486	150,998,310	188,818,205	124,120,702
Increase in net assets from operations	$13,545,624	$149,016,633	$194,928,488	$127,038,863
The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust	Small Cap Index Trust
Dividends from unaffiliated investments	$5,224,023	$3,067,939	$1,391,569	$3,939,709
Interest	264	312	—	27,664
Dividends from affiliated investments	—	—	173,489	360,654
Securities lending, net	898	29,479	—	172,145
Less foreign taxes withheld	—	(31,017)	—	(5,841)
Total investment income	5,225,185	3,066,713	1,565,058	4,494,331
Expenses
Investment management fees	1,114,101	5,924,075	1,269,801	1,426,603
Distribution and service fees	37,210	326,087	47,726	127,347
Accounting and legal services fees	25,058	98,739	24,621	46,846
Trustees' fees	3,948	15,341	4,037	7,316
Custodian fees	21,624	78,559	21,432	38,141
Printing and postage	8,990	17,115	12,416	12,801
Professional fees	24,551	38,131	35,734	26,585
Other	9,773	23,178	10,927	14,285
Total expenses	1,245,255	6,521,225	1,426,694	1,699,924
Less expense reductions	(14,876)	(425,399)	(16,610)	(180,327)
Net expenses	1,230,379	6,095,826	1,410,084	1,519,597
Net investment income (loss)	3,994,806	(3,029,113)	154,974	2,974,734
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,353,463	224,535,518	29,635,299	77,514,198
Affiliated investments	60	(1,519)	(4,714)	(9,652)
Futures contracts	—	—	—	2,839,429
	6,353,523	224,533,999	29,630,585	80,343,975
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	37,600,369	237,628,534	50,803,681	37,536,356
Affiliated investments	(153)	(106)	(404)	(5,221)
Futures contracts	—	—	—	1,621,906
	37,600,216	237,628,428	50,803,277	39,153,041
Net realized and unrealized gain (loss)	43,953,739	462,162,427	80,433,862	119,497,016
Increase in net assets from operations	$47,948,545	$459,133,314	$80,588,836	$122,471,750
The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Dividends from unaffiliated investments	$1,937,201	$659,425	$1,024,718	$51,683,693
Dividends from affiliated investments	—	—	—	2,490,483
Interest	—	—	229	449,034
Securities lending, net	8,275	10,809	6,325	214,923
Less foreign taxes withheld	(1,805)	—	(690)	(3,115,978)
Total investment income	1,943,671	670,234	1,030,582	51,722,155
Expenses
Investment management fees	686,546	1,345,416	716,169	16,422,624
Distribution and service fees	55,658	29,189	45,570	—
Accounting and legal services fees	15,192	21,005	10,812	409,371
Trustees' fees	2,460	3,579	1,791	90,384
Custodian fees	15,988	18,868	12,818	407,358
Printing and postage	13,635	8,909	7,206	72,362
Professional fees	34,854	36,303	30,825	152,195
Other	8,342	10,033	7,671	106,139
Total expenses	832,675	1,473,302	832,862	17,660,433
Less expense reductions	(8,913)	(12,465)	(54,601)	(3,688,416)
Net expenses	823,762	1,460,837	778,261	13,972,017
Net investment income (loss)	1,119,909	(790,603)	252,321	37,750,138
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,090,452	16,223,856	14,516,812	2,465,291,294
Affiliated investments	(1,614)	(3,195)	(507)	(62,022)
Futures contracts	—	—	—	14,107,323
	13,088,838	16,220,661	14,516,305	2,479,336,595
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	18,593,793	31,547,014	13,644,067	(2,136,035,667)
Affiliated investments	95	55	5	(8,085)
Futures contracts	—	—	—	1,562,843
	18,593,888	31,547,069	13,644,072	(2,134,480,909)
Net realized and unrealized gain (loss)	31,682,726	47,767,730	28,160,377	344,855,686
Increase in net assets from operations	$32,802,635	$46,977,127	$28,412,698	$382,605,824
The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Total Stock Market Index Trust	U.S. Growth Trust
Dividends from unaffiliated investments	$6,721,118	$2,274,483
Dividends from affiliated investments	446,208	—
Interest	38,472	219
Securities lending, net	120,849	33
Less foreign taxes withheld	(3,090)	(4,222)
Total investment income	7,323,557	2,270,513
Expenses
Investment management fees	2,690,540	1,922,602
Distribution and service fees	205,347	137,101
Accounting and legal services fees	89,695	55,628
Trustees' fees	14,615	9,496
Custodian fees	67,428	44,579
Printing and postage	23,172	27,252
Professional fees	34,474	48,710
Other	20,402	15,506
Total expenses	3,145,673	2,260,874
Less expense reductions	(458,602)	(33,262)
Net expenses	2,687,071	2,227,612
Net investment income	4,636,486	42,901
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,376,157	51,246,325
Affiliated investments	(6,178)	99
Futures contracts	3,305,967	—
	30,675,946	51,246,424
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	79,060,108	(8,174,702)
Affiliated investments	(6,484)	—
Futures contracts	650,850	—
	79,704,474	(8,174,702)
Net realized and unrealized gain (loss)	110,380,420	43,071,722
Increase in net assets from operations	$115,016,906	$43,114,623
The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$59,614,732	$116,121,633	$1,203,706	$18,637,548	$667,965	$1,829,391
Net realized gain	91,115,084	274,110,542	147,235,598	108,617,371	32,722,248	31,429,533
Change in net unrealized appreciation (depreciation)	1,069,313,619	1,469,658,406	(54,801,629)	43,921,662	11,103,930	5,278,698
Increase in net assets resulting from operations	1,220,043,435	1,859,890,581	93,637,675	171,176,581	44,494,143	38,537,622
Distributions to shareholders
From earnings
Series I	—	(210,411,957)	—	(38,431,566)	—	(5,629,181)
Series II	—	(2,285,556)	—	(63,270,259)	—	(10,122,611)
Series III	—	—	—	(10,363,049)	—	(2,520,903)
Series NAV	—	(97,305,316)	—	—	—	—
Total distributions	—	(310,002,829)	—	(112,064,874)	—	(18,272,695)
From portfolio share transactions
Portfolio share transactions	(166,253,935)	(31,936,182)	(74,537,643)	(26,502,416)	(13,880,932)	(9,090,950)
Total increase	1,053,789,500	1,517,951,570	19,100,032	32,609,291	30,613,211	11,173,977
Net assets
Beginning of period	12,226,562,184	10,708,610,614	1,221,794,017	1,189,184,726	206,821,960	195,647,983
End of period	$13,280,351,684	$12,226,562,184	$1,240,894,049	$1,221,794,017	$237,435,171	$206,821,960
	American Growth Trust		American Growth-Income Trust		Blue Chip Growth Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,227,792)	$(4,020,545)	$924,192	$5,171,565	$(2,278,538)	$(5,059,707)
Net realized gain	134,030,709	146,112,119	93,894,549	202,763,271	237,420,004	273,893,849
Change in net unrealized appreciation (depreciation)	(61,809,386)	50,998,333	7,830,788	(49,211,860)	(167,147,364)	89,178,644
Increase in net assets resulting from operations	69,993,531	193,089,907	102,649,529	158,722,976	67,994,102	358,012,786
Distributions to shareholders
From earnings
Series I	—	(34,155,363)	—	(43,989,848)	—	(51,179,495)
Series II	—	(49,529,542)	—	(46,758,053)	—	(17,567,177)
Series III	—	(7,910,445)	—	(20,347,813)	—	—
Series NAV	—	—	—	—	—	(233,931,340)
Total distributions	—	(91,595,350)	—	(111,095,714)	—	(302,678,012)
From portfolio share transactions
Portfolio share transactions	(67,724,676)	(24,673,375)	(72,243,364)	(7,596,856)	314,970,740	60,804,088
Total increase	2,268,855	76,821,182	30,406,165	40,030,406	382,964,842	116,138,862
Net assets
Beginning of period	1,098,549,490	1,021,728,308	1,002,540,190	962,509,784	2,193,315,288	2,077,176,426
End of period	$1,100,818,345	$1,098,549,490	$1,032,946,355	$1,002,540,190	$2,576,280,130	$2,193,315,288
The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Capital Appreciation Value Trust		Disciplined Value Emerging Markets Equity Trust		Disciplined Value International Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,522,990	$7,835,843	$2,878,674	$6,212,859	$6,616,129	$5,837,930
Net realized gain	22,048,450	61,658,864	26,531,423	32,819,313	60,262,686	31,149,272
Change in net unrealized appreciation (depreciation)	(1,024,464)	(17,014,377)	19,693,243	28,875,485	(23,257,045)	62,826,573
Increase in net assets resulting from operations	24,546,976	52,480,330	49,103,340	67,907,657	43,621,770	99,813,775
Distributions to shareholders
From earnings
Series I	—	(1,170,231)	—	(73,071)	—	(7,243,536)
Series II	—	(26,765,969)	—	(229,217)	—	(4,176,788)
Series NAV	—	(30,291,441)	—	(2,783,076)	—	(17,335,633)
Total distributions	—	(58,227,641)	—	(3,085,364)	—	(28,755,957)
From portfolio share transactions
Portfolio share transactions	(19,305,480)	20,263,588	(7,695,762)	(12,518,392)	(12,072,119)	7,197,203
Issued in reorganization	—	—	—	—	403,233,540	—
Total from portfolio share transactions	(19,305,480)	20,263,588	(7,695,762)	(12,518,392)	391,161,421	7,197,203
Total increase	5,241,496	14,516,277	41,407,578	52,303,901	434,783,191	78,255,021
Net assets
Beginning of period	490,863,021	476,346,744	270,756,711	218,452,810	343,152,064	264,897,043
End of period	$496,104,517	$490,863,021	$312,164,289	$270,756,711	$777,935,255	$343,152,064
	Equity Income Trust		Financial Industries Trust		Fundamental All Cap Core Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$6,817,170	$15,256,648	$1,153,043	$1,577,330	$4,193,716	$11,761,185
Net realized gain	88,952,804	231,489,948	3,981,210	20,667,774	173,312,769	513,231,101
Change in net unrealized appreciation (depreciation)	23,646,311	(106,201,416)	(2,619,451)	(7,253,572)	(204,700,660)	(412,524,987)
Increase (decrease) in net assets resulting from operations	119,416,285	140,545,180	2,514,802	14,991,532	(27,194,175)	112,467,299
Distributions to shareholders
From earnings
Series I	—	(38,740,277)	—	(5,025,133)	—	(15,878,010)
Series II	—	(17,982,821)	—	(1,045,059)	—	(5,026,262)
Series NAV	—	(100,509,662)	—	(1,876,261)	—	(263,774,847)
Total distributions	—	(157,232,760)	—	(7,946,453)	—	(284,679,119)
From portfolio share transactions
Portfolio share transactions	(47,595,705)	(484,066,996)	(14,857,680)	(9,260,474)	(108,890,413)	91,980,720
Total increase (decrease)	71,820,580	(500,754,576)	(12,342,878)	(2,215,395)	(136,084,588)	(80,231,100)
Net assets
Beginning of period	866,320,388	1,367,074,964	139,625,766	141,841,161	2,569,447,636	2,649,678,736
End of period	$938,140,968	$866,320,388	$127,282,888	$139,625,766	$2,433,363,048	$2,569,447,636
The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Fundamental Large Cap Value Trust		Global Equity Trust		Health Sciences Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$4,205,973	$8,555,038	$1,962,498	$2,971,272	$(8,251)	$(703,227)
Net realized gain	31,739,084	105,601,639	32,734,889	25,115,371	27,280,878	22,627,559
Change in net unrealized appreciation (depreciation)	3,866,031	4,904,478	(18,673,042)	21,059,603	(10,685,211)	18,582,196
Increase in net assets resulting from operations	39,811,088	119,061,155	16,024,345	49,146,246	16,587,416	40,506,528
Distributions to shareholders
From earnings
Series I	—	(62,841,383)	—	(26,448,014)	—	(5,684,209)
Series II	—	(19,504,503)	—	(2,456,749)	—	(6,562,769)
Series NAV	—	(28,983,225)	—	(7,073,391)	—	(18,701,101)
Total distributions	—	(111,329,111)	—	(35,978,154)	—	(30,948,079)
From portfolio share transactions
Portfolio share transactions	(52,809,803)	8,449,209	(14,302,667)	(6,621,435)	(11,469,074)	753,134
Total increase (decrease)	(12,998,715)	16,181,253	1,721,678	6,546,657	5,118,342	10,311,583
Net assets
Beginning of period	837,832,910	821,651,657	300,694,650	294,147,993	246,135,019	235,823,436
End of period	$824,834,195	$837,832,910	$302,416,328	$300,694,650	$251,253,361	$246,135,019
	International Equity Index Trust		International Small Company Trust		Lifestyle Balanced Portfolio
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$16,577,062	$24,238,988	$1,550,426	$2,164,865	$5,395,877	$25,618,055
Net realized gain (loss)	3,370,595	11,814,980	5,536,597	6,288,419	(11,893,785)	49,888,941
Change in net unrealized appreciation (depreciation)	154,968,904	261,880,271	(1,143,665)	22,261,609	66,871,161	51,151,794
Increase in net assets resulting from operations	174,916,561	297,934,239	5,943,358	30,714,893	60,373,253	126,658,790
Distributions to shareholders
From earnings
Series I	—	(8,212,024)	—	(1,265,125)	—	(2,937,784)
Series II	—	(385,700)	—	(894,155)	—	(56,545,784)
Series NAV	—	(15,806,734)	—	(4,506,107)	—	(18,790,756)
Total distributions	—	(24,404,458)	—	(6,665,387)	—	(78,274,324)
From portfolio share transactions
Portfolio share transactions	(2,477,047)	20,674,103	(1,959,414)	(5,457,439)	(62,884,064)	(26,115,466)
Total increase (decrease)	172,439,514	294,203,884	3,983,944	18,592,067	(2,510,811)	22,269,000
Net assets
Beginning of period	1,193,504,519	899,300,635	114,022,167	95,430,100	998,797,669	976,528,669
End of period	$1,365,944,033	$1,193,504,519	$118,006,111	$114,022,167	$996,286,858	$998,797,669
The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,366,370	$4,971,728	$15,087,053	$103,869,751	$1,782,138	$7,605,666
Net realized gain (loss)	(9,748,158)	742,300	16,525,038	460,487,420	(10,224,916)	11,540,788
Change in net unrealized appreciation (depreciation)	12,825,978	8,497,467	400,028,321	214,470,222	21,988,402	12,326,489
Increase in net assets resulting from operations	4,444,190	14,211,495	431,640,412	778,827,393	13,545,624	31,472,943
Distributions to shareholders
From earnings
Series I	—	(479,251)	—	(19,697,279)	—	(704,138)
Series II	—	(4,384,007)	—	(407,797,112)	—	(11,424,023)
Series NAV	—	(280,000)	—	(72,104,440)	—	(3,074,024)
Total distributions	—	(5,143,258)	—	(499,598,831)	—	(15,202,185)
From portfolio share transactions
Portfolio share transactions	(12,815,573)	(15,787,896)	(335,592,724)	(158,139,954)	(14,698,839)	(13,412,918)
Total increase (decrease)	(8,371,383)	(6,719,659)	96,047,688	121,088,608	(1,153,215)	2,857,840
Net assets
Beginning of period	149,357,321	156,076,980	5,183,371,691	5,062,283,083	270,223,890	267,366,050
End of period	$140,985,938	$149,357,321	$5,279,419,379	$5,183,371,691	$269,070,675	$270,223,890
	Mid Cap Growth Trust		Mid Cap Index Trust		Mid Value Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,981,677)	$(3,182,316)	$6,110,283	$12,716,396	$2,918,161	$8,339,064
Net realized gain	49,561,954	83,278,985	86,965,806	85,032,058	81,466,379	33,130,375
Change in net unrealized appreciation (depreciation)	101,436,356	(41,651,141)	101,852,399	(18,940,614)	42,654,323	(8,551,951)
Increase in net assets resulting from operations	149,016,633	38,445,528	194,928,488	78,807,840	127,038,863	32,917,488
Distributions to shareholders
From earnings
Series I	—	—	—	(67,538,904)	—	(41,929,061)
Series II	—	—	—	(4,197,924)	—	(9,044,402)
Series NAV	—	—	—	(25,837,606)	—	(60,526,597)
Total distributions	—	—	—	(97,574,434)	—	(111,500,060)
From portfolio share transactions
Portfolio share transactions	93,190,931	(63,165,566)	(68,610,650)	(50,472,614)	53,589,611	35,999,221
Total increase (decrease)	242,207,564	(24,720,038)	126,317,838	(69,239,208)	180,628,474	(42,583,351)
Net assets
Beginning of period	630,014,132	654,734,170	1,174,805,921	1,244,045,129	585,185,768	627,769,119
End of period	$872,221,696	$630,014,132	$1,301,123,759	$1,174,805,921	$765,814,242	$585,185,768
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Real Estate Securities Trust		Science & Technology Trust		Small Cap Core Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,994,806	$6,237,471	$(3,029,113)	$(3,405,409)	$154,974	$1,335,578
Net realized gain (loss)	6,353,523	7,171,733	224,533,999	299,993,459	29,630,585	(6,495,929)
Change in net unrealized appreciation (depreciation)	37,600,216	(11,768,635)	237,628,428	(59,873,442)	50,803,277	(10,234,647)
Increase (decrease) in net assets resulting from operations	47,948,545	1,640,569	459,133,314	236,714,608	80,588,836	(15,394,998)
Distributions to shareholders
From earnings
Series I	—	(827,018)	—	(170,261,047)	—	(11,260,395)
Series II	—	(352,072)	—	(15,395,106)	—	(1,660,344)
Series NAV	—	(4,345,622)	—	(39,132,051)	—	(18,476,608)
Total distributions	—	(5,524,712)	—	(224,788,204)	—	(31,397,347)
From portfolio share transactions
Portfolio share transactions	3,238,664	(1,404,346)	(101,307,721)	46,477,265	(15,383,534)	(102,106,780)
Total increase (decrease)	51,187,209	(5,288,489)	357,825,593	58,403,669	65,205,302	(148,899,125)
Net assets
Beginning of period	294,656,429	299,944,918	1,199,946,226	1,141,542,557	292,775,384	441,674,509
End of period	$345,843,638	$294,656,429	$1,557,771,819	$1,199,946,226	$357,980,686	$292,775,384
	Small Cap Index Trust		Small Cap Opportunities Trust		Small Cap Stock Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$2,974,734	$4,888,037	$1,119,909	$1,777,811	$(790,603)	$(1,677,563)
Net realized gain	80,343,975	27,946,775	13,088,838	17,986,322	16,220,661	21,274,471
Change in net unrealized appreciation (depreciation)	39,153,041	28,754,213	18,593,888	(4,380,287)	31,547,069	10,036,256
Increase in net assets resulting from operations	122,471,750	61,589,025	32,802,635	15,383,846	46,977,127	29,633,164
Distributions to shareholders
From earnings
Series I	—	(24,798,040)	—	(7,297,018)	—	(24,451)
Series II	—	(1,633,726)	—	(2,321,299)	—	—
Series NAV	—	(11,423,248)	—	(6,196,349)	—	(219,763)
Total distributions	—	(37,855,014)	—	(15,814,666)	—	(244,214)
From portfolio share transactions
Portfolio share transactions	(7,679,469)	(12,035,121)	(10,087,456)	11,040,115	(14,021,960)	(55,781,188)
Total increase (decrease)	114,792,281	11,698,890	22,715,179	10,609,295	32,955,167	(26,392,238)
Net assets
Beginning of period	553,016,470	541,317,580	180,484,054	169,874,759	264,922,725	291,314,963
End of period	$667,808,751	$553,016,470	$203,199,233	$180,484,054	$297,877,892	$264,922,725
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Company Value Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$252,321	$497,459	$37,750,138	$93,872,939	$4,636,486	$9,091,674
Net realized gain	14,516,305	8,325,216	2,479,336,595	892,482,974	30,675,946	80,509,411
Change in net unrealized appreciation (depreciation)	13,644,072	(263,971)	(2,134,480,909)	317,643,231	79,704,474	81,377,996
Increase in net assets resulting from operations	28,412,698	8,558,704	382,605,824	1,303,999,144	115,016,906	170,979,081
Distributions to shareholders
From earnings
Series I	—	(3,716,576)	—	—	—	(15,577,101)
Series II	—	(2,736,533)	—	—	—	(1,277,282)
Series NAV	—	(5,907,354)	—	(880,819,802)	—	(13,752,840)
Total distributions	—	(12,360,463)	—	(880,819,802)	—	(30,607,223)
From portfolio share transactions
Portfolio share transactions	(6,152,565)	3,880,658	(4,128,626,456)	(462,928,904)	(40,839,138)	(33,096,845)
Total increase (decrease)	22,260,133	78,899	(3,746,020,632)	(39,749,562)	74,177,768	107,275,013
Net assets
Beginning of period	127,876,132	127,797,233	6,942,837,630	6,982,587,192	1,135,579,708	1,028,304,695
End of period	$150,136,265	$127,876,132	$3,196,816,998	$6,942,837,630	$1,209,757,476	$1,135,579,708
	U.S. Growth Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$42,901	$(740,930)
Net realized gain	51,246,424	225,758,261
Change in net unrealized appreciation (depreciation)	(8,174,702)	(91,945,534)
Increase in net assets resulting from operations	43,114,623	133,071,797
Distributions to shareholders
From earnings
Series I	—	(24,195,834)
Series II	—	(9,047,521)
Series NAV	—	(41,748,119)
Total distributions	—	(74,991,474)
From portfolio share transactions
Portfolio share transactions	(40,252,852)	587,523
Total increase	2,861,771	58,667,846
Net assets
Beginning of period	744,455,310	685,787,464
End of period	$747,317,081	$744,455,310
The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2026[3]	69.63	0.34	6.64	6.98	—	—	—	—	76.61	10.02[4]	0.55[5]	0.30[5]	0.94[5]	8,983	1
12-31-2025	60.79	0.65	9.97	10.62	(0.70)	(1.08)	—	(1.78)	69.63	17.52	0.56	0.30	1.02	8,302	2
12-31-2024	49.87	0.68	11.57	12.25	(0.62)	(0.71)	—	(1.33)	60.79	24.60	0.57	0.30	1.20	7,339	3
12-31-2023	40.70	0.67	9.72	10.39	(0.58)	(0.64)	—	(1.22)	49.87	25.90	0.55	0.30	1.48	5,787	2
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
Series II
06-30-2026[3]	69.58	0.26	6.64	6.90	—	—	—	—	76.48	9.92[4]	0.75[5]	0.50[5]	0.74[5]	95	1
12-31-2025	60.78	0.52	9.95	10.47	(0.59)	(1.08)	—	(1.67)	69.58	17.27	0.76	0.50	0.82	96	2
12-31-2024	49.88	0.57	11.56	12.13	(0.52)	(0.71)	—	(1.23)	60.78	24.36	0.77	0.50	1.00	92	3
12-31-2023	40.72	0.58	9.72	10.30	(0.50)	(0.64)	—	(1.14)	49.88	25.64	0.75	0.50	1.28	82	2
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
Series NAV
06-30-2026[3]	69.64	0.35	6.65	7.00	—	—	—	—	76.64	10.05[4]	0.50[5]	0.25[5]	0.99[5]	4,203	1
12-31-2025	60.80	0.69	9.96	10.65	(0.73)	(1.08)	—	(1.81)	69.64	17.57	0.51	0.25	1.07	3,829	2
12-31-2024	49.87	0.71	11.57	12.28	(0.64)	(0.71)	—	(1.35)	60.80	24.67	0.52	0.25	1.25	3,277	3
12-31-2023	40.70	0.70	9.71	10.41	(0.60)	(0.64)	—	(1.24)	49.87	25.95	0.50	0.25	1.53	2,764	2
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
American Asset Allocation Trust
Series I
06-30-2026[3]	10.35	0.01[4]	0.81	0.82	—	—	—	—	11.17	7.92[5]	0.63[6,7]	0.62[6,7]	0.23[4,6]	443	6
12-31-2025	9.86	0.17[4]	1.33	1.50	(0.16)	(0.85)	—	(1.01)	10.35	15.39	0.63[7]	0.62[7]	1.64[4]	422	10
12-31-2024	9.17	0.18[4]	1.29	1.47	(0.17)	(0.61)	—	(0.78)	9.86	16.02	0.63[7]	0.62[7]	1.78[4]	382	7
12-31-2023	9.59	0.18[4]	1.00	1.18	(0.17)	(1.43)	—	(1.60)	9.17	13.90	0.63[7]	0.63[7]	1.83[4]	343	6
12-31-2022	13.11	0.17[4]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[7]	0.62[7]	1.54[4]	320	9
12-31-2021	12.26	0.15[4]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[7]	0.62[7]	1.16[4]	374	5
Series II
06-30-2026[3]	10.36	0.01[4]	0.81	0.82	—	—	—	—	11.18	7.92[5]	0.78[6,7]	0.71[6,7]	0.12[4,6]	693	6
12-31-2025	9.86	0.15[4]	1.35	1.50	(0.15)	(0.85)	—	(1.00)	10.36	15.31	0.78[7]	0.71[7]	1.46[4]	695	10
12-31-2024	9.17	0.16[4]	1.30	1.46	(0.16)	(0.61)	—	(0.77)	9.86	15.92	0.78[7]	0.71[7]	1.59[4]	704	7
12-31-2023	9.60	0.16[4]	1.00	1.16	(0.16)	(1.43)	—	(1.59)	9.17	13.68	0.78[7]	0.72[7]	1.67[4]	707	6
12-31-2022	13.11	0.16[4]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[7]	0.71[7]	1.37[4]	710	9
12-31-2021	12.26	0.13[4]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[7]	0.71[7]	0.98[4]	921	5
Series III
06-30-2026[3]	10.34	0.03[4]	0.82	0.85	—	—	—	—	11.19	8.22[5]	0.28[6,7]	0.27[6,7]	0.57[4,6]	105	6
12-31-2025	9.88	0.20[4]	1.34	1.54	(0.23)	(0.85)	—	(1.08)	10.34	15.76	0.28[7]	0.27[7]	1.92[4]	105	10
12-31-2024	9.18	0.20[4]	1.31	1.51	(0.20)	(0.61)	—	(0.81)	9.88	16.50	0.28[7]	0.27[7]	2.04[4]	104	7
12-31-2023	9.60	0.21[4]	1.00	1.21	(0.20)	(1.43)	—	(1.63)	9.18	14.23	0.28[7]	0.28[7]	2.14[4]	104	6
12-31-2022	13.12	0.21[4]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[7]	0.27[7]	1.82[4]	101	9
12-31-2021	12.27	0.19[4]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[7]	0.27[7]	1.45[4]	128	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2026[3]	15.92	0.05[4]	3.44	3.49	—	—	—	—	19.41	21.92[5]	0.65[6,7]	0.65[6,7]	0.63[4,6]	82	9
12-31-2025	14.38	0.15[4]	2.88	3.03	(0.14)	(1.35)	—	(1.49)	15.92	21.17	0.68[7]	0.67[7]	0.94[4]	65	16
12-31-2024	14.27	0.18[4]	1.74	1.92	(0.16)	(1.65)	—	(1.81)	14.38	13.20	0.66[7]	0.65[7]	1.16[4]	58	6
12-31-2023	13.73	0.08[4]	2.66	2.74	(0.07)	(2.13)	—	(2.20)	14.27	22.12	0.66[7]	0.65[7]	0.52[4]	52	12
12-31-2022	21.63	0.05[4]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[7]	0.65[7]	0.33[4]	41	13
12-31-2021	19.75	(0.01)[4]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[7]	0.63[7]	(0.04)[4]	48	8
Series II
06-30-2026[3]	15.79	0.04[4]	3.41	3.45	—	—	—	—	19.24	21.85[5]	0.80[6,7]	0.72[6,7]	0.52[4,6]	128	9
12-31-2025	14.27	0.13[4]	2.86	2.99	(0.12)	(1.35)	—	(1.47)	15.79	21.08	0.83[7]	0.74[7]	0.83[4]	115	16
12-31-2024	14.17	0.15[4]	1.74	1.89	(0.14)	(1.65)	—	(1.79)	14.27	13.15	0.81[7]	0.72[7]	1.00[4]	111	6
12-31-2023	13.65	0.06[4]	2.65	2.71	(0.06)	(2.13)	—	(2.19)	14.17	22.02	0.81[7]	0.72[7]	0.38[4]	117	12
12-31-2022	21.51	0.03[4]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[7]	0.72[7]	0.18[4]	112	13
12-31-2021	19.66	(0.03)[4]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[7]	0.70[7]	(0.14)[4]	169	8
Series III
06-30-2026[3]	15.99	0.08[4]	3.46	3.54	—	—	—	—	19.53	22.14[5]	0.30[6,7]	0.30[6,7]	0.94[4,6]	28	9
12-31-2025	14.47	0.19[4]	2.91	3.10	(0.23)	(1.35)	—	(1.58)	15.99	21.55	0.33[7]	0.32[7]	1.24[4]	27	16
12-31-2024	14.35	0.23[4]	1.75	1.98	(0.21)	(1.65)	—	(1.86)	14.47	13.58	0.31[7]	0.30[7]	1.44[4]	27	6
12-31-2023	13.79	0.12[4]	2.69	2.81	(0.12)	(2.13)	—	(2.25)	14.35	22.55	0.31[7]	0.30[7]	0.82[4]	27	12
12-31-2022	21.71	0.11[4]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[7]	0.30[7]	0.64[4]	25	13
12-31-2021	19.75	0.06[4]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[7]	0.28[7]	0.29[4]	33	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American Growth Trust
Series I
06-30-2026[3]	20.43	(0.04)[4]	1.38	1.34	—	—	—	—	21.77	6.56[5]	0.63[6,7]	0.62[6,7]	(0.42)[4,6]	437	8
12-31-2025	18.54	(0.08)[4]	3.76	3.68	—	(1.79)[8]	—	(1.79)	20.43	19.81	0.63[7]	0.62[7]	(0.38)[4]	420	11
12-31-2024	15.41	(0.01)[4]	4.72	4.71	—	(1.58)[8]	—	(1.58)	18.54	31.09	0.63[7]	0.62[7]	(0.03)[4]	354	5
12-31-2023	13.39	—[4,9]	4.67	4.67	(0.01)	(2.64)	—	(2.65)	15.41	37.99	0.64[7]	0.63[7]	(0.01)[4]	271	8
12-31-2022	26.51	—[4,9]	(7.86)	(7.86)	—	(5.26)[8]	—	(5.26)	13.39	(30.20)	0.63[7]	0.62[7]	(0.02)[4]	188	11
12-31-2021	23.31	(0.04)[4]	5.05	5.01	—	(1.81)[8]	—	(1.81)	26.51	21.55	0.63[7]	0.62[7]	(0.14)[4]	265	14
Series II
06-30-2026[3]	19.96	(0.05)[4]	1.36	1.31	—	—	—	—	21.27	6.56[5]	0.78[6,7]	0.68[6,7]	(0.48)[4,6]	573	8
12-31-2025	18.15	(0.08)[4]	3.67	3.59	—	(1.78)[8]	—	(1.78)	19.96	19.73	0.78[7]	0.68[7]	(0.44)[4]	588	11
12-31-2024	15.12	(0.02)[4]	4.63	4.61	—	(1.58)[8]	—	(1.58)	18.15	31.03	0.78[7]	0.68[7]	(0.13)[4]	577	5
12-31-2023	13.19	(0.02)[4]	4.60	4.58	(0.01)	(2.64)	—	(2.65)	15.12	37.88	0.79[7]	0.69[7]	(0.10)[4]	545	8
12-31-2022	26.22	(0.02)[4]	(7.76)	(7.78)	(0.01)	(5.24)[8]	—	(5.25)	13.19	(30.25)	0.78[7]	0.68[7]	(0.11)[4]	481	11
12-31-2021	23.07	(0.06)[4]	5.00	4.94	—	(1.79)[8]	—	(1.79)	26.22	21.49	0.78[7]	0.68[7]	(0.23)[4]	739	14
Series III
06-30-2026[3]	20.38	(0.01)[4]	1.39	1.38	—	—	—	—	21.76	6.77[5]	0.28[6,7]	0.27[6,7]	(0.07)[4,6]	90	8
12-31-2025	18.50	(0.01)[4]	3.75	3.74	—	(1.86)[8]	—	(1.86)	20.38	20.17	0.28[7]	0.27[7]	(0.03)[4]	91	11
12-31-2024	15.33	0.05[4]	4.71	4.76	—	(1.59)[8]	—	(1.59)	18.50	31.60	0.28[7]	0.27[7]	0.29[4]	91	5
12-31-2023	13.29	0.05[4]	4.64	4.69	(0.01)	(2.64)	—	(2.65)	15.33	38.45	0.29[7]	0.28[7]	0.31[4]	86	8
12-31-2022	26.38	0.06[4]	(7.82)	(7.76)	—	(5.33)[8]	—	(5.33)	13.29	(29.95)	0.28[7]	0.27[7]	0.31[4]	76	11
12-31-2021	23.19	0.05[4]	5.04	5.09	—	(1.90)[8]	—	(1.90)	26.38	22.00	0.28[7]	0.27[7]	0.19[4]	106	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 9 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2026[3]	18.95	0.02[4]	1.99	2.01	—	—	—	—	20.96	10.61[5]	0.64[6,7]	0.63[6,7]	0.16[4,6]	435	8
12-31-2025	18.05	0.10[4]	3.06	3.16	(0.08)	(2.18)	—	(2.26)	18.95	17.65	0.63[7]	0.63[7]	0.53[4]	405	13
12-31-2024	15.73	0.13[4]	3.58	3.71	(0.12)	(1.27)	—	(1.39)	18.05	23.71	0.63[7]	0.63[7]	0.72[4]	368	6
12-31-2023	14.21	0.15[4]	3.27	3.42	(0.16)	(1.74)	—	(1.90)	15.73	25.68	0.64[7]	0.63[7]	0.97[4]	315	8
12-31-2022	18.55	0.14[4]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[7]	0.62[7]	0.89[4]	268	12
12-31-2021	15.87	0.13[4]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[7]	0.62[7]	0.74[4]	344	3
Series II
06-30-2026[3]	18.79	0.01[4]	1.97	1.98	—	—	—	—	20.77	10.54[5]	0.79[6,7]	0.71[6,7]	0.07[4,6]	423	8
12-31-2025	17.92	0.08[4]	3.04	3.12	(0.07)	(2.18)	—	(2.25)	18.79	17.53	0.78[7]	0.71[7]	0.41[4]	422	13
12-31-2024	15.62	0.10[4]	3.57	3.67	(0.10)	(1.27)	—	(1.37)	17.92	23.66	0.78[7]	0.71[7]	0.58[4]	417	6
12-31-2023	14.13	0.13[4]	3.24	3.37	(0.14)	(1.74)	—	(1.88)	15.62	25.52	0.79[7]	0.71[7]	0.85[4]	410	8
12-31-2022	18.45	0.12[4]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[7]	0.70[7]	0.78[4]	380	12
12-31-2021	15.79	0.11[4]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[7]	0.70[7]	0.61[4]	531	3
Series III
06-30-2026[3]	18.89	0.05[4]	1.98	2.03	—	—	—	—	20.92	10.75[5]	0.29[6,7]	0.28[6,7]	0.51[4,6]	175	8
12-31-2025	18.02	0.16[4]	3.06	3.22	(0.17)	(2.18)	—	(2.35)	18.89	18.10	0.28[7]	0.28[7]	0.83[4]	176	13
12-31-2024	15.69	0.18[4]	3.60	3.78	(0.18)	(1.27)	—	(1.45)	18.02	24.17	0.28[7]	0.28[7]	1.01[4]	177	6
12-31-2023	14.17	0.20[4]	3.27	3.47	(0.21)	(1.74)	—	(1.95)	15.69	26.14	0.29[7]	0.28[7]	1.29[4]	175	8
12-31-2022	18.52	0.20[4]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[7]	0.27[7]	1.24[4]	163	12
12-31-2021	15.83	0.19[4]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[7]	0.27[7]	1.05[4]	216	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Blue Chip Growth Trust
Series I
06-30-2026[3]	34.42	(0.04)	0.37	0.33	—	—	—	—	34.75	0.96[4]	0.80[5]	0.76[5]	(0.23)[5]	348	30
12-31-2025	33.67	(0.09)	6.26	6.17	—	(5.42)	—	(5.42)	34.42	18.52	0.82	0.78	(0.27)	368	18
12-31-2024	27.01	(0.07)	9.59	9.52	—	(2.86)	—	(2.86)	33.67	35.65	0.82	0.78	(0.23)	358	17
12-31-2023	18.06	(0.04)	8.99	8.95	—	—	—	—	27.01	49.56	0.83	0.79	(0.19)	304	11
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
Series II
06-30-2026[3]	30.93	(0.06)	0.33	0.27	—	—	—	—	31.20	0.87[4]	1.00[5]	0.96[5]	(0.43)[5]	103	30
12-31-2025	30.79	(0.15)	5.71	5.56	—	(5.42)	—	(5.42)	30.93	18.26	1.02	0.98	(0.47)	114	18
12-31-2024	24.94	(0.13)	8.84	8.71	—	(2.86)	—	(2.86)	30.79	35.36	1.02	0.98	(0.43)	114	17
12-31-2023	16.71	(0.08)	8.31	8.23	—	—	—	—	24.94	49.25	1.03	0.99	(0.39)	101	11
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
Series NAV
06-30-2026[3]	34.64	(0.03)	0.38	0.35	—	—	—	—	34.99	1.01[4]	0.75[5]	0.71[5]	(0.18)[5]	2,125	30
12-31-2025	33.84	(0.08)	6.30	6.22	—	(5.42)	—	(5.42)	34.64	18.57	0.77	0.73	(0.22)	1,711	18
12-31-2024	27.12	(0.06)	9.64	9.58	—	(2.86)	—	(2.86)	33.84	35.73	0.77	0.73	(0.18)	1,605	17
12-31-2023	18.13	(0.03)	9.02	8.99	—	—	—	—	27.12	49.59	0.78	0.74	(0.14)	1,382	11
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2026[3]	12.00	0.09	0.53	0.62	—	—	—	—	12.62	5.17[4]	0.94[5]	0.88[5]	1.52[5]	9	59
12-31-2025	12.17	0.21	1.20	1.41	(0.26)	(1.32)	—	(1.58)	12.00	11.61	0.94	0.89	1.69	11	127
12-31-2024	11.02	0.24	1.12	1.36	(0.10)	(0.11)	—	(0.21)	12.17	12.33	0.94	0.89	2.04	8	83
12-31-2023	10.62	0.24	1.56	1.80	(0.20)	(1.20)	—	(1.40)	11.02	18.18	0.95	0.90	2.10	7	76
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
Series II
06-30-2026[3]	11.88	0.08	0.52	0.60	—	—	—	—	12.48	5.05[4]	1.14[5]	1.08[5]	1.32[5]	217	59
12-31-2025	12.07	0.19	1.18	1.37	(0.24)	(1.32)	—	(1.56)	11.88	11.35	1.14	1.09	1.49	224	127
12-31-2024	10.93	0.22	1.11	1.33	(0.08)	(0.11)	—	(0.19)	12.07	12.15	1.14	1.09	1.84	237	83
12-31-2023	10.54	0.21	1.56	1.77	(0.18)	(1.20)	—	(1.38)	10.93	18.01	1.15	1.10	1.90	245	76
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
Series NAV
06-30-2026[3]	11.94	0.09	0.53	0.62	—	—	—	—	12.56	5.19[4]	0.89[5]	0.83[5]	1.58[5]	270	59
12-31-2025	12.12	0.22	1.19	1.41	(0.27)	(1.32)	—	(1.59)	11.94	11.62	0.89	0.84	1.74	256	127
12-31-2024	10.97	0.25	1.11	1.36	(0.10)	(0.11)	—	(0.21)	12.12	12.43	0.89	0.84	2.09	232	83
12-31-2023	10.57	0.24	1.57	1.81	(0.21)	(1.20)	—	(1.41)	10.97	18.31	0.90	0.85	2.16	215	76
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Disciplined Value Emerging Markets Equity Trust
Series I
06-30-2026[3]	12.27	0.13	2.12	2.25	—	—	—	—	14.52	18.34[4]	0.93[5]	0.92[5]	1.90[5]	9	88
12-31-2025	9.41	0.27	2.73	3.00	(0.14)	—	—	(0.14)	12.27	31.88	0.97	0.96	2.54	7	199
12-31-2024	10.06	0.18	(0.41)	(0.23)	(0.42)	—	—	(0.42)	9.41	(2.48)	1.08	1.07	1.76	6	264[6]
12-31-2023	8.88	0.30	1.03	1.33	(0.15)	—	—	(0.15)	10.06	15.19	1.09	1.08	3.21	6	12
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
Series II
06-30-2026[3]	12.27	0.11	2.12	2.23	—	—	—	—	14.50	18.17[4]	1.13[5]	1.12[5]	1.69[5]	25	88
12-31-2025	9.41	0.25	2.73	2.98	(0.12)	—	—	(0.12)	12.27	31.68	1.17	1.16	2.31	23	199
12-31-2024	10.06	0.16	(0.41)	(0.25)	(0.40)	—	—	(0.40)	9.41	(2.65)	1.28	1.27	1.57	21	264[6]
12-31-2023	8.89	0.28	1.03	1.31	(0.14)	—	—	(0.14)	10.06	14.85	1.29	1.28	2.97	26	12
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
Series NAV
06-30-2026[3]	12.25	0.13	2.12	2.25	—	—	—	—	14.50	18.37[4]	0.88[5]	0.87[5]	1.97[5]	278	88
12-31-2025	9.39	0.28	2.72	3.00	(0.14)	—	—	(0.14)	12.25	32.00	0.92	0.91	2.56	241	199
12-31-2024	10.04	0.18	(0.40)	(0.22)	(0.43)	—	—	(0.43)	9.39	(2.44)	1.03	1.02	1.81	192	264[6]
12-31-2023	8.87	0.30	1.03	1.33	(0.16)	—	—	(0.16)	10.04	15.15	1.04	1.03	3.22	189	12
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Disciplined Value International Trust
Series I
06-30-2026[3]	17.98	0.24	1.65	1.89	—	—	—	—	19.87	10.51[4]	0.82[5]	0.81[5]	2.51[5]	117	40
12-31-2025	13.99	0.33	5.32	5.65	(0.31)	(1.35)	—	(1.66)	17.98	40.90	0.84	0.84	1.99	83	72
12-31-2024	15.47	0.31	(0.24)	0.07	(0.05)	(1.50)	—	(1.55)	13.99	(0.38)	0.84	0.84	1.95	68	93
12-31-2023	13.15	0.32	2.28	2.60	(0.28)	—	—	(0.28)	15.47	19.96	0.87	0.86	2.22	77	81
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
Series II
06-30-2026[3]	17.94	0.23	1.64	1.87	—	—	—	—	19.81	10.42[4]	1.02[5]	1.01[5]	2.39[5]	236	40
12-31-2025	13.97	0.30	5.30	5.60	(0.28)	(1.35)	—	(1.63)	17.94	40.60	1.04	1.04	1.77	50	72
12-31-2024	15.45	0.28	(0.24)	0.04	(0.02)	(1.50)	—	(1.52)	13.97	(0.56)	1.04	1.04	1.75	40	93
12-31-2023	13.14	0.29	2.27	2.56	(0.25)	—	—	(0.25)	15.45	19.69	1.07	1.06	2.02	45	81
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
Series NAV
06-30-2026[3]	17.79	0.25	1.62	1.87	—	—	—	—	19.66	10.51[4]	0.77[5]	0.76[5]	2.63[5]	424	40
12-31-2025	13.85	0.33	5.28	5.61	(0.32)	(1.35)	—	(1.67)	17.79	41.02	0.79	0.79	1.98	210	72
12-31-2024	15.33	0.31	(0.23)	0.08	(0.06)	(1.50)	—	(1.56)	13.85	(0.35)	0.79	0.79	1.98	156	93
12-31-2023	13.03	0.33	2.25	2.58	(0.28)	—	—	(0.28)	15.33	20.05	0.82	0.81	2.27	161	81
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Equity Income Trust
Series I
06-30-2026[3]	13.17	0.11	1.75	1.86	—	—	—	—	15.03	14.12[4]	0.79[5]	0.75[5]	1.52[5]	227	22
12-31-2025	14.12	0.24	1.69	1.93	(0.38)	(2.50)	—	(2.88)	13.17	14.39	0.79	0.76	1.70	212	25
12-31-2024	13.44	0.26	1.34	1.60	(0.25)	(0.67)	—	(0.92)	14.12	11.67	0.77	0.74	1.79	211	22
12-31-2023	13.93	0.27	0.83	1.10	(0.27)	(1.32)	—	(1.59)	13.44	9.39	0.78	0.75	1.97	214	18
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
Series II
06-30-2026[3]	13.01	0.09	1.73	1.82	—	—	—	—	14.83	13.99[4]	0.99[5]	0.95[5]	1.32[5]	101	22
12-31-2025	13.98	0.21	1.67	1.88	(0.35)	(2.50)	—	(2.85)	13.01	14.18	0.99	0.96	1.50	97	25
12-31-2024	13.33	0.23	1.31	1.54	(0.22)	(0.67)	—	(0.89)	13.98	11.36	0.97	0.94	1.59	100	22
12-31-2023	13.82	0.24	0.84	1.08	(0.25)	(1.32)	—	(1.57)	13.33	9.26	0.98	0.95	1.77	107	18
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
Series NAV
06-30-2026[3]	13.02	0.11	1.73	1.84	—	—	—	—	14.86	14.21[4]	0.74[5]	0.70[5]	1.57[5]	610	22
12-31-2025	13.99	0.24	1.68	1.92	(0.39)	(2.50)	—	(2.89)	13.02	14.42	0.74	0.71	1.69	557	25
12-31-2024	13.33	0.26	1.32	1.58	(0.25)	(0.67)	—	(0.92)	13.99	11.67	0.72	0.69	1.84	1,056	22
12-31-2023	13.82	0.28	0.83	1.11	(0.28)	(1.32)	—	(1.60)	13.33	9.52	0.73	0.70	2.02	1,067	18
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2026[3]	14.94	0.13	0.24	0.37	—	—	—	—	15.31	2.48[4]	0.94[5]	0.93[5]	1.80[5]	76	37
12-31-2025	14.20	0.17	1.46	1.63	(0.18)	(0.71)	—	(0.89)	14.94	12.00	0.94	0.93	1.16	88	75
12-31-2024	11.01	0.16	3.16	3.32	(0.13)	—	—	(0.13)	14.20	30.23	0.94	0.93	1.27	95	67
12-31-2023	11.20	0.21	0.26	0.47	(0.19)	(0.47)	—	(0.66)	11.01	5.22	0.95	0.94	1.95	77	68
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
Series II
06-30-2026[3]	14.72	0.12	0.23	0.35	—	—	—	—	15.07	2.38[4]	1.14[5]	1.13[5]	1.61[5]	17	37
12-31-2025	14.00	0.14	1.44	1.58	(0.15)	(0.71)	—	(0.86)	14.72	11.82	1.14	1.13	0.96	19	75
12-31-2024	10.86	0.13	3.12	3.25	(0.11)	—	—	(0.11)	14.00	29.99	1.14	1.13	1.07	16	67
12-31-2023	11.06	0.18	0.26	0.44	(0.17)	(0.47)	—	(0.64)	10.86	4.98	1.15	1.14	1.75	14	68
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
Series NAV
06-30-2026[3]	14.87	0.14	0.23	0.37	—	—	—	—	15.24	2.49[4]	0.89[5]	0.88[5]	1.88[5]	34	37
12-31-2025	14.13	0.18	1.45	1.63	(0.18)	(0.71)	—	(0.89)	14.87	12.11	0.89	0.88	1.21	33	75
12-31-2024	10.95	0.16	3.16	3.32	(0.14)	—	—	(0.14)	14.13	30.36	0.89	0.88	1.32	31	67
12-31-2023	11.15	0.21	0.25	0.46	(0.19)	(0.47)	—	(0.66)	10.95	5.21	0.90	0.89	2.00	26	68
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2026[3]	30.49	0.04	(0.36)	(0.32)	—	—	—	—	30.17	(1.08)[4]	0.76[5]	0.75[5]	0.30[5]	125	25
12-31-2025	32.65	0.13	1.47	1.60	(0.13)	(3.63)	—	(3.76)	30.49	4.78	0.77	0.76	0.41	138	41
12-31-2024	28.84	0.13	6.76	6.89	(0.04)	(3.04)	—	(3.08)	32.65	24.16	0.76	0.75	0.40	113	16
12-31-2023	24.72	0.11	7.89	8.00	(0.11)	(3.77)	—	(3.88)	28.84	35.40	0.77	0.76	0.39	105	16
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
Series II
06-30-2026[3]	30.24	0.01	(0.36)	(0.35)	—	—	—	—	29.89	(1.16)[4]	0.96[5]	0.95[5]	0.10[5]	38	25
12-31-2025	32.42	0.07	1.45	1.52	(0.07)	(3.63)	—	(3.70)	30.24	4.57	0.97	0.96	0.23	44	41
12-31-2024	28.68	0.06	6.72	6.78	—	(3.04)	—	(3.04)	32.42	23.92	0.96	0.95	0.20	51	16
12-31-2023	24.61	0.05	7.84	7.89	(0.05)	(3.77)	—	(3.82)	28.68	35.10	0.97	0.96	0.19	48	16
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[6]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
Series NAV
06-30-2026[3]	30.83	0.05	(0.37)	(0.32)	—	—	—	—	30.51	(1.04)[4]	0.71[5]	0.70[5]	0.35[5]	2,270	25
12-31-2025	32.97	0.15	1.48	1.63	(0.14)	(3.63)	—	(3.77)	30.83	4.84	0.72	0.71	0.47	2,388	41
12-31-2024	29.09	0.14	6.83	6.97	(0.05)	(3.04)	—	(3.09)	32.97	24.24	0.71	0.70	0.45	2,485	16
12-31-2023	24.91	0.12	7.95	8.07	(0.12)	(3.77)	—	(3.89)	29.09	35.44	0.72	0.71	0.44	2,148	16
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2026[3]	26.93	0.14	1.17	1.31	—	—	—	—	28.24	4.86[4]	0.78[5]	0.76[5]	1.03[5]	454	9
12-31-2025	26.75	0.30	3.92	4.22	(0.31)	(3.73)	—	(4.04)	26.93	15.93	0.78	0.77	1.07	467	15
12-31-2024	25.39	0.30	4.06	4.36	(0.09)	(2.91)	—	(3.00)	26.75	16.98	0.78	0.76	1.06	462	16
12-31-2023	22.62	0.28	4.68	4.96	(0.26)	(1.93)	—	(2.19)	25.39	23.45	0.79	0.77	1.14	447	13
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
Series II
06-30-2026[3]	27.27	0.12	1.17	1.29	—	—	—	—	28.56	4.73[4]	0.98[5]	0.96[5]	0.83[5]	142	9
12-31-2025	27.05	0.24	3.97	4.21	(0.26)	(3.73)	—	(3.99)	27.27	15.71	0.98	0.97	0.88	148	15
12-31-2024	25.66	0.24	4.10	4.34	(0.04)	(2.91)	—	(2.95)	27.05	16.74	0.98	0.96	0.86	149	16
12-31-2023	22.84	0.23	4.74	4.97	(0.22)	(1.93)	—	(2.15)	25.66	23.22	0.99	0.97	0.94	150	13
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
Series NAV
06-30-2026[3]	26.96	0.15	1.16	1.31	—	—	—	—	28.27	4.86[4]	0.73[5]	0.71[5]	1.09[5]	229	9
12-31-2025	26.77	0.31	3.93	4.24	(0.32)	(3.73)	—	(4.05)	26.96	16.01	0.73	0.72	1.13	223	15
12-31-2024	25.41	0.31	4.06	4.37	(0.10)	(2.91)	—	(3.01)	26.77	17.02	0.73	0.71	1.10	211	16
12-31-2023	22.64	0.29	4.68	4.97	(0.27)	(1.93)	—	(2.20)	25.41	23.49	0.74	0.72	1.19	176	13
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2026[3]	24.15	0.16	1.16	1.32	—	—	—	—	25.47	5.47[4]	0.93[5]	0.92[5]	1.30[5]	217	39
12-31-2025	23.22	0.25	3.85	4.10	(0.32)	(2.85)	—	(3.17)	24.15	18.13	0.94	0.93	1.01	220	42
12-31-2024	22.37	0.29	2.09	2.38	(0.29)	(1.24)	—	(1.53)	23.22	10.47	0.94	0.93	1.21	220	47
12-31-2023	19.49	0.26	3.55	3.81	(0.17)	(0.76)	—	(0.93)	22.37	20.09	0.95	0.94	1.24	225	38
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
Series II
06-30-2026[3]	23.91	0.14	1.15	1.29	—	—	—	—	25.20	5.40[4]	1.13[5]	1.12[5]	1.11[5]	20	39
12-31-2025	23.02	0.20	3.81	4.01	(0.27)	(2.85)	—	(3.12)	23.91	17.91	1.14	1.13	0.82	20	42
12-31-2024	22.19	0.24	2.08	2.32	(0.25)	(1.24)	—	(1.49)	23.02	10.28	1.14	1.13	1.01	21	47
12-31-2023	19.35	0.22	3.52	3.74	(0.14)	(0.76)	—	(0.90)	22.19	19.81	1.15	1.14	1.04	22	38
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
Series NAV
06-30-2026[3]	24.13	0.17	1.16	1.33	—	—	—	—	25.46	5.51[4]	0.88[5]	0.87[5]	1.37[5]	65	39
12-31-2025	23.20	0.26	3.85	4.11	(0.33)	(2.85)	—	(3.18)	24.13	18.20	0.89	0.88	1.05	60	42
12-31-2024	22.35	0.30	2.09	2.39	(0.30)	(1.24)	—	(1.54)	23.20	10.53	0.89	0.88	1.26	54	47
12-31-2023	19.47	0.27	3.55	3.82	(0.18)	(0.76)	—	(0.94)	22.35	20.17	0.90	0.89	1.28	49	38
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2026[3]	23.13	—[4]	1.69	1.69	—	—	—	—	24.82	7.31[5]	1.00[6]	0.95[6]	(0.01)[6]	45	56
12-31-2025	22.30	(0.07)	4.13	4.06	—	(3.23)	—	(3.23)	23.13	19.49	1.05	1.00	(0.31)	46	68
12-31-2024	23.45	(0.08)	0.64	0.56	—	(1.71)	—	(1.71)	22.30	1.78	1.00	0.94	(0.32)	48	44
12-31-2023	23.84	(0.06)	0.93	0.87	—	(1.26)	—	(1.26)	23.45	4.25	1.06	1.00	(0.26)	58	43
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
Series II
06-30-2026[3]	19.04	(0.02)	1.39	1.37	—	—	—	—	20.41	7.20[5]	1.20[6]	1.15[6]	(0.21)[6]	41	56
12-31-2025	18.92	(0.10)	3.45	3.35	—	(3.23)	—	(3.23)	19.04	19.22	1.25	1.20	(0.51)	42	68
12-31-2024	20.16	(0.11)	0.58	0.47	—	(1.71)	—	(1.71)	18.92	1.62	1.20	1.14	(0.52)	43	44
12-31-2023	20.73	(0.09)	0.78	0.69	—	(1.26)	—	(1.26)	20.16	4.02	1.26	1.20	(0.46)	50	43
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
Series NAV
06-30-2026[3]	23.95	0.01	1.75	1.76	—	—	—	—	25.71	7.35[5]	0.95[6]	0.90[6]	0.05[6]	165	56
12-31-2025	22.98	(0.06)	4.26	4.20	—	(3.23)	—	(3.23)	23.95	19.53	1.00	0.95	(0.26)	157	68
12-31-2024	24.10	(0.07)	0.66	0.59	—	(1.71)	—	(1.71)	22.98	1.86	0.95	0.89	(0.27)	145	44
12-31-2023	24.46	(0.05)	0.95	0.90	—	(1.26)	—	(1.26)	24.10	4.26	1.01	0.95	(0.20)	155	43
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Less than $(0.005) per share. 5 Not annualized. 6 Annualized.
International Equity Index Trust
Series I
06-30-2026[3]	24.56	0.34	3.24	3.58	—	—	—	—	28.14	14.58[4]	0.67[5]	0.40[5]	2.56[5]	466	1
12-31-2025	18.93	0.50	5.64	6.14	(0.51)	—	—	(0.51)	24.56	32.50	0.70	0.40	2.26	403	4
12-31-2024	18.34	0.47	0.43	0.90	(0.31)	—	—	(0.31)	18.93	4.91	0.67	0.39	2.43	307	3
12-31-2023	16.31	0.45	2.01	2.46	(0.43)	—	—	(0.43)	18.34	15.36	0.66	0.39	2.59	326	4
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
Series II
06-30-2026[3]	24.58	0.30	3.26	3.56	—	—	—	—	28.14	14.48[4]	0.87[5]	0.60[5]	2.30[5]	18	1
12-31-2025	18.95	0.46	5.64	6.10	(0.47)	—	—	(0.47)	24.58	32.26	0.90	0.60	2.08	20	4
12-31-2024	18.37	0.43	0.43	0.86	(0.28)	—	—	(0.28)	18.95	4.62	0.87	0.59	2.25	17	3
12-31-2023	16.34	0.42	2.01	2.43	(0.40)	—	—	(0.40)	18.37	15.18	0.86	0.59	2.38	19	4
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
Series NAV
06-30-2026[3]	24.55	0.34	3.25	3.59	—	—	—	—	28.14	14.62[4]	0.62[5]	0.35[5]	2.60[5]	882	1
12-31-2025	18.92	0.51	5.64	6.15	(0.52)	—	—	(0.52)	24.55	32.57	0.65	0.35	2.33	771	4
12-31-2024	18.33	0.48	0.43	0.91	(0.32)	—	—	(0.32)	18.92	4.90	0.62	0.34	2.47	575	3
12-31-2023	16.31	0.46	2.00	2.46	(0.44)	—	—	(0.44)	18.33	15.42	0.61	0.34	2.64	541	4
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2026[3]	16.02	0.22	0.62	0.84	—	—	—	—	16.86	5.31[4]	1.02[5]	1.01[5]	2.63[5]	21	11
12-31-2025	12.63	0.31	4.08	4.39	(0.34)	(0.66)	—	(1.00)	16.02	34.98	1.07	1.06	2.10	21	15
12-31-2024	12.69	0.25	0.16	0.41	(0.37)	(0.10)	—	(0.47)	12.63	3.07	1.06	1.06	1.95	18	13
12-31-2023	11.72	0.25	1.24	1.49	(0.25)	(0.27)	—	(0.52)	12.69	13.44	1.06	1.05	2.02	19	11
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
Series II
06-30-2026[3]	15.98	0.21	0.62	0.83	—	—	—	—	16.81	5.19[4]	1.22[5]	1.21[5]	2.49[5]	18	11
12-31-2025	12.61	0.28	4.06	4.34	(0.31)	(0.66)	—	(0.97)	15.98	34.67	1.27	1.26	1.88	16	15
12-31-2024	12.68	0.23	0.14	0.37	(0.34)	(0.10)	—	(0.44)	12.61	2.82	1.26	1.26	1.75	12	13
12-31-2023	11.70	0.22	1.26	1.48	(0.23)	(0.27)	—	(0.50)	12.68	13.33	1.26	1.25	1.82	13	11
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
Series NAV
06-30-2026[3]	16.03	0.23	0.62	0.85	—	—	—	—	16.88	5.30[4]	0.97[5]	0.96[5]	2.69[5]	79	11
12-31-2025	12.64	0.31	4.08	4.39	(0.34)	(0.66)	—	(1.00)	16.03	35.01	1.02	1.01	2.13	77	15
12-31-2024	12.70	0.26	0.15	0.41	(0.37)	(0.10)	—	(0.47)	12.64	3.11	1.01	1.01	2.00	65	13
12-31-2023	11.72	0.25	1.25	1.50	(0.25)	(0.27)	—	(0.52)	12.70	13.59	1.01	1.00	2.06	75	11
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Lifestyle Balanced Portfolio
Series I
06-30-2026[3]	13.73	0.09[4]	0.78	0.87	—	—	—	—	14.60	6.34[5]	0.32[6,7]	0.20[6,7]	1.22[4,8]	34	84
12-31-2025	13.06	0.37[4]	1.47	1.84	(0.40)	(0.77)	—	(1.17)	13.73	14.10	0.13[7]	0.12[7]	2.72[4]	36	12
12-31-2024	12.65	0.31[4]	0.77	1.08	(0.31)	(0.36)	—	(0.67)	13.06	8.52	0.13[7]	0.12[7]	2.35[4]	37	13
12-31-2023	12.55	0.31[4]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13[7]	0.13[7]	2.39[4]	38	9
12-31-2022	16.79	0.31[4]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[7]	0.12[7]	2.11[4]	32	15
12-31-2021	16.40	0.37[4]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[7]	0.11[7]	2.18[4]	42	10
Series II
06-30-2026[3]	13.79	0.07[4]	0.79	0.86	—	—	—	—	14.65	6.24[5]	0.52[6,7]	0.40[6,7]	1.02[4,8]	722	84
12-31-2025	13.10	0.35[4]	1.45	1.80	(0.34)	(0.77)	—	(1.11)	13.79	13.81	0.33[7]	0.32[7]	2.53[4]	730	12
12-31-2024	12.68	0.29[4]	0.77	1.06	(0.28)	(0.36)	—	(0.64)	13.10	8.37	0.33[7]	0.32[7]	2.16[4]	735	13
12-31-2023	12.58	0.27[4]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33[7]	0.33[7]	2.06[4]	772	9
12-31-2022	16.82	0.27[4]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[7]	0.32[7]	1.87[4]	730	15
12-31-2021	16.43	0.34[4]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[7]	0.31[7]	1.98[4]	997	10
Series NAV
06-30-2026[3]	13.70	0.09[4]	0.78	0.87	—	—	—	—	14.57	6.35[5]	0.27[6,7]	0.15[6,7]	1.29[4,8]	240	84
12-31-2025	13.05	0.40[4]	1.43	1.83	(0.41)	(0.77)	—	(1.18)	13.70	14.06	0.08[7]	0.07[7]	2.94[4]	233	12
12-31-2024	12.63	0.32[4]	0.78	1.10	(0.32)	(0.36)	—	(0.68)	13.05	8.67	0.08[7]	0.07[7]	2.41[4]	205	13
12-31-2023	12.54	0.31[4]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08[7]	0.08[7]	2.38[4]	156	9
12-31-2022	16.77	0.32[4]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[7]	0.07[7]	2.21[4]	137	15
12-31-2021	16.38	0.40[4]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[7]	0.06[7]	2.33[4]	161	10
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. Certain expenses are presented unannualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Annualized.
The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2026[3]	11.93	0.12[4]	0.26	0.38	—	—	—	—	12.31	3.19[5]	0.36[6,7]	0.23[6,7]	2.06[4,6]	12	97
12-31-2025	11.26	0.40[4]	0.73	1.13	(0.44)	(0.02)	—	(0.46)	11.93	10.05	0.17[7]	0.13[7]	3.42[4]	13	11
12-31-2024	11.15	0.34[4]	0.15	0.49	(0.36)	(0.02)	—	(0.38)	11.26	4.43	0.17[7]	0.13[7]	2.96[4]	13	11
12-31-2023	11.01	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17[7]	0.13[7]	2.62[4]	13	11
12-31-2022	14.10	0.32[4]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[7]	0.13[7]	2.59[4]	14	16
12-31-2021	14.43	0.38[4]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[7]	0.13[7]	2.62[4]	18	22
Series II
06-30-2026[3]	11.97	0.11[4]	0.25	0.36	—	—	—	—	12.33	3.01[5]	0.56[6,7]	0.43[6,7]	1.85[4,6]	121	97
12-31-2025	11.28	0.38[4]	0.73	1.11	(0.40)	(0.02)	—	(0.42)	11.97	9.82	0.37[7]	0.33[7]	3.25[4]	129	11
12-31-2024	11.17	0.33[4]	0.14	0.47	(0.34)	(0.02)	—	(0.36)	11.28	4.22	0.37[7]	0.33[7]	2.85[4]	136	11
12-31-2023	11.03	0.29[4]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37[7]	0.33[7]	2.54[4]	146	11
12-31-2022	14.11	0.28[4]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[7]	0.33[7]	2.27[4]	144	16
12-31-2021	14.45	0.32[4]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[7]	0.33[7]	2.19[4]	200	22
Series NAV
06-30-2026[3]	11.91	0.13[4]	0.25	0.38	—	—	—	—	12.29	3.19[5]	0.31[6,7]	0.18[6,7]	2.18[4,6]	8	97
12-31-2025	11.25	0.40[4]	0.73	1.13	(0.45)	(0.02)	—	(0.47)	11.91	10.07	0.12[7]	0.08[7]	3.43[4]	7	11
12-31-2024	11.14	0.37[4]	0.13	0.50	(0.37)	(0.02)	—	(0.39)	11.25	4.48	0.12[7]	0.08[7]	3.20[4]	7	11
12-31-2023	11.00	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12[7]	0.08[7]	2.63[4]	7	11
12-31-2022	14.08	0.35[4]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[7]	0.08[7]	2.84[4]	8	16
12-31-2021	14.42	0.33[4]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[7]	0.08[7]	2.24[4]	8	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Growth Portfolio
Series I
06-30-2026[3]	14.51	0.05[4]	1.22	1.27	—	—	—	—	15.78	8.75[5]	0.26[6,7]	0.18[6,7]	0.74[4,6]	194	76
12-31-2025	13.76	0.32[4]	1.97	2.29	(0.34)	(1.20)	—	(1.54)	14.51	16.72	0.12[7]	0.12[7]	2.17[4]	197	11
12-31-2024	13.11	0.27[4]	1.22	1.49	(0.28)	(0.56)	—	(0.84)	13.76	11.31	0.12[7]	0.11[7]	1.96[4]	198	9
12-31-2023	13.15	0.26[4]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12[7]	0.12[7]	1.91[4]	200	6
12-31-2022	18.57	0.29[4]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[7]	0.11[7]	1.81[4]	194	12
12-31-2021	17.79	0.37[4]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[7]	0.11[7]	1.97[4]	252	12[8]
Series II
06-30-2026[3]	14.56	0.04[4]	1.21	1.25	—	—	—	—	15.81	8.59[5]	0.46[6,7]	0.38[6,7]	0.54[4,6]	4,299	76
12-31-2025	13.78	0.29[4]	1.97	2.26	(0.28)	(1.20)	—	(1.48)	14.56	16.51	0.32[7]	0.32[7]	1.99[4]	4,255	11
12-31-2024	13.12	0.24[4]	1.23	1.47	(0.25)	(0.56)	—	(0.81)	13.78	11.17	0.32[7]	0.31[7]	1.74[4]	4,222	9
12-31-2023	13.17	0.23[4]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32[7]	0.32[7]	1.70[4]	4,375	6
12-31-2022	18.59	0.25[4]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[7]	0.31[7]	1.59[4]	4,184	12
12-31-2021	17.81	0.33[4]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[7]	0.31[7]	1.72[4]	5,588	12[8]
Series NAV
06-30-2026[3]	14.50	0.06[4]	1.21	1.27	—	—	—	—	15.77	8.76[5]	0.21[6,7]	0.13[6,7]	0.79[4,6]	786	76
12-31-2025	13.75	0.34[4]	1.96	2.30	(0.35)	(1.20)	—	(1.55)	14.50	16.84	0.07[7]	0.07[7]	2.33[4]	732	11
12-31-2024	13.10	0.29[4]	1.21	1.50	(0.29)	(0.56)	—	(0.85)	13.75	11.37	0.07[7]	0.06[7]	2.09[4]	642	9
12-31-2023	13.15	0.28[4]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07[7]	0.07[7]	2.04[4]	577	6
12-31-2022	18.56	0.30[4]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[7]	0.06[7]	1.92[4]	495	12
12-31-2021	17.78	0.40[4]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[7]	0.06[7]	2.12[4]	587	12[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2026[3]	13.06	0.10[4]	0.59	0.69	—	—	—	—	13.75	5.28[5]	0.34[6,7]	0.21[6,7]	1.47[4,6]	11	88
12-31-2025	12.30	0.39[4]	1.17	1.56	(0.42)	(0.38)	—	(0.80)	13.06	12.67	0.15[7]	0.13[7]	2.98[4]	12	10
12-31-2024	12.03	0.33[4]	0.54	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.14	0.15[7]	0.13[7]	2.63[4]	12	9
12-31-2023	11.97	0.29[4]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15[7]	0.13[7]	2.36[4]	13	9
12-31-2022	15.82	0.31[4]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2021	15.74	0.38[4]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[7]	0.13[7]	2.36[4]	16	13
Series II
06-30-2026[3]	13.12	0.08[4]	0.59	0.67	—	—	—	—	13.79	5.11[5]	0.54[6,7]	0.41[6,7]	1.27[4,6]	202	88
12-31-2025	12.33	0.36[4]	1.18	1.54	(0.37)	(0.38)	—	(0.75)	13.12	12.48	0.35[7]	0.33[7]	2.75[4]	207	10
12-31-2024	12.06	0.29[4]	0.55	0.84	(0.31)	(0.26)	—	(0.57)	12.33	6.91	0.35[7]	0.33[7]	2.35[4]	208	9
12-31-2023	12.00	0.27[4]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35[7]	0.33[7]	2.19[4]	231	9
12-31-2022	15.85	0.28[4]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[7]	0.33[7]	2.00[4]	224	15
12-31-2021	15.77	0.33[4]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[7]	0.33[7]	2.05[4]	301	13
Series NAV
06-30-2026[3]	13.05	0.10[4]	0.59	0.69	—	—	—	—	13.74	5.29[5]	0.29[6,7]	0.16[6,7]	1.56[4,6]	56	88
12-31-2025	12.30	0.41[4]	1.15	1.56	(0.43)	(0.38)	—	(0.81)	13.05	12.69	0.10[7]	0.08[7]	3.15[4]	51	10
12-31-2024	12.03	0.34[4]	0.53	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.19	0.10[7]	0.08[7]	2.69[4]	47	9
12-31-2023	11.97	0.32[4]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10[7]	0.08[7]	2.57[4]	45	9
12-31-2022	15.81	0.33[4]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[7]	0.08[7]	2.37[4]	39	15
12-31-2021	15.74	0.40[4]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[7]	0.08[7]	2.44[4]	45	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Growth Trust
Series I
06-30-2026[3]	11.46	(0.03)	2.28	2.25	—	—	—	—	13.71	19.63[4]	0.93[5]	0.92[5]	(0.58)[5]	145	83
12-31-2025	10.80	(0.06)	0.72	0.66	—	—	—	—	11.46	6.11	0.94	0.93	(0.52)	134	143
12-31-2024	8.63	(0.06)	2.23	2.17	—	—	—	—	10.80	25.14	0.94	0.93	(0.62)	144	152
12-31-2023	7.27	(0.03)	1.39	1.36	—	—	—	—	8.63	18.71	0.94	0.94	(0.42)	135	104
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
Series II
06-30-2026[3]	8.92	(0.04)	1.78	1.74	—	—	—	—	10.66	19.51[4]	1.13[5]	1.12[5]	(0.78)[5]	62	83
12-31-2025	8.42	(0.06)	0.56	0.50	—	—	—	—	8.92	5.94	1.14	1.13	(0.72)	58	143
12-31-2024	6.75	(0.06)	1.73	1.67	—	—	—	—	8.42	24.74	1.14	1.13	(0.82)	64	152
12-31-2023	5.69	(0.04)	1.10	1.06	—	—	—	—	6.75	18.63	1.14	1.14	(0.62)	63	104
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
Series NAV
06-30-2026[3]	12.05	(0.03)	2.40	2.37	—	—	—	—	14.42	19.67[4]	0.88[5]	0.87[5]	(0.53)[5]	665	83
12-31-2025	11.35	(0.05)	0.75	0.70	—	—	—	—	12.05	6.17	0.89	0.88	(0.47)	438	143
12-31-2024	9.07	(0.06)	2.34	2.28	—	—	—	—	11.35	25.14	0.89	0.88	(0.57)	447	152
12-31-2023	7.63	(0.03)	1.47	1.44	—	—	—	—	9.07	18.87	0.89	0.89	(0.37)	408	104
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
06-30-2026[3]	20.87	0.11	3.45	3.56	—	—	—	—	24.43	17.06[4]	0.56[5]	0.45[5]	0.99[5]	875	9
12-31-2025	21.25	0.23	1.23	1.46	(0.26)	(1.58)	—	(1.84)	20.87	6.98	0.57	0.46	1.07	808	14
12-31-2024	19.60	0.23	2.39	2.62	(0.23)	(0.74)	—	(0.97)	21.25	13.37	0.56	0.45	1.09	886	15
12-31-2023	18.11	0.23	2.46	2.69	(0.21)	(0.99)	—	(1.20)	19.60	16.01	0.57	0.46	1.21	883	19
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
Series II
06-30-2026[3]	20.67	0.09	3.41	3.50	—	—	—	—	24.17	16.93[4]	0.76[5]	0.65[5]	0.79[5]	52	9
12-31-2025	21.06	0.18	1.24	1.42	(0.23)	(1.58)	—	(1.81)	20.67	6.81	0.77	0.66	0.87	49	14
12-31-2024	19.44	0.19	2.36	2.55	(0.19)	(0.74)	—	(0.93)	21.06	13.13	0.76	0.65	0.89	55	15
12-31-2023	17.98	0.19	2.43	2.62	(0.17)	(0.99)	—	(1.16)	19.44	15.73	0.77	0.66	1.01	56	19
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
Series NAV
06-30-2026[3]	20.87	0.12	3.45	3.57	—	—	—	—	24.44	17.11[4]	0.51[5]	0.40[5]	1.05[5]	374	9
12-31-2025	21.25	0.24	1.23	1.47	(0.27)	(1.58)	—	(1.85)	20.87	7.03	0.52	0.41	1.13	318	14
12-31-2024	19.59	0.24	2.40	2.64	(0.24)	(0.74)	—	(0.98)	21.25	13.47	0.51	0.40	1.15	303	15
12-31-2023	18.11	0.24	2.45	2.69	(0.22)	(0.99)	—	(1.21)	19.59	16.00	0.52	0.41	1.27	273	19
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Mid Value Trust
Series I
06-30-2026[3]	9.35	0.04	1.81	1.85	—	—	—	—	11.20	19.79[4]	0.96[5]	0.90[5]	0.86[5]	239	33
12-31-2025	10.86	0.15	0.46	0.61	(0.13)	(1.99)	—	(2.12)	9.35	5.85	0.98	0.92	1.40	219	56
12-31-2024	9.87	0.12	1.49	1.61	(0.04)	(0.58)	—	(0.62)	10.86	16.24	0.98	0.92	1.09	245	50
12-31-2023	9.95	0.11	1.44	1.55	(0.12)	(1.51)	—	(1.63)	9.87	18.52	0.98	0.93	1.04	235	46
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
Series II
06-30-2026[3]	9.37	0.03	1.81	1.84	—	—	—	—	11.21	19.64[4]	1.16[5]	1.10[5]	0.65[5]	52	33
12-31-2025	10.88	0.13	0.46	0.59	(0.11)	(1.99)	—	(2.10)	9.37	5.65	1.18	1.12	1.20	48	56
12-31-2024	9.88	0.10	1.50	1.60	(0.02)	(0.58)	—	(0.60)	10.88	16.14	1.18	1.12	0.88	53	50
12-31-2023	9.96	0.09	1.44	1.53	(0.10)	(1.51)	—	(1.61)	9.88	18.25	1.18	1.13	0.84	54	46
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
Series NAV
06-30-2026[3]	9.22	0.05	1.78	1.83	—	—	—	—	11.05	19.85[4]	0.91[5]	0.85[5]	0.92[5]	474	33
12-31-2025	10.74	0.15	0.45	0.60	(0.13)	(1.99)	—	(2.12)	9.22	5.87	0.93	0.87	1.45	318	56
12-31-2024	9.76	0.12	1.48	1.60	(0.04)	(0.58)	—	(0.62)	10.74	16.37	0.93	0.87	1.13	330	50
12-31-2023	9.85	0.11	1.44	1.55	(0.13)	(1.51)	—	(1.64)	9.76	18.65	0.93	0.88	1.09	331	46
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2026[3]	20.21	0.27	3.01	3.28	—	—	—	—	23.49	16.23[4]	0.81[5]	0.80[5]	2.46[5]	48	48
12-31-2025	20.46	0.43	(0.30)	0.13	(0.38)	—	—	(0.38)	20.21	0.63	0.82	0.81	2.13	43	108
12-31-2024	18.85	0.37	1.67	2.04	(0.43)	—	—	(0.43)	20.46	10.71	0.81	0.81	1.89	50	70
12-31-2023	17.44	0.42	1.71	2.13	(0.40)	(0.32)	—	(0.72)	18.85	13.02	0.82	0.81	2.36	52	106
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
Series II
06-30-2026[3]	20.18	0.24	3.01	3.25	—	—	—	—	23.43	16.11[4]	1.01[5]	1.00[5]	2.23[5]	21	48
12-31-2025	20.44	0.39	(0.30)	0.09	(0.35)	—	—	(0.35)	20.18	0.40	1.02	1.01	1.92	20	108
12-31-2024	18.84	0.33	1.67	2.00	(0.40)	—	—	(0.40)	20.44	10.49	1.01	1.01	1.68	23	70
12-31-2023	17.43	0.38	1.72	2.10	(0.37)	(0.32)	—	(0.69)	18.84	12.80	1.02	1.01	2.13	25	106
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
Series NAV
06-30-2026[3]	20.03	0.27	2.99	3.26	—	—	—	—	23.29	16.28[4]	0.76[5]	0.75[5]	2.54[5]	277	48
12-31-2025	20.29	0.44	(0.31)	0.13	(0.39)	—	—	(0.39)	20.03	0.63	0.77	0.76	2.21	231	108
12-31-2024	18.69	0.38	1.66	2.04	(0.44)	—	—	(0.44)	20.29	10.79	0.76	0.76	1.94	227	70
12-31-2023	17.30	0.43	1.69	2.12	(0.41)	(0.32)	—	(0.73)	18.69	13.06	0.77	0.76	2.42	216	106
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Science & Technology Trust
Series I
06-30-2026[3]	25.19	(0.07)	10.42	10.35	—	—	—	—	35.54	41.09[4]	1.04[5]	0.97[5]	(0.48)[5]	1,166	221
12-31-2025	24.85	(0.08)	5.95	5.87	—	(5.53)	—	(5.53)	25.19	23.58	1.05	0.98	(0.31)	910	230
12-31-2024	18.02	(0.10)	6.93	6.83	—	—	—	—	24.85	37.90	1.05	0.99	(0.46)	879	240
12-31-2023	11.65	(0.04)	6.41	6.37	—	—	—	—	18.02	54.68	1.05	1.00	(0.27)	718	208
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
Series II
06-30-2026[3]	19.67	(0.07)	8.13	8.06	—	—	—	—	27.73	41.03[4]	1.24[5]	1.17[5]	(0.68)[5]	89	221
12-31-2025	20.43	(0.10)	4.87	4.77	—	(5.53)	—	(5.53)	19.67	23.29	1.25	1.18	(0.51)	68	230
12-31-2024	14.84	(0.12)	5.71	5.59	—	—	—	—	20.43	37.58	1.25	1.19	(0.66)	65	240
12-31-2023	9.62	(0.06)	5.28	5.22	—	—	—	—	14.84	54.37	1.25	1.20	(0.47)	61	208
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
Series NAV
06-30-2026[3]	26.55	(0.06)	10.99	10.93	—	—	—	—	37.48	41.17[4]	0.99[5]	0.92[5]	(0.43)[5]	303	221
12-31-2025	25.94	(0.07)	6.21	6.14	—	(5.53)	—	(5.53)	26.55	23.64	1.00	0.93	(0.25)	222	230
12-31-2024	18.80	(0.09)	7.23	7.14	—	—	—	—	25.94	37.98	1.00	0.94	(0.41)	198	240
12-31-2023	12.15	(0.04)	6.69	6.65	—	—	—	—	18.80	54.73	1.00	0.95	(0.22)	160	208
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Core Trust
Series I
06-30-2026[3]	12.30	0.01	3.47	3.48	—	—	—	—	15.78	28.29[4]	0.94[5]	0.92[5]	0.08[5]	126	36
12-31-2025	13.75	0.04	(0.05)	(0.01)	(0.15)	(1.29)	—	(1.44)	12.30	0.06	1.02	1.01	0.34	105	147[6]
12-31-2024	13.82	0.10	0.72	0.82	(0.10)	(0.79)	—	(0.89)	13.75	5.93	1.05	1.04	0.74	123	53
12-31-2023	13.49	0.10	1.53	1.63	(0.05)	(1.25)	—	(1.30)	13.82	14.01	1.05	1.04	0.77	133	47
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
Series II
06-30-2026[3]	12.14	(0.01)	3.43	3.42	—	—	—	—	15.56	28.09[4]	1.14[5]	1.12[5]	(0.12)[5]	18	36
12-31-2025	13.59	0.02	(0.05)	(0.03)	(0.13)	(1.29)	—	(1.42)	12.14	(0.12)	1.22	1.21	0.14	16	147[6]
12-31-2024	13.67	0.07	0.72	0.79	(0.08)	(0.79)	—	(0.87)	13.59	5.74	1.25	1.24	0.54	18	53
12-31-2023	13.35	0.08	1.52	1.60	(0.03)	(1.25)	—	(1.28)	13.67	13.85	1.25	1.24	0.57	20	47
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
Series NAV
06-30-2026[3]	12.21	0.01	3.45	3.46	—	—	—	—	15.67	28.34[4]	0.89[5]	0.87[5]	0.13[5]	214	36
12-31-2025	13.66	0.06	(0.06)	—[7]	(0.16)	(1.29)	—	(1.45)	12.21	0.11	0.97	0.96	0.46	173	147[6]
12-31-2024	13.73	0.11	0.72	0.83	(0.11)	(0.79)	—	(0.90)	13.66	6.01	1.00	0.99	0.79	301	53
12-31-2023	13.41	0.11	1.52	1.63	(0.06)	(1.25)	—	(1.31)	13.73	14.07	1.00	0.99	0.83	309	47
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Less than $0.005 per share.
Small Cap Index Trust
Series I
06-30-2026[3]	14.78	0.08	3.23	3.31	—	—	—	—	18.09	22.40[4]	0.58[5]	0.52[5]	1.00[5]	434	22
12-31-2025	14.11	0.13	1.60	1.73	(0.19)	(0.87)	—	(1.06)	14.78	12.25	0.59	0.53	0.93	361	12
12-31-2024	13.08	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.11	10.84	0.59	0.53	0.93	368	13
12-31-2023	11.57	0.15	1.69	1.84	(0.15)	(0.18)	—	(0.33)	13.08	16.49	0.59	0.53	1.21	367	11
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
Series II
06-30-2026[3]	14.63	0.06	3.19	3.25	—	—	—	—	17.88	22.21[4]	0.78[5]	0.72[5]	0.79[5]	27	22
12-31-2025	13.97	0.10	1.59	1.69	(0.16)	(0.87)	—	(1.03)	14.63	12.12	0.79	0.73	0.73	24	12
12-31-2024	12.96	0.10	1.27	1.37	(0.04)	(0.32)	—	(0.36)	13.97	10.60	0.79	0.73	0.72	26	13
12-31-2023	11.47	0.12	1.68	1.80	(0.13)	(0.18)	—	(0.31)	12.96	16.22	0.79	0.73	1.01	27	11
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
Series NAV
06-30-2026[3]	14.82	0.08	3.23	3.31	—	—	—	—	18.13	22.33[4]	0.53[5]	0.47[5]	1.05[5]	207	22
12-31-2025	14.13	0.14	1.61	1.75	(0.19)	(0.87)	—	(1.06)	14.82	12.42	0.54	0.48	0.98	168	12
12-31-2024	13.10	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.13	10.87	0.54	0.48	0.97	147	13
12-31-2023	11.59	0.15	1.70	1.85	(0.16)	(0.18)	—	(0.34)	13.10	16.52	0.54	0.48	1.26	146	11
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
Series I
06-30-2026[3]	27.68	0.18	4.99	5.17	—	—	—	—	32.85	18.68[4]	0.86[5]	0.86[5]	1.18[5]	92	16
12-31-2025	27.84	0.29	2.19	2.48	(0.29)	(2.35)	—	(2.64)	27.68	9.18	0.94	0.93	1.07	83	55
12-31-2024	27.34	0.29	2.04	2.33	(0.16)	(1.67)	—	(1.83)	27.84	8.58	1.15	0.88	1.03	84	24
12-31-2023	25.71	0.16	3.99	4.15	(0.11)	(2.41)	—	(2.52)	27.34	18.05	1.15	0.89	0.61	85	18
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
Series II
06-30-2026[3]	26.63	0.14	4.81	4.95	—	—	—	—	31.58	18.59[4]	1.06[5]	1.06[5]	0.98[5]	28	16
12-31-2025	26.89	0.23	2.10	2.33	(0.24)	(2.35)	—	(2.59)	26.63	8.94	1.14	1.13	0.86	26	55
12-31-2024	26.47	0.22	1.98	2.20	(0.11)	(1.67)	—	(1.78)	26.89	8.37	1.35	1.08	0.83	28	24
12-31-2023	24.97	0.10	3.87	3.97	(0.06)	(2.41)	—	(2.47)	26.47	17.83	1.35	1.09	0.40	29	18
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
Series NAV
06-30-2026[3]	27.35	0.18	4.94	5.12	—	—	—	—	32.47	18.72[4]	0.81[5]	0.81[5]	1.24[5]	83	16
12-31-2025	27.54	0.31	2.15	2.46	(0.30)	(2.35)	—	(2.65)	27.35	9.22	0.89	0.88	1.13	72	55
12-31-2024	27.06	0.30	2.02	2.32	(0.17)	(1.67)	—	(1.84)	27.54	8.64	1.10	0.83	1.07	58	24
12-31-2023	25.47	0.17	3.95	4.12	(0.12)	(2.41)	—	(2.53)	27.06	18.12	1.10	0.84	0.66	59	18
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Stock Trust
Series I
06-30-2026[3]	7.34	(0.02)	1.37	1.35	—	—	—	—	8.69	18.26[4]	1.13[5]	1.12[5]	(0.62)[5]	40	30
12-31-2025	6.52	(0.04)	0.87	0.83	(0.01)	—	—	(0.01)	7.34	12.66	1.14	1.13	(0.66)	35	71
12-31-2024	5.84	(0.03)	0.71	0.68	—	—	—	—	6.52	11.64	1.13	1.12	(0.49)	73	47
12-31-2023	5.03	(0.02)	0.83	0.81	—	—	—	—	5.84	16.10	1.14	1.13	(0.45)	75	41
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
Series II
06-30-2026[3]	6.21	(0.03)	1.16	1.13	—	—	—	—	7.34	18.20[4]	1.33[5]	1.32[5]	(0.82)[5]	18	30
12-31-2025	5.52	(0.05)	0.74	0.69	—	—	—	—	6.21	12.50	1.34	1.33	(0.86)	17	71
12-31-2024	4.96	(0.04)	0.60	0.56	—	—	—	—	5.52	11.29	1.33	1.32	(0.69)	19	47
12-31-2023	4.28	(0.03)	0.71	0.68	—	—	—	—	4.96	15.89	1.34	1.33	(0.65)	20	41
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
Series NAV
06-30-2026[3]	7.61	(0.02)	1.42	1.40	—	—	—	—	9.01	18.40[4]	1.08[5]	1.07[5]	(0.57)[5]	240	30
12-31-2025	6.76	(0.04)	0.90	0.86	(0.01)	—	—	(0.01)	7.61	12.70	1.09	1.08	(0.61)	213	71
12-31-2024	6.06	(0.03)	0.73	0.70	—	—	—	—	6.76	11.55	1.08	1.07	(0.44)	200	47
12-31-2023	5.21	(0.02)	0.87	0.85	—	—	—	—	6.06	16.31	1.09	1.08	(0.40)	184	41
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2026[3]	9.36	0.02	2.12	2.14	—	—	—	—	11.50	22.86[4]	1.20[5]	1.12[5]	0.38[5]	44	30
12-31-2025	9.66	0.04	0.63	0.67	(0.05)	(0.92)	—	(0.97)	9.36	7.12	1.22	1.14	0.42	39	40
12-31-2024	9.16	0.05	0.88	0.93	(0.05)	(0.38)	—	(0.43)	9.66	10.20	1.20	1.12	0.51	40	32
12-31-2023	8.79	0.05	1.00	1.05	(0.02)	(0.66)	—	(0.68)	9.16	13.49	1.21	1.14	0.57	43	28
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[6]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
Series II
06-30-2026[3]	8.67	0.01	1.95	1.96	—	—	—	—	10.63	22.61[4]	1.40[5]	1.32[5]	0.18[5]	31	30
12-31-2025	9.01	0.02	0.59	0.61	(0.03)	(0.92)	—	(0.95)	8.67	7.00	1.42	1.34	0.22	27	40
12-31-2024	8.58	0.03	0.82	0.85	(0.04)	(0.38)	—	(0.42)	9.01	9.88	1.40	1.32	0.31	29	32
12-31-2023	8.27	0.03	0.95	0.98	(0.01)	(0.66)	—	(0.67)	8.58	13.38	1.41	1.34	0.37	32	28
12-31-2022	11.98	—[6]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
Series NAV
06-30-2026[3]	9.28	0.02	2.10	2.12	—	—	—	—	11.40	22.84[4]	1.15[5]	1.07[5]	0.44[5]	75	30
12-31-2025	9.59	0.04	0.62	0.66	(0.05)	(0.92)	—	(0.97)	9.28	7.11	1.17	1.09	0.48	62	40
12-31-2024	9.09	0.05	0.89	0.94	(0.06)	(0.38)	—	(0.44)	9.59	10.32	1.15	1.07	0.56	58	32
12-31-2023	8.73	0.06	0.99	1.05	(0.03)	(0.66)	—	(0.69)	9.09	13.52	1.16	1.09	0.62	55	28
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[6]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
06-30-2026[3]	18.75	0.14	1.93	2.07	—	—	—	—	20.82	11.04[4]	0.68[5]	0.54[5]	1.45[5]	3,197	2
12-31-2025	17.74	0.26	3.36	3.62	(0.31)	(2.30)	—	(2.61)	18.75	20.70	0.68	0.54	1.36	6,943	5
12-31-2024	17.09	0.27	2.42	2.69	(0.28)	(1.76)	—	(2.04)	17.74	15.65	0.68	0.53	1.46	6,983	4
12-31-2023	15.20	0.27	2.88	3.15	(0.27)	(0.99)	—	(1.26)	17.09	21.86	0.68	0.54	1.65	7,219	4
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
Total Stock Market Index Trust
Series I
06-30-2026[3]	32.59	0.13	3.26	3.39	—	—	—	—	35.98	10.40[4]	0.56[5]	0.48[5]	0.80[5]	606	2
12-31-2025	28.71	0.25	4.51	4.76	(0.27)	(0.61)	—	(0.88)	32.59	16.63	0.57	0.49	0.84	570	7
12-31-2024	24.29	0.27	5.41	5.68	(0.14)	(1.12)	—	(1.26)	28.71	23.48	0.57	0.49	0.99	568	3
12-31-2023	20.82	0.27	4.82	5.09	(0.25)	(1.37)	—	(1.62)	24.29	25.53	0.58	0.50	1.18	507	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
Series II
06-30-2026[3]	32.34	0.10	3.22	3.32	—	—	—	—	35.66	10.27[4]	0.76[5]	0.68[5]	0.60[5]	51	2
12-31-2025	28.50	0.19	4.48	4.67	(0.22)	(0.61)	—	(0.83)	32.34	16.43	0.77	0.69	0.64	50	7
12-31-2024	24.13	0.21	5.38	5.59	(0.10)	(1.12)	—	(1.22)	28.50	23.23	0.77	0.69	0.79	49	3
12-31-2023	20.70	0.22	4.79	5.01	(0.21)	(1.37)	—	(1.58)	24.13	25.25	0.78	0.70	0.98	45	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
Series NAV
06-30-2026[3]	32.59	0.14	3.26	3.40	—	—	—	—	35.99	10.43[4]	0.51[5]	0.43[5]	0.85[5]	553	2
12-31-2025	28.71	0.27	4.51	4.78	(0.29)	(0.61)	—	(0.90)	32.59	16.68	0.52	0.44	0.89	515	7
12-31-2024	24.29	0.28	5.41	5.69	(0.15)	(1.12)	—	(1.27)	28.71	23.53	0.52	0.44	1.04	412	3
12-31-2023	20.82	0.28	4.83	5.11	(0.27)	(1.37)	—	(1.64)	24.29	25.58	0.53	0.45	1.23	253	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. Growth Trust
Series I
06-30-2026[3]	6.66	—[4]	0.41	0.41	—	—	—	—	7.07	6.16[5]	0.65[6]	0.64[6]	—[6,7]	240	61
12-31-2025	6.13	(0.01)	1.25	1.24	—	(0.71)	—	(0.71)	6.66	20.60	0.75	0.74	(0.11)	245	127[8]
12-31-2024	4.94	(0.02)	1.53	1.51	—	(0.32)	—	(0.32)	6.13	30.81	0.80	0.79	(0.31)	232	30
12-31-2023	3.28	(0.01)	1.73	1.72	—	(0.06)	—	(0.06)	4.94	52.85	0.82	0.81	(0.17)	204	34
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
Series II
06-30-2026[3]	4.80	—[4]	0.29	0.29	—	—	—	—	5.09	6.04[5]	0.85[6]	0.84[6]	(0.20)[6]	65	61
12-31-2025	4.59	(0.01)	0.93	0.92	—	(0.71)	—	(0.71)	4.80	20.55	0.95	0.94	(0.31)	69	127[8]
12-31-2024	3.77	(0.02)	1.16	1.14	—	(0.32)	—	(0.32)	4.59	30.54	1.00	0.99	(0.51)	66	30
12-31-2023	2.52	(0.01)	1.32	1.31	—	(0.06)	—	(0.06)	3.77	52.51	1.02	1.01	(0.37)	61	34
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
Series NAV
06-30-2026[3]	6.79	—[4]	0.42	0.42	—	—	—	—	7.21	6.19[5]	0.60[6]	0.59[6]	0.05[6]	442	61
12-31-2025	6.23	—[4]	1.27	1.27	—	(0.71)	—	(0.71)	6.79	20.76	0.70	0.69	(0.06)	431	127[8]
12-31-2024	5.02	(0.02)	1.55	1.53	—	(0.32)	—	(0.32)	6.23	30.71	0.75	0.74	(0.26)	389	30
12-31-2023	3.33	—[4]	1.75	1.75	—	(0.06)	—	(0.06)	5.02	52.95	0.77	0.76	(0.12)	317	34
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-26. Unaudited. 4 Less than $0.005 per share. 5 Not annualized. 6 Annualized. 7 Less than 0.005%. 8 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-four of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust and American Growth-Income Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and  Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports and financial statements are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust, International Equity Index Trust and International Small Company Trust. Series NAV of Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust and Series II of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
At a meeting held March 23-26, 2026, the Board of Trustees of the Trust voted to recommend that the shareholders of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio, each a series of the Trust, approve a reorganization of their portfolio, that is expected to be tax-free, into Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, respectively. Shareholders of record as of August 6, 2026 are entitled to vote on their respective reorganization. A shareholder meeting is scheduled to be held on or about October 7, 2026. If approved by shareholders, each reorganization is expected to occur as of the close of business on or about October 30, 2026.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Significant accounting policies, continued

The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$1,273,925,580	$1,273,925,580	—	—
Consumer discretionary	1,225,205,029	1,225,205,029	—	—
Consumer staples	601,105,213	601,105,213	—	—
Energy	391,995,941	391,995,941	—	—
Financials	1,547,257,912	1,547,257,455	—	$457
Health care	1,169,400,135	1,169,400,135	—	—
Industrials	1,175,277,599	1,175,277,599	—	—
Information technology	5,003,343,907	5,003,343,907	—	—
Materials	241,040,944	241,040,944	—	—
Real estate	240,468,504	240,468,504	—	—
Utilities	288,969,068	288,969,068	—	—
Short-term investments	157,113,873	157,113,873	—	—
Total investments in securities	$13,315,103,705	$13,315,103,248	—	$457
Derivatives:
Assets
Futures	$1,406,799	$1,406,799	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,240,958,766	$1,240,958,766	—	—
Total investments in securities	$1,240,958,766	$1,240,958,766	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$237,459,117	$237,459,117	—	—
Total investments in securities	$237,459,117	$237,459,117	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,100,864,101	$1,100,864,101	—	—
Total investments in securities	$1,100,864,101	$1,100,864,101	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,033,004,644	$1,033,004,644	—	—
Total investments in securities	$1,033,004,644	$1,033,004,644	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks	$2,563,485,701	$2,563,485,701	—	—
Corporate bonds	3,473,226	—	$3,473,226	—
Short-term investments	11,968,184	11,968,184	—	—
Total investments in securities	$2,578,927,111	$2,575,453,885	$3,473,226	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$311,391,298	$303,659,241	$7,731,245	$812
U.S. Government and Agency obligations	75,869,413	—	75,869,413	—
Corporate bonds	40,100,212	—	40,100,212	—
Term loans	41,313,876	—	41,313,876	—
Asset-backed securities	522,074	—	522,074	—
Short-term investments	29,084,731	26,240,731	2,844,000	—
Total investments in securities	$498,281,604	$329,899,972	$168,380,820	$812
Derivatives:
Liabilities
Written options	$(2,777,102)	—	$(2,777,102)	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Australia	$531,569	—	$531,569	—
Brazil	18,084,762	$18,084,762	—	—
China	70,241,755	19,534,433	50,700,906	$6,416
Colombia	2,898,162	2,898,162	—	—
Greece	2,524,485	—	2,524,485	—
Hong Kong	22,593,776	1,102,431	21,491,345	—
Hungary	1,958,434	—	1,958,434	—
India	12,965,901	3,153,068	9,669,796	143,037
Indonesia	197,803	—	194,938	2,865
Ireland	274,608	274,608	—	—
Japan	2,958,615	—	2,958,615	—
Luxembourg	20,956,561	17,749,389	3,207,172	—
Mexico	19,806,760	19,806,760	—	—
Netherlands	1,355,689	1,355,689	—	—
Peru	6,701,166	6,701,166	—	—
Philippines	2,994,030	—	2,993,034	996
Russia	—	—	—	—
Saudi Arabia	6,804,818	—	6,804,818	—
Singapore	7,447,906	—	7,447,906	—
South Africa	11,220,114	—	11,220,114	—
South Korea	21,899,766	1,494,482	20,346,040	59,244
Spain	3,935,047	3,935,047	—	—
Switzerland	3,599,139	3,599,139	—	—
Taiwan	45,569,118	4,711,103	40,858,015	—
Thailand	11,267,245	—	11,267,245	—
Turkey	—	—	—	—
United Kingdom	2,944,458	—	2,944,458	—
United States	1,794,447	1,794,447	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
Uruguay	$2,595,957	$2,595,957	—	—
Preferred securities
Brazil	59,230	59,230	—	—
Colombia	575,591	575,591	—	—
Philippines	2,650	—	$2,650	—
South Korea	2,775,884	—	2,775,884	—
Short-term investments	11,113,646	11,113,646	—	—
Total investments in securities	$320,649,092	$120,539,110	$199,897,424	$212,558
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$7,830,249	—	$7,830,249	—
Austria	4,620,617	—	4,620,617	—
Belgium	11,476,328	—	11,476,328	—
Bermuda	20,582,390	$6,070,052	14,512,338	—
Brazil	5,156,648	5,156,648	—	—
Canada	52,568,449	52,568,449	—	—
China	1,921,532	—	1,921,532	—
Denmark	33,125,684	—	33,125,684	—
Finland	4,448,774	—	4,448,774	—
France	67,160,896	—	67,160,896	—
Germany	21,284,430	—	21,284,430	—
Hong Kong	14,322,761	—	14,322,761	—
India	12,500,816	12,500,816	—	—
Ireland	21,064,417	7,528,765	13,535,652	—
Israel	4,142,805	4,142,805	—	—
Italy	23,047,150	—	23,047,150	—
Japan	144,825,913	—	144,825,913	—
Mexico	21,845,361	21,845,361	—	—
Netherlands	65,373,271	—	65,373,271	—
Portugal	18,499,848	—	18,499,848	—
South Korea	48,066,984	6,832,979	41,234,005	—
Spain	16,044,058	—	16,044,058	—
Switzerland	32,068,285	—	32,068,285	—
United Kingdom	119,250,259	12,834,942	106,415,317	—
Preferred securities	5,822,378	5,822,378	—	—
Short-term investments	16,374,139	16,374,139	—	—
Total investments in securities	$793,424,442	$151,677,334	$641,747,108	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$24,100,060	$24,100,060	—	—
Consumer discretionary	69,405,866	69,405,866	—	—
Consumer staples	62,357,912	62,357,912	—	—
Energy	77,503,828	74,154,089	$3,349,739	—
Financials	185,270,813	185,270,813	—	—
Health care	122,347,880	122,347,880	—	—
Industrials	125,912,340	113,069,308	12,843,032	—
Information technology	153,981,544	153,981,544	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust (continued)
Materials	$28,014,923	$28,014,923	—	—
Real estate	27,886,048	27,886,048	—	—
Utilities	51,099,089	51,099,089	—	—
Preferred securities	6,145,254	6,145,254	—	—
Short-term investments	13,335,911	13,335,911	—	—
Total investments in securities	$947,361,468	$931,168,697	$16,192,771	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$73,793,815	$56,392,644	$17,401,171	—
Capital markets	18,187,625	17,397,292	790,333	—
Consumer finance	2,714,622	2,714,622	—	—
Financial services	7,633,731	7,633,731	—	—
Insurance	19,299,752	14,782,876	4,516,876	—
Real estate
Industrial REITs	2,859,772	2,859,772	—	—
Specialized REITs	1,818,607	1,818,607	—	—
Short-term investments	1,723,105	1,723,105	—	—
Total investments in securities	$128,031,029	$105,322,649	$22,708,380	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks	$2,394,629,874	$2,394,629,874	—	—
Short-term investments	38,395,087	38,395,087	—	—
Total investments in securities	$2,433,024,961	$2,433,024,961	—	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$70,767,516	$70,767,516	—	—
Consumer discretionary	85,026,147	77,473,188	$7,552,959	—
Consumer staples	54,037,824	37,724,944	16,312,880	—
Energy	61,299,266	61,299,266	—	—
Financials	127,233,482	127,233,482	—	—
Health care	148,480,382	148,480,382	—	—
Industrials	102,699,896	94,841,936	7,857,960	—
Information technology	110,448,910	90,207,899	20,241,011	—
Materials	4,699,328	4,699,328	—	—
Real estate	20,779,328	20,779,328	—	—
Escrow certificates	—	—	—	—
Short-term investments	38,231,987	38,231,987	—	—
Total investments in securities	$823,704,066	$771,739,256	$51,964,810	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$6,156,311	—	$6,156,311	—
Denmark	4,873,283	—	4,873,283	—
France	14,388,957	—	14,388,957	—
Germany	7,644,328	—	7,644,328	—
Hong Kong	3,014,280	—	3,014,280	—
Ireland	22,841,284	$18,083,298	4,757,986	—
Japan	20,822,012	—	20,822,012	—
Netherlands	17,489,254	—	17,489,254	—
Switzerland	12,395,902	4,009,488	8,386,414	—
Taiwan	7,810,135	—	7,810,135	—
United Kingdom	25,462,072	—	25,462,072	—
United States	150,473,946	150,473,946	—	—
Preferred securities	3,128,440	—	3,128,440	—
Escrow certificates	—	—	—	—
Short-term investments	865,085	865,085	—	—
Total investments in securities	$297,365,289	$173,431,817	$123,933,472	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Health care	$248,719,932	$245,837,973	$2,878,006	$3,953
Convertible bonds	253,455	—	253,455	—
Warrants	42,333	42,333	—	—
Short-term investments	2,239,474	2,239,474	—	—
Total investments in securities	$251,255,194	$248,119,780	$3,131,461	$3,953

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$50,601,457	—	$50,601,457	—
Austria	2,803,710	—	2,803,710	—
Belgium	7,024,575	—	7,024,575	—
Brazil	12,608,085	$12,608,085	—	—
Canada	105,878,230	105,743,838	134,392	—
Chile	2,587,491	1,873,342	714,149	—
China	70,388,528	2,070,886	68,317,642	—
Colombia	305,567	305,567	—	—
Czech Republic	565,600	—	565,600	—
Denmark	13,587,811	—	13,587,811	—
Egypt	328,526	—	328,526	—
Finland	9,622,451	—	9,622,451	—
France	70,085,019	—	70,085,019	—
Germany	66,827,122	—	66,827,122	—
Greece	2,221,017	—	2,221,017	—
Hong Kong	25,796,790	206,228	25,590,562	—
Hungary	1,553,087	—	1,553,087	—
India	50,348,676	2,754,478	47,594,198	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Indonesia	$2,096,374	$4,808	$2,091,566	—
Ireland	6,698,760	2,482,832	4,215,928	—
Israel	8,944,181	761,888	8,182,293	—
Italy	25,258,536	—	25,258,536	—
Japan	188,357,268	—	188,357,268	—
Luxembourg	2,347,099	308,584	2,038,515	—
Macau	137,486	—	137,486	—
Malaysia	4,062,137	—	4,062,137	—
Mexico	7,793,246	7,505,949	287,297	—
Netherlands	57,784,440	2,260,214	55,524,226	—
New Zealand	1,644,552	—	1,644,552	—
Norway	4,605,897	—	4,605,897	—
Peru	1,117,066	1,117,066	—	—
Philippines	1,320,698	—	1,320,698	—
Poland	4,500,760	—	4,500,760	—
Portugal	1,453,004	—	1,453,004	—
Russia	—	—	—	—
Saudi Arabia	10,676,694	—	10,676,694	—
Singapore	14,051,906	1,661,851	12,390,055	—
South Africa	11,111,197	—	11,111,197	—
South Korea	105,560,241	83,436	105,476,805	—
Spain	29,892,870	—	29,892,870	—
Sweden	26,752,147	2,451,754	24,300,393	—
Switzerland	80,306,923	—	80,306,923	—
Taiwan	126,704,013	—	126,704,013	—
Thailand	4,426,730	—	4,426,730	—
Turkey	1,713,786	—	1,713,786	—
United Arab Emirates	—	—	—	—
United Kingdom	106,068,952	150,105	105,918,847	—
United States	6,409,651	3,054,529	3,355,122	—
Preferred securities
Brazil	4,468,923	4,468,802	121	—
Chile	36,379	36,379	—	—
Germany	1,826,476	—	1,826,476	—
South Korea	4,387,381	—	4,387,381	—
Rights	13,291	13,291	—	—
Warrants	10,170	—	10,170	—
Short-term investments	17,657,997	17,657,997	—	—
Total investments in securities	$1,363,330,973	$169,581,909	$1,193,749,064	—
Derivatives:
Assets
Futures	$44,530	$44,530	—	—
Liabilities
Futures	(185,981)	(185,981)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,574,024	$34,938	$6,502,955	$36,131
Austria	2,204,925	—	2,204,925	—
Belgium	1,988,723	1,308	1,987,415	—
Bermuda	376,529	45,125	331,404	—
Cambodia	23,939	—	23,939	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Canada	$14,314,346	$14,266,171	$48,174	$1
Denmark	2,355,541	—	2,355,541	—
Finland	2,876,042	—	2,876,042	—
France	6,619,513	—	6,619,513	—
Georgia	180,027	—	180,027	—
Germany	6,991,800	—	6,991,800	—
Greece	36,228	—	36,228	—
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,782,910	—	1,782,910	—
Ireland	1,059,392	—	1,059,392	—
Isle of Man	48,492	—	48,492	—
Israel	1,748,554	43,406	1,705,148	—
Italy	4,090,866	—	4,090,866	—
Japan	26,560,806	—	26,560,806	—
Jersey, Channel Islands	20,681	—	20,681	—
Liechtenstein	96,408	—	96,408	—
Luxembourg	716,489	—	716,489	—
Macau	30,796	—	30,796	—
Malaysia	35,949	—	35,949	—
Mauritius	12,491	—	12,491	—
Mongolia	9,564	—	9,564	—
Netherlands	3,221,344	617,008	2,604,336	—
New Zealand	419,995	—	419,995	—
Norway	881,696	—	881,696	—
Peru	129,432	—	129,432	—
Portugal	439,574	—	439,574	—
Singapore	1,644,656	—	1,644,656	—
South Africa	184,592	—	184,592	—
Spain	2,654,123	—	2,654,123	—
Sweden	3,057,132	—	3,057,132	—
Switzerland	8,830,904	166,827	8,664,077	—
Taiwan	25,819	—	25,819	—
United Kingdom	12,418,974	—	12,418,974	—
United States	859,683	561,202	298,481	—
Preferred securities
Canada	137	—	—	137
Germany	452,392	—	452,392	—
Warrants	944	—	944	—
Rights	670	509	13	148
Short-term investments	2,862,447	2,862,447	—	—
Total investments in securities	$118,839,549	$18,598,941	$100,204,191	$36,417
Derivatives:
Liabilities
Futures	$(8,483)	$(8,483)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$940,039,283	$940,039,283	—	—
U.S. Government and Agency obligations	56,641,527	—	$56,641,527	—
Short-term investments	46,733	46,733	—	—
Total investments in securities	$996,727,543	$940,086,016	$56,641,527	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$126,685,404	$126,685,404	—	—
U.S. Government and Agency obligations	14,274,416	—	$14,274,416	—
Short-term investments	94	94	—	—
Total investments in securities	$140,959,914	$126,685,498	$14,274,416	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,091,897,949	$5,091,897,949	—	—
U.S. Government and Agency obligations	187,408,019	—	$187,408,019	—
Short-term investments	7,949	7,949	—	—
Total investments in securities	$5,279,313,917	$5,091,905,898	$187,408,019	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$252,382,376	$252,382,376	—	—
U.S. Government and Agency obligations	16,700,188	—	$16,700,188	—
Short-term investments	67	67	—	—
Total investments in securities	$269,082,631	$252,382,443	$16,700,188	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$821,193,538	$821,193,538	—	—
Preferred securities	2,332,937	—	—	$2,332,937
Exchange-traded funds	39,993,879	39,993,879	—	—
Short-term investments	28,450,495	12,250,495	$16,200,000	—
Total investments in securities	$891,970,849	$873,437,912	$16,200,000	$2,332,937

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,256,778,535	$1,256,778,535	—	—
Short-term investments	62,866,212	62,866,212	—	—
Total investments in securities	$1,319,644,747	$1,319,644,747	—	—
Derivatives:
Assets
Futures	$1,012,811	$1,012,811	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$56,855,988	$56,855,988	—	—
Consumer staples	25,886,069	25,886,069	—	—
Energy	57,976,841	57,976,841	—	—
Financials	134,965,419	134,965,419	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust (continued)
Health care	$56,482,236	$56,482,236	—	—
Industrials	150,849,535	150,849,535	—	—
Information technology	105,071,313	105,071,313	—	—
Materials	32,365,242	27,299,359	$5,065,883	—
Real estate	61,551,372	61,551,372	—	—
Utilities	51,722,681	51,722,681	—	—
Convertible bonds	3,286,506	—	3,286,506	—
Corporate bonds	386,906	—	386,906	—
Short-term investments	42,914,672	42,914,672	—	—
Total investments in securities	$780,314,780	$771,575,485	$8,739,295	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$341,984,566	$341,984,566	—	—
Short-term investments	6,933,096	6,933,096	—	—
Total investments in securities	$348,917,662	$348,917,662	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$16,306,062	$16,306,062	—	—
Financials	5,214,560	5,214,560	—	—
Industrials	27,734,777	27,734,777	—	—
Information technology	1,458,126,015	1,307,389,825	$150,736,190	—
Short-term investments	75,612,797	75,612,797	—	—
Total investments in securities	$1,582,994,211	$1,432,258,021	$150,736,190	—

Small Cap Core Trust
Investments in securities:
Assets
Common stocks	$344,925,069	$344,925,069	—	—
Short-term investments	7,600,270	7,600,270	—	—
Total investments in securities	$352,525,339	$352,525,339	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,660,927	$15,660,927	—	—
Consumer discretionary	60,482,236	60,454,669	$27,567	—
Consumer staples	12,381,338	12,381,338	—	—
Energy	36,880,397	36,880,397	—	—
Financials	118,952,274	118,952,274	—	—
Health care	128,453,016	128,338,916	5,346	$108,754
Industrials	95,858,390	95,858,390	—	—
Information technology	92,287,362	92,030,886	256,476	—
Materials	27,175,763	27,162,645	—	13,118
Real estate	37,077,273	37,077,273	—	—
Utilities	17,179,249	17,179,249	—	—
Preferred securities	66,328	66,328	—	—
Rights	2,112	2,112	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Warrants	$3,531	$3,531	—	—
Short-term investments	34,211,039	34,211,039	—	—
Total investments in securities	$676,671,235	$676,259,974	$289,389	$121,872
Derivatives:
Assets
Futures	$797,731	$797,731	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,156,112	$4,156,112	—	—
Consumer discretionary	28,786,004	28,786,004	—	—
Consumer staples	13,743,417	13,735,355	—	$8,062
Energy	19,381,449	19,381,449	—	—
Financials	58,845,055	58,845,055	—	—
Health care	14,271,872	14,269,900	$1,091	881
Industrials	35,741,956	35,741,956	—	—
Information technology	12,898,550	12,898,550	—	—
Materials	12,407,535	12,396,827	—	10,708
Real estate	1,575,115	1,575,115	—	—
Utilities	921,382	921,382	—	—
Preferred securities	33,272	33,272	—	—
Short-term investments	3,528,219	3,528,219	—	—
Total investments in securities	$206,289,938	$206,269,196	$1,091	$19,651
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,494,843	$2,494,843	—	—
Consumer discretionary	19,493,669	19,493,669	—	—
Consumer staples	5,786,456	5,786,456	—	—
Energy	7,506,517	7,506,517	—	—
Financials	17,706,003	17,706,003	—	—
Health care	91,779,557	91,761,979	—	$17,578
Industrials	73,902,224	73,902,224	—	—
Information technology	58,602,258	58,335,948	$266,310	—
Materials	6,605,337	6,605,337	—	—
Real estate	10,592,802	10,592,802	—	—
Utilities	399,808	399,808	—	—
Exchange-traded funds	571,242	571,242	—	—
Short-term investments	8,478,020	6,178,020	2,300,000	—
Total investments in securities	$303,918,736	$301,334,848	$2,566,310	$17,578

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$145,782,607	$145,782,607	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Trust (continued)
Short-term investments	$5,774,648	$5,774,648	—	—
Total investments in securities	$151,557,255	$151,557,255	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$204,746,878	$168,916,060	$35,830,818	—
Consumer discretionary	273,181,613	190,803,753	82,377,860	—
Consumer staples	154,190,370	85,583,938	68,606,432	—
Energy	101,037,952	66,617,733	34,420,219	—
Financials	513,018,357	251,555,301	261,462,962	$94
Health care	301,080,293	194,767,484	106,183,207	129,602
Industrials	424,713,409	228,203,101	196,510,308	—
Information technology	805,247,484	680,661,431	124,586,053	—
Materials	111,570,070	48,903,298	62,656,524	10,248
Real estate	69,554,500	52,980,883	16,573,617	—
Utilities	86,957,240	46,576,230	40,381,010	—
Preferred securities
Communication services	15,183	15,183	—	—
Consumer discretionary	1,461,668	—	1,461,668	—
Consumer staples	615,609	—	615,609	—
Health care	320,590	—	320,590	—
Rights	19,502	19,502	—	—
Warrants	1,823	1,823	—	—
Short-term investments	129,487,909	129,487,909	—	—
Total investments in securities	$3,177,220,450	$2,145,093,629	$1,031,986,877	$139,944
Derivatives:
Assets
Futures	$950,496	$950,496	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$108,303,017	$108,303,017	—	—
Consumer discretionary	117,084,069	117,078,490	$5,550	$29
Consumer staples	56,916,420	56,916,420	—	—
Energy	36,946,187	36,946,187	—	—
Financials	144,506,983	144,501,715	5,234	34
Health care	113,210,114	113,171,970	532	37,612
Industrials	121,337,273	121,337,273	—	—
Information technology	406,858,478	406,858,478	—	—
Materials	27,108,564	27,108,369	—	195
Real estate	25,498,760	25,497,926	—	834
Utilities	24,307,817	24,307,817	—	—
Preferred securities
Communication services	7,179	7,179	—	—
Consumer discretionary	1,339	1,339	—	—
Financials	180	—	—	180
Rights	243	243	—	—
Warrants	2,737	2,737	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Short-term investments	$31,288,917	$31,288,917	—	—
Total investments in securities	$1,213,378,277	$1,213,328,077	$11,316	$38,884
Derivatives:
Assets
Futures	$363,699	$363,699	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Growth Trust
Investments in securities:
Assets
Common stocks	$746,121,606	$746,121,606	—	—
Short-term investments	1,251,341	1,251,341	—	—
Total investments in securities	$747,372,947	$747,372,947	—	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded

Significant accounting policies, continued

as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2026. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$6,119,315	$6,255,055	—
Blue Chip Growth Trust	1,528,946	—	$1,573,364
Capital Appreciation Value Trust	11,134,814	4,322,050	7,180,567
Disciplined Value Emerging Markets Equity Trust	5,660,667	5,820,160	—
Disciplined Value International Trust	12,865,704	12,967,638	546,187
Equity Income Trust	20,443,489	12,745,900	8,236,434
Financial Industries Trust	1,554,226	—	1,599,379
International Equity Index Trust	3,551,460	3,677,425	—
International Small Company Trust	3,880,288	2,861,670	1,215,521
Mid Cap Growth Trust	12,950,983	12,258,675	976,638
Mid Cap Index Trust	16,569,816	16,940,083	—
Mid Value Trust	42,388,565	15,789,878	27,672,143
Real Estate Securities Trust	2,980,070	3,058,125	—
Science & Technology Trust	10,623,877	10,932,565	—
Small Cap Index Trust	23,883,855	10,684,005	14,241,683
Small Cap Opportunities Trust	10,425,540	3,191,150	7,529,322
Small Cap Stock Trust	23,131,048	6,181,579	17,534,089
Small Company Value Trust	2,498,060	2,564,775	—
Strategic Equity Allocation Trust	7,934,092	8,235,345	—
Total Stock Market Index Trust	4,667,959	4,830,803	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a portfolio may incur losses.

Significant accounting policies, continued

Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect a portfolio's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. As of June 30, 2026, the portfolios and other affiliated funds had entered into a syndicated line of credit agreement with Citibank N.A. as the administrative agent that enabled them to participate in a $1 billion unsecured committed line of credit which expired on July 13, 2026. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio could borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust could borrow up to $50 million, subject to asset coverage and other limitations as specified in the agreement.
Effective July 13, 2026, the portfolios and other affiliated funds have entered into a similar syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended June 30, 2026 were as follows:
Portfolio	Commitment fee
500 Index Trust	$30,091
American Asset Allocation Trust	3,018
American Global Growth Trust	506
American Growth Trust	2,707
American Growth-Income Trust	2,503
Blue Chip Growth Trust	5,419
Capital Appreciation Value Trust	1,231
Disciplined Value Emerging Markets Equity Trust	668
Disciplined Value International Trust	807
Equity Income Trust	2,089
Financial Industries Trust	333
Fundamental All Cap Core Trust	6,474
Fundamental Large Cap Value Trust	2,065
Global Equity Trust	744
Health Sciences Trust	594
International Equity Index Trust	42,615
International Small Company Trust	269
Portfolio	Commitment fee
Lifestyle Balanced Portfolio	$2,494
Lifestyle Conservative Portfolio	375
Lifestyle Growth Portfolio	12,947
Lifestyle Moderate Portfolio	677
Mid Cap Growth Trust	1,565
Mid Cap Index Trust	2,920
Mid Value Trust	1,468
Real Estate Securities Trust	731
Science & Technology Trust	3,057
Small Cap Core Trust	717
Small Cap Index Trust	1,375
Small Cap Opportunities Trust	437
Small Cap Stock Trust	633
Small Company Value Trust	316
Strategic Equity Allocation Trust	17,440
Total Stock Market Index Trust	2,815
U.S. Growth Trust	1,858

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value Emerging Markets Equity Trust	$—	$16,912,005
Small Cap Core Trust	10,562,611	—

Significant accounting policies, continued

	No Expiration Date
Portfolio	Short Term	Long Term
Small Cap Stock Trust	$25,843,210	$—
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,864,589,265	$9,615,505,708	$(163,584,469)	$9,451,921,239
American Asset Allocation Trust	1,108,143,984	132,814,782	—	132,814,782
American Global Growth Trust	195,382,845	42,076,272	—	42,076,272
American Growth Trust	789,039,156	311,824,945	—	311,824,945
American Growth-Income Trust	804,683,017	228,321,627	—	228,321,627
Blue Chip Growth Trust	1,748,588,859	867,888,819	(37,550,567)	830,338,252
Capital Appreciation Value Trust	474,188,669	33,662,003	(12,346,170)	21,315,833
Disciplined Value Emerging Markets Equity Trust	275,063,413	63,501,006	(17,915,327)	45,585,679
Disciplined Value International Trust	762,741,525	66,690,676	(36,007,759)	30,682,917
Equity Income Trust	756,706,740	218,918,008	(28,263,280)	190,654,728
Financial Industries Trust	105,745,152	24,946,968	(2,661,091)	22,285,877
Fundamental All Cap Core Trust	2,005,120,621	651,537,237	(223,632,897)	427,904,340
Fundamental Large Cap Value Trust	607,523,952	269,593,478	(53,413,364)	216,180,114
Global Equity Trust	261,240,200	45,988,856	(9,863,767)	36,125,089
Health Sciences Trust	217,374,417	40,878,384	(6,997,607)	33,880,777
International Equity Index Trust	732,031,432	682,682,610	(51,524,520)	631,158,090
International Small Company Trust	111,286,173	30,899,356	(23,354,463)	7,544,893
Lifestyle Balanced Portfolio	963,672,770	38,298,065	(5,243,292)	33,054,773
Lifestyle Conservative Portfolio	146,984,169	2,973,904	(8,998,159)	(6,024,255)
Lifestyle Growth Portfolio	4,887,763,012	407,511,736	(15,960,831)	391,550,905
Lifestyle Moderate Portfolio	266,173,910	4,605,664	(1,696,943)	2,908,721
Mid Cap Growth Trust	706,920,685	217,703,529	(32,653,365)	185,050,164
Mid Cap Index Trust	930,974,180	465,331,601	(75,648,223)	389,683,378
Mid Value Trust	671,335,333	135,090,952	(26,111,505)	108,979,447
Real Estate Securities Trust	285,398,498	64,835,073	(1,315,909)	63,519,164
Science & Technology Trust	1,217,945,600	376,026,900	(10,978,289)	365,048,611
Small Cap Core Trust	276,548,173	88,517,056	(12,539,890)	75,977,166
Small Cap Index Trust	499,732,514	233,578,455	(55,842,003)	177,736,452
Small Cap Opportunities Trust	164,297,727	55,906,861	(13,914,650)	41,992,211
Small Cap Stock Trust	216,146,059	101,953,983	(14,181,306)	87,772,677
Small Company Value Trust	114,422,219	40,727,348	(3,592,312)	37,135,036
Strategic Equity Allocation Trust	1,613,481,455	1,644,440,072	(79,750,581)	1,564,689,491
Total Stock Market Index Trust	447,188,542	797,355,735	(30,802,301)	766,553,434
U.S. Growth Trust	583,011,687	183,066,370	(18,705,110)	164,361,260
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, corporate actions and partnerships.

3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $126.1 million to $240.2 million
Equity Income Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets. As of June 30, 2026, there were no open futures contracts.	Up to $14.1 million, as measured during the period
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $21.9 million to $26.2 million
International Small Company Trust	To equitize cash balances.	From $700,000 to $1.4 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $32.9 million to $46.2 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $19.2 million to $25.1 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $140 million to $459.5 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $19.4 million to $29.2 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

Derivative instruments, continued

Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums	From $1.1 million to $2.8 million
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Disciplined Value Emerging Markets Equity Trust	To gain exposure to a security or market without investing directly in such security or market. As of June 30, 2026, there were no open swap contracts.	Up to $300,000
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2026 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$1,406,799	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(2,777,102)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$44,530	$(185,981)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(8,483)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$1,012,811	—
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$797,731	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$950,496	—
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$363,699	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.

Derivative instruments, continued

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$12,934,958	—	—	$12,934,958
Capital Appreciation Value Trust	Equity	—	$987,778	—	$987,778
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$(66,482)	$(66,482)
Equity Income Trust	Equity	$100,328	—	—	$100,328
International Equity Index Trust	Equity	$2,482,761	—	—	$2,482,761
International Small Company Trust	Equity	$(2,585)	—	—	$(2,585)
Mid Cap Index Trust	Equity	$2,657,749	—	—	$2,657,749
Small Cap Index Trust	Equity	$2,839,429	—	—	$2,839,429
Strategic Equity Allocation Trust	Equity	$14,107,323	—	—	$14,107,323
Total Stock Market Index Trust	Equity	$3,305,967	—	—	$3,305,967
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$2,314,956	—	—	$2,314,956
Capital Appreciation Value Trust	Equity	—	$(346,998)	—	$(346,998)
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$13,515	$13,515
International Equity Index Trust	Equity	$(196,292)	—	—	$(196,292)
International Small Company Trust	Equity	$(14,621)	—	—	$(14,621)
Mid Cap Index Trust	Equity	$1,869,136	—	—	$1,869,136
Small Cap Index Trust	Equity	$1,621,906	—	—	$1,621,906
Strategic Equity Allocation Trust	Equity	$1,562,843	—	—	$1,562,843
Total Stock Market Index Trust	Equity	$650,850	—	—	$650,850
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio within the John Hancock group of funds complex unless otherwise noted below. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets are between $2 billion and $7.5 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets. If aggregate net assets exceed $7.5 billion, then the management fee to be paid is 0.710% of all levels of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series I (Asia).
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of all levels of aggregate net assets.

Fees and transactions with affiliates, continued

•  Disciplined Value Emerging Markets Equity Trust — a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
•  Disciplined Value International Trust — a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, JHF Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund, Manulife Balanced Fund, Manulife MIM Diversified Fund, Manulife Diversified Tri-Plan Fund, Manulife Aggressive Asset Allocation Fund, Manulife Balanced Asset Allocation Fund, Manulife Growth Asset Allocation Fund, Manulife Moderate Asset Allocation Fund and Manulife Retirement Date 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds. Effective May 15, 2026, aggregate net assets also includes the net assets of John Hancock Collective Investment Trust Disciplined Value International Trust.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund, Manulife US Large Cap Value Equity Fund (Canada) and Manulife North American Equity Fund Series II (Asia).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — If aggregate net assets are less than $750 million, then the following fee schedule shall apply: a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets. If aggregate net assets equal or exceed $750 million but are less than $1.5 billion, then the following fee schedule shall apply: a) 0.95% of the first $1 billion of aggregate net assets; and b) 0.90% of the next $500 million of aggregate net assets. If aggregate net assets equal or exceed $1.5 billion but are less than $2 billion, then the management fee to be paid is 0.77% of all levels of aggregate net assets. If aggregate net assets equal or exceed $2 billion, then the management fee to be paid is 0.75% of all levels of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series I. When aggregate net assets are between $1 billion and $1.5 billion or between $1.875 billion and $2 billion, the management fee retained by the advisor after payment of the subadvisory fees for the portfolio will not exceed 0.45% as a percentage of the average daily net assets (on an annualized basis) of the portfolio.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets; and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets. If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.

Fees and transactions with affiliates, continued

•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of aggregate net assets between $50 million and $100 million; c) 1.000% of aggregate net assets between $100 million and $200 million; d) 0.975% of aggregate net assets between $200 million and $500 million; e) 0.950% of aggregate net assets between $500 million and $1 billion; and f) 0.925% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
•  Small Cap Core Trust — a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio and JHF Small Cap Core Fund.
•  Small Cap Opportunities Trust — 0.720% of average net assets.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of average net assets; and b) 1.000% of the excess over $50 million of average net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
•  U.S. Growth Trust — a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF III U.S. Growth Fund and Manulife Wellington U.S. Quality Growth Fund, a series trust of The Manufacturers Life Insurance Company.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value Emerging Markets Equity Trust Disciplined Value International Trust	Boston Partners Global Investors, Inc.
International Small Company Trust Small Cap Opportunities Trust	Dimensional Fund Advisors LP
500 Index Trust
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Mid Cap Index Trust
Small Cap Core Trust
Small Cap Index Trust
Strategic Equity Allocation Trust
Total Stock Market Index Trust	Manulife Investment Management (US) LLC[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc., (Sub-Subadvisor is T. Rowe Price Investment Management, Inc.)
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust U.S. Growth Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.

Fees and transactions with affiliates, continued

Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value Emerging Markets Equity Trust	0.25%
Disciplined Value International Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Health Sciences Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.075%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Core Trust	0.20%
Small Cap Index Trust	0.075%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.075%
U.S. Growth Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex (the participating portfolios), excluding the Lifestyle Portfolios. This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2026, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense reimbursement will remain in effect until April 30, 2028, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate management fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The expense limitation agreement will remain in effect until April 30, 2028 unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
Prior to May 1, 2026, the Advisor had voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate management fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) did not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares exceed 1.83% of average daily net assets attributable to each class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2027 unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. This agreement expired on April 30, 2026.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio's average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2026, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$10,634,999	$117,783	—	$4,945,938	$15,698,720
American Asset Allocation Trust	19,888	31,940	$4,848	—	56,676
American Global Growth Trust	3,339	5,570	1,304	—	10,213
American Growth Trust	19,159	26,253	4,133	—	49,545
American Growth-Income Trust	19,123	19,497	8,135	—	46,755
Blue Chip Growth Trust	68,916	20,871	—	372,537	462,324
Capital Appreciation Value Trust	2,958	57,865	—	69,287	130,110
Disciplined Value Emerging Markets Equity Trust	330	1,159	—	12,329	13,818
Disciplined Value International Trust	4,573	5,741	—	14,170	24,484
Equity Income Trust	40,677	18,509	—	108,545	167,731
Financial Industries Trust	3,879	847	—	1,595	6,321
Fundamental All Cap Core Trust	6,268	1,942	—	111,692	119,902
Fundamental Large Cap Value Trust	32,854	10,367	—	16,055	59,276
Global Equity Trust	10,148	953	—	2,952	14,053
Health Sciences Trust	12,300	11,056	—	43,505	66,861
International Equity Index Trust	591,062	25,693	—	1,111,777	1,728,532
International Small Company Trust	1,015	836	—	3,619	5,470
Lifestyle Balanced Portfolio	32,685	658,268	—	214,442	905,395
Lifestyle Conservative Portfolio	7,580	77,663	—	4,749	89,992
Lifestyle Growth Portfolio	77,060	1,683,134	—	303,375	2,063,569
Lifestyle Moderate Portfolio	7,751	133,582	—	35,175	176,508
Mid Cap Growth Trust	6,169	2,627	—	24,298	33,094
Mid Cap Index Trust	458,297	27,625	—	188,482	674,404
Mid Value Trust	65,379	14,441	—	113,389	193,209
Real Estate Securities Trust	2,123	965	—	11,788	14,876
Science & Technology Trust	319,445	24,356	—	81,598	425,399
Small Cap Core Trust	5,833	869	—	9,908	16,610
Small Cap Index Trust	117,379	7,484	—	55,464	180,327
Small Cap Opportunities Trust	4,073	1,266	—	3,574	8,913
Small Cap Stock Trust	1,653	761	—	10,051	12,465
Small Company Value Trust	16,225	11,343	—	27,033	54,601
Strategic Equity Allocation Trust	—	—	—	3,688,416	3,688,416
Total Stock Market Index Trust	230,227	19,876	—	208,499	458,602
U.S. Growth Trust	10,814	2,963	—	19,485	33,262
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2026, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
Portfolio	Net Annual Effective Rate
Blue Chip Growth Trust	0.67%
Capital Appreciation Value Trust	0.78%
Disciplined Value Emerging Markets Equity Trust	0.75%
Disciplined Value International Trust	0.66%
Equity Income Trust	0.65%

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Financial Industries Trust	0.78%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.80%
International Equity Index Trust	0.25%
International Small Company Trust	0.79%
Lifestyle Balanced Portfolio	0.01%
Lifestyle Conservative Portfolio	0.10%
Lifestyle Growth Portfolio	0.09%
Lifestyle Moderate Portfolio	0.07%
Mid Cap Growth Trust	0.82%

Portfolio	Net Annual Effective Rate
Mid Cap Index Trust	0.36%
Mid Value Trust	0.80%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.87%
Small Cap Core Trust	0.80%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.71%
Small Cap Stock Trust	1.00%
Small Company Value Trust	0.97%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.39%
U.S. Growth Trust	0.53%
*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2026, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2026 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$2,105,764	$116,687	$—	$2,222,451
American Asset Allocation Trust	1,276,390	2,563,670	129,688	3,969,748
American Global Growth Trust	214,030	446,727	34,881	695,638
American Growth Trust	1,229,117	2,106,267	110,512	3,445,896
American Growth-Income Trust	1,226,950	1,564,419	217,563	3,008,932
Blue Chip Growth Trust	86,244	130,663	—	216,907
Capital Appreciation Value Trust	2,751	268,332	—	271,083
Disciplined Value Emerging Markets Equity Trust	1,762	31,044	—	32,806
Disciplined Value International Trust	24,422	152,001	—	176,423
Equity Income Trust	54,107	123,183	—	177,290
Financial Industries Trust	19,749	21,559	—	41,308
Fundamental All Cap Core Trust	31,965	49,529	—	81,494
Fundamental Large Cap Value Trust	115,095	181,605	—	296,700
Global Equity Trust	54,312	25,500	—	79,812
Health Sciences Trust	10,721	48,166	—	58,887
International Equity Index Trust	109,823	23,909	—	133,732
International Small Company Trust	5,436	22,345	—	27,781
Lifestyle Balanced Portfolio	8,838	897,372	—	906,210
Lifestyle Conservative Portfolio	3,054	156,644	—	159,698
Lifestyle Growth Portfolio	48,541	5,267,107	—	5,315,648
Lifestyle Moderate Portfolio	2,934	253,280	—	256,214

Fees and transactions with affiliates, continued

	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
Mid Cap Growth Trust	$33,044	$70,381	$—	$103,425
Mid Cap Index Trust	207,496	62,543	—	270,039
Mid Value Trust	56,550	62,484	—	119,034
Real Estate Securities Trust	11,365	25,845	—	37,210
Science & Technology Trust	236,090	89,997	—	326,087
Small Cap Core Trust	27,354	20,372	—	47,726
Small Cap Index Trust	96,554	30,793	—	127,347
Small Cap Opportunities Trust	21,784	33,874	—	55,658
Small Cap Stock Trust	8,837	20,352	—	29,189
Small Company Value Trust	10,140	35,430	—	45,570
Total Stock Market Index Trust	143,427	61,920	—	205,347
U.S. Growth Trust	57,838	79,263	—	137,101
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09% and 0.07% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust and American Growth-Income Trust respectively.
For the six months ended June 30, 2026, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$205,094
American Global Growth Trust	47,651
American Growth Trust	252,752
American Growth-Income Trust	146,012
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Interfund lending receivable/payable in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Lender	$2,800,000	1	4.130%	$321
Capital Appreciation Value Trust	Lender	11,700,000	1	4.130%	1,342
Disciplined Value Emerging Markets Equity Trust	Borrower	2,700,000	1	4.155%	(312)
Disciplined Value Emerging Markets Equity Trust	Lender	2,800,000	1	4.135%	322
Disciplined Value International Trust	Lender	5,000,000	1	4.140%	575
Health Sciences Trust	Lender	1,500,000	1	4.130%	172
International Small Company Trust	Lender	2,900,000	4	4.120%	1,328
Mid Cap Growth Trust	Lender	3,500,000	1	4.130%	402
Real Estate Securities Trust	Lender	2,300,000	1	4.135%	264
Science and Technology Fund	Lender	2,700,000	1	4.155%	312
Small Cap Stock Trust	Lender	1,500,000	1	4.135%	172
Small Company Value Trust	Lender	2,000,000	1	4.130%	229
U.S. Growth Trust	Lender	1,900,000	1	4.155%	219
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2026 and for the year ended December 31, 2025 were as follows:
500 Index Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,553,013	$111,459,672	4,945,978	$307,900,594
Distributions reinvested	—	—	3,075,749	210,411,957
Repurchased	(3,532,292)	(255,111,829)	(9,515,974)	(617,317,936)
Net decrease	(1,979,279)	$(143,652,157)	(1,494,247)	$(99,005,385)

Portfolio share transactions, continued

500 Index Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series II shares
Sold	12,332	$889,897	92,209	$6,005,565
Distributions reinvested	—	—	33,415	2,285,556
Repurchased	(161,900)	(11,471,868)	(257,688)	(16,539,796)
Net decrease	(149,568)	$(10,581,971)	(132,064)	$(8,248,675)
Series NAV shares
Sold	1,309,046	$92,141,217	3,257,519	$209,060,304
Distributions reinvested	—	—	1,422,177	97,305,316
Repurchased	(1,442,061)	(104,161,024)	(3,604,513)	(231,047,742)
Net increase (decrease)	(133,015)	$(12,019,807)	1,075,183	$75,317,878
Total net decrease	(2,261,862)	$(166,253,935)	(551,128)	$(31,936,182)
American Asset Allocation Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	289,803	$3,070,169	831,645	$8,842,854
Distributions reinvested	—	—	3,700,879	38,431,566
Repurchased	(1,473,012)	(15,749,339)	(2,500,685)	(25,793,887)
Net increase (decrease)	(1,183,209)	$(12,679,170)	2,031,839	$21,480,533
Series II shares
Sold	—	—	4,725	$47,129
Distributions reinvested	—	—	6,091,661	63,270,259
Repurchased	(5,059,721)	(54,003,473)	(10,415,989)	(107,732,517)
Net decrease	(5,059,721)	$(54,003,473)	(4,319,603)	$(44,415,129)
Series III shares
Sold	22,422	$240,151	13,580	$147,333
Distributions reinvested	—	—	996,676	10,363,049
Repurchased	(755,491)	(8,095,151)	(1,352,606)	(14,078,202)
Net decrease	(733,069)	$(7,855,000)	(342,350)	$(3,567,820)
Total net decrease	(6,975,999)	$(74,537,643)	(2,630,114)	$(26,502,416)
American Global Growth Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	288,138	$4,868,013	334,216	$5,044,432
Distributions reinvested	—	—	353,962	5,629,181
Repurchased	(157,963)	(2,699,201)	(642,065)	(9,637,859)
Net increase	130,175	$2,168,812	46,113	$1,035,754
Series II shares
Sold	151,097	$2,584,612	146,568	$2,106,194
Distributions reinvested	—	—	642,163	10,122,611
Repurchased	(788,343)	(13,861,022)	(1,294,290)	(19,997,059)
Net decrease	(637,246)	$(11,276,410)	(505,559)	$(7,768,254)
Series III shares
Sold	14,740	$229,608	27,787	$392,349
Distributions reinvested	—	—	157,448	2,520,903
Repurchased	(270,572)	(5,002,942)	(336,535)	(5,271,702)
Net decrease	(255,832)	$(4,773,334)	(151,300)	$(2,358,450)
Total net decrease	(762,903)	$(13,880,932)	(610,746)	$(9,090,950)
American Growth Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	284,716	$5,770,652	1,951,121	$38,258,084
Distributions reinvested	—	—	1,658,143	34,155,363
Repurchased	(733,181)	(14,848,981)	(2,162,265)	(43,094,136)
Net increase (decrease)	(448,465)	$(9,078,329)	1,446,999	$29,319,311
Series II shares
Sold	558,353	$10,174,399	763,287	$13,140,725
Distributions reinvested	—	—	2,461,785	49,529,542
Repurchased	(3,043,679)	(61,438,387)	(5,577,664)	(108,101,964)
Net decrease	(2,485,326)	$(51,263,988)	(2,352,592)	$(45,431,697)

Portfolio share transactions, continued

American Growth Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series III shares
Sold	164,762	$3,066,225	191,492	$3,324,461
Distributions reinvested	—	—	384,120	7,910,445
Repurchased	(502,946)	(10,448,584)	(992,667)	(19,795,895)
Net decrease	(338,184)	$(7,382,359)	(417,055)	$(8,560,989)
Total net decrease	(3,271,975)	$(67,724,676)	(1,322,648)	$(24,673,375)
American Growth-Income Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	124,880	$2,464,856	437,834	$8,517,623
Distributions reinvested	—	—	2,319,288	43,989,848
Repurchased	(730,901)	(14,328,709)	(1,802,525)	(33,818,700)
Net increase (decrease)	(606,021)	$(11,863,853)	954,597	$18,688,771
Series II shares
Sold	82,145	$1,497,414	145,703	$2,535,908
Distributions reinvested	—	—	2,487,533	46,758,053
Repurchased	(2,163,553)	(42,730,106)	(3,429,301)	(64,883,948)
Net decrease	(2,081,408)	$(41,232,692)	(796,065)	$(15,589,987)
Series III shares
Sold	139,084	$2,517,294	163,959	$2,865,432
Distributions reinvested	—	—	1,073,678	20,347,813
Repurchased	(1,087,309)	(21,664,113)	(1,779,499)	(33,908,885)
Net decrease	(948,225)	$(19,146,819)	(541,862)	$(10,695,640)
Total net decrease	(3,635,654)	$(72,243,364)	(383,330)	$(7,596,856)
Blue Chip Growth Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,184	$2,870,119	65,408	$2,254,962
Distributions reinvested	—	—	1,505,722	51,179,495
Repurchased	(774,796)	(26,077,037)	(1,509,865)	(52,374,732)
Net increase (decrease)	(687,612)	$(23,206,918)	61,265	$1,059,725
Series II shares
Sold	52,603	$1,519,496	103,690	$3,181,619
Distributions reinvested	—	—	574,842	17,567,177
Repurchased	(437,601)	(13,239,432)	(678,329)	(21,469,792)
Net increase (decrease)	(384,998)	$(11,719,936)	203	$(720,996)
Series NAV shares
Sold	13,545,904	$425,672,996	320,866	$10,734,350
Distributions reinvested	—	—	6,838,098	233,931,340
Repurchased	(2,192,051)	(75,775,402)	(5,204,935)	(184,200,331)
Net increase	11,353,853	$349,897,594	1,954,029	$60,465,359
Total net increase	10,281,243	$314,970,740	2,015,497	$60,804,088
Capital Appreciation Value Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,051	$666,351	234,661	$2,931,601
Distributions reinvested	—	—	97,276	1,170,231
Repurchased	(247,634)	(3,060,303)	(77,255)	(947,357)
Net increase (decrease)	(192,583)	$(2,393,952)	254,682	$3,154,475
Series II shares
Sold	31,022	$372,754	84,157	$1,051,831
Distributions reinvested	—	—	2,247,353	26,765,969
Repurchased	(1,527,321)	(18,320,578)	(3,097,357)	(38,370,517)
Net decrease	(1,496,299)	$(17,947,824)	(765,847)	$(10,552,717)

Portfolio share transactions, continued

Capital Appreciation Value Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	425,458	$5,172,181	1,276,647	$15,891,486
Distributions reinvested	—	—	2,530,613	30,291,441
Repurchased	(343,111)	(4,135,885)	(1,480,039)	(18,521,097)
Net increase	82,347	$1,036,296	2,327,221	$27,661,830
Total net increase (decrease)	(1,606,535)	$(19,305,480)	1,816,056	$20,263,588
Disciplined Value Emerging Markets Equity Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	128,567	$1,869,975	55,051	$574,857
Distributions reinvested	—	—	6,105	73,071
Repurchased	(38,675)	(532,775)	(138,412)	(1,467,489)
Net increase (decrease)	89,892	$1,337,200	(77,256)	$(819,561)
Series II shares
Sold	149,816	$2,069,895	193,351	$2,077,887
Distributions reinvested	—	—	19,149	229,217
Repurchased	(319,962)	(4,421,362)	(532,885)	(5,819,019)
Net decrease	(170,146)	$(2,351,467)	(320,385)	$(3,511,915)
Series NAV shares
Sold	569,333	$7,786,232	935,694	$9,785,602
Distributions reinvested	—	—	232,893	2,783,076
Repurchased	(1,055,840)	(14,467,727)	(1,922,819)	(20,755,594)
Net decrease	(486,507)	$(6,681,495)	(754,232)	$(8,186,916)
Total net decrease	(566,761)	$(7,695,762)	(1,151,873)	$(12,518,392)
Disciplined Value International Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	114,560	$2,259,184	194,232	$3,251,963
Issued in reorganization (Note 13)	1,709,120	33,328,005	—	—
Distributions reinvested	—	—	419,672	7,243,536
Repurchased	(549,459)	(10,609,470)	(866,346)	(14,662,817)
Net increase (decrease)	1,274,221	$24,977,719	(252,442)	$(4,167,318)
Series II shares
Sold	78,668	$1,494,769	184,182	$3,077,478
Issued in reorganization (Note 13)	9,915,934	192,837,153	—	—
Distributions reinvested	—	—	242,414	4,176,788
Repurchased	(855,961)	(16,662,597)	(509,318)	(8,556,063)
Net increase (decrease)	9,138,641	$177,669,325	(82,722)	$(1,301,797)
Series NAV shares
Sold	1,722,529	$33,074,430	1,615,455	$27,991,818
Issued in reorganization (Note 13)	9,178,760	177,068,382	—	—
Distributions reinvested	—	—	1,015,561	17,335,633
Repurchased	(1,107,164)	(21,628,435)	(2,129,043)	(32,661,133)
Net increase	9,794,125	$188,514,377	501,973	$12,666,318
Total net increase	20,206,987	$391,161,421	166,809	$7,197,203
Equity Income Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	59,581	$868,156	44,376	$636,650
Distributions reinvested	—	—	3,043,227	38,740,277
Repurchased	(1,084,838)	(15,217,767)	(1,886,087)	(27,227,354)
Net increase (decrease)	(1,025,257)	$(14,349,611)	1,201,516	$12,149,573
Series II shares
Sold	12,577	$169,492	45,144	$652,223
Distributions reinvested	—	—	1,429,477	17,982,821
Repurchased	(679,782)	(9,459,067)	(1,166,092)	(16,470,027)
Net increase (decrease)	(667,205)	$(9,289,575)	308,529	$2,165,017

Portfolio share transactions, continued

Equity Income Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	671,122	$9,072,527	1,861,055	$26,118,354
Distributions reinvested	—	—	7,983,293	100,509,662
Repurchased	(2,355,695)	(33,029,046)	(42,614,804)	(625,009,602)
Net decrease	(1,684,573)	$(23,956,519)	(32,770,456)	$(498,381,586)
Total net decrease	(3,377,035)	$(47,595,705)	(31,260,411)	$(484,066,996)
Financial Industries Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	225,189	$3,336,812	749,789	$11,112,229
Distributions reinvested	—	—	366,263	5,025,133
Repurchased	(1,105,715)	(16,042,636)	(1,924,254)	(27,691,564)
Net decrease	(880,526)	$(12,705,824)	(808,202)	$(11,554,202)
Series II shares
Sold	43,474	$621,059	312,751	$4,511,880
Distributions reinvested	—	—	77,297	1,045,059
Repurchased	(174,919)	(2,535,585)	(265,848)	(3,766,803)
Net increase (decrease)	(131,445)	$(1,914,526)	124,200	$1,790,136
Series NAV shares
Sold	104,419	$1,548,660	127,173	$1,854,228
Distributions reinvested	—	—	137,455	1,876,261
Repurchased	(123,769)	(1,785,990)	(222,258)	(3,226,897)
Net increase (decrease)	(19,350)	$(237,330)	42,370	$503,592
Total net decrease	(1,031,321)	$(14,857,680)	(641,632)	$(9,260,474)
Fundamental All Cap Core Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	67,770	$2,014,136	1,683,986	$55,115,955
Distributions reinvested	—	—	515,855	15,878,010
Repurchased	(437,074)	(13,199,884)	(1,147,373)	(36,513,015)
Net increase (decrease)	(369,304)	$(11,185,748)	1,052,468	$34,480,950
Series II shares
Sold	8,922	$258,072	43,756	$1,317,575
Distributions reinvested	—	—	164,580	5,026,262
Repurchased	(192,362)	(5,740,410)	(340,621)	(10,708,627)
Net decrease	(183,440)	$(5,482,338)	(132,285)	$(4,364,790)
Series NAV shares
Sold	67,678	$1,994,976	63,159	$1,935,167
Distributions reinvested	—	—	8,476,056	263,774,847
Repurchased	(3,106,244)	(94,217,303)	(6,452,344)	(203,845,454)
Net increase (decrease)	(3,038,566)	$(92,222,327)	2,086,871	$61,864,560
Total net increase (decrease)	(3,591,310)	$(108,890,413)	3,007,054	$91,980,720
Fundamental Large Cap Value Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	127,041	$3,545,321	210,949	$5,830,488
Distributions reinvested	—	—	2,358,026	62,841,383
Repurchased	(1,388,930)	(38,799,363)	(2,481,831)	(67,885,647)
Net increase (decrease)	(1,261,889)	$(35,254,042)	87,144	$786,224
Series II shares
Sold	33,131	$942,709	40,723	$1,072,276
Distributions reinvested	—	—	722,657	19,504,503
Repurchased	(495,499)	(13,982,744)	(849,457)	(23,746,391)
Net decrease	(462,368)	$(13,040,035)	(86,077)	$(3,169,612)

Portfolio share transactions, continued

Fundamental Large Cap Value Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	209,319	$5,877,463	506,069	$13,756,497
Distributions reinvested	—	—	1,086,328	28,983,225
Repurchased	(374,335)	(10,393,189)	(1,208,722)	(31,907,125)
Net increase (decrease)	(165,016)	$(4,515,726)	383,675	$10,832,597
Total net increase (decrease)	(1,889,273)	$(52,809,803)	384,742	$8,449,209
Global Equity Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	194,166	$4,948,469	69,725	$1,790,161
Distributions reinvested	—	—	1,135,108	26,448,014
Repurchased	(769,671)	(19,203,315)	(1,580,785)	(38,392,857)
Net decrease	(575,505)	$(14,254,846)	(375,952)	$(10,154,682)
Series II shares
Sold	9,569	$239,743	24,076	$552,806
Distributions reinvested	—	—	106,445	2,456,749
Repurchased	(78,745)	(1,958,033)	(168,479)	(4,089,568)
Net decrease	(69,176)	$(1,718,290)	(37,958)	$(1,080,013)
Series NAV shares
Sold	125,362	$3,203,832	110,019	$2,739,888
Distributions reinvested	—	—	303,840	7,073,391
Repurchased	(61,238)	(1,533,363)	(216,299)	(5,200,019)
Net increase	64,124	$1,670,469	197,560	$4,613,260
Total net decrease	(580,557)	$(14,302,667)	(216,350)	$(6,621,435)
Health Sciences Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	17,430	$406,338	50,984	$1,128,835
Distributions reinvested	—	—	267,241	5,684,209
Repurchased	(212,398)	(4,716,866)	(449,824)	(9,947,677)
Net decrease	(194,968)	$(4,310,528)	(131,599)	$(3,134,633)
Series II shares
Sold	12,175	$243,595	79,026	$1,541,181
Distributions reinvested	—	—	374,801	6,562,769
Repurchased	(230,832)	(4,295,597)	(484,799)	(9,065,363)
Net decrease	(218,657)	$(4,052,002)	(30,972)	$(961,413)
Series NAV shares
Sold	184,289	$4,337,942	282,706	$6,425,487
Distributions reinvested	—	—	849,278	18,701,101
Repurchased	(321,337)	(7,444,486)	(891,846)	(20,277,408)
Net increase (decrease)	(137,048)	$(3,106,544)	240,138	$4,849,180
Total net increase (decrease)	(550,673)	$(11,469,074)	77,567	$753,134
International Equity Index Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	997,826	$26,261,564	1,683,211	$37,274,945
Distributions reinvested	—	—	343,887	8,212,024
Repurchased	(848,126)	(22,875,258)	(1,872,949)	(41,482,543)
Net increase	149,700	$3,386,306	154,149	$4,004,426
Series II shares
Sold	18,357	$496,558	46,990	$1,028,631
Distributions reinvested	—	—	16,131	385,700
Repurchased	(167,447)	(4,383,729)	(171,485)	(3,789,924)
Net decrease	(149,090)	$(3,887,171)	(108,364)	$(2,375,593)

Portfolio share transactions, continued

International Equity Index Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	984,131	$25,709,799	3,651,252	$74,714,516
Distributions reinvested	—	—	662,201	15,806,734
Repurchased	(1,048,375)	(27,685,981)	(3,277,035)	(71,475,980)
Net increase (decrease)	(64,244)	$(1,976,182)	1,036,418	$19,045,270
Total net increase (decrease)	(63,634)	$(2,477,047)	1,082,203	$20,674,103
International Small Company Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	57,299	$995,073	133,101	$1,994,109
Distributions reinvested	—	—	81,621	1,265,125
Repurchased	(126,832)	(2,109,323)	(305,260)	(4,563,700)
Net decrease	(69,533)	$(1,114,250)	(90,538)	$(1,304,466)
Series II shares
Sold	176,870	$2,998,634	200,432	$3,000,262
Distributions reinvested	—	—	57,799	894,155
Repurchased	(113,273)	(1,886,733)	(210,942)	(3,122,455)
Net increase	63,597	$1,111,901	47,289	$771,962
Series NAV shares
Sold	293,561	$4,980,835	316,430	$4,787,920
Distributions reinvested	—	—	290,529	4,506,107
Repurchased	(408,939)	(6,937,900)	(1,000,806)	(14,218,962)
Net decrease	(115,378)	$(1,957,065)	(393,847)	$(4,924,935)
Total net decrease	(121,314)	$(1,959,414)	(437,096)	$(5,457,439)
Lifestyle Balanced Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	57,595	$817,707	148,251	$2,052,964
Distributions reinvested	—	—	211,310	2,937,784
Repurchased	(329,669)	(4,664,186)	(524,291)	(7,203,829)
Net decrease	(272,074)	$(3,846,479)	(164,730)	$(2,213,081)
Series II shares
Sold	242,204	$3,433,708	830,061	$11,284,711
Distributions reinvested	—	—	4,053,240	56,545,784
Repurchased	(3,870,851)	(54,707,407)	(8,034,848)	(109,865,002)
Net decrease	(3,628,647)	$(51,273,699)	(3,151,547)	$(42,034,507)
Series NAV shares
Sold	204,451	$2,863,793	1,058,504	$15,043,323
Distributions reinvested	—	—	1,354,033	18,790,756
Repurchased	(748,864)	(10,627,679)	(1,168,228)	(15,701,957)
Net increase (decrease)	(544,413)	$(7,763,886)	1,244,309	$18,132,122
Total net decrease	(4,445,134)	$(62,884,064)	(2,071,968)	$(26,115,466)
Lifestyle Conservative Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,146	$571,784	169,092	$1,968,704
Distributions reinvested	—	—	39,940	479,251
Repurchased	(137,555)	(1,661,839)	(277,498)	(3,218,426)
Net decrease	(90,409)	$(1,090,055)	(68,466)	$(770,471)
Series II shares
Sold	297,876	$3,595,789	506,398	$5,986,823
Distributions reinvested	—	—	364,814	4,384,007
Repurchased	(1,281,025)	(15,554,313)	(2,106,082)	(24,806,338)
Net decrease	(983,149)	$(11,958,524)	(1,234,870)	$(14,435,508)

Portfolio share transactions, continued

Lifestyle Conservative Portfolio, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	40,634	$492,847	96,584	$1,114,953
Distributions reinvested	—	—	23,368	280,000
Repurchased	(21,570)	(259,841)	(170,682)	(1,976,870)
Net increase (decrease)	19,064	$233,006	(50,730)	$(581,917)
Total net decrease	(1,054,494)	$(12,815,573)	(1,354,066)	$(15,787,896)
Lifestyle Growth Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,002	$562,921	82,294	$1,174,208
Distributions reinvested	—	—	1,346,490	19,697,279
Repurchased	(1,316,267)	(19,909,052)	(2,222,865)	(32,554,901)
Net decrease	(1,278,265)	$(19,346,131)	(794,081)	$(11,683,414)
Series II shares
Sold	59,069	$884,064	361,845	$5,217,497
Distributions reinvested	—	—	27,825,219	407,797,112
Repurchased	(20,435,657)	(308,362,354)	(42,313,657)	(614,959,615)
Net decrease	(20,376,588)	$(307,478,290)	(14,126,593)	$(201,945,006)
Series NAV shares
Sold	308,498	$4,623,413	813,339	$11,868,884
Distributions reinvested	—	—	4,933,314	72,104,440
Repurchased	(887,147)	(13,391,716)	(1,972,764)	(28,484,858)
Net increase (decrease)	(578,649)	$(8,768,303)	3,773,889	$55,488,466
Total net decrease	(22,233,502)	$(335,592,724)	(11,146,785)	$(158,139,954)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,953	$132,103	38,877	$495,780
Distributions reinvested	—	—	53,245	704,138
Repurchased	(102,538)	(1,382,331)	(163,379)	(2,090,661)
Net decrease	(92,585)	$(1,250,228)	(71,257)	$(890,743)
Series II shares
Sold	123,501	$1,655,795	499,982	$6,374,943
Distributions reinvested	—	—	860,579	11,424,023
Repurchased	(1,240,763)	(16,610,040)	(2,442,046)	(31,523,864)
Net decrease	(1,117,262)	$(14,954,245)	(1,081,485)	$(13,724,898)
Series NAV shares
Sold	249,010	$3,348,151	334,893	$4,319,106
Distributions reinvested	—	—	232,539	3,074,024
Repurchased	(137,546)	(1,842,517)	(481,848)	(6,190,407)
Net increase	111,464	$1,505,634	85,584	$1,202,723
Total net decrease	(1,098,383)	$(14,698,839)	(1,067,158)	$(13,412,918)
Mid Cap Growth Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	54,635	$637,999	494,721	$5,445,893
Repurchased	(1,154,186)	(13,962,379)	(2,083,941)	(22,778,120)
Net decrease	(1,099,551)	$(13,324,380)	(1,589,220)	$(17,332,227)
Series II shares
Sold	3,840	$37,300	150,465	$1,338,285
Repurchased	(670,270)	(6,219,043)	(1,245,458)	(10,614,230)
Net decrease	(666,430)	$(6,181,743)	(1,094,993)	$(9,275,945)
Series NAV shares
Sold	12,316,398	$146,937,986	2,674,151	$30,263,558
Repurchased	(2,567,954)	(34,240,932)	(5,737,613)	(66,820,952)
Net increase (decrease)	9,748,444	$112,697,054	(3,063,462)	$(36,557,394)
Total net increase (decrease)	7,982,463	$93,190,931	(5,747,675)	$(63,165,566)

Portfolio share transactions, continued

Mid Cap Index Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,368	$2,326,774	523,700	$10,968,587
Distributions reinvested	—	—	3,269,066	67,538,904
Repurchased	(2,989,249)	(67,621,713)	(6,797,333)	(143,703,211)
Net decrease	(2,885,881)	$(65,294,939)	(3,004,567)	$(65,195,720)
Series II shares
Sold	17,652	$396,188	21,231	$449,853
Distributions reinvested	—	—	205,077	4,197,924
Repurchased	(214,436)	(4,786,334)	(467,179)	(9,716,777)
Net decrease	(196,784)	$(4,390,146)	(240,871)	$(5,069,000)
Series NAV shares
Sold	525,115	$11,955,786	1,158,894	$24,178,825
Distributions reinvested	—	—	1,250,610	25,837,606
Repurchased	(479,119)	(10,881,351)	(1,419,690)	(30,224,325)
Net increase	45,996	$1,074,435	989,814	$19,792,106
Total net decrease	(3,036,669)	$(68,610,650)	(2,255,624)	$(50,472,614)
Mid Value Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	221,830	$2,250,333	735,703	$7,391,196
Distributions reinvested	—	—	4,542,693	41,929,061
Repurchased	(2,262,308)	(23,017,483)	(4,406,458)	(45,292,608)
Net increase (decrease)	(2,040,478)	$(20,767,150)	871,938	$4,027,649
Series II shares
Sold	99,966	$1,036,378	134,391	$1,316,224
Distributions reinvested	—	—	977,773	9,044,402
Repurchased	(586,341)	(6,040,946)	(821,865)	(8,470,497)
Net increase (decrease)	(486,375)	$(5,004,568)	290,299	$1,890,129
Series NAV shares
Sold	12,024,522	$115,960,753	1,021,755	$10,013,159
Distributions reinvested	—	—	6,651,274	60,526,597
Repurchased	(3,565,571)	(36,599,424)	(3,954,792)	(40,458,313)
Net increase	8,458,951	$79,361,329	3,718,237	$30,081,443
Total net increase	5,932,098	$53,589,611	4,880,474	$35,999,221
Real Estate Securities Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,283	$824,570	47,096	$954,247
Distributions reinvested	—	—	40,382	827,018
Repurchased	(137,914)	(3,026,266)	(376,510)	(7,590,280)
Net decrease	(99,631)	$(2,201,696)	(289,032)	$(5,809,015)
Series II shares
Sold	24,785	$547,513	21,435	$431,772
Distributions reinvested	—	—	17,208	352,072
Repurchased	(114,403)	(2,533,981)	(181,749)	(3,666,869)
Net decrease	(89,618)	$(1,986,468)	(143,106)	$(2,883,025)
Series NAV shares
Sold	809,856	$17,713,060	1,219,874	$24,501,099
Distributions reinvested	—	—	213,965	4,345,622
Repurchased	(476,856)	(10,286,232)	(1,072,455)	(21,559,027)
Net increase	333,000	$7,426,828	361,384	$7,287,694
Total net increase (decrease)	143,751	$3,238,664	(70,754)	$(1,404,346)
Science & Technology Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	835,107	$25,714,279	1,484,662	$37,195,902
Distributions reinvested	—	—	6,745,683	170,261,047
Repurchased	(4,184,580)	(114,290,216)	(7,451,516)	(185,857,129)
Net increase (decrease)	(3,349,473)	$(88,575,937)	778,829	$21,599,820

Portfolio share transactions, continued

Science & Technology Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series II shares
Sold	134,745	$3,170,256	191,816	$3,911,875
Distributions reinvested	—	—	780,685	15,395,106
Repurchased	(368,525)	(8,448,852)	(721,119)	(14,457,053)
Net increase (decrease)	(233,780)	$(5,278,596)	251,382	$4,849,928
Series NAV shares
Sold	247,772	$7,248,219	611,526	$15,894,229
Distributions reinvested	—	—	1,471,130	39,132,051
Repurchased	(514,425)	(14,701,407)	(1,342,170)	(34,998,763)
Net increase (decrease)	(266,653)	$(7,453,188)	740,486	$20,027,517
Total net increase (decrease)	(3,849,906)	$(101,307,721)	1,770,697	$46,477,265
Small Cap Core Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	292,910	$3,956,633	282,419	$3,558,349
Distributions reinvested	—	—	926,019	11,260,395
Repurchased	(822,378)	(10,900,746)	(1,637,717)	(21,331,251)
Net decrease	(529,468)	$(6,944,113)	(429,279)	$(6,512,507)
Series II shares
Sold	30,342	$372,928	35,844	$456,792
Distributions reinvested	—	—	138,362	1,660,344
Repurchased	(126,471)	(1,702,601)	(231,566)	(2,978,187)
Net decrease	(96,129)	$(1,329,673)	(57,360)	$(861,051)
Series NAV shares
Sold	406,101	$5,387,380	805,191	$10,376,883
Distributions reinvested	—	—	1,530,788	18,476,608
Repurchased	(905,472)	(12,497,128)	(10,205,020)	(123,586,713)
Net decrease	(499,371)	$(7,109,748)	(7,869,041)	$(94,733,222)
Total net decrease	(1,124,968)	$(15,383,534)	(8,355,680)	$(102,106,780)
Small Cap Index Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	894,848	$14,718,583	1,014,930	$14,274,629
Distributions reinvested	—	—	1,681,223	24,798,040
Repurchased	(1,314,472)	(21,221,491)	(4,347,616)	(61,531,832)
Net decrease	(419,624)	$(6,502,908)	(1,651,463)	$(22,459,163)
Series II shares
Sold	72,874	$1,173,206	29,951	$408,879
Distributions reinvested	—	—	111,899	1,633,726
Repurchased	(193,590)	(3,076,091)	(384,206)	(5,363,825)
Net decrease	(120,716)	$(1,902,885)	(242,356)	$(3,321,220)
Series NAV shares
Sold	538,519	$8,839,265	1,216,018	$17,099,302
Distributions reinvested	—	—	772,363	11,423,248
Repurchased	(493,191)	(8,112,941)	(1,063,712)	(14,777,288)
Net increase	45,328	$726,324	924,669	$13,745,262
Total net decrease	(495,012)	$(7,679,469)	(969,150)	$(12,035,121)
Small Cap Opportunities Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	14,183	$426,304	32,112	$864,625
Distributions reinvested	—	—	272,277	7,297,018
Repurchased	(195,401)	(5,909,274)	(322,464)	(8,781,977)
Net decrease	(181,218)	$(5,482,970)	(18,075)	$(620,334)
Series II shares
Sold	6,234	$182,064	44,072	$1,132,089
Distributions reinvested	—	—	89,973	2,321,299
Repurchased	(96,572)	(2,823,333)	(194,987)	(5,205,185)
Net decrease	(90,338)	$(2,641,269)	(60,942)	$(1,751,797)

Portfolio share transactions, continued

Small Cap Opportunities Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	84,164	$2,532,821	445,291	$11,876,407
Distributions reinvested	—	—	234,001	6,196,349
Repurchased	(152,887)	(4,496,038)	(170,330)	(4,660,510)
Net increase (decrease)	(68,723)	$(1,963,217)	508,962	$13,412,246
Total net increase (decrease)	(340,279)	$(10,087,456)	429,945	$11,040,115
Small Cap Stock Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,316	$1,396,843	593,312	$3,831,376
Distributions reinvested	—	—	3,488	24,451
Repurchased	(346,016)	(2,622,190)	(6,965,725)	(45,116,496)
Net decrease	(159,700)	$(1,225,347)	(6,368,925)	$(41,260,669)
Series II shares
Sold	42,975	$280,938	54,748	$312,104
Repurchased	(423,773)	(2,708,357)	(690,361)	(3,873,966)
Net decrease	(380,798)	$(2,427,419)	(635,613)	$(3,561,862)
Series NAV shares
Sold	314,976	$2,483,432	1,309,582	$8,821,343
Distributions reinvested	—	—	30,187	219,763
Repurchased	(1,600,027)	(12,852,626)	(2,973,267)	(19,999,763)
Net decrease	(1,285,051)	$(10,369,194)	(1,633,498)	$(10,958,657)
Total net decrease	(1,825,549)	$(14,021,960)	(8,638,036)	$(55,781,188)
Small Company Value Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,781	$29,783	30,852	$292,602
Distributions reinvested	—	—	403,976	3,716,576
Repurchased	(324,614)	(3,348,757)	(464,587)	(4,385,496)
Net decrease	(321,833)	$(3,318,974)	(29,759)	$(376,318)
Series II shares
Sold	83,342	$791,644	33,077	$292,467
Distributions reinvested	—	—	321,567	2,736,533
Repurchased	(262,736)	(2,515,227)	(510,377)	(4,468,788)
Net decrease	(179,394)	$(1,723,583)	(155,733)	$(1,439,788)
Series NAV shares
Sold	169,748	$1,785,008	347,579	$3,219,653
Distributions reinvested	—	—	647,736	5,907,354
Repurchased	(277,817)	(2,895,016)	(359,142)	(3,430,243)
Net increase (decrease)	(108,069)	$(1,110,008)	636,173	$5,696,764
Total net increase (decrease)	(609,296)	$(6,152,565)	450,681	$3,880,658
Strategic Equity Allocation Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	572,638	$10,705,401	992,210	$18,304,145
Distributions reinvested	—	—	47,922,731	880,819,802
Repurchased	(217,312,785)	(4,139,331,857)	(72,265,614)	(1,362,052,851)
Net decrease	(216,740,147)	$(4,128,626,456)	(23,350,673)	$(462,928,904)
Total net decrease	(216,740,147)	$(4,128,626,456)	(23,350,673)	$(462,928,904)
Total Stock Market Index Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	571,579	$19,257,316	982,933	$29,302,490
Distributions reinvested	—	—	484,212	15,577,101
Repurchased	(1,226,302)	(41,775,501)	(3,748,493)	(114,189,538)
Net decrease	(654,723)	$(22,518,185)	(2,281,348)	$(69,309,947)

Portfolio share transactions, continued

Total Stock Market Index Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series II shares
Sold	15,266	$518,661	12,328	$357,825
Distributions reinvested	—	—	40,003	1,277,282
Repurchased	(136,323)	(4,621,218)	(205,335)	(6,039,800)
Net decrease	(121,057)	$(4,102,557)	(153,004)	$(4,404,693)
Series NAV shares
Sold	216,788	$7,466,552	2,310,299	$65,215,284
Distributions reinvested	—	—	427,505	13,752,840
Repurchased	(662,492)	(21,684,948)	(1,281,660)	(38,350,329)
Net increase (decrease)	(445,704)	$(14,218,396)	1,456,144	$40,617,795
Total net decrease	(1,221,484)	$(40,839,138)	(978,208)	$(33,096,845)
U.S. Growth Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,080	$592,837	229,917	$1,382,023
Distributions reinvested	—	—	3,739,696	24,195,834
Repurchased	(2,840,221)	(18,687,171)	(5,050,722)	(32,062,490)
Net decrease	(2,750,141)	$(18,094,334)	(1,081,109)	$(6,484,633)
Series II shares
Sold	128,446	$595,537	246,424	$1,205,368
Distributions reinvested	—	—	1,941,528	9,047,521
Repurchased	(1,585,964)	(7,543,656)	(2,182,608)	(10,425,878)
Net increase (decrease)	(1,457,518)	$(6,948,119)	5,344	$(172,989)
Series NAV shares
Sold	688,447	$4,443,945	3,341,399	$21,732,068
Distributions reinvested	—	—	6,335,071	41,748,119
Repurchased	(2,916,777)	(19,654,344)	(8,554,638)	(56,235,042)
Net increase (decrease)	(2,228,330)	$(15,210,399)	1,121,832	$7,245,145
Total net increase (decrease)	(6,435,989)	$(40,252,852)	46,067	$587,523
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.56%, 65.97%, 99.60% and 47.40% of Series II shares, respectively, and Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, International Equity Index Trust and Real Estate Securities Trust, where affiliates owned 60.81%, 89.44%, 99.97% and 85.80% of Series NAV shares, respectively, on June 30, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to the following for the six months ended June 30, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$167,398,655	—	$145,386,416
American Asset Allocation Trust	—	133,566,228	—	78,939,980
American Global Growth Trust	—	34,115,723	—	20,280,098
American Growth Trust	—	108,105,178	—	84,542,835
American Growth-Income Trust	—	78,605,449	—	78,892,449
Blue Chip Growth Trust	—	998,792,053	—	689,240,752
Capital Appreciation Value Trust	$66,196,206	211,563,431	$68,897,797	239,076,146
Disciplined Value Emerging Markets Equity Trust	—	257,529,100	—	254,802,902
Disciplined Value International Trust	—	618,068,386	—	211,127,680
Equity Income Trust	—	195,497,713	—	233,586,260
Financial Industries Trust	—	46,934,135	—	60,285,264
Fundamental All Cap Core Trust	—	602,632,535	—	711,815,187
Fundamental Large Cap Value Trust	—	73,695,265	—	129,939,880
Global Equity Trust	—	116,986,571	—	132,501,076
Health Sciences Trust	—	131,647,497	—	143,916,752
International Equity Index Trust	—	35,053,962	—	19,028,772
International Small Company Trust	—	13,080,101	—	14,287,786
Lifestyle Balanced Portfolio	60,377,899	775,266,298	3,671,538	890,364,435

Purchase and sale of securities, continued

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Conservative Portfolio	$15,526,723	$126,692,470	$1,231,931	$152,818,894
Lifestyle Growth Portfolio	199,088,299	3,745,825,793	11,487,782	4,258,320,304
Lifestyle Moderate Portfolio	17,900,058	220,000,317	1,177,173	250,031,682
Mid Cap Growth Trust	—	682,230,773	—	587,976,422
Mid Cap Index Trust	—	102,317,771	—	166,265,437
Mid Value Trust	—	253,810,569	—	215,790,401
Real Estate Securities Trust	—	161,218,115	—	152,442,443
Science & Technology Trust	—	2,763,501,937	—	2,908,398,521
Small Cap Core Trust	—	109,070,861	—	130,606,325
Small Cap Index Trust	—	124,051,030	—	130,373,178
Small Cap Opportunities Trust	—	31,131,048	—	40,119,594
Small Cap Stock Trust	—	79,476,859	—	94,155,391
Small Company Value Trust	—	40,703,291	—	49,053,707
Strategic Equity Allocation Trust	—	112,608,307	—	4,067,065,216
Total Stock Market Index Trust	—	17,562,010	—	47,630,896
U.S. Growth Trust	—	439,999,346	—	477,588,186
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio
	Core Bond ETF	8.1%
	Global Senior Loan ETF	5.6%
Lifestyle Growth Portfolio
	Strategic Equity Allocation Trust	36.0%
	Disciplined Value Select ETF	34.3%
	Disciplined Value International Select ETF	32.8%
	Core Bond ETF	23.3%
	Multi-Asset High Income Fund	19.7%
	Global Senior Loan ETF	17.2%
	Mid Value Trust	15.4%
	Mid Cap Growth Trust	14.0%
	Multifactor Emerging Markets ETF	13.4%
	Emerging Markets Equity Fund	13.1%
	Diversified Real Assets Fund	12.7%
	Blue Chip Growth Trust	11.3%
	Small Cap Dynamic Growth Fund	10.1%
	Capital Appreciation Value	10.0%
	Global Equity Fund	8.2%
	Multifactor Small Cap ETF	7.8%
	Emerging Markets Debt Fund	6.4%
	Short Duration Bond Fund	6.3%
	Fundamental Large Cap Core Fund	5.8%
	High Yield Fund	5.5%

Investment in affiliated underlying funds, continued

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	15,712,330	$242,620,997	$258,652,710	$(344,077,143)	$(44,936)	$(37,755)	$3,224,406	—	$157,113,873
Blue Chip Growth Trust
John Hancock Collateral Trust*	—	—	$31,171,300	$(31,171,343)	$43	—	$3,421	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	432,122	$3,180,226	$40,310,398	$(39,168,350)	$(1,408)	$97	$7,248	—	$4,320,963
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust*	581,966	—	$50,552,189	$(44,732,000)	$(908)	$28	$39,762	—	$5,819,309
Disciplined Value International Trust
John Hancock Collateral Trust*	1,296,425	$4,834,268	$78,661,927	$(70,528,432)	$(4,049)	$(245)	$108,152	—	$12,963,469
Equity Income Trust
John Hancock Collateral Trust*	1,274,501	$15,138,999	$56,024,468	$(58,417,668)	$(1,486)	$(64)	$14,260	—	$12,744,249
Financial Industries Trust
John Hancock Collateral Trust*	172,321	$3,646,260	$39,371,823	$(41,294,076)	$(919)	$17	$28,241	—	$1,723,105
Fundamental All Cap Core Trust
John Hancock Collateral Trust	3,839,739	$34,359,483	$136,362,302	$(132,313,581)	$(10,496)	$(2,621)	$490,670	—	$38,395,087
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	3,823,428	$31,531,614	$75,095,183	$(68,375,689)	$(10,197)	$(8,924)	$674,738	—	$38,231,987
International Equity Index Trust
John Hancock Collateral Trust*	367,819	$2,621,629	$27,025,645	$(25,967,964)	$(1,259)	$(82)	$125,381	—	$3,677,969
International Small Company Trust
John Hancock Collateral Trust*	286,262	$2,371,341	$8,448,543	$(7,956,277)	$(709)	$(451)	$35,517	—	$2,862,447
Lifestyle Balanced Portfolio
Blue Chip Growth	1,168,398	—	$37,255,385	$(613,407)	$64,139	$4,176,142	—	—	$40,882,259
Bond	3,691,463	—	50,005,205	—	—	(59,715)	$545,313	—	49,945,490
Capital Appreciation Value	2,984,841	—	25,432,749	(81,301)	5,450	1,924,551	—	—	27,281,449
Core Bond	2,743,032	—	30,961,863	—	—	171,555	—	—	31,133,418
Core Bond ETF	7,412,434	—	197,251,543	(6,243,351)	(139,053)	(3,664,412)	2,439,846	—	187,204,727
Disciplined Value International Select ETF	747,266	—	28,427,580	—	—	395,889	—	—	28,823,469
Disciplined Value Select ETF	1,319,738	—	41,330,200	(2,958,617)	166,617	3,218,310	—	—	41,756,510
Diversified Real Assets	1,068,795	—	14,635,986	(39,823)	3,309	(106,611)	—	—	14,492,861
Emerging Markets Debt	4,870,245	—	40,416,506	(1,264,547)	31,060	899,093	516,316	—	40,082,112
Emerging Markets Equity	1,639,019	—	19,913,906	(1,331,608)	193,971	4,694,489	—	—	23,470,758
Fundamental Large Cap Core	749,829	—	50,084,774	—	—	3,745,470	—	—	53,830,244
Global Equity	1,345,980	—	17,510,214	(224,613)	13,715	736,813	—	—	18,036,129

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Senior Loan ETF	1,444,938	—	$35,508,729	$(2,536)	$(21)	$53,752	$550,685	—	$35,559,924
High Yield	11,629,517	—	35,333,209	(251,645)	1,806	37,770	614,523	—	35,121,140
International Dynamic Growth	1,495,461	—	25,946,941	(1,218,694)	202,936	5,621,079	—	—	30,552,262
John Hancock Collateral Trust	4,674	$230	8,227,017	(8,180,594)	81	(1)	1,103	—	46,733
Mid Cap Growth	746,582	—	9,338,169	(641,114)	115,730	1,952,933	—	—	10,765,718
Mid Value	968,652	—	9,396,738	(69,139)	9,753	1,366,255	—	—	10,703,607
Multi-Asset High Income	1,807,776	—	18,883,173	(345,193)	8,527	435,139	269,306	—	18,981,646
Multifactor Emerging Markets ETF	414,286	—	14,735,895	(265,296)	45,204	2,156,474	83,955	—	16,672,277
Multifactor Mid Cap ETF	222,058	—	16,417,546	(488,119)	17,349	698,692	64,299	—	16,645,468
Multifactor Small Cap ETF	158,338	—	7,643,007	(335,455)	13,967	367,374	30,532	—	7,688,893
Select Bond	—	498,591,992	786,149	(502,592,240)	(46,833,371)	50,047,470	—	—	—
Short Duration Bond	2,134,584	—	19,934,556	—	—	(82,926)	260,725	—	19,851,630
Small Cap Dynamic Growth	410,986	—	6,874,567	(358,479)	59,542	1,212,549	—	—	7,788,179
Strategic Equity Allocation	7,390,847	500,230,055	2,309,378	(370,944,828)	34,133,646	(11,850,820)	—	—	153,877,431
Strategic Income Opportunities	1,839,502	—	18,932,331	(94,431)	308	53,474	181,999	—	18,891,682
					$(11,885,335)	$68,200,788	$5,558,602	—	$940,086,016
Lifestyle Conservative Portfolio
Blue Chip Growth	55,615	—	$2,073,628	$(341,487)	$34,954	$178,871	—	—	$1,945,966
Bond	1,145,778	—	16,087,739	(567,251)	2,119	(20,227)	$172,759	—	15,502,380
Capital Appreciation Value	248,209	—	2,320,948	(241,900)	17,363	172,221	—	—	2,268,632
Core Bond	620,641	—	7,401,098	(396,997)	3,230	36,947	—	—	7,044,278
Core Bond ETF	1,507,908	—	40,910,632	(2,008,237)	(44,176)	(775,249)	514,546	—	38,082,970
Disciplined Value International Select ETF	51,524	—	1,981,860	(21,584)	(136)	27,239	—	—	1,987,379
Disciplined Value Select ETF	61,064	—	2,047,369	(277,744)	13,524	148,916	—	—	1,932,065
Emerging Markets Debt	1,068,868	—	9,236,552	(651,312)	16,977	194,564	115,656	—	8,796,781
Emerging Markets Equity	93,249	—	1,267,935	(205,049)	20,837	251,608	—	—	1,335,331
Fundamental Large Cap Core	28,576	—	2,212,324	(314,181)	24,796	128,503	—	—	2,051,442
Global Equity	111,299	—	1,575,909	(159,878)	10,306	65,068	—	—	1,491,405
Global Senior Loan ETF	336,848	—	8,709,491	(433,916)	(336)	14,590	132,288	—	8,289,829
High Yield	2,682,654	—	8,488,315	(398,020)	4,325	6,995	144,704	—	8,101,615
International Dynamic Growth	102,773	—	1,884,536	(187,115)	23,726	378,498	—	—	2,099,645

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9	$8	$1,412,752	$(1,412,692)	$25	$1	$180	—	$94
Multi-Asset High Income	335,527	—	3,728,567	(292,228)	7,334	79,359	50,953	—	3,523,032
Multifactor Emerging Markets ETF	15,427	—	550,685	(14,036)	1,957	82,229	3,126	—	620,835
Multifactor Mid Cap ETF	26,062	—	2,043,985	(176,117)	3,716	82,024	7,505	—	1,953,608
Multifactor Small Cap ETF	18,417	—	933,451	(83,583)	1,728	42,734	3,509	—	894,330
Select Bond	—	119,694,387	1,188,753	(121,590,972)	(13,658,424)	14,366,256	—	—	—
Short Duration Bond	606,436	—	5,899,207	(235,629)	(2,610)	(21,117)	75,935	—	5,639,851
Small Cap Dynamic Growth	47,126	—	951,626	(209,894)	29,194	122,116	—	—	893,042
Strategic Equity Allocation	418,403	29,678,028	1,454,987	(23,777,223)	3,740,308	(2,384,946)	—	—	8,711,154
Strategic Income Opportunities	342,730	—	3,742,873	(234,540)	2,589	8,912	34,660	—	3,519,834
					$(9,746,674)	$13,186,112	$1,255,821	—	$126,685,498
Lifestyle Growth Portfolio
Blue Chip Growth	8,313,066	—	$261,034,636	$(34,672)	$1,558	$29,872,668	—	—	$290,874,190
Bond	13,842,426	—	187,495,416	—	—	(207,386)	$2,035,355	—	187,288,030
Capital Appreciation Value	15,276,358	—	130,187,189	(473,844)	28,075	9,884,490	—	—	139,625,910
Core Bond ETF	21,446,852	—	557,722,774	(5,813,352)	(106,737)	(10,151,714)	6,910,469	—	541,650,971
Disciplined Value International Select ETF	6,038,882	—	229,731,854	—	—	3,199,299	—	—	232,931,153
Disciplined Value Select ETF	9,548,784	—	293,696,938	(15,936,670)	1,077,549	23,285,709	—	—	302,123,526
Diversified Real Assets	8,789,598	—	119,982,714	—	—	(795,766)	—	—	119,186,948
Emerging Markets Debt	16,243,160	—	131,221,435	(503,676)	7,601	2,955,849	1,676,245	—	133,681,209
Emerging Markets Equity	14,673,425	—	171,646,706	(4,491,823)	721,770	42,246,789	—	—	210,123,442
Fundamental Large Cap Core	4,959,817	—	331,434,998	—	—	24,630,267	—	—	356,065,265
Global Equity	6,963,372	—	89,449,576	—	—	3,859,613	—	—	93,309,189
Global Senior Loan ETF	4,433,498	—	108,980,168	(10,587)	(61)	138,866	1,675,064	—	109,108,386
High Yield	36,073,471	—	108,832,948	—	—	108,935	1,859,996	—	108,941,883
International Dynamic Growth	12,131,611	—	210,150,553	(9,885,122)	1,719,923	45,863,459	—	—	247,848,813
John Hancock Collateral Trust	795	$8	37,497,515	(37,489,934)	359	1	4,496	—	7,949
Mid Cap Growth	8,473,241	—	104,036,933	(4,660,442)	838,033	21,969,606	—	—	122,184,130
Mid Value	10,698,416	—	104,098,892	(945,173)	77,949	14,985,830	—	—	118,217,498
Multi-Asset High Income	7,615,500	—	79,678,318	(1,571,769)	24,492	1,831,704	1,128,854	—	79,962,745

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	3,370,564	—	$120,164,094	$(2,247,244)	$383,757	$17,342,348	$683,045	—	$135,642,955
Multifactor Mid Cap ETF	1,402,108	—	101,806,768	(1,164,370)	47,888	4,411,730	405,667	—	105,102,016
Multifactor Small Cap ETF	1,110,168	—	52,628,319	(1,354,697)	60,324	2,575,812	213,898	—	53,909,758
Select Bond	—	$1,528,179,754	—	(1,537,160,174)	(180,379,933)	189,360,353	—	—	—
Short Duration Bond	12,665,940	—	118,341,650	(51,189)	(384)	(496,835)	1,545,142	—	117,793,242
Small Cap Dynamic Growth	2,883,248	—	47,118,074	(1,206,754)	192,621	8,533,616	—	—	54,637,557
Strategic Equity Allocation	55,280,214	3,655,319,496	5,661,915	(2,670,616,720)	191,860,718	(31,291,351)	—	—	1,150,934,058
Strategic Income Opportunities	7,863,201	—	80,722,925	(192,027)	633	223,544	765,739	—	80,755,075
					$16,556,135	$404,337,436	$18,903,970	—	$5,091,905,898
Lifestyle Moderate Portfolio
Blue Chip Growth	195,837	—	$6,691,893	$(561,414)	$56,235	$665,633	—	—	$6,852,347
Bond	1,240,184	—	16,925,389	(125,483)	239	(20,453)	$184,396	—	16,779,692
Capital Appreciation Value	799,159	—	7,012,895	(292,860)	23,118	561,159	—	—	7,304,312
Core Bond	945,867	—	10,714,220	(38,164)	426	59,111	—	—	10,735,593
Core Bond ETF	2,447,587	—	65,188,573	(2,111,885)	(47,488)	(1,214,167)	803,330	—	61,815,033
Disciplined Value International Select ETF	183,955	—	6,998,037	—	—	97,457	—	—	7,095,494
Disciplined Value Select ETF	216,346	—	6,890,261	(610,258)	37,581	527,603	—	—	6,845,187
Diversified Real Assets	260,842	—	3,569,539	(11,372)	938	(22,093)	—	—	3,537,012
Emerging Markets Debt	1,553,523	—	12,888,788	(401,801)	9,635	288,875	165,656	—	12,785,497
Emerging Markets Equity	391,416	—	5,038,535	(595,248)	68,437	1,093,351	—	—	5,605,075
Fundamental Large Cap Core	148,105	—	10,228,380	(345,710)	28,136	721,645	—	—	10,632,451
Global Equity	360,213	—	4,691,504	(95,624)	6,482	224,490	—	—	4,826,852
Global Senior Loan ETF	478,165	—	11,749,270	(74)	(1)	18,446	180,982	—	11,767,641
High Yield	3,784,065	—	11,585,446	(170,940)	1,380	11,989	201,512	—	11,427,875
International Dynamic Growth	370,976	—	6,431,161	(299,273)	41,915	1,405,234	—	—	7,579,037
John Hancock Collateral Trust	7	$8	2,853,927	(2,853,846)	(23)	1	404	—	67
Mid Cap Growth	188,409	—	2,512,795	(324,855)	42,869	486,048	—	—	2,716,857
Mid Value	244,376	—	2,547,421	(201,548)	22,272	332,213	—	—	2,700,358
Multi-Asset High Income	515,193	—	5,434,446	(152,426)	3,860	123,644	77,336	—	5,409,524
Multifactor Emerging Markets ETF	63,872	—	2,250,737	(24,764)	3,327	341,126	12,944	—	2,570,426
Multifactor Mid Cap ETF	26,818	—	2,015,001	(91,875)	2,774	84,377	7,799	—	2,010,277

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Small Cap ETF	40,145	—	$1,957,863	$(105,311)	$3,751	$93,138	$7,729	—	$1,949,441
Select Bond	—	$162,387,063	286,148	(163,732,069)	(16,796,898)	17,855,756	—	—	—
Short Duration Bond	865,543	—	8,082,913	—	—	(33,367)	105,708	—	8,049,546
Small Cap Dynamic Growth	103,816	—	1,883,992	(243,685)	35,923	291,087	—	—	1,967,317
Strategic Equity Allocation	1,634,998	107,854,441	1,015,901	(79,449,175)	6,231,808	(1,612,319)	—	—	34,040,656
Strategic Income Opportunities	523,746	—	5,409,210	(45,869)	253	15,282	52,120	—	5,378,876
					$(10,223,051)	$22,395,266	$1,799,916	—	$252,382,443
Mid Cap Growth Trust
John Hancock Collateral Trust*	1,225,123	$3,302,510	$159,173,274	$(150,217,650)	$(6,877)	$(762)	$20,057	—	$12,250,495
Mid Cap Index Trust
John Hancock Collateral Trust*	6,286,998	$41,460,269	$179,263,790	$(157,838,622)	$(10,586)	$(8,639)	$605,106	—	$62,866,212
Mid Value Trust
John Hancock Collateral Trust*	1,578,728	$10,052,151	$109,627,426	$(103,889,037)	$(3,368)	$(835)	$73,643	—	$15,786,337
Real Estate Securities Trust
John Hancock Collateral Trust*	305,815	—	$9,652,424	$(6,594,361)	$60	$(153)	$898	—	$3,057,970
Science & Technology Trust
John Hancock Collateral Trust*	1,093,142	$1,164,046	$55,987,231	$(46,218,890)	$(1,519)	$(106)	$29,479	—	$10,930,762
Small Cap Core Trust
John Hancock Collateral Trust*	760,073	$6,550,722	$59,815,280	$(58,760,614)	$(4,714)	$(404)	$173,489	—	$7,600,270
Small Cap Index Trust
John Hancock Collateral Trust*	3,421,309	$32,545,813	$107,868,761	$(106,188,662)	$(9,652)	$(5,221)	$532,799	—	$34,211,039
Small Cap Opportunities Trust
John Hancock Collateral Trust*	318,976	$11,475,949	$31,550,500	$(39,835,362)	$(1,614)	$95	$8,275	—	$3,189,568
Small Cap Stock Trust
John Hancock Collateral Trust*	617,839	$4,275,486	$66,355,851	$(64,450,177)	$(3,195)	$55	$10,809	—	$6,178,020
Small Company Value Trust
John Hancock Collateral Trust*	256,464	$648,753	$14,855,898	$(12,939,662)	$(507)	$5	$6,325	—	$2,564,487
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	12,949,568	$254,359,216	$818,579,869	$(943,381,069)	$(62,022)	$(8,085)	$2,705,406	—	$129,487,909
Total Stock Market Index Trust
John Hancock Collateral Trust*	3,129,080	$33,472,592	$77,017,332	$(79,188,345)	$(6,178)	$(6,484)	$567,057	—	$31,288,917
U.S. Growth Trust
John Hancock Collateral Trust*	—	—	$9,210,475	$(9,210,574)	$99	—	$33	—	—
*	Refer to the Securities lending note within Note 2 for details regarding this investment.

10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	59,700	$2,167,825	—	—	—	$253,429	$42,167	—	$2,421,254
11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2026, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	31.8%
Mid Cap Growth Trust	35.2%
Mid Value Trust	39.1%
Strategic Equity Allocation Trust	100.0%
12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.2%	$1,463,605
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.1%	869,332
								$2,332,937
13.  Reorganization
On April 7, 2026, the shareholders of American International Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Portfolio transferred all of its assets to Disciplined Value International Trust (the Acquiring Portfolio) in exchange for corresponding shares of the Acquiring Portfolio.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to result in an Acquiring Portfolio that has the potential to achieve a more consistent long-term performance record and stronger prospects for growth and potential opportunities for economies of scale than would be the case for the Acquired Portfolio. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
Furthermore, the reorganization was not a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Portfolio. The expenses of the reorganization were borne by the Acquired Portfolio and the Acquiring Portfolio. Investments of the Acquired Portfolio were sold prior to the reorganization. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 24, 2026. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Disciplined Value International Trust	American International Trust	$403,233,540	20,110,439	20,803,814	$381,576,589	$784,810,129
Because the combined Portfolio has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2026. See Note 6 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on January 1, 2026, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the six months ended June 30, 2026 are as follows:
Net investment income	$5,794,941

Reorganization, continued

Net realized and unrealized gain	$20,293,612
Increase in net assets from operations	$26,088,553
14.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust
Special shareholder meeting

(Unaudited)
American International Trust held a Special Meeting of Shareholders on Tuesday, April 7, 2026. The following proposal was considered by the shareholders:
Proposal: Approval of Agreement and Plan of Reorganization providing for the reorganization of American International Trust into Disciplined Value International Trust.
THE PROPOSAL PASSED on April 7, 2026.
	Shares voted	% Of shares voted	% Of outstanding shares
For	18,092,965.844	87.206%	87.205%
Against	804,973.635	3.879%	3.879%
Abstain	1,849,651.357	8.915%	8.915%

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22 - 25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26 - 28, 2026. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an ongoing basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust and American Growth-Income Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22 - 25, 2026, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds' compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent, and quality of the management and subadvisory services provided by the Advisor and the Subadvisors, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had implemented an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent, and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A. With respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds’ investments in the underlying portfolios, and made a finding that the Funds of Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s net management fees equal to peers and relatively lower net total expenses compared to peers.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods, matched the peer group median for the five-year period and underperformed the peer group median for the ten-year period.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the ten-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the three-year period and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.
Disciplined Value Emerging Markets Equity Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group median for the one- and three-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the five-year period and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fee comparative data is not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and matched the peer group median for the five-year period.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, three- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust's favorable performance relative to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses equal to peers.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Global Equity Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, five- and ten-year periods, and outperformed the peer group median for the three-year period.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the three-year period.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s net management fees equal to peers and relatively lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and ten-year periods.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data is not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered that the Trust’s net management fees and net total expenses are equal to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period, matched the peer group for the three-year period and
underperformed the peer group median for the five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Mid Cap Growth Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Mid Cap Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and three-year periods.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board noted the Trust's favorable performance relative to the peer group median for the five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Science & Technology Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Small Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust's favorable performance relative to the benchmark index for the five-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
Small Cap Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the peer group median for the one- and three-year periods.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Small Cap Opportunities Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s net management fees equal to peers and relatively lower net total expenses compared to peers.
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, and ten-year periods and underperformed the peer group median for the five- year period.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Total Stock Market Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period, matched the peer group median for the three-year period and underperformed the peer group median for the five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board noted the Trust's favorable performance relative to the peer group median for the one- and three-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
U.S. Growth Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Other N-CSR Items

(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Special shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHT0SA	6/30
8/26
1115015:0626

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255
		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681
		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884
		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641
		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105
		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892
		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062
		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513
		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037
		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535
		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610
		63,905
Total common stocks (cost: $6,283,983,000)		10,492,399
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227
Total short-term securities (cost: $222,232,000)		222,227
Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)
Net assets 100.00%		$10,705,869
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	4

Global Growth Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

SMALLCAP World Fund (formerly Global Small Capitalization Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552

American Funds Insurance Series	6

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794

7	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578

American Funds Insurance Series	8

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68
		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775

9	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544

American Funds Insurance Series	10

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130
		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507

11	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272

American Funds Insurance Series	12

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112
		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592

13	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226
		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152

American Funds Insurance Series	14

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075

15	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159
		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116

American Funds Insurance Series	16

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76
		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365
		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633

17	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576
		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227
		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840

American Funds Insurance Series	18

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162
		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251
		30,749
Total common stocks (cost: $1,992,215,000)		2,491,627
Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450
		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634
Total preferred securities (cost: $12,429,000)		3,246

19	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Rights & warrants 0.00%	Shares	Value (000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22
Total rights & warrants (cost: $57,000)		79
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)	614	1,556
Total convertible bonds & notes (cost: $818,000)		2,468
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	263	242
Total bonds, notes & other debt instruments (cost: $247,000)		242
Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619
Total short-term securities (cost: $60,619,000)		60,619
Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281
Net assets 100.00%		$2,559,562
Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260	$674,329	$6	$(8)	$60,619	$2,505
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810	(j )	13,810 (j)				— (k)
Total 2.37%				$6	$(8)	$60,619	$2,505

American Funds Insurance Series	20

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	— (l)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	— (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	— (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	— (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	— (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	— (l)
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	—	22	— (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02
Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CVR = Contingent Value Rights
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

21	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382
		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278

American Funds Insurance Series	22

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725
		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759
		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235

23	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057
		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376
		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170

American Funds Insurance Series	24

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007
		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743
		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820
		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502

25	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340
		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428
		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172
		331,190
Total common stocks (cost: $23,260,483,000)		54,873,136
Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690
Total preferred securities (cost: $397,219,000)		1,055,629
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871
OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692
Total convertible stocks (cost: $37,730,000)		79,563

American Funds Insurance Series	26

Growth Fund (continued)
Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009
Total short-term securities (cost: $1,241,013,000)		1,241,009
Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)
Net assets 100.00%		$57,224,800
Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63
Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30
Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09
OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05
OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	— (i)
Einride AB (a)	7/14/2025	9,617	7,708	0.01
Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01
Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	— (i)
Total		$500,255	$1,236,051	2.16%

27	American Funds Insurance Series

Growth Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	28

EUPAC Fund (formerly International Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498
		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513

29	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456
		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864

American Funds Insurance Series	30

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528

31	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089
		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571

American Funds Insurance Series	32

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475
		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947

33	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257
		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068
		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250
		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452

American Funds Insurance Series	34

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346
		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687
		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289
		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048

35	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814
		33,234
Total common stocks (cost: $5,421,426,000)		7,274,848
Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $15,881,000)		18,525
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540
Total short-term securities (cost: $269,550,000)		269,540
Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478
Net assets 100.00%		$7,589,391
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562

American Funds Insurance Series	36

EUPAC Fund (continued) (formerly International Fund)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791	0.38%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	— (h)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	— (h)
Total		$41,929	$37,450	0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

37	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223
		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214

American Funds Insurance Series	38

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380

39	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	— (e)
		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508

American Funds Insurance Series	40

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532
		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281

41	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102
		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236
		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019

American Funds Insurance Series	42

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	— (e)
		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362

43	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102
		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325
		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	— (e)
		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203

American Funds Insurance Series	44

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324
		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631
		45,544
Total common stocks (cost: $2,369,558,000)		4,241,436
Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371
		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2
		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348
		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	— (e)
		1,848
Total preferred securities (cost: $35,920,000)		40,532

45	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments 2.16%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	$176
Angola (Republic of) 8.25% 5/9/2028	600	619
Angola (Republic of) 8.00% 11/26/2029 (f)	445	453
Angola (Republic of) 8.75% 4/14/2032 (f)	280	283
Angola (Republic of) 9.375% 3/31/2033 (f)	540	553
Asian Development Bank 5.25% 4/29/2035	PHP25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031	21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	867
Chile (Republic of) 5.30% 11/1/2037	300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035	15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037	17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD192	197
Dominican Republic (Government of) 5.875% 1/30/2060	335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047	400	392
Egypt (Arab Republic of) 8.875% 5/29/2050	386	386
Gabonese (Republic of) 6.625% 2/6/2031	720	621
Gabonese (Republic of) 7.00% 11/24/2031	300	257
Gaci First Investment Co. 5.375% 1/29/2054	360	323
Honduras (Republic of) 6.25% 1/19/2027	875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	572
Hungary (Republic of) 3.00% 4/25/2041	401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 7.18% 8/14/2033	95,020	1,032
India (Republic of) 7.18% 7/24/2037	132,100	1,434
India (Republic of) 8.13% 6/22/2045	92,570	1,071
India (Republic of) 7.06% 10/10/2046	53,020	548
India (Republic of) 7.09% 8/5/2054	77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	502

American Funds Insurance Series	46

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	591
Kenya (Republic of) 9.50% 3/5/2036	330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR465	535
Morocco (Kingdom of) 4.75% 4/2/2035	200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	424
Oman (Sultanate of) 6.00% 8/1/2029	445	460
Oman (Sultanate of) 6.75% 1/17/2048	285	313
Panama (Republic of) 6.70% 1/26/2036	473	510
Panama (Republic of) 6.875% 1/31/2036	856	936
Panama (Republic of) 8.00% 3/1/2038	483	568
Paraguay (Republic of) 4.95% 4/28/2031	167	168
Peru (Republic of) 3.00% 1/15/2034	225	195
Peru (Republic of) 6.55% 3/14/2037	190	208
Peru (Republic of) 7.60% 8/12/2039	PEN3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD490	345
Peru (Republic of) 2.78% 12/1/2060	100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	196
Philippines (Republic of) 6.00% 8/20/2030	14,790	235
Philippines (Republic of) 6.75% 9/15/2032	41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	542
Philippines (Republic of) 3.95% 1/20/2040	500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR450	526
Romania (Republic of) 5.25% 5/30/2032	230	269
Romania (Republic of) 2.00% 4/14/2033	300	283
Romania (Republic of) 5.625% 5/30/2037	390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,510	1,149

47	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD610	$641
United Mexican States 5.125% 3/19/2038	EUR420	478
United Mexican States 4.75% 3/8/2044	USD800	645
United Mexican States 3.75% 4/19/2071	860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034	12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042	20,000	978
United Mexican States, Series M, 8.00% 7/31/2053	19,887	966
		84,275
Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	404
YPF SA 8.25% 1/17/2034 (f)	335	351
		3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	428
		2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	370
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	354
MercadoLibre, Inc. 3.125% 1/14/2031	200	184
Sands China, Ltd. 4.375% 6/18/2030	220	213
Wynn Macau, Ltd. 5.625% 8/26/2028	260	258
		1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	169
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)	200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	261
		1,638

American Funds Insurance Series	48

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		USD355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290
			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200
			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348
			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420
			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266
Total corporate bonds and notes			12,952
Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227
Short-term securities 2.94%		Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)		1,316,194	131,606
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011	1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN632,880	416
			988
Total short-term securities (cost: $132,579,000)			132,594
Total investment securities 100.15% (cost: $2,633,794,000)			4,511,789
Other assets less liabilities (0.15)%			(6,749)
Net assets 100.00%			$4,505,040

49	American Funds Insurance Series

New World Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026	(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026	642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026	(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026	787	11
					$(8)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	— (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	— (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	— (e)
THB	26,500	USD	794	Citibank	7/24/2026	5
						$(26)
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004

American Funds Insurance Series	50

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240	0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348	0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56	— (k)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2	— (k)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	— (e)	— (k)
Total		$11,601	$7,700	0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira

PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

51	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.90%	Shares	Value (000)
Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071
		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055
		1,772,296

American Funds Insurance Series	52

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505
		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897
		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786

53	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863	$172,240
Keurig Dr Pepper, Inc.	3,413,637	111,728
Coca-Cola Co.	945,125	76,810
Mondelez International, Inc., Class A	1,221,313	70,641
Costco Wholesale Corp.	53,230	49,795
Altria Group, Inc.	570,892	41,076
Procter & Gamble Co.	245,949	36,066
Constellation Brands, Inc., Class A	201,045	27,963
Church & Dwight Co., Inc.	221,466	21,456
Nestle SA (ADR)	200,456	20,585
Walmart, Inc.	150,834	17,084
Kraft Heinz Co. (The)	390,366	9,220
Bunge Global SA	74,092	7,908
		1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854	173,007
Starbucks Corp.	860,339	87,918
Yum! Brands, Inc.	497,195	79,482
D.R. Horton, Inc.	483,334	78,725
Amazon.com, Inc. (a)	303,338	72,298
Home Depot, Inc.	200,677	70,775
Darden Restaurants, Inc.	311,428	64,157
TJX Cos., Inc. (The)	216,594	32,814
NIKE, Inc., Class B	758,337	31,130
General Motors Co.	340,020	26,209
Tractor Supply Co.	761,180	24,061
Booking Holdings, Inc.	124,588	22,207
Texas Roadhouse, Inc.	107,719	20,815
Vail Resorts, Inc.	136,352	18,564
Marriott International, Inc., Class A	49,140	18,211
Toll Brothers, Inc.	76,979	12,682
Chipotle Mexican Grill, Inc. (a)	211,532	7,192
Sony Group Corp. (ADR)	268,839	5,393
Genuine Parts Co.	6,209	732
		846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553	214,977
Alphabet, Inc., Class C	421,764	149,022
Meta Platforms, Inc., Class A	247,376	139,344
Comcast Corp., Class A	2,585,879	63,483
Walt Disney Co. (The)	243,999	23,485
AT&T, Inc.	929,750	19,246
Netflix, Inc. (a)	177,872	12,700
Versant Media Group, Inc., Class A	— (c)	— (c)
		622,257

Energy 3.56%
Exxon Mobil Corp.	837,050	114,441
ConocoPhillips	759,729	78,981
EOG Resources, Inc.	516,284	66,978
Chevron Corp.	322,579	53,471
Canadian Natural Resources, Ltd.	1,223,962	48,346
TC Energy Corp.	360,429	23,893
ONEOK, Inc.	185,119	16,094
Halliburton Co.	384,170	13,043

American Funds Insurance Series	54

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103
		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582
		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592
		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560
		301,384
Total common stocks (cost: $6,902,662,000)		11,852,650
Convertible stocks 1.19%
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714
		86,344

55	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107
		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224
Total convertible stocks (cost: $151,904,000)		147,597
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597
Total short-term securities (cost: $325,581,000)		325,597
Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975
Net assets 100.00%		$12,359,819
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	56

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.88%	Shares	Value (000)
Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118
		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262

57	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132
		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157
		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280

American Funds Insurance Series	58

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106
		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161
		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93
		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442

59	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121
		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54
		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249
		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282
		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505
		1,981
Total common stocks (cost: $90,462,000)		105,979
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513
Total short-term securities (cost: $2,513,000)		2,513
Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047
Net assets 100.00%		$110,539

American Funds Insurance Series	60

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$— (f)	$— (f)	$2,513	$63
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15
Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

61	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.25%	Shares	Value (000)
Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402
		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785

American Funds Insurance Series	62

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321	$5,243
Lockheed Martin Corp.	9,764	4,974
Deutsche Post AG	80,630	4,893
Hitachi, Ltd.	162,900	4,527
Mitsui & Co., Ltd.	147,800	4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821	4,058
Adani Ports & Special Economic Zone, Ltd.	188,693	3,630
Parker-Hannifin Corp.	3,275	3,203
Comfort Systems USA, Inc.	1,616	3,203
Bouygues SA	57,089	3,185
L3Harris Technologies, Inc.	9,996	2,905
Weir Group PLC (The)	89,475	2,855
International Consolidated Airlines Group SA (CDI)	446,853	2,835
Sieyuan Electric Co., Ltd., Class A	109,600	2,809
RELX PLC	88,624	2,791
Melrose Industries PLC	432,809	2,729
Hanwha Aerospace Co., Ltd.	3,961	2,551
Bureau Veritas SA	80,457	2,465
Vestas Wind Systems AS	86,267	2,437
Weichai Power Co., Ltd., Class A	320,700	1,301
Weichai Power Co., Ltd., Class H	236,000	1,037
MTU Aero Engines AG	5,375	2,236
Saab AB, Class B	37,205	1,930
CK Hutchison Holdings, Ltd.	216,500	1,840
Rocket Lab Corp. (a)	14,827	1,507
Crane Co.	5,519	1,231
Core & Main, Inc., Class A (a)	24,461	1,180
ITOCHU Corp.	101,700	1,169
Boeing Co. (The) (a)	5,301	1,148
Legrand SA	6,222	1,050
Diploma PLC	10,450	989
PACCAR, Inc.	6,356	764
ATI, Inc. (a)	3,092	609
Rheinmetall AG, non-registered shares	452	512
FedEx Corp.	1,469	460
FedEx Freight Holding Co., Inc. (a)	734	111
GE Vernova, Inc.	— (b)	— (b)
		305,532

Financials 10.39%
UniCredit SpA	132,086	11,817
Citigroup, Inc.	76,101	10,651
JPMorgan Chase & Co.	28,246	9,246
BPER Banca SpA	582,293	9,140
Aviva PLC	1,009,895	8,714
HSBC Holdings PLC (HKD denominated)	449,600	8,547
Bank of America Corp.	145,103	8,268
Progressive Corp.	34,534	7,544
ING Groep NV	227,810	7,207
Mizuho Financial Group, Inc.	137,900	6,622
Nu Holdings, Ltd., Class A (a)	479,299	6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894	4,208
Galaxy Digital, Inc., Class A (a)	62,958	1,721
Zurich Insurance Group AG	7,430	5,487
BlackRock, Inc.	5,516	5,304
Visa, Inc., Class A	14,955	5,131
NatWest Group PLC	579,979	5,112
Arthur J. Gallagher & Co.	21,487	4,933
Chubb, Ltd.	14,455	4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781	4,902

63	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	— (b)
		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790

American Funds Insurance Series	64

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	84,101	$1,741
Advanced Info Service PCL, foreign registered shares	43,100	478
Versant Media Group, Inc., Class A	— (b)	— (b)
		192,684

Health care 7.05%
Eli Lilly and Co.	32,088	38,487
Novo Nordisk AS, Class B	365,063	17,514
Vertex Pharmaceuticals, Inc. (a)	32,682	16,234
Johnson & Johnson	40,443	10,271
Abbott Laboratories	77,668	7,048
Gilead Sciences, Inc.	55,344	6,992
UnitedHealth Group, Inc.	15,517	6,449
AstraZeneca PLC (GBP denominated)	33,655	6,296
Takeda Pharmaceutical Co., Ltd.	184,300	5,819
Stryker Corp.	17,968	5,657
AbbVie, Inc.	20,563	5,175
Sanofi	51,831	4,429
Amgen, Inc.	12,096	4,380
Thermo Fisher Scientific, Inc.	8,453	4,238
Molina Healthcare, Inc. (a)	10,980	2,511
EssilorLuxottica SA	11,261	2,113
BioMarin Pharmaceutical, Inc. (a)	35,619	2,038
Medtronic PLC	24,360	1,906
Medline, Inc., Class A (a)	48,036	1,895
Argenx SE, non-registered shares (a)	1,864	1,729
WuXi AppTec Co., Ltd., Class H	68,500	1,347
Danaher Corp.	6,996	1,333
Fresenius SE & Co. KGaA	11,068	505
Boston Scientific Corp. (a)	9,698	414
Insulet Corp. (a)	2,281	347
Alnylam Pharmaceuticals, Inc. (a)	1,101	331
GE HealthCare Technologies, Inc.	— (b)	— (b)
		155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722	26,472
Vale SA (ADR), ordinary nominative shares	258,934	3,895
Freeport-McMoRan, Inc.	341,509	21,478
First Quantum Minerals, Ltd. (a)	346,898	9,476
Linde PLC	18,197	9,443
Anglo American PLC	162,264	7,947
Air Products and Chemicals, Inc.	26,611	7,802
Glencore PLC	952,397	6,496
Southern Copper Corp.	34,802	6,065
Eldorado Gold Corp. (CAD denominated)	148,010	4,607
Eldorado Gold Corp.	35,737	1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704	4,690
Smurfit Westrock PLC	87,666	4,055
Heidelberg Materials AG, non-registered shares	20,896	3,986
Anglogold Ashanti PLC	46,315	3,746
Rio Tinto PLC	38,975	3,686
Grupo Mexico, SAB de CV, Series B	238,517	2,704
Corteva, Inc.	30,855	2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033	2,491
Lundin Mining Corp.	92,188	2,246
Franco-Nevada Corp.	9,405	1,960
Antofagasta PLC	37,890	1,924
CRH PLC	15,651	1,675

65	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321
		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447
		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349

American Funds Insurance Series	66

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169
		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323
		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694
		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131
		17,132
Total common stocks (cost: $1,126,263,000)		2,100,802

67	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Preferred securities 0.63%	Shares	Value (000)
Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697
		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660
		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34
		737
Total preferred securities (cost: $13,400,000)		13,945
Convertible stocks 0.78%
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788
Total convertible stocks (cost: $18,059,000)		17,108
Bonds, notes & other debt instruments 0.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031	23,000	3,876
		4,504
Total bonds, notes & other debt instruments (cost: $4,619,000)		4,504
Short-term securities 3.32%	Shares
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252
Total short-term securities (cost: $73,253,000)		73,252
Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)
Net assets 100.00%		$2,205,672

American Funds Insurance Series	68

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%
Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02
Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01
Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	— (h)
Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	— (h)
Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	— (h)
Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03
Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

69	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840
		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775
		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238

American Funds Insurance Series	70

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486
		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374
		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232
		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770
		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562

71	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135
		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237
		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524
		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557
		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006
		316,614
Total common stocks (cost: $22,770,035,000)		44,635,088
Convertible stocks 0.02%
Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205
Total convertible stocks (cost: $9,872,000)		9,205

American Funds Insurance Series	72

Growth-Income Fund (continued)
Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027
Total short-term securities (cost: $1,371,017,000)		1,371,027
Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320
Other assets less liabilities (0.15)%		(71,123)
Net assets 100.00%		$45,944,197
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—
Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267
Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

73	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.57%	Shares	Value (000)
Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248
		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937

American Funds Insurance Series	74

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	— (c)
		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118

75	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87
		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601

American Funds Insurance Series	76

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	— (c)
		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66
		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055

77	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380
		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2
		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231
		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101

American Funds Insurance Series	78

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	— (c)
		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28
		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151
		5,956
Total common stocks (cost: $272,642,000)		428,784
Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13
		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263
Total preferred securities (cost: $450,000)		550

79	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 4.30%	Shares	Value (000)
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483
Total short-term securities (cost: $19,483,000)		19,483
Total investment securities 98.99% (cost: $292,575,000)		448,817
Other assets less liabilities 1.01%		4,602
Net assets 100.00%		$453,419
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$— (c)	$19,483	$262
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(b)	4/20/2026	$162	$174	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	— (h)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	— (h)
Total		$429	$461	0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

American Funds Insurance Series	80

International Growth and Income Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

81	American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2026unaudited

Common stocks 75.84%	Shares	Value (000)
Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016

American Funds Insurance Series	82

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	— (b)
		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604
		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547

83	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276
		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286
		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436

American Funds Insurance Series	84

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589
		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314
		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395

85	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144
		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177
		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140
		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157

American Funds Insurance Series	86

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98
		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129
		37,609
Total common stocks (cost: $861,213,000)		1,342,585
Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580
Total preferred securities (cost: $2,844,000)		2,580
Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422
		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343
		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638

87	American Funds Insurance Series

Capital Income Builder (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	$1,561
Total convertible stocks (cost: $22,853,000)		22,573
Bonds, notes & other debt instruments 16.58%	Principal amount (000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD995	986
U.S. Treasury 2.00% 11/15/2026	2,800	2,780
U.S. Treasury 4.625% 11/15/2026	1,200	1,203
U.S. Treasury 4.00% 1/15/2027	6,541	6,543
U.S. Treasury 0.50% 4/30/2027	2,375	2,307
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,797
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 4.00% 2/29/2028	745	743
U.S. Treasury 1.25% 3/31/2028	1,350	1,284
U.S. Treasury 3.625% 3/31/2028	3	3
U.S. Treasury 4.125% 6/30/2028	23,127	23,115
U.S. Treasury 3.50% 12/15/2028	624	614
U.S. Treasury 3.50% 2/15/2029	62	61
U.S. Treasury 4.125% 6/15/2029	10,870	10,861
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	370
U.S. Treasury 3.625% 9/30/2030	809	791
U.S. Treasury 4.125% 6/30/2031	17,054	16,995
U.S. Treasury 3.75% 8/31/2031	1,257	1,230
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.25% 6/30/2033	8,972	8,937
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.375% 5/15/2036	13,748	13,676
U.S. Treasury 4.375% 11/15/2039	1,011	982
U.S. Treasury 4.75% 2/15/2041	1,730	1,731
U.S. Treasury 2.00% 11/15/2041	300	208
U.S. Treasury 5.00% 5/15/2046	2,330	2,347
U.S. Treasury 2.375% 5/15/2051	196	123
U.S. Treasury 4.00% 11/15/2052	152	130
U.S. Treasury 4.75% 5/15/2055	422	409
U.S. Treasury 4.75% 2/15/2056	18,029	17,514
U.S. Treasury 5.00% 5/15/2056	1,260	1,273
		119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	41	38
Total U.S. Treasury bonds & notes		119,191
Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	— (b)	— (b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	663	623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	230	216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1	1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5	5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)	170	171

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)	88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)	60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)	769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)	80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	89	91

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1	1

American Funds Insurance Series	90

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)	297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)	1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)	334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)	8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)	303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	82	81

91	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)	53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	249	226

American Funds Insurance Series	92

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD36	$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	146	150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	66	68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	6	6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	11	11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	315	323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	224	229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	18	18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	14	14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	340	360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	343	337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)	523	515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	80	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	169	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	160	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	76	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	63	57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	786	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	251	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	401	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	605	591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	864	822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)	48	46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)	137	138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)	137	140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	143	140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,516	2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	53	50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	335	332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	902	894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24	22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	363	365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	77	77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (b)	— (b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)	489	391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)	323	270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)	1,575	1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)	96	87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)	3,082	2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)	718	688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)	792	778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)	498	499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)	29	30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)	3,134	3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)	200	212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)	943	753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)	1,012	845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)	193	175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)	347	341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)	345	346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)	1,314	1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)	2,046	2,151
		70,003

93	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)	136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)	52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)	375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)	3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)	2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)	610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)	125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)	554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	71	71
		10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)	296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	126

American Funds Insurance Series	94

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)	47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)	157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)	100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)	120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)	104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)	597	592
		7,830
Total mortgage-backed obligations		87,852
Corporate bonds and notes 4.11%
Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	689
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036	89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Athene Global Funding 5.133% 6/1/2029 (h)	166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35

95	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	174
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)	385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)	317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)	147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	1,550	1,552
Navient Corp. 5.00% 3/15/2027	150	149
Navient Corp. 5.625% 8/1/2033	360	298
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)	600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10

American Funds Insurance Series	96

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82
		17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	27
Alphabet, Inc. 4.80% 2/15/2036	153	150
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD869	851
AT&T, Inc. 5.40% 2/15/2034	107	109
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	461
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Charter Communications Operating, LLC 6.55% 6/1/2034	37	38
Charter Communications Operating, LLC 5.85% 12/1/2035	297	288
Charter Communications Operating, LLC 4.80% 3/1/2050	56	42
Charter Communications Operating, LLC 5.25% 4/1/2053	67	52
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029	300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042	286	210
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	202
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	52
Meta Platforms, Inc. 4.875% 11/15/2035	325	316
Meta Platforms, Inc. 5.50% 11/15/2045	134	124
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	260
Meta Platforms, Inc. 5.55% 8/15/2064	40	35
Meta Platforms, Inc. 5.75% 11/15/2065	138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	100	100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	760
Snap, Inc. 6.875% 3/1/2033 (h)	200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)	442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)	455	449
T-Mobile USA, Inc. 3.875% 4/15/2030	625	606
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184

97	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	341
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
		9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	40
Amazon.com, Inc. 5.45% 11/20/2055	155	147
Amazon.com, Inc. 5.55% 11/20/2065	70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)	465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)	175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036	700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	404
Hyundai Capital America 5.275% 6/24/2027 (h)	55	55
Hyundai Capital America 4.60% 4/6/2028 (h)	501	500
McDonald’s Corp. 5.15% 9/9/2052	10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)	31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)	67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)	131	133
Newell Brands, Inc. 6.375% 5/15/2030	160	162
Newell Brands, Inc. 6.625% 5/15/2032	180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)	30	30
		7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	231
AbbVie, Inc. 5.55% 3/15/2056	26	26
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)	300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)	118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)	91	62
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 2/19/2031	334	328

American Funds Insurance Series	98

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD133	$128
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 4.85% 2/19/2036	187	183
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	336
Baxter International, Inc. 3.132% 12/1/2051	25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	318
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	253	259
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	14	14
		7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
AES Corp. 5.20% 7/15/2029	500	503
AES Corp. 3.95% 7/15/2030 (h)	425	407
DTE Electric Co. 4.85% 3/1/2036	275	269
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 5.45% 6/15/2029	100	101

99	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD132	$138
Edison International 4.80% 3/15/2031	100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 4.75% 5/18/2031	100	100
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030	359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031	41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032	84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036	332	332
PacifiCorp 5.30% 2/15/2031	25	25
PacifiCorp 5.10% 4/15/2031	525	530
PacifiCorp 5.45% 4/15/2033	550	558
PacifiCorp 5.80% 4/15/2036	297	305
PacifiCorp 6.10% 8/1/2036	33	34
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)	410	410
Southern California Edison Co. 5.15% 6/1/2029	105	106
Southern California Edison Co. 2.50% 6/1/2031	206	184
Southern California Edison Co. 4.80% 3/15/2033	489	480
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)	179	181
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	63
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	163
Oracle Corp. 5.875% 9/26/2045	40	35

American Funds Insurance Series	100

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD76	$72
Oracle Corp. 6.00% 8/3/2055	110	94
Oracle Corp. 5.95% 9/26/2055	95	81
Oracle Corp. 6.70% 2/4/2056	132	124
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)	520	519
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	776
Synopsys, Inc. 5.70% 4/1/2055	380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79
		5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	204
Boeing Co. (The) 6.259% 5/1/2027	376	381
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)	120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	150	148
Icahn Enterprises, LP 5.25% 5/15/2027	440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)	70	72
Republic Services, Inc. 5.00% 4/1/2034	13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	67
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)	200	196
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41

101	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD9	$9
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	269
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)	55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)	89	87
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	808	830
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84
		4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)	265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	99
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	42
Service Properties Trust 3.95% 1/15/2028	480	468
Service Properties Trust 8.625% 11/15/2031 (h)	700	738
		3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	261
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	102

American Funds Insurance Series	102

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD69	$78
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	116
H.J. Heinz Co. 4.875% 10/1/2049	235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	107
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	166
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	143
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	143
Mondelez International, Inc. 4.75% 8/28/2034	127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	113
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	72
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)	45	45
		3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 7.35% 11/15/2028	36	38
Celanese US Holdings, LLC 7.55% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.45% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	721
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	74
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	38	38
LYB International Finance III, LLC 3.625% 4/1/2051	102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316
		2,509
Total corporate bonds and notes		72,753

103	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.53%
Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	54	55
		5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	150	151
		3,161

American Funds Insurance Series	104

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)	117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)	100	101
		864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)	81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	35	32
		333
Total asset-backed obligations		9,369
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030	200	187
United Mexican States 6.25% 8/27/2037	1,125	1,126
United Mexican States 7.375% 5/13/2055	245	260
		1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	175
Total bonds & notes of governments & government agencies outside the U.S.		3,288
Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)	583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)	183	184
Total loans		712
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	141
Total municipals		322
Total bonds, notes & other debt instruments (cost: $295,141,000)		293,487

105	American Funds Insurance Series

Capital Income Builder (continued)
Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448
Total investment funds (cost: $41,746,000)		38,448
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390
Total short-term securities (cost: $88,383,000)		88,390
Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)
Net assets 100.00%		$1,770,385
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026	82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026	24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026	330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026	(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026	9,989	352
					$256
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	— (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)
						$9

American Funds Insurance Series	106

Capital Income Builder (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$244	$—	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	4	—	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	117	—	117
						$365	$—	$365
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,180	$4	$—	$4
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD416	$(34)	$(33)	$(1)
CDX.EM.45	1.00%	Quarterly	6/20/2031	140	2	4	(2)
					$(32)	$(29)	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,148	$25	$24	$1
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$—	$—	$(543)	$38,448	$893

107	American Funds Insurance Series

Capital Income Builder (continued)
Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439
Total 7.16%				$1	$(558)	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation

HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	108

Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Common stocks 61.48%	Shares	Value (000)
Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867
		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211
		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249
		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721
		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624
		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	— (d)
		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051
		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542
		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55
		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103
		23,779
Total common stocks (cost: $8,837,905,000)		17,419,422
Preferred securities 0.23%
Information technology 0.23%
Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837
Total preferred securities (cost: $64,479,000)		64,850
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780
		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664
		1,336
Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Convertible bonds & notes 0.13%	Principal amount (000)	Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	7,009
		17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,887
		5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	3,366
		5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,658
		4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030	881	1,503
Total convertible bonds & notes (cost: $28,349,000)		38,572
Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027	1,258	1,259
U.S. Treasury 2.625% 5/31/2027	96,250	94,985
U.S. Treasury 0.50% 6/30/2027	28,098	27,118
U.S. Treasury 3.75% 6/30/2027	18,100	18,037
U.S. Treasury 4.125% 9/30/2027	90,000	89,978
U.S. Treasury 3.375% 11/30/2027	118	116
U.S. Treasury 3.375% 2/29/2028	143,000	141,227
U.S. Treasury 4.00% 2/29/2028	46,200	46,081
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	177,790	176,924
U.S. Treasury 3.50% 4/30/2028	5,600	5,535
U.S. Treasury 4.00% 5/31/2028	16,000	15,954
U.S. Treasury 4.125% 6/30/2028	416,557	416,338
U.S. Treasury 4.00% 1/31/2029	8,844	8,808
U.S. Treasury 2.875% 4/30/2029	50,000	48,292
U.S. Treasury 4.125% 6/15/2029	1,556	1,555

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD36,885	$36,974
U.S. Treasury 4.00% 3/31/2030	83,865	83,341
U.S. Treasury 0.625% 5/15/2030	9,358	8,178
U.S. Treasury 3.875% 6/30/2030	21,920	21,667
U.S. Treasury 4.00% 7/31/2030	8,160	8,102
U.S. Treasury 4.875% 10/31/2030	10,491	10,768
U.S. Treasury 3.50% 11/30/2030	7,890	7,669
U.S. Treasury 3.50% 2/28/2031	141,000	136,875
U.S. Treasury 3.875% 3/31/2031	251,942	248,399
U.S. Treasury 4.125% 5/31/2031	16,000	15,944
U.S. Treasury 4.125% 6/30/2031	288,579	287,576
U.S. Treasury 4.25% 6/30/2031	17,165	17,193
U.S. Treasury 2.875% 5/15/2032	50,000	46,428
U.S. Treasury 4.00% 6/30/2032	17,325	17,085
U.S. Treasury 4.125% 11/15/2032	648	642
U.S. Treasury 3.50% 2/15/2033	27,034	25,797
U.S. Treasury 4.25% 3/31/2033	12,207	12,171
U.S. Treasury 4.25% 6/30/2033	132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)	138,911	135,096
U.S. Treasury 4.375% 5/15/2034	14,285	14,292
U.S. Treasury 4.25% 11/15/2034	2,075	2,055
U.S. Treasury 4.00% 11/15/2035	75,230	72,779
U.S. Treasury 4.375% 5/15/2036	140,739	140,002
U.S. Treasury 1.375% 11/15/2040	59,338	38,385
U.S. Treasury 1.75% 8/15/2041	24,960	16,739
U.S. Treasury 2.00% 11/15/2041	1,058	733
U.S. Treasury 4.625% 5/15/2044	14,927	14,422
U.S. Treasury 5.00% 5/15/2045	3,325	3,354
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	6,986	6,707
U.S. Treasury 5.00% 5/15/2046	207,042	208,595
U.S. Treasury 3.00% 5/15/2047	8,383	6,224
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,378
U.S. Treasury 4.00% 11/15/2052	5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)	145,025	116,031
U.S. Treasury 3.625% 5/15/2053	18,989	15,178
U.S. Treasury 4.25% 2/15/2054	23,191	20,694
U.S. Treasury 4.25% 8/15/2054	37,315	33,318
U.S. Treasury 4.625% 2/15/2055	6,175	5,869
U.S. Treasury 4.625% 11/15/2055	37,200	35,393
U.S. Treasury 4.75% 2/15/2056	163,827	159,142
		3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	12,940	12,158
		43,838
Total U.S. Treasury bonds & notes		3,348,344
Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	2,407	2,569

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	2,885	2,945
American International Group, Inc. 5.125% 3/27/2033	1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034	230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029	133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030	111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032	534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056	133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Ares Capital Corp. 5.55% 1/15/2030	8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)	940	871
Athene Holding, Ltd. 6.625% 5/19/2055	290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)	430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)	12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)	947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)	5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)	2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)	2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029	257	246
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030	259	252
Blackstone Private Credit Fund 6.25% 1/25/2031	839	840
Blackstone Private Credit Fund 5.35% 3/12/2031	2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031	837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)	2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)	8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)	9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032	358	359
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055	1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)	1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	341	346

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)	695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	2,500	2,498
Citibank, NA 4.914% 5/29/2030	4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	1,551	1,563
CME Group, Inc. 3.75% 6/15/2028	3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027	914	908
Corebridge Financial, Inc. 3.85% 4/5/2029	556	544
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	154
Corebridge Financial, Inc. 4.40% 4/5/2052	438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)	660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)	1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)	300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031	10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)	1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)	823	823
HPS Corporate Lending Fund 6.25% 9/30/2029	1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030	1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)	809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,064

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)	1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)	794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)	707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032	551	543
Mastercard, Inc. 4.85% 3/9/2033	258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	13,443	13,408
Morgan Stanley 3.125% 7/27/2026	325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	311	311
Navient Corp. 7.875% 6/15/2032	20	19

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026	593	591
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)	442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)	855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)	596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,165
Progressive Corp. 4.60% 3/26/2031	845	843
Progressive Corp. 5.15% 3/26/2036	5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051	677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)	1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047	771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	1,677	1,767
U.S. Bancorp 2.375% 7/22/2026	3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)	3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)	6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040	1,344	998
		666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,176

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036	9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028	825	818
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048	428	365
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)	4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)	1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)	1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029	1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,646

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
McDonald’s Corp. 4.60% 9/9/2032	642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)	475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	747
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030	535	543
Newell Brands, Inc. 6.625% 5/15/2032	385	390
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046	475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032	920	941
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,107
Starbucks Corp. 5.00% 2/15/2034	332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)	3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)	400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,891
		336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031	2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032	177	174
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035	4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,074
Altice France 6.50% 4/15/2032 (f)	3,404	3,293
AT&T, Inc. 4.75% 4/30/2033	11,075	10,841
AT&T, Inc. 5.40% 2/15/2034	1,369	1,388
AT&T, Inc. 3.50% 9/15/2053	5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042	6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052	14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055	775	739
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,560

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027	288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032	6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042	6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052	664	447
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,441
EchoStar Corp. 10.75% 11/30/2029	6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,826
Embarq, LLC 7.995% 6/1/2036	8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)	7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	843
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036	512	509
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056	156	155
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	4,083	4,077
Orange 4.75% 1/13/2033 (f)	5,923	5,812
Orange 5.00% 1/13/2036 (f)	798	780
Orange 5.75% 1/13/2056 (f)	325	325
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028	416	418
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035	833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)	4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)	16	16
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037	181	181
Verizon Communications, Inc. 2.85% 9/3/2041	238	169
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,700

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,496
		271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,682
Abbott Laboratories 4.30% 3/15/2033	6,750	6,549
Abbott Laboratories 4.65% 3/15/2036	10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036	966	945
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056	707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)	6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)	1,990	1,360
Amgen, Inc. 4.20% 2/19/2031	4,389	4,305
Amgen, Inc. 5.25% 3/2/2033	9,300	9,467
Amgen, Inc. 4.85% 2/19/2036	5,467	5,358
Amgen, Inc. 5.60% 3/2/2043	1,500	1,492
Amgen, Inc. 5.50% 2/19/2046	6,029	5,851
Amgen, Inc. 5.65% 3/2/2053	253	246
Amgen, Inc. 5.65% 2/19/2056	5,222	5,102
Amgen, Inc. 4.40% 2/22/2062	1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	934
Baxter International, Inc. 5.65% 12/15/2035	682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,075	4,157
Centene Corp. 2.45% 7/15/2028	3,025	2,876
Centene Corp. 4.625% 12/15/2029	2,350	2,281
Cigna Group (The) 5.25% 1/15/2036	7,000	7,020
CVS Health Corp. 5.00% 1/30/2029	3,831	3,866
CVS Health Corp. 5.40% 6/1/2029	4,144	4,235
CVS Health Corp. 5.55% 6/1/2031	3,039	3,131
CVS Health Corp. 5.70% 6/1/2034	4,053	4,185
CVS Health Corp. 6.20% 9/15/2055	380	389
DaVita, Inc. 6.875% 9/1/2032 (f)	10	10
Elevance Health, Inc. 5.20% 2/15/2035	610	611
Elevance Health, Inc. 5.125% 2/15/2053	308	276
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,824

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)	535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035	500	504
Humana, Inc. 5.375% 4/15/2031	2,862	2,902
Humana, Inc. 5.55% 5/1/2035	6,289	6,301
Humana, Inc. 5.75% 4/15/2054	1,359	1,276
Humana, Inc. 6.00% 5/1/2055	370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)	442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)	325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027	570	563
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	943
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,202
Summa Health 3.511% 11/15/2051	1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	663
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,691
		260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)	2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)	870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,523

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	404
EOG Resources, Inc. 4.40% 7/15/2028	410	409
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,015
EQT Corp. 7.50% 6/1/2030	642	693
EQT Corp. 4.75% 1/15/2031	1,635	1,620
Equinor ASA 4.25% 11/23/2041	1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	970	968
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	790
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	925
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)	945	922
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)	7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)	1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	721
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)	2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)	1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	817
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041	41	37
Petroleos Mexicanos 6.375% 1/23/2045	16	14
Petroleos Mexicanos 6.75% 9/21/2047	139	119
Petroleos Mexicanos 6.35% 2/12/2048	23	19
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060	163	137
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031	2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033	3,217	3,200

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)	525	552
SM Energy Co. 8.75% 7/1/2031 (f)	735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,505
Sunoco, LP 4.50% 5/15/2029	925	905
Sunoco, LP 4.50% 4/30/2030	1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)	510	493
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)	530	535
Sunoco, LP 5.875% 3/15/2034 (f)	580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)	1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)	2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,093
		218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)	599	593
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030	945	957
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	241
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034	7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050	2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054	2,093	2,354

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031	962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,690
CSX Corp. 4.25% 3/15/2029	1,062	1,054
CSX Corp. 4.10% 11/15/2032	5,808	5,624
CSX Corp. 5.05% 6/15/2035	6,111	6,126
Eaton Corp. 4.50% 3/6/2033	3,095	3,031
Eaton Corp. 4.80% 3/6/2036	5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031	201	198
GE Vernova, Inc. 4.875% 2/4/2036	374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)	5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053	380	318
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,885
Paychex, Inc. 5.60% 4/15/2035	427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,638
RTX Corp. 5.15% 2/27/2033	2,669	2,719
RTX Corp. 5.375% 2/27/2053	3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)	6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052	436	279
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060	546	394
Union Pacific Corp. 3.799% 4/6/2071	545	375

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,859
		208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,272
Amphenol Corp. 4.40% 2/15/2033	743	723
Amphenol Corp. 4.625% 2/15/2036	7,296	7,047
Amphenol Corp. 5.30% 11/15/2055	3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)	1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)	1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	1,215	1,231
Intel Corp. 3.05% 8/12/2051	3,212	2,011
Intel Corp. 5.60% 2/21/2054	6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	370	371
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036	500	496
Oracle Corp. 4.95% 2/4/2031	1,869	1,830
Oracle Corp. 5.50% 8/3/2035	647	619
Oracle Corp. 5.20% 9/26/2035	8,356	7,826
Oracle Corp. 5.70% 2/4/2036	12,110	11,732
Oracle Corp. 5.875% 9/26/2045	280	245
Oracle Corp. 6.00% 8/3/2055	4,451	3,793
Oracle Corp. 5.95% 9/26/2055	4,112	3,497
Oracle Corp. 6.70% 2/4/2056	14,207	13,380
Oracle Corp. 6.10% 9/26/2065	3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)	3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)	778	733
Viasat, Inc. 6.50% 7/15/2028 (f)	3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)	1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)	295	310
		164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029	950	956
AES Corp. 3.95% 7/15/2030 (f)	2,275	2,180
AES Corp. 5.75% 7/15/2033	1,350	1,359

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)	1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045	972	821
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031	4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035	525	526
Consumers Energy Co. 5.125% 5/1/2036	7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)	2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031	1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036	9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	579
Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 6.95% 11/15/2029	2,275	2,378
Edison International 6.25% 3/15/2030	3,492	3,589
Edison International 5.25% 3/15/2032	6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)	1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)	1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055	650	612
MidAmerican Energy Co. 5.50% 11/15/2056	225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	702
NiSource, Inc. 5.30% 5/18/2036	50	50
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	590
Northern States Power Co. 5.40% 3/15/2054	175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)	3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)	2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036	50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,500	2,089
PacifiCorp 2.70% 9/15/2030	1,600	1,471
PacifiCorp 5.30% 2/15/2031	1,613	1,638
PacifiCorp 5.10% 4/15/2031	9,052	9,137
PacifiCorp 5.45% 4/15/2033	10,613	10,777
PacifiCorp 5.45% 2/15/2034	813	823
PacifiCorp 5.80% 4/15/2036	4,166	4,278
PacifiCorp 6.25% 10/15/2037	138	145
PacifiCorp 4.15% 2/15/2050	1,475	1,121
PacifiCorp 5.35% 12/1/2053	2,999	2,692
PacifiCorp 5.50% 5/15/2054	2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,685

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035	605	613
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	6,675	6,669
Union Electric Co. 5.75% 9/15/2056	200	200
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,227
		164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030	124	131
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	650
BAT Capital Corp. 4.54% 8/15/2047	627	517
Campbell’s Co. (The) 4.75% 3/23/2035	952	889
Clorox Co. 4.70% 5/15/2031	1,032	1,026
Clorox Co. 4.95% 5/15/2033	817	809
Clorox Co. 5.25% 5/15/2036	1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028	842	798
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 4.85% 5/6/2031	1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)	507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)	385	387
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,183

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD319	$322
Philip Morris International, Inc. 4.875% 2/15/2028	623	627
Philip Morris International, Inc. 4.625% 11/1/2029	703	704
Philip Morris International, Inc. 5.625% 11/17/2029	154	159
Philip Morris International, Inc. 5.125% 2/15/2030	433	440
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032	770	747
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)	5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	695	695
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,001
		132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030	2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033	1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035	1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036	196	195
Dow Chemical Co. (The) 4.375% 11/15/2042	138	111
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Dow Chemical Co. (The) 4.80% 5/15/2049	435	348
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	701
Ecolab, Inc. 4.80% 6/15/2031	9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033	9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036	4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)	2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)	2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034	778	772
LYB International Finance III, LLC 6.15% 5/15/2035	1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036	5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	1,205	1,186
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,360

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	3,125	3,172
Westlake Corp. 4.375% 11/15/2047	448	348
		93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	313
American Tower Corp. 1.45% 9/15/2026	246	245
American Tower Corp. 3.55% 7/15/2027	1,277	1,266
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,136
American Tower Corp. 2.30% 9/15/2031	1,344	1,186
American Tower Corp. 2.95% 1/15/2051	1,792	1,125
Boston Properties, LP 6.50% 1/15/2034	2,223	2,360
Boston Properties, LP 5.75% 1/15/2035	2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)	1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,025
Prologis, LP 4.875% 6/15/2028	1,357	1,369
Prologis, LP 4.75% 6/15/2033	2,359	2,338
Prologis, LP 5.00% 3/15/2034	1,850	1,847
Prologis, LP 5.00% 1/31/2035	1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)	1,000	928
Service Properties Trust 3.95% 1/15/2028	1,290	1,258
Service Properties Trust 4.95% 10/1/2029	1,610	1,518
Service Properties Trust 4.375% 2/15/2030	339	308
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,140
Service Properties Trust 8.875% 6/15/2032	2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031	785	707
UDR, Inc. 2.95% 9/1/2026	681	679
		87,174
Total corporate bonds and notes		2,605,316

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD— (d)	$— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	4	4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1	1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	107	109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	67	68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	193	191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	201	189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	190	191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	452	474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	109	114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,517	3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	38	40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	307	322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	55	56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	105	98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	34	35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	546	573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6	6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	200	211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	597	630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	5	5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	185	196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	128	134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	11	12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	434	455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	60	62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	5	5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	41	43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	120	126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	144	150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	298	310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,014	4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,264	12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,176	2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,228	1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	666	642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	620	597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,886	3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,320	5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	869	809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	1,974	1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	78	74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	258	234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	937	889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,030	951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,590	1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	335	303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	114	105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	7	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,255	1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,634	1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,278	1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,101	3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	406	341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	293	245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,245	7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	501	402

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	10,864	8,690

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)	44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)	2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)	1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)	868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)	35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	885	744

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)	41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)	447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)	3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)	32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	4,856	5,028

135	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,637	1,532

American Funds Insurance Series	136

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)	155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)	1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)	161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)	27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)	386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)	263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)	120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)	2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)	112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)	30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)	125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	2,937	2,676

137	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)	299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)	2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)	2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)	1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)	80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)	898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,071	5,656

American Funds Insurance Series	138

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)	4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)	33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)	1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)	154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)	87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)	57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)	903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)	33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152

139	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,814	1,822

American Funds Insurance Series	140

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)	63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)	44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)	29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)	2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)	5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)	5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)	2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)	114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)	100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)	3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)	143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)	2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)	134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,055	5,777

141	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)	50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)	125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)	2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)	55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)	48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)	10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)	727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)	19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)	592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)	146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)	23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)	44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)	1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)	10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)	319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)	13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)	72,150	73,527
		1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,419

American Funds Insurance Series	142

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)	3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)	3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)	1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)	3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)	11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)	6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)	1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)	5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)	2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)	8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)	2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)	1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)	576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)	3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	2,194	1,956

143	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)	9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)	345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)	5,000	5,014
		193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)	4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)	1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)	359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)	1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)	2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)	3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)	3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)	6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)	1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)	1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)	460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)	3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)	1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)	1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)	4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)	944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)	921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)	426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)	2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)	2,392	2,377
		67,365
Total mortgage-backed obligations		2,179,816

American Funds Insurance Series	144

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)	2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)	5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)	6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)	1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)	1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)	4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)	520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)	438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)	6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	421	420

145	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137
		224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)	2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)	305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)	2,901	2,899

American Funds Insurance Series	146

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)	850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	2,618	2,624
		179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)	640	637
		31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,499	3,295

147	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)	3,102	3,078
		18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)	3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)	2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)	1,000	1,001
		10,456
Total asset-backed obligations		463,329
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,701
United Mexican States 4.75% 4/27/2032	2,305	2,212
United Mexican States 5.375% 3/22/2033	1,295	1,270
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,857
United Mexican States 6.25% 8/27/2037	17,535	17,558
United Mexican States 6.625% 1/29/2038	200	205
United Mexican States 6.125% 2/9/2038	937	920
United Mexican States 7.375% 5/13/2055	4,235	4,499
United Mexican States 3.771% 5/24/2061	1,528	920
		61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,052
Ontario (Province of) 3.90% 9/4/2030	8,228	8,110
		20,632

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050	7,782	6,009
		9,029

American Funds Insurance Series	148

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054	2,310	2,306
Peru (Republic of) 2.78% 12/1/2060	3,383	1,855
		6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,619
		5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	723
Total bonds & notes of governments & government agencies outside the U.S.		114,748
Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)	2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)	1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)	2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)	1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)	1,280	1,286
		8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)	220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)	900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)	3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)	4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)	104	104
		7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)	1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)	41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)	2,031	1,894
		7,086

149	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)	2,530	2,536
		3,014

Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)	2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)	122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)	2,353	2,356
		2,605

Industrials 0.01%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)	2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)	559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)	1,372	— (d)
		1,652
Total loans		35,319
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,408
		9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,900	4,433

American Funds Insurance Series	150

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD5,710	$5,617
Total municipals		21,749
Total bonds, notes & other debt instruments (cost: $8,927,852,000)		8,768,621
Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)	89,196,808	747,469
Total investment funds (cost: $742,941,000)		747,469
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)	18,153,356	1,815,154
Total short-term securities (cost: $1,815,118,000)		1,815,154
Total investment securities 101.97% (cost: $20,457,908,000)		28,893,579
Other assets less liabilities (1.97)%		(558,858)
Net assets 100.00%		$28,334,721
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026	872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026	145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026	(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026	328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026	(81,890)	(2,226)
					$6,716
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	$1,712	$—	$1,712
SOFR	Annual	3.639%	Annual	1/14/2033	USD144,154	2,277	—	2,277
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	1,306	—	1,306
						$5,295	$—	$5,295

151	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	112,022	(2,458)	(1,813)	(645)
					$(9,000)	$(7,922)	$(1,078)
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997
Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%
Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	— (r)
Total		$83,965	$89,999	0.32%

American Funds Insurance Series	152

Asset Allocation Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

153	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2026unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309
		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375
		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover Rück SE	1,599	443
HDFC Bank, Ltd.	43,707	370
		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311
		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90
		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513
		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581
		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60
		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819
		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527
		11,921

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.01%
CTP NV	2,867	$52
Total common stocks (cost: $185,222,000)		282,564
Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337
Total preferred securities (cost: $1,497,000)		1,337
Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779
		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271
Total convertible stocks (cost: $4,444,000)		4,211
Bonds, notes & other debt instruments 30.88%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	520
Japan, Series 346, 0.10% 3/20/2027	134,150	819
Japan, Series 474, 0.70% 7/1/2027	53,050	325
Japan, Series 352, 0.10% 9/20/2028	78,500	469
Japan, Series 358, 0.10% 3/20/2030	37,400	217
Japan, Series 363, 0.10% 6/20/2031	132,850	747
Japan, Series 373, 0.60% 12/20/2033	55,750	303
Japan, Series 152, 1.20% 3/20/2035	284,700	1,572
Japan, Series 176, 0.50% 3/20/2041	92,050	385
Japan, Series 179, 0.50% 12/20/2041	96,300	392
Japan, Series 42, 1.70% 3/20/2044	86,550	408
Japan, Series 192, 2.40% 3/20/2045	165,550	860
Japan, Series 74, 1.00% 3/20/2052	63,400	208
Japan, Series 76, 1.40% 9/20/2052	41,100	150
Japan, Series 77, 1.60% 12/20/2052	76,750	294
Japan, Series 90, 3.70% 3/20/2056	226,900	1,350
		9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032	540	533
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	164

157	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$152
Germany (Federal Republic of) 0% 8/15/2052	290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	1,500	1,674
		6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR43,800	451
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	855
European Investment Bank 7.40% 10/23/2033	INR19,300	205
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	45
European Union 3.625% 12/12/2040	1,475	1,682
European Union 4.00% 10/12/2055	300	342
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	169
International Finance Corp. 0% 4/26/2052	MXN18,660	105
		4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP410	528
United Kingdom 1.00% 1/31/2032	750	830
United Kingdom 4.25% 6/7/2032	515	680
United Kingdom 3.25% 1/31/2033	330	407
United Kingdom 4.75% 10/22/2035	270	358
United Kingdom 3.25% 1/22/2044	504	510
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	205	228
United Kingdom 2.50% 7/22/2065	340	239
		4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	271
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	903
Italy (Republic of) 4.20% 3/1/2034	900	1,088
Italy (Republic of) 3.65% 8/1/2035	795	918
Italy (Republic of) 4.50% 10/1/2053	210	246
Italy (Republic of) 4.30% 10/1/2054	220	249
Italy (Republic of) 4.65% 10/1/2055	160	190
		3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	317
		3,159

American Funds Insurance Series	158

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	454
French Republic O.A.T. 0% 11/25/2030	1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032	430	458
French Republic O.A.T. 3.80% 6/25/2037	150	173
French Republic O.A.T. 3.25% 5/25/2045	160	162
French Republic O.A.T. 3.75% 5/25/2056	225	228
		2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027	335	377
Spain (Kingdom of) 0.80% 7/30/2027	490	550
Spain (Kingdom of) 0.50% 10/31/2031	165	167
Spain (Kingdom of) 3.15% 4/30/2033	227	262
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	75	87
Spain (Kingdom of) 3.45% 10/31/2034	145	169
Spain (Kingdom of) 3.30% 4/30/2036	90	103
Spain (Kingdom of) 3.40% 10/31/2036	245	281
		2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031	4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	237	38
		2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	81
New South Wales Treasury Corp. 5.25% 10/17/2034	582	407
New South Wales Treasury Corp. 4.25% 2/20/2036	340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	228
		2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041	101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	122
		2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	221

159	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	691,550	417
		2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP785,300	228
		1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	799
Canada (Government of) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	94
Ontario (Province of) 4.05% 4/16/2031	USD150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP328	433
		1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054	500	561
		1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	211
		518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	157
		420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031	370	373

American Funds Insurance Series	160

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	76
		328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	43
		239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	112
Ireland (Republic of) 3.00% 10/18/2043	80	87
		199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	59
Total bonds & notes of governments & government agencies outside the U.S.		56,737
Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250

161	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	216
BNP Paribas SA 1.625% 7/2/2031	EUR200	208
BPCE SA 4.50% 1/13/2033	100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)	200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)	100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	245
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)	100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)	100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)	190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR100	118
KfW 2.375% 6/29/2029	40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)	170	196
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26

American Funds Insurance Series	162

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	150	175
		10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	157
Amprion Gmbh 3.971% 9/22/2032	EUR300	352
Consumers Energy Co. 5.125% 5/1/2036	USD125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR100	116
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)	200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD196	185
Engie SA 7.00% 10/30/2028	GBP50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD600	620
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035	60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
PacifiCorp 5.80% 4/15/2036	55	57
PacifiCorp 5.80% 1/15/2055	145	138
Public Service Co. of Colorado 2.70% 1/15/2051	125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	114
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
SP Transmission PLC 2.00% 11/13/2031	GBP100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)	200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029	325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)	200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)	200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,184

163	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	131
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	334
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	212
Charter Communications Operating, LLC 4.80% 3/1/2050	53	40
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 0.25% 9/14/2029	EUR250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	98
		3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD95	99
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	199
RTX Corp. 4.125% 11/16/2028	100	99
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	45
Tyco Electronics Group SA 4.875% 2/9/2036	210	206
Veralto Corp. 4.15% 9/19/2031	EUR100	118
Veralto Corp. 5.45% 9/18/2033	USD40	41
		2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	193
BAT Capital Corp. 3.215% 9/6/2026	USD62	62

American Funds Insurance Series	164

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD105	$104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	588	606
Campbell’s Co. (The) 4.75% 3/23/2035	47	44
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	207
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	510	534
		2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	144
Hyundai Capital America 2.875% 6/26/2028	EUR100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	72
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	106
Sands China, Ltd. 4.375% 6/18/2030	USD200	194
		1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	197
Amgen, Inc. 4.20% 3/1/2033	200	192
Amgen, Inc. 5.65% 3/2/2053	165	161
Baxter International, Inc. 5.65% 12/15/2035	30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	128
Danaher Corp. 3.625% 4/29/2034	EUR100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(f)	285	287

165	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(f)	USD48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	222
		1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032	100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	29
Broadcom, Inc. 3.469% 4/15/2034	123	110
Oracle Corp. 2.65% 7/15/2026	216	216
Oracle Corp. 5.20% 9/26/2035	57	53
		542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD305	304
		443
Total corporate bonds and notes		32,378
U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027	1,106	1,110
U.S. Treasury 3.75% 4/30/2027	950	948
U.S. Treasury 3.75% 6/30/2027	1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)	4,237	4,224
U.S. Treasury 4.625% 9/30/2028	1,789	1,806
U.S. Treasury 4.125% 3/31/2029	778	777
U.S. Treasury 3.50% 9/30/2029	714	700
U.S. Treasury 4.00% 2/28/2030	1,038	1,032
U.S. Treasury 4.00% 5/31/2030	1,090	1,083
U.S. Treasury 3.875% 6/30/2030	2,117	2,093
U.S. Treasury 3.50% 11/30/2030	700	680
U.S. Treasury 3.875% 3/31/2031	865	853
U.S. Treasury 2.875% 5/15/2032	1,176	1,092
U.S. Treasury 4.25% 3/31/2033	400	399
U.S. Treasury 4.625% 2/15/2035 (g)	1,544	1,569
U.S. Treasury 4.25% 5/15/2035	326	322
U.S. Treasury 4.25% 8/15/2035	900	889
U.S. Treasury 4.00% 11/15/2035	2,540	2,457
U.S. Treasury 4.125% 2/15/2036	710	693
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	1,273	928
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,675	797
U.S. Treasury 1.375% 8/15/2050	950	466
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	231
U.S. Treasury 3.625% 2/15/2053	149	119
U.S. Treasury 4.25% 8/15/2054	320	286
		28,041

American Funds Insurance Series	166

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	904	834
		3,304
Total U.S. Treasury bonds & notes		31,345
Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)	9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	57	57

167	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)	312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)	745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)	206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)	1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)	1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)	1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)	125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)	299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)	658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)	86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)	603	634
		14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)	56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)	104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)	40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)	22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)	16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)	13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)	370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)	230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)	19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)	206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)	129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)	145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)	320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)	85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)	88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)	78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)	225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)	56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)	105	106

American Funds Insurance Series	168

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)	160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)	93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)	164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)	82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)	70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)	104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)	241	238
		3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)	140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)	335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)	100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)	135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)	189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)	295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)	49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)	555	552
		2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)	173	20
		931
Total mortgage-backed obligations		21,869
Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)	52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)	191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)	56	56

169	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)	231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)	112	112
		1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)	83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)	148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)	100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)	220	218
		553

Collateralized loan obligations 0.08%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)	250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)	115	115
		365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	100	100
		299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)	54	54
Total asset-backed obligations		2,865
Federal agency bonds & notes 0.04%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	204
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $149,495,000)		145,527
Investment funds 0.91%	Shares
Capital Group Central Corporate Bond Fund (k)	511,772	4,289
Total investment funds (cost: $4,066,000)		4,289

American Funds Insurance Series	170

American Funds Global Balanced Fund (continued)
Short-term securities 7.46%	Shares	Value (000)
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149
Total short-term securities (cost: $35,149,000)		35,149
Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)
Net assets 100.00%		$471,265
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	— (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88
					$166
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	— (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	— (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	— (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	— (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)
						$415

American Funds Insurance Series	172

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$— (m)	$—	$— (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	49	—	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	71	—	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(12)	—	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP1,960	(7)	—	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP2,640	2	—	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	6	—	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	40	—	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	6	—	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	(28)	—	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR6,730	(62)	—	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	60	—	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	2	—	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK5,900	1	—	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	1	—	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK5,800	1	—	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR600	(6)	—	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	3	—	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK2,900	2	—	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(4)	—	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR610	(9)	—	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP2,240	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR4,740	15	—	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR2,370	7	—	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR2,380	1	—	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP1,360	5	—	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP570	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP1,070	(21)	—	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP1,100	(22)	—	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP63	(1)	—	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD327	— (m)	—	— (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD239	— (m)	—	— (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD214	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD126	(1)	—	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD353	(2)	—	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	— (m)	—	— (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	27	—	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(1)	—	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR400	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP630	8	—	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD260	1	—	1

173	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.15%	Annual	4/14/2056	USD260	$1	$—	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP310	18	—	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP300	17	—	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD430	(9)	—	(9)
						$203	$—	$203
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(28)	$—	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	(1)	—	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	(2)	—	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	(2)	—	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	(11)	—	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(34)	—	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL4,930	(11)	—	(11)
							$(89)	$—	$(89)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,567	56	56	— (m)
					$90	$88	$2

American Funds Insurance Series	174

American Funds Global Balanced Fund (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100
Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560
Total 8.37%				$(2)	$(66)	$39,438	$660
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02
Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

175	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	176

The Bond Fund of America®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,553
American International Group, Inc. 4.85% 5/7/2030	24,445	24,587
American International Group, Inc. 5.125% 3/27/2033	2,749	2,770
Aon Corp. 5.35% 2/28/2033	767	785
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029	1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030	1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)	3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)	29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029	543	519
Blackstone Private Credit Fund 5.25% 4/1/2030	543	528
Blackstone Private Credit Fund 6.25% 1/25/2031	1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031	543	522
Blackstone Private Credit Fund 5.95% 5/15/2031	1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031	11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,274

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,729
Citibank, NA 5.803% 9/29/2028	4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042	361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029	2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030	2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	6,011

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,542
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)	695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,186
Navient Corp. 5.625% 8/1/2033	7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	673

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	655
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,809
		1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	330
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029	600	586

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055	10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062	470	348
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	4,115	4,167
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036	12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031	11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,616

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029	653	659
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035	786	783
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)	605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	407
		502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,407
Abbott Laboratories 4.30% 3/15/2033	4,265	4,138
Abbott Laboratories 4.65% 3/15/2036	7,571	7,354
Abbott Laboratories 5.50% 3/15/2056	4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044	800	782
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056	733	722
AbbVie, Inc. 5.50% 3/15/2064	550	529
Amgen, Inc. 5.15% 3/2/2028	5,326	5,378
Amgen, Inc. 4.05% 8/18/2029	7,429	7,317
Amgen, Inc. 2.45% 2/21/2030	5,131	4,760
Amgen, Inc. 5.25% 3/2/2030	2,854	2,908
Amgen, Inc. 4.20% 2/19/2031	6,663	6,535
Amgen, Inc. 4.20% 3/1/2033	8,502	8,172
Amgen, Inc. 5.25% 3/2/2033	20,793	21,166
Amgen, Inc. 4.85% 2/19/2036	3,676	3,603
Amgen, Inc. 4.875% 3/1/2053	3,360	2,926
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	424

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,548
Cencora, Inc. 4.90% 2/13/2036	857	836
Cencora, Inc. 5.65% 2/13/2056	288	284
Centene Corp. 4.25% 12/15/2027	8,064	8,026
Centene Corp. 2.45% 7/15/2028	12,410	11,799
Centene Corp. 4.625% 12/15/2029	14,945	14,505
Centene Corp. 3.375% 2/15/2030	15,718	14,658
Cigna Group (The) 5.125% 5/15/2031	2,095	2,131
Cigna Group (The) 5.25% 2/15/2034	3,745	3,786
Cigna Group (The) 6.00% 1/15/2056	1,600	1,631
CVS Health Corp. 5.125% 2/21/2030	1,720	1,740
CVS Health Corp. 5.25% 1/30/2031	960	977
CVS Health Corp. 5.55% 6/1/2031	3,707	3,819
CVS Health Corp. 5.00% 9/15/2032	5,853	5,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,158
CVS Health Corp. 5.70% 6/1/2034	7,706	7,957
CVS Health Corp. 5.45% 9/15/2035	4,471	4,531
CVS Health Corp. 6.05% 6/1/2054	1,995	1,998
CVS Health Corp. 6.20% 9/15/2055	6,535	6,691
CVS Health Corp. 6.00% 6/1/2063	1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052	271	224
Elevance Health, Inc. 5.125% 2/15/2053	784	702
Elevance Health, Inc. 5.70% 2/15/2055	995	968
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,437
HCA, Inc. 5.20% 6/1/2028	4,165	4,207
HCA, Inc. 2.375% 7/15/2031	2,233	1,983
HCA, Inc. 3.625% 3/15/2032	2,400	2,235
HCA, Inc. 4.625% 3/15/2052	226	184
Humana, Inc. 5.375% 4/15/2031	5,530	5,607
Humana, Inc. 5.55% 5/1/2035	1,735	1,738
Humana, Inc. 5.75% 4/15/2054	954	896
Johnson & Johnson 4.80% 6/1/2029	3,970	4,040
Johnson & Johnson 4.90% 6/1/2031	4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,245
Stryker Corp. 5.20% 2/10/2035	1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	269	264

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
		484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,093
Alabama Power Co. 3.00% 3/15/2052	3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,924
DTE Energy Co. 5.10% 3/1/2029	7,900	7,991
DTE Energy Co. 3.00% 3/1/2032	259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	314
Duke Energy Florida, LLC 5.875% 11/15/2033	370	390
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051	293	189
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050	644	376
Edison International 5.45% 6/15/2029	1,317	1,330
Edison International 6.95% 11/15/2029	7,026	7,345
Edison International 4.80% 3/15/2031	3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,955
Eversource Energy 5.00% 1/1/2027	3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056	1,255	1,262
Georgia Power Co. 4.95% 5/17/2033	1,845	1,857
Georgia Power Co. 5.25% 3/15/2034	3,200	3,251
Georgia Power Co. 3.70% 1/30/2050	190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	470
NiSource, Inc. 5.40% 6/30/2033	650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,974

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031	15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032	4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036	11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,500	9,681
PacifiCorp 5.30% 2/15/2031	700	711
PacifiCorp 5.45% 2/15/2034	1,549	1,567
PacifiCorp 5.25% 6/15/2035	2,925	2,901
PacifiCorp 5.80% 4/15/2036	979	1,005
PacifiCorp 6.10% 8/1/2036	80	84
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 5.50% 5/15/2054	439	403
PacifiCorp 5.80% 1/15/2055	7,735	7,382
PECO Energy Co. 5.25% 9/15/2054	1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028	334	329
Southern California Edison Co. 5.65% 10/1/2028	2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031	8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036	4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045	2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051	738	446
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,365
Union Electric Co. 4.80% 3/15/2036	6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
		364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031	861	846
Alphabet, Inc. 4.40% 2/15/2033	3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056	783	773
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,841
AT&T, Inc. 1.65% 2/1/2028	4,700	4,493

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033	15,802	15,468
AT&T, Inc. 2.55% 12/1/2033	12,748	10,711
AT&T, Inc. 5.40% 2/15/2034	2,395	2,429
AT&T, Inc. 4.50% 5/15/2035	174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)	2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)	3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052	35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062	3,750	2,219
Comcast Corp. 4.80% 5/15/2033	1,841	1,813
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	2,972
Comcast Corp. 5.50% 5/15/2064	250	214
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027	356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042	7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052	240	161
Meta Platforms, Inc. 4.20% 11/15/2030	152	150
Meta Platforms, Inc. 4.55% 5/15/2031	7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033	5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036	4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	3,912
News Corp. 5.125% 2/15/2032 (a)	1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028	705	710
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033	832	831
T-Mobile USA, Inc. 5.75% 1/15/2034	730	756
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054	920	910
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,184

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051	625	434
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	381
		343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	279
Ecopetrol SA 8.875% 1/13/2033	15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029	979	993
Energy Transfer, LP 6.40% 12/1/2030	479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,185
Equinor ASA 3.625% 9/10/2028	4,928	4,860
Equinor ASA 3.125% 4/6/2030	20,000	19,050
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)	2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030	2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032	22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030	377	354
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	811
Sunoco, LP 5.625% 3/15/2031 (a)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	864
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,140
		209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	600
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	606

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	565	573
Intel Corp. 3.05% 8/12/2051	1,530	958
Intel Corp. 5.60% 2/21/2054	7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,385
Oracle Corp. 4.80% 8/3/2028	615	614
Oracle Corp. 4.55% 2/4/2029	4,370	4,309
Oracle Corp. 4.45% 9/26/2030	2,610	2,520
Oracle Corp. 4.95% 2/4/2031	13,700	13,415
Oracle Corp. 5.25% 2/3/2032	1,340	1,321
Oracle Corp. 4.80% 9/26/2032	7,605	7,239
Oracle Corp. 6.25% 11/9/2032	7,366	7,574
Oracle Corp. 5.35% 5/4/2033	10,120	9,833
Oracle Corp. 5.50% 8/3/2035	2,374	2,273
Oracle Corp. 5.20% 9/26/2035	19,391	18,162
Oracle Corp. 5.70% 2/4/2036	18,632	18,051
Oracle Corp. 5.875% 9/26/2045	10,640	9,320
Oracle Corp. 6.55% 2/4/2046	3,658	3,450
Oracle Corp. 6.00% 8/3/2055	5,970	5,087
Oracle Corp. 5.95% 9/26/2055	11,380	9,677
Oracle Corp. 6.70% 2/4/2056	12,248	11,535
Oracle Corp. 6.10% 9/26/2065	2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,818
		200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	480
BAE Systems PLC 5.00% 3/26/2027 (a)	1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)	570	581
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,267
CSX Corp. 4.10% 11/15/2032	1,886	1,826
CSX Corp. 5.20% 11/15/2033	1,333	1,362
CSX Corp. 4.50% 11/15/2052	4,470	3,764
Eaton Corp. 4.20% 3/6/2031	13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028	479	475
General Dynamics Corp. 3.625% 4/1/2030	387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109

American Funds Insurance Series	188

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	780	801
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034	15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027	4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031	3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052	1,483	949
Union Pacific Corp. 5.60% 12/1/2054	415	412
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,164
		198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052	120	113
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,918
Clorox Co. 4.70% 5/15/2031	1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027	890	890
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)	695	696

189	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030	982	997
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031	830	833
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	535	535
Walmart, Inc. 4.90% 4/28/2035	1,013	1,022
Walmart, Inc. 4.50% 4/15/2053	1,416	1,231
		178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	416
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028	3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030	4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032	800	842
Celanese US Holdings, LLC 7.45% 11/15/2033	1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	126
Dow Chemical Co. (The) 6.90% 5/15/2053	62	65
Dow Chemical Co. (The) 5.60% 2/15/2054	764	678
LYB International Finance III, LLC 5.125% 1/15/2031	469	468
LYB International Finance III, LLC 5.50% 3/1/2034	745	739
LYB International Finance III, LLC 6.15% 5/15/2035	972	997
LYB International Finance III, LLC 5.875% 1/15/2036	5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040	460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,026
		83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,368
Boston Properties, LP 2.90% 3/15/2030	4,630	4,315
Boston Properties, LP 3.25% 1/30/2031	463	430
Boston Properties, LP 2.55% 4/1/2032	1,674	1,458

American Funds Insurance Series	190

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034	10,849	11,518
Boston Properties, LP 5.75% 1/15/2035	11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,859
Prologis, LP 4.875% 6/15/2028	1,040	1,049
Prologis, LP 4.75% 6/15/2033	1,409	1,397
Prologis, LP 5.125% 1/15/2034	6,175	6,220
Prologis, LP 5.00% 3/15/2034	360	359
Prologis, LP 5.25% 6/15/2053	117	111
Service Properties Trust 3.95% 1/15/2028	1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,204
		71,675
Total corporate bonds and notes		3,708,727
U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026	271	271
U.S. Treasury 4.625% 11/15/2026	3,589	3,599
U.S. Treasury 4.00% 1/15/2027	3,741	3,742
U.S. Treasury 1.875% 2/28/2027	4,000	3,945
U.S. Treasury 2.625% 5/31/2027	43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)	24,000	24,638
U.S. Treasury 3.375% 11/30/2027	241	238
U.S. Treasury 1.125% 2/29/2028	9,895	9,416
U.S. Treasury 4.00% 2/29/2028	4,750	4,738
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 4.00% 6/30/2028	16,646	16,596
U.S. Treasury 4.125% 6/30/2028	474,435	474,184
U.S. Treasury 1.00% 7/31/2028	5,630	5,279
U.S. Treasury 5.25% 11/15/2028	5,700	5,842
U.S. Treasury 2.625% 2/15/2029	21,260	20,452
U.S. Treasury 4.25% 2/28/2029	27,540	27,600
U.S. Treasury 2.375% 5/15/2029	4,070	3,876
U.S. Treasury 4.125% 6/15/2029	225,656	225,471
U.S. Treasury 4.00% 7/31/2029	334	332
U.S. Treasury 3.625% 8/31/2029	27,540	27,104
U.S. Treasury 3.875% 12/31/2029	44,049	43,618
U.S. Treasury 3.75% 5/31/2030	13,300	13,091
U.S. Treasury 4.125% 8/31/2030	11,215	11,184
U.S. Treasury 3.625% 9/30/2030	90,415	88,421
U.S. Treasury 4.875% 10/31/2030	92,133	94,566
U.S. Treasury 3.875% 4/30/2031	66,375	65,429
U.S. Treasury 4.125% 6/30/2031	372,891	371,595
U.S. Treasury 4.125% 10/31/2031	1,408	1,401
U.S. Treasury 4.125% 11/30/2031	985	980
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.25% 6/30/2033	93,783	93,420
U.S. Treasury 4.375% 5/15/2034	100	100

191	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD44,038	$43,483
U.S. Treasury 4.375% 5/15/2036 (c)	421,907	419,699
U.S. Treasury 4.25% 5/15/2039 (c)	125,497	121,281
U.S. Treasury 1.375% 11/15/2040	24,540	15,875
U.S. Treasury 1.875% 2/15/2041	24,272	16,846
U.S. Treasury 4.75% 2/15/2041	75,066	75,107
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,971
U.S. Treasury 3.25% 5/15/2042	10,848	8,936
U.S. Treasury 4.875% 8/15/2045	13,819	13,716
U.S. Treasury 5.00% 5/15/2046	171,280	172,565
U.S. Treasury 3.00% 2/15/2049	124,633	90,885
U.S. Treasury 2.875% 5/15/2049	19,228	13,656
U.S. Treasury 2.875% 5/15/2052	990	685
U.S. Treasury 4.00% 11/15/2052	7,328	6,270
U.S. Treasury 4.125% 8/15/2053	213	186
U.S. Treasury 4.75% 2/15/2056 (c)	463,815	450,553
U.S. Treasury 5.00% 5/15/2056	12,672	12,807
		3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	6,274	6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	3,628	3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	7,939	7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	21,990	21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)	1,209	1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	— (e)	— (e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	2,381	2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	24,789	22,842
		64,697
Total U.S. Treasury bonds & notes		3,213,470
Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)	20	19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)	6	6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	1,724	1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)	88	82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	1,491	1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)	629	589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)	299	309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)	122	124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)	121	124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)	547	561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)	127	128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)	650	656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)	481	483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)	97,371	84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)	605	610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)	277	280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)	275	277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)	152	153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)	30	29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)	1,469	1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)	248	262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)	630	586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)	571	542

American Funds Insurance Series	192

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)	3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)	222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)	684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)	30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)	3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)	1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)	61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)	1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)	992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)	5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)	3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)	15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)	14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)	8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)	962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)	672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)	16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)	11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)	3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)	4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)	236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)	4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)	511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)	39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)	14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)	895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)	574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)	1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)	16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)	2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)	813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)	397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)	55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)	839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)	230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)	181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)	169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)	1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)	5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)	1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)	611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)	13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)	974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)	879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)	6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	4,672	3,774

193	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)	19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)	59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)	3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)	350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)	4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)	3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)	7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)	8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)	1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)	539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)	26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)	4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)	4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)	2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)	403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)	304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)	162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)	10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)	1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)	1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)	452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)	153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)	1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)	462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)	1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)	731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)	177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)	72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)	8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)	4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)	2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)	527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)	393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)	194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)	1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)	185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)	1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)	2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)	1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)	1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)	950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)	447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)	412	345

American Funds Insurance Series	194

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)	281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)	51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)	301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)	2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)	145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)	119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)	91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)	783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)	6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)	5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)	759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)	1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)	289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)	44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)	5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)	1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)	854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)	533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)	13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)	753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)	1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)	816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)	694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)	457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)	29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)	1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)	1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)	827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)	2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)	780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)	360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)	4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)	941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)	5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)	29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)	154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)	223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)	19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)	2,058	1,730

195	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)	900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)	6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)	29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)	915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)	404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)	2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)	3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)	419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)	93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)	233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)	56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)	7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)	2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)	184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)	698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)	131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)	25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)	555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)	18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)	642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)	288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)	140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)	3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)	600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)	75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)	730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)	5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)	588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)	2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)	4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)	5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)	3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)	141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)	86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	2,833	2,856

American Funds Insurance Series	196

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)	10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)	101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)	946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)	51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)	20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)	2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)	1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)	3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)	13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)	3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)	2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)	3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)	863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)	1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	185	190

197	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)	1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)	1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)	181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)	81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)	1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)	623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)	2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)	1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)	239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)	88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)	30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)	3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)	1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)	359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)	210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)	858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)	346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)	1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)	1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)	395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)	891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)	80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)	623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)	397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)	3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)	1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)	285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)	116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)	370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)	8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)	6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)	14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)	925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)	14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)	28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)	438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)	31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)	28	26

American Funds Insurance Series	198

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)	33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)	25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)	46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)	156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)	1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)	120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)	113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)	258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)	13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)	51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)	82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)	725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)	448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)	3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)	9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)	687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)	218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)	906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)	482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)	1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)	7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)	20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)	4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)	26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)	1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)	4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)	1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)	53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)	23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)	1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)	901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)	618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)	1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)	387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)	91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)	105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)	58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)	1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)	2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)	2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)	212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)	1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)	1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)	1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)	1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)	990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)	1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)	2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)	55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)	268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)	527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)	5,230	4,651

199	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)	9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)	7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)	2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)	1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)	346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)	1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)	5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)	1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)	1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)	2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)	1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)	512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)	1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)	756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)	396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)	4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)	1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)	964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)	17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)	2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)	630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)	475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)	450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)	3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)	602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)	973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)	774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)	947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)	662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)	372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)	157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)	56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)	556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)	2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)	1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)	805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)	158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)	980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)	671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)	66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)	1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)	246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)	208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)	186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)	116	97

American Funds Insurance Series	200

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)	340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)	44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)	733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)	86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)	177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)	801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)	1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)	177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)	511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)	69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)	299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)	280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)	68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)	44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)	27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)	5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)	14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)	5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)	3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)	60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)	33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)	942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)	970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)	175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)	1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)	33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)	20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)	9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)	177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)	487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)	2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)	1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)	10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)	2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)	1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	229	241

201	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)	65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)	6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)	6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)	1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)	1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)	910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)	35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)	735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)	10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)	2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)	8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)	25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)	3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)	2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)	3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)	2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)	3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)	6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)	3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)	1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)	115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)	18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)	4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)	1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)	32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)	4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)	4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)	2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)	1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)	1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)	1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)	1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	6,077	6,221

American Funds Insurance Series	202

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)	7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)	3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)	2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)	3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)	28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)	3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)	1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)	1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)	850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)	143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)	111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)	12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)	184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)	608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)	1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)	1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)	1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)	990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)	431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)	648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)	497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)	348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)	693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)	29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)	1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)	928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)	30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)	80	82

203	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)	72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)	64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)	6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)	4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)	135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)	8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)	22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)	3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)	7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)	1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)	3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)	2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)	6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)	6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)	2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)	26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)	2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)	927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)	8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)	3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)	3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)	204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)	26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)	157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)	31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)	4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)	4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)	3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)	19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)	3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)	10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)	7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)	11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)	75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)	1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)	2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)	6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)	8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)	2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)	3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)	2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)	19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)	15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)	2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)	2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)	23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)	432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)	47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)	49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)	4,063	3,988

American Funds Insurance Series	204

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)	67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)	15,015	15,780
		2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)	11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)	11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)	684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)	500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)	3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)	2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)	781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)	2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)	7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)	248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)	73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)	110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)	1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)	7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)	1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)	26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)	7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)	28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)	25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)	1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)	19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)	27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)	5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)	8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)	966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)	1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)	862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)	87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)	7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)	9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)	1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)	10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)	400	395

205	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)	1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)	8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)	1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)	24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)	28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)	640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)	6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)	2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)	53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)	4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)	3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)	4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)	26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)	2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)	5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)	205	204
		384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)	1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)	28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)	3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)	10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)	484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)	89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)	586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)	5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)	1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)	11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)	4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)	82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)	3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)	898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)	1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)	789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)	329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)	1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)	72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)	1,053	1,062

American Funds Insurance Series	206

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)	1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)	1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)	15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)	9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)	1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)	1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)	4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)	49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)	1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)	1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)	6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)	199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)	1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)	2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)	1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)	619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)	11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)	429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)	2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)	1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)	1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)	11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)	2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)	2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)	2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)	1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)	9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)	4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)	2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)	4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)	4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)	11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)	3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)	12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)	6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)	11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)	1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)	1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)	1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)	14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)	4,038	3,807

207	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)	2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)	6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)	10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)	6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)	2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)	1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)	8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)	7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)	3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)	3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)	3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)	9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)	9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)	4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)	3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)	16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)	3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)	13,229	13,148
		363,336
Total mortgage-backed obligations		3,113,070
Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)	9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)	2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)	6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)	6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)	4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)	3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)	26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)	2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)	319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)	303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)	5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)	7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)	12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)	5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)	564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)	3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)	364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)	1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)	14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)	6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)	2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)	6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)	1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)	225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)	200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)	1,218	1,154

American Funds Insurance Series	208

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)	103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)	1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)	5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)	1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)	1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)	8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)	5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)	197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)	4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)	2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)	2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)	4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)	2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)	4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)	1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)	493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)	1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)	909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)	1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)	3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)	121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)	1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)	367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)	1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)	535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)	40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)	339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)	394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)	510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)	1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)	232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)	2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)	86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)	6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)	2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)	225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)	7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)	513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)	2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)	5,380	5,403
		266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)	143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)	1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)	177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)	64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)	6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)	1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)	5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)	4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)	36	37

209	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)	309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)	799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)	301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)	3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)	397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)	4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)	7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)	103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)	758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)	1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)	219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)	4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)	293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)	507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)	1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)	673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)	140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)	320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)	4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)	2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)	3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)	948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)	1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)	17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)	1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)	3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)	174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)	39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)	160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)	473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)	846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)	3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)	714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)	316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)	483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)	123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)	150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)	459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)	143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)	361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)	5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)	1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)	1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)	7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)	6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)	90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)	232	233
		107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)	13,550	13,563

American Funds Insurance Series	210

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)	2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)	8,461	8,451
		26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)	13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)	1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)	123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)	546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)	495	499
		22,143
Total asset-backed obligations		423,683
Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,071
United Mexican States 6.00% 5/13/2030	2,960	3,039
United Mexican States 6.00% 5/7/2036	32,486	32,458
United Mexican States 6.875% 5/13/2037	3,200	3,361
United Mexican States 6.25% 8/27/2037	9,050	9,062
United Mexican States 7.375% 5/13/2055	14,311	15,202
		146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054	9,650	10,832
		32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	716
		8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	827
		1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	458
Total bonds & notes of governments & government agencies outside the U.S.		190,057

211	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	93,944	94,957
		137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	443
		3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,470	4,397
Total municipals		158,423
Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)	5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)	3,599	3,605
Total loans		8,947
Total bonds, notes & other debt instruments (cost: $10,964,108,000)		10,816,377
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)	555	12
FORESEA Holding SA, Class B (a)	61	2
Total common stocks (cost: $8,000)		14

American Funds Insurance Series	212

The Bond Fund of America® (continued)
Short-term securities 4.35%	Shares	Value (000)
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263
Total short-term securities (cost: $487,266,000)		487,263
Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654
TBA sale commitments (1.74)%	Principal amount (000)
Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)	(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)	(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)	(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)	(43,565)	(43,711)
Total TBA sale commitments (proceeds: $193,891,000)		(194,533)
Other assets less liabilities 0.80%		88,843
Net assets 100.00%		$11,197,964
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)
3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)
2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907
					$11,895
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1
						$305
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD12,943	$(29)	$—	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD14,701	(10)	—	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	25	—	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD97,070	907	—	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(4)	—	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	224	—	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	173	—	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	138	—	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	89	—	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	82	—	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	70	—	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	45	—	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	— (e)	—	— (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	59	—	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	294	—	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	46	—	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	11	—	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	105	—	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	415	—	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	208	—	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	691	—	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD24,110	17	—	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD50,000	(27)	—	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD11,110	155	—	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD19,345	(425)	—	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD5,002	118	—	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	621	—	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD58,690	964	—	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD38,600	558	—	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD38,440	219	—	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD26,280	314	—	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD74,340	1,175	—	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD17,330	(116)	—	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	351	—	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	474	—	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	356	—	356

American Funds Insurance Series	214

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$538	$—	$538
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	500	—	500
SOFR	Annual	3.8035%	Annual	1/16/2036	USD29,280	429	—	429
SOFR	Annual	4.0655%	Annual	2/15/2036	USD13,320	(75)	—	(75)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD21,081	454	—	454
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,438	—	1,438
4.17859%	Annual	SOFR	Annual	11/15/2052	USD11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD5,086	(78)	—	(78)
						$11,708	$—	$11,708
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(810)	—	(810)
							$(9,399)	$—	$(9,399)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	$(386)	$(253)	$(133)

215	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD89,408	$1,962	$1,881	$81
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	216

The Bond Fund of America® (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

217	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)	Value (000)
Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,046
Air France-KLM 3.75% 9/4/2030	600	677
Albania (Republic of) 4.75% 2/14/2035	1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	119
Alphabet, Inc. 3.45% 5/11/2032	504	582
Altria Group, Inc. 3.125% 6/15/2031	800	904
Amprion Gmbh 3.971% 9/22/2032	500	586
Amprion Gmbh 4.125% 9/7/2034	1,000	1,176
Amprion Gmbh 3.875% 6/5/2036	1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038	290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045	220	249
BPCE SA 4.50% 1/13/2033	1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037	155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,131
Danaher Corp. 3.625% 4/29/2034	1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	283
Dow Chemical Co. (The) 1.125% 3/15/2032	827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	237
Egypt (Arab Republic of) 5.625% 4/16/2030	300	342
Electricite de France SA 4.25% 1/25/2032	500	596
Electricite de France SA 4.00% 5/7/2037	500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031	465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	865	978
Engie SA 3.875% 1/6/2031	1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,564
European Investment Bank 0.25% 1/20/2032	2,075	2,064
European Investment Bank 1.50% 6/15/2032	1,000	1,061
European Investment Bank 2.875% 1/15/2035	395	447
European Union 2.875% 12/6/2027	340	390
European Union 2.50% 10/14/2030	985	1,114
European Union 0% 7/4/2031	705	702
European Union 2.75% 12/13/2032	2,010	2,271
European Union 3.25% 12/12/2036	390	443
European Union 3.625% 12/12/2040	500	570
European Union 0.70% 7/6/2051	3,000	1,691
European Union 4.00% 10/12/2055	3,000	3,417

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033	805	902
French Republic O.A.T. 0.75% 2/25/2028	980	1,085
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,046
French Republic O.A.T. 0% 11/25/2030	9,000	9,066
French Republic O.A.T. 0% 5/25/2032	2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032	1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033	770	867
French Republic O.A.T. 3.80% 6/25/2037	1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040	600	435
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047	2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032	945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040	305	367
Hyundai Capital America 2.875% 6/26/2028	650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	993
Ireland (Republic of) 2.60% 10/18/2034	1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055	755	792
Italy (Republic of) 3.10% 8/28/2026	3,425	3,918
Italy (Republic of) 3.25% 11/15/2032	2,595	2,975
Italy (Republic of) 4.20% 3/1/2034	1,430	1,728
Italy (Republic of) 3.65% 8/1/2035	5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,940	3,734
Italy (Republic of) 4.45% 9/1/2043	1,580	1,888
Italy (Republic of) 4.30% 10/1/2054	2,605	2,946
Italy (Republic of) 4.65% 10/1/2055	1,845	2,196
Johnson & Johnson 3.35% 2/26/2037	360	405
KfW 2.375% 6/29/2029	715	811
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041	1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	117
Magyar Export-Import Bank 6.00% 5/16/2029	500	608
MPT Finance Corp. 7.00% 2/15/2032	100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	502
North Macedonia (Republic of) 4.75% 1/21/2034	232	264
Orange 3.50% 5/19/2035	1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029	770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	500	565

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	746
Portugal (Republic of) 3.875% 6/15/2046	530	613
Prysmian SpA 3.875% 11/28/2031	435	508
Republika Srpska 6.25% 4/2/2031	460	533
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	1,030	1,156
Shell International Finance BV 1.50% 4/7/2028	1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034	640	755
Spain (Kingdom of) 0% 1/31/2028	900	988
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033	4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036	1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052	1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	456
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032	1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040	1,000	1,138
Verallia SAS 3.875% 11/4/2032	3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	733
		210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,795
Japan, Series 381, 2.10% 12/20/2035	1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035	1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040	270,900	1,147
Japan, Series 179, 0.50% 12/20/2041	196,950	802
Japan, Series 182, 1.10% 9/20/2042	619,850	2,739
Japan, Series 186, 1.50% 9/20/2043	1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044	69,000	319
Japan, Series 192, 2.40% 3/20/2045	282,950	1,469
Japan, Series 53, 0.60% 12/20/2046	946,350	3,282
Japan, Series 37, 0.60% 6/20/2050	694,500	2,130
Japan, Series 73, 0.70% 12/20/2051	1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052	246,100	807
Japan, Series 79, 1.20% 6/20/2053	612,200	2,081
Japan, Series 81, 1.60% 12/20/2053	168,700	637
Japan, Series 84, 2.10% 9/20/2054	146,750	626
Japan, Series 89, 3.40% 12/20/2055	3,950	22
Japan, Series 90, 3.70% 3/20/2056	1,119,200	6,660
		58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,071
Electricite de France SA 5.50% 3/27/2037	900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	385	519
Quebec Canada (Province of) 4.375% 7/2/2031	1,417	1,870
United Kingdom 4.125% 7/22/2029	2,015	2,667

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP5,750	$6,366
United Kingdom 3.25% 1/31/2033	1,090	1,346
United Kingdom 0.625% 7/31/2035	7,000	6,506
United Kingdom 0.875% 1/31/2046	4,917	2,973
United Kingdom 3.75% 10/22/2053	1,870	1,869
United Kingdom 4.375% 7/31/2054	7,090	7,899
United Kingdom 2.50% 7/22/2065	2,643	1,856
		37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031	31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	19,102	3,060
		22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD15,013	10,721
Canada (Government of) 2.75% 12/1/2048	3,500	2,108
Canada (Government) 3.25% 12/1/2033	7,330	5,186
		18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,764,520	3,476
		17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034	6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,682
		17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041	2,186,960	5,495
		13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	15,961	3,928

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	644
		11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051	800	147
		10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058	18,150,500	5,264
		8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032	428,900	4,421
European Investment Bank 6.95% 3/1/2029	46,200	479
European Investment Bank 7.40% 10/23/2033	205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,100
		8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,448
International Finance Corp. 0% 4/26/2052	188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,056
		6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,418	287
		6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	68,630	4,238
		5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,787
		5,304

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032	46,040	2,196
		4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,621
		3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	2,596	1,556
		3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	293,400	559
		1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	161
		1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	720
Philippines (Republic of) 6.75% 9/15/2032	27,600	449
		1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	1,182	1,182
Abbott Laboratories 4.65% 3/15/2036	1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034	1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)	14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)	35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	38	38
ADT Security Corp. 5.875% 10/15/2033 (e)	65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	57

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)	65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055	578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,053
Amgen, Inc. 5.25% 3/2/2030	981	1,000
Amgen, Inc. 5.25% 3/2/2033	1,500	1,527
Amgen, Inc. 4.85% 2/19/2036	903	885
Amgen, Inc. 5.65% 3/2/2053	132	129
Amphenol Corp. 5.00% 1/15/2035	1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)	143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	51
AT&T, Inc. 5.25% 10/30/2036	1,040	1,022
AT&T, Inc. 3.50% 9/15/2053	1,000	650
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	600	573
Azule Energy Finance PLC 8.25% 1/22/2031	860	861
B&G Foods, Inc. 5.25% 9/15/2027	210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Baxter International, Inc. 5.65% 12/15/2035	300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,342	3,608

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD400	$393
Block, Inc. 6.50% 5/15/2032	240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031	718	684
Boeing Co. (The) 6.388% 5/1/2031	723	768
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)	1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031	3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)	500	492
Broadcom, Inc. 3.469% 4/15/2034	746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)	500	425
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 5.55% 6/23/2035	1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055	70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)	100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	75	71
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	57
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	653	662
Charter Communications Operating, LLC 6.55% 6/1/2034	216	221
Charter Communications Operating, LLC 5.85% 12/1/2035	1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050	699	522
Charter Communications Operating, LLC 3.70% 4/1/2051	188	117
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055	2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	430	428
Chile (Republic of) 4.35% 4/13/2031	400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)	85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)	400	412
Coca-Cola Co. 4.65% 8/14/2034	336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	74
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031	1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033	3,550	3,894
Comcast Corp. 4.80% 5/15/2033	750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	61
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	211
Consumers Energy Co. 5.125% 5/1/2036	2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)	65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)	200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)	124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	166

American Funds Insurance Series	226

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031	1,000	1,030
CVS Health Corp. 5.70% 6/1/2034	500	516
CVS Health Corp. 6.20% 9/15/2055	500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)	7	1
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	4	4
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	300	306
DISH Network Corp. 11.75% 11/15/2027 (e)	296	304
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,606
EchoStar Corp. 10.75% 11/30/2029	105	114
Ecolab, Inc. 4.80% 6/15/2031	1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036	1,120	1,140
Ecopetrol SA 8.625% 1/19/2029	4,565	4,846
Ecopetrol SA 8.875% 1/13/2033	900	986
Edison International 6.95% 11/15/2029	350	366
Edison International 5.25% 3/15/2032	705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	511
Electricite de France SA 5.65% 4/22/2029 (e)	800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)	83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	200
Enfragen Energia Sur SA 5.375% 12/30/2030	3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032	236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)	1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	675	680

227	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)	68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	284	254
FibraSOMA 7.125% 5/28/2036 (e)	3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)	15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030	245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118

American Funds Insurance Series	228

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	167	168

229	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)	4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)	1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)	200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)	438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)	125	125
Honduras (Republic of) 6.25% 1/19/2027	653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)	3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)	600	570
Hyundai Capital America 6.50% 1/16/2029 (e)	132	137
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
IHS Holding, Ltd. 7.875% 5/29/2030	1,660	1,709

American Funds Insurance Series	230

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	463
Intel Corp. 5.60% 2/21/2054	168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)	2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)	50	31
KB Home 6.875% 6/15/2027	50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)	10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	229
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	155	156
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	74
Lockheed Martin Corp. 5.20% 2/15/2064	309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	280
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)	204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Meta Platforms, Inc. 5.50% 11/15/2045	269	250
Meta Platforms, Inc. 5.625% 11/15/2055	576	522
Meta Platforms, Inc. 5.75% 11/15/2065	276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,038	1,041

231	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD90	$90
Microchip Technology, Inc. 5.05% 2/15/2030	709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)	35	35
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	466	472
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	52
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)	265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)	709	251
Nickel Industries, Ltd. 9.00% 9/30/2030	3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	924
NiSource, Inc. 5.30% 5/18/2036	25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	342	343
Norfolk Southern Corp. 5.35% 8/1/2054	496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)	55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)	55	55
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	1,955	1,959
Oracle Corp. 4.45% 9/26/2030	4,475	4,321
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,257
PacifiCorp 5.45% 4/15/2033	50	51
PacifiCorp 5.80% 4/15/2036	400	411
PacifiCorp 5.50% 5/15/2054	980	899
PacifiCorp 5.80% 1/15/2055	500	477

American Funds Insurance Series	232

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)	125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)	2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	— (l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031	65	64
Petroleos Mexicanos 6.70% 2/16/2032	779	786
Petroleos Mexicanos 6.95% 1/28/2060	55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,300	1,288
PG&E Corp. 5.00% 7/1/2028	235	234
PG&E Corp. 5.25% 7/1/2030	175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	148
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036	910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	387
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	371	359
PT Freeport Indonesia 5.315% 4/14/2032	449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)	310	308
Raizen Fuels Finance SA 6.45% 3/5/2034	910	503
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Saavi Energia SARL 8.875% 2/10/2035	953	1,044
Sally Holdings, LLC 6.75% 4/1/2032	107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,837

233	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031	180	179
Schlumberger Investment SA 5.15% 5/7/2036	382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	755
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	28
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	26
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)	419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	917	917
Stryker Corp. 5.20% 2/10/2035	600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	390	382
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030	1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)	44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208

American Funds Insurance Series	234

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	835	803
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)	75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)	100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	384	385
U.S. Treasury 3.625% 8/31/2027 (m)	8,649	8,599
U.S. Treasury 3.875% 6/30/2030	5,238	5,178
U.S. Treasury 3.875% 4/30/2031	9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)	3,001	2,903
U.S. Treasury 4.375% 5/15/2036	2,740	2,726
U.S. Treasury 4.75% 11/15/2043	260	256
U.S. Treasury 4.625% 2/15/2046	3,500	3,360
U.S. Treasury 3.00% 8/15/2048	155	114
U.S. Treasury 4.75% 11/15/2053	289	280
U.S. Treasury 4.625% 5/15/2054	176	167
U.S. Treasury 4.625% 11/15/2055	1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)	9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)	100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)	4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)	2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)	8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)	8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)	1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)	114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)	3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)	3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)	1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)	897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)	713	749
Union Pacific Corp. 5.10% 2/20/2035	500	507
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	969
United Mexican States 6.25% 8/27/2037	750	751
United Mexican States 6.125% 2/9/2038	1,788	1,756
United Mexican States 6.338% 5/4/2053	425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	239
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78

235	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)	58	— (l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	632	633
Viasat, Inc. 7.50% 5/30/2031 (e)	500	506
Visa, Inc. 4.70% 2/12/2036	1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)	5	5
Voyager Parent, LLC 9.25% 7/1/2032 (e)	142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
Yinson Boronia Production BV 8.947% 7/31/2042	1,763	1,941
		525,504
Total bonds, notes & other debt instruments (cost: $1,060,930,000)		1,020,167
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89
Total preferred securities (cost: $50,000)		89
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	— (l)
Total common stocks (cost: $1,095,000)		76

American Funds Insurance Series	236

Capital World Bond Fund® (continued)
Investment funds 2.01%		Shares	Value (000)
Capital Group Central Corporate Bond Fund (o)		2,737,755	$22,942
Total investment funds (cost: $21,520,000)			22,942
Short-term securities 10.70%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (o)(p)		1,201,957	120,184
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.19%
Egypt (Arab Republic of) 11/17/2026	21.315%	EGP57,500	1,079
Egypt (Arab Republic of) 5/11/2027	18.894	47,225	799
Egypt (Arab Republic of) 5/18/2027	18.981	16,625	280
			2,158
Total short-term securities (cost: $122,215,000)			122,342
Total investment securities 101.99% (cost: $1,205,810,000)			1,165,616
Other assets less liabilities (1.99)%			(22,785)
Net assets 100.00%			$1,142,831
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027	(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026	49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026	17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026	326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026	(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026	63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026	15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026	112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026	15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026	(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026	(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026	22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026	(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026	(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026	6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026	2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026	220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026	17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026	763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026	29,271	971
					$1,316

237	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	— (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118

American Funds Insurance Series	238

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	— (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	— (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)
						$(2,171)

239	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$27	$—	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	27	—	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	13	—	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(135)	—	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	396	—	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(55)	—	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(102)	—	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	780	—	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	560	—	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	46	—	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(93)	—	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP14,920	(55)	—	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP19,360	12	—	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK218,200	80	—	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK174,640	55	—	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD51,250	109	—	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK93,620	(30)	—	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK173,860	(42)	—	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(22)	—	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	148	—	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	50	—	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	13	—	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	13	—	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR50,910	(469)	—	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	453	—	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK45,000	9	—	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(47)	—	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	11	—	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK45,000	6	—	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	26	—	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK22,400	13	—	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(30)	—	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP13,170	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR24,580	79	—	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR12,290	38	—	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR12,290	2	—	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP7,430	28	—	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP3,240	49	—	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR2,170	23	—	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR4,260	21	—	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,820	9	—	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,830	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP6,240	(121)	—	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP6,300	(128)	—	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK44,500	51	—	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK71,500	40	—	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(17)	—	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD650	(19)	—	(19)

American Funds Insurance Series	240

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	$(23)	$—	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD1,080	(24)	—	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD642	— (l)	—	— (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD879	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD338	(2)	—	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD575	(3)	—	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD946	(6)	—	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(2)	—	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,450	(4)	—	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(7)	—	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	201	—	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(8)	—	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,800	(11)	—	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	27	—	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD1,179	25	—	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	20	—	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	17	—	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR2,530	13	—	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK26,470	(25)	—	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	72	—	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	303	—	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP4,620	61	—	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD2,611	10	—	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD2,609	7	—	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP1,800	101	—	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP1,710	101	—	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD2,380	(50)	—	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD2,350	(47)	—	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(1)	—	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD284	(4)	—	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD182	(8)	—	(8)
						$2,823	$—	$2,823
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(422)	$—	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,185)	—	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	(9)	—	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	(14)	—	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL37,150	(85)	—	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL59,400	(260)	—	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL37,870	(377)	—	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL29,650	(277)	—	(277)
							$(2,629)	$—	$(2,629)

241	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	12,326	(994)	(753)	(241)
					$(1,306)	$(984)	$(322)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	19,190	492	472	21
					$1,258	$940	$318
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$—	$—	$(324)	$22,942	$533
Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586
Total 12.52%				$10	$(342)	$143,126	$2,119
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	— (s)
Total		$7,645	$6,999	0.61%

American Funds Insurance Series	242

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

243	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)	Value (000)
Corporate bonds and notes 83.33%
Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,997
Altice France 6.875% 7/15/2032 (a)	1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)	130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)	535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032	1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)	825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)	930	913
Charter Communications Operating, LLC 3.50% 3/1/2042	3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048	875	737
Charter Communications Operating, LLC 4.80% 3/1/2050	602	449
Charter Communications Operating, LLC 3.70% 4/1/2051	393	244
Charter Communications Operating, LLC 3.90% 6/1/2052	1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053	773	603
Charter Communications Operating, LLC 6.70% 12/1/2055	211	201
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Charter Communications Operating, LLC 4.40% 12/1/2061	265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	245
Connect Finco SARL 9.00% 9/15/2029 (a)	6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)	945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037	60	47
Discovery Communications, LLC 6.35% 6/1/2040	130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029	386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042	4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052	161	108
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	53
EchoStar Corp. 10.75% 11/30/2029	5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,548
Embarq, LLC 7.995% 6/1/2036	3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)	2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032	66	71
Lamar Media Corp. 3.625% 1/15/2031	300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	206
News Corp. 3.875% 5/15/2029 (a)	255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	445	473

American Funds Insurance Series	244

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD110	$116
Paramount Global 6.875% 4/30/2036	345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)	80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)	1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)	1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)	395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)	2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)	1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	375
Ziggo BV 4.875% 1/15/2030 (a)	215	202
		116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)	733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)	690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,922

245	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	58
FORESEA Holding SA 7.50% 6/15/2030	24	24
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034	1,820	1,807
Global Partners, LP 6.875% 1/15/2029	110	111
Global Partners, LP 8.25% 1/15/2032 (a)	480	503
Global Partners, LP 7.125% 7/1/2033 (a)	320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	565	553
Matador Resources Co. 6.50% 4/15/2032 (a)	600	604
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)	625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)	1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046	872	931
Occidental Petroleum Corp. 6.05% 10/1/2054	995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)	465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)	385	391
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029	730	781
Petroleos Mexicanos 6.84% 1/23/2030	750	771
Petroleos Mexicanos 5.95% 1/28/2031	1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050	155	145

American Funds Insurance Series	246

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032	635	349
Range Resources Corp. 4.75% 2/15/2030 (a)	235	230
Schlumberger Investment SA 4.80% 5/7/2033	32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	505	488
SM Energy Co. 8.375% 7/1/2028 (a)	615	630
SM Energy Co. 8.625% 11/1/2030 (a)	485	510
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)	240	263
SM Energy Co. 6.625% 4/15/2034 (a)	470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	353
Sunoco, LP 5.625% 3/15/2031 (a)	895	889
Sunoco, LP 5.375% 7/15/2031 (a)	245	242
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	681
Sunoco, LP 5.875% 3/15/2034 (a)	675	666
Sunoco, LP 5.625% 7/15/2034 (a)	395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030	272	274
Targa Resources Partners, LP 4.875% 2/1/2031	150	149
TGS ASA 8.50% 1/15/2030 (a)	590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)	120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	251
Transocean International, Ltd. 6.80% 3/15/2038	355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,294

247	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	339
YPF SA 8.75% 9/11/2031	160	170
		109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)	400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028	598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030	615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032	534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	405	388
Bath & Body Works, Inc. 6.875% 11/1/2035	546	559
Bath & Body Works, Inc. 6.75% 7/1/2036	140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	503
Cyprium Corp. 6.125% 4/15/2031 (a)	545	546
Cyprium Corp. 6.375% 4/15/2034 (a)	857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029	290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036	1,895	1,926

American Funds Insurance Series	248

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD385	$390
Gap, Inc. 3.625% 10/1/2029 (a)	140	132
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	452
Genting New York, LLC 7.25% 10/1/2029 (a)	394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	480
International Game Technology PLC 5.25% 1/15/2029 (a)	885	883
KB Home 6.875% 6/15/2027	185	186
KB Home 7.25% 7/15/2030	275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	367
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	685
Newell Brands, Inc. 6.625% 9/15/2029	750	763
Newell Brands, Inc. 6.375% 5/15/2030	955	969
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036	525	533
Newell Brands, Inc. 7.50% 4/1/2046	235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	591
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	315
Service Corp. International 3.375% 8/15/2030	160	149
Service Corp. International 4.00% 5/15/2031	430	406
Service Corp. International 5.75% 10/15/2032	165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)	625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	269
TopBuild Corp. 5.625% 1/31/2034 (a)	735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)	620	624

249	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)	315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)	405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	603
		97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)	565	596
Asurion, LLC 8.00% 12/31/2032 (a)	335	338
Asurion, LLC 8.375% 2/1/2034 (a)	975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	760	749
Blackstone Private Credit Fund 5.95% 7/16/2029	676	676
Blackstone Private Credit Fund 5.35% 3/12/2031	424	408
Blackstone Private Credit Fund 5.95% 5/15/2031	50	49
Blackstone Private Credit Fund 6.00% 11/22/2034	660	636
Block, Inc. 5.625% 8/15/2030 (a)	930	933
Block, Inc. 3.50% 6/1/2031	396	365
Block, Inc. 6.50% 5/15/2032	765	781
Block, Inc. 6.00% 8/15/2033 (a)	195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)	650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	300	299
FS KKR Capital Corp. 6.875% 8/15/2029	272	273
FS KKR Capital Corp. 6.125% 1/15/2031	320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)	179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)	866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,243

American Funds Insurance Series	250

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)	425	403
MSCI, Inc. 3.625% 11/1/2031 (a)	211	196
Navient Corp. 5.00% 3/15/2027	1,873	1,859
Navient Corp. 5.50% 3/15/2029	3,520	3,381
Navient Corp. 9.375% 7/25/2030	1,347	1,370
Navient Corp. 11.50% 3/15/2031	950	1,003
Navient Corp. 9.375% 10/15/2031	715	713
Navient Corp. 7.875% 6/15/2032	1,373	1,287
Navient Corp. 5.625% 8/1/2033	1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028	135	131
OneMain Finance Corp. 5.375% 11/15/2029	960	944
OneMain Finance Corp. 7.875% 3/15/2030	760	792
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030	205	190
OneMain Finance Corp. 7.50% 5/15/2031	105	109
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033	800	788
OneMain Finance Corp. 6.75% 9/15/2033	525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)	760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	738
SLM Corp. 6.50% 1/31/2030	147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,275	2,407
		79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)	4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)	5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)	938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)	150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)	481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)	5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,678

251	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,590	1,563
Centene Corp. 2.45% 7/15/2028	480	456
Centene Corp. 4.625% 12/15/2029	1,475	1,432
Centene Corp. 3.375% 2/15/2030	147	137
Centene Corp. 3.00% 10/15/2030	610	552
Centene Corp. 2.50% 3/1/2031	1,735	1,517
Centene Corp. 2.625% 8/1/2031	400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	86	93
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)	1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)	405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)	465	456
HCA, Inc. 7.50% 11/15/2095	175	189
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)	63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)	104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)	33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)	325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	216
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	912
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	518
		65,496

American Funds Insurance Series	252

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD810	$848
ArcelorMittal SA 7.00% 10/15/2039	403	446
ArcelorMittal SA 6.75% 3/1/2041	685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	709
Avient Corp. 6.25% 11/1/2031 (a)	185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)	310	312
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	208
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.55% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	402
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)	405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	830
FMC Corp. 3.45% 10/1/2029	280	259
FMC Corp. 8.00% 6/1/2031 (a)	615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)	5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	435	439
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	595	586
Methanex Corp. 5.125% 10/15/2027	2,005	2,004
Methanex Corp. 5.65% 12/1/2044	385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	578
Novelis Corp. 3.875% 8/15/2031 (a)	412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	561

253	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)	616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	506
Westlake Corp. 5.55% 11/15/2035	100	99
Westlake Corp. 6.375% 11/15/2055	35	35
		60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)	440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)	1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)	265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	250	246
Intel Corp. 3.05% 8/12/2051	125	78
Intel Corp. 5.60% 2/21/2054	208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	276
Oracle Corp. 4.95% 2/4/2031	452	443
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	290
Oracle Corp. 5.70% 2/4/2036	1,090	1,056
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.90% 11/9/2052	35	34
Oracle Corp. 6.70% 2/4/2056	1,133	1,067
Oracle Corp. 6.85% 2/4/2066	60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)	3,270	3,364

American Funds Insurance Series	254

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD310	$306
UKG, Inc. 6.875% 2/1/2031 (a)	760	739
Unisys Corp. 10.625% 1/15/2031 (a)	1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)	1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)	1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)	1,895	1,992
		56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	221
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	867
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	240
ATI, Inc. 4.875% 10/1/2029	575	569
ATI, Inc. 5.125% 10/1/2031	615	611
ATI, Inc. 5.875% 6/15/2033	230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)	325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	272
CACI International, Inc. 6.375% 6/15/2033 (a)	390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,199	2,150
Eaton Corp. 4.20% 3/6/2031	200	196
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)	505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	720	731

255	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)	768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	454
Icahn Enterprises, LP 5.25% 5/15/2027	3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029	610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	257
Moog, Inc. 5.50% 10/15/2034 (a)	980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	704
		56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	615
FibraSOMA 7.125% 5/28/2036 (a)	245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,425	1,364

American Funds Insurance Series	256

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	187
MPT Operating Partnership, LP 5.00% 10/15/2027	6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029	1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031	1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	362
SBA Communications Corp. 3.125% 2/1/2029	111	106
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,091
Service Properties Trust 3.95% 1/15/2028	2,527	2,464
Service Properties Trust 4.95% 10/1/2029	2,668	2,515
Service Properties Trust 4.375% 2/15/2030	2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,111
Service Properties Trust 8.875% 6/15/2032	985	1,015
		50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)	2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)	985	958
Coty, Inc. 6.625% 7/15/2030 (a)	641	642
Coty, Inc. 5.60% 1/15/2031 (a)	517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	610	610

257	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)	425	415
US Foods, Inc. 5.75% 4/15/2033 (a)	390	391
		35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029	600	604
AES Corp. 3.95% 7/15/2030 (a)	500	479
AES Corp. 5.75% 7/15/2033	610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)	460	461
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	290	298
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)	630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)	380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	160
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)	1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)	2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	352
		16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	420	424
Total corporate bonds and notes		745,314
Loans 3.93%
Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)	183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)	1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)	65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)	725	445

American Funds Insurance Series	258

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)	1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)	949	955
		6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)	255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)	5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)	155	155
		5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)	1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)	2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)	19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)	778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)	119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)	579	572
		4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)	160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)	256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)	1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)	2,430	2,454
		4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)	1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)	680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)	27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)	2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)	797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)	280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)	1,220	1,225
		4,049

259	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD461	$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)	443	443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)	485	485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)	308	309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)	— (e)	— (e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)	1,333	1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)	735	736
		3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)	1,109	1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)	354	356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)	460	461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)	1,446	1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)	213	213
		3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)	688	669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	452	389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	457	394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)	968	— (e)
		1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)	227	225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)	232	231
		456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266	159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160	152
Total loans		35,169

American Funds Insurance Series	260

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD480	$456
Municipals 0.02%
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	198	143
Total municipals		143
Total bonds, notes & other debt instruments (cost: $798,191,000)		781,082
Convertible bonds & notes 0.13%
Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,183
Total convertible bonds & notes (cost: $403,000)		1,183
Common stocks 5.03%	Shares
Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114
		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	— (e)
		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	— (e)
Total common stocks (cost: $25,258,000)		44,984

261	American Funds Insurance Series

American High-Income Trust (continued)
Rights & warrants 0.01%	Shares	Value (000)
Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102
Total rights & warrants (cost: $80,000)		102
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268
Total short-term securities (cost: $55,267,000)		55,268
Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817
Net assets 100.00%		$894,436
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026	8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026	(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026	(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026	(116)	(3)
					$2
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD29,964	$(2,416)	$(1,647)	$(769)
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792

American Funds Insurance Series	262

American High-Income Trust (continued)
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16
Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16
Total		$9,159	$20,124	2.25%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

263	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)	Value (000)
Mortgage-backed obligations 65.82%
Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26	25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	82	77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1	1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	115	100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	195	164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	260	219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14	12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	63	56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	133	119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	78	69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	152	135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	191	170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	14	15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	23	19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18	17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	381	319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	86	72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	658	528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	91	74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	58	49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	446	374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	117	95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,393	1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	317	258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	154	123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	158	141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	253	212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	28	25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	338	287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	21	18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	351	301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	165	142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	29	26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	181	156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	72	64

American Funds Insurance Series	264

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	45	46

265	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD39	$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	24	25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	21	22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	14	15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	111	116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	82	85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	450	457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	230	233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	166	167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	371	382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	141	144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	87	87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	302	309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	22	23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	48	48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	44	44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	36	38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	168	162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	430	440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	464	466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	82	84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1	1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)	46	42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	265	271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10	10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	18	18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	86	91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	103	93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	114	102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40	34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39	37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	639	574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	70	70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	394	393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	124	116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	34	32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,339	1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	247	220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	70	61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	222	221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	14	13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	20	19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	10	10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	8	8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	32	31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	117	104

American Funds Insurance Series	266

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)	226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	8	8

267	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	382	391

American Funds Insurance Series	268

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	163	164

269	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)	10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)	24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)	125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)	304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)	60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)	586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)	106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)	30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)	2,019	2,058
		68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)	47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)	141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)	100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)	179	179
		1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	75	76
		497
Total mortgage-backed obligations		69,764
U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026	535	535
U.S. Treasury 3.50% 10/31/2027	1,130	1,120
U.S. Treasury 4.25% 2/15/2028	460	461
U.S. Treasury 3.875% 3/15/2028	550	547
U.S. Treasury 4.125% 7/31/2028	450	450
U.S. Treasury 4.50% 5/31/2029 (f)	1,025	1,034
U.S. Treasury 4.00% 3/31/2030	100	99
U.S. Treasury 3.50% 2/28/2031	605	587
U.S. Treasury 4.00% 6/30/2032	300	296
U.S. Treasury 3.875% 12/31/2032	510	498
U.S. Treasury 1.875% 2/15/2041	240	167
U.S. Treasury 3.25% 5/15/2042	106	87

American Funds Insurance Series	270

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045		USD190	$186
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	328
U.S. Treasury 4.75% 8/15/2055		345	335
U.S. Treasury 4.625% 11/15/2055		600	571
U.S. Treasury 4.75% 2/15/2056		1,775	1,724
U.S. Treasury 5.00% 5/15/2056		165	167
Total U.S. Treasury bonds & notes			9,228
Asset-backed obligations 1.78%
Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)		91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)		36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)		31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)		54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		292	294
			871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)		250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)		100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)		250	250
			600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)		60	59
			127
Total asset-backed obligations			1,888
Total bonds, notes & other debt instruments (cost: $81,532,000)			80,880
Short-term securities 31.58%	Weighted average yield at acquisition
Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594

271	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700	1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690	1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620	1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670	2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690	1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660	1,000	998
			12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620	1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630	2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640	1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620	1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600	2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605	1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620	1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605	2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610	900	897
Federal Home Loan Bank 8/28/2026	3.635	2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628	2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630	2,000	1,972
Total short-term securities (cost: $33,481,000)			33,478
Total investment securities 107.89% (cost: $115,013,000)			114,358
Other assets less liabilities (7.89)%			(8,366)
Net assets 100.00%			$105,992
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	123	3/17/2027	USD29,508	$(86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026	44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026	16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026	4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026	3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026	908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,601	123
					$155

American Funds Insurance Series	272

American Funds Mortgage Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$7	$—	$7
SOFR	Annual	3.739%	Annual	3/25/2033	USD602	6	—	6
SOFR	Annual	3.7655%	Annual	3/26/2033	USD754	7	—	7
SOFR	Annual	3.788%	Annual	3/26/2033	USD454	3	—	3
SOFR	Annual	3.793%	Annual	3/26/2033	USD226	2	—	2
SOFR	Annual	3.8105%	Annual	3/30/2033	USD314	2	—	2
SOFR	Annual	3.8175%	Annual	3/31/2033	USD303	2	—	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD670	8	—	8
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	11	—	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD982	103	—	103
						$151	$—	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2026unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342	10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237	8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943	9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380	9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974	9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840	7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400	8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119	6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204	11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603	10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809	4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430	10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585	10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288	10,000	9,993
OMERS Finance Trust 7/6/2026	0.327	10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311	9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314	10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313	10,000	9,984
Sanofi 7/8/2026 (a)	1.129	10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224	10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806	10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372	9,000	8,981
			211,753
Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595	3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247	3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777	9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122	4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815	1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774	10,000	9,943
Federal Home Loan Bank 9/4/2026	0.768	8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760	6,400	6,354
Freddie Mac 8/31/2026	0.639	5,000	4,969
			52,823
Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211	8,000	7,988
Ontario (Province of) 7/14/2026	0.269	10,500	10,485
			18,473
U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102	5,750	5,731
U.S. Treasury 9/17/2026	0.758	10,000	9,921
			15,652
Total short-term securities (cost: $298,723,000)			298,701
Total investment securities 100.57% (cost: $298,723,000)			298,701
Other assets less liabilities (0.57)%			(1,706)
Net assets 100.00%			$296,995

American Funds Insurance Series	274

Ultra-Short Bond Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

275	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 48.01%
U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD10,366	$10,369
U.S. Treasury 4.375% 7/31/2026	25,795	25,809
U.S. Treasury 4.625% 9/15/2026	10,209	10,228
U.S. Treasury 3.50% 9/30/2026	11,100	11,091
U.S. Treasury 3.875% 3/31/2027	23,000	22,978
U.S. Treasury 4.50% 4/15/2027	30,000	30,113
U.S. Treasury 0.50% 4/30/2027	1,250	1,214
U.S. Treasury 2.625% 5/31/2027	2,290	2,260
U.S. Treasury 3.75% 6/30/2027	33,220	33,104
U.S. Treasury 3.875% 7/31/2027	10,000	9,972
U.S. Treasury 3.75% 8/15/2027	5,043	5,021
U.S. Treasury 3.625% 8/31/2027	2,945	2,928
U.S. Treasury 3.375% 11/30/2027	600	594
U.S. Treasury 3.375% 12/31/2027	10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	48,714
U.S. Treasury 3.625% 5/31/2028	14,850	14,705
U.S. Treasury 1.25% 6/30/2028	3,325	3,141
U.S. Treasury 4.00% 6/30/2028	6,907	6,886
U.S. Treasury 4.125% 6/30/2028	9,870	9,865
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,673
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 2.625% 2/15/2029	3,270	3,146
U.S. Treasury 4.25% 2/28/2029	11,435	11,460
U.S. Treasury 4.50% 5/31/2029	825	833
U.S. Treasury 2.625% 7/31/2029	9,309	8,898
U.S. Treasury 4.00% 7/31/2029	15,070	15,001
U.S. Treasury 3.625% 8/31/2029	11,435	11,254
U.S. Treasury 4.125% 10/31/2029	4,800	4,793
U.S. Treasury 4.125% 11/30/2029	10,200	10,185
U.S. Treasury 4.375% 12/31/2029	23,475	23,627
U.S. Treasury 4.00% 2/28/2030	11,270	11,204
U.S. Treasury 4.00% 3/31/2030	15,000	14,906
U.S. Treasury 3.75% 6/30/2030	17,030	16,755
U.S. Treasury 3.875% 6/30/2030	6,000	5,931
U.S. Treasury 4.00% 7/31/2030	1,185	1,177
U.S. Treasury 4.625% 9/30/2030	1,290	1,311
U.S. Treasury 4.875% 10/31/2030	625	642
U.S. Treasury 3.50% 11/30/2030	505	491
U.S. Treasury 3.625% 12/31/2030	850	830
U.S. Treasury 3.75% 1/31/2031	18,700	18,349
U.S. Treasury 3.875% 4/30/2031	18,965	18,695
U.S. Treasury 4.125% 5/31/2031	21,145	21,071
U.S. Treasury 4.25% 6/30/2031	9,625	9,641
U.S. Treasury 4.125% 11/30/2031	3,240	3,223
U.S. Treasury 4.125% 2/29/2032	9,305	9,250
U.S. Treasury 4.125% 3/31/2032	3,000	2,981
U.S. Treasury 4.125% 5/31/2032	10,295	10,223
U.S. Treasury 4.00% 6/30/2032	16,910	16,676
U.S. Treasury 2.75% 8/15/2032	8,095	7,435
U.S. Treasury 3.75% 11/30/2032	4,075	3,953
U.S. Treasury 3.875% 12/31/2032	4,095	3,999
U.S. Treasury 4.25% 3/31/2033	7,658	7,635
U.S. Treasury 3.875% 8/15/2033	3,180	3,093
U.S. Treasury 4.375% 5/15/2034	1,687	1,688
U.S. Treasury 3.875% 8/15/2034	1,970	1,903
U.S. Treasury 4.25% 11/15/2034	1,790	1,773
U.S. Treasury 4.625% 2/15/2035	5,000	5,080
U.S. Treasury 4.25% 5/15/2035	1,800	1,779
U.S. Treasury 4.00% 11/15/2035	850	822

American Funds Insurance Series	276

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD1,130	$1,103
U.S. Treasury 4.50% 8/15/2039	13,655	13,474
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	550
U.S. Treasury 1.375% 11/15/2040	1,945	1,258
U.S. Treasury 3.875% 5/15/2043	820	725
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,601
U.S. Treasury 4.125% 8/15/2044	11,760	10,638
U.S. Treasury 2.50% 2/15/2045	4,850	3,402
U.S. Treasury 5.00% 5/15/2045	8,955	9,033
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,390
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	549
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,056
U.S. Treasury 1.375% 8/15/2050	4,330	2,124
U.S. Treasury 1.625% 11/15/2050	35,205	18,408
U.S. Treasury 1.875% 2/15/2051	5,892	3,275
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,977
U.S. Treasury 1.875% 11/15/2051	3,164	1,739
U.S. Treasury 3.00% 8/15/2052	895	635
U.S. Treasury 4.00% 11/15/2052	1,849	1,582
U.S. Treasury 4.75% 11/15/2053	205	198
U.S. Treasury 4.25% 2/15/2054	11,130	9,932
U.S. Treasury 4.625% 5/15/2054	3,165	3,006
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,004
U.S. Treasury 4.75% 8/15/2055	20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)	42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)	43,300	42,062
U.S. Treasury 5.00% 5/15/2056	9,395	9,495
		796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)	6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	147	78

277	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD466	$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	7,825	7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	10,337	9,537
		106,256
Total U.S. Treasury bonds & notes		903,211
Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	2	2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	— (d)	— (d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	— (d)	— (d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	389	380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	918	894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	654	612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	— (d)	— (d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	276	258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9	9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	11	11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	3	3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	13	13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	21,881	19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	236	238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	108	109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27	27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	107	108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14	13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	59	60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11	11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5	5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	5	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28	26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	584	607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	6	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	47	44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,205	2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	39	36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5	4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72	68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,302	2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	29	26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43	41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60	57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18	17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	827	768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	307	284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	79	73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	402	372

American Funds Insurance Series	278

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,237	4,189

279	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)	1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	85	87

American Funds Insurance Series	280

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD81	$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	57	58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,287	1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,665	1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,153	1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	82	84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	39	40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,263	1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	185	187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	20	20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,147	2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	340	351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	23	24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	761	783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	23	23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,263	1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,327	6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	150	153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	58	60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	56	57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	194	201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	858	907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)	178	162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85	77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	438	452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	— (d)	— (d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	44	46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)	1,000	908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)	1,017	1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,065	915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	320	307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	392	352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	— (d)	— (d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	— (d)	— (d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)	18	18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	978	916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	196	198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	403	408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	575	496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	19	18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21	20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	102	98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	152	142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)	188	187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	38	35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	56	52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37	34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	35	33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	30	28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21	19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17	16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16	15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11	10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10	9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	649	616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	34	32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	29	27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	20	19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12	11

281	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)	3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)	200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)	376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)	69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)	143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	648	566

American Funds Insurance Series	282

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	4,410	4,589

283	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)	557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)	829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)	170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)	300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)	481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	24	25

American Funds Insurance Series	284

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)	780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)	621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)	495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)	920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)	5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)	4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)	1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)	11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)	584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)	2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)	1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)	310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)	21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)	371	390
		621,537

285	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)		USD897	$859
Total mortgage-backed obligations			622,396
Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036		300	324
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036		875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			47,949
Total bonds, notes & other debt instruments (cost: $1,615,318,000)			1,573,556
Short-term securities 19.74%	Weighted average yield at acquisition
Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963
			245,365

American Funds Insurance Series	286

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640	15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430	16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600	15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632	5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556	10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611	13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630	15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630	20,000	19,722
Total short-term securities (cost: $371,456,000)			371,426
Options purchased (equity style) 0.10%
Options purchased (equity style)*			1,870
Total options purchased (equity style) (cost: $1,228,000)			1,870
Total investment securities 103.49% (cost: $1,988,002,000)			1,946,852
Total options written (equity style)† (0.14)% (premium received: $1,611,000)			(2,614)
Other assets less liabilities (3.49)%			(63,051)
Net assets 100.00%			$1,881,187
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,870
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	238	12/11/2026	USD96.06	USD(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(2,467)
					$(2,614)

287	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26	9/16/2026	USD6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026	133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027	370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026	899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026	305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026	58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026	(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026	20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026	13,706	319
					$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$(17)	$—	$(17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(28)	—	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(30)	—	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD7,893	(68)	—	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD8,416	(72)	—	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD8,275	(76)	—	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD8,200	(76)	—	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD16,400	(152)	—	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(73)	—	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(16)	—	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(31)	—	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD55,910	552	—	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	110	—	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD3,983	(9)	—	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD20,792	(96)	—	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD4,173	(23)	—	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD2,700	(13)	—	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD1,210	(6)	—	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD9,700	(49)	—	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD1,200	(6)	—	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD9,700	(45)	—	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD9,700	(33)	—	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD4,800	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD4,567	(3)	—	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD6,048	2	—	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD4,838	— (d)	—	— (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD4,838	— (d)	—	— (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(111)	—	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(100)	—	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(119)	—	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	63	—	63

American Funds Insurance Series	288

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	294	—	294

289	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,708	(26)	—	(26)
						$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	290

Managed Risk Growth Fund
Investment portfolio June 30, 2026unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546
Total growth funds (cost: $315,443,000)		418,546
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543
Total fixed income funds (cost: $57,800,000)		57,543
Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244
Total short-term securities (cost: $13,244,000)		13,244
Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668
Total options purchased (cost: $4,338,000)		1,668
Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973
Net assets 100.00%		$491,974
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	405	USD303,724	USD4,750.00	9/18/2026	$210
S&P 500 Index	30	22,498	4,775.00	9/18/2026	16
S&P 500 Index	10	7,499	4,800.00	9/18/2026	6
S&P 500 Index	25	18,748	4,875.00	9/18/2026	15
S&P 500 Index	30	22,498	4,850.00	12/18/2026	61
S&P 500 Index	25	18,748	4,900.00	12/18/2026	53
S&P 500 Index	20	14,999	5,000.00	12/18/2026	46
S&P 500 Index	50	37,497	5,100.00	12/18/2026	126
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$1,668

291	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD19,248	$219
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—
Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	292

Managed Risk EUPAC Fund (formerly Managed Risk International Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690
Total growth funds (cost: $69,084,000)		94,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180
Total fixed income funds (cost: $13,218,000)		13,180
Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218
Total short-term securities (cost: $3,218,000)		3,218
Options purchased (equity style) 0.39%
Options purchased (equity style)*		438
Total options purchased (cost: $777,000)		438
Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42
Net assets 100.00%		$111,568
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
iShares MSCI EAFE ETF	675	USD7,012	USD70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975	93,232	75.00	9/18/2026	198
iShares MSCI EAFE ETF	75	779	81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200	12,466	80.00	12/18/2026	184
iShares MSCI EAFE ETF	250	2,597	85.00	12/18/2026	27
					$438
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
MSCI EAFE Index Futures	Long	23	9/18/2026	USD3,617	$12

293	American Funds Insurance Series

Managed Risk EUPAC Fund (continued) (formerly Managed Risk International Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.87%
American Funds Insurance Series – International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	—
Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	294

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 85.04%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,520,113	$258,458
Total growth-and-income funds (cost: $203,867,000)		258,458
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,662,923	35,970
Total fixed income funds (cost: $36,326,000)		35,970
Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263
Total short-term securities (cost: $8,263,000)		8,263
Options purchased (equity style) 0.25%
Options purchased (equity style)*		760
Total options purchased (cost: $2,738,000)		760
Total investment securities 99.85% (cost: $251,194,000)		303,451
Other assets less liabilities 0.15%		461
Net assets 100.00%		$303,912
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	420	USD314,973	USD4,750.00	9/18/2026	$218
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	10	7,499	5,000.00	12/18/2026	23
S&P 500 Index	20	14,999	5,100.00	12/18/2026	50
S&P 500 Index	10	7,499	5,125.00	12/18/2026	27
S&P 500 Index	10	7,499	5,175.00	12/18/2026	27
S&P 500 Index	135	101,241	5,225.00	12/18/2026	371
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$760
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD9,813	$116

295	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	—
Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	296

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 80.03%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363
Total growth-and-income funds (cost: $1,360,038,000)		1,670,363
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238
Total fixed income funds (cost: $348,901,000)		347,238
Short-term securities 2.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311
Total short-term securities (cost: $53,311,000)		53,311
Options purchased (equity style) 0.44%
Options purchased (equity style)*		9,165
Total options purchased (cost: $30,973,000)		9,165
Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077
Other assets less liabilities 0.34%		7,118
Net assets 100.00%		$2,087,195
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	4,230	USD3,172,229	USD4,750.00	9/18/2026	$2,200
S&P 500 Index	75	56,245	4,775.00	9/18/2026	40
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	80	59,995	4,850.00	9/18/2026	47
S&P 500 Index	145	108,741	4,875.00	9/18/2026	85
S&P 500 Index	30	22,498	4,825.00	12/18/2026	59
S&P 500 Index	180	134,988	4,850.00	12/18/2026	365
S&P 500 Index	95	71,244	4,875.00	12/18/2026	198
S&P 500 Index	85	63,745	4,900.00	12/18/2026	180
S&P 500 Index	90	67,494	5,000.00	12/18/2026	206
S&P 500 Index	270	202,483	5,100.00	12/18/2026	680
S&P 500 Index	160	119,990	5,125.00	12/18/2026	430
S&P 500 Index	90	67,494	5,175.00	12/18/2026	244
S&P 500 Index	1,540	1,154,901	5,225.00	12/18/2026	4,233
S&P 500 Index	55	41,246	5,450.00	12/18/2026	180
					$9,165

297	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD104,921	$1,180
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$(7,519)	$1,670,363	$6,237	$112,689
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—
Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	298

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Asset allocation funds 97.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035
Total asset allocation funds (cost: $1,250,630,000)		1,410,035
Short-term securities 2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930
Total short-term securities (cost: $41,930,000)		41,930
Options purchased (equity style) 0.09%
Options purchased (equity style)*		1,341
Total options purchased (cost: $2,936,000)		1,341
Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306
Other assets less liabilities 0.01%		166
Net assets 100.00%		$1,453,472
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	205	USD153,737	USD4,750.00	9/18/2026	$107
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	25	18,748	5,000.00	12/18/2026	57
S&P 500 Index	40	29,997	5,100.00	12/18/2026	101
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
					$1,341
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD14,719	$174

299	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 97.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399	$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227	60,619	1,241,009	269,540	131,606
Cash	1,556	2,396	1,196	156	354
Cash collateral pledged for futures contracts	—	—	—	—	134
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	462	9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	—	—	—	—	75
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	22,295	7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480	475	18,998	4,247	3,327
Dividends and interest	14,948	3,436	21,466	17,140	10,369
Variation margin on futures contracts	—	—	—	—	3
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	— [4]	33	38	5	13
Other	145	82	60	324	108
	10,756,512	2,581,621	57,446,896	7,630,988	4,540,057
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	101
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	14,889	8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017	7,092	93,249	14,883	9,644
Investment advisory services	3,145	1,224	13,875	2,605	1,826
Insurance administrative fees	932	280	5,037	413	693
Services provided by related parties	1,396	534	7,390	1,084	541
Trustees’ deferred compensation	127	61	707	174	58
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	1,012	188	831	2,163	8,498
Other	1,125	4,270	235	771	189
	50,643	22,059	222,096	41,597	35,017
Commitments and contingencies[3]
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144	$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725	1,078,138	35,116,347	3,328,744	2,152,166
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Investment securities on loan, at value	$34,316	$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983	2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232	60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463	9,058	801	4,084	1,504
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

301	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979	$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513	73,252	1,371,027	19,483
Cash	3,834	85	328	46	150
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	— [4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	32,710	2,024	3,474	143,504	4,018
Sales of fund’s shares	4,804	160	55	11,543	749
Dividends and interest	14,690	72	4,043	32,255	1,177
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	6	— [4]	—	7	1
Other	—	—	157	255	56
	12,381,892	110,833	2,218,098	46,206,047	455,119
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	6,871	235	5,945	173,250	671
Repurchases of fund’s shares	9,645	1	4,679	69,651	402
Investment advisory services	2,248	40	678	9,218	178
Insurance administrative fees	1,566	11	254	2,259	145
Services provided by related parties	1,457	7	373	4,879	95
Trustees’ deferred compensation	158	— [4]	33	688	12
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	124	—	436	1,807	185
Other	4	— [4]	28	98	12
	22,073	294	12,426	261,850	1,700
Commitments and contingencies[3]
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,959,746	$94,282	$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257	1,167,012	25,357,699	170,352
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Investment securities on loan, at value	$372	$1,452	$3,908	$21,780	$82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462	1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513	73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	— [4]	430	3,117	151
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	302

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	—	606	528	3,026
Bilateral swaps, at value	4	—	—	586	—
Unrealized appreciation on unfunded commitments[3]	—	4	—	—	—
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	—	—	—
Other	84	907	13	—	—
	1,829,024	29,540,003	480,792	12,299,636	1,219,657
Liabilities:
Unrealized depreciation on open forward currency contracts	5	—	191	223	5,197
Bilateral swaps, at value	—	—	89	9,985	2,627
TBA sale commitments, at value	—	—	—	194,533	—
Unrealized depreciation on unfunded commitments[3]	—	11	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	—	—
Other	152	30	94	287	136
	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Investment securities on loan, at value	$—	$72,410	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	193,891	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

303	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$827,351	$114,358	$298,701	$1,946,852	$14,912
Affiliated issuers	55,268	—	—	—	476,089
Cash	1,890	102	73	2,626	—
Cash collateral pledged for futures contracts	189	913	—	—	1,278
Cash collateral pledged for swap contracts	1,482	—	—	—	—
Cash denominated in currencies other than U.S. dollars	32	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	3	—	—	—	—
Receivables for:
Sales of investments	787	6,871	—	61,794	1,395
Sales of fund’s shares	1,802	367	20	15,061	40
Dividends and interest	13,587	366	—	11,188	61
Variation margin on futures contracts	6	—	—	11	122
Variation margin on centrally cleared swap contracts	23	17	—	647	—
Securities lending income	—	—	—	—	—
Other	2	—	—	—	—
	902,422	122,994	298,794	2,038,179	493,897
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	5	—	—	—	—
Options written, at value	—	—	—	2,615	—
Payables for:
Purchases of investments	7,240	16,741	—	150,548	—
Repurchases of fund’s shares	92	57	1,627	830	1,478
Investment advisory services	237	19	64	313	40
Insurance administrative fees	171	41	36	354	302
Services provided by related parties	186	23	62	311	96
Trustees’ deferred compensation	28	3	10	43	7
Variation margin on futures contracts	21	118	—	1,609	—
Variation margin on centrally cleared swap contracts	4	— [4]	—	368	—
Non-U.S. taxes	—	—	—	—	—
Other	2	— [4]	—	1	—
	7,986	17,002	1,799	156,992	1,923
Commitments and contingencies[3]
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887	$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)	(11,895)	4,842	(271,953)	105,194
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	823,932	115,013	298,723	1,988,002	17,582
Affiliated issuers	55,267	—	—	—	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	—	—	—	—
Premiums received on options written	—	—	—	1,611	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	304

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,656	$9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	—	—	—	—
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	112,058	304,712	2,091,207	1,456,865
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
TBA sale commitments, at value	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	—	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	490	800	4,012	3,393
Commitments and contingencies[3]
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

305	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22
Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93
Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68
Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46
Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07
Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61
Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62
Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98
Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	306

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03
Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92
Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90
Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64
Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82
Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75
Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67
Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85
Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64
Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95
Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

307	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15
Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	308

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004
	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33
	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	— [4]	6	1	— [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730
Other	5	20	50	5	29
Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556
Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044
Net investment income	52,377	11,323	43,488	63,181	27,892
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(36)
Forward currency contracts	—	—	—	—	(134)
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	(15)
Forward currency contracts	—	—	—	—	(28)
Swap contracts	—	—	—	—	—
Currency translations	(332)	(788)	(191)	(1,645)	(928)
	925,659	(218,938)	808,585	(566,915)	343,958
Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015
Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

309	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$602	$20,627	$268,920	$7,046
Affiliated issuers	6,864	63	884	20,267	262
	114,412	665	21,511	289,187	7,308
Interest from unaffiliated issuers	4	2	149	30	26
Securities lending income (net of fees)	25	4	16	86	2
	114,441	671	21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231	5,025	53,978	1,047
Distribution services	6,915	20	1,858	22,208	490
Insurance administrative services	3,079	22	494	4,340	282
Transfer agent services	1	—	— [4]	5	— [4]
Administrative services	1,790	16	317	6,550	66
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	43	7	20	155	11
Registration statement and prospectus	96	13	17	349	3
Trustees’ compensation	34	— [4]	6	126	1
Auditing and legal	28	10	26	67	21
Custodian	102	— [4]	102	271	44
Other	9	— [4]	2	23	1
Total fees and expenses before waivers and/or reimbursements	34,411	319	7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	—	1,058	—	—
Miscellaneous fee reimbursement	—	— [4]	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,949	— [4]	1,058	—	—
Total fees and expenses after waivers and/or reimbursements	25,462	319	6,809	88,072	1,966
Net investment income	88,979	352	14,867	201,231	5,370
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330	193,609	3,231,715	17,495
Affiliated issuers	(41)	— [4]	1	70,741	(2)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(2)	— [4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	387,874	1,330	193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857	94,305	1,133,330	26,789
Affiliated issuers	(41)	— [4]	(5)	(58,596)	— [4]
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency translations	(1)	—	(61)	(29)	6
	384,310	11,857	94,239	1,074,705	26,795
Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187	288,019	4,379,755	44,231
Net increase (decrease) in net assets resulting from operations	$861,163	$13,539	$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	310

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119
	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	—	—
	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	— [4]	3	— [4]	1	— [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143
Other	1	15	— [4]	6	2
Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	—	46	8,522	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,138	—	46	8,522	—
Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428
Net investment income	26,118	262,535	5,257	240,935	26,834
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	—	—	(37)	—	(278)
Options written	—	—	7	—	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	—	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	—	—	—	—	—
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	—	—	(4)	—	(28)
TBA sale commitments	—	—	—	(642)	—
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	—	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)
	53,268	515,402	10,454	(57,889)	(7,493)
Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)
Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

311	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$—	$—	$—	$391
Affiliated issuers	792	—	—	—	791
	1,307	—	—	—	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745	41,651	—
Securities lending income (net of fees)	—	—	—	—	—
	33,964	2,723	5,745	41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391	2,725	243
Distribution services	973	128	337	1,603	590
Insurance administrative services	329	83	73	706	607
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	142	18	46	277	—
Accounting and administrative services	—	—	—	—	35
Reports to shareholders	20	8	9	21	—
Registration statement and prospectus	9	1	3	15	12
Trustees’ compensation	3	— [4]	1	5	1
Auditing and legal	11	6	6	8	13
Custodian	9	7	— [4]	12	3
Other	6	— [4]	— [4]	1	— [4]
Total fees and expenses before waivers and/or reimbursements	3,420	421	866	5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	—	770	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	510	42	—	770	—
Total fees and expenses after waivers and/or reimbursements	2,910	379	866	4,603	1,504
Net investment income	31,054	2,344	4,879	37,048	(322)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	—	23	(4,165)
Affiliated issuers	(3)	—	—	—	21,725
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	204	—
Futures contracts	(335)	(1,716)	—	(22,324)	(2,219)
Forward currency contracts	—	—	—	—	—
Swap contracts	19	34	—	2,403	—
In-kind redemptions	(2,095)	—	—	—	—
Currency transactions	19	—	—	—	25
Capital gain distributions received from affiliated issuers	—	—	—	—	35,433
	9,226	(1,693)	—	(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)	(18,650)	350
Affiliated issuers	(6)	—	—	—	(29,523)
Options written	—	—	—	(1,024)	—
TBA sale commitments	—	—	—	—	—
Futures contracts	16	287	—	1,295	211
Forward currency contracts	—	—	—	—	—
Swap contracts	(606)	25	—	(1,480)	—
Currency translations	(2)	—	—	—	—
	(23,558)	(773)	(43)	(19,859)	(28,962)
Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)	(39,553)	21,837
Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836	$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	312

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709
	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Administrative services	—	—	—	—
Accounting and administrative services	31	33	53	47
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	— [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3
Other	— [4]	— [4]	1	1
Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—
Miscellaneous fee reimbursement	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	21	—	—	—
Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416
Net investment income	1,905	396	6,240	2,510
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
In-kind redemptions	—	—	—	—
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023
	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	—	—	—	—
TBA sale commitments	—	—	—	—
Futures contracts	(1)	115	1,134	166
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	(1,622)	(14,939)	(9,661)	(66,552)
Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334
Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$52,377	$85,110	$11,323	$18,431	$43,488	$54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446
Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481
Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)
Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981
Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839
Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943
End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

	EUPAC Fund[3]		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$63,181	$116,468	$27,892	$54,382	$88,979	$173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843
Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735
Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)
Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588
Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042
Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014
End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	314

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$352	$378	$14,867	$29,211	$201,231	$440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858
Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232
Distributions paid to shareholders	—	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)
Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997
Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317
Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994
End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,370	$8,831	$26,118	$46,685	$262,535	$563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999
Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903
Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)
Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)
Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360
Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680
End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

315	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,257	$9,741	$240,935	$494,217	$26,834	$57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688
Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143
Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)
Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)
Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533
Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237
End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$31,054	$65,115	$2,344	$5,336	$4,879	$12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	— [4]	— [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)
Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327
Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)
Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)
Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)
Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678
End of period	$894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	316

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk EUPAC Fund[5]
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$37,048	$75,521	$(322)	$1,086	$1,905	$1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064
Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159
Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)
Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)
Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)
Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308
End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$396	$4,249	$6,240	$27,973	$2,510	$24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522
Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095
Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)
Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)
Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)
Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850
End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702
1
Formerly Global Small Capitalization Fund.
2
Unaudited.
3
Formerly International Fund.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.
Refer to the notes to financial statements.

317	American Funds Insurance Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
SMALLCAP World Fund (formerly Global Small Capitalization Fund) — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
EUPAC Fund (formerly International Fund) — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	318

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund (formerly Managed Risk International Fund) — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$—	$4,355,388
Industrials	1,013,496	649,448	—	1,662,944
Financials	476,801	694,061	—	1,170,862
Consumer discretionary	485,854	396,825	—	882,679
Health care	688,089	185,706	—	873,795
Communication services	493,309	145,227	—	638,536
Materials	147,710	158,136	—	305,846
Consumer staples	93,237	199,825	—	293,062
Real estate	37,724	85,802	—	123,526
Energy	67,841	54,015	—	121,856
Utilities	13,610	50,295	—	63,905
Short-term securities	222,227	—	—	222,227
Total	$6,277,543	$4,437,083	$—	$10,714,626

American Funds Insurance Series	322

SMALLCAP World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$464,872	$289,775	$—	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	—	318,123
Consumer discretionary	173,992	89,659	—	263,651
Health care	193,912	61,326	—	255,238
Materials	78,770	73,146	—	151,916
Consumer staples	33,336	26,786	—	60,122
Energy	50,070	7,248	—	57,318
Real estate	19,037	25,946	—	44,983
Communication services	12,136	21,875	—	34,011
Utilities	22,747	8,002	—	30,749
Preferred securities	1,155	—	2,091	3,246
Rights & warrants	—	—	79	79
Convertible bonds & notes	—	2,468	—	2,468
Bonds, notes & other debt instruments	—	242	—	242
Short-term securities	60,619	—	—	60,619
Total	$1,571,315	$984,579	$2,387	$2,558,281
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$105,769	$21,157,203
Communication services	8,146,470	139,569	—	8,286,039
Consumer discretionary	7,410,172	148,825	—	7,558,997
Health care	5,216,505	43,945	—	5,260,450
Industrials	4,270,804	307,207	—	4,578,011
Financials	3,288,501	141,971	—	3,430,472
Consumer staples	1,187,615	—	4,743	1,192,358
Energy	1,131,591	41,160	—	1,172,751
Materials	1,013,798	138,289	—	1,152,087
Real estate	753,578	—	—	753,578
Utilities	331,190	—	—	331,190
Preferred securities	25,615	—	1,030,014	1,055,629
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	—	—	79,563	79,563
Short-term securities	1,241,009	—	—	1,241,009
Total	$53,183,255	$2,845,993	$1,220,089	$57,249,337

323	American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Rights & warrants	Total
Beginning value at 1/1/2026	$ 41,973	$ 315,115	$ 36,076	—[1]	$ 393,164
Transfers into level 3	—	—	—	—	—
Purchases	35,598	194,967	23,990	—	254,555
Sales	(3)	(5,262)	—	—	(5,265)
Net realized gain (loss)	(36,997)	—	(11,834)	—	(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	—	626,466
Transfers out of level 3	—	—	—	—	—
Ending value at 6/30/2026	$ 110,512	$ 1,030,014	$ 79,563	— [1]	$1,220,089
Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$ 51,222	$ 523,099	$ 20,144	—	$ 594,464
1
Amount less than one thousand.
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$110,512	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,030,014	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Gross Profit multiple	6.0x	6.0x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	20%	20%	Increase
Convertible stocks	$79,563	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$1,220,089
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
EV = Enterprise value

American Funds Insurance Series	324

EUPAC Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$107,571	$1,667,769	$7,933	$1,783,273
Industrials	121,327	1,203,983	—	1,325,310
Financials	95,182	1,122,805	—	1,217,987
Materials	432,826	299,538	—	732,364
Consumer discretionary	123,161	398,193	—	521,354
Health care	63,086	386,037	—	449,123
Communication services	19,027	334,404	—	353,431
Consumer staples	36,473	255,635	—	292,108
Utilities	5,519	278,642	—	284,161
Energy	168,137	114,366	—	282,503
Real estate	—	33,234	—	33,234
Preferred securities	8,805	8,994	726	18,525
Rights & warrants	—	—	— *	— *
Short-term securities	269,540	—	—	269,540
Total	$1,450,654	$6,103,600	$8,659	$7,562,913
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$341,953	$1,218,276	$634	$1,560,863
Financials	105,232	526,049	— *	631,281
Industrials	126,055	377,627	—	503,682
Consumer discretionary	144,595	203,360	—	347,955
Communication services	135,655	209,184	—	344,839
Materials	197,582	146,481	— *	344,063
Health care	51,772	104,853	—	156,625
Consumer staples	52,567	87,820	—	140,387
Energy	47,517	39,339	— *	86,856
Utilities	20,321	59,020	—	79,341
Real estate	723	44,821	—	45,544
Preferred securities	25,415	8,471	6,646	40,532
Bonds, notes & other debt instruments	—	97,227	—	97,227
Short-term securities	131,606	988	—	132,594
Total	$1,380,993	$3,123,516	$7,280	$4,511,789

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Unrealized appreciation on open forward currency contracts	—	75	—	75
Liabilities:
Unrealized depreciation on futures contracts	(22)	—	—	(22)
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$(8)	$(26)	$—	$(34)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,605	$1,177	$—	$21,782
Industrials	19,987	—	—	19,987
Information technology	17,711	—	—	17,711
Consumer discretionary	14,692	—	—	14,692
Health care	12,382	—	—	12,382
Consumer staples	5,305	—	—	5,305
Materials	3,706	—	—	3,706
Utilities	3,465	—	—	3,465
Energy	2,981	—	—	2,981
Real estate	1,987	—	—	1,987
Communication services	1,981	—	—	1,981
Short-term securities	2,513	—	—	2,513
Total	$107,315	$1,177	$—	$108,492
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$389,059	$244,115	$—	$633,174
Industrials	129,899	175,633	—	305,532
Financials	100,888	128,181	— *	229,069
Communication services	136,945	55,739	—	192,684
Health care	115,706	39,752	—	155,458
Materials	118,078	33,196	—	151,274
Consumer discretionary	104,745	45,499	447	150,691
Consumer staples	60,572	42,949	—	103,521
Energy	61,937	23,092	—	85,029
Utilities	40,839	36,399	—	77,238
Real estate	10,014	7,118	—	17,132
Preferred securities	11,468	1,080	1,397	13,945
Convertible stocks	17,108	—	—	17,108
Bonds, notes & other debt instruments	—	4,504	—	4,504
Short-term securities	73,252	—	—	73,252
Total	$1,370,510	$837,257	$1,844	$2,209,611
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$—	$16,548,881
Industrials	4,718,590	350,403	—	5,068,993
Communication services	4,474,097	—	—	4,474,097
Consumer discretionary	4,440,117	—	—	4,440,117
Health care	4,332,775	—	—	4,332,775
Financials	3,929,441	—	—	3,929,441
Consumer staples	574,100	939,832	—	1,513,932
Energy	1,402,311	—	—	1,402,311
Utilities	1,322,403	—	—	1,322,403
Materials	1,285,524	—	—	1,285,524
Real estate	316,614	—	—	316,614
Convertible stocks	9,205	—	—	9,205
Short-term securities	1,371,027	—	—	1,371,027
Total	$43,420,796	$2,594,524	$—	$46,015,320

American Funds Insurance Series	326

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,271	$90,662	$—	$93,933
Financials	6,540	77,938	— *	84,478
Industrials	8,383	55,006	—	63,389
Materials	14,547	18,573	— *	33,120
Consumer discretionary	3,772	28,080	174	32,026
Consumer staples	5,492	24,820	—	30,312
Health care	934	23,934	—	24,868
Communication services	2,300	20,874	—	23,174
Energy	10,012	10,441	— *	20,453
Utilities	983	16,092	—	17,075
Real estate	731	5,225	—	5,956
Preferred securities	—	263	287	550
Short-term securities	19,483	—	—	19,483
Total	$76,448	$371,908	$461	$448,817
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$119,340	$148,222	$— *	$267,562
Information technology	112,422	93,798	—	206,220
Industrials	73,031	83,709	—	156,740
Health care	103,872	44,207	—	148,079
Consumer staples	90,900	55,651	—	146,551
Utilities	58,884	50,597	—	109,481
Consumer discretionary	56,022	36,381	—	92,403
Energy	64,847	13,790	—	78,637
Materials	33,631	24,073	—	57,704
Communication services	14,176	27,423	—	41,599
Real estate	32,098	5,511	—	37,609
Preferred securities	2,580	—	—	2,580
Convertible stocks	22,573	—	—	22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	119,191	—	119,191
Mortgage-backed obligations	—	87,757	95	87,852
Corporate bonds and notes	—	72,753	—	72,753
Other bonds & notes	—	13,507	184	13,691
Investment funds	38,448	—	—	38,448
Short-term securities	88,390	—	—	88,390
Total	$911,214	$876,570	$279	$1,788,063
Refer to the next page for footnote(s).

327	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	365	—	365
Unrealized appreciation on bilateral interest rate swaps	—	4	—	4
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$256	$376	$—	$632
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,478,234	$196,133	$—	$5,674,367
Industrials	2,242,986	84,301	—	2,327,287
Financials	2,102,470	—	— *	2,102,470
Health care	1,708,024	3,797	12,982	1,724,803
Consumer discretionary	1,341,611	74,693	721	1,417,025
Communication services	1,346,445	—	—	1,346,445
Materials	1,121,497	74,241	— *	1,195,738
Consumer staples	845,557	36,650	—	882,207
Utilities	376,748	—	—	376,748
Energy	347,856	—	697	348,553
Real estate	23,779	—	—	23,779
Preferred securities	—	—	64,850	64,850
Rights & warrants	—	—	— *	— *
Convertible stocks	39,491	—	—	39,491
Convertible bonds & notes	—	38,572	—	38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,348,344	—	3,348,344
Corporate bonds and notes	—	2,604,907	409	2,605,316
Mortgage-backed obligations	—	2,179,816	—	2,179,816
Asset-backed obligations	—	463,329	—	463,329
Bonds & notes of governments & government agencies outside the U.S.	—	114,748	—	114,748
Loans	—	28,047	7,272	35,319
Municipals	—	21,749	—	21,749
Investment funds	747,469	—	—	747,469
Short-term securities	1,815,154	—	—	1,815,154
Total	$19,537,321	$9,269,327	$86,931	$28,893,579

American Funds Insurance Series	328

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,353	$—	$—	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	—	5,295	—	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	—	—	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,078)	—	(1,078)
Total	$6,716	$4,217	$—	$10,933
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$48,187	$18,536	$—	$66,723
Industrials	21,001	18,451	—	39,452
Financials	13,868	23,713	—	37,581
Health care	24,781	6,344	—	31,125
Materials	20,930	2,238	—	23,168
Utilities	16,630	5,578	—	22,208
Consumer discretionary	9,801	8,324	—	18,125
Communication services	17,245	—	—	17,245
Consumer staples	7,214	7,750	—	14,964
Energy	10,202	1,719	—	11,921
Real estate	—	52	—	52
Preferred securities	1,337	—	—	1,337
Convertible stocks	4,211	—	—	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,737	—	56,737
Corporate bonds and notes	—	32,378	—	32,378
U.S. Treasury bonds & notes	—	31,345	—	31,345
Mortgage-backed obligations	—	21,869	—	21,869
Asset-backed obligations	—	2,865	—	2,865
Federal agency bonds & notes	—	204	—	204
Municipals	—	129	—	129
Investment funds	4,289	—	—	4,289
Short-term securities	35,149	—	—	35,149
Total	$234,845	$238,232	$—	$473,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	606	—	606
Unrealized appreciation on centrally cleared interest rate swaps	—	413	—	413
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	—	—	(121)
Unrealized depreciation on open forward currency contracts	—	(191)	—	(191)
Unrealized depreciation on centrally cleared interest rate swaps	—	(210)	—	(210)
Unrealized depreciation on bilateral interest rate swaps	—	(89)	—	(89)
Total	$166	$531	$—	$697
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

329	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,708,727	$—	$3,708,727
U.S. Treasury bonds & notes	—	3,213,470	—	3,213,470
Mortgage-backed obligations	—	3,111,771	1,299	3,113,070
Asset-backed obligations	—	423,683	—	423,683
Bonds & notes of governments & government agencies outside the U.S.	—	190,057	—	190,057
Municipals	—	158,423	—	158,423
Loans	—	3,605	5,342	8,947
Common stocks	—	14	—	14
Short-term securities	487,263	—	—	487,263
Total	$487,263	$10,809,750	$6,641	$11,303,654
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(194,533)	—	(194,533)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,327	$—	$—	$17,327
Unrealized appreciation on open forward currency contracts	—	528	—	528
Unrealized appreciation on centrally cleared interest rate swaps	—	12,513	—	12,513
Unrealized appreciation on bilateral interest rate swaps	—	586	—	586
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	—	—	(5,432)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(805)	—	(805)
Unrealized depreciation on bilateral interest rate swaps	—	(9,985)	—	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$11,895	$2,562	$—	$14,457
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	330

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$210,157	$—	$210,157
Japanese yen	—	58,904	—	58,904
British pounds	—	37,148	—	37,148
Brazilian reais	—	22,152	—	22,152
Canadian dollars	—	18,015	—	18,015
South Korean won	—	17,647	—	17,647
Peruvian nuevos soles	—	17,544	—	17,544
Australian dollars	—	17,334	—	17,334
Hungarian forints	—	13,905	—	13,905
Malaysian ringgits	—	11,821	—	11,821
Chinese yuan renminbi	—	10,544	—	10,544
Colombian pesos	—	8,469	—	8,469
Indian rupees	—	8,441	—	8,441
Mexican pesos	—	6,825	—	6,825
Danish kroner	—	6,002	—	6,002
South African rand	—	5,901	—	5,901
Indonesian rupiah	—	5,304	—	5,304
Czech korunas	—	4,467	—	4,467
Polish zloty	—	3,865	—	3,865
New Zealand dollars	—	3,488	—	3,488
Kazakhstani tenge	—	1,967	—	1,967
Chilean pesos	—	1,935	—	1,935
Turkish lira	—	1,659	—	1,659
Philippine pesos	—	1,169	—	1,169
U.S. dollars	—	524,994	510	525,504
Preferred securities	—	—	89	89
Common stocks	14	—	62	76
Investment funds	22,942	—	—	22,942
Short-term securities	120,184	2,158	—	122,342
Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on open forward currency contracts	—	3,026	—	3,026
Unrealized appreciation on centrally cleared interest rate swaps	—	4,421	—	4,421
Unrealized appreciation on centrally cleared credit default swaps	—	318	—	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on open forward currency contracts	—	(5,197)	—	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,598)	—	(1,598)
Unrealized depreciation on bilateral interest rate swaps	—	(2,629)	—	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(322)	—	(322)
Total	$1,316	$(1,981)	$—	$(665)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

331	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$745,169	$145	$745,314
Loans	—	32,685	2,484	35,169
Mortgage-backed obligations	—	—	456	456
Municipals	—	143	—	143
Convertible bonds & notes	—	1,183	—	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	—	—	—	—
Rights & warrants	—	102	—	102
Short-term securities	55,268	—	—	55,268
Total	$77,205	$784,245	$21,169	$882,619

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(23)	—	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(769)	—	(769)
Total	$2	$(769)	$—	$(767)
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	—	187	—	891	—	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	—	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 6/30/2026	$145	$2,484	$456	$18,084	—	$21,169
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$304	$(26)	$(2,104)	$(656)	$(2,872)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

American Funds Insurance Series	332

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$145	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,484	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
	$21,169
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$69,764	$—	$69,764
U.S. Treasury bonds & notes	—	9,228	—	9,228
Asset-backed obligations	—	1,888	—	1,888
Short-term securities	—	33,478	—	33,478
Total	$—	$114,358	$—	$114,358

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$273	$—	$—	$273
Unrealized appreciation on centrally cleared interest rate swaps	—	151	—	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Total	$155	$151	$—	$306
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$903,211	$—	$903,211
Mortgage-backed obligations	—	622,396	—	622,396
Federal agency bonds & notes	—	47,949	—	47,949
Short-term securities	—	371,426	—	371,426
Options purchased on futures (equity style)	1,870	—	—	1,870
Total	$1,870	$1,944,982	$—	$1,946,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,295	$—	$—	$2,295
Unrealized appreciation on centrally cleared interest rate swaps	—	15,451	—	15,451
Liabilities:
Value of options written (equity style)	(2,614)	—	—	(2,614)
Unrealized depreciation on futures contracts	(2,214)	—	—	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,000)	—	(5,000)
Total	$(2,533)	$10,451	$—	$7,918
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk EUPAC Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	336

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	338

Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

American Funds Insurance Series	340

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$34,316	$—	$35,547	$—
SMALLCAP World Fund	26,272	—	27,220	—
Growth Fund	322,896	—	330,785	—
EUPAC Fund	44,873	—	46,736	—
New World Fund	6,403	—	6,785	—
Washington Mutual Investors Fund	372	—	379	—
U.S. Small and Mid Cap Equity Fund	1,452	—	1,492	—
Capital World Growth and Income Fund	3,908	—	4,048	—
Growth-Income Fund	21,780	—	22,272	—
International Growth and Income Fund	82	—	87	—
Asset Allocation Fund	72,410	—	73,858	—
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

American Funds Insurance Series	342

Options on foreign currencies — The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

343	American Funds Insurance Series

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

American Funds Insurance Series	344

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$6,406	$18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	161,157	759	$8,268	$5,569
Asset Allocation Fund	Not applicable	Not applicable	2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$14,132*	$3,733*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable	Not applicable	5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179*	22,030*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable	Not applicable	25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable	Not applicable	98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504	Not applicable	1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943	Not applicable	129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877	Not applicable	2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998	Not applicable	64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274	Not applicable	3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239	Not applicable	133	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$22
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101
			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)
			$(170)		$(43)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—
Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3
			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109
Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—
			$(2,340)		$653
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078
			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860
Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752
Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)
			$(36,840)		$11,969
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$287	Unrealized depreciation[1]	$121
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	89
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	—
			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(27)	Net unrealized appreciation (depreciation) on investments	$8
Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	— [2]	Net unrealized appreciation (depreciation) on options written	(4)
Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468
Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52
Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5
			$(97)		$709
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$5,432
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805
Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133
			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339
Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)
Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130
			$(71,822)		$20,383
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$1,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	2,629
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322
			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(211)	Net unrealized appreciation (depreciation) on investments	$65
Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)
Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405
Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173
			$(15,696)		$806
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	769
			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$16
Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)
			$(316)		$(590)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	—
			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287
Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25
			$(1,682)		$312
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,870	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,614
Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000
			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(350)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)
Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295
Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)
			$(20,067)		$(479)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$—
Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	—
			$1,887		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350
Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211
			$ (6,384)		$561
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk EUPAC Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$450		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168
Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)
			$ (639)		$167
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	—
			$876		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154 )
Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115
			$ (3,221)		$ (39)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$9,165	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	—
			$10,345		$ —

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611 )
Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134
			$ (25,105)		$ (477)
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	—
			$1,515		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862
Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166
			$ (6,690)		$1,028
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series	352

Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$7	$ (7)	$ —	$ —	$ —
Goldman Sachs	9	(9)	—	—	—
Morgan Stanley	47	(28)	—	—	19
UBS AG	12	—	—	—	12
Total	$75	$ (44)	$ —	$ —	$31
Liabilities:
Bank of America	$8	$ —	$ —	$ —	$8
Citibank	49	(7)	—	—	42
Goldman Sachs	11	(9)	—	—	2
HSBC Bank	5	—	—	—	5
JPMorgan Chase	— †	—	—	—	— †
Morgan Stanley	28	(28)	—	—	—
Total	$101	$ (44)	$ —	$ —	$57
Capital Income Builder
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$4	$ —	$ —	$ —	$4
HSBC Bank	14	(2)	—	—	12
UBS AG	— †	—	—	—	— †
Total	$18	$ (2)	$ —	$ —	$16
Liabilities:
Goldman Sachs	$3	$ —	$ —	$ —	$3
HSBC Bank	2	(2)	—	—	—
Total	$5	$ (2)	$ —	$ —	$3
Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	67	(46)	—	—	21
Citibank	151	(86)	(65)	—	—
Goldman Sachs	148	(39)	—	—	109
HSBC Bank	29	(13)	—	—	16
JPMorgan Chase	29	(6)	—	—	23
Morgan Stanley	84	(14)	—	(70)	—
RBC Capital Markets	43	(6)	—	—	37
Standard Chartered Bank	47	(36)	—	—	11
Total	$606	$ (247)	$ (65)	$ (70)	$224
Liabilities:
Bank of America	$34	$ (1)	$ (19)	$ —	$14
Barclays Bank PLC	46	(46)	—	—	—
Citibank	86	(86)	—	—	—
Goldman Sachs	39	(39)	—	—	—
HSBC Bank	13	(13)	—	—	—
JPMorgan Chase	6	(6)	—	—	—
Morgan Stanley	14	(14)	—	—	—
RBC Capital Markets	6	(6)	—	—	—
Standard Chartered Bank	36	(36)	—	—	—
Total	$280	$ (247)	$ (19)	$ —	$14
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$52	$ (52)	$ —	$ —	$ —
Barclays Bank PLC	86	(86)	—	—	—
Citibank	100	(7)	(93)	—	—
Goldman Sachs	876	(876)	—	—	—
Total	$1,114	$ (1,021)	$ (93)	$ —	$ —
Liabilities:
Bank of America	$812	$ (52)	$ (760)	$ —	$ —
Barclays Bank PLC	2,846	(86)	(2,760)	—	—
BNP Paribas	3,217	—	(3,217)	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	3,163	(876)	(2,287)	—	—
Morgan Stanley	40	—	—	—	40
RBC Capital Markets	123	—	—	—	123
Total	$10,208	$ (1,021)	$ (9,024)	$ —	$163
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$255	$ (255)	$ —	$ —	$ —
Bank of New York Mellon	23	(5)	—	—	18
Barclays Bank PLC	549	(85)	—	—	464
BNP Paribas	116	(106)	—	—	10
Citibank	437	(437)	—	—	—
Goldman Sachs	251	(251)	—	—	—
HSBC Bank	100	(100)	—	—	—
JPMorgan Chase	41	(41)	—	—	—
Morgan Stanley	465	(465)	—	—	—
Standard Chartered Bank	361	(361)	—	—	—
UBS AG	462	(462)	—	—	—
Total	$3,151	$ (2,659)	$ —	$ —	$492
Liabilities:
Bank of America	$723	$ (255)	$ (268)	$ —	$200
Bank of New York Mellon	5	(5)	—	—	—
Barclays Bank PLC	85	(85)	—	—	—
BNP Paribas	106	(106)	—	—	—
Citibank	579	(437)	(142)	—	—
Goldman Sachs	905	(251)	(654)	—	—
HSBC Bank	140	(100)	—	—	40
JPMorgan Chase	125	(41)	—	—	84
Morgan Stanley	967	(465)	(261)	—	241
Standard Chartered Bank	503	(361)	(142)	—	—
UBS AG	484	(462)	—	—	22
Total	$5,510	$ (2,659)	$ (2,264)	$ —	$587
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$467	$40	$26
Capital Income Builder	265	—	12
EUPAC Fund	391	92	— *
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	—
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2025:
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685
Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward*	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward*	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward*	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

357	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,191	$538,597	$565,788	$66,139	$455,982	$522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282
Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286
SMALLCAP World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,823	$23,695	$27,518	$3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082
Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359
Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866
Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623
EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$69,277	$221,517	$290,794	$49,061	$—	$49,061
Class 1A	448	1,454	1,902	205	—	205
Class 2	80,139	260,868	341,007	44,060	—	44,060
Class 3	388	1,255	1,643	210	—	210
Class 4	14,444	47,657	62,101	6,153	—	6,153
Total	$164,696	$532,751	$697,447	$99,689	$—	$99,689

American Funds Insurance Series	358

New World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,568	$142,893	$164,461	$32,320	$71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725
Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985
Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,095	$555,600	$578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617
Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281
U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$364	$— †	$364
Class 1A	—	—	—	— †	— †	— †
Class 2	—	—	—	— †	— †	— †
Class 4	—	—	—	33	— †	33
Total	$—	$—	$—	$397	$— †	$397
Capital World Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,750	$50,757	$55,507	$9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355
Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689
Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912
International Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$247	$—	$247	$835	$—	$835
Class 1A	55	—	55	211	—	211
Class 2	1,150	—	1,150	4,052	—	4,052
Class 4	1,460	—	1,460	4,102	—	4,102
Total	$2,912	$—	$2,912	$9,200	$—	$9,200
Capital Income Builder
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,466	$29,627	$39,093	$25,206	$—	$25,206
Class 1A	154	546	700	416	—	416
Class 2	233	820	1,053	618	—	618
Class 4	6,934	27,788	34,722	19,776	—	19,776
Total	$16,787	$58,781	$75,568	$46,016	$—	$46,016
Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039
Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

American Funds Global Balanced Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$680	$5,274	$5,954	$1,498	$3,585	$5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572
Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425
The Bond Fund of America
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$50,387	$—	$50,387	$302,949	$—	$302,949
Class 1A	2,415	—	2,415	12,103	—	12,103
Class 2	18,814	—	18,814	115,204	—	115,204
Class 4	10,357	—	10,357	56,394	—	56,394
Total	$81,973	$—	$81,973	$486,650	$—	$486,650
Capital World Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,856	$—	$2,856	$19,172	$—	$19,172
Class 1A	315	—	315	837	—	837
Class 2	6,894	—	6,894	22,086	—	22,086
Class 4	788	—	788	2,211	—	2,211
Total	$10,853	$—	$10,853	$44,306	$—	$44,306
American High-Income Trust
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,079	$—	$1,079	$16,430	$—	$16,430
Class 1A	179	—	179	438	—	438
Class 2	7,473	—	7,473	34,271	—	34,271
Class 3	107	—	107	495	—	495
Class 4	3,355	—	3,355	12,704	—	12,704
Total	$12,193	$—	$12,193	$64,338	$—	$64,338
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

American Funds Mortgage Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$—	$13	$803	$—	$803
Class 1A	30	—	30	136	—	136
Class 2	360	—	360	1,703	—	1,703
Class 4	551	—	551	2,473	—	2,473
Total	$954	$—	$954	$5,115	$—	$5,115
Ultra-Short Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$235	$—	$235	$1,510	$—	$1,510
Class 1A	— †	— †	— †	5	—	5
Class 2	1,351	—	1,351	9,131	—	9,131
Class 3	23	—	23	156	—	156
Class 4	336	—	336	2,138	—	2,138
Total	$1,945	$—	$1,945	$12,940	$—	$12,940
U.S. Government Securities Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,039	$—	$2,039	$11,629	$—	$11,629
Class 1A	2,327	—	2,327	12,377	—	12,377
Class 2	7,553	—	7,553	44,749	—	44,749
Class 3	35	—	35	212	—	212
Class 4	1,908	—	1,908	10,129	—	10,129
Total	$13,862	$—	$13,862	$79,096	$—	$79,096
Managed Risk Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$54	$848	$902	$248	$558	$806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821
Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627
Managed Risk EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$31	$—	$31	$30	$—	$30
Class P2	1,398	—	1,398	1,450	—	1,450
Total	$1,429	$—	$1,429	$1,480	$—	$1,480
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$—	$42	$58	$—	$58
Class P2	4,240	—	4,240	5,902	—	5,902
Total	$4,282	$—	$4,282	$5,960	$—	$5,960
Managed Risk Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647
Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$209	$973	$1,182	$348	$722	$1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196
Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266
†
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2026, before waiver	For the six months ended June 30, 2026, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100
*
At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	364

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$651
Class 1A	$—	$105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200
Total class-specific expenses	$6,461	$1,769	$1,439
SMALLCAP World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$85
Class 1A	$—	$9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64
Total class-specific expenses	$2,762	$543	$417

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,727
Class 1A	$—	$604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097
Total class-specific expenses	$35,472	$9,745	$8,067
EUPAC Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$495
Class 1A	$—	$23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93
Total class-specific expenses	$5,247	$799	$1,128

365	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$328
Class 1A	$—	$49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155
Total class-specific expenses	$2,511	$1,342	$635
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$954
Class 1A	$—	$48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364
Total class-specific expenses	$6,915	$3,079	$1,790

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$13
Class 1A	$—	$—	— *
Class 2	—	Not applicable	— *
Class 4	20	22	3
Total class-specific expenses	$20	$22	$16
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57
Total class-specific expenses	$1,858	$494	$317

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,864
Class 1A	$—	$118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507
Total class-specific expenses	$22,208	$4,340	$6,550
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$12	1
Class 2	220	Not applicable	26
Class 4	270	270	33
Total class-specific expenses	$490	$282	$66

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$129
Class 1A	$—	$20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121
Total class-specific expenses	$1,040	$1,030	$256
Refer to the end of the table(s) for footnote(s).
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,367
Class 1A	$—	$73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093
Total class-specific expenses	$14,580	$9,178	$4,127

American Funds Insurance Series	366

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$5	1
Class 2	185	Not applicable	22
Class 4	261	262	31
Total class-specific expenses	$446	$267	$69
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,008
Class 1A	$—	$390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218
Total class-specific expenses	$5,101	$2,207	$1,667

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$39	5
Class 2	915	Not applicable	110
Class 4	103	103	12
Total class-specific expenses	$1,018	$142	$200
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$24
Class 1A	$—	$13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38
Total class-specific expenses	$973	$329	$142

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1
Class 1A	$—	$4	1
Class 2	49	Not applicable	6
Class 4	79	79	10
Total class-specific expenses	$128	$83	$18
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	261	Not applicable	31
Class 3	3	Not applicable	1
Class 4	73	73	9
Total class-specific expenses	$337	$73	$46

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	— *
Class 4	325	325	39
Total class-specific expenses	$1,603	$706	$277
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$17
Class P2	$590	590
Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Managed Risk EUPAC Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$137	137
Total class-specific expenses	$137	$139
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$377	377
Total class-specific expenses	$377	$381

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,247
Class P2	$314	314
Total class-specific expenses	$314	$2,561
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$1,790	1,790
Total class-specific expenses	$1,790	$1,806
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	368

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$16	$11	$27
SMALLCAP World Fund	5	2	7
Growth Fund	93	63	156
EUPAC Fund	13	8	21
New World Fund	7	5	12
Washington Mutual Investors Fund	21	13	34
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	4	2	6
Growth-Income Fund	76	50	126
International Growth and Income Fund	1	— *	1
Capital Income Builder	3	2	5
Asset Allocation Fund	48	31	79
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	20	12	32
Capital World Bond Fund	3	1	4
American High-Income Trust	2	1	3
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	— *	1
U.S. Government Securities Fund	3	2	5
Managed Risk Growth Fund	— *	1	1
Managed Risk EUPAC Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	2	6
Managed Risk Asset Allocation Fund	2	2	4
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	—*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	—	203	9
*
Amount less than one thousand.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations.  None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series	370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$191,728	4,638	$565,787	13,689	$(323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340
Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$(750,074)	(18,421)	$856,181	20,995
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
SMALLCAP World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$23,986	1,139	$27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976
Total net increase (decrease)	$74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560
Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
EUPAC Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$72,561	3,074	$290,795	12,317	$(733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402
Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169
Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491
Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
U.S. Small and Mid Cap Equity Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8,453	715	$—	—	$(18,376)	(1,539)	$(9,923)	(824)
Class 1A	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 4	8,788	733	—	—	(1,491)	(125)	7,297	608
Total net increase (decrease)	$17,241	1,448	$—	—	$(19,867)	(1,664)	$(2,626)	(216)
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$28,398	1,501	$54,353	2,766	$(105,904)	(5,418)	$(23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954
Total net increase (decrease)	$69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$11,501	628
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832
Total net increase (decrease)	$608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,989	413	$247	16	$(11,367)	(764)	$(5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652
Total net increase (decrease)	$53,882	3,871	$2,912	198	$(54,679)	(3,885)	$2,115	184
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$42,633	2,824	$39,093	2,618	$(59,601)	(3,989)	$22,125	1,453
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154
Total net increase (decrease)	$98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667
Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,202	350	$5,955	410	$(9,988)	(683)	$1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493
Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$23,499	1,634
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419
Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$30,955	3,042	$2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498
Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,291	348	$1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325
Total net increase (decrease)	$90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$133	14	$13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)
Total net increase (decrease)	$9,430	1,022	$954	104	$(28,883)	(3,106)	$(18,499)	(1,980)
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$9,598	843	$235	20	$(7,857)	(692)	$1,976	171
Class 1A	—	—	— †	— †	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351	124	(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23	2	(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336	31	(44,603)	(4,039)	(2,660)	(234)
Total net increase (decrease)	$86,465	7,836	$1,945	177	$(101,883)	(9,241)	$(13,473)	(1,228)
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— †	—	—	5	— †
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$43,690	4,425	$1,960	200	$(36,784)	(3,717)	$8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836
Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$20,206	2,093
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$329	23	$902	65	$(1,437)	(102)	$(206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)
Total net increase (decrease)	$3,963	288	$32,891	2,379	$(39,083)	(2,797)	$(2,229)	(130)
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Managed Risk EUPAC Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$21	2	$31	3	$(235)	(23)	$(183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)
Total net increase (decrease)	$559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$135	10	$42	3	$(139)	(10)	$38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)
Total net increase (decrease)	$951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070
Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$159,229	12,591
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$95	7	$1,182	91	$(367)	(27)	$910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344
Total net increase (decrease)	$6,121	461	$135,831	10,811	$(130,195)	(9,857)	$11,757	1,415
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,011,018	$2,161,926	$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629	11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972	3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	—	—	—	44	—
Non-U.S. taxes paid on realized gains	717	9,713	—	14,332	6,769	—
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270	—	2,163	7,782	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$67,317	$524,287	$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621	12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	—	1,375	3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	—	—	—	1	1	—
Non-U.S. taxes paid on realized gains	—	178	—	45	172	—
Non-U.S. taxes provided on unrealized appreciation	—	293	—	148	136	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$152,594	$5,889,277	$749,966	$225,331	$156,084	$—
Sales of investment securities*	163,325	6,358,877	1,010,793	231,810	184,572	—
Non-U.S. taxes paid on dividend income	256	— †	—	6	—	—
Non-U.S. taxes paid on interest income	2	—	55	—	—	—
Non-U.S. taxes paid on realized gains	21	—	86	—	—	—
Non-U.S. taxes provided on unrealized appreciation	88	—	131	—	—	—

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series	382

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2026[4,5]	$38.79	$.26	$8.32	$8.58	$(.26 )	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]	.42%[7]	1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60 )	(4.88)	(5.48)	38.79	21.98	4,115.52		.42	1.18
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25 )	(5.22)	(5.47)	41.46	22.17 [6]	105	.77 [7]	.66 [7]	1.08 [7]
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25 )	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77 [7]	.67 [7]	1.01 [7]
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23 )	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02 [7]	.92 [7]	.78 [7]
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
SMALLCAP World Fund
Class 1:
6/30/2026[4,5]	$20.31	$.11	$3.11	$3.22	$(.27 )	$(3.02)	$(3.29)	$20.24	16.52%[6]	$194	.70%[7]	.65%[7]	1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10 )	(.40 )	(.50 )	20.31	14.89	784.70		.65	.84
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27 )	(3.02)	(3.29)	19.84	16.35 [6]	7	.95 [7]	.90 [7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27 )	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95 [7]	.90 [7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26 )	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20 [7]	1.15 [7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2026[4,5]	$141.06	$.23	$9.63	$9.86	$(.14 )	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]	.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33 )	(10.61)	(10.94)	141.06	20.54	25,168.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09 )	(12.53)	(12.62)	136.12	6.78 [6]	538	.59 [7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08 )	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59 [7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10 )	(12.53)	(12.63)	139.82	6.81 [6]	289	.52 [7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
6/30/2026[4,5]	134.39	(.11 )	9.17	9.06	(.04 )	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84 [7]	(.17 )[7]
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
EUPAC Fund
Class 1:
6/30/2026[4,5]	$22.33	$.21	$3.17	$3.38	$(.55 )	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]	.51%[7]	1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33 )	—	(.33 )	22.33	27.04	3,364.53		.53	1.79
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		.52	1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		.54	1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		.55	1.57
Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55 )	(1.77)	(2.32)	23.22	14.92 [6]	21	.78 [7]	.75 [7]	1.65 [7]
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		.78	1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		.79	1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		.80	1.39
Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54 )	(1.77)	(2.31)	23.23	14.90 [6]	3,705	.78 [7]	.76 [7]	1.60 [7]
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		.78	1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		.79	1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		.80	1.35
Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55 )	(1.77)	(2.32)	23.46	14.92 [6]	18	.71 [7]	.69 [7]	1.67 [7]
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		.71	1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		.72	1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		.73	1.41
Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54 )	(1.77)	(2.31)	22.77	14.77 [6]	676	1.03 [7]	1.01 [7]	1.38 [7]
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2026[4,5]	$32.47	$.26	$5.16	$5.42	$(.20 )	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]	.58%[7]	1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41 )	(1.21)	(1.62)	32.47	28.60	2,103.65		.58	1.66
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19 )	(2.47)	(2.66)	34.93	16.49 [6]	48	.90 [7]	.83 [7]	1.32 [7]
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19 )	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90 [7]	.83 [7]	1.25 [7]
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17 )	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15 [7]	1.08 [7]	1.01 [7]
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2026[4,5]	$18.18	$.15	$1.19	$1.34	$(.07 )	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]	.26%[7]	1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29 )	(1.20)	(1.49)	18.18	17.50	6,435.41		.26	1.66
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06 )	(1.65)	(1.71)	17.68	7.29 [6]	41	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06 )	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05 )	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91 [7]	.76 [7]	1.16 [7]
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$—	$—	$—	$12.76	13.83%[6]	$90	.54%[7]	.54%[7]	.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05 )	— [8]	(.05 )	11.21	15.95	88.59		.54	.87
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [11]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	—	—	—	12.73	13.46 [6]	21	1.08 [7]	1.08 [7]	.27 [7]
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [8]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2026[4,5]	$18.44	$.16	$2.67	$2.83	$(.13 )	$(1.72)	$(1.85)	$19.42	15.22%[6]	$632	.52%[7]	.42%[7]	1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28 )	(.61 )	(.89 )	18.44	25.16	622.52		.42	1.70
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12 )	(1.72)	(1.84)	19.25	15.07 [6]	13	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12 )	(1.72)	(1.84)	19.33	15.07 [6]	1,144	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11 )	(1.72)	(1.83)	18.71	14.97 [6]	417	1.02 [7]	.92 [7]	1.14 [7]
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	390

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2026[4,5]	$67.73	$.36	$7.03	$7.39	$(.28 )	$(5.03)	$(5.31)	$69.81	10.92%[6]	$27,023	.28%[7]	1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76 )	(12.13)	(12.89)	67.73	18.37	25,780.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27 )	(5.03)	(5.30)	69.05	10.79 [6]	204	.53 [7]	.87 [7]
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25 )	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53 [7]	.79 [7]
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26 )	(5.03)	(5.29)	69.98	10.83 [6]	165	.46 [7]	.86 [7]
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23 )	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78 [7]	.54 [7]
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

391	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2026[4,5]	$13.49	$.20	$1.48	$1.68	$(.10 )	$—	$(.10 )	$15.07	12.45%[6]	$34	.55%[7]	.55%[7]	2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34 )	—	(.34 )	13.49	35.83	35.57		.57	2.68
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09 )	—	(.09 )	14.61	12.32 [6]	9	.79 [7]	.79 [7]	2.54 [7]
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09 )	—	(.09 )	14.62	12.32 [6]	176	.80 [7]	.80 [7]	2.51 [7]
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09 )	—	(.09 )	14.34	12.12 [6]	234	1.05 [7]	1.05 [7]	2.33 [7]
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	392

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2026[4,5]	$14.49	$.25	$.92	$1.17	$(.17 )	$(.52 )	$(.69 )	$14.97	8.05%[6]	$890	.40%[7]	.27%[7]	3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44 )	—	(.44 )	14.49	20.69	841.40		.27	3.29
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	16	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	25	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13 )	(.52 )	(.65 )	14.93	7.73 [6]	839	.90 [7]	.77 [7]	2.81 [7]
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

393	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2026[4,5]	$27.51	$.29	$1.98	$2.27	$(.12 )	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]	2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60 )	(1.91)	(2.51)	27.51	16.16	15,919.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11 )	(3.04)	(3.15)	26.38	8.16 [6]	63	.55 [7]	1.84 [7]
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11 )	(3.04)	(3.15)	26.09	8.12 [6]	4,443	.55 [7]	1.83 [7]
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11 )	(3.04)	(3.15)	26.64	8.17 [6]	37	.48 [7]	1.90 [7]
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10 )	(3.04)	(3.14)	25.77	8.01 [6]	7,576	.80 [7]	1.58 [7]
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	394

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2026[4,5]	$14.41	$.19	$.70	$.89	$(.05 )	$(.87 )	$(.92 )	$14.38	6.12%[6]	$97	.51%[7]	.49%[7]	2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22 )	(.53 )	(.75 )	14.41	17.42	97.52		.51	2.63
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05 )	(.87 )	(.92 )	14.25	5.91 [6]	5	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05 )	(.87 )	(.92 )	14.28	5.97 [6]	148	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04 )	(.87 )	(.91 )	13.97	5.77 [6]	221	1.01 [7]	.99 [7]	2.12 [7]
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

395	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2026[4,5]	$9.52	$.21	$(.16 )	$.05	$(.07 )	$—	$(.07 )	$9.50	.55%[6]	$6,729	.39%[7]	.23%[7]	4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43 )	—	(.43 )	9.52	7.40	6,909.39		.24	4.54
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16 )	.04	(.07 )	—	(.07 )	9.42	.41 [6]	337	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
6/30/2026[4,5]	9.37	.20	(.16 )	.04	(.07 )	—	(.07 )	9.34	.41 [6]	2,615	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
6/30/2026[4,5]	9.31	.18	(.16 )	.02	(.06 )	—	(.06 )	9.27	.27 [6]	1,517	.89 [7]	.73 [7]	3.97 [7]
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	396

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2026[4,5]	$10.22	$.21	$(.30 )	$(.09 )	$(.10 )	$—	$(.10 )	$10.03	(.89 )%[6]	$298	.49%[7]	.49%[7]	4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33 )	—	(.33 )	10.22	9.55	611.48		.48	4.07
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31 )	(.11 )	(.10 )	—	(.10 )	9.92	(1.13)[6]	33	.74 [7]	.74 [7]	4.01 [7]
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30 )	(.10 )	(.10 )	—	(.10 )	9.90	(1.14)[6]	728	.74 [7]	.74 [7]	3.99 [7]
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30 )	(.12 )	(.09 )	—	(.09 )	9.72	(1.19)[6]	84	.99 [7]	.99 [7]	3.75 [7]
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

397	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2026[4,5]	$9.33	$.32	$(.11 )	$.21	$(.14 )	$—	$(.14 )	$9.40	2.32%[6]	$75	.46%[7]	.35%[7]	6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63 )	—	(.63 )	9.33	8.52	255.45		.33	6.81
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11 )	.20	(.14 )	—	(.14 )	9.33	2.33 [6]	13	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11 )	.19	(.13 )	—	(.13 )	9.14	2.24 [6]	517	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11 )	.20	(.13 )	—	(.13 )	9.46	2.28 [6]	7	.62 [7]	.52 [7]	6.64 [7]
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12 )	.21	(.13 )	—	(.13 )	10.35	2.14 [6]	282	.94 [7]	.84 [7]	6.33 [7]
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	398

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2026[4,5]	$9.46	$.21	$(.19 )	$.02	$(.08 )	$—	$(.08 )	$9.40	.27%[6]	$2	.36%[7]	.29%[7]	4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42 )	—	(.42 )	9.46	8.92	19.39		.32	4.84
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17 )	.02	(.09 )	—	(.09 )	9.25	.18 [6]	3	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17 )	.02	(.09 )	—	(.09 )	9.28	.18 [6]	39	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18 )	— [8]	(.08 )	—	(.08 )	9.13	.14 [6]	62	.87 [7]	.79 [7]	3.93 [7]
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

399	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2026[4,5]	$11.28	$.20	$(.01 )	$.19	$(.08 )	$—	$(.08 )	$11.39	1.66%[6]	$38	.30%[7]	3.48%[7]
12/31/2025	11.31	.46	.01	.47	(.50 )	—	(.50 )	11.28	4.15	36.31		4.01
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
6/30/2026[4,5]	11.28	.18	.01	.19	(.03 )	—	(.03 )	11.44	1.65 [6,12]	— [11]	.50 [7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [11]	.53	3.78
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [11]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [11]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [11]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [11]	.36	(.28 )
Class 2:
6/30/2026[4,5]	10.88	.18	(.01 )	.17	(.07 )	—	(.07 )	10.98	1.59 [6]	204	.55 [7]	3.22 [7]
12/31/2025	10.93	.42	— [8]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
6/30/2026[4,5]	11.03	.18	— [8]	.18	(.07 )	—	(.07 )	11.14	1.67 [6]	4	.48 [7]	3.29 [7]
12/31/2025	11.08	.43	— [8]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
6/30/2026[4,5]	10.96	.16	— [8]	.16	(.07 )	—	(.07 )	11.05	1.45 [6]	51	.80 [7]	2.97 [7]
12/31/2025	11.00	.39	— [8]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	400

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2026[4,5]	$9.90	$.21	$(.21 )	$— [8]	$(.08 )	$—	$(.08 )	$9.82	(.03 )%[6]	$268	.33%[7]	.25%[7]	4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45 )	—	(.45 )	9.90	8.01	261.33		.26	4.35
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22 )	(.02 )	(.07 )	—	(.07 )	9.75	(.17 )[6]	314	.58 [7]	.50 [7]	4.02 [7]
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21 )	(.02 )	(.07 )	—	(.07 )	9.67	(.18 )[6]	1,024	.58 [7]	.50 [7]	4.01 [7]
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21 )	(.01 )	(.07 )	—	(.07 )	9.85	(.06 )[6]	5	.51 [7]	.43 [7]	4.08 [7]
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21 )	(.03 )	(.07 )	—	(.07 )	9.64	(.31 )[6]	270	.83 [7]	.75 [7]	3.77 [7]
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

401	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2026[4,5]	$14.26	$.01	$.65	$.66	$(.06 )	$(.91 )	$(.97 )	$13.95	4.62%[6]	$14	.37%[7]	.37%[7]	.69%[7]	.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25 )	(.57 )	(.82 )	14.26	13.63	14.38		.36	.67	.47
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
6/30/2026[4,5]	14.12	(.01 )	.64	.63	(.05 )	(.91 )	(.96 )	13.79	4.48 [6]	478	.63 [7]	.63 [7]	.95 [7]	(.14 )[7]
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk EUPAC Fund
Class P1:
6/30/2026[4,5]	$9.34	$.18	$.96	$1.14	$(.16 )	$—	$(.16 )	$10.32	12.18%[6]	$2	.43%[7]	.39%[7]	.87%[7]	3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13 )	—	(.13 )	9.34	15.33	2.41		.36	.83	1.58
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13 )	—	(.13 )	10.28	12.04 [6]	109	.70 [7]	.66 [7]	1.14 [7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2026[4,5]	$12.77	$.03	$.62	$.65	$(.19 )	$—	$(.19 )	$13.23	5.11%[6]	$3	.37%[7]	.37%[7]	.63%[7]	.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26 )	—	(.26 )	12.77	10.95	3.37		.36	.61	1.64
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18 )	—	(.18 )	13.13	4.94 [6]	301	.64 [7]	.64 [7]	.90 [7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	402

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19 )	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36%[7]	.36%[7]	.63%[7]	.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34 )	(.56 )	(.90 )	15.01	11.45	1,834.37		.36	.63	1.35
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19 )	(2.17)	(2.36)	13.61	7.15 [6]	250	.61 [7]	.61 [7]	.88 [7]	.38 [7]
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23 )	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]	.36%[7]	.69%[7]	.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39 )	(.83 )	(1.22)	13.46	12.01	13.38		.36	.65	1.96
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22 )	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61 [7]	.61 [7]	.94 [7]	.35 [7]
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

403	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Capital Income Builder	51%	72%	49%	59%	48%	60%
Asset Allocation Fund	42	72	43	54	42	45
American Funds Global Balanced Fund	27	57	55	43	111	36
The Bond Fund of America	112	159	102	129	77	87
Capital World Bond Fund	36	59	54	110	114	64
American Funds Mortgage Fund	21	65	52	85	56	38
U.S. Government Securities Fund	21	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Global Growth Fund	32%	45%	41%	29%	29%	18%
SMALLCAP World Fund	82	51	47	36	40	29
Growth Fund	19	27	23	23	29	25
EUPAC Fund	69	63	35	28	42	44
New World Fund	33	49	55	36	40	43
Washington Mutual Investors Fund	15	37	31	29	30	90
U.S. Small and Mid Cap Equity Fund	67	82	4 [4,6,10]
Capital World Growth and Income Fund	25	45	34	29	42	85
Growth-Income Fund	24	27	45	26	25	24
International Growth and Income Fund	36	48	39	38	48	41
Capital Income Builder	58	87	107	149	126	93
Asset Allocation Fund	51	115	129	159	118	124
American Funds Global Balanced Fund	37	86	141	103	126	39
The Bond Fund of America	155	247	398	545	415	456
Capital World Bond Fund	64	106	269	286	188	91
American High-Income Trust	25	39	45	40	34	56
American Funds Mortgage Fund	173	421	644	1053	1141	975
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Government Securities Fund	74	253	398	744	695	433
Managed Risk Growth Fund	13	32	14	39	97	32
Managed Risk EUPAC Fund	14	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	12	22	8	19	70	16
Managed Risk Growth-Income Fund	14	29	13	21	67	13
Managed Risk Asset Allocation Fund	10	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series	406

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409	American Funds Insurance Series

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	August 26, 2026